UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08648
                                                     ---------

                                 WT Mutual Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 John J. Kelley
                              1100 N. Market Street
                              Wilmington, DE 19890
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-254-3948
                                                            ------------

                        Date of fiscal year end: June 30
                                                 -------

                   Date of reporting period: December 31, 2009
                                             -----------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


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                                                                                                          MONEY MARKET FUNDS

                                                                                      SEMI-ANNUAL REPORT | DECEMBER 31, 2009










                                                                                                          PRIME MONEY MARKET

                                                                                                U.S. GOVERNMENT MONEY MARKET

                                                                                                     TAX-EXEMPT MONEY MARKET










                                                                                                     (WILMINGTON FUNDS LOGO)
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WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 PRESIDENT'S MESSAGE
============================================================================================================================


DEAR SHAREHOLDER:

     As the six-month  period ended  December 31, 2009 began,  investors  showered a lot of love on the  financial  markets.
During the third quarter of 2009, most markets produced sizeable rewards. The equity markets spawned double digit results as the bull market from the March 9, 2009 lows extended with historic fervor. With equities recovering, bonds would normally be considered  something to avoid but this market bucked  expectations as sizeable  positive returns were available in the bond market as well. Even the U.S. Treasury market,  the often-stodgy  GRANDE DAME of the bond market,  found enough affection to produce a total return for the three months ended September 30, 2009 that exceeded two percent  (2.13%),  as measured by the
BofA Merrill Lynch U.S.  Treasury  Index.  The Federal  Reserve's  "Zero Rate Policy" has assured  investors  that they will receive very little return for taking almost no risk. What the policy did not assure was whether investors would receive any return for actually taking risk. However, the markets answered this with a resounding "yes" as risky assets gained favor and moved to the top of the quarterly leader board.

     Behind much of the momentum for the quarter ended  September  30th were economic  statistics  that  indicated  that the economy was moving from its downward trajectory towards a more positive direction.  The economic recovery began to take hold outside of the United States early in 2009.  Economies in Asia,  Germany,  France,  Brazil and India all found stability and began to turn the corner.  For the most part,  these countries were not victimized by the dramatic  problems in credit which caused major  dislocations in the banking system and forced  deleveraging.  In the United States, the areas where government assistance was most evident  helped to lead the way. The most visible was the "Cash for Clunkers"  program which lit a brief fire under auto sales. In early 2008,  vehicle sales were averaging about 16 million units per year but began to collapse as the credit crisis took hold. The collapse of Lehman  Brothers  accelerated  the decline so that by early 2009,  annual sales were well below a rate of 10 million units per year. The "Cash for Clunkers"  program  provided car buyers with a government provided subsidy to replace older, gas guzzling vehicles with new, more fuel efficient models.  Sales moved up to 11 million annual units before  peaking in August at just over 14 million  units  annually.  The program was fed in part from  existing inventories but production needed to be ramped up to meet the demand. This helped to push manufacturing  surveys such as the
Chicago Purchasing Managers survey up to a peak reading of 50 during the quarter.

     The housing  market  showed  signs of  stabilizing  for some time but perhaps the best news came from the  Case-Shiller
Housing Price data which showed prices beginning to move up. Again, government support has been important with an $8,000 tax credit for first time home buyers.  Transaction  volumes as measured by existing home sales bottomed early in 2009 at around
4.5 million  homes but they have moved from these lows,  fairly  consistently  pushing above 5 million  units.  Perhaps most importantly, the supply of homes on the market shrank to an 8.5 month supply by September 2009, down from a peak of above 11 months. This is a considerable improvement, even if it is well below the normal market average of between 4 to 5 months. New home sales dropped by 76% from their peak in July 2005 before  bottoming at only 329 thousand new homes in early 2009.  Like existing home sales, new home sales increased steadily throughout most of 2009.

     For the fixed  income  markets,  the  positive  performance  for the third  quarter  of  calendar  year 2009 began with improvements in the Treasury  market.  The yield curve  experienced a modest bull flattening  trend as Thirty-Year  Treasury
Notes lost 26 basis points of yield while the  Two-Year  Note shed 16 bps. The  rationale  for this market  movement was not obvious  relative to the  fundamentals.  With the economy  demonstrating  an improved tone, the bond market and the Treasury market in particular  should expect to see yields move higher.  Furthermore,  with the large  quantity of Treasury  issuance taking place, the market


                                                              1
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 PRESIDENT'S MESSAGE -- CONTINUED
============================================================================================================================


reactions  seem  even more out of synch  with  expectations.  Several  factors  however  came into  play.  First,  inflation expectations  are virtually nil and if anything,  deflation  concerns may be lingering for many investors.  The multitude of government  stimulus programs has many people expecting  inflation to move higher but the  extraordinary  excess capacity is keeping this problem well bottled up. Second, while the economy perked up during the quarter ended September 30th, we do not expect the rate of growth to hold.  While the economy is likely to gain ground in the future,  it is likely to be well below trend. We believe this pushes any inflation concerns even further out into the future. Finally, the supply of new Treasuries hitting the market has found strong support from foreign buyers.  From data collected by the Federal Reserve and reported by
BCA Research,  foreign buyers have  accumulated 47% of the change in Treasury  inventories from the middle of 2008 until the middle of 2009. In dollar terms,  this amounts to about $900 billion.  The Chinese,  the biggest buyer of our Treasury debt, are caught between two relatively poor options. They can stand aside for these auctions and risk sparking a huge collapse of the dollar and a rise in rates which would cause their  existing  holdings to lose value while  putting  their export driven economy into a  non-competitive  position or they can pony up the vast new sums required to support the market.  Ultimately, staying in power is their  primary  motivation  so their  political  calculations  favor  keeping the  Treasury  market well supported.

     Outside of the Treasury  market,  the play for risky assets really took center stage.  The corporate bond market,  both investment  grade and  high-yield,  followed up its strong  performance  for the quarter  ended June 30th with an impressive encore. Yield spreads between corporate bonds and the Treasury market continued to narrow.  Barclays Capital U.S. Investment
Grade Corporate Index started the quarter with spreads at an average of 317 bps. By the end of September,  this had narrowed by 93 basis points,  which enabled this part of the market to post excess returns over similar duration Treasury  securities of 556 basis points (5.56%).  The big winner in the quarter ended  September 30th was the financial  sector which had lagged the tightening moves recorded earlier in the year.  Investment grade financial  institutions  returned nearly 10% during the quarter according to Barclays Capital. Earnings for the quarter ended June 30th were generally better than expected in large part due to the profound cost cutting  achieved by businesses in the wake of the Lehman Brothers  collapse.  This provided a strong  foundation and helped to remove all concerns over systemic risk. The  performance in the high-yield  bond market was even more impressive.  According to Barclay Capital U.S.  Corporate  High-Yield Index, the average spread tightened by about
220 basis points  which  allowed the market a total return of 12.3% for the quarter  bringing  year-to-date  results up to a stunning 49.6%! Money flowed into these two markets at a very rapid clip helping to support significant new issuance. In the week following Labor Day, over $40 billion in new investment grade bonds were brought to market.

     The economic recovery  picked-up its pace during the final quarter of 2009 and with it, the fixed-income  markets began to confront  the ugly truth that yield levels will likely move  higher.  Thus,  a quarter  that started with two  reasonably positive  months in October and  November  when  5-Year  Treasury  yields fell by 30 basis  points  (0.30%),  experienced  a broad-based  increase in rates during December that reversed all of the gains and left longer term Treasury yields higher by roughly 35-60 basis points for the quarter.

     The quarter ended December 31st was again ruled by risk taking and the corporate bond market was right in the center of this action.  Excess returns, as measured by the Barclay Capital U.S. Investment Grade Corporate Index, totaled 3.1% for the final quarter of 2009 and finished the year adding 22.7% above the Treasury market. During the early chapters of this credit rally,  the financial  services  industry  lagged behind but this shifted during the last half of 2009 as financials led the way. The financial services segment of the Barclays Capital U.S.  Investment Grade Corporate Index returned 12.3% during the second half of 2009,


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 PRESIDENT'S MESSAGE -- CONTINUED
============================================================================================================================


as compared to a little over 8% for both industrial and utility issuers.  Even with this strong  performance,  spread levels remain  elevated for the financial  sector when compared to the other two major  sectors.  Additional  spread  tightening is likely as the markets continue to normalize but the momentum is likely to slow as it will take time for the remaining risks, many of which are centered in loan portfolios, to be fully addressed.

     The following is a comparison of the performance of the Wilmington Prime Money Market, Wilmington U.S. Government Money
Market and  Wilmington  Tax-Exempt  Money  Market Funds versus their  respective  Lipper peer group  average  return for the six-month period ended December 31, 2009:

          WILMINGTON PRIME MONEY MARKET FUND -- INSTITUTIONAL SHARES .....................................   0.01%
          WILMINGTON PRIME MONEY MARKET FUND -- SERVICE SHARES ...........................................   0.01%
          WILMINGTON PRIME MONEY MARKET FUND -- W SHARES .................................................   0.01%
          Lipper Money Market Funds ......................................................................   0.03%

          WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- INSTITUTIONAL SHARES ...........................   0.01%
          WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- SERVICE SHARES .................................   0.01%
          WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- W SHARES .......................................   0.01%
          Lipper U.S. Government Money Market Funds ......................................................   0.02%

          WILMINGTON TAX-EXEMPT MONEY MARKET FUND -- INSTITUTIONAL SHARES ................................   0.01%
          WILMINGTON TAX-EXEMPT MONEY MARKET FUND -- W SHARES ............................................   0.01%
          Lipper Tax-Exempt Money Market Funds ...........................................................   0.03%

Source: Lipper

-----------
PERFORMANCE  SHOWN  REPRESENTS PAST  PERFORMANCE AND DOES NOT GUARANTEE  FUTURE RESULTS.  INVESTMENT  RETURN WILL FLUCTUATE.
SHARES,  WHEN REDEEMED,  MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN
THAT SHOWN HERE.  PERFORMANCE  DATA CURRENT TO THE MOST RECENT  MONTH-END IS AVAILABLE BY CALLING  800-336-9970.

THE FUNDS' SHARES ARE NOT BANK DEPOSITS AND ARE NOT INSURED BY,  GUARANTEED  BY,  ENDORSED BY OR  OBLIGATIONS OF THE FEDERAL
DEPOSIT  INSURANCE  CORPORATION,  THE FEDERAL RESERVE BOARD, ANY GOVERNMENT  AGENCY OR ANY BANK.  ALTHOUGH THE FUNDS SEEK TO
PRESERVE  THE VALUE OF YOUR  INVESTMENT  AT $1.00 PER SHARE,  IT IS POSSIBLE TO LOSE MONEY BY  INVESTING  IN THE FUNDS.

THE PERFORMANCE SHOWN IN THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THE SHAREHOLDER  WOULD PAY ON FUND  DISTRIBUTIONS
OR REDEMPTION OF FUND SHARES.

RODNEY SQUARE MANAGEMENT  CORPORATION,  THE FUNDS' INVESTMENT  ADVISER, IS CURRENTLY  VOLUNTARILY  REDUCING ITS ADVISORY FEE
AND/OR REIMBURSING  OPERATING EXPENSES OF EACH FUND IN ORDER TO MAINTAIN A FUND'S (OR CLASS THEREOF,  AS APPLICABLE) CURRENT
ANNUALIZED YIELD AT OR ABOVE 0.01%.

                                                              3
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WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 PRESIDENT'S MESSAGE -- CONTINUED
============================================================================================================================


     We invite your comments and questions and thank you for your  investment in the Wilmington  Money Market Funds. We look forward to reviewing our investment results with you in our next report to shareholders.

                                                                                    Sincerely,


                                                                                    /s/ John J. Kelley

                                                                                    John J. Kelley
                                                                                    President

January 25, 2010


YOU SHOULD CONSIDER THE INVESTMENT  OBJECTIVES,  RISKS,  CHARGES AND EXPENSES OF THE FUNDS  CAREFULLY  BEFORE  INVESTING.  A
PROSPECTUS  WITH THIS AND OTHER  INFORMATION  MAY BE OBTAINED  BY CALLING  800-336-9970  OR VISITING  THE FUNDS' WEB SITE AT
www.wilmingtonfunds.com. THE PROSPECTUS SHOULD BE READ BEFORE INVESTING.

MR. KELLEY'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED
FROM THE INVESTMENT ADVISER'S RESEARCH.  THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT
ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.


                                                              4
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--------------------------------------
 EXPENSE DISCLOSURE (UNAUDITED)
============================================================================================================================


DISCLOSURE OF FUND EXPENSES

The following  Expense Tables are shown so that you can understand the impact of fees on your  investment.  All mutual funds have operating  expenses.  As a shareholder of a Fund, you incur ongoing  costs,  including  management  fees and other Fund expenses.  A Fund's  expenses are expressed as a percentage  of its average net assets.  This figure is known as the expense ratio. The following  examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of
$1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     -    ACTUAL FUND RETURN AND EXPENSES.  The first line of each table below  provides  information  about actual  account values and actual expenses.  You may use the information in this line,  together with the amount you invested,  to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example,  an
          $8,600 account value divided by $1,000 = 8.6),  then multiply the result by the number in the first line under the heading  entitled  "Expenses  Paid During  Period" to estimate the  expenses  you paid on your account  during the period.

     -    HYPOTHETICAL 5% RETURN AND EXPENSES.  The second line of each table below provides  information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of
          5% per year before expenses,  which is not the Fund's actual return. The hypothetical  account values and expenses may not be used to estimate the actual  ending  account  balance or expenses you paid for the period.  You may use this  information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
          hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the  expenses  shown in the tables are meant to highlight  your  ongoing  costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing  ongoing costs only,  and will not help you  determine the relative  total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized
Expense Ratio" reflects the actual expenses for the period indicated.

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--------------------------------------
 EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED
============================================================================================================================


FOR THE PERIOD JULY 1, 2009 TO DECEMBER 31, 2009


EXPENSE TABLES

                                                                                BEGINNING     ENDING                 EXPENSES
                                                                                 ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                                                  VALUE       VALUE       EXPENSE     DURING
                                                                                  7/1/09     12/31/09      RATIO     PERIOD*
                                                                                ---------   ---------   ----------   --------
PRIME MONEY MARKET FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ..........................................................   $1,000.00   $1,000.10      0.39%      $1.97
Hypothetical 5% Return Before Expenses ......................................    1,000.00    1,023.22      0.39        1.99

PRIME MONEY MARKET FUND
-- SERVICE SHARES
Actual Fund Return ..........................................................   $1,000.00   $1,000.10      0.39%      $1.97
Hypothetical 5% Return Before Expenses ......................................    1,000.00    1,023.22      0.39        1.99

PRIME MONEY MARKET FUND
-- W SHARES
Actual Fund Return ..........................................................   $1,000.00   $1,000.10      0.39%      $1.97
Hypothetical 5% Return Before Expenses ......................................    1,000.00    1,023.22      0.39        1.99

U.S. GOVERNMENT MONEY MARKET FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ..........................................................   $1,000.00   $1,000.10      0.28%      $1.46
Hypothetical 5% Return Before Expenses ......................................    1,000.00    1,023.73      0.28        1.48

U.S. GOVERNMENT MONEY MARKET FUND
-- SERVICE SHARES
Actual Fund Return ..........................................................   $1,000.00   $1,000.10      0.28%      $1.41
Hypothetical 5% Return Before Expenses ......................................    1,000.00    1,023.78      0.28        1.43

U.S. GOVERNMENT MONEY MARKET FUND
-- W SHARES
Actual Fund Return ..........................................................   $1,000.00   $1,000.10      0.28%      $1.41
Hypothetical 5% Return Before Expenses ......................................    1,000.00    1,023.78      0.28        1.43

TAX-EXEMPT MONEY MARKET FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ..........................................................   $1,000.00   $1,000.10      0.36%      $1.87
Hypothetical 5% Return Before Expenses ......................................    1,000.00    1,023.32      0.36        1.89

TAX-EXEMPT MONEY MARKET FUND
-- W SHARES
Actual Fund Return ..........................................................   $1,000.00   $1,000.10      0.36%      $1.81
Hypothetical 5% Return Before Expenses ......................................    1,000.00    1,023.37      0.36        1.84

----------
*    Expenses are equal to the Fund's  annualized  expense ratio  multiplied  by the average  account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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--------------------------------------
 DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)
============================================================================================================================


PORTFOLIO HOLDINGS

DECEMBER 31, 2009

The following  tables present a summary of the portfolio  holdings of each of the Wilmington Money Market Funds as a percent of its total investments.


PRIME MONEY MARKET FUND                                         TAX-EXEMPT MONEY MARKET FUND
Municipal Commercial Paper .........................    23.6%   Municipal Bonds
Municipal Bonds ....................................    21.8%     Texas ............................................    13.5%
Commercial Paper ...................................    14.6%     Tennessee ........................................     9.1%
Certificates of Deposit ............................    14.2%     Alaska ...........................................     7.2%
U.S. Agency Obligations ............................    11.3%     Illinois .........................................     6.6%
Corporate Bonds ....................................     1.8%     Wisconsin ........................................     5.3%
Money Market Mutual Funds ..........................    12.7%     Minnesota ........................................     4.3%
                                                       -----      Connecticut ......................................     4.2%
                                                       100.0%     Oregon ...........................................     4.0%
                                                       =====      Nevada ...........................................     3.6%
                                                                  Ohio .............................................     3.4%
U.S. GOVERNMENT MONEY MARKET FUND                                 Florida ..........................................     3.3%
U.S. Agency Obligations ............................    58.4%     Mississippi ......................................     3.3%
Repurchase Agreements ..............................    23.6%     Indiana ..........................................     3.1%
Money Market Mutual Funds ..........................    18.0%     Michigan .........................................     3.1%
                                                       -----      Georgia ..........................................     3.0%
                                                       100.0%     All Other ........................................    17.0%
                                                       =====    Money Market Mutual Funds ..........................     6.0%
                                                                                                                       -----
                                                                                                                       100.0%
                                                                                                                       =====










DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete  schedule of investments  with the SEC for its first and third fiscal  quarters on Form N-Q. Form
N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the
SEC's Public  Reference  Room in  Washington,  D.C.  (call  1-800-732-0330  for  information  on the operation of the Public
Reference Room).


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--------------------------------------
PRIME MONEY MARKET FUND
-----------------------
  INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED)
  (Showing Percentage of Net Assets)
============================================================================================================================
                                                                                 MOODY'S/S&P     PRINCIPAL         VALUE
                                                                                  RATINGS(1)       AMOUNT        (NOTE 2)
                                                                                -------------   -----------   --------------
CORPORATE BONDS -- 1.8%
  American Honda Finance Corp.,
     0.66%, 08/27/10** ......................................................       A1, A+      $45,000,000   $   45,000,000
                                                                                                              --------------
  TOTAL CORPORATE BONDS (COST $45,000,000) ................................................................       45,000,000
                                                                                                              --------------
CERTIFICATES OF DEPOSIT -- 14.2%
 FOREIGN BANKS, U.S. BRANCHES -- 14.2%
  BNP Paribas Finance, 0.23%, 02/22/10 ......................................     P-1, A-1+      50,000,000       50,000,000
  Lloyds TSB Bank, PLC, NY,
     0.25%, 01/22/10 ........................................................      P-1, A-1      51,187,000       51,187,596
  National Australia Bank, DE,
     0.20%, 04/05/10 ........................................................     P-1, A-1+      50,000,000       50,000,000
  Rabobank Nederland, NY,
     0.32%, 03/10/10 ........................................................     P-1, A-1+      50,000,000       50,000,000
  Royal Bank of Scotland, PLC, NY,
     0.26%, 02/05/10 ........................................................      P-1, A-1      50,000,000       50,000,000
  Svenska Hanelsbanken, NY,
     0.23%, 01/27/10 ........................................................     P-1, A-1+      50,000,000       50,000,180
  Toronto Dominion, NY,
     0.27%, 06/17/10 ........................................................     P-1, A-1+      50,000,000       50,000,000
                                                                                                              --------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $351,187,776) .......................................................      351,187,776
                                                                                                              --------------
COMMERCIAL PAPER -- 14.6%
 CONSUMER PRODUCTS -- 4.3%
  Coca-Cola Co., 0.25%, 01/04/10* ...........................................      P-1, A-1      50,000,000       49,998,958
  Straight-A Funding LLC,
     0.21%, 01/07/10* .......................................................     P-1, A-1+      55,036,000       55,034,074
                                                                                                              --------------
                                                                                                                 105,033,032
                                                                                                              --------------
 FINANCE & INSURANCE -- 10.3%
  Societe Generale, 0.22%, 03/04/10* ........................................      P-1, A-1      50,000,000       49,981,055
  BlackRock, Inc., 0.21%, 01/29/10* .........................................      P-1, A-1      24,180,000       24,176,051
  BlackRock, Inc., 0.21%, 02/12/10* .........................................      P-1, A-1      25,000,000       24,993,875
  Ranger Funding, 0.16%, 01/20/10* ..........................................      P-1, A-1      30,238,000       30,235,447
  Toyota Motor Credit Corp.,
     0.18%, 03/02/10* .......................................................     P-1, A-1+      50,000,000       49,985,000
  Toyota Motor Credit Corp.,
     0.23%, 04/07/10* .......................................................     P-1, A-1+      25,000,000       24,984,667
  General Electric Capital Corp.,
     0.25%, 05/27/10* .......................................................     P-1, A-1+      50,000,000       49,949,305
                                                                                                              --------------
                                                                                                                 254,305,400
                                                                                                              --------------
  TOTAL COMMERCIAL PAPER (COST $359,338,432) ..............................................................      359,338,432
                                                                                                              --------------


                          The accompanying notes are an integral part of the financial statements.

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

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
PRIME MONEY MARKET FUND
-----------------------
  INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================
                                                                                 MOODY'S/S&P     PRINCIPAL         VALUE
                                                                                  RATINGS(1)       AMOUNT        (NOTE 2)
                                                                                -------------   -----------   --------------
MUNICIPAL COMMERCIAL PAPER -- 23.5%
  Alaska Housing Finance Corp.,
     0.45%, 02/18/10* .......................................................     P-1, A-1+     $28,139,000   $   28,122,117
  Anchorage, AK, Ser. A,
     0.65%, 01/08/10 ........................................................     A-1, A-1+      40,000,000       40,000,000
  Baltimore Cnty., MD PCRB, Ser. 2002,
     0.32%, 06/15/10 ........................................................     P-1, A-1+      25,900,000       25,900,000
  Brown Univ., Ser. A,
     0.22%, 03/12/10* .......................................................     P-1, A-1+      20,100,000       20,091,402
  Catholic Health Initiatives CO, Ser. A,
     0.30%, 02/11/10 ........................................................     P-1, A-1+      25,063,000       25,063,000
  Catholic Health Initiatives CO, Ser. A,
     0.35%, 03/10/10 ........................................................     P-1, A-1+      36,300,000       36,300,000
  Collier Cnty., FL Health Fac. Auth. Ser. 2003,
     0.35%, 04/07/10 ........................................................    VMIG-1, A-1+    30,525,000       30,525,000
  Jacksonville Cnty., FL PCRB,
     0.30%, 03/12/10 ........................................................     P-1, A-1       21,700,000       21,700,000
  Jacksonville Cnty., FL PCRB,
     0.35%, 02/12/10 ........................................................    VMIG-1, A-1+    14,960,000       14,960,000
  Las Vegas Valley, NV, Water District, Ser. 04-B,
     0.32%, 02/09/10 ........................................................     P-1, A-1+      25,000,000       25,000,000
  Massachusetts Gen. Oblig. Ser. F,
     0.26%, 01/07/10 ........................................................     P-1, A-1+      25,000,000       25,000,000
  Metro Govt. of Nashville & Davisville Cnty., TN,
     0.40%, 01/12/10 ........................................................    P-1+, A-1+      16,150,000       16,150,000
  Ohio Higher Edu. Fac., 0.33%, 03/04/10 ....................................     P-1, A-1+      20,700,000       20,700,000
  Rochester Health Care, Ser. 2001-B, MN,
     0.27%, 01/22/10 ........................................................     NR, A-1+       39,400,000       39,400,000
  San Antonio, TX Water System, Ser. A,
     0.30%, 04/09/10 ........................................................     P-1, A-1+      12,900,000       12,900,000
  South Carolina Public Service, 0.50%, 03/12/10* ...........................     P-1, A-1       15,000,000       14,985,417
  South Carolina Public Service, 0.35%, 04/09/10* ...........................     P-1, A-1       22,500,000       22,478,562
  South Carolina Public Service, 0.45%, 02/04/10* ...........................     P-1, A-1       15,000,000       14,993,625
  Sunshine St. Govt. Fin. FL, 0.35%, 01/05/10 ...............................     P-1, A-1+      50,000,000       50,000,000
  Tennessee State School Board Authority,
     0.28%, 04/06/10 ........................................................     P-1, A-1+      12,575,000       12,575,000
  Univ. of California, 0.19%, 02/11/10* .....................................     P-1, A-1+      33,179,000       33,171,820
  Univ. of Minnesota, Ser. 2007-C,
     0.28%, 02/05/10 ........................................................     P-1, A-1+      15,000,000       15,000,000
  Univ. of Notre Dame, 0.25%, 01/06/10* .....................................     P-1, A-1       18,000,000       17,999,375
  Wisconsin Transportation Rev., Ser 2006A,
     0.35%, 01/15/10 ........................................................     P-1, A-1+      16,474,000       16,474,000
                                                                                                              --------------
  TOTAL MUNICIPAL COMMERCIAL PAPER (COST $579,489,318) ....................................................      579,489,318
                                                                                                              --------------


                          The accompanying notes are an integral part of the financial statements.

                                                              9

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
PRIME MONEY MARKET FUND
-----------------------
  INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================
                                                                                 MOODY'S/S&P     PRINCIPAL         VALUE
                                                                                  RATINGS(1)       AMOUNT        (NOTE 2)
                                                                                -------------   -----------   --------------
MUNICIPAL BONDS -- 21.8%
  Berkeley County, SC, VRDB,
     0.23%, 01/04/10** ......................................................   VMIG-1, A-1+    $19,800,000   $   19,800,000
  Calhoun Cnty., TX Naval Industrial Dev. Auth.,
     VRDB, 0.26%, 01/04/10** ................................................   VMIG-1, A-1+     20,000,000       20,000,000
  California Housing Finance Agency,
     0.34%, 02/01/10** ......................................................    VMIG-1, NR      29,540,000       29,540,000
  California Housing Finance Agency,
     0.35%, 02/01/10** ......................................................    VMIG-1, NR      25,180,000       25,180,000
  Connecticut St. Housing Fin. Auth.,
     (Bank of America), 0.28%, 05/15/10** ...................................      NR, A-1       80,000,000       80,000,000
  Gulf Coast Waste Disposal Auth., VRDB,
     0.23%, 01/04/10** ......................................................   VMIG-1, A-1+     25,000,000       25,000,000
  Las Vegas Valley, NV, Water District,
     0.35%, 01/04/10** ......................................................      NR, A-1       49,215,000       49,215,000
  Massachusetts State Dev. Fin. Agency,
     0.25%, 01/07/10** ......................................................   VMIG-1, A-1+     33,600,000       33,600,000
  Massachusetts State Health & Educational Fac
     Auth. Rev., 0.29%, 01/07/10** ..........................................     AAA, AAA       11,700,000       11,700,000
  Michigan G.O. Ser. A, 2.00%, 09/30/10 .....................................   VMIG-1, SP-1+    20,000,000       20,218,155
  Michigan Muni. Bond Auth., 3.00%, 08/20/10 ................................     NR, SP-1+      19,500,000       19,694,619
  New Hampshire Health & Educ. Fac. Auth
     VRDB, 0.15%, 01/06/10** ................................................   VM1G-1, A-1+     30,985,000       30,985,000
  Washington State Health Care Fac. Auth.,
     0.26%, 01/07/10** ......................................................     AAA, A-1+      67,800,000       67,800,000
  West Side Calhoun Cnty., TX Naval District,
     0.23%, 01/04/10** ......................................................     NR, A-1+       25,000,000       25,000,000
  Wisconsin Housing & Econ. Dev. Auth. Home
     Ownership Rev., 0.34%, 03/01/10** ......................................      NR, A-1       80,430,000       80,430,000
                                                                                                              --------------
  TOTAL MUNICIPAL BONDS (COST $538,162,774) ...............................................................      538,162,774
                                                                                                              --------------
U.S. AGENCY OBLIGATIONS -- 11.3%
 FEDERAL HOME LOAN BANKS NOTES -- 9.9%
  Federal Home Loan Banks Notes,
     0.59%, 01/04/10** ......................................................                    40,000,000       40,000,000
  Federal Home Loan Banks Notes,
     1.02%, 02/26/10 ........................................................                    50,000,000       49,993,541
  Federal Home Loan Banks Notes,
     0.90%, 04/07/10 ........................................................                    25,000,000       24,996,034
  Federal Home Loan Banks Notes,
     0.82%, 04/23/10 ........................................................                    13,000,000       13,000,400
  Federal Home Loan Banks Notes,
     0.55%, 06/03/10 ........................................................                    50,000,000       50,000,000
  Federal Home Loan Banks Notes,
     3.00%, 06/11/10 ........................................................                    40,000,000       40,483,509
  Federal Home Loan Banks Notes,
     0.50%, 01/05/11 ........................................................                    25,000,000       25,000,000
                                                                                                              --------------
                                                                                                                 243,473,484
                                                                                                              --------------


                          The accompanying notes are an integral part of the financial statements.

                                                             10

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
PRIME MONEY MARKET FUND
-----------------------
  INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================
                                                                                                 PRINCIPAL         VALUE
                                                                                                   AMOUNT        (NOTE 2)
                                                                                                -----------   --------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 1.4%
  Federal National Mortgage Association Notes,
     3.25%, 02/10/10 ........................................................                   $35,807,000   $   35,891,739
                                                                                                              --------------
  TOTAL U.S. AGENCY OBLIGATIONS (COST $279,365,223) .......................................................      279,365,223
                                                                                                              --------------


                                                                                                   SHARES
                                                                                                -----------

MONEY MARKET MUTUAL FUNDS -- 12.7%
  AIM STIT - Liquid Assets Portfolio ........................................                   215,082,900      215,082,900
  BlackRock Liquidity Funds TempFund
     Portfolio - Institutional Series .......................................                    43,344,677       43,344,677
  Federated Prime Government Obligations
     Fund - Institutional Series ............................................                    54,963,141       54,963,141
                                                                                                              --------------
  TOTAL MONEY MARKET MUTUAL FUNDS (COST $313,390,718) .....................................................      313,390,718
                                                                                                              --------------
 TOTAL INVESTMENTS -- 99.9% (COST $2,465,934,241)+ ........................................................   $2,465,934,241
 OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% ............................................................        1,237,627
                                                                                                              --------------
 NET ASSETS -- 100.0% .....................................................................................   $2,467,171,868
                                                                                                              ==============

----------
(1)  Although certain  securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser.
*    Discounted commercial paper. The interest rate shown is the yield as of the time of purchase.
**   Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2009. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+    Cost for federal income tax purposes.
G.O. - General Obligation
PCRB - Pollution Control Revenue Bonds
PLC - Public Limited Company
VRDB - Variable Rate Demand Bonds


                          The accompanying notes are an integral part of the financial statements.

                                                             11

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
PRIME MONEY MARKET FUND
-----------------------
  INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================
The following  table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Note 2 in the Notes to Financial Statements):

                                                                                                       LEVEL 2         LEVEL 3
                                                                      TOTAL                          SIGNIFICANT     SIGNIFICANT
                                                                    VALUE AT          LEVEL 1         OBSERVABLE    UNOBSERVABLE
                                                               DECEMBER 31, 2009   QUOTED PRICES        INPUTS         INPUTS
                                                               --------------------  -----------   --------------   ------------
INVESTMENTS IN SECURITIES:
    Corporate Debt .........................................     $  755,526,208     $         --   $  755,526,208       $ --
    Municipal Securities ...................................      1,117,652,092               --    1,117,652,092         --
    U.S. Agency Obligations ................................        279,365,223               --      279,365,223         --
    Money Market Mutual Funds ..............................        313,390,718      313,390,718               --         --
                                                                 --------------     ------------   --------------       ----
       Total ...............................................     $2,465,934,241     $313,390,718   $2,152,543,523       $ --
                                                                 ==============     ============   ==============       ====


                          The accompanying notes are an integral part of the financial statements.

                                                             12

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
  INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED)
  (Showing Percentage of Net Assets)
============================================================================================================================
                                                                                                 PRINCIPAL         VALUE
                                                                                                  AMOUNT         (NOTE 2)
                                                                                               ------------   --------------
U.S. AGENCY OBLIGATIONS -- 58.4%
  FEDERAL HOME LOAN BANKS DISCOUNT NOTES(1) -- 3.7%
    Federal Home Loan Banks Discount Notes, 0.50%, 02/01/10 ................................   $ 25,000,000   $   24,989,236
    Federal Home Loan Banks Discount Notes, 0.11%, 03/17/10 ................................     50,000,000       49,988,542
                                                                                                              --------------
                                                                                                                  74,977,778
                                                                                                              --------------
  FEDERAL HOME LOAN BANKS NOTES -- 6.9%
    Federal Home Loan Banks Notes, 0.59%, 01/04/10* ........................................     30,000,000       30,000,000
    Federal Home Loan Banks Notes, 1.02%, 02/26/10 .........................................     25,000,000       24,996,770
    Federal Home Loan Banks Notes, 0.90%, 04/07/10 .........................................     25,000,000       24,996,055
    Federal Home Loan Banks Notes, 0.82%, 04/23/10 .........................................     12,600,000       12,600,388
    Federal Home Loan Banks Notes, 0.48%, 05/11/10 .........................................     25,080,000       25,097,227
    Federal Home Loan Banks Notes, 0.50%, 01/05/11 .........................................     25,000,000       25,000,000
                                                                                                              --------------
                                                                                                                 142,690,440
                                                                                                              --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES(1) -- 18.8%
    Federal Home Loan Mortgage Corporation Discount Notes,
      0.15%, 01/06/10 ......................................................................     21,575,000       21,574,550
    Federal Home Loan Mortgage Corporation Discount Notes,
      0.09%, 02/08/10 ......................................................................     25,000,000       24,997,625
    Federal Home Loan Mortgage Corporation Discount Notes,
      0.28%, 02/08/10 ......................................................................     50,000,000       49,985,222
    Federal Home Loan Mortgage Corporation Discount Notes,
      0.26%, 02/16/10 ......................................................................     25,000,000       24,991,694
    Federal Home Loan Mortgage Corporation Discount Notes,
      0.25%, 03/15/10 ......................................................................     25,000,000       24,987,326
    Federal Home Loan Mortgage Corporation Discount Notes,
      0.24%, 03/31/10 ......................................................................     50,000,000       49,970,951
    Federal Home Loan Mortgage Corporation Discount Notes,
      0.28%, 04/15/10 ......................................................................     27,150,000       27,128,039
    Federal Home Loan Mortgage Corporation Discount Notes,
      0.21%, 04/19/10 ......................................................................     50,000,000       49,968,500
    Federal Home Loan Mortgage Corporation Discount Notes,
      0.18%, 04/21/10 ......................................................................     25,000,000       24,986,250
    Federal Home Loan Mortgage Corporation Discount Notes,
      0.15%, 05/04/10 ......................................................................      5,700,000        5,697,079
    Federal Home Loan Mortgage Corporation Discount Notes,
      0.15%, 05/10/10 ......................................................................      7,063,000        7,059,204
    Federal Home Loan Mortgage Corporation Discount Notes,
      0.15%, 05/17/10 ......................................................................     50,000,000       49,971,667
    Federal Home Loan Mortgage Corporation Discount Notes,
      0.19%, 06/07/10 ......................................................................     25,000,000       24,979,285
                                                                                                              --------------
                                                                                                                 386,297,392
                                                                                                              --------------


                          The accompanying notes are an integral part of the financial statements.

                                                             13

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
  INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================
                                                                                                 PRINCIPAL         VALUE
                                                                                                  AMOUNT         (NOTE 2)
                                                                                               ------------   --------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 3.9%
    Federal Home Loan Mortgage Corporation Notes, 0.56%, 01/08/10* .........................   $ 65,000,000   $   65,000,000
    Federal Home Loan Mortgage Corporation Notes, 7.00%, 03/15/10 ..........................     14,317,000       14,512,720
                                                                                                              --------------
                                                                                                                  79,512,720
                                                                                                              --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES(1) -- 22.1%
    Federal National Mortgage Association Discount Notes,
      0.26%, 01/04/10 ......................................................................     37,000,000       36,999,198
    Federal National Mortgage Association Discount Notes,
      0.25%, 01/11/10 ......................................................................     50,000,000       49,996,528
    Federal National Mortgage Association Discount Notes,
      0.09%, 02/10/10 ......................................................................     59,124,000       59,118,088
    Federal National Mortgage Association Discount Notes,
      0.10%, 03/10/10 ......................................................................     50,000,000       49,990,556
    Federal National Mortgage Association Discount Notes,
      0.21%, 03/24/10 ......................................................................     50,000,000       49,976,083
    Federal National Mortgage Association Discount Notes,
      0.17%, 03/31/10 ......................................................................     25,000,000       24,989,802
    Federal National Mortgage Association Discount Notes,
      0.28%, 04/06/10 ......................................................................     25,650,000       25,631,047
    Federal National Mortgage Association Discount Notes,
      0.17%, 04/09/10 ......................................................................     16,000,000       15,992,596
    Federal National Mortgage Association Discount Notes,
      0.16%, 05/19/10 ......................................................................     67,316,000       67,276,003
    Federal National Mortgage Association Discount Notes,
      0.18%, 05/25/10 ......................................................................     25,000,000       24,982,000
    Federal National Mortgage Association Discount Notes,
      0.21%, 06/23/10 ......................................................................     25,000,000       24,974,771
    Federal National Mortgage Association Discount Notes,
      0.25%, 08/16/10 ......................................................................     25,000,000       24,960,590
                                                                                                              --------------
                                                                                                                 454,887,262
                                                                                                              --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 3.0%
    Federal National Mortgage Association Notes, 3.25%, 02/10/10 ...........................     26,000,000       26,061,879
    Federal National Mortgage Association Notes, 2.50%, 04/09/10 ...........................      9,125,000        9,178,985
    Federal National Mortgage Association Notes, 4.63%, 06/01/10 ...........................     25,000,000       25,452,825
                                                                                                              --------------
                                                                                                                  60,693,689
                                                                                                              --------------
    TOTAL U.S. AGENCY OBLIGATIONS (COST $1,199,059,281) ...................................................    1,199,059,281
                                                                                                              --------------


                          The accompanying notes are an integral part of the financial statements.

                                                             14

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
  INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================
                                                                                                 PRINCIPAL         VALUE
                                                                                                  AMOUNT         (NOTE 2)
                                                                                               ------------   --------------
REPURCHASE AGREEMENTS -- 23.6%
    With Bank of America: at 0.01%, dated 12/31/09, to be
      repurchased on 01/04/10, repurchase price $235,000,261
      (collateralized by Government National Mortgage Association
      Notes, ranging in par value $1,432,595-$84,729,032, coupon rate ranging 4.50%-6.00%, 03/15/39-09/15/39 with a total
      market value $242,050,001) ...........................................................   $235,000,000   $  235,000,000
    With Credit Suisse First Boston: at 0.005%, dated 12/31/09, to be repurchased on 01/04/10, repurchase price $250,000,035
      (collateralized by Government National Mortgage Association
      Notes, ranging in par value $3,620,000-$262,590,000, coupon rate 0.000%-3.830%, 04/15/11-11/18/39 with a total market
      value $255,003,161) ..................................................................    250,000,000      250,000,000
                                                                                                              --------------
    TOTAL REPURCHASE AGREEMENTS (COST $485,000,000) ........................................                     485,000,000
                                                                                                              --------------


                                                                                                  SHARES
                                                                                               ------------
MONEY MARKET MUTUAL FUNDS -- 18.0%
    AIM STIT - Government & Agency Portfolio ...............................................    160,517,777      160,517,777
    BlackRock Liquidity Funds FedFund Portfolio - Institutional Series .....................    119,997,525      119,997,525
    Federated Government Obligations Fund - Institutional Series ...........................     90,000,000       90,000,000
                                                                                                              --------------
    TOTAL MONEY MARKET MUTUAL FUNDS (COST $370,515,302) ...................................................      370,515,302
                                                                                                              --------------
 TOTAL INVESTMENTS -- 100.0% (COST $2,054,574,583)+ .......................................................   $2,054,574,583
 OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0% ............................................................          820,564
                                                                                                              --------------
 NET ASSETS -- 100.0% .....................................................................................   $2,055,395,147
                                                                                                              ==============

----------
(1)  The interest rate shown is the effective yield as of the date of purchase.
*    Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2009. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+    Cost for federal income tax purposes.

The following  table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Note 2 in the Notes to Financial Statements):

                                                                                                   LEVEL 2         LEVEL 3
                                                                 TOTAL                           SIGNIFICANT     SIGNIFICANT
                                                               VALUE AT           LEVEL 1        OBSERVABLE     UNOBSERVABLE
                                                           DECEMBER 31, 2009   QUOTED PRICES       INPUTS          INPUTS
                                                           -----------------   -------------   --------------   ------------
INVESTMENTS IN SECURITIES:
    U.S. Agency Obligations ............................     $1,199,059,281     $         --   $1,199,059,281       $ --
    Repurchase Agreements ..............................        485,000,000               --      485,000,000         --
    Money Market Mutual Funds ..........................        370,515,302      370,515,302               --         --
                                                             --------------     ------------   --------------       ----
       Total ...........................................     $2,054,574,583     $370,515,302   $1,684,059,281       $ --
                                                             ==============     ============   ==============       ====


                          The accompanying notes are an integral part of the financial statements.

                                                             15

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
  INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED)
  (Showing Percentage of Net Assets)
============================================================================================================================
                                                                                 MOODY'S/S&P     PRINCIPAL         VALUE
                                                                                  RATINGS(1)       AMOUNT        (NOTE 2)
                                                                                -------------   -----------   --------------
MUNICIPAL BONDS -- 94.0%
 ALASKA -- 7.2%
  Valdez, AK Marine Terminal VRDB Rev. Ref.
    Bonds (BP Pipelines, Inc. Proj.) Ser. 2003A,
    0.18%, 01/04/10* ........................................................    VMIG-1, A-1+   $ 5,100,000   $    5,100,000
  Valdez, AK Marine Terminal VRDB Rev. Ref.
    Bonds (BP Pipelines, Inc., Proj.), Ser. 2001,
    0.18%, 01/01/10* ........................................................    VMIG-1, A-1+     5,000,000        5,000,000
  Valdez, AK Marine Terminal VRDB Rev. Ref.
    Bonds 1993 (Exxon Pipeline Co. Proj.)
    Ser. C, 0.18%, 01/04/10* ................................................    VMIG-1, A-1+    17,000,000       17,000,000
                                                                                                              --------------
                                                                                                                  27,100,000
                                                                                                              --------------
 ARIZONA -- 2.2%
  Salt River Proj. AZ, Agric. Impt. & Pwr. Dist
    TECP, 0.33%, 04/09/10 ...................................................    VMIG-1, A-1+     8,400,000        8,400,000
                                                                                                              --------------
 CONNECTICUT -- 4.2%
  Connecticut St. Health & Educ. Auth. TECP
    (Yale University), 0.40%, 01/13/10 ......................................    VMIG-1, A-1+    15,900,000       15,900,000
                                                                                                              --------------
 DELAWARE -- 2.7%
  Delaware Econ. Dev. Auth. VRDB (St. Andrews
    School Proj.), Ser. 2003, 0.25%, 01/07/10* ..............................    VMIG-1, A-1+    10,100,000       10,100,000
                                                                                                              --------------
 FLORIDA -- 3.3%
  City of Jacksonville, FL (Florida Pwr. & Lt.)
    TECP, 0.30%, 03/08/10 ...................................................      P-1, A-1       5,600,000        5,600,000
  Orange County, FL Ind. Dev. Auth. Rev. Bonds
    VRDB, LOC Bank of America,
    0.25%, 01/07/10* ........................................................       NR, NR        2,435,000        2,435,000
  Orange County, FL Housing Fin. Auth.
    Multi-Family Housing VDRB Ref. Rev.
    Bonds (Post Fountains at Lee Vista Proj).,
    FNMA Gtd., Ser. 1997E, 0.25%, 01/07/10* .................................      NR, A-1+       4,235,000        4,235,000
                                                                                                              --------------
                                                                                                                  12,270,000
                                                                                                              --------------
 GEORGIA -- 3.0%
  Metro Atlanta Rapid Trans. Auth. TECP, LOC
    Dexia, 0.35%, 01/07/10 ..................................................      P-1, A-1+     11,500,000       11,500,000
                                                                                                              --------------
 ILLINOIS -- 6.6%
  Illinois Dev. Fin. Auth. Rev. VRDB (Goodman
    Theatre Proj.), LOC Banc One N.A./Northern
    Trust, Ser. 1999, 0.27%, 01/06/10* ......................................      NR, A-1+      13,400,000       13,400,000
  Illinois Dev. Fin. Auth. Rev. VRDB (Radiological
    Society Proj.), LOC JPMorgan Chase,
    Ser.1997, 0.27%, 01/07/10* ..............................................      NR, A-1+       1,370,000        1,370,000
  Illinois Educ. Fac. Auth. Rev. TECP,
    0.28%, 04/05/10 .........................................................      NR, A-1+       3,820,000        3,820,000


                          The accompanying notes are an integral part of the financial statements.

                                                             16

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
  INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================
                                                                                 MOODY'S/S&P     PRINCIPAL         VALUE
                                                                                  RATINGS(1)       AMOUNT        (NOTE 2)
                                                                                -------------   -----------   --------------
 ILLINOIS -- (CONTINUED)
  Illinois Educ. Fac. Auth. Rev. VRDB
    (ACI/Cultural Pooled Financing Proj.),
    LOC Bank of America, Ser. 1998,
    0.28%, 01/07/10* ........................................................     NR, A-1+      $ 6,325,000   $    6,325,000
                                                                                                              --------------
                                                                                                                  24,915,000
                                                                                                              --------------
 INDIANA -- 3.1%
  Marion, IN Econ. VRDB (Wesleyan Univ.),
    LOC Bank of America, Ser. 2006,
    0.25%, 01/07/10* ........................................................    VMIG-1, NR       1,450,000        1,450,000
  Mt. Vernon, IN PCRB VRDB (General Electric
    Co. Proj.), Ser. 2004, 0.22%, 01/04/10* .................................     P-1, AAA       10,200,000       10,200,000
                                                                                                              --------------
                                                                                                                  11,650,000
                                                                                                              --------------
 KANSAS -- 1.3%
  Wamego, KS PCRB VRDB (Utilicorp
    United, Inc. Proj.), LOC Bank of America,
    Ser. 1996, 0.27%, 01/07/10* .............................................     P-1, A-1        5,000,000        5,000,000
                                                                                                              --------------
 MARYLAND -- 2.7%
  Maryland Health & Higher Educ. Fac.
    (Johns Hopkins Univ. Proj.) TECP,
    0.30%, 06/15/10 .........................................................     P-1, A-1+      10,000,000       10,000,000
                                                                                                              --------------
 MICHIGAN -- 3.1%
  Michigan St., G.O. Notes Ser. A,
    2.00%, 09/30/10* ........................................................   VMIG-I, SP-1+     8,000,000        8,087,262
  Univ. of Michigan VRDB (Hospital Rev. Bonds),
    Ser. 2007A, 0.20%, 01/04/10* ............................................   VMIG-1, A-1+      3,500,000        3,500,000
                                                                                                              --------------
                                                                                                                  11,587,262
                                                                                                              --------------
 MINNESOTA -- 4.3%
  Rochester, MN Health Fac. Auth. Ser. 2001-D
    TECP, 0.27%, 01/22/10 ...................................................     AA2, A-1+       9,500,000        9,500,000
 Univ. of Minnesota Board of Regents Ser. A
    TECP, 0.28%, 02/05/10 ...................................................     P-1, A-1+       6,750,000        6,750,000
                                                                                                              --------------
                                                                                                                  16,250,000
                                                                                                              --------------
 MISSISSIPPI -- 3.3%
  Mississippi Business Finance Corp. Gulf Opp.
    Zone VRDB (Chevron USA, Inc.),
    0.18%, 01/04/10* ........................................................   VMIG-1, A-1+      5,000,000        5,000,000
  Mississippi Business Finance Corp. Gulf Opp.
    Zone VRDB (Chevron USA, Inc.) Ser. E,
    0.18%, 01/04/10* ........................................................   VMIG-1, A-1+      7,580,000        7,580,000
                                                                                                              --------------
                                                                                                                  12,580,000
                                                                                                              --------------


                          The accompanying notes are an integral part of the financial statements.

                                                             17

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
  INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================
                                                                                 MOODY'S/S&P     PRINCIPAL         VALUE
                                                                                  RATINGS(1)       AMOUNT        (NOTE 2)
                                                                                -------------   -----------   --------------
 NEVADA -- 3.6%
  Las Vegas Valley, NV Water District G.O.
    Ser. A TECP, 0.32%, 02/24/10 ............................................     P-1, A-1+     $13,500,000   $   13,500,000
                                                                                                              --------------
 NEW HAMPSHIRE -- 1.5%
  New Hampshire Health & Educ. Fac. VRDB
    Rev. Bonds (Dartmouth College Issue)
    Ser. 2007A, 0.22%, 01/04/10* ............................................   VMIG-1, A-1+      5,630,000        5,630,000
                                                                                                              --------------
 NEW YORK -- 2.7%
  New York City Muni. Water Fin. Auth.
    Ser. 1994-1 TECP, 0.25%, 01/21/10 .......................................     P-1, A-1+      10,000,000       10,000,000
                                                                                                              --------------
 OHIO -- 3.4%
  Ohio Higher Educ. Fac. Auth. Rev. Ser. 2008
    TECP (Cleveland Clinic), 0.47%, 01/27/10 ................................     P-1, A-1+      13,000,000       13,000,000
                                                                                                              --------------
 OREGON -- 4.0%
  State of Oregon Tax Antic. Notes TECP,
    2.50%, 06/30/10 .........................................................   VMIG-1, SP-1+     9,500,000        9,594,535
  State of Oregon VRDB (Veterans Welfare Proj.),
    Ser. 88-B, 0.20%, 01/04/10* .............................................   VMIG-1, A-1+      5,500,000        5,500,000
                                                                                                              --------------
                                                                                                                  15,094,535
                                                                                                              --------------
 PENNSYLVANIA -- 1.1%
  Beaver County, PA Ind. Dev. Auth. PCRB
    VRDB (Atlantic Richfield Co. Proj.),
    Ser. 1995, 0.29%, 01/07/10* .............................................   VMIG-1, A-1+      4,200,000        4,200,000
                                                                                                              --------------
 TENNESSEE -- 9.1%
  Clarksville, TN Pub. Bldg. Auth. Rev. VRDB
    (Tennessee Municipal Bond Fund Proj.),
    LOC Bank of America, Ser. 1984,
    0.25%, 01/07/10* ........................................................     NR, A-1+        1,045,000        1,045,000
  Clarksville, TN Pub. Bldg. Auth. Rev. VRDB
    (Tennessee Municipal Bond Fund Proj.),
    LOC Bank of America, Ser. 1995,
    0.25%, 01/07/10* ........................................................     NR, A-1+          400,000          400,000
  Metro Govt. Nashville & Davidson Cnty.,
    TN Ind. Dev. (Vanderbilt Univ.) TECP,
    0.25%, 03/03/10 .........................................................     P-1, A-1+       7,285,000        7,285,000
  Metro Govt. Nashville & Davidson Cnty.,
    TN Ind. Dev. G.O. TECP,
    0.30%, 02/08/10 .........................................................     P-1, A-1+      10,000,000       10,000,000
  Metro Govt. Nashville & Davidson Cnty.,
    TN Ind. Dev. G.O. TECP,
    0.33%, 03/04/10 .........................................................     P-1, A-1+       5,000,000        5,000,000
  Tenn. St. G.O. Ser. A TECP,
    0.27%, 01/14/10 .........................................................     P-1, A-1+      10,800,000       10,800,000
                                                                                                              --------------
                                                                                                                  34,530,000
                                                                                                              --------------


                          The accompanying notes are an integral part of the financial statements.

                                                             18

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
  INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================
                                                                                 MOODY'S/S&P     PRINCIPAL         VALUE
                                                                                  RATINGS(1)       AMOUNT        (NOTE 2)
                                                                                -------------   -----------   --------------
 TEXAS -- 13.5%
  Board of Regents of Univ. of Texas A&M Univ.
    Sys. TECP, 0.30%, 01/13/10 ..............................................     P-1, A-1+     $ 5,400,000   $    5,400,000
  City of Houston, TX G.O. Ser. H-2 TECP,
    0.27%, 03/09/10 .........................................................     P-1, A-1+       8,800,000        8,800,000
  Harris County, TX G.O. TECP,
    0.30%, 04/09/10 .........................................................     P-1, A-1+      11,248,000       11,248,000
  San Antonio, TX Water. Sys. Ser. A TECP,
    0.25%, 02/05/10 .........................................................     P-1, A-1+       7,500,000        7,500,000
  Texas St. Pub. Fin. Auth. Ser. A TECP,
    0.35%, 04/07/10 .........................................................     P-1, A-1+       7,700,000        7,700,000
  Texas St. Pub. Fin. Auth. Ser. A TECP,
    0.30%, 04/09/10 .........................................................     P-1, A-1+       4,300,000        4,300,000
  Texas Tech Univ. Rev. Ser. A TECP,
    0.27%, 04/05/10 .........................................................     P-1, A-1+       3,532,000        3,532,000
  Texas Tech Univ. Rev. Ser. A TECP,
    0.30%, 04/08/10 .........................................................     P-1, A-1+       2,500,000        2,500,000
                                                                                                              --------------
                                                                                                                  50,980,000
                                                                                                              --------------
 VIRGINIA -- 1.8%
  Peninsula Ports Auth. VRDB (Dominion Term.
    Proj.) Ser.D, 0.20%, 01/04/10* ..........................................      P-1, NR        6,600,000        6,600,000
                                                                                                              --------------
 WASHINGTON -- 1.0%
  Washington Health Care Fac. Auth. Lease
    Rev. VRDB (National Healthcare Research
    & Educ. Proj.), LOC BNP Paribas,
    0.22%, 01/07/10* ........................................................    VMIG-1, NR       3,800,000        3,800,000
                                                                                                              --------------
 WISCONSIN -- 5.3%
  State of Wisconsin G.O. Ser. 2005A TECP,
    0.33%, 02/11/10 .........................................................     P-1, A-1+       9,101,000        9,101,000
  Wisconsin Trans. Rev. Ser. 06-A TECP,
    0.30%, 02/09/10 .........................................................     P-1, A-1+      11,055,000       11,055,000
                                                                                                              --------------
                                                                                                                  20,156,000
                                                                                                              --------------
  TOTAL MUNICIPAL BONDS (COST $354,742,797) ...............................................................      354,742,797
                                                                                                              --------------


                          The accompanying notes are an integral part of the financial statements.

                                                             19

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
  INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================
                                                                                                                   VALUE
                                                                                                   SHARES        (NOTE 2)
                                                                                                -----------   --------------
MONEY MARKET MUTUAL FUNDS -- 6.0%
  BlackRock Liquidity Funds MuniCash
    Portfolio - Institutional Series.........................................................    11,363,052   $   11,363,052
  BlackRock Liquidity Funds MuniFund
    Portfolio - Institutional Series.........................................................    11,363,055       11,363,055
                                                                                                              --------------
  TOTAL MONEY MARKET MUTUAL FUNDS (COST $22,726,107).......................................................       22,726,107
                                                                                                              --------------
 TOTAL INVESTMENTS -- 100.0% (COST $377,468,904)+..........................................................   $  377,468,904
 OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%.............................................................          109,408
                                                                                                              --------------
 NET ASSETS -- 100.0%......................................................................................   $  377,578,312
                                                                                                              ==============

----------
(1)  Although certain  securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser.
*    Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2009. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
+    Cost for Federal income tax purposes.
G.O. - General Obligation
LOC - Letter of Credit
MBIA - Credit rating enhanced by guaranty or insurance from MBIA Inc.
PCRB - Pollution Control Revenue Bonds
TECP - Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode
VRDB - Variable Rate Demand Bonds

The following  table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Note 2 in the Notes to Financial Statements):

                                                                                                    LEVEL 2        LEVEL 3
                                                                    TOTAL                         SIGNIFICANT   SIGNIFICANT
                                                                  VALUE AT          LEVEL 1       OBSERVABLE    UNOBSERVABLE
                                                             DECEMBER 31, 2009   QUOTED PRICES      INPUTS         INPUTS
                                                             -----------------   -------------   ------------   ------------
INVESTMENTS IN SECURITIES:
    Municipal Securities .................................      $354,742,797      $        --    $354,742,797       $ --
    Money Market Mutual Funds ............................        22,726,107       22,726,107              --         --
                                                                ------------      -----------    ------------       ----
        Total ............................................      $377,468,904      $22,726,107    $354,742,797       $ --
                                                                ============      ===========    ============       ====


                          The accompanying notes are an integral part of the financial statements.

                                                             20

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL STATEMENTS
============================================================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009 (Unaudited)

                                                                           PRIME
                                                                       MONEY MARKET     U.S. GOVERNMENT        TAX-EXEMPT
                                                                           FUND        MONEY MARKET FUND   MONEY MARKET FUND
                                                                      --------------   -----------------   -----------------
ASSETS:
Investment in securities, at fair value*
  (including Repurchase Agreements
  of $0, $485,000,000 and $0,
  respectively) ...................................................   $2,465,934,241     $2,054,574,583       $377,468,904
Interest and dividends receivable .................................        3,214,058          2,640,280            479,743
Other assets ......................................................           68,242             46,604             27,001
                                                                      --------------     --------------       ------------
Total assets ......................................................    2,469,216,541      2,057,261,467        377,975,648
                                                                      --------------     --------------       ------------

LIABILITIES:
Dividend payable ..................................................           21,193             19,383              3,169
Accrued advisory fee ..............................................        1,266,024          1,264,984            235,007
Other accrued expenses ............................................          757,456            581,953            159,160
                                                                      --------------     --------------       ------------
Total liabilities .................................................        2,044,673          1,866,320            397,336
                                                                      --------------     --------------       ------------
NET ASSETS ........................................................   $2,467,171,868     $2,055,395,147       $377,578,312
                                                                      ==============     ==============       ============

NET ASSETS CONSIST OF:
Paid-in capital ...................................................   $2,467,106,821     $2,055,357,460       $377,578,312
Undistributed net investment income ...............................           65,047             37,687                 --
                                                                      --------------     --------------       ------------
NET ASSETS ........................................................   $2,467,171,868     $2,055,395,147       $377,578,312
                                                                      ==============     ==============       ============

NET ASSETS BY SHARE CLASS:
     Institutional Shares .........................................   $   80,894,337     $   84,964,728       $    481,190
     Service Shares ...............................................    1,052,405,104        837,767,851                 --
     W Shares .....................................................    1,333,872,427      1,132,662,568        377,097,122
                                                                      --------------     --------------       ------------
                                                                      $2,467,171,868     $2,055,395,147       $377,578,312
                                                                      ==============     ==============       ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING:
  ($0.01 par value, unlimited authorized shares):
    Institutional Shares ..........................................       80,893,581         84,964,710            481,083
    Service Shares ................................................    1,052,360,041        837,732,634                 --
    W Shares ......................................................    1,333,852,945      1,132,655,463        377,103,200
NET ASSET VALUE PER SHARE:
   Institutional Shares ...........................................   $         1.00     $         1.00       $       1.00
                                                                      --------------     --------------       ------------
   Service Shares .................................................   $         1.00     $         1.00       $         --
                                                                      --------------     --------------       ------------
   W Shares .......................................................   $         1.00     $         1.00       $       1.00
                                                                      --------------     --------------       ------------

----------
*Investments at cost ..............................................   $2,465,934,241     $2,054,574,583       $377,468,904



                          The accompanying notes are an integral part of the financial statements.

                                                             21

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL STATEMENTS  -- CONTINUED
============================================================================================================================


STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2009 (Unaudited)

                                                                           PRIME
                                                                       MONEY MARKET     U.S. GOVERNMENT        TAX-EXEMPT
                                                                           FUND        MONEY MARKET FUND   MONEY MARKET FUND
                                                                      --------------   -----------------   -----------------
INVESTMENT INCOME:
    Interest ......................................................    $ 5,311,622        $ 3,080,918        $   701,032
                                                                       -----------        -----------        -----------
EXPENSES:
    Advisory fees .................................................      4,291,472          3,625,271            699,716
    Administration fees ...........................................        201,310            163,907             28,815
    Sub-administration and accounting fees ........................        433,658            385,068            108,980
    Custody fees ..................................................        162,582            141,092             25,813
    Transfer agent fees ...........................................        214,164            180,013             37,580
    Shareholder service fees
       Service Shares .............................................        831,218            645,285                 --
       W Shares ...................................................      1,072,776            858,860            282,765
    Distribution fees
       Service Shares .............................................        554,145            430,190                 --
    Professional fees .............................................         65,269             58,242             38,437
    Reports to shareholders .......................................         23,647             18,388             12,080
    Registration fees .............................................         24,584              8,916             10,982
    Trustees' fees ................................................         15,504             15,504             15,504
    Compliance services ...........................................          4,542              4,542              4,542
    Temporary Guarantee Program
      Participation Fees ..........................................        326,760            211,128             53,206
      Other .......................................................        158,549            127,315             26,304
                                                                       -----------        -----------        -----------
    Total expenses before fee waivers .............................      8,380,180          6,873,721          1,344,724
    Expenses waived/reimbursed by Adviser
        Advisory fees
        Institutional .............................................        (27,999)          (121,068)            (1,165)
        Service Shares ............................................       (312,982)          (795,133)                --
        W Shares ..................................................       (402,583)        (1,049,462)          (378,674)
    Shareholder service fees
        Service Shares ............................................       (831,218)          (645,285)                --
        W Shares ..................................................     (1,072,776)          (858,860)          (282,765)
    Distribution fees
        Service Shares ............................................       (554,145)          (430,190)                --
                                                                       -----------        -----------        -----------
    Total expenses, net ...........................................      5,178,477          2,973,723            682,120
                                                                       -----------        -----------        -----------
    Net investment income .........................................        133,145            107,195             18,912
                                                                       -----------        -----------        -----------
NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ...............................................    $   133,145        $   107,195        $    18,912
                                                                       ===========        ===========        ===========



                          The accompanying notes are an integral part of the financial statements.

                                                             22

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL STATEMENTS -- CONTINUED
============================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                PRIME MONEY MARKET FUND
                                                                                           ---------------------------------
                                                                                                FOR THE
                                                                                               SIX-MONTH         FOR THE
                                                                                             PERIOD ENDED          YEAR
                                                                                             DECEMBER 31,         ENDED
                                                                                                 2009            JUNE 30,
                                                                                             (UNAUDITED)           2009
                                                                                           ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
    Net investment income ..............................................................   $       133,145   $    34,451,730
                                                                                           ---------------   ---------------
Net increase in net assets resulting from operations ...................................           133,145        34,451,730
                                                                                           ---------------   ---------------
Distributions to shareholders from:
    Net investment income:
        Institutional Shares ...........................................................            (6,216)         (361,321)
        Service Shares .................................................................           (55,412)      (15,739,200)
        W Shares .......................................................................           (71,517)      (18,351,209)
                                                                                           ---------------   ---------------
Total distributions ....................................................................          (133,145)      (34,451,730)
                                                                                           ---------------   ---------------
Fund share transactions (at $1.00 per share):
    Proceeds from shares sold:
        Institutional Shares ...........................................................       382,759,236       580,368,100
        Service Shares .................................................................     1,924,459,513     4,045,331,310
        W Shares .......................................................................     1,127,986,581     2,407,067,411
    Cost of shares issued on reinvestment
      of distributions:
        Institutional Shares ...........................................................            18,455           163,536
        Service Shares .................................................................             9,639         2,902,935
        W Shares .......................................................................               491            29,087
    Cost of shares redeemed:
        Institutional Shares ...........................................................      (434,603,451)     (472,402,399)
        Service Shares .................................................................    (2,114,386,774)   (4,704,498,232)
        W Shares .......................................................................    (1,380,544,746)   (2,867,396,777)
                                                                                           ---------------   ---------------
Net decrease in net assets from Fund
    share transactions .................................................................      (494,301,056)   (1,008,435,029)
                                                                                           ---------------   ---------------
Total decrease in net assets ...........................................................      (494,301,056)   (1,008,435,029)
NET ASSETS:
    Beginning of Period ................................................................     2,961,472,924     3,969,907,953
                                                                                           ---------------   ---------------
    End of Period ......................................................................   $ 2,467,171,868   $ 2,961,472,924
                                                                                           ===============   ===============
Undistributed net investment income ....................................................   $        65,047   $        65,047
                                                                                           ---------------   ---------------


                          The accompanying notes are an integral part of the financial statements.

                                                             23

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL STATEMENTS -- CONTINUED
============================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     U.S. GOVERNMENT
                                                                                                    MONEY MARKET FUND
                                                                                            --------------------------------
                                                                                                FOR THE
                                                                                               SIX-MONTH         FOR THE
                                                                                             PERIOD ENDED          YEAR
                                                                                             DECEMBER 31,         ENDED
                                                                                                 2009            JUNE 30,
                                                                                              (UNAUDITED)          2009
                                                                                            --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
    Net investment income ...............................................................   $      107,195   $    16,975,633
    Net realized gain on investments ....................................................               --               198
                                                                                            --------------   ---------------
Net increase in net assets resulting from operations ....................................          107,195        16,975,831
                                                                                            --------------   ---------------
Distributions to shareholders from:
    Net investment income:
        Institutional Shares ............................................................           (6,923)       (3,922,640)
        Service Shares ..................................................................          (43,027)       (6,431,905)
        W Shares ........................................................................          (57,245)       (6,621,088)
                                                                                            --------------   ---------------
Total distributions .....................................................................         (107,195)      (16,975,633)
                                                                                            --------------   ---------------
Fund share transactions (at $1.00 per share):
    Proceeds from shares sold:
        Institutional Shares ............................................................       81,035,223       718,947,159
        Service Shares ..................................................................    1,036,320,104     2,545,181,323
        W Shares ........................................................................      665,016,237     2,283,243,676
    Cost of shares issued on reinvestment
      of distributions:
        Institutional Shares ............................................................               10             3,120
        Service Shares ..................................................................              573            84,222
        W Shares ........................................................................               --                --
    Cost of shares redeemed:
        Institutional Shares ............................................................     (425,342,292)     (416,250,456)
        Service Shares ..................................................................     (993,529,924)   (2,858,406,983)
        W Shares ........................................................................     (744,651,521)   (1,518,993,403)
                                                                                            --------------   ---------------
Net increase (decrease) in net assets from
    Fund share transactions .............................................................     (381,151,590)      753,808,658
                                                                                            --------------   ---------------
Total increase (decrease) in net assets .................................................     (381,151,590)      753,808,856
NET ASSETS:
    Beginning of Period .................................................................    2,436,546,737     1,682,737,881
                                                                                            --------------   ---------------
    End of Period .......................................................................   $2,055,395,147   $ 2,436,546,737
                                                                                            ==============   ===============
Undistributed net investment income .....................................................   $       37,687   $        37,687
                                                                                            --------------   ---------------


                          The accompanying notes are an integral part of the financial statements.

                                                             24

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL STATEMENTS -- CONTINUED
============================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        TAX-EXEMPT
                                                                                                    MONEY MARKET FUND
                                                                                             -------------------------------
                                                                                                FOR THE
                                                                                               SIX-MONTH         FOR THE
                                                                                              PERIOD ENDED         YEAR
                                                                                              DECEMBER 31,        ENDED
                                                                                                  2009           JUNE 30,
                                                                                              (UNAUDITED)          2009
                                                                                             -------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
    Net investment income ................................................................   $      18,912   $     3,813,770
                                                                                             -------------   ---------------
Net increase in net assets resulting
    from operations ......................................................................          18,912         3,813,770
                                                                                             -------------   ---------------
Distributions to shareholders from:
    Net investment income:
        Institutional Shares .............................................................             (61)          (10,594)
        W Shares .........................................................................         (18,851)       (3,803,176)
                                                                                             -------------   ---------------
Total distributions ......................................................................         (18,912)       (3,813,770)
                                                                                             -------------   ---------------
Fund share transactions (at $1.00 per share):
    Proceeds from shares sold:
        Institutional Shares .............................................................      23,952,140        58,560,107
        W Shares .........................................................................     539,852,537     1,152,624,059
    Cost of shares issued on reinvestment
      of distributions:
        Institutional Shares .............................................................              35             4,891
        W Shares .........................................................................             310            50,093
    Cost of shares redeemed:
        Institutional Shares .............................................................     (25,167,255)      (58,361,445)
        W Shares .........................................................................    (536,185,815)   (1,271,623,248)
                                                                                             -------------   ---------------
Net increase (decrease) in net assets from Fund
    share transactions ...................................................................       2,451,952      (118,745,543)
                                                                                             -------------   ---------------
Total increase (decrease) in net assets ..................................................       2,451,952      (118,745,543)
NET ASSETS:
    Beginning of Period ..................................................................     375,126,360       493,871,903
                                                                                             -------------   ---------------
    End of Period ........................................................................   $ 377,578,312   $   375,126,360
                                                                                             =============   ===============
Undistributed net investment income ......................................................   $          --   $            --
                                                                                             -------------   ---------------


                          The accompanying notes are an integral part of the financial statements.

                                                             25

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS
============================================================================================================================


     The  following  tables  include  selected data for a share  outstanding  throughout  each period and other  performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming  reinvestment of all dividends and  distributions).  This information should be read in conjunction with the financial statements and notes thereto.


                                                                 FOR THE
                                                                SIX-MONTH
                                                              PERIOD ENDED
                                                              DECEMBER 31,             FOR THE YEARS ENDED JUNE 30,
                                                                  2009       -----------------------------------------------
                                                              (UNAUDITED)      2009       2008      2007      2006     2005
                                                              ------------   --------   -------   -------   -------   ------
PRIME MONEY MARKET FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ....................................    $  1.00       $   1.00   $  1.00   $  1.00   $  1.00   $ 1.00
                                                               -------       --------   -------   -------   -------   ------
INVESTMENT OPERATIONS:
    Net investment income .................................         --(3)        0.01      0.04      0.05      0.04     0.02
                                                               -------       --------   -------   -------   -------   ------
DISTRIBUTIONS:
    From net investment income ............................         --(3)       (0.01)    (0.04)    (0.05)    (0.04)   (0.02)
                                                               -------       --------   -------   -------   -------   ------
NET ASSET VALUE -- END OF PERIOD ..........................    $  1.00       $   1.00   $  1.00   $  1.00   $  1.00   $ 1.00
                                                               =======       ========   =======   =======   =======   ======
TOTAL RETURN ..............................................       0.01%**        1.14%     4.08%     5.05%     3.82%    1.74%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1,2)
    Expenses:
      Including expense
         limitations ......................................       0.39%*         0.43%     0.40%     0.41%     0.51%    0.50%
      Excluding expense
         limitations ......................................       0.45%*         0.43%     0.40%     0.41%     0.51%    0.50%
    Net investment income .................................       0.01%*         0.66%     4.24%     4.94%     3.70%    1.65%
Net assets at end of period
    (000 omitted) .........................................    $80,894       $132,721   $24,591   $24,400   $11,986   $6,683

----------
*    Annualized.
**   Not annualized.
(1)  Prior to June 23, 2006,  the  Institutional  Shares were known as the Investor  Shares and were subject to a Rule 12b-1 distribution fee.
(2)  For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment  income ratios  include  expenses  allocated from the master fund, WT Investment  Trust I -- Prime Money
     Market Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.
(3)  Less than $0.01 per share.


                          The accompanying notes are an integral part of the financial statements.

                                                             26

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS -- CONTINUED
============================================================================================================================


                                                  FOR THE
                                                 SIX-MONTH
                                               PERIOD ENDED
                                               DECEMBER 31,            FOR THE YEARS ENDED JUNE 30,
                                                   2009       --------------------------------------------------------------
                                                (UNAUDITED)      2009         2008         2007         2006         2005
                                               ------------   ----------   ----------   ----------   ----------   ----------
PRIME MONEY MARKET FUND --
   SERVICE SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD .....................   $     1.00     $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                               ----------     ----------   ----------   ----------   ----------   ----------
INVESTMENT OPERATIONS:
    Net investment income ..................           --(2)        0.01         0.04         0.05         0.04         0.01
                                               ----------     ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS:
    From net investment income .............           --(2)       (0.01)       (0.04)       (0.05)       (0.04)       (0.01)
                                               ----------     ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE -- END OF PERIOD ...........   $     1.00     $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                               ==========     ==========   ==========   ==========   ==========   ==========
TOTAL RETURN ...............................         0.01%**        0.90%        3.82%        4.79%        3.63%        1.48%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
    Expenses
      Including expense
         limitations .......................         0.39%*         0.67%        0.65%        0.67%        0.69%        0.74%
      Excluding expense
         limitations .......................         0.70%*         0.68%        0.65%        0.67%        0.69%        0.74%
    Net investment income ..................         0.01%*         0.98%        3.72%        4.68%        3.61%        1.48%
Net assets at end of period
    (000 omitted) ..........................   $1,052,405     $1,242,322   $1,898,587   $1,692,102   $2,664,251   $2,201,829

----------
*    Annualized.
**   Not annualized.
(1)  For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment  income ratios  include  expenses  allocated from the master fund, WT Investment  Trust I -- Prime Money
     Market Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.
(2)  Less than $0.01 per share.


                          The accompanying notes are an integral part of the financial statements.

                                                             27

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS -- CONTINUED
============================================================================================================================


                                                                   FOR THE
                                                                  SIX-MONTH                                 FOR THE PERIOD
                                                                PERIOD ENDED         FOR THE YEARS       OCTOBER 2, 2006(1)
                                                                DECEMBER 31,         ENDED JUNE 30,            THROUGH
                                                                    2009       -----------------------         JUNE 30,
                                                                 (UNAUDITED)      2009         2008             2007
                                                                ------------   ----------   ----------   -------------------
PRIME MONEY MARKET FUND -- W SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ......................................   $     1.00     $     1.00   $     1.00      $     1.00
                                                                ----------     ----------   ----------      ----------
INVESTMENT OPERATIONS:
    Net investment income ...................................           --(2)        0.01         0.04            0.04
                                                                ----------     ----------   ----------      ----------
DISTRIBUTIONS:
    From net investment income ..............................           --(2)       (0.01)       (0.04)          (0.04)
                                                                ----------     ----------   ----------      ----------
NET ASSET VALUE -- END OF PERIOD ............................   $     1.00     $     1.00   $     1.00      $     1.00
                                                                ==========     ==========   ==========      ==========
TOTAL RETURN ................................................         0.01%**        0.99%        3.92%           3.63%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
    Expenses:
      Including expense
         limitations ........................................         0.39%*         0.58%        0.55%           0.56%*
      Excluding expense
         limitations ........................................         0.60%*         0.58%        0.55%           0.56%*
    Net investment income ...................................         0.01%*         1.01%        3.72%           4.80%*
Net assets at end of period
    (000 omitted) ...........................................   $1,333,872     $1,586,430   $2,046,730      $1,403,380

----------
*    Annualized.
**   Not annualized.
(1)  Commencement of operations.
(2)  Less than $0.01 per share.


                          The accompanying notes are an integral part of the financial statements.

                                                             28

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS -- CONTINUED
============================================================================================================================

                                                                 FOR THE
                                                                SIX-MONTH
                                                              PERIOD ENDED
                                                              DECEMBER 31,             FOR THE YEARS ENDED JUNE 30,
                                                                  2009       -----------------------------------------------
                                                               (UNAUDITED)     2009       2008      2007     2006      2005
                                                              ------------   --------   --------   ------   ------   -------
U.S. GOVERNMENT MONEY MARKET
   FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ....................................    $  1.00       $   1.00   $   1.00   $ 1.00   $ 1.00   $  1.00
                                                               -------       --------   --------   ------   ------   -------
INVESTMENT OPERATIONS:
    Net investment income .................................         --(3)        0.01       0.04     0.05     0.04      0.02
                                                               -------       --------   --------   ------   ------   -------
DISTRIBUTIONS:
    From net investment income ............................         --(3)       (0.01)     (0.04)   (0.05)   (0.04)    (0.02)
                                                               -------       --------   --------   ------   ------   -------
NET ASSET VALUE -- END OF PERIOD ..........................    $  1.00       $   1.00   $   1.00   $ 1.00   $ 1.00   $  1.00
                                                               =======       ========   ========   ======   ======   =======
TOTAL RETURN ..............................................       0.01%**        0.88%      3.61%    4.92%    3.66%     1.63%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1,2)
    Expenses:
      Including expense
         limitations ......................................       0.28%*         0.42%      0.47%    0.49%    0.61%     0.59%
      Excluding expense
         limitations ......................................       0.46%*         0.44%      0.47%    0.49%    0.61%     0.59%
    Net investment income .................................       0.01%*         0.79%      3.12%    4.79%    3.58%     1.44%
Net assets at end of period
    (000 omitted) .........................................    $84,965       $429,272   $126,574   $  333   $3,480   $ 3,939

----------
*    Annualized.
**   Not annualized.
(1)  Prior to June 23, 2006,  the  Institutional  Shares were known as the Investor  Shares and were subject to a Rule 12b-1 distribution fee.
(2)  For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- U.S.  Government
     Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.
(3)  Less than $0.01 per share.


                          The accompanying notes are an integral part of the financial statements.

                                                             29

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS -- CONTINUED
============================================================================================================================


                                                          FOR THE
                                                         SIX-MONTH
                                                       PERIOD ENDED
                                                       DECEMBER 31,                FOR THE YEARS ENDED JUNE 30,
                                                           2009       ------------------------------------------------------
                                                        (UNAUDITED)     2009        2008        2007       2006       2005
                                                       ------------   --------   ----------   --------   --------   --------
U.S. GOVERNMENT MONEY MARKET
   FUND -- SERVICE SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD .............................    $   1.00      $   1.00   $     1.00   $   1.00   $   1.00   $   1.00
                                                        --------      --------   ----------   --------   --------   --------
INVESTMENT OPERATIONS:
    Net investment income ..........................          --(2)       0.01         0.03       0.05       0.03       0.01
                                                        --------      --------   ----------   --------   --------   --------
DISTRIBUTIONS:
    From net investment income .....................          --(2)      (0.01)       (0.03)     (0.05)     (0.03)     (0.01)
                                                        --------      --------   ----------   --------   --------   --------
NET ASSET VALUE -- END OF PERIOD ...................    $   1.00      $   1.00   $     1.00   $   1.00   $   1.00   $   1.00
                                                        ========      ========   ==========   ========   ========   ========
TOTAL RETURN .......................................        0.01%**       0.69%        3.36%      4.66%      3.49%      1.41%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
    Expenses:
      Including expense
         limitations ...............................        0.28%*        0.62%        0.72%      0.75%      0.77%      0.79%
      Excluding expense
         limitations ...............................        0.71%*        0.69%        0.72%      0.75%      0.77%      0.79%
    Net investment income ..........................        0.01%*        0.72%        3.26%      4.56%      3.45%      1.39%
Net assets at end of period
    (000 omitted) ..................................    $837,768      $794,977   $1,108,117   $616,113   $875,906   $741,514

-----------
*    Annualized.
**   Not annualized.
(1)  For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- U.S.  Government
     Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.
(2)  Less than $0.01 per share.


                          The accompanying notes are an integral part of the financial statements.

                                                             30

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS -- CONTINUED
============================================================================================================================


                                                                     FOR THE
                                                                    SIX-MONTH                               FOR THE PERIOD
                                                                  PERIOD ENDED        FOR THE YEARS      OCTOBER 2, 2006(1)
                                                                  DECEMBER 31,       ENDED JUNE 30,            THROUGH
                                                                      2009       ---------------------         JUNE 30,
                                                                   (UNAUDITED)      2009        2008            2007
                                                                  ------------   ----------   --------   -------------------
U.S. GOVERNMENT MONEY MARKET
   FUND -- W SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ........................................   $     1.00     $     1.00   $   1.00       $   1.00
                                                                  ----------     ----------   --------       --------
INVESTMENT OPERATIONS:
    Net investment income .....................................           --(2)        0.01       0.03           0.03
                                                                  ----------     ----------   --------       --------
DISTRIBUTIONS:
    From net investment income ................................           --(2)       (0.01)     (0.03)         (0.03)
                                                                  ----------     ----------   --------       --------
NET ASSET VALUE -- END OF PERIOD ..............................   $     1.00     $     1.00   $   1.00       $   1.00
                                                                  ==========     ==========   ========       ========
TOTAL RETURN ..................................................         0.01%**        0.76%      3.46%          3.53%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
    Expenses:
      Including expense
         limitations ..........................................         0.28%*         0.54%      0.62%          0.65%*
      Excluding expense
         limitations ..........................................         0.61%*         0.59%      0.62%          0.65%*
    Net investment income .....................................         0.01%*         0.56%      3.26%          4.68%*
Net assets at end of period
    (000 omitted) .............................................   $1,132,663     $1,212,298   $448,047       $224,341

----------
*    Annualized.
**   Not annualized.
(1)  Commencement of operations.
(2)  Less than $0.01 per share.


                          The accompanying notes are an integral part of the financial statements.

                                                             31

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS -- CONTINUED
============================================================================================================================


                                                                    FOR THE
                                                                   SIX-MONTH
                                                                 PERIOD ENDED
                                                                 DECEMBER 31,             FOR THE YEARS ENDED JUNE 30,
                                                                     2009       --------------------------------------------
                                                                  (UNAUDITED)    2009     2008     2007      2006      2005
                                                                 ------------   ------   ------   ------   -------   -------
TAX-EXEMPT MONEY MARKET
   FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD .......................................     $1.00        $ 1.00   $ 1.00   $ 1.00   $  1.00   $  1.00
                                                                   -----        ------   ------   ------   -------   -------
INVESTMENT OPERATIONS:
    Net investment income ....................................        --(3)       0.01     0.02     0.03      0.02      0.01
                                                                   -----        ------   ------   ------   -------   -------
DISTRIBUTIONS:
    From net investment income ...............................        --(3)      (0.01)   (0.02)   (0.03)    (0.02)    (0.01)
                                                                   -----        ------   ------   ------   -------   -------
NET ASSET VALUE -- END OF PERIOD .............................     $1.00        $ 1.00   $ 1.00   $ 1.00   $  1.00   $  1.00
                                                                   =====        ======   ======   ======   =======   =======
TOTAL RETURN .................................................      0.01%**       0.75%    2.36%    3.14%     2.39%     1.16%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1,2)
    Expenses:
      Including expense
         limitations .........................................      0.36%*        0.53%    0.51%    0.52%     0.63%     0.64%
      Excluding expense
         limitations .........................................      0.56%*        0.54%    0.51%    0.52%     0.63%     0.64%
    Net investment income ....................................      0.01%*        0.61%    1.86%    3.06%     2.30%     0.98%
Net assets at end of period
    (000 omitted) ............................................     $ 481        $1,696   $1,493   $  793   $13,210   $13,084

----------
*    Annualized.
**   Not annualized.
(1)  Prior to June 23, 2006,  the  Institutional  Shares were known as the Investor  Shares and were subject to a rule 12b-1 distribution fee.
(2)  For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment  income ratios  include  expenses  allocated  from the master fund, WT Investment  Trust I -- Tax-Exempt
     Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.
(3)  Less than $0.01 per share.


                          The accompanying notes are an integral part of the financial statements.

                                                             32

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS -- CONTINUED
============================================================================================================================


                                                            FOR THE
                                                           SIX-MONTH
                                                         PERIOD ENDED
                                                         DECEMBER 31,               FOR THE YEARS ENDED JUNE 30,
                                                             2009       ----------------------------------------------------
                                                          (UNAUDITED)     2009       2008       2007       2006       2005
                                                         ------------   --------   --------   --------   --------   --------
TAX-EXEMPT MONEY MARKET
   FUND -- W SHARES(1)
NET ASSET VALUE --
   BEGINNING OF PERIOD ...............................    $   1.00      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                          --------      --------   --------   --------   --------   --------
INVESTMENT OPERATIONS:
    Net investment income ............................          --(3)       0.01       0.02       0.03       0.02       0.01
                                                          --------      --------   --------   --------   --------   --------
DISTRIBUTIONS:
    From net investment income .......................          --(3)      (0.01)     (0.02)     (0.03)     (0.02)     (0.01)
                                                          --------      --------   --------   --------   --------   --------
NET ASSET VALUE -- END OF PERIOD .....................    $   1.00      $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                          ========      ========   ========   ========   ========   ========
TOTAL RETURN .........................................        0.01%**       0.62%      2.21%      2.96%      2.23%      0.98%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2)
    Expenses:
      Including expense
         limitations .................................        0.36%*        0.66%      0.66%      0.69%      0.78%      0.80%
      Excluding expense
         limitations .................................        0.71%*        0.68%      0.66%      0.69%      0.78%      0.80%
    Net investment income ............................        0.01%*        0.64%      2.12%      2.92%      2.23%      0.96%
Net assets at end of period
    (000 omitted) ....................................    $377,097      $373,430   $492,379   $403,631   $418,447   $346,249

----------
*    Annualized.
**   Not annualized.
(1)  Formerly Service Shares. Service Shares were redesignated as W Shares effective September 12, 2006.
(2)  For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment  income ratios  include  expenses  allocated  from the master fund, WT Investment  Trust I -- Tax-Exempt
     Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.
(3)  Less than $0.01 per share.


                          The accompanying notes are an integral part of the financial statements.

                                                             33

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
============================================================================================================================


1.   DESCRIPTION  OF THE FUNDS.  WT Mutual Fund (the "Trust") is  registered  under the  Investment  Company Act of 1940, as amended,  (the "1940 Act") as an open-end management investment company and was organized as a Delaware statutory trust on June 1, 1994.  The Amended and  Restated  Agreement  and  Declaration  of Trust  permits the Board of Trustees  (the
     "Trustees") to establish series of shares,  each of which constitutes a series separate and distinct from the shares of other  series.  As of December 31, 2009,  the Trust offered 12 series,  three of which are included in these  financial statements. The three series are as follows: Wilmington Prime Money Market Fund ("Prime Money Market Fund"), Wilmington
     U.S.  Government  Money Market Fund ("U.S.  Government Money Market Fund") and Wilmington Tax- Exempt Money Market Fund
     ("Tax-Exempt Money Market Fund") (each, a "Fund" and collectively, the "Funds").

     The Prime Money Market and U.S.  Government  Money Market Funds offer three  classes of shares:  Institutional  Shares,
     Service Shares, and W Shares. The Tax-Exempt Money Market Fund offers two classes of shares: Institutional Shares and W
     Shares. All classes of shares have identical voting,  dividend and liquidation  rights. W Shares and Service Shares are offered to  investors  who use a financial  intermediary  to process  transactions  with the Funds and are subject to a shareholder servicing fee. Service Shares are also subject to a Rule 12b-1 distribution fee.

2.   SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY  VALUATION.  Each Fund values  securities  utilizing the amortized cost valuation method,  which  approximates market,  and is  permitted  under Rule 2a-7 under the 1940 Act.  This  method  involves  valuing a  portfolio  security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

     The Funds utilize a fair value  hierarchy,  which  prioritizes the inputs to valuation  techniques used to measure fair value into three broad levels:

     -    Level 1 -- quoted prices in active markets for identical securities

     -    Level 2 -- prices  determined  using other  significant  observable  inputs  (including  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 -- prices  determined  using  significant  unobservable  inputs  (including the Fund's own  assumptions in determining the fair value of investments)

     A summary of the inputs used to value the Funds'net  assets by each major  security type is disclosed at the end of the
     Schedule of Investments  for each Fund. The inputs or methodology  used for valuing  securities are not  necessarily an indication of the risk associated with investing in those securities.

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders.  Therefore, no Federal income tax provision has been made.

     Tax  positions  taken or  expected to be taken in the course of  preparing  the Funds' tax  returns  are  evaluated  to determine whether the tax positions are  "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the  more-likely-than-not  threshold  would be recorded as a tax benefit or expense in the current year.  Management  has analyzed the Funds' tax positions and has concluded  that no provision for income tax is required in the Funds'  financial  statements.  The Funds'  federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

                                                             34
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WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
============================================================================================================================


     SECURITY  TRANSACTIONS AND INVESTMENT INCOME.  Investment security transactions are accounted for on a trade date basis for financial reporting purposes.  Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes.  Interest income is recorded on the accrual  basis and includes the  amortization  of premium and the accretion of discount.  The Funds record  expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     CLASS ACCOUNTING.  In calculating net asset value per share for each class,  investment income, realized and unrealized gains and losses,  and expenses  other than class specific  expenses are allocated  daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     REPURCHASE  AGREEMENTS.  Each Fund,  through its  custodian,  receives  delivery of the underlying  securities  used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale  price.  The Funds'  investment  adviser  is  responsible  for  determining  that the market  value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase,  each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction  of the  obligation.  Provisions  of each  agreement  require that the market value of the  collateral  is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     DISTRIBUTIONS  TO  SHAREHOLDERS.  Distributions  from net  investment  income  are  declared  daily  and paid  monthly.
     Distributions from net realized gains, if any, will be declared and paid annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with
     U.S. generally accepted  accounting  principles  requires  management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.  Rodney Square Management  Corporation ( "RSMC "), a wholly owned subsidiary of Wilmington  Trust  Corporation,  serves as the investment  adviser to each Fund.  For its services,  RSMC receives an advisory fee at an  annualized  rate of 0.37% of each Fund's first $1 billion of average  daily net assets;
     0.33% of each Fund's next $500 million of average  daily net assets;  0.30% of each Fund's next $500 million of average daily net  assets;  and 0.27% of each  Fund's  average  daily net  assets  in excess of $2  billion.  Wilmington  Trust
     Investment Management,  LLC ( "WTIM "), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services,  information,  advice, assistance and facilities, and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC.

     Effective  April 13, 2009,  RSMC has  voluntarily  agreed to reduce its advisory fee and/or  reimburse  certain of each
     Fund's operating  expenses,  or certain  class-specific  fees and expenses,  to maintain a Fund's (or class thereof, as applicable)  current  annualized yield at or above 0.01% (1 basis point).  Under this voluntary  arrangement,  RSMC may recover from each Fund, subject to approval by the Board of Trustees of WT Mutual Fund (the "Trustees"), amounts waived or reimbursed  for a period of up to three years from the year in which RSMC reduced its  compensation  and/or  assumed expenses for the Fund.  All or a portion of the  following  reimbursed  expenses may be  recaptured by the fiscal years ending:

                                                             35
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 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
============================================================================================================================


                                                                                                 EXPIRATION DATE
                                                                                      ------------------------------------
                                                                                         2012         2013         TOTAL
                                                                                      ----------   ----------   ----------
          Prime Money Market Fund .................................................   $  158,968   $3,201,703   $3,360,671
          U.S. Government Money Market Fund .......................................    1,384,634    3,899,998    5,284,632
          Tax-Exempt Money Market Fund ............................................      122,130      662,604      784,734

     The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant  to a  Compliance  Services  Agreement.  For  these  services,  the Trust  pays  RSMC an  annual  fee equal to three-fourths  of the Chief  Compliance  Officer's  total  compensation.  The fees for these services for the six-month period ended December 31, 2009 are shown separately on the Statements of Operations.

     RSMC provides  administrative  services to the Funds pursuant to an Administration  Agreement.  For these services, the
     Trust  pays RSMC a fee at the  annual  rate of 0.0185% of the  Trust's  first $2 billion of total  aggregate  daily net assets;  0.0175% of the Trust's  next $2 billion of total  aggregate  daily net assets;  0.0125% of the Trust's next $2 billion of total aggregate  daily net assets;  and 0.0080% of the Trust's total aggregate daily net assets in excess of
     $6 billion.  The fees paid to RSMC for these  services  for the  six-month  period  ended  December  31, 2009 are shown separately on the Statements of Operations.

     PNC Global  Investment  Servicing  (U.S.),  Inc.  provides  sub-administration,  accounting and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

     COMPENSATION OF TRUSTEES AND OFFICERS.  Except for the Funds' Chief  Compliance  Officer,  Trustees and Officers of the
     Funds who are  employees or officers of RSMC or WTIM do not receive any  compensation  from the Funds.  Trustees of the
     Funds who are not employees or officers of RSMC or WTIM receive  compensation  and  reimbursement  of expenses from the
     Funds.  Under a Deferred  Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested  Trustee may elect to defer receipt of all, or a portion, of their annual  compensation.  Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan.  Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     Service  Shares and W Shares of each Fund are subject to a  shareholder  service plan  authorizing  them to pay service providers an annual fee not exceeding  0.25% of each Fund's  average daily net assets in Service Shares and W Shares to compensate service providers who maintain a service  relationship.  The Board of Trustees has authorized payments of up to 0.15% of each Fund's average daily net assets in Service Shares and W Shares, respectively.

     Service Shares of each Fund are subject to a Rule 12b-1 Distribution Plan which provides for payments of up to 0.25% of each Fund's average daily net assets in Service Shares.  The Board of Trustees currently has authorized annual payments of 0.10% of the average daily net assets of each Fund's Service Shares.  The  Distribution  Plan and each  Distribution
     Agreement  may not be  amended to  increase  the  maximum  12b-1 Fee of 0.25%  without  approval  by a majority  of the outstanding shares of each Fund's Service Shares.

                                                             36
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 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
============================================================================================================================


     Wilmington Trust Company ("WTC"),  an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian, and WTC pays PFPC Trust Company for its services as  sub-custodian.  The fees for these  services for the  six-month  period ended  December 31, 2009 are shown separately on the Statements of Operations.

4.   FEDERAL TAX INFORMATION.  Distributions to shareholders from net investment income and realized gains are determined in accordance  with  Federal  income tax  regulations,  which may differ from net  investment  income and  realized  gains recognized for financial  reporting  purposes.  Additionally,  net  short-term  realized gains are treated as "ordinary income" for tax purposes.  Accordingly,  the character of distributions  and composition of net assets for tax purposes may differ  from those  reflected  in the  accompanying  financial  statements.  To the extent  these  differences  are permanent, such amounts are reclassified within the capital accounts based on the tax treatment;  temporary differences due to timing of recognition of income or gain do not require such reclassification.

     The tax character of  distributions  paid for the six-month  period ended December 31, 2009 and the year ended June 30,
     2009 were as follows:

                                                                       PRIME MONEY    U.S. GOVERNMENT        TAX-EXEMPT
                                                                       MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
                                                                       -----------   -----------------   -----------------
     SIX-MONTH PERIOD ENDED DECEMBER 31, 2009
     Ordinary income ...............................................   $   133,145      $   107,195          $       --
     Tax-exempt income .............................................            --               --              18,912

     YEAR ENDED JUNE 30, 2009
     Ordinary income ...............................................   $34,451,730      $16,975,633          $       --
     Tax-exempt income .............................................            --               --           3,813,770

     The components of accumulated earnings on a tax basis are determined at fiscal year-end.  Accordingly, the tax balances have not been determined as of December 31, 2009.

5.   CREDIT RISK.  Obligations of agencies and  instrumentalities  of the U.S.  Government are not direct obligations of the
     U.S.  Treasury  and thus may or may not be backed by the "full  faith and  credit"  of the  United  States.  Payment of interest and principal on these obligations,  although generally backed directly or indirectly by the U.S.  Government, may be backed solely by the issuing  instrumentality.  Approximately  11% of the  investments of the  Tax-Exempt  Money
     Market Fund on December 31, 2009 were insured by private  issuers that  guarantee  payment of principal and interest in the event of  default,  or were  backed by  letters  of  credit  issued by  domestic  and  foreign  banks or  financial institutions.

6.   CONTRACTUAL  OBLIGATIONS.  The Funds enter into  contracts in the normal  course of business  that contain a variety of indemnifications.  The Funds' maximum  exposure under these  arrangements is unknown.  However,  the Funds have not had prior claims or losses pursuant to these contracts.  Management has reviewed the Funds' existing  contracts and expects the risk of loss to be remote.

                                                             37
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 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
============================================================================================================================


7.   U.S. TREASURY GUARANTEE PROGRAM. The Funds participated in the U.S. Treasury  Department's  Temporary Guarantee Program
     for Money Market Funds (the "Program") since its inception until its expiration on September 18, 2009. As a participant in the Program each Fund paid a participation fee of 0.04% on assets as of September 19, 2008. The amounts shown on the
     Statements of Operations are the portion of the fees accrued from July 1, 2009 through September 18, 2009.

8.   RECENT ACCOUNTING  PRONOUNCEMENT.  In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting
     Standards Update ("ASU") No. 2010-06  "Improving  Disclosures about Fair Value  Measurements."  ASU 2010-06 amends FASB
     Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting  periods  beginning  after December 15, 2009, and other required  disclosures  are effective for fiscal years beginning  after  December 15,  2010,  and for interim  periods  within those  fiscal  years.  Management  is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

9.   SUBSEQUENT EVENTS. Management has evaluated the impact of all subsequent events on the Funds through February 24, 2010, the date the financial statements were available for issuance,  and has determined that the following subsequent events require recognition or disclosure in the financial statements.

     On February 2, 2010, The PNC Financial Services Group, Inc. ("PNC") entered into a Stock Purchase Agreement (the "Stock
     Purchase  Agreement") with The Bank of New York Mellon  Corporation  ("BNY Mellon").  Upon the terms and subject to the conditions  set forth in the Stock  Purchase  Agreement,  which has been  approved  by the board of  directors  of each company,  PNC will sell to BNY Mellon  (the  "Stock  Sale")  100% of the issued  and  outstanding  shares of PNC Global
     Investment  Servicing Inc., an indirect  wholly-owned  subsidiary of PNC. The Stock Sale includes PNC Global Investment
     Servicing (U.S.) Inc., and PFPC Trust Company and is expected to close in the third quarter of 2010.

                                                             38
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WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
 SUB-ADVISORY AGREEMENTS
============================================================================================================================


     At a meeting  held on August 20,  2009,  the Board of  Trustees,  including  a majority of those  trustees  who are not
"interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved the continuation for an additional  one-year period of the existing  investment  advisory agreement between WT Mutual Fund (the "Trust"),  on behalf of the Wilmington Prime Money Market Fund,  Wilmington  Tax-Exempt Money Market Fund, and Wilmington U.S.  Government
Money Market Fund (each a "Fund"), and RSMC (the "RSMC Agreement").  The Trustees also unanimously approved the continuation of the  sub-advisory  agreement  among the  Trust on  behalf of each of the  Funds,  RSMC and  Wilmington  Trust  Investment
Management,  LLC ("WTIM") (the "WTIM  Agreement"  and with the RSMC  Agreement,  the  "Agreements"),  pursuant to which WTIM provides certain investment services,  information,  advice, assistance and facilities,  research and statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation and is under common control with RSMC. Employees of WTIM are also employees of RSMC. Prior to voting,  the Independent  Trustees  reviewed the Agreements with RSMC, WTIM and legal counsel and received advice from such counsel  regarding the legal standards to be followed in their  consideration of the  Agreements.  The Independent  Trustees also reviewed the Agreements in executive  session with counsel at which time no representatives of RSMC or WTIM were present.

     Before meeting to determine  whether to approve the  continuance of the  Agreements,  the Board had the  opportunity to review written materials  provided by RSMC and WTIM. The materials  generally  included  information  regarding (i) services performed for the Trust and the Funds,  (ii) the size and  qualifications  of RSMC's and WTIM's portfolio  management staff,
(iii) any potential or actual material conflicts of interest which may arise in connection with RSMC's and WTIM's management of a Fund, (iv) investment  performance,  (v) brokerage selection procedures,  (vi) the procedures for allocating investment opportunities between a Fund and other clients, (vii) results of any independent audit or regulatory examination,  including any recommendations or deficiencies noted, (viii) any litigation,  investigation or administrative proceeding which may have a material  impact on RSMC's or WTIM's ability to service the Funds,  (ix) compliance  with a Fund's  investment  objective, policies and practices (including its code of ethics), federal securities laws and other regulatory requirements, and (x) to the extent applicable,  its proxy voting policies.  RSMC and WTIM provided information  regarding the advisory fees received and an  analysis of these fees in relation to the  delivery of services to each of the Funds,  the costs of  providing  such services,  the  profitability  of the firm in  general  and as a result  of the fees  received  from the Funds and any other ancillary  benefit  resulting from RSMC's or WTIM's  relationship  with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal  standards.  In addition,  the Board received a report  prepared by two of the Trustees that  considered:  (i)
investment performance;  (ii) compliance and regulatory issues; (iii) operations; (iv) asset growth; (v) profitability;  and
(vi) expense  control.  The Board  considered and weighed the above  information  based upon its  accumulated  experience in governing the Trust and working with RSMC on matters relating to the Trust.

     During its  deliberations  on whether to approve the continuance of the Agreements,  the Board considered many factors.
The Board considered the nature,  extent and quality of the services provided by RSMC and WTIM. The Trustees  considered the services provided to each Fund by RSMC and WTIM as compared to services provided by other advisers which manage mutual funds with investment  objectives,  strategies and policies similar to those of the Funds. The Trustees concluded that the nature, extent and quality of the services  provided by RSMC and WTIM to each Fund were appropriate and consistent with the terms of the  Agreements,  that the quality of those services has been consistent with industry norms and that each Fund is likely to benefit from the continued provision of those services. They also concluded that RSMC and

                                                             39
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 EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
 SUB-ADVISORY AGREEMENTS -- CONTINUED
============================================================================================================================


WTIM have sufficient  personnel,  with the appropriate  education and  experience,  to serve each Fund  effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

     The Board  considered  the  investment  performance  of each Fund,  RSMC and WTIM.  The Board  reviewed and  considered comparative  performance data and each Fund's performance relative to other mutual funds with similar investment objectives, strategies and policies,  its respective  benchmark index and its Lipper peer group  rankings.  The Board also noted that it reviews and evaluates each Fund's investment  performance on an on-going basis throughout the year. The Trustees  considered the  consistency of performance  results and the short-term and long-term  performance of each Fund. They concluded that the performance of each Fund,  RSMC and WTIM is within an acceptable  range of  performance  relative to other mutual funds with similar investment objectives, strategies and policies.

     The Board considered the costs of the services  provided by RSMC and WTIM, the  compensation  and benefits  received by
RSMC and WTIM in  providing  services  to the Funds,  as well as RSMC's and WTIM's  profitability.  In  addition,  the Board considered  any direct or indirect  revenues  received by  affiliates  of RSMC and WTIM.  The Board  recognized  that RSMC's profitability  is an important  factor in providing  service to the Funds.  The Board was satisfied  that RSMC's profits are sufficient  to continue  as a viable  concern  generally  and as  investment  adviser of each Fund  specifically.  The Board concluded that RSMC's fees and profits derived from its relationship  with the Trust in light of each Fund's  expenses,  are reasonable  in relation to the nature and quality of the  services  provided,  taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies.  The Trustees also concluded that the overall expense ratio of each Fund is  reasonable,  taking into account the size of the Fund,  the quality of services  provided by RSMC and
WTIM, the investment performance of the Fund and the expense limitations agreed to by RSMC.

     The Trustees also  considered the extent to which  economies of scale would be realized  relative to fee levels as each
Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders.  The Board determined  that  economies  of scale  should be  achieved at higher  asset  levels for each of the Funds for the benefit of shareholders  due to certain  break-points  in the advisory fees. The Board  recognized that the economies of scale achieved will be primarily due to the ability of the Trust and each Fund to spread its fixed costs across a larger asset base and not through negotiated breakpoints in the advisory fees.

     The Trustees considered whether any events have occurred that would constitute a reason for the Trustees not to approve the  continuation of the Agreements and concluded there were not. After  consideration  of all the factors,  and taking into consideration the information  presented during previous meetings of the Board, the Trustees  determined that it would be in the best  interests of each Fund and its  shareholders  to approve the  continuation  of the  Agreements  for an  additional one-year period. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

                                                             40
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WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 TRUSTEES AND OFFICERS (UNAUDITED)
============================================================================================================================

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information  regarding the Trustees and Officers of the Trust. Each person listed under
"Interested  Trustee"  below is an  "interested  person" of the  Trust's  investment  advisers,  within  the  meaning of the
Investment  Company Act of 1940, as amended (the "1940 Act").  Each person who is not an "interested  person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless  specified  otherwise,  the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market  Street,
Wilmington, DE 19890.

The Statement of Additional  Information for the Funds contains additional  information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

         NAME AND                      POSITION(S) HELD
      DATE OF BIRTH,                     WITH TRUST,                                  PRINCIPAL OCCUPATION(S)
    NUMBER OF FUNDS IN                TERM OF OFFICE AND                              DURING PAST FIVE YEARS,
       FUND COMPLEX                     LENGTH OF TIME                                  OTHER DIRECTORSHIPS
  OVERSEEN BY TRUSTEE(1)                    SERVED                                        HELD BY TRUSTEE
-------------------------   -------------------------------------------   --------------------------------------------------
TED T. CECALA(2)            Trustee                                       Director, Chairman of the Board, and Chief
Date of Birth: 1/49                                                       Executive Officer of Wilmington Trust Corporation
                            Shall serve at the pleasure of the Board      and Wilmington Trust Company since 1996; Member of
12 Funds                    and until successor is elected and            the Board of Managers of Cramer Rosenthal McGlynn,
                            qualified. Trustee since August 2007.         LLC and Roxbury Capital Management, LLC
                                                                          (registered investment advisers).

                                                                          Wilmington Trust Corporation;
                                                                          Wilmington Trust Company.
----------------------------------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN(3)      Trustee                                       Retired since February 2006; Executive Vice
Date of Birth: 2/49                                                       President of Wilmington Trust Company from
                            Shall serve until death, resignation or       February 1996 to February 2006; President of
12 Funds                    removal. Trustee since October 1998,          Rodney Square Management Corporation ("RSMC") from
                            President and Chairman of Board from          1996 to 2005; Vice the President of RSMC 2005 to
                            October 1998 to January 2006.                 2006.

                                                                          FundVantage Trust (13 portfolios); Optimum Fund
                                                                          Trust (6 portfolios) (registered investment
                                                                          companies).

(1)  The "Fund Complex" currently consists of the Trust (12 funds) and CRM Mutual Fund Trust (8 funds).

(2)  Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust
     Company, each an affiliate of RSMC, an investment adviser to the Trust.

(3)  Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the
     Trust.

                                                             41
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 TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED
============================================================================================================================

INDEPENDENT TRUSTEES

         NAME AND                       POSITION(S) HELD
      DATE OF BIRTH,                      WITH TRUST,                                 PRINCIPAL OCCUPATION(S)
    NUMBER OF FUNDS IN                 TERM OF OFFICE AND                             DURING PAST FIVE YEARS,
       FUND COMPLEX                      LENGTH OF TIME                                 OTHER DIRECTORSHIPS
  OVERSEEN BY TRUSTEE(1)                     SERVED                                       HELD BY TRUSTEE
-------------------------   -------------------------------------------   --------------------------------------------------

ROBERT ARNOLD               Trustee                                       Founder and co-manager, R.H. Arnold & Co., Inc.
Date of Birth: 3/44                                                       (financial consulting) since 1989.
                            Shall serve until death, resignation or
12 Funds                    removal. Trustee since May 1997.              First Potomac Realty Trust (real estate investment
                                                                          trust).
----------------------------------------------------------------------------------------------------------------------------
DR. ERIC BRUCKER            Trustee                                       Professor of Economics, Widener University since
Date of Birth: 12/41                                                      July 2004; formerly Dean, School of Business
                            Shall serve until death, resignation or       Administration of Widener University from 2001 to
12 Funds                    removal. Trustee since October 1999.          2004; Dean, College of Business, Public Policy and
                                                                          Health at the University of Maine from September
                                                                          1998 to June 2001.

                                                                          None
----------------------------------------------------------------------------------------------------------------------------
NICHOLAS GIORDANO           Trustee and Chairman of the Board             Consultant, financial services organizations from
Date of Birth: 3/43                                                       1997 to present; Interim President, LaSalle
                                                                          University from 1998 to 1999; President and Chief
12 Funds                    Shall serve until death, resignation or       Executive Officer, Philadelphia Stock Exchange
                            removal. Trustee since October 1998.          from 1981 to 1997.

                                                                          Kalmar Pooled Investment Trust; The RBB Fund, Inc.
                                                                          (19 portfolios) (registered investment companies);
                                                                          Independence Blue Cross; IntriCon Corporation
                                                                          (industrial furnaces and ovens).
----------------------------------------------------------------------------------------------------------------------------
LOUIS KLEIN, JR.            Trustee                                       Self-employed financial consultant since 1991.
Date of Birth: 5/35
                            Shall serve until death, resignation or
20 Funds                    removal. Trustee since October 1999.          CRM Mutual Fund Trust (8 portfolios) (registered
                                                                          investment companies); WHX Corporation (industrial
                                                                          manufacturer).

                                                             42
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
WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED
============================================================================================================================

INDEPENDENT TRUSTEES (CONTINUED)

         NAME AND                       POSITION(S) HELD
      DATE OF BIRTH,                      WITH TRUST,                                 PRINCIPAL OCCUPATION(S)
    NUMBER OF FUNDS IN                 TERM OF OFFICE AND                             DURING PAST FIVE YEARS,
       FUND COMPLEX                      LENGTH OF TIME                                 OTHER DIRECTORSHIPS
  OVERSEEN BY TRUSTEE(1)                     SERVED                                       HELD BY TRUSTEE
-------------------------   -------------------------------------------   --------------------------------------------------
THOMAS LEONARD              Trustee                                       Retired since 2008; former Partner with
Date of Birth: 2/49                                                       PricewaterhouseCoopers (public accounting) from
                            Shall serve until death, resignation or       May 1970 to June 2008.
12 Funds                    removal. Trustee since July 2008.
                                                                          Alpha One Capital Partner, LLC (2 portfolios)
                                                                          (unregistered investment companies)

                                                             43
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WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED
============================================================================================================================

EXECUTIVE OFFICERS

                                        POSITION(S) HELD
                                          WITH TRUST,                                 PRINCIPAL OCCUPATION(S)
                                       TERM OF OFFICE AND                             DURING PAST FIVE YEARS,
    NAME, ADDRESS AND                    LENGTH OF TIME                                 OTHER DIRECTORSHIPS
      DATE OF BIRTH                          SERVED                                       HELD BY TRUSTEE
-------------------------   -------------------------------------------   --------------------------------------------------
JOHN J. KELLEY              President & Chief Executive Officer           President of Rodney Square Management Corporation
1100 North Market Street                                                  ("RSMC") since 2008; Vice President of Wilmington
Wilmington, DE 19890        Shall serve at the pleasure of the Board      Trust Investment Management, LLC ("WTIM") since
Date of Birth: 9/59         and until successor is elected and            2005; Vice President of PNC Global Investment
                            qualified. Officer since September 2005.      Servicing (U.S.), Inc. (formerly PFPC Inc.) from
                                                                          January 2005 to July 2005; Vice President of
                                                                          Administration, 1838 Investment Advisors, LP from
                                                                          1999 to 2005; Chief Compliance Officer, 1838
                                                                          Investment Advisors, LP from 2004 to 2005.

                                                                          N/A
----------------------------------------------------------------------------------------------------------------------------
CLAYTON M. ALBRIGHT         Vice President                                Managing Director, Fixed Income Management,
1100 North Market Street                                                  Wilmington Trust since 2007; Director, Fixed
Wilmington, DE 19890        Shall serve at the pleasure of the Board      Income Research and Portfolio Manager, Wilmington
Date of Birth: 9/53         and until successor is elected and            Trust from 1996 to 2007; Vice President, RSMC
                            qualified. Officer since October 1998.        since 2001; Vice President of WTIM since 2006;
                                                                          Vice President, Wilmington Trust Company since
                                                                          1997.

                                                                          N/A
----------------------------------------------------------------------------------------------------------------------------
JOSEPH M. FAHEY, JR.        Vice President                                Investment Adviser, WTIM since 2003; Vice
1100 North Market Street                                                  President, RSMC since 1992.
Wilmington, DE 19890        Shall serve at the pleasure of the Board
Date of Birth: 1/57         and until successor is elected and            N/A
                            qualified. Officer since November 1999.
----------------------------------------------------------------------------------------------------------------------------
JOHN C. MCDONNELL           Vice President, Chief Financial Officer &     Director of Mutual Fund Administration, WTIM,
1100 North Market Street    Treasurer                                     since October 2005; Audit and Assurance - Senior,
Wilmington, DE 19890                                                      Deloitte (public accounting) from September 2004
Date of Birth: 4/66         Shall serve at the pleasure of the Board      to October 2005; Mutual Fund Administration, 1838
                            and until successor is elected and            Investment Advisors, LP from March 1999 to
                            qualified. Officer since November 2005.       September 2004.

                                                             44
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
WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED
============================================================================================================================

EXECUTIVE OFFICERS (CONTINUED)

                                        POSITION(S) HELD
                                          WITH TRUST,                                 PRINCIPAL OCCUPATION(S)
                                       TERM OF OFFICE AND                             DURING PAST FIVE YEARS,
    NAME, ADDRESS AND                    LENGTH OF TIME                                 OTHER DIRECTORSHIPS
      DATE OF BIRTH                          SERVED                                             HELD
-------------------------   -------------------------------------------   --------------------------------------------------
ANNA M. BENCROWSKY          Vice President, Chief Compliance Officer &    Chief Compliance Officer, WTIM since 2007; Vice
1100 North Market Street    Anti-Money Laundering Officer                 President, WTIM since 2004; Vice President and
Wilmington, DE 19890                                                      Chief Compliance Officer, RSMC since 2004; Vice
Date of Birth: 5/51         Shall serve at the pleasure of the Board      President and Chief Compliance Officer, 1838
                            and until successor is elected and            Investment Advisors, LP from 1999 to 2004.
                            qualified; Officer since September 2004.
                                                                          N/A
----------------------------------------------------------------------------------------------------------------------------
EDWARD W. DIFFIN, JR.       Vice President & Secretary                    Director of Mutual Fund Regulatory Administration
1100 North Market Street                                                  of WTIM since November 2006; Coleman Counsel Per
Wilmington, DE 19890        Shall serve at the pleasure of the Board      Diem from November 2005 to November 2006; Vice
Date of Birth: 1/52         and until successor is elected and            President and Senior Counsel of Merrill Lynch &
                            qualified; Officer since February 2007.       Co., Inc. from 1994 to 2005.

                                                                          N/A
----------------------------------------------------------------------------------------------------------------------------


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description  of the policies and  procedures  that the Trust used to determine how to vote proxies  relating to securities held in the Trust's  portfolios is available,  without charge, by calling the Fund at (800) 336-9970 or on the SEC's website at  http://www.sec.gov.  Information  regarding how the  investment  adviser voted proxies for the most recent  twelve-month period ended June 30, 2009 is  available,  without  charge,  by calling the Fund at (800)  336-9970 or on the SEC's  website listed above.

                                                             45
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
TRUSTEES                                                      OFFICERS

Nicholas A. Giordano                                          John J. Kelley
Chairman of the Board                                         President & Chief Executive Officer

                                                              John C. McDonnell
Robert H. Arnold                                              Vice President, Chief Financial Officer
                                                              & Treasurer
Dr. Eric Brucker
                                                              Edward W. Diffin Jr.
                                                              Vice President & Secretary
Ted T. Cecala
                                                              Clayton M. Albright
Robert J. Christian                                           Vice President

                                                              Joseph M. Fahey Jr.
Louis Klein Jr.                                               Vice President

                                                              Anna M. Bencrowsky
Thomas Leonard                                                Vice President, Chief Compliance Officer &
                                                              Anti-Money Laundering Officer

CUSTODIAN

Wilmington Trust Company

1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway, Wilmington, DE 19809

THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT
PROSPECTUS OF THE WILMINGTON MONEY MARKET FUNDS - INSTITUTIONAL, SERVICE AND W SHARES.

(WILMINGTON FUNDS LOGO)                                                                                     MONEY_Semi_12/09

                                                              FIXED INCOME FUNDS

                                          SEMI-ANNUAL REPORT | DECEMBER 31, 2009







                                                    SHORT/INTERMEDIATE-TERM BOND

                                                               BROAD MARKET BOND

                                                                  MUNICIPAL BOND



                                                         (WILMINGTON FUNDS LOGO)

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WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------


============================================================================================================================

CONTENTS                                                page                                                            page

President's Message .................................      3   Financial Highlights .................................     46
Expense Disclosure ..................................     15   Notes to Financial Statements ........................     52
Disclosure of Portfolio Holdings ....................     17   Evaluation and Approval of Investment Advisory and
Investments .........................................     19    Sub-Advisory Agreements .............................     58
Financial Statements ................................     41   Trustees and Officers ................................     60

DESCRIPTION OF INDICES

It is not  possible  to invest  directly  in an index.  All  indices  represented  are  unmanaged.  All  indices  assume the reinvestment of dividends and interest income unless otherwise noted.

BARCLAYS  CAPITAL U.S.  CORPORATE  HIGH-YIELD  INDEX is an unmanaged  index of the  USD-denominated,  non-investment  grade, fixed-rate,  taxable corporate bond market.  Securities are classified as high-yield if the middle rating of Moody's,  Fitch and S&P is Ba1/BB+/BB+ or below.

BARCLAYS  CAPITAL  U.S.  CORPORATE  INVESTMENT  GRADE  INDEX is an  unmanaged  index of  USD-denominated,  investment-grade, fixed-rate, taxable securities sold by industrial,  utilities and financial issuers. The index includes publicly issued U.S.
corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

BARCLAYS  CAPITAL U.S.  GOVERNMENT 1-3 YEAR INDEX is an unmanaged index of  USD-denominated,  investment-grade,  fixed-rate, taxable bond market of SEC-registered  securities. The index includes Treasuries and U.S. agency debentures (publicly issued debt of U.S.  Government  agencies,  quasi-federal  corporations,  and  corporate  or foreign  debt  guaranteed  by the U.S.
Government) with a maturity range between 1 and 3 years.

BARCLAYS  CAPITAL U.S.  GOVERNMENT/CREDIT  INDEX is an unmanaged  index of  USD-denominated,  investment-grade,  fixed-rate, taxable bond market of  SEC-registered  securities.  The index  includes  bonds from the Treasury,  Government-related,  and
Corporate sector with maturities of 1 year or greater.

BARCLAYS  CAPITAL U.S.  INTERMEDIATE  GOVERNMENT/CREDIT  INDEX is an unmanaged index of  USD-denominated,  investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related and Corporate sectors with a maturity range between 1 and 10 years.

BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT INDEX is an unmanaged index of USD-denominated,  investment-grade, fixed-rate, taxable bond market of SEC-registered  securities. The index includes Treasuries and U.S. agency debentures (publicly issued debt of U.S.  Government  agencies,  quasi-federal  corporations,  and  corporate  or foreign  debt  guaranteed  by the U.S.
Government) with a maturity range between 1 and 10 years.

BARCLAYS CAPITAL U.S. LONG GOVERNMENT INDEX is an unmanaged index of USD-denominated,  investment-grade, fixed-rate, taxable bond market of SEC-registered  securities. The index includes Treasuries and U.S. agency debentures (publicly issued debt of
U.S. Government agencies,  quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government) with a maturity range 10 years or greater.


                                                              1
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WILMINGTON FUNDS -- FIXED INCOME FUNDS
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 DESCRIPTION OF INDICES -- CONTINUED
============================================================================================================================

BARCLAYS CAPITAL U.S. MUNICIPAL INDEX is an unmanaged index that tracks performance of investment grade municipal bonds with remaining maturities of one year or more.

BARCLAYS CAPITAL U.S.  SHORT/INTERMEDIATE  MUNICIPAL INDEX is an unmanaged index that tracks  performance of municipal bonds issued  after  December 31, 1990 with  remaining  maturities  between 1 and 10 years and at least $7 million in  outstanding principal.

BARCLAYS CAPITAL U.S. TREASURY INDEX is an unmanaged index of  USD-denominated,  fixed-rate,  public obligations of the U.S.
Treasury with maturities of 1 year or greater.

BOFA MERRILL LYNCH U.S.  3-MONTH  TREASURY BILL INDEX is comprised of a single issue purchased at the beginning of the month and held for a full month.  At the end of the month that issue is sold and rolled  into a newly  selected  issue.  The issue selected at each  month-end  rebalancing is the  outstanding  Treasury Bill that matures  closest to, but not beyond,  three months from the rebalancing date.

BOFA MERRILL LYNCH 1-10 YEAR U.S. TREASURY INDEX is an unmanaged index of fixed-rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years.

BOFA  MERRILL  LYNCH U.S.  INFLATION-LINKED  TREASURY  INDEX is an  unmanaged  index of  USD-denominated,  investment-grade, fixed-rate,  publicly issued, U.S. Treasury  inflation-protected  securities that have at least 1 year remaining to maturity and have $250 million or more of outstanding face value.

BOFA MERRILL LYNCH U.S. TREASURY MASTER INDEX is an unmanaged index of fixed-rate  coupon bearing U.S.  Treasury  securities with a maturity range of 1 to 30 years.

BOFA MERRILL LYNCH 1-3 YEAR U.S.  MUNICIPAL  SECURITIES INDEX tracks the performance of the  USD-denominated,  fixed coupon, investment grade tax exempt debt publicly issued by U.S. states and territories,  and their political  subdivisions,  in the
U.S.  domestic market.  The Index tracks  securities with a remaining term to final maturity greater than or equal to 1 year and less than 3 years.

BOFA MERRILL LYNCH 3-7 YEAR U.S.  MUNICIPAL  SECURITIES INDEX tracks the performance of the  USD-denominated,  fixed coupon, investment grade tax exempt debt publicly issued by U.S. states and territories,  and their political  subdivisions,  in the
U.S.  domestic market.  The Index tracks  securities with a remaining term to final maturity greater than or equal to 3 year and less than 7 years.

BOFA MERRILL LYNCH 7-12 YEAR U.S. MUNICIPAL  SECURITIES INDEX tracks the performance of the  USD-denominated,  fixed coupon, investment grade tax exempt debt publicly issued by U.S. states and territories,  and their political  subdivisions,  in the
U.S.  domestic market.  The Index tracks securities with a remaining term to final maturity greater than or equal to 7 years and less than 12 years.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market  capitalization-weighted  index of 500 common  stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX,  BARCLAYS CAPITAL U.S. CORPORATE INVESTMENT GRADE INDEX,  BARCLAYS CAPITAL
U.S.  GOVERNMENT  1-3 YEAR INDEX,  BARCLAYS  CAPITAL  U.S.  GOVERNMENT/CREDIT  INDEX,  BARCLAYS  CAPITAL  U.S.  INTERMEDIATE
GOVERNMENT/CREDIT  INDEX, BARCLAYS CAPITAL U.S. INTERMEDIATE  GOVERNMENT INDEX, BARCLAYS CAPITAL U.S. LONG GOVERNMENT INDEX,
BARCLAYS CAPITAL U.S. MUNICIPAL INDEX, BARCLAYS CAPITAL U.S.  SHORT/INTERMEDIATE  MUNICIPAL INDEX, AND BARCLAYS CAPITAL U.S.
TREASURY INDEX (C)BARCLAYS CAPITAL.

S&P INDICES ARE A REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION, INC., A DIVISION OF THE MCGRAW-HILL COMPANIES.


                                                              2
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
WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 PRESIDENT'S MESSAGE
============================================================================================================================

DEAR SHAREHOLDER:

     For the Funds' semi-annual  period,  July 1, 2009 through December 31, 2009,  high-yield  corporate,  intermediate-term government,  and short-term  government bonds had results  commensurate  with their  risk/return  parameters,  with Barclays
Capital U.S.  Corporate  High-Yield Index,  Barclays Capital U.S.  Intermediate  Government Index, and Barclays Capital U.S.
Government 1-3 Year Index garnering returns of 21.3%, 1.2%, and 0.9% respectively.  (Long-term government bonds are reviewed below.) For other fixed income  investments,  results were also in line with their  credit/market  risk. The Bank of America
(BofA) Merrill Lynch 1-3 Year U.S. Municipal  Securities Index, BofA Merrill Lynch 3-7 Year U.S. Municipal Securities Index,
BofA Merrill Lynch 7-12 Year U.S. Municipal  Securities Index, BofA Merrill Lynch U.S. 3-Month Treasury Bill Index, and BofA
Merrill Lynch U.S. Inflation-Linked Treasury Index, returned 1.8%, 4.1%, 5.7%, 0.1%, and 5.0%, respectively.

FIXED INCOME INVESTORS EXPERIENCED GAINS THAT WERE IN LINE WITH RISKS

     The economic  recovery  gathered pace during the final  quarter of 2009 and with it, the fixed income  markets began to confront the ugly truth that yield levels will likely move higher. Thus, a quarter that started with two reasonably positive months in October and November -- during which 5-Year  Treasury  yields fell by 30 basis  points  (0.30%) --  experienced  a broad-based increase in rates during December. This reversed all of the gains and left longer-term Treasury yields higher by roughly 35-60 basis points  (0.35-0.60%) for the quarter.  Barclays Capital U.S. Long Government Index lost -0.6% during the
Funds'  semi-annual  period (July 1,  2009-December  31,  2009).  When all was said and done,  the fixed income  markets had produced a wide assortment of returns that related directly to risk.

THE CHARACTERISTICS OF THIS ECONOMIC CYCLE WERE -- AND CONTINUE TO BE -- QUITE DIFFERENT

     Evidence of the economic recovery has become fairly  widespread.  Still, the  characteristics of this cycle are already very different from traditional recoveries. This difference stems in large part from the unique difficulties that landed the economy in trouble in the first place,  and the  unorthodox  tools  implemented  by the  government  to fix these  problems.
Traditionally,  recoveries have been led by the strength of consumer spending. But so far, consumers have been conspicuously missing as the issues of de-leveraging (debt reduction),  uncertain employment, and restricted credit have conspired to keep them from opening their wallets.

     The poor health of the banking industry, in general, has also been a major contributor to the recession.  Here again we find uneven conditions that are divided largely by size. The government made a major effort to support the most systemically important institutions.  With that effort having been largely completed, numerous regional and smaller institutions that did not qualify under the government's  programs are still working to repair their balance sheets and maintain  adequate capital ratios.

     The employment picture remains under pressure, but it has been quietly experiencing steady improvement since reaching a bottom in the first half of 2009. The unemployment rate finished the year at 10%, but many believe this understates the true magnitude of the problem. Other employment statistics, such as the "U-6" unemployment, consider important employment issues, such as workers who have been forced to take part-time positions or who have become frustrated searching for a job.


                                                                3
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WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
  PRESIDENT'S MESSAGE -- CONTINUED

============================================================================================================================

CORPORATE ISSUES, PARTICULARLY HIGH-YIELD BONDS, WERE STRONG PERFORMERS

     The fourth  quarter of 2009 was again ruled by risk taking,  and the  corporate  bond market was right in the center of this action.  Excess returns,  as measured by the Barclays Capital U.S. Corporate  Investment Grade Index (Corporate Index),
totaled 3.1% for the final quarter of the year and finished the year adding 22.3% above the Barclays  Capital U.S.  Treasury
Index. During the early chapters of this rally, the financial services industry lagged. This shifted during the last half of
2009 as financials led the way. The financial  services  segment of the Corporate Index returned 12.3% during the six months ended December 31, 2009, as compared to a little over 8% for both industrial and utility sectors.

     The strong  performance  in the universe of investment  grade bonds appears almost anemic when compared to the world of high yield bonds.  Barclays Capital U.S.  Corporate High Yield Index (High Yield Index) provided a return of 58.2% for 2009.
At the height of the crisis,  yield levels well exceeded 20% for this group of  securities.  However,  as the  turnaround in financial markets which began in March 2009 unfolded  throughout the year, yields tumbled.  By the end of 2009, the yield on the High Yield Index had fallen to 9.1%.

MUNICIPALS RALLIED LAST YEAR, BUT BUDGET PROBLEMS LOOM

     Rebounding from the huge declines  experienced in late 2008, the municipal market had an  extraordinarily  strong 2009.
Repeating this will be tough, as current yield ratios relative to Treasuries are close to their lowest levels.  In addition, state and municipal  finances will continue to experience the lag effects that will make for another  grueling budget season for many legislatures and executive offices.  Lower rated investment grade municipal credits continue to offer better value, continuing another 2009 theme. Again, security selection will be critical.

     For many states and  municipalities,  budget  problems are likely to persist for several  years,  especially  given the likelihood of a slow national economic recovery.  On a short-term basis, the federal government's economic stimulus payments to the states have provided  crucial  buffering.  But that is only a temporary  stop gap.  Since tax  collection  trends lag overall economic  fluctuations,  the public sector's  collective balance sheets at the state and local levels will remain in the doldrums,  at least through the next year and,  likely even once the private sector moves back into growth mode.  Credit research remains extremely important for investors trying to navigate these waters.

WE EXPECT THE FED TO BEGIN PUSHING UP RATES LATER IN 2010

     Although a rate  increase is not  supported by anything  the Fed is saying or doing right now, we expect this  outcome, based largely on the view that the recovery in the labor markets may finally achieve job growth sufficient to start trimming the unemployment rate during the second half of the year. However, the Fed's exit strategy remains unclear. Given all of the programs it has  implemented,  it has a lot more tools with which to work.  Raising rates could be done early or late in the process.  Furthermore,  the  Fed may not be  sure  exactly  how it will  remove  the  excess  liquidity,  which  adds to the uncertainty.

LOOKING AHEAD

     Active  management and meticulous  credit  research will be even more critical during the next six months of the Funds'
fiscal year,  and indeed,  all of 2010.  Rising rates  present a looming  challenge  and with credit  spreads much closer to normal,  managing  fixed income  securities  will not be without its  headwinds -- although they are ones we are prepared to meet.


                                                                 4
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WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 PRESIDENT'S MESSAGE -- CONTINUED
============================================================================================================================

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON SHORT/INTERMEDIATE-TERM BOND AND BROAD MARKET BOND FUNDS

     The following comments cover the Wilmington Short/Intermediate-Term Bond Fund and the Wilmington Broad Market Bond Fund
(the "Funds").

     The Wilmington  Short/Intermediate-Term  Bond Fund  ("Short/Intermediate  Fund") and Wilmington  Broad Market Bond Fund
("Broad  Market  Fund") are designed to give  shareholders  broad  exposure to the dynamics of the taxable fixed income bond market with a stable flow of income and  minimization  of risk. To do so, the investment  adviser  applies a disciplined and systematic  investment  process to actively manage a core portfolio of investment grade notes and bonds from a wide range of taxable market sectors.  The major difference between the  Short/Intermediate  Fund and Broad Market Fund is the exposure to interest rate risk. The  Short/Intermediate  Fund has the lower risk exposure to interest rates and finished the semi-annual period with an effective  duration of 3.98 years. The Broad Market Fund had an effective  duration of 5.20 years at the same point in time.

     As the six-month  period ended  December 31, 2009 began,  investors  showered a lot of love on the  financial  markets.
During the third quarter of 2009, most markets produced sizeable rewards. The equity markets spawned double digit results as the bull market from the March 9, 2009 lows extended with historic fervor. With equities recovering, bonds would normally be considered  something to avoid but this market bucked expectations as sizeable positive returns were available here as well.
Even the U.S. Treasury market,  the often-stodgy  GRANDE DAME of the bond market,  found enough affection to produce a total return for the three months ended  September  30, 2009 that  exceeded two percent  (2.13%),  as measured by the BofA Merrill
Lynch U.S. Treasury Master Index. The Federal Reserve's "Zero Rate Policy" has assured investors that they will receive very little return for taking almost no risk.  What the policy did not assure was whether  investors would receive any return for actually taking risk.  However,  the markets answered this with a resounding "yes" as risky assets gained favor and moved to the top of the quarterly leader board.

     Behind much of the momentum for the quarter ended  September  30th were economic  statistics  that  indicated  that the economy was moving from its downward trajectory towards a more positive direction.  The economic recovery began to take hold outside of the United States early in 2009.  Economies in Asia,  Germany,  France,  Brazil and India all found stability and began to turn the corner.  For the most part,  these countries were not victimized by the dramatic  problems in credit which caused major  dislocations in the banking system and forced  deleveraging.  In the United States, the areas where government assistance was most evident  helped to lead the way. The most visible was the "Cash for Clunkers"  program which lit a brief fire under auto sales. In early 2008,  vehicle sales were averaging about 16 million units per year but began to collapse as the credit crisis took hold. The collapse of Lehman  Brothers  accelerated  the decline so that by early 2009,  annual sales were well below a rate of 10 million units per year. The "Cash for Clunkers"  program  provided car buyers with a government provided subsidy to replace older, gas guzzling vehicles with new, more fuel efficient models.  Sales moved up to 11 million annual units before  peaking in August at just over 14 million  units  annually.  The program was fed in part from  existing inventories but production needed to be ramped up to meet the demand. This helped to push manufacturing  surveys such as the
Chicago  Purchasing  Managers  survey to readings well above 50,  indicating  economic  expansion,  during the quarter ended
December 31, 2009.


                                                              5
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WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 PRESIDENT'S MESSAGE -- CONTINUED
============================================================================================================================

     The housing  market  showed  signs of  stabilizing  for some time but perhaps the best news came from the  Case-Shiller
Housing Price data which showed prices beginning to move up. Again, government support has been important with an $8,000 tax credit for first time home buyers.  Transaction  volumes as measured by existing home sales bottomed early in 2009 at around
4.5 million  homes but they have moved from these lows,  fairly  consistently  pushing above 5 million  units.  Perhaps most importantly,  the supply of homes on the market shrank to an 8.5 months supply by September  2009, down from a peak of above
11 months.  This is a considerable  improvement even if it is well below the normal market average of between 4 to 5 months.
New home sales  dropped by 76% from their peak in July 2005 before  bottoming  at only 329 thousand new homes in early 2009.
Like existing home sales, new homes sales increased steadily throughout most of 2009.

     For the fixed  income  markets,  the  positive  performance  for the third  quarter  of  calendar  year 2009 began with improvements in the Treasury  market.  The yield curve  experienced a modest bull flattening  trend as Thirty-Year  Treasury
Notes lost 26 basis points of yield while the  Two-Year  Note shed 16 bps. The  rationale  for this market  movement was not obvious  relative to the  fundamentals.  With the economy  demonstrating  an improved tone, the bond market and the Treasury market in particular  should expect to see yields move higher.  Furthermore,  with the large  quantity of Treasury  issuance taking place,  the market reactions seem even more out of synch with  expectations.  Several factors however came into play.
First, inflation expectations are virtually nil and if anything, deflation concerns may be lingering for many investors. The multitude of government  stimulus programs has many people expecting  inflation to move higher but the extraordinary  excess capacity is keeping this problem well bottled up.  Second,  while the economy  perked up during the quarter ended  September
30th, we do not expect the rate of growth to hold. While the economy is likely to gain ground in the future, it is likely to be well below trend. We believe this pushes any inflation concerns out even further into the future.  Finally, the supply of new Treasuries  hitting the market has found strong support from foreign buyers.  From data collected by the Federal Reserve and reported by BCA Research,  foreign buyers have accumulated 47% of the change in Treasury  inventories from the middle of
2008 until the middle of 2009.  In dollar terms this amounts to about $900  billion.  The Chinese,  the biggest buyer of our
Treasury debt, are caught between two relatively  poor options.  They can stand aside for these auctions and risk sparking a huge collapse of the dollar and a rise in rates which would cause their existing  holdings to lose value while putting their export driven economy into a non-competitive  position or they can pony up the vast new sums required to support the market.
Ultimately,  staying in power is their primary motivation so their political  calculations favor keeping the Treasury market well supported.

     Outside of the Treasury  market,  the play for risky assets really took center stage.  The corporate bond market,  both investment  grade and high yield,  followed up its strong  performance  for the quarter  ended June 30th with an  impressive encore.  Yield spreads between corporate bonds and the Treasury market continued to narrow.  Barclays Capital U.S. Corporate
Investment Grade Index started the quarter with spreads at an average of 317 bps. By the end of September, this had narrowed by 93 basis points which enabled this part of the market to post excess returns over similar duration Treasury securities of
556 basis points (5.56%).  The big winner in the quarter ended September 30th was the financial  sector which had lagged the tightening  moves recorded  earlier in the year.  Investment  grade  financial  institutions  returned nearly 10% during the quarter according to Barclays Capital. Earnings for the quarter ended June 30th were generally better than expected in large part due to the profound cost cutting  achieved by businesses in the wake of the Lehman Brothers  collapse.  This provided a strong  foundation and helped to remove all concerns over systemic  risk. The  performance in the high yield bond market was even more impressive. According to Barclays Capital U.S. Corporate High-Yield Index, the average spread tightened by about


                                                              6
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220 basis points  which  allowed the market a total return of 12.3% for the quarter  bringing  year-to-date  results up to a stunning 58.2%! Money flowed into these two markets at a very rapid clip helping to support significant new issuance. In the week following Labor Day, over $40 billion in new investment grade bonds were brought to market.

     The quarter ended December 31st was again ruled by risk taking and the corporate bond market was right in the center of this action.  Excess returns as measured by the Barclays Capital U.S. Corporate  Investment Grade Index totaled 3.1% for the final quarter of 2009 and finished the year adding 22.7% above the Treasury market. During the early chapters of this credit rally,  the financial  services  industry  lagged behind but this shifted during the last half of 2009 as financials led the way. The financial services segment of the Barclays Capital U.S. Corporate  Investment Grade Index returned 12.3% during the second  half of 2009,  as  compared  to a little over 8% for both  industrial  and  utility  issuers.  Even with this strong performance, spread levels remain elevated for the financial sector when compared to the other two major sectors. Additional spread tightening is likely as the markets continue to normalize but the momentum is likely to slow as it will take time for the remaining risks, many of which are centered in loan portfolios, to be fully addressed.

     Under these evolving circumstances, both Funds performed well adding value for shareholders over the six-month period.

WILMINGTON SHORT/INTERMEDIATE FUND

     The  Institutional  Shares of the  Short/Intermediate  Fund (the "Fund") performed well over the six-month period ended
December 31, 2009 with a total return of 3.76%. The total return exceeded the benchmark  Barclays Capital U.S.  Intermediate
Government/Credit  Index which had a total return of 3.57% over the same period.  The Fund performed well against its Lipper
Short/Intermediate  Investment  Grade Debt Funds  universe  over the  longer-term  periods  but lagged its Lipper peer group universe for the one-year period.  The Fund placed in the 75th percentile out of 150 funds for the one-year  period,  in the
6th percentile out of 134 funds for the 3-year period, in the 6th percentile out of 128 funds for the 5-year period,  and in the 5th percentile out of 71 funds for the 10-year period, based on total returns as of December 31, 2009.

     The primary  challenge in managing the Fund during the recent period has been reversing our positioning  favoring lower credit risk exposure and moving  towards  adding  credit risk.  This is a process that began towards the end of the previous fiscal year,  June 30, 2009, and continued in earnest during the most recent six months.  Looking back to December 31, 2008, the Fund had 42.1% of its assets exposed to the corporate bond market.  By June 30, 2009 this exposure had been increased to
47.6% and by the end of the semi-annual  period on December 31, 2009 this exposure had reached 52.8%.  Efforts to add to the credit risk exposure are also shown in our  allocations to BBB rated and below  securities.  At the start of the semi-annual period, this amounted to 22.5% of the Fund's investments. By the end of December 2009, this allocation was up to 32.9%.

     Performance against the Fund's benchmark has been very successful but we have not been as successful against our Lipper peer group during the past six months.  This largely reflects events that have transpired with the Fund's peers and does not reflect any change in the advisor's portfolio management techniques. During the heart of the credit crisis in 2008 and early
2009,  many of the Fund's  peers were hurt by their  holdings  of higher  risk  assets  such ABS  Residential  Mortgages  or high-yield securities.  Markets for these securities became very illiquid and pricing was likely done on a very conservative basis. As a result, peer funds were not able to sell these instruments and wound up holding them into 2009 when


                                                              7
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risky assets returned to favor and performance  picked up considerably.  Having avoided these credit  exposures,  we did not experience the boomerang effects that pushed up peer group performance.  Many of these assets,  particularly ABS Residential
Mortgage  securities  performed  well in 2009 but they may also contain  embedded  losses that will never be  recovered.  We believe  that peer funds  achieved  short term  benefits  but will be limited  over the longer run. We believe  that this is confirmed by our longer term peer group performance which remains strong.

     The  following  performance  table  compares  the  Short/Intermediate  Fund,  with that of the  Barclays  Capital  U.S.
Intermediate Government/Credit Index and the BofA Merrill Lynch 1-10 Year U.S. Treasury Index.

----------------------------------------------------------------------------------------------------------------------------

                                             SHORT/INTERMEDIATE-TERM BOND FUND

                                                                                         Average Annual Total Returns
                                                                                  ------------------------------------------
                                                                           SIX                                      SINCE
                                                                         MONTHS   1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                                                                         ------   ------   -------   --------   ------------
Short/Intermediate-Term Bond Fund
 -- Institutional Shares                                                  3.76%    6.58%    5.15%      5.94%          NA
 -- A Shares (with sales charge)(2)                                       1.58%    4.22%    4.46%        NA         3.98%
 -- A Shares at NAV                                                       3.64%    6.34%    4.89%        NA         4.32%
Barclays Capital U.S. Intermediate
 Government/Credit Index                                                  3.57%    5.24%    4.66%      5.93%        4.43%
BofA Merrill Lynch 1-10 Year
 U.S. Treasury Index                                                      1.05%   -1.41%    4.68%      5.45%        4.23%

----------
FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 0.61%, A SHARES - 0.86%

----------------------------------------------------------------------------------------------------------------------------

----------
PERFORMANCE  SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE
WILL FLUCTUATE.  SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE
ASSUME THE REINVESTMENT OF ALL  DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND
DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR
REIMBURSED.  CURRENT  PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE.  PERFORMANCE  DATA CURRENT TO THE MOST RECENT
MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN  INVESTMENT  IN THE FUND IS NOT  INSURED  BY THE FDIC OR ANY OTHER  GOVERNMENTAL  AGENCY,  IS NOT A  DEPOSIT  OF OR OTHER
OBLIGATION OF OR GUARANTEED BY WILMINGTON  TRUST OR ANY OTHER BANK OR ENTITY,  AND IS SUBJECT TO RISKS  INCLUDING A POSSIBLE
LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1)  SINCE INCEPTION RETURN IS NOT PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE
     INCEPTION RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD OCTOBER 7, 2003  (COMMENCEMENT OF OPERATIONS)  THROUGH DECEMBER
     31, 2009. THE SINCE INCEPTION RETURNS PROVIDED FOR THE INDICES ARE FOR THE PERIOD OCTOBER 31, 2003 THROUGH DECEMBER 31,
     2009.

(2)  PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

(3)  THE EXPENSE  RATIOS SHOWN ARE FROM THE MOST RECENT  PROSPECTUS  DATED  NOVEMBER 1, 2009 AND MAY DIFFER FROM THE EXPENSE
     RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.


                                                                 8
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WILMINGTON BROAD MARKET BOND FUND

     The  Institutional  Shares of the Broad Market Bond Fund (the "Fund")  performed  well over the six-month  period ended
December 31, 2009 with a total return of 5.37%. The total return exceeded the return for the benchmark Barclays Capital U.S.
Government/Credit  Index which had a total return of 3.94% over the same period.  The Fund performed well against its Lipper
Intermediate  Investment  Grade Debt Funds  universe over the longer term periods but lagged its peer group for the one-year period ended December 31, 2009. The Fund placed in the 83rd percentile out of 549 funds for the one-year period, in the 18th percentile out of 458 funds for the 3-year period, in the 16th percentile out of 395 funds for the 5-year period, and in the
14th percentile out of 219 funds for the 10-year period, based on total returns as of December 31, 2009.

     The primary  challenge in managing  the Fund during the recent  six-month  period has been  reversing  our  positioning favoring lower credit risk exposure and moving  towards adding credit risk.  This is a process that began towards the end of the  previous  fiscal year,  June 30, 2009,  and  continued  in earnest  during the most recent six months.  Looking back to
December 31, 2008, the Fund had 44.7% of its assets exposed to the corporate bond market. By June 30, 2009 this exposure had been  increased  to 60.8% and by the end of the  semi-annual  period on December 31, 2009 this  exposure had reached  66.4%.
Efforts to add to the credit risk exposure are also shown in our allocations to BBB rated and below securities. At the start of the semi-annual period, this amounted to 32.4% of the Fund. By the end of December 2009, this allocation was up to 46.0%.

     Performance  against our benchmark has been very successful but we have not been as successful  against our Lipper peer group during the past six months.  This largely reflects events that have transpired with our peers and does not reflect any change in our portfolio  management  techniques.  During the heart of the credit crisis in 2008 and early 2009,  many of our peer funds were hurt by their  holdings of higher  risk assets such ABS  Residential  Mortgages  or  high-yield  securities.
Markets for these  securities  became very illiquid and pricing was likely done on a very  conservative  basis. As a result, peer funds were not able to sell these  instruments  and wound up holding them into 2009 when risky assets returned to favor and performance picked up considerably.  Having avoided these credit exposures,  we did not experience the boomerang effects that pushed up peer group performance. Many of these assets, particularly ABS Residential Mortgage securities performed well in 2009 but they may also  contain  embedded  losses  that will  never be  recovered.  We believe  that peer funds  achieved short-term benefits but will be limited over the longer run. We believe that this is confirmed by our longer term peer group performance which remains strong.

     The following graph and  performance  table compares the performance of the Broad Market Fund with that of the Barclays
Capital U.S. Government/Credit Index and the BofA Merrill Lynch U.S. Treasury Master Index.


                                                                 9
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----------------------------------------------------------------------------------------------------------------------------

                                                   BROAD MARKET BOND FUND

                                                                                         Average Annual Total Returns
                                                                                  ------------------------------------------
                                                                           SIX                                      SINCE
                                                                         MONTHS   1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                                                                         ------   ------   -------   --------   ------------
Broad Market Bond Fund
 -- Institutional Shares                                                  5.37%     7.04%   5.32%     6.37%           NA
 -- A Shares (with sales charge)(2)                                       3.16%     4.73%     NA        NA          5.41%
 -- A Shares at NAV                                                       5.24%     6.83%     NA        NA          5.94%
Barclays Capital U.S.
 Government/Credit Index                                                  3.94%     4.52%   4.71%     6.34%         5.30%
BofA Merrill Lynch U.S.
 Treasury Master Index                                                    0.78%    -3.72%   4.88%     6.13%         5.41%

----------
FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 0.72%, A SHARES - 0.97%

----------------------------------------------------------------------------------------------------------------------------

----------
PERFORMANCE  SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE
WILL FLUCTUATE.  SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER
OR HIGHER THAN THAT SHOWN HERE.  TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE  REINVESTMENT OF ALL  DISTRIBUTIONS  AND DO NOT
REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS
WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED.  PERFORMANCE DATA CURRENT TO THE MOST RECENT
MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN  INVESTMENT  IN THE FUND IS NOT  INSURED  BY THE FDIC OR ANY OTHER  GOVERNMENTAL  AGENCY,  IS NOT A  DEPOSIT  OF OR OTHER
OBLIGATION OF OR GUARANTEED BY WILMINGTON  TRUST OR ANY OTHER BANK OR ENTITY,  AND IS SUBJECT TO RISKS  INCLUDING A POSSIBLE
LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1)  SINCE INCEPTION RETURN IS NOT PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE
     INCEPTION  RETURNS SHOWN FOR THE A SHARES ARE FOR THE PERIOD  DECEMBER 20, 2005  (COMMENCEMENT  OF OPERATIONS)  THROUGH
     DECEMBER 31, 2009. THE SINCE  INCEPTION  RETURNS  PROVIDED FOR THE INDICES ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH
     DECEMBER 31, 2009.

(2)  PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

(3)  THE EXPENSE  RATIOS SHOWN ARE FROM THE MOST RECENT  PROSPECTUS  DATED  NOVEMBER 1, 2009 AND MAY DIFFER FROM THE EXPENSE
     RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.


                                                             10
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WILMINGTON MUNICIPAL BOND FUND

     The Wilmington Municipal Bond Fund (the "Fund") is an intermediate,  high quality fund designed to produce a high level of income that is exempt from Federal income taxes while seeking  preservation of capital.  The basic investment strategy is to identify and purchase the undervalued  sectors of the municipal market.  The Fund will normally be fully invested with an average maturity in the 5 to 10 year range.

     On December 31, 2009, the Fund had an average  effective  maturity of 5.70 years, an effective  duration of 5.74 years, and an average coupon of 4.93%,  versus the target Barclays Capital U.S.  Short/Intermediate  Municipal Index,  which had an average effective maturity of 4.13 years, a duration of 3.98 years, and an average coupon of 5.01%.

     Performance of the Fund's  Institutional Shares for the semi-annual period ending December 31, 2009 was 4.90%, versus a
3.57% return for the  Barclays  Capital  U.S.  Short/Intermediate  Municipal  Index,  and 5.12% for its Lipper  Intermediate
Municipal Debt Funds peer group.  The Fund has performed  well against its Lipper peer group placing in the 33rd  percentile out of 157 funds for the  one-year  period,  in the 33rd  percentile  out of 142 funds for the  3-year  period,  in the 39th percentile out of 125 funds for the 5-year period, and in the 66th percentile out of 74 funds for the 10-year period,  based on total returns as of December 31, 2009.

     During the six-month period, the municipal market experienced two dramatically different quarters.

                                             MMD AAA-RATED MUNICIPAL YIELD CURVE

                                                     (PERFORMANCE GRAPH)

                                                     6/30/09    12/31/09
                                                     -------    --------
                                                        0.57        0.28
                                                        0.94        0.56
                                                        1.23        0.83
                                                        1.67        1.13
                                                        2.07        1.55
                                                        2.34        1.99
                                                        2.6         2.35
                                                        2.86        2.6
                                                        3.06        2.82
                                                        3.23        2.98
                                                        3.41        3.06
                                                        3.53        3.12
                                                        3.64        3.18
                                                        3.74        3.25
                                                        3.83        3.32
                                                        3.91        3.39
                                                        3.99        3.47
                                                        4.08        3.54
                                                        4.17        3.61
                                                        4.26        3.68

                                                             11
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     The theme for the first  three  months of the period was greed  replacing  the fear of the first half of 2009 as retail investors  sought higher returns  wherever  available.  The period started in July with retail  investors  moving from money market funds, which were paying essentially a zero return,  into short-term  municipal bonds and mutual funds. As the inflow of cash drove down short-term yields, investors then moved farther out on the maturity spectrum into intermediate-term funds and then finally into long-term  funds. The final shift was going down the quality  spectrum into  lower-quality  investment grade and high-yield municipal bond funds. Further compounding the problem was a lack of new supply of municipal securities, as roughly one third of the new municipal bond deals were coming as taxable "Build America  Bonds".  With 20-year  municipal bond yields at 40+ year lows,  as measured by the BOND BUYER,  it was fairly  obvious that a strong last half for the period was highly unlikely unless taxable bond values plunged from their current low yield levels to facilitate the move.

     As  anticipated,  the last half of the six-month  period  generated mixed  performance  for municipal  bondholders as a selloff in long-term maturity  municipal bonds followed the overzealous rally during the first three months.  Bonds maturing within 5 years rallied  during the 4th quarter of 2009,  while prices fell for Aaa-rated  bonds  maturing past 6 years.  The selloff trend was partially offset for long-term bonds as tighter yield spreads in select A- and Baa-rated securities offset the increase in rates.  As a comparison,  the Barclays  Capital U.S.  Municipal  Index,  the aggregate  index for the entire
municipal  market,   generated  a  -0.96%  return  for  the  4th  quarter  versus  +0.11%  for  the  Barclays  Capital  U.S.
Short/Intermediate Municipal Index, an index for 1 to 10-year investment grade municipals.

     While the Fund's strategy of  lower-quality  investment  grade  securities in the 12 to 15-year  maturity sector helped generate  excellent  returns,  another driver of  performance  was the Fund's  self-created  large cash position of over $15 million during the rally that occurred  during the first half of  semi-annual  period.  This large cash position  negatively impacted  performance  during  the  three-month  period  ended  September  30, but the  adviser  anticipated  better  buying opportunities to redeploy the cash out on the maturity spectrum during the 4th quarter as supply increased and record retail demand abated.  The situation played out as expected and we believe that the Fund's portfolio  performance should benefit in the future  since the Fund used the negative  return  during the 4th quarter to buy credits at  attractive  prices that were being shunned by retail investors.  Issuers such as California,  Alabama,  and various  lower-rated  healthcare credits were offering  extremely  attractive  risk-adjusted  yields for investors willing to look past the headline risks associated with each story and do the necessary research to determine the actual risks to bondholders. By quarter-end,  the Fund had reduced its cash position  from $15 million to roughly $6.5  million.  The Fund further used this quarter to sell richly valued 3 to
7-year maturity high quality issues to swap into 1 to 3-year maturity and 10 to 15-year maturity credits.


                                                             12
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----------------------------------------------------------------------------------------------------------------------------

                                                     MUNICIPAL BOND FUND

                                                                                         Average Annual Total Returns
                                                                                  ------------------------------------------
                                                                           SIX                                      SINCE
                                                                         MONTHS   1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                                                                         ------   ------   -------   --------   ------------
Municipal Bond Fund
 -- Institutional Shares                                                  4.90%    11.99%   3.60%      4.43%          NA
 -- A Shares (with sales charge)(2)                                       2.65%     9.44%     NA         NA         3.42%
 -- A Shares at NAV                                                       4.76%    11.71%     NA         NA         3.94%
Barclays Capital U.S.
 Short/Intermediate
 Municipal Index                                                          3.57%     6.61%   4.24%      4.95%        4.94%

----------
FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 0.63%, A SHARES - 0.88%

----------------------------------------------------------------------------------------------------------------------------

----------
PERFORMANCE  SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE
WILL FLUCTUATE.  SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE
ASSUME THE REINVESTMENT OF ALL  DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND
DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR
REIMBURSED.  CURRENT  PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE.  PERFORMANCE  DATA CURRENT TO THE MOST RECENT
MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN  INVESTMENT  IN THE FUND IS NOT  INSURED  BY THE FDIC OR ANY OTHER  GOVERNMENTAL  AGENCY,  IS NOT A  DEPOSIT  OF OR OTHER
OBLIGATION OF OR GUARANTEED BY WILMINGTON  TRUST OR ANY OTHER BANK OR ENTITY,  AND IS SUBJECT TO RISKS  INCLUDING A POSSIBLE
LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1)  SINCE INCEPTION RETURN IS NOT PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE
     INCEPTION RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER
     31, 2009. THE SINCE INCEPTION  RETURNS PROVIDED FOR THE INDEX ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH DECEMBER 31,
     2009.

(2)  PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

(3)  THE EXPENSE  RATIOS SHOWN ARE FROM THE MOST RECENT  PROSPECTUS  DATED  NOVEMBER 1, 2009 AND MAY DIFFER FROM THE EXPENSE
     RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.


                                                                 13
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============================================================================================================================

     We invite your comments and questions and thank you for your  investment in the Wilmington  Fixed Income Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                                                                Sincerely,


                                                                                /s/ John J. Kelley

                                                                                John J. Kelley
                                                                                President

January 29, 2010

YOU SHOULD CONSIDER THE INVESTMENT  OBJECTIVES,  RISKS,  CHARGES AND EXPENSES OF THE FUNDS  CAREFULLY  BEFORE  INVESTING.  A
PROSPECTUS  WITH THIS AND OTHER  INFORMATION  MAY BE OBTAINED BY CALLING  800-336-9970  OR  VISITING  THE FUNDS'  WEBSITE AT
www.wilmingtonfunds.com. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR.  KELLEY'S  COMMENTS  REFLECT THE INVESTMENT  ADVISER'S  VIEWS  GENERALLY  REGARDING THE MARKET AND THE ECONOMY,  AND ARE
COMPILED FROM THE  INVESTMENT  ADVISER'S  RESEARCH.  THESE COMMENTS  REFLECT  OPINIONS AS OF THE DATE OF THIS LETTER AND ARE
SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.


                                                             14
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
WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 EXPENSE DISCLOSURE (UNAUDITED)
============================================================================================================================

DISCLOSURE OF FUND EXPENSES

The following  Expense Tables are shown so that you can understand the impact of fees on your  investment.  All mutual funds have operating  expenses.  As a shareholder of a Fund, you incur ongoing  costs,  including  management  fees and other Fund expenses.  A Fund's  expenses are expressed as a percentage  of its average net assets.  This figure is known as the expense ratio. The following  examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of
$1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     -    ACTUAL FUND RETURN AND EXPENSES.  The first line of each table below  provides  information  about actual  account values and actual expenses.  You may use the information in this line,  together with the amount you invested,  to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example,  an
          $8,600 account value divided by $1,000 = 8.6),  then multiply the result by the number in the first line under the heading  entitled  "Expenses  Paid During  Period" to estimate the  expenses  you paid on your account  during the period.

     -    HYPOTHETICAL 5% RETURN AND EXPENSES.  The second line of each table below provides  information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of
          5% per year before expenses,  which is not the Fund's actual return. The hypothetical  account values and expenses may not be used to estimate the actual  ending  account  balance or expenses you paid for the period.  You may use this  information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5%
          hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the  expenses  shown in the tables are meant to highlight  your  ongoing  costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing  ongoing costs only,  and will not help you  determine the relative  total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized
Expense Ratio" reflects the actual expenses for the period indicated.


                                                             15
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
WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED

============================================================================================================================

FOR THE PERIOD JULY 1, 2009 TO DECEMBER 31, 2009

EXPENSE TABLES

                                                                               BEGINNING     ENDING                 EXPENSES
                                                                                ACCOUNT      ACCOUNT   ANNUALIZED     PAID
                                                                                 VALUE        VALUE      EXPENSE     DURING
                                                                                7/1/09      12/31/09      RATIO      PERIOD*
                                                                              ----------   ---------   ----------   --------
SHORT/INTERMEDIATE-TERM BOND FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ........................................................    $1,000.00   $1,037.60      0.57%       $2.93
Hypothetical 5% Return Before Expenses ....................................     1,000.00    1,022.30      0.57         2.91

SHORT/INTERMEDIATE-TERM BOND FUND
-- A SHARES
Actual Fund Return ........................................................    $1,000.00   $1,036.40      0.82%       $4.21
Hypothetical 5% Return Before Expenses ....................................     1,000.00    1,021.02      0.82         4.19

BROAD MARKET BOND FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ........................................................    $1,000.00   $1,053.70      0.73%       $3.78
Hypothetical 5% Return Before Expenses ....................................     1,000.00    1,021.48      0.73         3.73

BROAD MARKET BOND FUND
-- A SHARES
Actual Fund Return ........................................................    $1,000.00   $1,052.40      0.98%       $5.07
Hypothetical 5% Return Before Expenses ....................................     1,000.00    1,020.20      0.98         5.00

MUNICIPAL BOND FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ........................................................    $1,000.00   $1,049.00      0.60%       $3.10
Hypothetical 5% Return Before Expenses ....................................     1,000.00    1,022.15      0.60         3.06

MUNICIPAL BOND FUND
-- A SHARES
Actual Fund Return ........................................................    $1,000.00   $1,047.60      0.85%       $4.39
Hypothetical 5% Return Before Expenses ....................................     1,000.00    1,020.87      0.85         4.34

*    Expenses are equal to the Fund's  annualized  expense ratio,  multiplied by the average  account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.


                                                             16
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
WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)

============================================================================================================================

PORTFOLIO HOLDINGS


DECEMBER 31, 2009
The  following  tables  present a summary of the  portfolio  holdings  of each of the  Wilmington  Fixed  Income  Funds as a percentage of their total investments, excluding short-term investments held as collateral for loaned securities.

SHORT/INTERMEDIATE-TERM BOND FUND                              BROAD MARKET BOND FUND

                  Sector                                                          Sector
                ---------                                                        --------
Corporate Bonds ....................................    52.8%  Corporate Bonds ....................................    66.4%
U.S. Agency Obligations ............................    23.6%  U.S. Agency Obligations ............................    13.5%
U.S. Treasury Obligations ..........................    18.1%  U.S. Treasury Obligations ..........................    11.4%
Mortgage-Backed Securities .........................     4.2%  Mortgage-Backed Securities .........................     5.6%
Municipal Bonds ....................................     0.4%  Municipal Bonds ....................................     1.2%
Short-Term Investments .............................     0.9%  Preferred Stock ....................................     0.4%
                                                       -----   Short-Term Investments .............................     1.5%
                                                       100.0%                                                         ------
                                                       =====                                                          100.0%
                                                                                                                      ======

                  Quality                                                          Quality
                 ---------                                                        ---------
Treasury ...........................................    18.1%  Treasury ...........................................    11.4%
Agency .............................................    23.6%  Agency .............................................    13.5%
AAA ................................................     4.1%  AAA ................................................     2.3%
AA .................................................     7.0%  AA .................................................     5.8%
A ..................................................    15.9%  A ..................................................    25.8%
BBB ................................................    24.2%  BBB ................................................    32.1%
Other ..............................................     7.1%  Other ..............................................     9.1%
                                                       -----                                                          -----
                                                       100.0%                                                         100.0%
                                                       =====                                                          =====


                                                             17
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
WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED) -- CONTINUED

============================================================================================================================


MUNICIPAL BOND FUND

                  States                                                           Quality
                 --------                                                         ---------
Municipal Bonds                                                AAA .................................................     6.0%
   California ......................................    18.5%  AA ..................................................    10.5%
   Texas ...........................................    10.0%  A ...................................................    43.5%
   Alabama .........................................     8.7%  BBB .................................................    16.9%
   New York ........................................     6.6%  Other ...............................................    23.1%
   Washington ......................................     6.6%                                                          -----
   Pennsylvania ....................................     6.1%                                                          100.0%
   Illinois ........................................     5.2%                                                          =====
   New Jersey ......................................     4.0%
   Indiana .........................................     3.6%
   Ohio ............................................     3.2%
   Colorado ........................................     3.0%
   Other ...........................................    19.9%
Short-Term Investments .............................     4.6%
                                                       ------
                                                       100.0%
                                                       =====







DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete  schedule of investments  with the SEC for its first and third fiscal  quarters on Form N-Q. Form
N-Q is available, without charge, by visiting the SEC's website at HTTP://WWW.SEC.GOV, or it may be viewed and copied at the
SEC's Public  Reference  Room in  Washington,  D.C.  (call  1-800-732-0330  for  information  on the operation of the Public
Reference Room).


                                                                 18
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
WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
SHORT/INTERMEDIATE-TERM BOND FUND
---------------------------------
     INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED)

     (Showing Percentage of Net Assets)
============================================================================================================================

                                                                                      MOODY'S/S&P    PRINCIPAL      VALUE
                                                                                        RATINGS+      AMOUNT       (NOTE 2)
                                                                                      -----------   ----------   -----------
CORPORATE BONDS -- 52.5%
 CONSUMER DISCRETIONARY -- 5.3%
  Anheuser-Busch InBev Worldwide, Inc. 144A,
    7.75%, 01/15/19@ ..............................................................    Baa2, BBB+   $2,000,000   $ 2,341,590
  Comcast Cable Communications Holdings, Inc.,
    8.38%, 03/15/13 ...............................................................    Baa2, BBB+    1,765,000     2,034,510
  Comcast Corp., 5.70%, 07/01/19 ..................................................    Baa1, BBB+    1,100,000     1,153,949
  Royal Caribbean Cruises Ltd., 7.00%, 06/15/13 ...................................     Ba3, BB-     1,200,000     1,197,000
  Time Warner, Inc., 5.50%, 11/15/11 ..............................................    Baa2, BBB     1,250,000     1,327,096
  Time Warner Entertainment Co., LP,
    8.88%, 10/01/12 ...............................................................    Baa2, BBB     1,185,000     1,360,240
  Time Warner Entertainment Co., LP,
    8.38%, 03/15/23 ...............................................................    Baa2, BBB       175,000       207,304
                                                                                                                 -----------
                                                                                                                   9,621,689
                                                                                                                 -----------

 CONSUMER STAPLES -- 0.5%
  Kraft Foods, Inc., 6.13%, 02/01/18 ..............................................     Baa2, A-       800,000       841,234
                                                                                                                 -----------
                                                                                                                     841,234
                                                                                                                 -----------

 ENERGY -- 5.6%
  Anadarko Petroleum Corp., 8.70%, 03/15/19 .......................................    Baa3, BBB-    1,250,000     1,554,895
  Chesapeake Energy Corp., 9.50%, 02/15/15 ........................................     Ba3, BB        625,000       685,937
  ConocoPhillips, 9.38%, 02/15/11 .................................................      A1, A         750,000       811,585
  Kinder Morgan Energy Partners LP,
    7.13%, 03/15/12 ...............................................................    Baa2, BBB     2,250,000     2,453,530
  Sunoco, Inc., 9.63%, 04/15/15 ...................................................    Baa2, BBB-    1,200,000     1,428,109
  Transocean, Inc., 5.25%, 03/15/13 ...............................................    Baa2, BBB+      750,000       803,729
  Valero Energy Corp., 4.75%, 04/01/14 ............................................    Baa3, BBB     1,845,000     1,883,891
  Weatherford International Ltd., 5.15%, 03/15/13 .................................    Baa1, BBB+      450,000       471,253
                                                                                                                 -----------
                                                                                                                  10,092,929
                                                                                                                 -----------

 FINANCIALS -- 15.7%
  American Express Co., 4.88%, 07/15/13 ...........................................     A3, BBB+     1,500,000     1,565,070
  American Honda Finance Corp. 144A,
    4.63%, 04/02/13@ ..............................................................      A1, A+      1,500,000     1,541,175
  Bank of America Corp., 7.63%, 06/01/19 ..........................................      A2, A         750,000       867,635
  Bank of New York Mellon Corp. (The),
    4.95%, 11/01/12 ...............................................................     Aa2, AA-     1,900,000     2,046,260
  Bank One Corp., 8.00%, 04/29/27 .................................................      Aa3, A        265,000       320,587
  BlackRock, Inc., 5.00%, 12/10/19 ................................................      A1, A+      1,400,000     1,375,753
  BP Capital Markets PLC, 5.25%, 11/07/13 .........................................     Aa1, AA      1,300,000     1,415,998
  Caterpillar Financial Services Corp.,
    5.75%, 02/15/12 ...............................................................      A2, A       1,750,000     1,888,941
  Devon Financing Corp., 6.88%, 09/30/11 ..........................................    Baa1, BBB+    1,465,000     1,591,452
  Ford Motor Credit Co., LLC, 7.88%, 06/15/10 .....................................      B1, B-      1,350,000     1,370,394
  General Electric Capital Corp., 3.75%, 11/14/14 .................................     Aa2, AA+     1,000,000       998,254



                          The accompanying notes are an integral part of the financial statements.

                                                             19
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
WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
SHORT/INTERMEDIATE-TERM BOND FUND
---------------------------------
 INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                                                      MOODY'S/S&P    PRINCIPAL      VALUE
                                                                                        RATINGS+      AMOUNT       (NOTE 2)
                                                                                      -----------   ----------   -----------
CORPORATE BONDS -- (CONTINUED)
 FINANCIALS -- (CONTINUED)
  Goldman Sachs Group, Inc. (The),
    7.50%, 02/15/19 ...............................................................      A1, A      $1,500,000   $ 1,748,705
  John Deere Capital Corp., 4.90%, 09/09/13 .......................................      A2, A         900,000       967,468
  JPMorgan Chase & Co., 4.65%, 06/01/14 ...........................................     Aa3, A+      1,250,000     1,316,799
  MetLife, Inc., 5.00%, 06/15/15 ..................................................     A2, A-         730,000       767,799
  Morgan Stanley, 4.75%, 04/01/14 .................................................     A1, A-       1,750,000     1,760,057
  Simon Property Group LP, 5.75%, 12/01/15 ........................................     A3, A-       1,000,000     1,019,752
  SLM Corp., 4.50%, 07/26/10 ......................................................   Baa1, BBB-       900,000       896,776
  Swiss Bank Corp., 7.38%, 06/15/17 ...............................................     Aa1, A         700,000       735,363
  Textron Financial Corp., 5.13%, 02/03/11 ........................................    Baa3, BB+     1,550,000     1,564,711
  Wachovia Corp., 7.57%, 08/01/26++ ...............................................     A1, A+         175,000       189,832
  Wells Fargo & Co., 5.13%, 09/01/12 ..............................................     Aa2, A+        348,000       365,897
  Wells Fargo Financial, Inc., 5.50%, 08/01/12 ....................................    Aa1, AA-        615,000       658,256
  Westpac Banking Corp., 4.88%, 11/19/19 ..........................................     Aa1, AA      1,500,000     1,480,508
                                                                                                                 -----------
                                                                                                                  28,453,442
                                                                                                                 -----------

 HEALTH CARE -- 3.1%
  Merck & Co., Inc., 4.38%, 02/15/13 ..............................................    Aa3, AA-        700,000       736,947
  Pfizer, Inc., 5.35%, 03/15/15 ...................................................     Aa2, AA      1,100,000     1,202,195
  Roche Holdings, Inc. 144A, 4.50%, 03/01/12@ .....................................     A2, AA-      2,000,000     2,100,634
  Schering-Plough Corp., 5.30%, 12/01/13 ..........................................    Baa1, AA-       875,000       961,675
  United Health Group, Inc., 6.00%, 06/15/17 ......................................     NR, A-         500,000       523,283
                                                                                                                 -----------
                                                                                                                   5,524,734
                                                                                                                 -----------

 INDUSTRIALS -- 6.9%
  Allied Waste North America, Inc., 6.38%, 04/15/11 ...............................    Baa3, BBB       500,000       521,971
  Allied Waste North America, Inc., 6.88%, 06/01/17 ...............................    Baa3, BBB       600,000       636,750
  CSX Corp., 7.90%, 05/01/17.......................................................   Baa3, BBB-       685,000       793,491
  GATX Corp., 4.75%, 10/01/12 .....................................................   Baa1, BBB+       500,000       510,569
  General Electric Co., 5.00%, 02/01/13 ...........................................    Aa2, AA+        875,000       925,715
  Honeywell International, Inc., 5.00%, 02/15/19 ..................................      NR, A       1,000,000     1,035,467
  Ingersoll-Rand Co., 6.00%, 08/15/13 .............................................    NR, BBB+      1,000,000     1,079,765
  Ingersoll-Rand Co., 6.02%, 02/15/28 .............................................    A3, BBB+      2,015,000     2,152,302
  Textron, Inc., 6.20%, 03/15/15 ..................................................   Baa3, BBB-     1,500,000     1,561,241
  The Boeing Co., 5.00%, 03/15/14 .................................................      A2, A       1,250,000     1,345,686
  Tyco Electronics Group SA, 6.00%, 10/01/12 ......................................   Baa2, BBB-     1,150,000     1,220,152
  United Technologies Corp., 6.35%, 03/01/11 ......................................      A2, A         700,000       741,910
                                                                                                                 -----------
                                                                                                                  12,525,019
                                                                                                                 -----------

 INFORMATION TECHNOLOGY -- 1.6%
  Cisco Systems, Inc., 5.50%, 02/22/16 ............................................     A1, A+         800,000       878,319
  Electronic Data Systems LLC, 6.00%, 08/01/13 ....................................      A2, A       1,750,000     1,934,485
                                                                                                                 -----------
                                                                                                                   2,812,804
                                                                                                                 -----------


                          The accompanying notes are an integral part of the financial statements.

                                                             20
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
WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
SHORT/INTERMEDIATE-TERM BOND FUND
---------------------------------
 INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                                                      MOODY'S/S&P    PRINCIPAL      VALUE
                                                                                        RATINGS+      AMOUNT       (NOTE 2)
                                                                                      -----------   ----------   -----------
CORPORATE BONDS -- (CONTINUED)
 MATERIALS -- 4.2%
  Alcoa, Inc., 6.00%, 07/15/13 ...................................................     Baa3, BBB-   $1,251,000   $ 1,317,844
  Alcoa, Inc., 5.72%, 02/23/19 ...................................................      A2, BBB-     1,100,000     1,063,513
  Dow Chemical Co. (The), 4.85%, 08/15/12 ........................................     Baa3, BBB-    2,000,000     2,101,922
  Vulcan Materials Co., 1.50%, 12/15/10++ ........................................     Baa2, BBB     2,500,000     2,497,175
  Weyerhaeuser Co., 6.75%, 03/15/12 ..............................................     Baa2, BBB       625,000       662,171
                                                                                                                 -----------
                                                                                                                   7,642,625
                                                                                                                 -----------

 TELECOMMUNICATION SERVICES -- 2.9%
  AT&T, Inc., 5.10%, 09/15/14 ....................................................       A2, A         875,000       941,203
  Verizon Global Funding Corp., 7.25%, 12/01/10 ..................................       A3, A         860,000       908,827
  Verizon New Jersey, Inc., 5.88%, 01/17/12 ......................................      Baa1, A      2,400,000     2,557,063
  Verizon Wireless Capital LLC, 5.25%, 02/01/12 ..................................       A2, A         750,000       795,469
                                                                                                                 -----------
                                                                                                                   5,202,562
                                                                                                                 -----------

 UTILITIES -- 6.7%
  Alabama Power Co., 5.20%, 01/15/16 .............................................       A2, A         850,000       876,876
  CMS Energy Corp., 6.55%, 07/17/17 ..............................................      Ba1, BB+       625,000       617,225
  Detroit Edison Co. (The), 5.60%, 06/15/18 ......................................      Baa1, A-       950,000     1,002,683
  Exelon Generation Co. LLC, 6.20%, 10/01/17 .....................................      A3, BBB      1,000,000     1,071,940
  Florida Power & Light Co., 5.55%, 11/01/17 .....................................       Aa3, A        500,000       539,618
  Illinois Power Co., 9.75%, 11/15/18 ............................................     Baa1, BBB     1,800,000     2,238,246
  Nevada Power Co., 8.25%, 06/01/11 ..............................................     Baa3, BBB     2,300,000     2,486,194
  Oklahoma Gas & Electric Co., 6.65%, 07/15/27 ...................................      A2, BBB+       440,000       463,825
  PECO Energy Corp., 4.75%, 10/01/12 .............................................       A2, A-      2,000,000     2,132,718
  Southern California Edison Corp., 5.00%, 01/15/16 ..............................       A2, A         654,000       681,836
                                                                                                                 -----------
                                                                                                                  12,111,161
                                                                                                                 -----------
  TOTAL CORPORATE BONDS (COST $90,681,471) ...................................................................    94,828,199
                                                                                                                 -----------
MUNICIPAL BONDS -- 0.4%
  CALIFORNIA -- 0.4%
    California State G.O. Unltd. Bonds,
      7.50%, 04/01/34 ............................................................       NR, A         750,000       727,957
                                                                                                                 -----------
                                                                                                                     727,957
                                                                                                                 -----------

 MORTGAGE-BACKED SECURITIES -- 4.2%
  Federal Home Loan Mortgage Corporation Notes, 2751 VT,
    6.00%, 02/15/34 ..............................................................                       7,633         7,783
  Federal Home Loan Mortgage Corporation Notes, 3159 PB,
    6.00%, 01/15/29 ..............................................................                   1,100,000     1,143,626
  Federal Home Loan Mortgage Corporation Notes, Pool B19228,
    4.50%, 04/01/20 ..............................................................                     307,585       318,962


                          The accompanying notes are an integral part of the financial statements.

                                                             21
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
WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
SHORT/INTERMEDIATE-TERM BOND FUND
---------------------------------
  INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                                                                    PRINCIPAL      VALUE
                                                                                                      AMOUNT      (NOTE 2)
                                                                                                   ----------   -----------
MORTGAGE-BACKED SECURITIES -- (CONTINUED)
  Federal Home Loan Mortgage Corporation Notes, Pool E00530,
    6.00%, 01/01/13 ............................................................................  $    23,057   $     24,357
  Federal Home Loan Mortgage Corporation Notes, Pool G01625,
    5.00%, 11/01/33 ............................................................................      394,232        405,895
  Federal Home Loan Mortgage Corporation Notes, Pool G02390,
    6.00%, 09/01/36 ............................................................................      306,347        325,685
  Federal Home Loan Mortgage Corporation Notes, Pool G08097,
    6.50%, 11/01/35 ............................................................................      191,853        205,703
  Federal Home Loan Mortgage Corporation Notes, Pool G08193,
    6.00%, 04/01/37 ............................................................................      570,978        606,486
  Federal Home Loan Mortgage Corporation Notes, Pool M80842,
    3.50%, 08/01/10 ............................................................................      928,096        938,770
  Federal National Mortgage Association Notes, 2005-29 WC,
    4.75%, 04/25/35 ............................................................................      308,052        317,442
  Federal National Mortgage Association Notes, 2005-97 LB,
    5.00%, 11/25/35 ............................................................................      774,726        804,490
  Federal National Mortgage Association Notes, Pool 254833,
    4.50%, 08/01/18 ............................................................................      135,825        141,570
  Federal National Mortgage Association Notes, Pool 256639,
    5.00%, 02/01/27 ............................................................................      566,136        585,879
  Federal National Mortgage Association Notes, Pool 256752,
    6.00%, 06/01/27 ............................................................................      309,461        330,323
  Federal National Mortgage Association Notes, Pool 257007,
    6.00%, 12/01/27 ............................................................................      636,802        679,731
  Federal National Mortgage Association Notes, Pool 612514,
    3.97%, 05/01/33++ ..........................................................................      142,593        147,112
  Federal National Mortgage Association Notes, Pool 629603,
    5.50%, 02/01/17 ............................................................................      132,171        140,530
  Federal National Mortgage Association Notes, Pool 688996,
    8.00%, 11/01/24 ............................................................................       52,930         60,485
  Federal National Mortgage Association Notes, Pool 745412,
    5.50%, 12/01/35 ............................................................................      284,250        297,826
                                                                                                                ------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $7,135,360) ................. ......................................      7,482,655
                                                                                                                ------------

U.S. AGENCY OBLIGATIONS -- 23.4%
  FEDERAL HOME LOAN BANKS NOTES -- 5.3%
    Federal Home Loan Banks Notes, 4.88%, 11/18/11 .............................................    5,195,000      5,548,769
    Federal Home Loan Banks Notes, 4.50%, 09/16/13 .............................................    1,200,000      1,295,460
    Federal Home Loan Banks Notes, 5.50%, 08/13/14(1) ..........................................    2,000,000      2,243,878
    Federal Home Loan Banks Notes, 4.88%, 05/17/17 .............................................      500,000        534,653
                                                                                                                ------------
                                                                                                                   9,622,760
                                                                                                                ------------


                          The accompanying notes are an integral part of the financial statements.

                                                             22

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
SHORT/INTERMEDIATE-TERM BOND FUND
---------------------------------
  INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                                                                    PRINCIPAL      VALUE
                                                                                                     AMOUNT      (NOTE 2)
                                                                                                   ----------   -----------

U.S. AGENCY OBLIGATIONS -- (CONTINUED)
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 5.8%
    Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10 ..............................   $1,140,000   $  1,191,542
    Federal Home Loan Mortgage Corporation Notes, 5.50%, 09/15/11 ..............................      615,000        660,399
    Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15 ..............................    1,315,000      1,400,717
    Federal Home Loan Mortgage Corporation Notes, 5.25%, 04/18/16 ..............................    6,500,000      7,150,234
                                                                                                                ------------
                                                                                                                  10,402,892
                                                                                                                ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 12.3%
    Federal National Mortgage Association Notes, 4.75%, 03/12/10 ...............................      795,000        802,210
    Federal National Mortgage Association Notes, 6.63%, 11/15/10 ...............................      800,000        842,362
    Federal National Mortgage Association Notes, 5.50%, 03/15/11 ...............................    2,405,000      2,541,606
    Federal National Mortgage Association Notes, 5.00%, 10/15/11 ...............................    1,250,000      1,335,941
    Federal National Mortgage Association Notes, 1.00%, 11/23/11 ...............................    5,000,000      4,988,345
    Federal National Mortgage Association Notes, 4.13%, 04/15/14 ...............................    4,985,000      5,301,742
    Federal National Mortgage Association Notes, 5.00%, 02/13/17 ...............................    2,500,000      2,713,743
    Federal National Mortgage Association Notes, 5.00%, 05/11/17 ...............................    3,500,000      3,801,703
                                                                                                                ------------
                                                                                                                  22,327,652
                                                                                                                ------------
    TOTAL U.S. AGENCY OBLIGATIONS (COST $39,758,127) .........................................................    42,353,304
                                                                                                                ------------

U.S. TREASURY NOTES -- 17.9%
    U.S. Treasury Notes, 4.25%, 10/15/10 .......................................................      350,000        360,473
    U.S. Treasury Notes, 5.00%, 08/15/11 .......................................................      180,000        191,925
    U.S. Treasury Notes, 1.50%, 07/15/12(1) ....................................................    3,000,000      3,004,686
    U.S. Treasury Notes, 4.25%, 11/15/14(1) ....................................................    1,300,000      1,400,344
    U.S. Treasury Notes, 4.13%, 05/15/15 .......................................................    2,420,000      2,580,325
    U.S. Treasury Notes, 4.25%, 08/15/15 .......................................................    2,000,000      2,140,624
    U.S. Treasury Notes, 4.50%, 02/15/16(1) ....................................................    2,000,000      2,157,344
    U.S. Treasury Notes, 2.63%, 04/30/16(1) ....................................................    6,000,000      5,813,904
    U.S. Treasury Notes, 4.75%, 08/15/17(1) ....................................................    9,000,000      9,765,702
    U.S. Treasury Notes, 4.25%, 11/15/17 .......................................................    3,000,000      3,144,375
    U.S. Treasury Notes, 2.75%, 02/15/19 .......................................................    2,000,000      1,841,250
                                                                                                                ------------
                                                                                                                  32,400,952
                                                                                                                ------------
    TOTAL U.S. TREASURY NOTES (COST $32,573,027) ............................................................     32,400,952
                                                                                                                ------------

                                                                                                      SHARES
                                                                                                    ---------
SHORT-TERM INVESTMENTS -- 0.9%
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Series ........................      802,919        802,919
    BlackRock Liquidity Funds TempFund Portfolio - Institutional Series ........................      802,919        802,919
                                                                                                                ------------
    TOTAL SHORT-TERM INVESTMENTS (COST $1,605,838) ..........................................................      1,605,838
                                                                                                                ------------


                          The accompanying notes are an integral part of the financial statements.

                                                             23

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
SHORT/INTERMEDIATE-TERM BOND FUND
---------------------------------
     INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                                                                                    VALUE
                                                                                                     SHARES       (NOTE 2)
                                                                                                   ----------   ------------
SHORT-TERM INVESTMENTS HELD AS
  COLLATERAL FOR LOANED SECURITIES -- 11.4%
  BlackRock Liquidity Funds TempFund Portfolio .................................................   10,998,653   $ 10,998,653
  Institutional Money Market Trust .............................................................    9,641,541      9,641,541
                                                                                                                ------------

  TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
    (Cost $20,640,194)(4) ......................................................................                  20,640,194
                                                                                                                ------------

TOTAL INVESTMENTS -- 110.7% (COST $193,187,484)(2)(3) .......................................................    200,039,099
LIABILITIES IN EXCESS OF OTHER ASSETS -- (10.7)% ............................................................    (19,282,471)
                                                                                                                ------------
NET ASSETS -- 100.0% ........................................................................................   $180,756,628
                                                                                                                ============

----------
+    Although certain  securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser.
++   Denotes a Variable or Floating or Step Rate Note.  Variable or Floating or Step Rate Notes are instruments  whose rates change periodically. The rates shown are the interest rates as of December 31, 2009.
@    Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule
     144A of the  Securities  Act of 1933, as amended,  and may be sold only to dealers in the program or other  "accredited investors." Unless otherwise indicated, security is considered liquid.
(1)  Security partially or fully on loan.
(2)  At December 31, 2009, the market value of securities on loan for the Short/Intermediate Bond Fund was $20,193,372.
(3)  The cost for Federal  income tax purposes is  $193,187,484.  At December  31, 2009,  net  unrealized  appreciation  was
     $6,851,615.  This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $7,673,455 and aggregate gross  unrealized  depreciation  for all securities for which there was an excess of tax cost over market value of $821,840.
(4)  See Note 5 in Notes to Financial Statements.
G.O. - General Obligation
PLC - Public Limited Company


The following  table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Note 2 in the Notes to Financial Statements):

                                                                                                    LEVEL 2        LEVEL 3
                                                                     TOTAL           LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                                   VALUE AT          QUOTED       OBSERVABLE    UNOBSERVABLE
                                                               DECEMBER 31, 2009     PRICES         INPUTS         INPUTS
                                                               -----------------   -----------   ------------   ------------
INVESTMENTS IN SECURITIES:
   Corporate Debt ..........................................      $ 94,828,199     $        --   $ 94,828,199        $ --
   Mortgage-Backed Securities ..............................         7,482,655              --      7,482,655          --
   U.S. Treasury and Agency Obligations ....................        74,754,256              --     74,754,256          --
   Municipal Securities ....................................           727,957              --        727,957          --
   Short-Term Investments ..................................        22,246,032      22,246,032             --          --
                                                                  ------------     -----------   ------------        ----
      Total ................................................      $200,039,099     $22,246,032   $177,793,067        $ --
                                                                  ============     ===========   ============        ====


                          The accompanying notes are an integral part of the financial statements.

                                                             24

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
BROAD MARKET BOND FUND
----------------------
  INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED)
  (Showing Percentage of Net Assets)
============================================================================================================================

                                                                                    MOODY'S/S&P     PRINCIPAL       VALUE
                                                                                      RATINGS+       AMOUNT       (NOTE 2)
                                                                                   -------------   ----------   ------------
CORPORATE BONDS -- 65.8%
 CONSUMER DISCRETIONARY -- 7.8%
  Anheuser-Busch InBev Worldwide, Inc. 144A,
    7.75%, 01/15/19@ ...........................................................      NR, BBB+     $  650,000   $    761,017
  Anheuser-Busch InBev Worldwide, Inc. 144A,
    8.20%, 01/15/39@ ...........................................................     Baa2, BBB+       500,000        632,250
  Comcast Cable Communications Holdings, Inc.,
    8.38%, 03/15/13 ............................................................     Baa2, BBB+       896,000      1,032,816
  Comcast Corp., 5.70%, 07/01/19 ...............................................     Baa1, BBB+       400,000        419,618
  Royal Caribbean Cruises Ltd., 7.00%, 06/15/13 ................................      Ba3, BB-        300,000        299,250
  Time Warner, Inc., 5.50%, 11/15/11 ...........................................     Baa2, BBB        600,000        637,006
  Time Warner Entertainment Co., LP,
    8.88%, 10/01/12 ............................................................     Baa2, BBB        300,000        344,365
  Time Warner Entertainment Co., LP,
    8.38%, 03/15/23 ............................................................     Baa2, BBB        900,000      1,066,132
                                                                                                                ------------
                                                                                                                   5,192,454
                                                                                                                ------------
 CONSUMER STAPLES -- 1.9%
  General Mills, Inc., 5.65%, 02/15/19 .........................................     Baa1, BBB+       500,000        530,275
  Kraft Foods, Inc., 5.25%, 10/01/13 ...........................................      Baa2, A-        400,000        422,694
  Kraft Foods, Inc., 6.13%, 02/01/18 ...........................................      Baa2, A-        300,000        315,463
                                                                                                                ------------
                                                                                                                   1,268,432
                                                                                                                ------------
 ENERGY -- 7.9%
  Anadarko Petroleum Corp., 8.70%, 03/15/19 ....................................     Baa3, BBB-       400,000        497,566
  Chesapeake Energy Corp., 9.50%, 02/15/15 .....................................      Ba3, BB         400,000        439,000
  Kinder Morgan Energy Partners LP,
    7.13%, 03/15/12 ............................................................     Baa2, BBB        500,000        545,229
  Marathon Oil Corp., 6.80%, 03/15/32 ..........................................     Baa1, BBB+     1,700,000      1,802,751
  Sunoco, Inc., 9.63%, 04/15/15 ................................................     Baa2, BBB-       550,000        654,550
  Transocean, Inc., 5.25%, 03/15/13 ............................................     Baa2, BBB+       250,000        267,910
  Valero Energy Corp., 4.75%, 04/01/14 .........................................     Baa3, BBB        785,000        801,547
  Weatherford International Ltd., 5.15%, 03/15/13 ..............................     Baa1, BBB+       200,000        209,446
                                                                                                                ------------
                                                                                                                   5,217,999
                                                                                                                ------------
 FINANCIALS -- 22.1%
  American Express Co., 4.88%, 07/15/13 ........................................      A3, BBB+        650,000        678,197
  American Honda Finance Corp. 144A,
    4.63%, 04/02/13@ ...........................................................       A1, A+         750,000        770,587
  Bank of America Corp., 7.63%, 06/01/19 .......................................       A2, A          500,000        578,423
  Bank of New York Mellon Corp. (The),
    4.95%, 11/01/12 ............................................................      Aa2, AA-        600,000        646,187
  Bank One Corp., 8.00%, 04/29/27 ..............................................       Aa3, A         425,000        514,149
  BlackRock, Inc., 5.00%, 12/10/19 .............................................       A1, A+         500,000        491,341
  Caterpillar Financial Services Corp.,
    5.75%, 02/15/12 ............................................................       A2, A        1,000,000      1,079,395


                          The accompanying notes are an integral part of the financial statements.

                                                             25

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
BROAD MARKET BOND FUND
----------------------
 INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                                                    MOODY'S/S&P     PRINCIPAL       VALUE
                                                                                      RATINGS+       AMOUNT       (NOTE 2)
                                                                                   -------------   ----------   ------------
CORPORATE BONDS -- (CONTINUED)
  FINANCIALS -- (CONTINUED)
    Devon Financing Corp., 6.88%, 09/30/11 .....................................     Baa1, BBB+    $  750,000   $    814,736
    Ford Motor Credit Co., LLC, 7.88%, 06/15/10 ................................       B1, B-         400,000        406,043
    General Electric Capital Corp., 3.75%, 11/14/14 ............................      Aa2, AA+        400,000        399,302
    Goldman Sachs Group, Inc. (The), 7.50%, 02/15/19 ...........................       A1, A          750,000        874,352
    John Deere Capital Corp., 4.90%, 09/09/13 ..................................       A2, A          425,000        456,860
    JPMorgan Chase & Co., 4.65%, 06/01/14 ......................................      Aa3e, A+        500,000        526,719
    MetLife, Inc., 5.00%, 06/15/15 .............................................       A2, A-         400,000        420,712
    Morgan Stanley, 4.75%, 04/01/14 ............................................       A1, A-       1,000,000      1,005,747
    Simon Property Group LP, 5.75%, 12/01/15 ...................................       A3, A-         500,000        509,876
    SLM Corp., 4.50%, 07/26/10 .................................................     Baa1, BBB-       300,000        298,925
    Swiss Bank Corp., 7.38%, 06/15/17 ..........................................       Aa1, A       1,400,000      1,470,727
    Textron Financial Corp., 5.13%, 02/03/11 ...................................     Baa3, BB+        625,000        630,932
    Wachovia Corp., 7.57%, 08/01/26++ ..........................................       A1, A+         591,000        641,091
    Wells Fargo & Co., 5.13%, 09/01/12 .........................................      Aa2, A+         700,000        736,000
    Wells Fargo Financial, Inc., 5.50%, 08/01/12 ...............................      Aa2, AA-        400,000        428,134
    Westpac Banking Corp., 4.88%, 11/19/19 .....................................      Aa1, AA         250,000        246,751
                                                                                                                ------------
                                                                                                                  14,625,186
                                                                                                                ------------
  HEALTH CARE -- 2.5%
    Merck & Co., Inc., 4.38%, 02/15/13 .........................................      Aa3, AA-        325,000        342,154
    Pfizer, Inc., 5.35%, 03/15/15 ..............................................      Aa2, AA         500,000        546,452
    Roche Holdings, Inc. 144A, 4.50%, 03/01/12@ ................................      A2, AA-         500,000        525,159
    United Health Group, Inc., 6.00%, 06/15/17 .................................      Baa1, A-        250,000        261,642
                                                                                                                ------------
                                                                                                                   1,675,407
                                                                                                                ------------
  INDUSTRIALS -- 11.0%
    Allied Waste North America, Inc., 6.38%, 04/15/11 ..........................     Baa3, BBB        500,000        521,971
    Allied Waste North America, Inc., 6.88%, 06/01/17 ..........................     Baa3, BBB        300,000        318,375
    CSX Corp., 7.90%, 05/01/17 .................................................     Baa3, BBB-     1,414,000      1,637,951
    GATX Corp., 4.75%, 10/01/12 ................................................     Baa1, BBB+       250,000        255,284
    General Electric Co., 5.00%, 02/01/13 ......................................      Aa2, AA+        700,000        740,572
    Honeywell International, Inc., 5.00%, 02/15/19 .............................       A2, A          750,000        776,600
    Ingersoll-Rand Co., 6.02%, 02/15/28 ........................................      A3, BBB+        900,000        961,326
    Textron, Inc., 6.20%, 03/15/15 .............................................     Baa3, BBB-       500,000        520,413
    The Boeing Co., 5.00%, 03/15/14 ............................................       A2, A          750,000        807,412
    Tyco Electronics Group SA, 6.00%, 10/01/12 .................................     Baa2, BBB-       400,000        424,401
    United Technologies Corp., 6.35%, 03/01/11 .................................       A2, A          300,000        317,962
                                                                                                                ------------
                                                                                                                   7,282,267
                                                                                                                ------------
  INFORMATION TECHNOLOGY -- 1.6%
    Electronic Data Systems LLC, 6.00%, 08/01/13 ...............................       A2, A          300,000        331,626
    Electronic Data Systems LLC, 7.45%, 10/15/29 ...............................       A2, A          600,000        709,979
                                                                                                                ------------
                                                                                                                   1,041,605
                                                                                                                ------------


                          The accompanying notes are an integral part of the financial statements.

                                                             26

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
BROAD MARKET BOND FUND
----------------------
  INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                                                    MOODY'S/S&P     PRINCIPAL       VALUE
                                                                                      RATINGS+       AMOUNT       (NOTE 2)
                                                                                   -------------   ----------   ------------

CORPORATE BONDS -- (CONTINUED)
 MATERIALS -- 3.4%
  Alcoa, Inc., 5.72%, 02/23/19 .................................................     Baa1, BBB-    $  550,000   $    531,756
  Dow Chemical Co. (The), 4.85%, 08/15/12 ......................................     Baa3, BBB-       750,000        788,221
  Vulcan Materials Co., 1.50%, 12/15/10++ ......................................      Baa2, BBB       500,000        499,435
  Weyerhaeuser Co., 6.75%, 03/15/12 ............................................     Ba1, BBB-        400,000        423,790
                                                                                                                ------------
                                                                                                                   2,243,202
                                                                                                                ------------
 TELECOMMUNICATION SERVICES -- 1.7%
  Verizon Global Funding Corp., 7.25%, 12/01/10 ................................       A3, A          540,000        570,659
  Verizon New Jersey, Inc., 5.88%, 01/17/12 ....................................      Baa1, A         500,000        532,722
                                                                                                                ------------
                                                                                                                   1,103,381
                                                                                                                ------------
 UTILITIES -- 5.9%
  CMS Energy Corp., 6.55%, 07/17/17 ............................................      Ba1, BB+        300,000        296,268
  Florida Power Corp., 6.35%, 09/15/37 .........................................       A2, A-         425,000        460,635
  Illinois Power Co., 9.75%, 11/15/18 ..........................................     Baa1, BBB        600,000        746,082
  Nevada Power Co., 8.25%, 06/01/11 ............................................     Baa3, BBB      1,000,000      1,080,954
  Oklahoma Gas & Electric Co., 6.65%, 07/15/27 .................................      A2, BBB+        565,000        595,592
  PECO Energy Corp., 4.75%, 10/01/12 ...........................................       A2, A-         670,000        714,461
                                                                                                                ------------
                                                                                                                   3,893,992
                                                                                                                ------------
  TOTAL CORPORATE BONDS (COST $41,216,307) ..................................................................     43,543,925
                                                                                                                ------------
MUNICIPAL BONDS -- 1.1%
 CALIFORNIA -- 1.1%
  California State G.O. Unltd. Bonds,
    7.50%, 04/01/34 ............................................................       A2, A          800,000        776,488
                                                                                                                ------------
  TOTAL MUNICIPAL BONDS (COST $846,365) .....................................................................        776,488
                                                                                                                ------------
 MORTGAGE-BACKED SECURITIES -- 5.6%
  Federal Home Loan Mortgage Corporation Notes, 3159 PB,
    6.00%, 01/15/29 ............................................................                      700,000        727,762
  Federal Home Loan Mortgage Corporation Notes, Pool E00530,
    6.00%, 01/01/13 ............................................................                       13,930         14,716
  Federal Home Loan Mortgage Corporation Notes, Pool G01625,
    5.00%, 11/01/33 ............................................................                      394,232        405,895
  Federal Home Loan Mortgage Corporation Notes, Pool G02390,
    6.00%, 09/01/36 ............................................................                      175,056        186,106
  Federal Home Loan Mortgage Corporation Notes, Pool G08097,
    6.50%, 11/01/35 ............................................................                      118,556        127,114
  Federal Home Loan Mortgage Corporation Notes, Pool M80842,
    3.50%, 08/01/10 ............................................................                       81,096         82,028


                          The accompanying notes are an integral part of the financial statements.

                                                             27

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
BROAD MARKET BOND FUND
----------------------
 INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                                                                    PRINCIPAL       VALUE
                                                                                                     AMOUNT       (NOTE 2)
                                                                                                   ----------   ------------
MORTGAGE-BACKED SECURITIES -- (CONTINUED)
  Federal Home Loan Mortgage Corporation Notes, Pool M80865,
    7 Yr. Balloon, 4.50%, 11/01/10 .............................................................   $  202,407   $    206,707
  Federal National Mortgage Association Notes, 2005-29 WC,
    4.75%, 04/25/35 ............................................................................      142,178        146,512
  Federal National Mortgage Association Notes, Pool 254833,
    4.50%, 08/01/18 ............................................................................      101,868        106,178
  Federal National Mortgage Association Notes, Pool 256515,
    6.50%, 12/01/36 ............................................................................      265,060        284,443
  Federal National Mortgage Association Notes, Pool 256639,
    5.00%, 02/01/27 ............................................................................      283,068        292,940
  Federal National Mortgage Association Notes, Pool 256752,
    6.00%, 06/01/27 ............................................................................      247,569        264,258
  Federal National Mortgage Association Notes, Pool 629603,
    5.50%, 02/01/17 ............................................................................       79,302         84,318
  Federal National Mortgage Association Notes, Pool 745412,
    5.50%, 12/01/35 ............................................................................      281,994        295,462
  Federal National Mortgage Association Notes, Pool 838891,
    6.00%, 07/01/35 ............................................................................      452,951        481,968
                                                                                                                ------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $3,534,737) .........................................................     3,706,407
                                                                                                                ------------

U.S. AGENCY OBLIGATIONS -- 13.3%
  FEDERAL HOME LOAN BANKS NOTES -- 5.6%
    Federal Home Loan Banks Notes, 5.75%, 05/15/12 .............................................      800,000        878,670
    Federal Home Loan Banks Notes, 4.50%, 11/15/12 .............................................    1,000,000      1,072,919
    Federal Home Loan Banks Notes, 4.50%, 09/16/13 .............................................      300,000        323,865
    Federal Home Loan Banks Notes, 5.25%, 06/18/14 .............................................      800,000        888,729
    Federal Home Loan Banks Notes, 5.50%, 08/13/14(1) ..........................................      500,000        560,969
                                                                                                                ------------
                                                                                                                   3,725,152
                                                                                                                ------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 0.8%
    Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15 ..............................      500,000        532,592
                                                                                                                ------------
                                                                                                                     532,592
                                                                                                                ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 6.9%
    Federal National Mortgage Association Notes, 4.88%, 12/15/16 ...............................      800,000        865,491
    Federal National Mortgage Association Notes, 5.00%, 02/13/17 ...............................    1,000,000      1,085,497
    Federal National Mortgage Association Notes, 5.00%, 05/11/17 ...............................    1,000,000      1,086,201
    Federal National Mortgage Association Notes, 6.25%, 05/15/29 ...............................      900,000      1,029,193
    Federal National Mortgage Association Notes, 7.25%, 05/15/30 ...............................      400,000        511,487
                                                                                                                ------------
                                                                                                                   4,577,869
                                                                                                                ------------
    TOTAL U.S. AGENCY OBLIGATIONS (COST $8,388,093) .........................................................      8,835,613
                                                                                                                ------------


                          The accompanying notes are an integral part of the financial statements.

                                                             28

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
BROAD MARKET BOND FUND
----------------------
 INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                                                                    PRINCIPAL       VALUE
                                                                                                     AMOUNT       (NOTE 2)
                                                                                                   ----------   ------------
U.S. TREASURY OBLIGATIONS -- 11.3%
  U.S. TREASURY BONDS -- 7.1%
    U.S. Treasury Bonds, 7.50%, 11/15/16 .......................................................   $  300,000   $    378,070
    U.S. Treasury Bonds, 8.88%, 02/15/19 .......................................................    1,130,000      1,578,469
    U.S. Treasury Bonds, 7.13%, 02/15/23 .......................................................      525,000        673,312
    U.S. Treasury Bonds, 6.00%, 02/15/26 .......................................................      300,000        350,953
    U.S. Treasury Bonds, 6.38%, 08/15/27 .......................................................      450,000        549,563
    U.S. Treasury Bonds, 6.25%, 05/15/30 .......................................................      500,000        610,781
    U.S. Treasury Bonds, 5.38%, 02/15/31 .......................................................      500,000        552,500
                                                                                                                ------------
                                                                                                                   4,693,648
                                                                                                                ------------
  U.S. TREASURY NOTES -- 4.2%
    U.S. Treasury Notes, 3.13%, 04/30/13 .......................................................      400,000        416,750
    U.S. Treasury Notes, 4.25%, 11/15/13(1) ....................................................      800,000        864,250
    U.S. Treasury Notes, 4.50%, 02/15/16(1) ....................................................      500,000        539,336
    U.S. Treasury Notes, 2.63%, 04/30/16(1) ....................................................    1,000,000        968,984
                                                                                                                ------------
                                                                                                                   2,789,320
                                                                                                                ------------
    TOTAL U.S. TREASURY OBLIGATIONS (COST $6,831,269) ........................................................     7,482,968
                                                                                                                ------------

                                                                                                     SHARES
                                                                                                   ----------
PREFERRED STOCK -- 0.4%
  FINANCIALS -- 0.4%
    Wachovia Capital Trust IX, 6.375% ..........................................................       12,000        264,120
                                                                                                                ------------
    TOTAL PREFERRED STOCK (COST $300,000) ...................................................................        264,120
                                                                                                                ------------
SHORT-TERM INVESTMENTS -- 1.5%
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Series ........................      488,649        488,649
    BlackRock Liquidity Funds TempFund Portfolio - Institutional Series ........................      488,648        488,648
                                                                                                                ------------
    TOTAL SHORT-TERM INVESTMENTS (COST $977,297) ............................................................        977,297
                                                                                                                ------------


                          The accompanying notes are an integral part of the financial statements.

                                                             29

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
BROAD MARKET BOND FUND
----------------------
 INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                                                                                    VALUE
                                                                                                     SHARES        (NOTE 2)
                                                                                                   ----------   ------------
SHORT-TERM INVESTMENTS HELD
  AS COLLATERAL FOR LOANED SECURITIES -- 4.0%
  BlackRock Liquidity Funds TempFund Portfolio .................................................    1,396,766   $  1,396,766
  Institutional Money Market Trust .............................................................    1,224,420      1,224,420
                                                                                                                ------------
  TOTAL SHORT-TERM INVESTMENTS HELD AS
   COLLATERAL FOR LOANED SECURITIES
   (COST $2,621,186)(4) .....................................................................................      2,621,186
                                                                                                                ------------
TOTAL INVESTMENTS -- 103.0% (COST $64,715,254)(2)(3) ........................................................     68,208,004
LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.0)% .............................................................     (2,011,127)
                                                                                                                ------------
NET ASSETS -- 100.0% ........................................................................................   $ 66,196,877
                                                                                                                ============

----------
+    Although certain  securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser.

++   Denotes a Variable  or  Floating  Rate Note.  Variable  or  Floating  Rate Notes are  instruments  whose  rates  change periodically. The rates shown are the interest rates as of December 31, 2009.

@    Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule
     144A of the  Securities  Act of 1933, as amended,  and may be sold only to dealers in the program or other  "accredited investors." Unless otherwise indicated, security is considered liquid.

(1)  Security partially or fully on loan.

(2)  At December 31, 2009, the market value of securities on loan for the Broad Market Bond Fund was $2,566,359.

(3)  The cost for Federal  income tax purposes is  $64,715,254.  At December  31,  2009,  net  unrealized  appreciation  was
     $3,492,750.  This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,811,464,  and aggregate gross unrealized  depreciation for all securities for which there was an excess of tax cost over market value of $318,714.

(4)  See Note 5 in Notes to Financial Statements.

The following  table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Note 2 in the Notes to Financial Statements):

                                                                                                    LEVEL 2        LEVEL 3
                                                                     TOTAL           LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                                   VALUE AT          QUOTED       OBSERVABLE    UNOBSERVABLE
                                                               DECEMBER 31, 2009     PRICES         INPUTS         INPUTS
                                                               -----------------   -----------   ------------   ------------

INVESTMENTS IN SECURITIES:
   Corporate Debt ..........................................      $43,543,925       $       --    $43,543,925        $ --
   Mortgage-Backed Securities ..............................        3,706,407               --      3,706,407          --
   U.S. Treasury and Agency Obligations ....................       16,318,581               --     16,318,581          --
   Municipal Securities ....................................          776,488               --        776,488          --
   Preferred Stocks ........................................          264,120          264,120             --          --
   Short-Term Investments ..................................        3,598,483        3,598,483             --          --
                                                                  -----------       ----------    -----------        ----
      Total ................................................      $68,208,004       $3,862,603    $64,345,401        $ --
                                                                  ===========       ==========    ===========        ====


                          The accompanying notes are an integral part of the financial statements.

                                                             30

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
 INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED)
 (Showing Percentage of Net Assets)
============================================================================================================================

                                                                                     MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                       RATINGS+      AMOUNT       (NOTE 2)
                                                                                     -----------   ----------   ------------
MUNICIPAL BONDS -- 94.3%
 ALABAMA -- 8.6%
  Alabama 21st Century Auth., 5.75%, 12/01/19 ....................................     Baa1, A-    $  750,000   $    764,280
  Alabama 21st Century Auth. Tobacco Settlement Rev. Bonds, 5.75%, 12/01/17 ......     Baa1, A-       465,000        477,253
  Alabama Housing Fin. Auth. Single Family Mtge. Rev. Bonds, Ser. A-1, (GNMA/FNMA),
    5.00%, 10/01/14 ..............................................................     Aaa, NR         85,000         85,251
  Alabama State Brd. of Educ. Calhoun Community College Rev. Bonds, (AMBAC),
    5.00%, 05/01/15 ..............................................................      A2, NR        500,000        545,670
  Alabama Water Poll. Cntrl. Auth. Rev. Bonds, Ser. B, (AMBAC), 4.50%, 08/15/10 ..      NR, NR        250,000        250,565
  Birmingham, AL Airport Auth. Rev. Bond Ref.-AMT, (AMBAC), 5.00%, 07/01/12(2) ...      A2, A       2,370,000      2,437,426
  East Alabama Health Care Auth. Ser. A, 5.25%, 09/01/36++ .......................      NR, A         200,000        199,162
  Jefferson Cnty., AL, 5.25%, 02/01/12 ...........................................     Aa3, AAA       200,000        192,578
  Jefferson Cnty., AL, 5.25%, 02/01/16 ...........................................     Aa3, AAA        25,000         23,837
  Jefferson Cnty., AL, 5.50%, 01/01/21 ...........................................     Aa3, AAA     2,300,000      2,253,586
  Jefferson Cnty., AL, 5.00%, 04/01/21 ...........................................     Baa1, A      3,455,000      2,436,811
  Jefferson Cnty., AL Sewer Rev. Bonds, (FSA), 5.25%, 02/01/11 ...................     AA3, AAA       250,000        246,935
  Mobile, AL Industrial Development Board VRDB Ser. A, 4.75%, 06/01/34++ .........      A2, A         500,000        524,060
  Trussville, AL G.O. Ltd. Bonds, (NATL-RE), 4.60%, 10/01/13 .....................      A1, NR        165,000        170,321
  Univ. of Alabama at Birmingham Hospital Rev. Bonds, Ser. A, 5.00%, 09/01/15 ....      A1, A+        500,000        537,875
  Univ. of Alabama at Birmingham Hospital Rev. Bonds, Ser. A, 5.75%, 09/01/22++ ..      A1, A+      1,000,000      1,073,880
                                                                                                                ------------
                                                                                                                  12,219,490
                                                                                                                ------------

 ARIZONA -- 1.0%
  Greenlee Cnty., AZ School Dist. G.O. Unltd. Bonds, 5.00%, 07/01/10 .............     Baa3, NR       150,000        149,846
  Greenlee Cnty., AZ School Dist. G.O. Unltd. Bonds, 5.00%, 07/01/13 .............     Baa3, NR       200,000        218,130
  Tucson, AZ Certificate Participation Bonds, Public Improvements, Ser. A,
    (NATL-RE), 5.00%, 07/01/21 ...................................................      A1, A+      1,000,000      1,046,740
                                                                                                                ------------
                                                                                                                   1,414,716
                                                                                                                ------------



                          The accompanying notes are an integral part of the financial statements.

                                                             31

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
 INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                                                     MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                       RATINGS+      AMOUNT       (NOTE 2)
                                                                                     -----------   ----------   ------------
 CALIFORNIA -- 18.4%
  ABAG Fin. Auth. for Nonprofit Coros, California Rev. Bonds (Windemere Ranch
    Financing Prog.), Ser. A, (CIFG), 5.00%, 09/02/20 ............................     NR, BBB     $1,340,000   $  1,265,751
  ABAG Fin. Auth. for Nonprofit Coros, California Rev. Bonds (Windemere Ranch
    Financing Prog.), Ser. A, (CIFG), 5.00%, 09/02/21 ............................     NR, BBB      3,660,000      3,437,765
  California Health Facilities Fin. Auth. Rev. Bonds, 5.13%, 07/01/22 ............      A2, A       1,000,000      1,011,660
  California Health Facilities Fin. Auth. Ser. H, 4.45%, 07/01/26++ ..............      A2, A         510,000        527,141
  California Infrastructure & Economic Dev. Rev. Bonds, 5.00%, 10/01/18 ..........     Aa2, AA+       365,000        393,809
  California State Public Works Brd., 5.00%, 12/01/19 ............................     Baa2, NR     2,000,000      1,989,660
  California State Public Works Brd. Lease. Rev. Bonds (Dept. Health Services -
    Richmond Lab), Ser. B, (XLCA), 5.00%, 11/01/23 ...............................     BAA2, A-       960,000        917,722
  California State Public Works Brd. Ref. Rev. Bonds, Ser. D, (NATL-RE),
    5.25%, 10/01/11 ..............................................................     BAA1, AA       150,000        158,775
  California State School Imps. Ref. G.O. Bonds, 5.25%, 02/01/14 .................     BAA1, A        585,000        642,330
  California Statewide Communities Development Auth., 5.00%, 06/15/13 ............     Baa1, A      4,000,000      4,252,920
  Glendale, CA Univ. School Dist. G.O. Bonds, Ser. C, (FSA), 5.50%, 09/01/15 .....     AA3, AAA       125,000        127,269
  Lancaster, CA Redev. Agency Tax Allocation Ref. Bonds, (XCLA),
    5.25%, 12/01/20 ..............................................................      NR, A         400,000        402,380
  Palm Desert, CA Fin. Auth., (NATL-RE) Ser.1A, 5.00%, 04/01/25 ..................      A3, A         500,000        469,265
  Redwood City, CA Elementary School Dist. G.O. Bonds, (FGIC), 5.50%, 08/01/14 ...      NR, A+        125,000        140,120
  Sacramento City Financing Auth. Ser. B, 5.40%, 11/01/20 ........................      A2, A       4,000,000      4,202,240
  San Francisco, CA City & Cnty., International Airport Rev. Bonds, (AMBAC)
    Ser. A, 5.25%, 01/01/19(2) ...................................................     A3, BBB+     1,540,000      1,498,097
  San Jose, CA Redevelopment Agency Tax Allocation (Merged Area Redev. Proj.)
    Ser. C (NATL-RE), 5.00%, 08/01/24 ............................................      A3, A       1,655,000      1,564,256
  State of California, 5.00%, 12/01/22 ...........................................     Baa1, A      2,000,000      2,011,500
  Tulare Cnty., CA Ctfs. Participation Ref. Bonds, (NATL-RE), 5.00%, 08/15/10 ....      A3, NR         50,000         51,240
  Univ. of CA Rev. Bonds, Ser. H, (NATL-RE), 5.00%, 05/15/18 .....................     Aa1, AA        490,000        526,480
  Visalia, CA Cert. Participation Ref. Bonds, (NATL-RE), 5.00%, 12/01/18 .........     Baa1, A+       500,000        531,060
                                                                                                                ------------
                                                                                                                  26,121,440
                                                                                                                ------------



                          The accompanying notes are an integral part of the financial statements.

                                                             32

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
 INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                                                     MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                       RATINGS+      AMOUNT       (NOTE 2)
                                                                                     -----------   ----------   ------------
 COLORADO -- 3.0%
  Denver, CO Convention Center Hotel Auth. Ref. Bonds, (XLCA), 5.25%, 12/01/21 ...    Baa3, BBB-   $1,000,000   $    944,100
  Denver, CO Convention Center Hotel Auth. Ref. Bonds, (XLCA), 5.13%, 12/01/24 ...    Baa3, BBB-    3,065,000      2,772,201
  Denver, CO X Ref. Bonds, (XLCA), 5.00%, 11/15/23 ...............................      A1, A+        500,000        522,405
                                                                                                                ------------
                                                                                                                   4,238,706
                                                                                                                ------------

 CONNECTICUT -- 0.8%
  Bristol, CT Resource Recovery Rev. Bonds (Solid Waste Oper. Committee), (AMBAC),
    5.00%, 07/01/14 ..............................................................      A1, A+      1,000,000      1,099,110
                                                                                                                ------------
                                                                                                                   1,099,110
                                                                                                                ------------

 DELAWARE -- 1.3%
  Delaware State Economic Dev. Auth. Ref. Rev. Bonds, (Delmarva Power Poll.
    Cntrl. Proj.), Ser. 2001C, (AMBAC), 4.90%, 05/01/26++ ........................    Baa2, BBB       250,000        251,030
  Delaware State Economic Dev. Auth. Rev. Bonds, (Student Housing Univ. ..........
    Courtyard), (RADIAN), 5.38%, 08/01/11 ........................................      NR, NR        170,000        175,593
  Delaware State Health Facilities Auth., 5.25%, 06/01/10 ........................    Baa1, BBB+      250,000        251,670
  Delaware State Health Facilities Auth. Ser. A, 5.50%, 06/01/24 .................    Baa1, BBB+    1,250,000      1,230,400
                                                                                                                ------------
                                                                                                                   1,908,693
                                                                                                                ------------

 FLORIDA -- 2.4%
  Florida State Division of Bond Finance (Dept. Environmental Preservation)
    Ser. 2000-A (AMBAC), 5.00%, 07/01/12 .........................................     A1, AA-      1,750,000      1,752,747
  Florida State Turnpike Auth. Ser. B, (AMBAC), 5.00%, 07/01/10 ..................     Aa3, AA-       100,000        102,261
  Lakeland, FL Energy Sys. Rev. Bonds, (NATL-RE), 5.50%, 10/01/14 ................      A1, A+        455,000        483,474
  Osceola Cnty., FL School Brd. Cert. Participation Four Corners Charter School
    Bonds, Ser. A, (NATL-RE), 5.80%, 08/01/15 ....................................     Baa1, NR       100,000        103,971
  Reedy Creek, FL Impt. Dist. Utilities Rev. Bonds, Ser. 1, (NATL-RE),
    5.25%, 10/01/14 ..............................................................      A3, A         900,000        973,008
                                                                                                                ------------
                                                                                                                   3,415,461
                                                                                                                ------------

 GEORGIA -- 1.3%
  Atlanta, GA Auth. Rev. Bonds, Ser. A, (FGIC), 5.88%, 01/01/16 ..................      A1, A+      1,370,000      1,386,111



                          The accompanying notes are an integral part of the financial statements.

                                                             33

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
 INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                                                     MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                       RATINGS+      AMOUNT       (NOTE 2)
                                                                                     -----------   ----------   ------------
 GEORGIA -- (Continued)
  Clayton Cnty., GA Dev. Auth. Rev. Bonds, Ser. A, (NATL-RE), 5.00%, 08/01/18 ....     Aa3, AA     $  465,000   $    502,451
                                                                                                                ------------
                                                                                                                   1,888,562
                                                                                                                ------------

 ILLINOIS -- 5.2%
  Chicago IL, Board of Educ., 5.00%, 12/01/21 ....................................    Aa3, AAA      3,000,000      3,159,870
  Chcago IL, Board of Educ. Ref. - Ded. Revs Bonds, Ser. B, (AMBAC),
    5.00%, 12/01/21 ..............................................................     A1, AA-      1,000,000      1,041,400
  Chicago, IL Water Rev. Sr. Lien Bonds, (AMBAC), 5.75%, 11/01/11 ................     Aa3, AA        200,000        209,714
  Illinois Finance Auth. Rev. Bonds Ser. B, (FSA), 5.25%, 01/01/22 ...............     Aa3, NR      2,830,000      2,971,075
                                                                                                                ------------
                                                                                                                   7,382,059
                                                                                                                ------------

 INDIANA -- 3.5%
  Blackford Cnty., IN Industrial Sch. Bldg. Corp. Rev. Ref. Bond, First Mortgage,
    Ser. A, (NATL-RE), 5.00%, 07/15/17 ...........................................    Baa1, AA+     1,755,000      1,911,020
  Indiana Finance Auth. Health System Rev. Bonds, 5.00%, 11/01/21 ................     Aa3, NR      2,000,000      2,039,880
  Indiana Health Facility Fin. Auth. Ser. A, 5.00%, 11/01/27++ ...................    Aa2, AA-      1,000,000      1,055,340
                                                                                                                ------------
                                                                                                                   5,006,240
                                                                                                                ------------

 KANSAS -- 0.6%
  Butler & Sedgwick Cnty., KS Univ. School Dist. G.O. Unltd. Bonds, (FSA),
    6.00%, 09/01/14 ..............................................................    Aa3, AAA        500,000        590,370
  Topeka, KS G.O. Bonds (College Hill Pub. Imps.) Ser. A, (NATL-RE),
    5.50%, 08/15/14 ..............................................................     Aa3, NR        275,000        293,139
                                                                                                                ------------
                                                                                                                     883,509
                                                                                                                ------------

 LOUISIANA -- 0.3%
  Louisiana State Citizens Prop. Ins. Corp. Rev. Bonds, Pub. Imps., (AMBAC),
    5.00%, 06/01/15 ..............................................................    Baa2, A-        435,000        451,434
                                                                                                                ------------
                                                                                                                     451,434
                                                                                                                ------------

 MARYLAND -- 0.4%
  Maryland Health & Higher Educ. Fac. Auth., Johns Hopkins Health Systems,
    5.00%, 05/15/42++ ............................................................     A1, A+         550,000        583,781
                                                                                                                ------------
                                                                                                                     583,781
                                                                                                                ------------



                          The accompanying notes are an integral part of the financial statements.

                                                             34

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
 INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                                                     MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                       RATINGS+      AMOUNT       (NOTE 2)
                                                                                     -----------   ----------   ------------
 MASSACHUSETTS -- 0.5%
  Massachusetts State Dev. Fin. Agency Rev. Bond (Univ. of MA, Visual &
    Performing Arts Proj.), 6.00%, 08/01/16 ......................................     A2, NR      $  310,000   $    352,591
  Massachusetts State Housing Fin. Agency VRDB Rev. Bonds,
    4.00%, 12/01/10++,(2) ........................................................     Aa2, AA         85,000         85,365
  Massachusetts State Special Oblig. Rev. Bonds (Federal Highway Grant Auth.),
    Ser. A, (FSA), 5.00%, 12/15/12 ...............................................     Aaa, NR        275,000        302,093
                                                                                                                ------------
                                                                                                                     740,049
                                                                                                                ------------

 MICHIGAN -- 2.0%
  Detroit, MI Water Utility Imps. Rev. Bonds, Ser. A, (FSA), 5.00%, 07/01/23 .....    Aa3, AAA        550,000        564,696
  Fowlerville, MI Community Schools Dist. G.O. Bonds, (FGIC), 5.00%, 05/01/15 ....    Aa3, AA-        650,000        714,721
  Michigan State Hosp. Fin. Auth. Ref. Bonds, 5.00%, 07/15/21 ....................      A2, A       1,600,000      1,509,088
                                                                                                                ------------
                                                                                                                   2,788,505
                                                                                                                ------------

 MINNESOTA -- 0.6%
  St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev. Bonds,
    5.00%, 05/15/12 ..............................................................    Baa1, BBB        85,000         87,411
  St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev. Bonds,
    5.00%, 05/15/13 ..............................................................    Baa1, BBB       225,000        232,137
  St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev. Bonds,
    5.00%, 05/15/15 ..............................................................    Baa1, BBB       270,000        276,607
  St. Paul, MN Housing & Redev. Auth. Health Care Fac. Rev. Bonds,
    5.00%, 05/15/16 ..............................................................    Baa1, BBB       300,000        304,386
                                                                                                                ------------
                                                                                                                     900,541
                                                                                                                ------------

 MISSISSIPPI -- 0.2%
  Warren Cnty., MS Gulf Opportunity Zone Rev. Bonds Ser. A, 6.50%, 09/01/32 ......    Baa3, BBB       250,000        256,283
                                                                                                                ------------
                                                                                                                     256,283
                                                                                                                ------------

 MISSOURI -- 1.2%
  Kansas City, MO Special Fac. Rev. Bonds Overhaul Base Proj.,
    4.00%, 09/01/10(2) ...........................................................     A2, AA-        540,000        550,973
  Kansas City, MO Special Fac. Rev. Bonds, MCI Overhaul Base Proj.,
    4.00%, 09/01/11(2) ...........................................................     A2, AA-        465,000        469,655
  Truman State Univ., MO Housing Sys. Rev. Bonds, (AMBAC), 5.00%, 06/01/15 .......     A2, NR         615,000        659,224
                                                                                                                ------------
                                                                                                                   1,679,852
                                                                                                                ------------



                          The accompanying notes are an integral part of the financial statements.

                                                             35

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
 INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                                                     MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                       RATINGS+      AMOUNT       (NOTE 2)
                                                                                     -----------   ----------   ------------
 NEVADA -- 1.4%
  Clark Cnty., NV, (AMBAC), 5.00%, 11/01/25 ......................................     Aa1, AA+    $1,000,000   $  1,039,740
  Nevada State G.O. Unref. Bal. Bonds Dist No. 64-A, 5.13%, 09/01/10 .............     Aa2, AA+        20,000         20,059
  Nevada State Highway Imp. Rev. Bonds (Motor Vehicle Fuel Tax), (FGIC),
    5.50%, 12/01/11 ..............................................................     Aa3, AA+       250,000        270,160
  North Las Vegas, NV Ref. Bonds Ser. 60-B, 5.00%, 12/01/16 ......................      NR, NR        755,000        708,734
                                                                                                                ------------
                                                                                                                   2,038,693
                                                                                                                ------------

 NEW HAMPSHIRE -- 0.7%
  New Hampshire Business Fin. Auth., (NATL-RE) Ser. C, 5.45%, 05/01/21 ...........      A3, A       1,000,000      1,036,140
                                                                                                                ------------
                                                                                                                   1,036,140
                                                                                                                ------------

 NEW JERSEY -- 3.9%
  Camden Cnty., Impt. Auth., 5.00%, 02/15/12 .....................................    Baa3, BBB       500,000        502,455
  Camden Cnty., NJ Impt. Auth. Cooper Health Sys. Oblig. Group A,
    5.00%, 02/15/15 ..............................................................    Baa3, BBB     1,090,000      1,065,954
  Camden Cnty., NJ Impt. Auth. Cooper Health Sys. Oblig. Group B,
    5.00%, 02/15/15 ..............................................................    Baa3, BBB     2,435,000      2,381,284
  New Jersey Economic Development Auth. Rev. Bonds, (RADIAN), 5.50%, 06/15/16 ....     Baa2, NR       200,000        205,192
  New Jersey Health Care Fac. Fin. Auth., (Hackensack Univ. Medical Center),
    5.13%, 01/01/21 ..............................................................     Baa1, NR       600,000        617,214
  New Jersey State Educ. Fac. Auth. Ref. Bonds Ser. A, 5.00%, 07/01/19 ...........    Baa2, BBB+      775,000        801,885
                                                                                                                ------------
                                                                                                                   5,573,984
                                                                                                                ------------

 NEW YORK -- 6.5%
  Cattaraugus Cnty., NY Industrial Dev. Agency (Olean Gen. Hosp. Proj.) Ser. A,
    5.25%, 08/01/23 ..............................................................      NR, A+        525,000        525,184
  New York City Health & Hospital Corp. Rev. (Health System) Ser. A (FSA),
    5.00%, 02/15/13 ..............................................................      A1, A+      2,755,000      2,966,529
  New York City Ind. Dev. Agency Ref. Bonds, 5.00%, 01/01/13(2) ..................     A3, BBB+       700,000        728,315
  New York City Ser. E-1, 6.00%, 10/15/23 ........................................     Aa3, AA        750,000        867,847
  New York State Thruway Auth., NY Highway Improv. Rev. Bonds, (AMBAC) Ser. F,
    5.00%, 01/01/25 ..............................................................      A1, A+      1,000,000      1,057,760
  New York State Urban Dev. Corp., 5.00%, 01/01/17 ...............................     A1, AA-        500,000        519,425
  New York Tobacco Sett. Fund. Corp. Rev. Bonds, Ser. A-1, 5.50%, 06/01/14 .......     A1, AA-        115,000        115,137
  New York, NY G.O. Bonds, Ser. E, 5.25%, 08/01/12 ...............................     Aa3, AA        250,000        274,405



                          The accompanying notes are an integral part of the financial statements.

                                                             36

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
 INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                                                     MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                       RATINGS+      AMOUNT       (NOTE 2)
                                                                                     -----------   ----------   ------------
 NEW YORK -- (CONTINUED)
  New York, NY Pub. Imps. G.O. Bonds, Ser. D1, 5.00%, 12/01/21 ...................     Aa3, AA     $1,000,000   $  1,071,350
  Tobacco Settlement Fin. Auth., Ser. B-1C, 5.50%, 06/01/14 ......................     A1, AA-         75,000         75,089
  Tobacco Settlement Fin. Auth., Ser. C-1, (FGIC), 5.50%, 06/01/20 ...............     A1, AA-      1,000,000      1,060,630
                                                                                                                ------------
                                                                                                                   9,261,671
                                                                                                                ------------

 NORTH CAROLINA -- 2.8%
  Charlotte, NC Airport Rev. Bonds, Ser. B, (NATL-RE), 5.25%, 07/01/11(2) ........     A1, A+       1,000,000      1,010,770
  Univ. of North Carolina Sys. Pool Rev., (NATL-RE), 5.00%, 10/01/23 .............     A1, A+       2,725,000      2,915,914
                                                                                                                ------------
                                                                                                                   3,926,684
                                                                                                                ------------

OHIO -- 3.2%
  Dayton-Montgomery Cnty., OH Port. Auth. Dev. Rev. Dayton Regl. Bond Ser. A,
    5.13%, 05/15/22(2) ...........................................................     NR, NR       2,315,000      1,844,916
  Lorain Cnty., OH Hosp. Rev. Bonds, (Catholic Healthcare Partners), Ser. A,
    5.63%, 10/01/16 ..............................................................     A1, AA-        500,000        518,560
  Lorain Cnty., OH Hosp. Rev. Bonds (Catholic Healthcare Partners) Ser. A,
    5.63%, 10/01/13 ..............................................................     A1, AA-        800,000        841,568
  Ohio State Air Quality Dev. Auth. Rev. (Pollution Control Proj.) Ser. D,
    4.75%, 08/01/29++ ............................................................    Baa1, BBB     1,250,000      1,314,125
                                                                                                                ------------
                                                                                                                   4,519,169
                                                                                                                ------------

 OREGON -- 0.2%
  Portland, OR Urban Renewal & Redev. Ref. Bonds, Ser. A, (FGIC),
    5.00%, 06/15/17 ..............................................................     A3, NR         320,000        337,261
                                                                                                                ------------
                                                                                                                     337,261
                                                                                                                ------------

 PENNSYLVANIA -- 6.0%
  Cumberland Cnty., Municipal Auth. Ser. Q1- AI, 2.75%, 11/01/39++ ...............      NR, A         400,000        402,372
  Pennsylvania State Economic Dev. Fin. Auth. Facs. Rev. (Exelon Generation),
    5.00%, 12/01/42++ ............................................................     A3, BBB        600,000        628,866
  Pennsylvania State Higher Educ. Facs. Auth. Rev. Bonds
    (Philadelphia College of Osteopathic Medicine), 5.00%, 12/01/16 ..............     NR, A+       1,560,000      1,606,472
  Pennsylvania State Higher Educ. Facs. Auth. Rev. Bonds,
    (Philadelphia College of Osteopathic Medicine), 5.00%, 12/01/17 ..............     NR, A+         500,000        508,865



                          The accompanying notes are an integral part of the financial statements.

                                                             37

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
 INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                                                     MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                       RATINGS+      AMOUNT       (NOTE 2)
                                                                                     -----------   ----------   ------------
 PENNSYLVANIA -- (CONTINUED)
  Pennsylvania State Pub. School Bldg. Auth. Rev. Bonds, (FGIC),
    5.25%, 11/01/15 ..............................................................      NR, AA     $  545,000   $    595,505
  Philadelphia, PA Airport Rev. Bonds Ser. A, (NATL-RE), 5.00%, 06/15/18(2) ......      A2, A+        600,000        594,690
  Philadelphia, PA Airport Rev. Bonds, (FGIC), Ser. B, 5.50%, 06/15/18(2) ........      A2, A+      1,350,000      1,376,784
  Philadelphia, PA Auth. For Indl. Dev. Rev. Bonds Ser. A, 4.90%, 05/01/17 .......     NR, BBB-       285,000        255,825
  Philadelphia, PA G.O. Bonds, (CIFG), 5.00%, 08/01/23 ...........................    Baa1, BBB     1,000,000        995,090
  Philadelphia, PA Redev. Auth. For Neighborhood Transformation. Rev. Bonds
    Ser. A, 5.50%, 04/15/20 ......................................................     Baa1, A        925,000        925,111
  Philadelphia, PA School District Ref. Bonds, Ser. A, (AMBAC),
    5.00%, 08/01/17 ..............................................................     Aa3, A+        600,000        624,810
  Pittsburgh, PA Stadium Auth. Lease Rev. Bonds, 6.50%, 04/01/11 .................     Aaa, AAA        55,000         55,726
                                                                                                                ------------
                                                                                                                   8,570,116
                                                                                                                ------------

 PUERTO RICO -- 0.4%
  Puerto Rico Pub. Impt. Ser. A, 5.50%, 07/01/21 .................................    Baa3, BBB-      250,000        253,613
  The Childrens Trust Fund, Puerto Rico, Tobacco Settlement Rev. Bonds,
    5.75%, 07/01/14 ..............................................................     NR, AAA        250,000        256,600
                                                                                                                ------------
                                                                                                                     510,213
                                                                                                                ------------

 SOUTH DAKOTA -- 0.7%
  South Dakota Health & Educ. Fac. Auth., 5.00%, 11/01/12 ........................     A1, AA-      1,000,000      1,061,720
                                                                                                                ------------
                                                                                                                   1,061,720
                                                                                                                ------------

 TEXAS -- 9.9%
  Cedar Park, TX Utility Sys. Rev. Bonds, (NATL-RE), 5.00%, 08/15/18 .............      A2, AA        400,000        422,352
  Corpus Christi, TX Utility Sys. Rev. Bonds, Ser. A, (AMBAC), 5.00%, 07/15/18 ...      A2, A+        500,000        523,045
  Dallas-Fort Worth International Airport Fac. Improv. Corp Jt Ser A, (FGIC),
    6.00%, 11/01/28(2) ...........................................................      A1, A+      5,000,000      5,009,150
  Howard Cnty., TX Jr. College District, (AMBAC), 5.00%, 02/15/26 ................      NR, A       2,810,000      2,946,791
  Katy, TX Indpt. School Dist. G.O. Bonds, (PSF-GTD), 5.50%, 02/15/15 ............     Aaa, AAA       175,000        182,564
  North Texas Tollway Auth. First Tier Ser. L-2, 6.00%, 01/01/38++ ...............      A2, A-      1,900,000      2,065,034
  North Texas Tollway Auth., 5.00%, 01/01/42++ ...................................      A2, A-      2,000,000      2,125,780
  Port Arthur, TX Independent School District G.O. Bonds, (AMBAC),
    5.00%, 02/15/22 ..............................................................      A3, A         170,000        178,561



                          The accompanying notes are an integral part of the financial statements.

                                                             38

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
 INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                                                     MOODY'S/S&P    PRINCIPAL       VALUE
                                                                                       RATINGS+      AMOUNT       (NOTE 2)
                                                                                     -----------   ----------   ------------
 TEXAS -- (CONTINUED)
  Tarrant Cnty., TX Cultural Educ. Fac. Finance Corp. Ser. A, 5.00%, 02/15/20 ....     Aa3, AA-    $  100,000   $    102,154
  Tarrant Cnty., TX Cultural Educ. Fac. Finance Corp. Ser. A, 5.00%, 02/15/22 ....     Aa3, AA-       345,000        348,681
  Univ. of Texas Ref. Rev. Bonds, Ser. A, 6.25%, 07/01/13 ........................     Aaa, AAA        60,000         65,074
  Univ. of Texas Ref. Rev. Bonds, Ser. A, 6.25%, 07/01/13 ........................     Aaa, AAA        85,000         97,878
                                                                                                                ------------
                                                                                                                  14,067,064
                                                                                                                ------------

UTAH -- 0.4%
  Salt Lake Cnty., UT Sales Tax Rev. Bonds, 5.00%, 08/01/17 ......................     NR, AAA        500,000        556,080
                                                                                                                ------------
                                                                                                                     556,080
                                                                                                                ------------

 WASHINGTON -- 6.5%
  Klickitat Cnty., WA Public Utility District No. 1 Ser. B, (FGIC),
    5.25%, 12/01/22 ..............................................................      A3, NR      2,000,000      2,062,920
  Seattle, WA Muni. Light & Power Ref. Rev. Bonds, (FSA), 5.00%, 07/01/10 ........     Aa2, AAA       350,000        350,808
  Washington Health Care Fac. Auth. Group Health Coop., (RADIAN),
    5.00%, 12/01/25 ..............................................................     NR, BBB+     1,000,000        899,320
  Washington Health Care Fac. Auth., (RADIAN), 5.00%, 12/01/23 ...................     NR, BBB+     1,570,000      1,444,117
  Washington State Econ. Dev. Fin. Auth. Biomedical Resh Properties II, (NATL-RE),
    5.25%, 06/01/21 ..............................................................     Aa2, AA+     1,000,000      1,075,440
  Washington State Econ. Dev. Fin. Auth. Biomedical Resh Properties II, (NATL-RE),
    5.00%, 06/01/23 ..............................................................     Aa2, AA+     3,240,000      3,441,982
                                                                                                                ------------
                                                                                                                   9,274,587
                                                                                                                ------------

 WEST VIRGINIA -- 0.2%
  West Virginia State Bldg. Ref. Rev. Bonds, Ser. A, (AMBAC), 5.38%, 07/01/18 ....      NR, NR        250,000        267,105
                                                                                                                ------------
                                                                                                                     267,105
                                                                                                                ------------

 WISCONSIN -- 0.2%
  Sheboygan, WI Pollution Ctrl. Rev. Bonds, (FGIC), 5.00%, 09/01/15 ..............      A2, A-        200,000        218,256
  Wisconsin State Trans. Rev. Ref. Bonds, Ser.1, (AMBAC), 5.75%, 07/01/14 ........     Aa3, AA+       105,000        115,254
                                                                                                                ------------
                                                                                                                     333,510
                                                                                                                ------------
  TOTAL MUNICIPAL BONDS (COST $133,789,215) .................................................................    134,312,428
                                                                                                                ------------



                          The accompanying notes are an integral part of the financial statements.

                                                             39
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

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
MUNICIPAL BOND FUND
-------------------
 INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                                                                                    VALUE
                                                                                                     SHARES       (NOTE 2)
                                                                                                   ----------   ------------
SHORT-TERM INVESTMENTS -- 4.6%
  BlackRock Liquidity Funds MuniCash Portfolio - Institutional Series ..........................    3,267,299   $  3,267,299
  BlackRock Liquidity Funds MuniFund Portfolio - Institutional Series ..........................    3,267,299      3,267,299
                                                                                                                ------------
  TOTAL SHORT-TERM INVESTMENTS (COST $6,534,598) ............................................................      6,534,598
                                                                                                                ------------
TOTAL INVESTMENTS -- 98.9% (COST $140,323,813)(1) ...........................................................    140,847,026
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1% ...............................................................      1,505,142
                                                                                                                ------------
NET ASSETS -- 100.0% ........................................................................................   $142,352,168
                                                                                                                ============

----------
+    Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser.

++   Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2009.

(1)  The cost for federal income tax purposes is $140,323,813. At December 31, 2009, net unrealized appreciation was
     $523,213. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,788,532 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,265,319.

(2)  Security is subject to the Alternative Minimum Tax.

AMBAC - Credit rating enhanced by guaranty or insurance from AMBAC Indemnity Corp.
CIFG - Credit rating enhanced by guaranty or insurance from CIFG.
FGIC - Credit rating enhanced by guaranty or insurance from Financial Guaranty Insurance Corp.
FSA - Credit rating enhanced by guaranty or insurance from Financial Security Assurance.
LOC - Letter of Credit
PSF-GTD - Public School Fund Guarantee
RADIAN - Credit rating enhanced by guaranty or insurance from Radian Asset Assurance, Inc.
VRDB - Variable Rate Demand Bonds
XLCA - Credit rating enhanced by guaranty or insurance from XL Capital Assurance.

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Note 2 in the Notes to Financial Statements):

                                                                                                    LEVEL 2        LEVEL 3
                                                                      TOTAL           LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                                     VALUE AT         QUOTED      OBSERVABLE    UNOBSERVABLE
                                                                DECEMBER 31, 2009     PRICES        INPUTS         INPUTS
                                                                -----------------   ----------   ------------   ------------
INVESTMENTS IN SECURITIES:
  Municipal Securities ......................................      $134,312,428     $       --   $134,312,428       $ --
  Short-Term Investments ....................................         6,534,598      6,534,598             --         --
                                                                   ------------     ----------   ------------       ----
    Total ...................................................      $140,847,026     $6,534,598   $134,312,428       $ --
                                                                   ============     ==========   ============       ====



                          The accompanying notes are an integral part of the financial statements.

                                                             40

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 FINANCIAL STATEMENTS
============================================================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009 (Unaudited)

                                                                                     SHORT/
                                                                                 INTERMEDIATE-
                                                                                   TERM BOND     BROAD MARKET     MUNICIPAL
                                                                                      FUND         BOND FUND      BOND FUND
                                                                                 -------------   ------------   ------------
ASSETS:
Investment in securities, at fair value* .....................................    $200,039,099    $68,208,004   $140,847,026
Receivable for fund shares sold ..............................................         110,041         80,662        261,348
Interest and dividends receivable ............................................       2,243,549        896,332      1,840,359
Other assets .................................................................          17,914         16,351         16,148
                                                                                  ------------    -----------   ------------
Total assets .................................................................     202,410,603     69,201,349    142,964,881
                                                                                  ------------    -----------   ------------

LIABILITIES:
Obligation to return securities lending collateral ...........................      20,640,194      2,621,186             --
Payable for fund shares redeemed .............................................         288,453         70,547         52,134
Dividend payable .............................................................         602,457        250,144        463,590
Accrued advisory fee .........................................................          54,244         19,898         42,458
Other accrued expenses .......................................................          68,627         42,697         54,531
                                                                                  ------------    -----------   ------------
Total liabilities ............................................................      21,653,975      3,004,472        612,713
                                                                                  ------------    -----------   ------------
NET ASSETS ...................................................................    $180,756,628    $66,196,877   $142,352,168
                                                                                  ============    ===========   ============

NET ASSETS CONSIST OF:
Paid-in capital ..............................................................    $173,527,581    $62,605,414   $141,165,739
Undistributed (distribution in excess of) net investment income ..............         (38,695)         7,661           (105)
Accumulated net realized gain on investments .................................         416,127         91,052        663,321
Net unrealized appreciation of investments ...................................       6,851,615      3,492,750        523,213
                                                                                  ------------    -----------   ------------
NET ASSETS ...................................................................    $180,756,628    $66,196,877   $142,352,168
                                                                                  ============    ===========   ============

NET ASSETS BY SHARE CLASS:
Institutional Shares .........................................................    $179,534,633    $63,778,636   $142,194,868
A Shares .....................................................................       1,221,995      2,418,241        157,300
                                                                                  ------------    -----------   ------------
                                                                                  $180,756,628    $66,196,877   $142,352,168
                                                                                  ============    ===========   ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING:
($0.01 par value, unlimited authorized shares):
Institutional Shares .........................................................      17,055,314      6,405,698     10,948,473
A Shares .....................................................................         117,216        242,814         12,113

NET ASSET VALUE PER SHARE:
Institutional Shares (net asset value (NAV), offering and redemption price) ..    $      10.53    $      9.96   $      12.99
                                                                                  ------------    -----------   ------------

A Shares (net asset value (NAV) and redemption price) ........................    $      10.43    $      9.96   $      12.99
                                                                                  ------------    -----------   ------------

A Shares (public offering price -- NAV / 0.98) ...............................    $      10.64    $     10.16   $      13.26
                                                                                  ------------    -----------   ------------

----------
*Investments at cost .........................................................    $193,187,484    $64,715,254   $140,323,813



                          The accompanying notes are an integral part of the financial statements.

                                                             41

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 FINANCIAL STATEMENTS -- CONTINUED
============================================================================================================================

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2009 (Unaudited)

                                                                                     SHORT/
                                                                                 INTERMEDIATE-
                                                                                   TERM BOND     BROAD MARKET     MUNICIPAL
                                                                                      FUND         BOND FUND      BOND FUND
                                                                                 -------------   ------------   ------------
INVESTMENT INCOME:
 Interest and dividends ......................................................     $4,003,806     $1,748,356     $3,088,837
 Securities lending ..........................................................          7,363          1,453             --
                                                                                   ----------     ----------     ----------
 Total investment income .....................................................      4,011,169      1,749,809      3,088,837
                                                                                   ----------     ----------     ----------
EXPENSES:
 Advisory fees ...............................................................        304,128        116,722        253,160
 Administration fees .........................................................         13,324          5,108         11,083
 Sub-administration and accounting fees ......................................         60,487         32,975         57,689
 Custody fees ................................................................         10,789          5,977          9,443
 Transfer agent fees .........................................................         31,378         12,345         25,434
 Distribution fees - A Shares ................................................          1,014          2,432            202
 Professional fees ...........................................................         24,849         21,507         21,094
 Reports to shareholders .....................................................         10,086          8,550          9,639
 Registration fees ...........................................................         13,963         14,910         15,420
 Trustees' fees ..............................................................         15,486         15,486         15,486
 Compliance services .........................................................          4,533          4,534          4,534
 Other .......................................................................          8,359          5,826          7,685
                                                                                   ----------     ----------     ----------
 Total expenses before fee waivers ...........................................        498,396        246,372        430,869
 Sub-administration and accounting fees waived ...............................             --         (1,553)            --
                                                                                   ----------     ----------     ----------
 Total expenses, net .........................................................        498,396        244,819        430,869
                                                                                   ----------     ----------     ----------
 Net investment income .......................................................      3,512,773      1,504,990      2,657,968
                                                                                   ----------     ----------     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments ............................................        776,369        427,767        869,585
 Net change in unrealized appreciation on investments ........................      1,669,564      1,481,684      3,203,959
                                                                                   ----------     ----------     ----------
 Net gain on investments .....................................................      2,445,933      1,909,451      4,073,544
                                                                                   ----------     ----------     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........................     $5,958,706     $3,414,441     $6,731,512
                                                                                   ==========     ==========     ==========



                          The accompanying notes are an integral part of the financial statements.

                                                             42

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 FINANCIAL STATEMENTS -- CONTINUED

============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   SHORT/INTERMEDIATE-TERM
                                                                                                          BOND FUND
                                                                                                 ---------------------------
                                                                                                    FOR THE
                                                                                                   SIX-MONTH      FOR THE
                                                                                                 PERIOD ENDED       YEAR
                                                                                                 DECEMBER 31,      ENDED
                                                                                                     2009         JUNE 30,
                                                                                                  (UNAUDITED)       2009
                                                                                                 ------------   ------------

INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .....................................................................   $  3,512,773   $  6,552,228
   Net realized gain from investments ........................................................        776,369      2,155,369
   Net change in unrealized appreciation on investments ......................................      1,669,564      3,247,677
                                                                                                 ------------   ------------
Net increase in net assets resulting from operations .........................................      5,958,706     11,955,274
                                                                                                 ------------   ------------

Distributions to shareholders from:
   Net investment income:
      Institutional Shares ...................................................................     (3,497,667)    (6,525,121)
      A Shares ...............................................................................        (15,106)       (12,357)
   Net realized gains:
      Institutional Shares ...................................................................     (1,787,022)            --
      A Shares ...............................................................................        (12,503)            --
                                                                                                 ------------   ------------
Total distributions ..........................................................................     (5,312,298)    (6,537,478)
                                                                                                 ------------   ------------

Fund share transactions (Note 6):
   Proceeds from shares sold:
      Institutional Shares ...................................................................     51,320,428     55,314,486
      A Shares ...............................................................................      1,121,359        472,450
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ...................................................................      3,087,325      3,661,748
      A Shares ...............................................................................         21,745         12,610
   Cost of shares redeemed:
      Institutional Shares ...................................................................    (28,453,998)   (77,816,543)
      A Shares ...............................................................................       (264,356)      (297,016)
                                                                                                 ------------   ------------

Net increase (decrease) in net assets from Fund share transactions ...........................     26,832,503    (18,652,265)
                                                                                                 ------------   ------------
Total increase (decrease) in net assets ......................................................     27,478,911    (13,234,469)

NET ASSETS:
   Beginning of Period .......................................................................    153,277,717    166,512,186
                                                                                                 ------------   ------------
   End of Period .............................................................................   $180,756,628   $153,277,717
                                                                                                 ============   ============

Distributions in excess of net investment income .............................................   $    (38,695)  $    (38,695)
                                                                                                 ------------   ------------



                          The accompanying notes are an integral part of the financial statements.

                                                             43
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

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 FINANCIAL STATEMENTS -- CONTINUED

============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         BROAD MARKET
                                                                                                          BOND FUND
                                                                                                 ---------------------------
                                                                                                    FOR THE
                                                                                                   SIX-MONTH       FOR THE
                                                                                                 PERIOD ENDED       YEAR
                                                                                                 DECEMBER 31,       ENDED
                                                                                                     2009         JUNE 30,
                                                                                                  (UNAUDITED)       2009
                                                                                                 ------------   ------------

INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .....................................................................   $ 1,504,990    $  3,124,382
   Net realized gain from investments ........................................................       427,767       1,355,233
   Net change in unrealized appreciation on investments ......................................     1,481,684         764,926
                                                                                                 -----------    ------------
Net increase in net assets resulting from operations .........................................     3,414,441       5,244,541
                                                                                                 -----------    ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ...................................................................    (1,463,846)     (3,099,023)
      A Shares ...............................................................................       (41,144)        (21,010)
   Net realized gains:
      Institutional Shares ...................................................................    (1,448,216)             --
      A Shares ...............................................................................       (54,711)             --
                                                                                                 -----------    ------------
Total distributions ..........................................................................    (3,007,917)     (3,120,033)
                                                                                                 -----------    ------------

Fund share transactions (Note 6):
   Proceeds from shares sold:
      Institutional Shares ...................................................................     4,540,970      17,603,832
      A Shares ...............................................................................     1,015,392       1,510,393
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ...................................................................     2,060,992       2,144,905
      A Shares ...............................................................................        84,167          20,491
   Cost of shares redeemed:
      Institutional Shares ...................................................................    (6,475,531)    (27,125,297)
      A Shares ...............................................................................      (134,157)        (96,935)
                                                                                                 -----------    ------------

Net increase (decrease) in net assets from Fund share transactions ...........................     1,091,833      (5,942,611)
                                                                                                 -----------    ------------
Total increase (decrease) in net assets ......................................................     1,498,357      (3,818,103)

NET ASSETS:
   Beginning of Period .......................................................................    64,698,520      68,516,623
                                                                                                 -----------    ------------
   End of Period .............................................................................   $66,196,877    $ 64,698,520
                                                                                                 ===========    ============

Undistributed net investment income ..........................................................   $     7,661    $      7,661
                                                                                                 -----------    ------------



                          The accompanying notes are an integral part of the financial statements.

                                                             44

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 FINANCIAL STATEMENTS -- CONTINUED

============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                          MUNICIPAL
                                                                                                          BOND FUND
                                                                                                 ---------------------------
                                                                                                    FOR THE
                                                                                                   SIX-MONTH       FOR THE
                                                                                                 PERIOD ENDED       YEAR
                                                                                                 DECEMBER 31,       ENDED
                                                                                                     2009         JUNE 30,
                                                                                                  (UNAUDITED)       2009
                                                                                                 ------------   ------------

INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .....................................................................   $  2,657,968   $  5,045,406
   Net realized gain from investments ........................................................        869,585        232,979
   Net change in unrealized appreciation (depreciation) on investments .......................      3,203,959     (1,788,857)
                                                                                                 ------------   ------------
Net increase in net assets resulting from operations .........................................      6,731,512      3,489,528
                                                                                                 ------------   ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ...................................................................     (2,655,203)    (5,043,240)
      A Shares ...............................................................................         (2,765)        (2,166)
   Net realized gains:
      Institutional Shares ...................................................................       (286,188)      (473,383)
      A Shares ...............................................................................           (317)           (55)
                                                                                                 ------------   ------------
Total distributions ..........................................................................     (2,944,473)    (5,518,844)
                                                                                                 ------------   ------------

Fund share transactions (Note 6):
   Proceeds from shares sold:
      Institutional Shares ...................................................................     34,245,812     60,574,330
      A Shares ...............................................................................             --        151,280
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ...................................................................        948,323      2,449,676
      A Shares ...............................................................................             33            480
   Cost of shares redeemed:
      Institutional Shares ...................................................................    (31,854,613)   (60,192,503)
      A Shares ...............................................................................        (11,356)            --
                                                                                                 ------------   ------------

Net increase in net assets from Fund share transactions ......................................      3,328,199      2,983,263
                                                                                                 ------------   ------------
Total increase in net assets .................................................................      7,115,238        953,947

NET ASSETS:
   Beginning of Period .......................................................................    135,236,930    134,282,983
                                                                                                 ------------   ------------
   End of Period .............................................................................   $142,352,168   $135,236,930
                                                                                                 ============   ============

Distributions in excess of net investment income .............................................   $       (105)  $       (105)
                                                                                                 ------------   ------------



                          The accompanying notes are an integral part of the financial statements.

                                                             45

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS

============================================================================================================================

     The  following  tables  include  selected data for a share  outstanding  throughout  each period and other  performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming  reinvestment of all dividends and  distributions).  This information should be read in conjunction with the financial statements and notes thereto.

                                                           FOR THE
                                                          SIX-MONTH
                                                        PERIOD ENDED
                                                        DECEMBER 31,               FOR THE YEARS ENDED JUNE 30,
                                                            2009       ----------------------------------------------------
                                                         (UNAUDITED)     2009       2008       2007       2006       2005
                                                        ------------   --------   --------   --------   --------   --------

SHORT/INTERMEDIATE-TERM BOND FUND --
   INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ..............    $  10.46      $  10.08   $   9.88   $   9.77   $  10.23   $  10.18
                                                         --------      --------   --------   --------   --------   --------

INVESTMENT OPERATIONS:
   Net investment income ............................        0.22          0.45       0.45       0.45       0.41       0.37
   Net realized and unrealized gain (loss) on
      investments ...................................        0.18          0.38       0.20       0.11      (0.44)      0.08
                                                         --------      --------   --------   --------   --------   --------

      Total from investment operations ..............        0.40          0.83       0.65       0.56      (0.03)      0.45
                                                         --------      --------   --------   --------   --------   --------

DISTRIBUTIONS:
   From net investment income .......................       (0.22)        (0.45)     (0.45)     (0.45)     (0.41)     (0.37)
   From net realized gains ..........................       (0.11)           --         --         --      (0.02)     (0.03)
                                                         --------      --------   --------   --------   --------   --------
      Total distributions ...........................       (0.33)        (0.45)     (0.45)     (0.45)     (0.43)     (0.40)
                                                         --------      --------   --------   --------   --------   --------
NET ASSET VALUE -- END OF PERIOD ....................    $  10.53      $  10.46   $  10.08   $   9.88   $   9.77   $  10.23
                                                         ========      ========   ========   ========   ========   ========

TOTAL RETURN ........................................        3.76%**       8.47%      6.65%      5.78%     (0.25)%     4.50%

RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:(1)
   Expenses:
      Including expense limitations .................        0.57%*        0.60%      0.59%      0.57%      0.64%      0.65%
   Excluding expense limitations ....................        0.57%*        0.60%      0.59%      0.57%      0.65%      0.65%
   Net investment income ............................        4.04%*        4.43%      4.45%      4.52%      4.13%      3.60%
   Portfolio turnover rate ..........................          17%**         34%        22%        57%        35%        33%
Net assets at end of period
   (000 omitted) ....................................    $179,535      $152,927   $166,361   $144,387   $132,913   $108,828

----------
*    Annualized.
**   Not annualized.
(1)  Prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder  structure. The expense and net investment income ratios include expenses  allocated from the master fund, WT Investment Trust  I--Short/Intermediate  Bond Series
     (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the
     Fund no longer operates in a master-feeder structure.


                          The accompanying notes are an integral part of the financial statements.

                                                             46

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS -- CONTINUED

============================================================================================================================

                                                           FOR THE
                                                          SIX-MONTH
                                                        PERIOD ENDED
                                                        DECEMBER 31,               FOR THE YEARS ENDED JUNE 30,
                                                            2009       ----------------------------------------------------
                                                         (UNAUDITED)     2009       2008       2007       2006       2005
                                                        ------------   --------   --------   --------   --------   --------

SHORT/INTERMEDIATE-TERM BOND FUND -- A SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ..............     $10.36        $ 9.98     $ 9.78     $ 9.67     $10.13     $10.08
                                                          ------        ------     ------     ------     ------     ------

INVESTMENT OPERATIONS:
   Net investment income ............................       0.20          0.42       0.42       0.42       0.38       0.34
   Net realized and unrealized gain (loss) on
      investments ...................................       0.18          0.38       0.20       0.11      (0.44)      0.08
                                                          ------        ------     ------     ------     ------     ------

      Total from investment operations ..............       0.38          0.80       0.62       0.53      (0.06)      0.42
                                                          ------        ------     ------     ------     ------     ------
DISTRIBUTIONS:
   From net investment income .......................      (0.20)        (0.42)     (0.42)     (0.42)     (0.38)     (0.34)
   From net realized gains ..........................      (0.11)           --         --         --      (0.02)     (0.03)
                                                          ------        ------     ------     ------     ------     ------
      Total distributions ...........................      (0.31)        (0.42)     (0.42)     (0.42)     (0.40)     (0.37)
                                                          ------        ------     ------     ------     ------     ------
NET ASSET VALUE -- END OF PERIOD ....................     $10.43        $10.36     $ 9.98     $ 9.78     $ 9.67     $10.13
                                                          ======        ======     ======     ======     ======     ======
TOTAL RETURN(1) .....................................       3.64%**       8.25%      6.40%      5.53%     (0.56)%     4.26%
RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:(2)
   Expenses:
      Including expense limitations .................       0.82%*        0.85%      0.84%      0.82%      0.89%      0.91%
      Excluding expense limitations .................       0.82%*        0.85%      0.84%      0.82%      0.90%      6.46%
   Net investment income ............................       3.73%*        4.21%      4.20%      4.26%      3.80%      3.36%
   Portfolio turnover rate ..........................         17%**         34%        22%        57%        35%        33%
Net assets at end of period (000 omitted) ...........     $1,222        $  351     $  151     $  169     $  164     $  247

----------
*    Annualized.
**   Not annualized.
(1)  Total return does not reflect the impact of the maximum  front-end sales load of 2.00%. If reflected,  the return would be lower.
(2)  Prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder  structure. The expense and net investment income ratios include expenses  allocated from the master fund, WT Investment Trust  I--Short/Intermediate  Bond Series
     (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the
     Fund no longer operates in a master-feeder structure.



                          The accompanying notes are an integral part of the financial statements.

                                                             47

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS -- CONTINUED

============================================================================================================================

                                                           FOR THE
                                                          SIX-MONTH
                                                        PERIOD ENDED
                                                        DECEMBER 31,               FOR THE YEARS ENDED JUNE 30,
                                                            2009       ----------------------------------------------------
                                                         (UNAUDITED)     2009       2008       2007       2006       2005
                                                        ------------   --------   --------   --------   --------   --------

BROAD MARKET BOND FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ..............    $  9.89       $  9.62    $  9.57    $  9.41    $ 10.07    $  9.90
                                                         -------       -------    -------    -------    -------    -------
INVESTMENT OPERATIONS:
   Net investment income ............................       0.24          0.44       0.45       0.44       0.41       0.39
   Net realized and unrealized gain (loss) on
      investments ...................................       0.30          0.27       0.12       0.16      (0.54)      0.27
                                                         -------       -------    -------    -------    -------    -------

      Total from investment operations ..............       0.54          0.71       0.57       0.60      (0.13)      0.66
                                                         -------       -------    -------    -------    -------    -------
DISTRIBUTIONS:
   From net investment income .......................      (0.24)        (0.44)     (0.45)     (0.44)     (0.41)     (0.39)
   From net realized gains ..........................      (0.23)           --      (0.07)        --      (0.12)     (0.10)
                                                         -------       -------    -------    -------    -------    -------
      Total distributions ...........................      (0.47)        (0.44)     (0.52)     (0.44)     (0.53)     (0.49)
                                                         -------       -------    -------    -------    -------    -------
NET ASSET VALUE -- END OF PERIOD ....................    $  9.96       $  9.89    $  9.62    $  9.57    $  9.41    $ 10.07
                                                         =======       =======    =======    =======    =======    =======

TOTAL RETURN ........................................       5.37%**       7.56%      6.03%      6.47%     (1.25)%     6.80%
RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:(1)
   Expenses:
      Including expense limitations .................       0.73%*        0.72%      0.71%      0.70%      0.72%      0.72%
      Excluding expense limitations .................       0.73%*        0.72%      0.71%      0.70%      0.73%      0.73%
   Net investment income ............................       4.52%*        4.51%      4.63%      4.60%      4.28%      3.89%
   Portfolio turnover rate ..........................         14%**         40%        26%        33%        31%        43%
Net assets at end of period (000 omitted) ...........    $63,779       $63,232    $68,505    $68,905    $66,729    $66,586

----------
*    Annualized.
**   Not annualized.
(1)  Prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder  structure. The expense and net investment income ratios include  expenses  allocated from the master fund, WT Investment  Trust I--Broad  Market Bond Series (the
     "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.



                          The accompanying notes are an integral part of the financial statements.

                                                             48

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS -- CONTINUED

============================================================================================================================

                                                           FOR THE                                           FOR THE
                                                          SIX-MONTH                                          PERIOD
                                                        PERIOD ENDED                                  DECEMBER 20, 2005(1)
                                                        DECEMBER 31,   FOR THE YEARS ENDED JUNE 30,          THROUGH
                                                            2009       ----------------------------         JUNE 30,
                                                         (UNAUDITED)      2009     2008     2007              2006
                                                        ------------   --------   ------   --------   --------------------
BROAD MARKET BOND FUND -- A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ..............     $ 9.89         $ 9.62   $ 9.58    $ 9.41         $ 9.67
                                                          ------         ------   ------    ------         ------

INVESTMENT OPERATIONS:
   Net investment income ............................       0.22           0.42     0.42      0.42           0.21
   Net realized and unrealized gain (loss) on
      investments ...................................       0.30           0.27     0.11      0.17          (0.26)
                                                          ------         ------   ------    ------         ------

      Total from investment operations ..............       0.52           0.69     0.53      0.59          (0.05)
                                                          ------         ------   ------    ------         ------

DISTRIBUTIONS:
   From net investment income .......................      (0.22)         (0.42)   (0.42)    (0.42)         (0.21)
   From net realized gains ..........................      (0.23)            --    (0.07)       --             --
                                                          ------         ------   ------    ------         ------
      Total distributions ...........................      (0.45)         (0.42)   (0.49)    (0.42)         (0.21)
                                                          ------         ------   ------    ------         ------
NET ASSET VALUE -- END OF PERIOD ....................     $ 9.96         $ 9.89   $ 9.62    $ 9.58         $ 9.41
                                                          ======         ======   ======    ======         ======
TOTAL RETURN(2) .....................................       5.24%**        7.34%    5.64%     6.35%         (0.55)%**

RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .................       0.98%*         1.00%    0.96%     0.95%          0.97%*
      Excluding expense limitations .................       0.98%*         1.01%    0.96%     0.95%          0.99%*
   Net investment income ............................       4.23%*         4.33%    4.37%     4.39%          4.12%*
   Portfolio turnover rate ..........................         14%**          40%      26%       33%            31%(3)
Net assets at end of period (000 omitted) ...........     $2,418         $1,467   $   11    $   11         $   10

----------
*    Annualized.
**   Not annualized.
(1)  Commencement of operations.
(2)  Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.
(3)  Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.



                          The accompanying notes are an integral part of the financial statements.

                                                             49

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS -- CONTINUED

============================================================================================================================

                                                           FOR THE
                                                          SIX-MONTH
                                                        PERIOD ENDED
                                                        DECEMBER 31,               FOR THE YEARS ENDED JUNE 30,
                                                            2009       ----------------------------------------------------
                                                         (UNAUDITED)     2009       2008       2007       2006       2005
                                                        ------------   --------   --------   --------   --------   --------

MUNICIPAL BOND FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ..............    $  12.64      $  12.79   $  12.75   $  12.66   $ 13.00    $ 12.80
                                                         --------      --------   --------   --------   -------    -------

INVESTMENT OPERATIONS:
   Net investment income ............................        0.24          0.50       0.48       0.43      0.40       0.38
   Net realized and unrealized gain (loss) on
      investments ...................................        0.38         (0.10)      0.04       0.09     (0.34)      0.20
                                                         --------      --------   --------   --------   -------    -------

      Total from investment operations ..............        0.62          0.40       0.52       0.52      0.06       0.58
                                                         --------      --------   --------   --------   -------    -------

DISTRIBUTIONS:
   From net investment income .......................       (0.24)        (0.50)     (0.48)     (0.43)    (0.40)     (0.38)
   From net realized gains ..........................       (0.03)        (0.05)        --         --        --         --
                                                         --------      --------   --------   --------   -------    -------
      Total distributions ...........................       (0.27)        (0.55)     (0.48)     (0.43)    (0.40)     (0.38)
                                                         --------      --------   --------   --------   -------    -------
NET ASSET VALUE -- END OF PERIOD ....................    $  12.99      $  12.64   $  12.79   $  12.75   $ 12.66    $ 13.00
                                                         ========      ========   ========   ========   =======    =======
TOTAL RETURN ........................................        4.90%**       3.27%      4.09%      4.15%     0.45%      4.56%

RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:(1)
   Expenses:
      Including expense limitations .................        0.60%*        0.62%      0.61%      0.65%     0.69%      0.75%
      Excluding expense limitations .................        0.60%*        0.62%      0.61%      0.65%     0.69%      0.79%
   Net investment income ............................        3.67%*        3.99%      3.70%      3.37%     3.12%      2.89%
   Portfolio turnover rate ..........................          27%**         19%        37%        56%       45%        38%
Net assets at end of period (000 omitted) ...........    $142,195      $135,073   $134,272   $113,118   $89,424    $65,818

----------
*    Annualized.
**   Not annualized.
(1)  Prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder  structure. The expense and net investment income ratios  include  expenses  allocated  from the master fund, WT Investment  Trust  I--Municipal  Bond Series (the
     "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.



                          The accompanying notes are an integral part of the financial statements.

                                                             50

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS -- CONTINUED

============================================================================================================================

                                                           FOR THE                                           FOR THE
                                                          SIX-MONTH                                          PERIOD
                                                        PERIOD ENDED                                  DECEMBER 20, 2005(1)
                                                        DECEMBER 31,   FOR THE YEARS ENDED JUNE 30,          THROUGH
                                                            2009       ----------------------------         JUNE 30,
                                                         (UNAUDITED)     2009      2008      2007             2006
                                                        ------------   -------   --------   -------   --------------------

MUNICIPAL BOND FUND -- A SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ..............     $12.64        $12.79     $12.75    $12.66        $12.82
                                                          ------        ------     ------    ------        ------

INVESTMENT OPERATIONS:
   Net investment income ............................       0.23          0.47       0.45      0.40          0.20
   Net realized and unrealized gain (loss) on
      investments ...................................       0.38         (0.10)      0.04      0.09         (0.16)
                                                          ------        ------     ------    ------        ------

      Total from investment operations ..............       0.61          0.37       0.49      0.49          0.04
                                                          ------        ------     ------    ------        ------

DISTRIBUTIONS:
   From net investment income .......................      (0.23)        (0.47)     (0.45)    (0.40)        (0.20)
   From net realized gains ..........................      (0.03)        (0.05)        --        --            --
                                                          ------        ------     ------    ------        ------
      Total distributions ...........................      (0.26)        (0.52)     (0.45)    (0.40)        (0.20)
                                                          ------        ------     ------    ------        ------
NET ASSET VALUE -- END OF PERIOD ....................     $12.99        $12.64     $12.79    $12.75        $12.66
                                                          ======        ======     ======    ======        ======
TOTAL RETURN(2) .....................................       4.76%**       3.04%      3.86%     3.92%         0.29%**

RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations .................       0.85%*        0.87%      0.86%     0.90%         0.94%*
      Excluding expense limitations .................       0.85%*        0.87%      0.86%     0.90%         0.95%*
   Net investment income ............................       3.42%*        3.50%      3.48%     3.15%         2.94%*
   Portfolio turnover rate ..........................         27%**         19%        37%       56%           45%(3)
Net assets at end of period (000 omitted) ...........     $  157        $  164     $   11    $   10        $   10

----------
*    Annualized.
**   Not annualized.
(1)  Commencement of operations.
(2)  Total return does not reflect the impact of the maximum  front-end sales load of 2.00%. If reflected,  the return would be lower.
(3)  Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.



                          The accompanying notes are an integral part of the financial statements.

                                                             51

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
============================================================================================================================

1.   DESCRIPTION  OF THE FUND.  WT Mutual Fund (the  "Trust") is  registered  under the  Investment  Company Act of 1940, as amended,  (the "1940 Act") as an open-end management investment company and was organized as a Delaware statutory trust on June 1, 1994.  The Amended and  Restated  Agreement  and  Declaration  of Trust  permits the Board of Trustees  (the
     "Trustees") to establish series of shares,  each of which constitutes a series separate and distinct from the shares of other  series.  As of December 31, 2009,  the Trust offered 12 series,  three of which are included in these  financial statements. The three series included are: Wilmington  Short/Intermediate-Term Bond Fund ("Short/Intermediate-Term Bond
     Fund"),  Wilmington  Broad Market Bond Fund ("Broad Market Bond Fund") and Wilmington  Municipal Bond Fund  ("Municipal
     Bond Fund") (each, a "Fund" and collectively, the "Funds").

     Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend  and  liquidation  rights.  Institutional  Shares are  offered  to  retirement  plans and other  institutional investors.  A Shares are  available to all  investors  and are subject to a Rule 12b-1  distribution  fee and a maximum front-end sales charge of 2.00%.

2.   SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY  VALUATION.  Securities  held by the Funds  which are listed on a  securities  exchange  and for which  market quotations  are available  are valued at the last quoted sale price of the day, or, if there is no such reported  sale, securities  are valued at the mean  between the most recent  quoted bid and ask prices.  Price  information  for listed securities is taken from the exchange  where the security is primarily  traded.  Unlisted  securities  for which market quotations  are readily  available  are valued at the most recent bid prices.  Current  market prices are generally not available for municipal  securities;  current  market prices may also be  unavailable  for other types of  fixed-income securities  held by the Funds.  To determine the value of those  securities,  the Funds may use a pricing  service that takes into account not only  developments  related to the specific  securities,  but also  transactions  in  comparable securities.  Securities with a remaining  maturity of 60 days or less are valued at amortized cost, which  approximates market value,  unless the Trustees  determine  that this does not represent fair value.  Securities  that do not have a readily  available  current market value are valued in good faith by using procedures  adopted by the Trustees.  When a
     Fund uses fair value  pricing to  determine  NAV,  securities  will not be priced on the basis of  quotations  from the primary  market in which  they are  traded,  but  rather may be priced by another  method  that the  Trustees  believes accurately  reflects fair value.  The Funds' policy is intended to result in a calculation  of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     The Funds utilize a fair value  hierarchy,  which  prioritizes the inputs to valuation  techniques used to measure fair value into three broad levels:

     -    Level 1 - quoted prices in active markets for identical securities

     -    Level 2 - prices  determined  using other  significant  observable  inputs  (including  quoted  prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     -    Level 3 - prices  determined  using  significant  unobservable  inputs  (including  the Fund's own  assumptions in determining the fair value of investments)

     A summary of the inputs used to value the Funds' net assets by each major  security type is disclosed at the end of the
     Schedule of Investments  for each Fund. The inputs or methodology  used for valuing  securities are not  necessarily an indication of the risk associated with investing in those securities.


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     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders.  Therefore, no Federal income tax provision has been made.

     Tax  positions  taken or  expected to be taken in the course of  preparing  the Funds' tax  returns  are  evaluated  to determine whether the tax positions are  "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the  more-likely-than-not  threshold  would be recorded as a tax benefit or expense in the current year.  Management  has analyzed the Funds' tax positions and has concluded  that no provision for income tax is required in the Funds'  financial  statements.  The Funds'  federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     SECURITY  TRANSACTIONS AND INVESTMENT INCOME.  Investment security transactions are accounted for on a trade date basis for financial reporting purposes.  Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes.  Interest income is recorded on the accrual  basis and includes the  amortization  of premium and the  accretion of discount.  Realized  gains  (losses) on paydowns of  mortgage-backed  and asset-backed  securities are recorded as an adjustment to interest income.  The Funds record  expenses as incurred.  Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     CLASS ACCOUNTING.  In calculating net asset value per share for each class,  investment income, realized and unrealized gains and losses and expenses,  other than class specific  expenses,  are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS.  Distributions  from net investment income are declared daily and paid monthly.  The Municipal Bond Fund determines  the  tax-exempt  portion of its dividends  uniformly  based on the ratio of  tax-exempt  income and taxable income,  if any, for the entire fiscal year.  Distributions  from net realized gains, if any, will be declared and paid annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with
     U.S. generally accepted  accounting  principles  requires  management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.  Rodney Square Management  Corporation  ("RSMC"),  a wholly owned subsidiary of Wilmington  Trust  Corporation,  serves as the investment  adviser to each Fund.  For its services,  RSMC receives a fee from each Fund at an annual  rate of 0.35% of the Fund's  first $1 billion of average  daily net assets;
     0.30% of the Fund's next $1 billion of average  daily net assets;  and 0.25% of the Fund's  average daily net assets in excess of $2 billion.  Wilmington  Trust  Investment  Management,  LLC  ("WTIM"),  also a wholly  owned  subsidiary  of
     Wilmington Trust Corporation and under common control with RSMC,  provides certain  investment  services,  information, advice,  assistance  and  facilities,  and  performs  research,  statistical  and  investment  services  pursuant  to a sub-advisory  agreement among the Trust,  RSMC and WTIM.  WTIM receives a sub-advisory  fee from RSMC as agreed to from time to time with RSMC.


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     The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant  to a  Compliance  Services  Agreement.  For  these  services,  the Trust  pays  RSMC an  annual  fee equal to three-fourths  of the Chief  Compliance  Officer's  total  compensation.  The fees for these services for the six-month period ended December 31, 2009 are shown separately on the Statements of Operations.

     RSMC provides  administrative  services to the Funds pursuant to an Administration  Agreement.  For these services, the
     Trust  pays RSMC a fee at the  annual  rate of 0.0185% of the  Trust's  first $2 billion of total  aggregate  daily net assets;  0.0175% of the Trust's  next $2 billion of total  aggregate  daily net assets;  0.0125% of the Trust's next $2 billion of total aggregate  daily net assets;  and 0.0080% of the Trust's total aggregate daily net assets in excess of
     $6 billion.  The fees paid to RSMC for these  services  for the  six-month  period  ended  December  31, 2009 are shown separately on the Statements of Operations.

     PNC Global Investment  Servicing  (U.S.),  Inc. provides  sub-administration,  accounting,  and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

     COMPENSATION OF TRUSTEES AND OFFICERS.  Except for the Funds' Chief  Compliance  Officer,  Trustees and Officers of the
     Funds who are  employees or officers of RSMC or WTIM do not receive any  compensation  from the Funds.  Trustees of the
     Funds who are not employees or officers of RSMC or WTIM receive  compensation  and  reimbursement  of expenses from the
     Funds.  Under a Deferred  Compensation Plan (the "Plan") adopted August 15, 2002,  disinterested  Trustees may elect to defer receipt of all, or a portion, of their annual  compensation.  Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan.  Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     DISTRIBUTION FEES. The A Shares of each Fund have in place a distribution plan under Rule 12b-1 under the 1940 Act that allows  each  Fund to pay a fee for the sale and  distribution  of A  Shares,  and for  services  provided  to A Shares shareholders.  The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds, and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian, and WTC pays PFPC Trust Company for its services as  sub-custodian.  The fees for these  services for the  six-month  period ended  December 31, 2009 are shown separately on the Statements of Operations.

4.   INVESTMENT  SECURITIES  TRANSACTIONS.  During the  six-month  period ended  December 31, 2009,  purchases  and sales of investment securities (excluding short-term investments) were as follows:

                                                                            SHORT/INTERMEDIATE-   BROAD MARKET    MUNICIPAL
                                                                               TERM BOND FUND       BOND FUND     BOND FUND
                                                                            -------------------   ------------   -----------
Purchases ...............................................................       $59,413,117        $8,946,442    $36,427,347
Sales ...................................................................        27,314,842         9,690,927     36,438,044

5.   SECURITIES  LENDING AGREEMENT.  Short/Intermediate-Term  Bond Fund and Broad Market Bond Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company.  Security loans made pursuant to the Lending Agreement are required at all times to be


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     secured by cash  collateral  at least  equal to 102% of the market  value of the  securities  loaned.  Cash  collateral received,  pursuant to investment guidelines established by the Fund and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized  statistical rating organizations  (or of  comparable  quality if unrated) with a maturity  date of 397 days or less,  including  corporate obligations and money market mutual funds. All such investments are made at the risk of the Fund and, as such, the Fund is liable for  investment  losses.  PFPC Trust  Company  and the  borrower  retain a portion of the  earnings  from the collateral  investments,  with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations.

     In the event the borrower fails to return loaned securities,  and the collateral  received is insufficient to cover the value of the loaned  securities and provided such  collateral  shortfall is not the result of investment  losses,  PFPC
     Trust  Company has agreed to pay the amount of the  shortfall  to the Fund,  or at its  discretion,  replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

6.   CAPITAL SHARE  TRANSACTIONS.  Transactions in shares of capital stock for the six-month  period ended December 31, 2009 and the year ended June 30, 2009 for the Institutional Shares and A Shares were as follows:

                                                                             FOR THE SIX-MONTH
                                                                               PERIOD ENDED            FOR THE YEAR ENDED
                                                                             DECEMBER 31, 2009            JUNE 30, 2009
                                                                         ------------------------   ------------------------
                                                                         INSTITUTIONAL              INSTITUTIONAL
                                                                             SHARES      A SHARES       SHARES      A SHARES
                                                                         -------------   --------   -------------   --------
SHORT/INTERMEDIATE-TERM BOND FUND
Sold .................................................................     4,816,221     106,244      5,401,137      46,654
Issued on reinvestment of distributions ..............................       289,544       2,058        359,531       1,242
Redeemed .............................................................    (2,669,519)    (24,962)    (7,652,694)    (29,170)
                                                                          ----------     -------     ----------     -------
Net Increase (Decrease) ..............................................     2,436,246      83,340     (1,892,026)     18,726
                                                                          ==========     =======     ==========     =======

BROAD MARKET BOND FUND
Sold .................................................................       448,147      99,505      1,823,737     154,974
Issued on reinvestment of distributions ..............................       203,456       8,305        222,413       2,095
Redeemed .............................................................      (638,353)    (13,250)    (2,775,963)     (9,972)
                                                                          ----------     -------     ----------     -------
Net Increase (Decrease) ..............................................        13,250      94,560       (729,813)    147,097
                                                                          ==========     =======     ==========     =======

MUNICIPAL BOND FUND
Sold .................................................................     2,642,161          --      4,867,316      12,113
Issued on reinvestment of distributions ..............................        73,026           3        197,819          38
Redeemed .............................................................    (2,454,513)       (885)    (4,872,683)         --
                                                                          ----------     -------     ----------     -------
Net Increase (Decrease) ..............................................       260,674        (882)       192,452      12,151
                                                                          ==========     =======     ==========     =======


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7.   FEDERAL TAX INFORMATION.  Distributions to shareholders from net investment income and realized gains are determined in accordance  with  Federal  income tax  regulations,  which may differ from net  investment  income and  realized  gains recognized for financial  reporting  purposes.  Additionally,  net  short-term  realized gains are treated as "ordinary income" for tax purposes.  Accordingly,  the character of distributions  and composition of net assets for tax purposes may differ  from those  reflected  in the  accompanying  financial  statements.  To the extent  these  differences  are permanent, such amounts are reclassified within the capital accounts based on the tax treatment;  temporary differences due to timing of recognition of income or gain do not require such reclassification.

     The tax character of  distributions  paid for the six-month  period ended December 31, 2009 and the year ended June 30,
     2009, was as follows:

                                                                              SHORT/INTERMEDIATE-   BROAD MARKET    MUNICIPAL
                                                                                 TERM BOND FUND       BOND FUND     BOND FUND
                                                                              -------------------   ------------   ----------
     SIX MONTHS ENDED DECEMBER 31, 2009
     Ordinary income ......................................................        $3,512,773        $1,504,990    $       --
     Tax-exempt income ....................................................                --                --     2,657,968
     Long-term capital gains ..............................................         1,799,525         1,502,927       286,505
                                                                                   ----------        ----------    ----------
     Total distributions ..................................................        $5,312,298        $3,007,917    $2,944,473
                                                                                   ==========        ==========    ==========

     YEAR ENDED JUNE 30, 2009
     Ordinary income ......................................................        $6,537,478        $3,120,033    $   17,930
     Tax-exempt income ....................................................                --                --     5,027,476
     Long-term capital gains ..............................................                --                --       473,438
                                                                                   ----------        ----------    ----------
     Total distributions ..................................................        $6,537,478        $3,120,033    $5,518,844
                                                                                   ==========        ==========    ==========

     The components of accumulated  earnings/(deficit)  on a tax basis are determined at fiscal year-end.  Accordingly,  tax balances have not been determined as of December 31, 2009.

     For Federal income tax purposes,  capital loss  carryforwards are available to offset future capital gains.  During the fiscal year ended June 30, 2009,  Short/Intermediate-Term Bond Fund utilized $478,122 of capital loss carryforwards and
     Broad Market Bond Fund utilized  $182,816 of capital loss  carryforwards.  At June 30, 2009, there were no capital loss carryforward balances.

8.   CONTRACTUAL  OBLIGATIONS.  The Funds enter into  contracts in the normal  course of business  that contain a variety of indemnifications.  The Funds' maximum  exposure under these  arrangements is unknown.  However,  the Funds have not had prior claims or losses pursuant to these contracts.  Management has reviewed the Funds' existing  contracts and expects the risk of loss to be remote.

9.   RECENT ACCOUNTING  PRONOUNCEMENT.  In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting
     Standards Update ("ASU") No. 2010-06,  "Improving  Disclosures about Fair Value  Measurements." ASU 2010-06 amends FASB
     Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting  periods  beginning  after December 15, 2009, and other required  disclosures  are effective for fiscal years beginning  after  December 15,  2010,  and for interim  periods  within those  fiscal  years.  Management  is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.


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10.  SUBSEQUENT EVENTS. Management has evaluated the impact of all subsequent events on the Funds through February 24, 2010, the date the financial statements were available for issuance,  and has determined that the following subsequent events require disclosure in the financial statements.

     On February 2, 2010, The PNC Financial Services Group, Inc. ("PNC") entered into a Stock Purchase Agreement (the "Stock
     Purchase  Agreement") with The Bank of New York Mellon  Corporation  ("BNY Mellon").  Upon the terms and subject to the conditions  set forth in the Stock  Purchase  Agreement,  which has been  approved  by the board of  directors  of each company,  PNC will sell to BNY Mellon  (the  "Stock  Sale")  100% of the issued  and  outstanding  shares of PNC Global
     Investment Servicing Inc., an indirect,  wholly-owned  subsidiary of PNC. The Stock Sale includes PNC Global Investment
     Servicing (U.S.) Inc., and PFPC Trust Company and is expected to close in the third quarter of 2010.


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 SUB-ADVISORY AGREEMENTS
============================================================================================================================

     At a meeting  held on August 20,  2009,  the Board of  Trustees,  including  a majority of those  trustees  who are not
     "interested  persons"  as such term is defined  in the 1940 Act  ("Independent  Trustees"),  unanimously  approved  the continuation  for an  additional  one-year  period of the  investment  advisory  agreement  between WT Mutual Fund (the
     "Trust"),  on behalf of the  Wilmington  Broad  Market  Bond  Fund,  Wilmington  Municipal  Bond Fund,  and  Wilmington
     Short/Intermediate-Term  Bond Fund (each a "Fund"),  and RSMC (the "RSMC  Agreement").  The Trustees  also  unanimously approved  the  continuation  of the  sub-advisory  agreement  among the Trust on behalf of each of the Funds,  RSMC and
     Wilmington  Trust  Investment  Management,  LLC  ("WTIM")  (the  "WTIM  Agreement"  and with the  RSMC  Agreement,  the
     "Agreements"),  pursuant to which WTIM provides  certain  investment  services,  information,  advice,  assistance  and facilities,  research and  statistical  investment  services.  WTIM is a wholly owned  subsidiary of  Wilmington  Trust
     Corporation and is under common control with RSMC.  Employees of WTIM are also employees of RSMC. Prior to voting,  the
     Independent  Trustees  reviewed the Agreements  with RSMC, WTIM and legal counsel and received advice from such counsel regarding the legal standards to be followed in their  consideration of the Agreements.  The Independent  Trustees also reviewed the  Agreements  in  executive  session  with  counsel at which time no  representatives  of RSMC or WTIM were present.

     Before meeting to determine  whether to approve the  continuation of the  Agreements,  the Board had the opportunity to review written materials provided by RSMC and WTIM. The materials generally included information regarding (i) services performed  for the Trust and the Funds,  (ii) the size and  qualifications  of RSMC's and WTIM's  portfolio  management staff,  (iii) any potential or actual  material  conflicts of interest  which may arise in  connection  with RSMC's and
     WTIM's management of a Fund, (iv) investment performance,  (v) brokerage selection procedures,  (vi) the procedures for allocating  investment  opportunities  between a Fund and other  clients,  (vii)  results of any  independent  audit or regulatory  examination,  including any recommendations or deficiencies noted, (viii) any litigation,  investigation or administrative  proceeding  which may have a material  impact on RSMC's or WTIM's  ability to service  the Funds,  (ix)
     compliance  with a Fund's  investment  objective,  policies  and  practices  (including  its code of  ethics),  federal securities laws and other regulatory  requirements,  and (x) to the extent applicable,  its proxy voting policies. RSMC and WTIM  provided  information  regarding  the advisory fees received and an analysis of these fees in relation to the delivery of services to each of the Funds,  the costs of providing  such  services,  the  profitability  of the firm in general and as a result of the fees received from the Funds and any other  ancillary  benefit  resulting from RSMC's or
     WTIM's  relationship  with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when  considering  approval of an investment  advisory  agreement  and related legal  standards.  In addition,  the Board  received a report  prepared  by two of the  Trustees  that  considered,  among other  items,  (i)
     investment performance;  (ii) compliance and regulatory issues; (iii) operations; (iv) asset growth; (v) profitability;
     and (vi) expense control. The Board considered and weighed the above information based upon its accumulated  experience in governing the Trust and working with RSMC on matters relating to the Trust.

     During its deliberations on whether to approve  continuation of the Agreements,  the Board considered many factors. The
     Board considered the nature,  extent and quality of the services provided by RSMC and WTIM. The Trustees considered the services  provided to each Fund by RSMC and WTIM as compared to services provided by other advisers which manage mutual funds with investment  objectives,  strategies and policies similar to those of the Funds. The Trustees  concluded that the nature,  extent and quality of the services  provided by RSMC and WTIM to each Fund were appropriate and consistent with the terms


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     of the  Agreements,  that the quality of those services was consistent with industry norms and that each Fund is likely to benefit from the continued  provision of those  services.  They also  concluded  that RSMC and WTIM have  sufficient personnel,  with the appropriate  education and experience,  to serve each Fund effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

     The Board  considered  the  investment  performance  of each Fund,  RSMC and WTIM.  The Board  reviewed and  considered comparative  performance  data and each Fund's  performance  relative to other  mutual  funds with  similar  investment objectives,  strategies and policies, its respective benchmark index and its Lipper peer group rankings. The Board also noted that it reviews and evaluates each Fund's  investment  performance on an on-going basis  throughout the year. The
     Trustees considered the consistency of performance  results and the short-term and long-term  performance of each Fund.
     They concluded that the performance of each Fund, RSMC and WTIM is within an acceptable  range of performance  relative to other mutual funds with similar investment objectives, strategies and policies.

     The Board considered the costs of the services  provided by RSMC and WTIM, the  compensation  and benefits  received by
     RSMC and WTIM in providing services to the Funds, as well as RSMC's and WTIM's  profitability.  In addition,  the Board considered any direct or indirect  revenues  received by affiliates of RSMC and WTIM. The Board  recognized that RSMC's profitability is an important factor in providing service to the Funds. The Board was satisfied that RSMC's profits are sufficient to continue as a viable concern  generally and as investment  adviser of each Fund  specifically.  The Board concluded that RSMC's fees and profits derived from its  relationship  with the Trust in light of each Fund's expenses, are reasonable in relation to the nature and quality of the services provided,  taking into account the fees charged by other  advisers for managing  comparable  mutual funds with similar  strategies.  The Trustees also  concluded that the overall  expense ratio of each Fund is  reasonable,  taking into account the size of the Fund,  the quality of services provided by RSMC and WTIM, the investment performance of the Fund and the expense limitations agreed to by RSMC.

     The Trustees also  considered the extent to which  economies of scale would be realized  relative to fee levels as each
     Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of  shareholders.  The
     Board  determined  that  economies  of scale  should be achieved at higher  asset  levels for each of the Funds for the benefit of shareholders  due to certain  break-points in the advisory fees. The Board  recognized that the economies of scale  achieved  will be  primarily  due to the ability of the Trust and each Fund to spread its fixed  costs  across a larger asset base and not through negotiated breakpoints in the advisory fees.

     The Trustees  considered  whether any events have occurred that would  constitute a reason for the Board not to approve continuation of the Agreements and concluded there were not. After  consideration  of all the factors,  and taking into consideration the information presented during previous meetings of the Board, the Board determined that it would be in the best interests of each Fund and its  shareholders  to approve the  continuation of the Agreements for an additional one-year period. In arriving at its decision, the Board did not identify any single matter as controlling, but made its determination in light of all the facts and circumstances.


                                                             59
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

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 TRUSTEES AND OFFICERS
============================================================================================================================

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information  regarding the Trustees and Officers of the Trust. Each person listed under
"Interested  Trustee"  below is an  "interested  person" of the  Trust's  investment  advisers,  within  the  meaning of the
Investment  Company Act of 1940, as amended (the "1940 Act").  Each person who is not an "interested  person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless  specified  otherwise,  the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market  Street,
Wilmington, DE 19890.

The Statement of Additional  Information for the Funds contains additional  information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

       NAME AND                          POSITION(S) HELD
    DATE OF BIRTH,                          WITH TRUST,                                  PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN                    TERM OF OFFICE AND                               DURING PAST FIVE YEARS,
     FUND COMPLEX                         LENGTH OF TIME                                  OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)                        SERVED                                         HELD BY TRUSTEE
----------------------   ------------------------------------------------   ------------------------------------------------

TED T. CECALA(2)         Trustee                                            Director, Chairman of the Board, and Chief
Date of Birth: 1/49                                                         Officer of Wilmington Trust Corporation and
                         Shall serve at the pleasure of the Board and       Wilmington Trust Company since 1996; Member of
12 Funds                 until successor is elected and qualified.          the Board of Managers of Cramer Rosenthal
                         Trustee since August 2007.                         McGlynn, LLC and Roxbury Capital Management, LLC
                                                                            (registered investment advisers).

                                                                            Wilmington Trust Corporation;
                                                                            Wilmington Trust Company.
----------------------------------------------------------------------------------------------------------------------------

ROBERT J. CHRISTIAN(3)   Trustee                                            Retired since February 2006; Executive Vice
Date of Birth: 2/49                                                         President of Wilmington Trust Company from
                         Shall serve until death, resignation or removal.   February 1996 to February 2006; President of
12 Funds                 Trustee since October 1998, President and          Rodney Square Management Corporation ("RSMC")
                         Chairman of the Board from October 1998 to         from 1996 to 2005; Vice President of RSMC 2005
                         January 2006.                                      to 2006.

                                                                            FundVantage Trust (13 portfolios);
                                                                            Optimum Fund Trust (6 portfolios)
                                                                            (registered investment companies).

(1)  The "Fund Complex" currently consists of the Trust (12 funds) and CRM Mutual Fund Trust (8 funds).
(2)  Mr. Cecala is an "Interested  Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust
     Company, each an affiliate of RSMC, an investment adviser to the Trust.
(3)  Mr. Christian is an "Interested  Trustee" by reason of his previous employment with RSMC, the investment adviser to the
     Trust.


                                                             60
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
WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 TRUSTEES AND OFFICERS  -- CONTINUED
============================================================================================================================

INDEPENDENT TRUSTEES

       NAME AND                          POSITION(S) HELD
    DATE OF BIRTH,                          WITH TRUST,                                  PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN                    TERM OF OFFICE AND                               DURING PAST FIVE YEARS,
     FUND COMPLEX                         LENGTH OF TIME                                  OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)                        SERVED                                         HELD BY TRUSTEE
----------------------   ------------------------------------------------   ------------------------------------------------

ROBERT ARNOLD            Trustee                                            Founder and co-manager, R.H. Arnold & Co., Inc.
Date of Birth: 3/44                                                         (financial consulting) since 1989.
                         Shall serve until death, resignation or removal.
12 Funds                 Trustee since May 1997.                            First Potomac Realty Trust (real estate
                                                                            investment trust).

----------------------------------------------------------------------------------------------------------------------------

DR. ERIC BRUCKER         Trustee                                            Professor of Economics, Widener University since
Date of Birth: 12/41                                                        July 2004; formerly Dean, School of Business
                         Shall serve until death, resignation or removal.   Administration of Widener University from 2001
12 Funds                 Trustee since October 1999.                        to 2004; Dean, College of Business, Public
                                                                            Policy and Health at the University of Maine
                                                                            from September 1998 to June 2001.

                                                                            None

----------------------------------------------------------------------------------------------------------------------------

NICHOLAS GIORDANO        Trustee and Chairman of the Board                  Consultant, financial services organizations
Date of Birth: 3/43                                                         from 1997 to present; Interim President, LaSalle
                         Shall serve until death, resignation or removal.   University from 1998 to 1999; President and
12 Funds                 Trustee since October 1998.                        Chief Executive Officer, Philadelphia Stock
                                                                            Exchange from 1981 to 1997.

                                                                            Kalmar Pooled Investment Trust; The RBB Fund,
                                                                            Inc. (19 portfolios) (registered investment
                                                                            companies); Independence Blue Cross; IntriCon
                                                                            Corporation (industrial furnaces and ovens).

----------------------------------------------------------------------------------------------------------------------------

LOUIS KLEIN, JR.         Trustee                                            Self-employed financial consultant since 1991.
Date of Birth: 5/35
                         Shall serve until death, resignation or removal.   CRM Mutual Fund Trust (registered investment
20 Funds                 Trustee since October 1999.                        companies); (8 portfolios) WHX Corporation
                                                                            (industrial manufacturer).


                                                             61
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

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 TRUSTEES AND OFFICERS  -- CONTINUED
============================================================================================================================

INDEPENDENT TRUSTEES (CONTINUED)

       NAME AND                          POSITION(S) HELD
    DATE OF BIRTH,                          WITH TRUST,                                  PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN                    TERM OF OFFICE AND                               DURING PAST FIVE YEARS,
     FUND COMPLEX                         LENGTH OF TIME                                  OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)                        SERVED                                         HELD BY TRUSTEE
----------------------   ------------------------------------------------   ------------------------------------------------
THOMAS LEONARD           Trustee                                            Retired since 2008; former Partner with
Date of Birth: 2/49                                                         PricewaterhouseCoopers (public accounting) from
                         Shall serve until death, resignation or removal.   May 1970 to June 2008.
12 Funds                 Trustee since July 2008.
                                                                            Alpha One Capital Partners, LLC (2 portfolios)
                                                                            (unregistered investment companies).


                                                             62
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

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 TRUSTEES AND OFFICERS  -- CONTINUED
============================================================================================================================

EXECUTIVE OFFICERS

                                          POSITION(S) HELD
                                             WITH TRUST,                                 PRINCIPAL OCCUPATION(S)
                                         TERM OF OFFICE AND                              DURING PAST FIVE YEARS,
    NAME, ADDRESS AND                      LENGTH OF TIME                                 OTHER DIRECTORSHIPS
      DATE OF BIRTH                            SERVED                                             HELD
------------------------   ----------------------------------------------   ------------------------------------------------
JOHN J. KELLEY             President & Chief Executive Officer              President of Rodney Square Management
1100 North Market Street                                                    Corporation ("RSMC") since 2008; Vice President
Wilmington, DE 19890       Shall serve at the pleasure of the Board and     of Wilmington Trust Investment Management, LLC
Date of Birth: 9/59        until successor is elected and qualified.        ("WTIM") since 2005; Vice President of PNC
                           Officer since September 2005.                    Global Investment Servicing (U.S.), Inc.
                                                                            (formerly PFPC Inc.) from January 2005 to July
                                                                            2005; Vice President of Administration, 1838
                                                                            Investment Advisors, LP from 1999 to 2005; Chief
                                                                            Compliance Officer, 1838 Investment Advisors, LP
                                                                            from 2004 to 2005.

                                                                            N/A

----------------------------------------------------------------------------------------------------------------------------

CLAYTON M. ALBRIGHT        Vice President                                   Managing Director, Fixed Income Management,
1100 North Market Street                                                    Wilmington Trust since 2007; Director, Fixed
Wilmington, DE 19890       Shall serve at the pleasure of the Board and     Income Research and Portfolio Manager,
Date of Birth: 9/53        until successor is elected and qualified.        Wilmington Trust from 1996 to 2007; Vice
                           Officer since October 1998.                      President, Rodney Square Management Corporation
                                                                            RSMC since 2001; Vice President of WTIM since
                                                                            2006; Vice President, Wilmington Trust Company
                                                                            since 1997.

                                                                            N/A

----------------------------------------------------------------------------------------------------------------------------

JOSEPH M. FAHEY, JR.       Vice President                                   Investment Adviser, WTIM since 2003; Vice
1100 North Market Street                                                    President, RSMC since 1992.
Wilmington, DE 19890       Shall serve at the pleasure of the Board and
Date of Birth: 1/57        until successor is elected and qualified.        N/A
                           Officer since November 1999.

----------------------------------------------------------------------------------------------------------------------------

JOHN C. MCDONNELL          Vice President, Chief Financial Officer &        Director of Mutual Fund Administration, WTIM,
1100 North Market Street   Treasurer                                        since October 2005; Audit and Assurance -
Wilmington, DE 19890                                                        Senior, Deloitte (public accounting) from
Date of Birth: 4/66        Shall serve at the pleasure of the Board and     September 2004 to October 2005; Mutual Fund
                           until successor is elected and qualified.        Administration, 1838 Investment Advisors, LP
                           Officer since November 2005.                     from March 1999 to September 2004.


                                                             63
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
WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 TRUSTEES AND OFFICERS  -- CONTINUED
============================================================================================================================

EXECUTIVE OFFICERS (CONTINUED)

                                          POSITION(S) HELD
                                             WITH TRUST,                                 PRINCIPAL OCCUPATION(S)
                                         TERM OF OFFICE AND                              DURING PAST FIVE YEARS,
    NAME, ADDRESS AND                      LENGTH OF TIME                                 OTHER DIRECTORSHIPS
      DATE OF BIRTH                            SERVED                                             HELD
------------------------   ----------------------------------------------   ------------------------------------------------
ANNA M. BENCROWSKY         Vice President, Chief Compliance Officer &       Chief Compliance Officer, WTIM since 2007; Vice
1100 North Market Street   Anti-Money Laundering Officer                    President, WTIM since 2004; Vice President and
Wilmington, DE 19890                                                        Chief Compliance Officer, RSMC since 2004; Vice
Date of Birth: 5/51        Shall serve at the pleasure of the Board and     President and Chief Compliance Officer, 1838
                           until successor is elected and qualified;        Investment Advisors, LP from 1999 to 2004.
                           Officer since September 2004.
                                                                            N/A

----------------------------------------------------------------------------------------------------------------------------

EDWARD W. DIFFIN, JR.      Vice President & Secretary                       Director of Mutual Fund Regulatory
1100 North Market Street                                                    Administration of WTIM since November 2006;
Wilmington, DE 19890       Shall serve at the pleasure of the Board and     Coleman Counsel Per Diem from November 2005 to
Date of Birth: 1/52        until successor is elected and qualified;        November 2006; Vice President and Senior Counsel
                           Officer since February 2007.                     of Merrill Lynch & Co., Inc. from 1994 to 2005.

                                                                            N/A


                                                             64
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WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------

============================================================================================================================

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description  of the policies and  procedures  that the Trust used to determine how to vote proxies  relating to securities held in the Trust's  portfolios is available,  without charge, by calling the Fund at (800) 336-9970 or on the SEC's website at  http://www.sec.gov.  Information  regarding how the  investment  adviser voted proxies for the most recent  twelve-month period ended June 30, 2009 is  available,  without  charge,  by calling the Fund at (800)  336-9970 or on the SEC's  website listed above.


                                                             65
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

TRUSTEES                                                       OFFICERS

Nicholas A. Giordano                                           John J. Kelley
Chairman of the Board                                          President & Chief Executive Officer

Robert H. Arnold                                               John C. McDonnell
                                                               Vice President, Chief Financial Officer
                                                               & Treasurer

Dr. Eric Brucker                                               Edward W. Diffin Jr.
                                                               Vice President & Secretary
Ted T. Cecala
                                                               Clayton M. Albright
Robert J. Christian                                            Vice President

Louis Klein Jr.                                                Joseph M. Fahey Jr.
                                                               Vice President
Thomas Leonard
                                                               Anna M. Bencrowsky
                                                               Vice President, Chief Compliance Officer &
                                                               Anti-Money Laundering Officer


CUSTODIAN

Wilmington Trust Company

1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR

Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT

PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway, Wilmington, DE 19809

THIS  SEMI-ANNUAL  REPORT IS AUTHORIZED  FOR  DISTRIBUTION  ONLY TO  SHAREHOLDERS  AND TO OTHERS WHO HAVE RECEIVED A CURRENT
PROSPECTUS OF THE WILMINGTON FIXED INCOME FUNDS - INSTITUTIONAL AND A SHARES.

(WILMINGTON FUND LOGO)                                                                                      FIXED_Semi_12/09

                                                              SMALL-CAP STRATEGY
                                                                             AND
                                                             MULTI-MANAGER FUNDS

                                          SEMI-ANNUAL REPORT | DECEMBER 31, 2009












                                                              SMALL-CAP STRATEGY

                                                                       LARGE-CAP

                                                                   INTERNATIONAL

                                                                      REAL ASSET





                                                                     |
                                                         WILMINGTON  | (GRAPHIC)
                                                              FUNDS  |
                                                                     |


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WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------

============================================================================================================================

CONTENTS                                             page                                                               page

President's Message ............................        3       Financial Highlights ..............................      136

Expense Disclosure .............................       17       Notes to Financial Statements .....................      143

Disclosure of Portfolio Holdings ...............       19       Evaluation and Approval of
                                                                    Investment Advisory and
Investments ....................................       21           Sub-Advisory Agreements .......................      157

Financial Statements ...........................      128       Trustees and Officers .............................      162

DESCRIPTION OF INDICES

It is not  possible  to invest  directly  in an index.  All  indices  represented  are  unmanaged.  All  indices  assume the reinvestment of dividends and interest income unless otherwise noted.

BARCLAYS CAPITAL U.S. TREASURY TIPS INDEX is an unmanaged index of USD-denominated,  investment-grade,  fixed-rate, publicly issued, U.S. Treasury  inflation-protected  securities that have at least 1 year remaining to maturity and have $250 million or more of outstanding face value.

BARCLAYS  CAPITAL  WORLD  GOVERNMENT   INFLATION-LINKED  BOND  INDEX  measures  the  performance  of  the  major  government inflation-linked  bond markets. The index is designed to include only those markets in which a global government linker fund is likely to invest. To be included a market must have aggregate  issuance of $4 billion or more and have minimum ratings of
A3/A- for G7 and euro-zone issuers, Aa3/AA- otherwise.

DEUTSCHE BANK LIQUID COMMODITY INDEX-OPTIMUM YIELD(TM) reflects the performance of a basket of futures contracts relating to six  commodities and measures the value of this basket by tracking the closing prices of certain  exchange traded  contracts for the future  delivery of each of these  commodities,  adjusted to reflect the  relative  weight of each  commodity in the
Index. The commodities included in the Index are: crude oil, heating oil, high grade primary aluminum, gold, corn and wheat.

DOW JONES-UBS COMMODITY INDEX TOTAL RETURN(SM) is designed to be a diversified  benchmark for commodities as an asset class, and reflects the returns that are  potentially  available  through an  unleveraged  investment  in the futures  contracts on physical  commodities  comprising  the Index plus the rate of interest that could be earned on cash  collateral  invested in specified Treasury Bills. The Index is currently composed of futures contracts on 19 physical commodities.

FTSE NAREIT(R)  EQUITY INDEX is  market-value  weighted,  unmanaged index based upon the last closing price of the month for tax-qualified  real estate investment  trusts currently  trading on the New York Stock Exchange,  the NASDAQ National Market
System and the American Stock Exchange.

MSCI ALL COUNTRY WORLD EX-US INDEX (MSCI ACWI ex-US Index) is a free  float-adjusted  market  capitalization  weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. As of
June 2009, the MSCI ACWI ex-US Index consisted of 45 country indices  comprising 22 developed and 23 emerging market country indices.

MSCI EAFE(R) INDEX (Europe,  Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance,  excluding the U.S. & Canada. As of June 2009, the MSCI EAFE Index consisted of the following 21 developed market country indices:  Australia,  Austria, Belgium, Denmark, Finland, France, Germany, Greece,
Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal,  Singapore, Spain, Sweden, Switzerland and
the United Kingdom.

MSCI EAFE(R) GROWTH INDEX measures the performance of those MSCI EAFE companies with higher  price-to-book ratios and higher forecasted growth values.

MSCI EAFE(R) VALUE INDEX measures the  performance of those MSCI EAFE  companies with lower  price-to-book  ratios and lower forecasted growth values.

                                                             1
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WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   DESCRIPTION OF INDICES -- CONTINUED
============================================================================================================================

MSCI EMERGING MARKETS INDEX(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging  markets.  As of June 2009, the MSCI Emerging Markets Index consisted of the following 25 emerging market country  indices:  Argentina,  Brazil,  Chile,  China,  Colombia,  Czech Republic,  Egypt,
Hungary,  India, Indonesia,  Israel, Jordan, Korea, Malaysia,  Mexico, Morocco,  Pakistan,  Peru, Philippines,  Poland,
Russia, South Africa, Taiwan, Thailand, and Turkey.

RUSSELL  3000(R) INDEX measures the performance of the 3,000 largest U.S.  companies  based on total market  capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest  companies in the Russell 3000 Index,  which  represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher  price-to-book  ratios and higher forecasted growth values.

RUSSELL  1000(R) VALUE INDEX measures the  performance of those Russell 1000 companies with lower  price-to-book  ratios and lower forecasted growth values.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest  companies in the Russell 3000 Index,  which represents approximately  8% of the total market  capitalization  of the Russell 3000 Index.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower  price-to-book  ratios and lower forecasted growth values.

RUSSELL MIDCAP(R) INDEX measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market  capitalization-weighted  index of 500 common  stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

STANDARD & POOR'S  100(R) INDEX (S&P 100) is a subset of the S&P 500 and is  comprised  of the 100 leading U.S.  stocks with exchange-listed  options.  Constituents of the S&P 100 are selected for sector balance and represent about 58% of the market capitalization of the S&P 500 and almost 45% of the market capitalization of the U.S. equity markets.

THE S&P SMALLCAP 600(R) INDEX is a market-value  weighted  unmanaged  index  consisting of 600 stocks chosen by Standard and
Poor's which comprise  approximately  3% of the U.S.  equities  market.  Measuring a segment of the market that is typically renowned for poor trading liquidity and financial instability, the companies meet specific inclusion criteria to ensure that they are investable and financially viable.

S&P GLOBAL DEVELOPED PROPERTY INDEX,  HEDGED,  USD defines and measures the investable  universe of publicly traded property companies in developed global markets.

DEUTSCHE BANK LIQUID COMMODITY INDEX-OPTIMUM YIELD(TM) IS A TRADEMARK OF DEUTSCHE BANK AG.

THE DOW JONES AIG COMMODITY INDEX(SM) IS A TRADEMARK OF DOW JONES & COMPANY, INC.

FTSE IS A TRADE- AND SERVICE  MARK OF LONDON STOCK  EXCHANGE  AND THE  FINANCIAL  TIMES  LIMITED;  NAREIT(R) IS A REGISTERED
TRADEMARK OF NAREIT.

MSCI EAFE(R) INDEX AND MSCI EMERGING MARKETS INDEX(SM) ARE REGISTERED TRADEMARKS OF MORGAN STANLEY CAPITAL INTERNATIONAL.

RUSSELL 1000(R), RUSSELL 2000(R), RUSSELL 3000(R) AND RUSSELL MIDCAP(R) ARE TRADEMARKS OF THE FRANK RUSSELL COMPANY.

S&P INDICES ARE A REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION, INC., A DIVISION OF THE MCGRAW-HILL COMPANIES.

                                                             2
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
WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   PRESIDENT'S MESSAGE
============================================================================================================================

DEAR SHAREHOLDER:

   For the Wilmington Small-Cap Strategy Fund and the Multi-Manager Funds' semi-annual period, July 1, 2009 through December
31, 2009,  virtually all major equity indices posted sizeable gains.  For the six-month  period,  the Russell 3000,  Russell
2000, and Russell 1000 Indices  returned 23.2%,  23.9%,  and 23.1%,  respectively.  For the twelve months ended December 31,
2009, these indices garnered returns of 28.3%, 27.2%, and 28.4%, respectively.

ENCOURAGEMENT CAME FROM STOCK PERFORMANCE AND ECONOMIC SIGNALS

   We believe that strong  equity  markets and  encouraging  Gross  Domestic  Product (GDP) data make a case that the "Great
Recession" of 2008-2009  ended back in Third Quarter 2009. The third quarter of 2009 showed an increase of 2.2% in real GDP, and a much stronger GDP figure (Fourth Quarter 2009's advanced  estimate)--an  increase of 5.7%--was released on January 29,
2010. We believe that it is, therefore, likely that a sustainable economic recovery of moderate amplitude has now begun.

THE CHARACTERISTICS OF THIS ECONOMIC CYCLE WERE--AND CONTINUE TO BE--QUITE DIFFERENT

   A positive (if muted)  consumer  spending trend should be  sustainable,  based on continued  gradual  improvements on the employment  front,  a leveling out of consumer  savings  rates,  and  reluctance on the part of  corporations  to cut pay or benefits any further. Although the "Great Recession" will go down in the record books as the worst economic period since the
Great  Depression,  there are  positive  forces  today that are likely to keep our  economy  in a moderate  but  sustainable recovery.  With capacity  utilization at 71.8% and with  productivity  growth at 8.1%, the  inflationary  outlook is benign.
Although  there are signs that the weakness in the dollar may be over,  it is likely to settle in at a fairly low level that will continue to support our exports and multi-national corporations' profit margins.

   Normally the deepest recessions have historically produced the sharpest recoveries,  but the probability of a recovery in
2010  occurring  at a quick  pace  seems low  because of what we believe  will  prove to be  persistent  joblessness,  at an above-average level, and because of ongoing credit restraint resulting from damage to the securitization markets. Unless the fixed-income  markets reopen to the  securitizing of lower-quality  credit  receivables such as credit cards, car loans, and other types of subprime  loans,  the lower  middle-income  segment in this country will not be able to leverage their income gains in the recovery.

   Although money flow data emanating from the mutual fund complex  continues to show investors moving their invested assets from domestic stock funds, to bond and  international  equity funds,  recent results from a January 2010 Citigroup  investor survey indicates that more than 80% of professional  investors say they are overweight  equities,  with less than 20% saying they are overweight  fixed-income.  Tops on the list of investor  concerns are  government  policy  missteps,  international tensions/terrorism,  and the fragile  condition of commercial  real estate.  Investors are relatively  less concerned  about inflation/deflation,  the weak dollar,  and the profit cycle.  Favored sectors  continue to include  energy,  technology and materials, with more defensive consumer staples,  telecommunications,  and utilities viewed as least attractive.  The survey indicates that investors favor growth stocks over value stocks,  despite the fact that value has  outperformed  growth since the market bottom in March 2009 (with the total returns of the Russell 3000 Growth and 3000 Value Indices,  66.5% and 72.0%,
respectively,  substantiating  the market  performance).  This isn't  surprising  given that profit  margins  reached unduly depressed levels in 2009 and have been in a strong recovery mode since then. This is a normal occurrence at economic troughs and one that favors value stocks and lower-quality stocks in general, as the market enters the first leg of recovery.

                                                             3
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
WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
============================================================================================================================

   The worst sectors for 2009 were telecom and utilities,  up 8.9% and 11.9%,  respectively for the calendar year. The pivot point for 2009 was March 9, 2009. That's when the market bottomed and defensive  sectors stopped working.  At the same time, low-quality,  high-beta  stocks rose to lead the market,  up from the bottom--as  confidence rose that many of the companies were priced for possible  bankruptcy during 2009. Many of these stocks rose from the ashes and produced returns in excess of
100% for the year.  These types of companies are more heavily  represented in the consumer  discretionary,  basic materials, technology, and financial sectors.

LOOKING AHEAD

   Looking at the estimates  for the S&P 500 for  remainder of the Funds'  fiscal year,  which will end on June 30, 2010, we believe that the highest earnings growth rate  expectations are found in energy,  basic  materials,  and financials,  all of which had large  reductions in earnings in the last year--due to a retrenchment  of commodity  prices from the prior year or large charges from bad loans and investments. We believe that health care is the cheapest sector, based on expected 2010 P/E and its long-term growth expectations. The impact of government intervention into health care business models is expected to keep this sector cheap and provide  opportunity,  as the new healthcare bill takes  shape--and looks to be less onerous than initially feared.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON SMALL-CAP STRATEGY FUND

   The Institutional  Shares of the Wilmington Small-Cap Strategy Fund (the "Fund") returned 23.52% for the six months ended
December  31,  2009,  compared to a return of 23.90% for the Russell  2000  Index.  The  strategy of the Fund was revised on
February 1, 2009, from active management by several outside managers to passive management by affiliated  managers,  to seek to exceed the  performance  of the Russell 2000 Index  through  tactical  investment  tilts and to maintain an expense ratio comparable to purely passive strategies. We expect that the returns of the Fund will closely track those of the Russell 2000
Index.

   The Fund began the third quarter of 2009 neutral to the Russell 2000 benchmark.  At the end of July, the Fund implemented a 40% value / 60% growth style tilt.  During  August,  the Russell 2000 Growth Index  underperformed  the Russell 2000 Value
Index by 3.7%. In September,  the Russell 2000 Growth Index outperformed the Russell 2000 Value Index by 1.5%. The impact of the tilt resulted in the Fund's  performance  lagging that of the Russell Index for the quarter ended September 30, 2009. At the end of September,  the Fund was rebalanced to 50% value / 50% growth target. In keeping with the  recommendations of the
Wilmington Trust Investment Strategy Team ("IST"), Rodney Square Management Corporation ("RSMC") kept the style-tilt neutral to the Russell 2000 benchmark  throughout the quarter ended December 31, 2009.  Therefore,  the Fund's  performance  was not impacted by tactical asset allocation calls. The Fund was essentially replicating the Russell 2000 and slightly outperformed the index during the fourth quarter of 2009. The Fund  underperformed  the index by 38 basis points for the six-month period ended December 31, 2009.

   At the end of December, the IST recommended  maintaining the neutral stance on style. The Fund is currently positioned to track the Russell 2000 Core Index. The IST and Wilmington Trust Investment  Research Team are evaluating  additional tactics which RSMC can use to help improve the risk-adjusted return of the Fund.

                                                             4

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
============================================================================================================================

     The top ten holdings as of December 31, 2009, representing approximately 2.3% of total investments, were:

                                                PERCENT OF TOTAL                                            PERCENT OF TOTAL
10 LARGEST HOLDINGS                               INVESTMENTS      10 LARGEST HOLDINGS                         INVESTMENTS
----------------------                          ----------------   ---------------------                    ----------------
Human Genome Sciences, Inc.                           0.5%         Highwoods Properties, Inc.                      0.2%
3Com Corp.                                            0.2%         Skyworks Solutions, Inc.                        0.2%
Tupperware Brand Corp.                                0.2%         Assured Guaranty, Ltd.                          0.2%
Solera Holdings, Inc.                                 0.2%         Bally Technologies, Inc.                        0.2%
E*TRADE Group, Inc.                                   0.2%         Atheros Communications, Inc.                    0.2%

   The following  table  compares the  performance  of the Fund with that of the Russell 2000 Index and the S&P SmallCap 600
Index for the periods ended December 31, 2009.

                                             WILMINGTON SMALL-CAP STRATEGY FUND

----------------------------------------------------------------------------------------------------------------------------
                                                                                          Average Annual Total Returns
                                                                                    ----------------------------------------
                                                                                     SIX                           SINCE
                                                                                    MONTHS   1 YEAR   5 YEARS   INCEPTION(1)
                                                                                    ------   ------   -------   ------------
Small-Cap Strategy Fund
  -- Institutional Shares                                                           23.52%   24.91%    -1.47%       4.31%
Russell 2000 Index                                                                  23.90%   27.17%     0.51%       6.61%
S&P SmallCap 600 Index                                                              24.73%   25.57%     1.36%       7.63%

----------

FUND EXPENSE RATIOS(2): INSTITUTIONAL SHARES - 1.54% (GROSS) & 0.27% (NET)

----------------------------------------------------------------------------------------------------------------------------

----------

PERFORMANCE  SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE
WILL FLUCTUATE.  SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE
ASSUME THE REINVESTMENT OF ALL  DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND
DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR
REIMBURSED.  CURRENT  PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE.  PERFORMANCE  DATA CURRENT TO THE MOST RECENT
MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN  INVESTMENT  IN THE FUND IS NOT  INSURED  BY THE FDIC OR ANY OTHER  GOVERNMENTAL  AGENCY,  IS NOT A  DEPOSIT  OF OR OTHER
OBLIGATION OF OR GUARANTEED BY WILMINGTON  TRUST OR ANY OTHER BANK OR ENTITY,  AND IS SUBJECT TO RISKS  INCLUDING A POSSIBLE
LOSS OF THE  PRINCIPAL  AMOUNT  INVESTED.

SMALL COMPANY  STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE  SECURITIES  OF MORE  ESTABLISHED  COMPANIES
BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

(1)  THE SINCE  INCEPTION  RETURNS  SHOWN FOR THE  INSTITUTIONAL  SHARES AND THE  INDICES  ARE FOR THE PERIOD  JULY 1, 2003,
     COMMENCEMENT OF OPERATIONS FOR THE INSTITUTIONAL SHARES, THROUGH DECEMBER 31, 2009.

(2)  THE EXPENSE  RATIOS SHOWN ARE FROM THE MOST RECENT  PROSPECTUS  DATED  NOVEMBER 1, 2009 AND MAY DIFFER FROM THE EXPENSE
     RATIOS  DISCLOSED IN THE FINANCIAL  HIGHLIGHTS  TABLE IN THIS REPORT.  NET EXPENSES  REDUCED BY CONTRACTUAL  FEE WAIVER
     AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS.

                                                             5

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
============================================================================================================================

WILMINGTON MULTI-MANAGER LARGE-CAP FUND

   The Institutional Shares of the Wilmington  Multi-Manager  Large-Cap Fund (the "Fund") returned 20.37% for the six months ended December 31, 2009, compared to a return of 23.11% for the Russell 1000 Index.

   The materials sector was the leading-performing  sector in the period, posting returns close to +32.0%,  followed closely by consumer discretionary.  Utilities and telecom were the two worst-performing  sectors, both returning less than +16.0% in the period.

   The Fund currently has an overweight allocation to mega-capitalization  stocks and a corresponding underweight to mid-cap stocks.  This decision had a negative  impact on relative  returns as the Russell Top 200 Index (proxy for mega-cap  stocks)
returned +21.4% in the period and trailed the performance of the Russell Midcap Index which returned +27.8%.

   The Fund began the period with an  equally-weighted  allocation between growth and value. From the end of July to the end of September,  the Fund shifted its tactical  allocation to 40% value and 60% growth.  This decision  detracted  from excess returns as the  Russell  1000 Value  returned  +9.3% in those two months as opposed to the Russell  1000 Growth  Index which returned +6.4% in the same time period.  Finally,  from the end of September through December,  the Fund reverted back to an equally-weighted  allocation  between growth and value. For the entire period,  the Russell 1000 Value Index returned +23.2%
and the Russell 1000 Growth Index returned +23.0%.

   At the end of December,  the Fund shifted its tactical allocation to 70% growth and 30% value based on the publication of the Wilmington  Trust 2010 Capital Markets  Forecast.  To accomplish this change,  we reallocated  assets from the large-cap value portfolio managed by Armstrong Shaw Associates,  Inc., to an index replication portfolio,  managed by Wilmington Trust
Investment Management, LLC ("WTIM").

   The Fund now employs two active managers:  Montag & Caldwell, Inc. ("Montag") and First Quadrant, L.P. The Fund also uses
WTIM to implement a passive strategy of acquiring large  capitalization  stocks and weighting the resulting  portfolio using several fundamental, rather than market capitalization, metrics (the "Fundamentally Weighted Equity Strategy"). In addition, the Fund engages  WTIM to manage an index  replication  portfolio  based on the Russell  1000 Index.  Finally,  the Fund has investments in exchange traded funds (iShares Trust) based on the S&P 100 Index.

   The  Fundamentally  Weighted Equity Strategy returned +24.8% and exceeded its Russell 1000 Value Index benchmark by 1.6%.
All three fundamental factors (free cash flow,  dividends,  and net income) outperformed the Russell 1000 Value Index in the quarter.  The strategy's  investment process resulted in an overweight  allocation to technology stocks which had a positive effect on the portfolio's relative returns.

   The large-cap  growth  portfolio  managed by Montag,  returned +20.3% and trailed its benchmark,  the Russell 1000 Growth
Index, by 2.7%. Good stock selection in energy (overweight position in Cameron International, +47.7% in the period) was more than offset by weak stock selection in technology (overweight position in Research in Motion, -5.0% in the period), consumer discretionary  (overweight  position in TJX Inc.,  +16.9% in the period),  and  financials  (overweight  position in Charles
Schwab, +8.0% in the period). Research in Motion has been a position held by Montag for several years. In the second quarter
2009, this stock was +64.9%.  Montag reduced its position ahead of the company's second quarter earnings report as the stock had been strong and the position  approached 5% of the portfolio.  The position was reduced  further  following the earnings release,  which disappointed  investors' revenue  expectations.  The revenue shortfall was attributed to weak enterprise new subscriber  growth and lower average  selling  prices.  Montag  increased the  portfolio's  position twice during the fourth quarter after the company

                                                             6

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
============================================================================================================================

reported strong earnings results with  above-consensus  results and guidance.  Montag believes that there is opportunity for price/earnings  multiple  expansion  as the  smartphone  market  is  going  mainstream,  and  the  company  continues  to be well-positioned to lead the charge with a wide range of attractively priced,  fully-featured devices and a growing number of consumer and business applications.

   The portfolio  managed by the Fund's core  quantitative  manager,  First  Quadrant L.P.,  returned  +20.6% and lagged the performance of its benchmark,  the Russell 1000 Index, by 2.5%. The portfolio's  overweight allocation to high book-to-price stocks was a slight  headwind  during the period.  Stock  selection  was weak across most sectors as the names the portfolio owned were ones that had a lower amount of financial leverage and lower beta, areas which posted strong absolute returns but poor relative returns.

   The portfolio managed by the Fund's active value manager,  Armstrong,  returned +20.6% and trailed the Russell 1000 Value
Index by 2.6%. The  portfolio's  overweight  allocation to  mega-capitalization  companies had a negative impact on relative returns in the period. An overweight allocation in technology made positive relative  contributions but was more than offset by weak stock  selection in financials  (overweight  position in Bank of New York Mellon,  -3.9% in the period) and consumer discretionary (overweight position in Comcast, +14.6% in the period).

   The Fund's  small  allocation  to the  iShares  S&P 100 Index ETF had a slight  negative  impact on the  Fund's  relative performance as the ETF returned +20.9% in the period and lagged the Fund's benchmark by 2.2%.

   The Fund continues to emphasize  quality (high  profitability,  low earnings  variability)  among the active  managers it employs within the Fund and also the ETFs it owns.

   The top ten holdings as of December 31, 2009, representing approximately 17.0% of total investments, were:

                                                PERCENT OF TOTAL                                            PERCENT OF TOTAL
10 LARGEST HOLDINGS                                INVESTMENTS     10 LARGEST HOLDINGS                         INVESTMENTS
----------------------                          ----------------   ---------------------                    ----------------
Hewlett-Packard Co.                                   2.1%         Apple, Inc.                                    1.7%
Exxon Mobil Corp.                                     1.9%         Abbott Laboratories                            1.6%
iShares S&P 100 Index Fund                            1.8%         Wal-Mart Stores, Inc.                          1.6%
JPMorgan Chase & Co.                                  1.8%         The Coca-Cola Co.                              1.5%
Google, Inc. - Class A                                1.7%         Procter & Gamble Co.                           1.3%

                                                             7

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
============================================================================================================================

   The following  table  compares the  performance of the Fund with that of the Russell 1000 Index and the S&P 500 Index for the periods ended December 31, 2009.

                                           WILMINGTON MULTI-MANAGER LARGE-CAP FUND

----------------------------------------------------------------------------------------------------------------------------
                                                                                      Average Annual Total Returns
                                                                             -----------------------------------------------
                                                                      SIX                            SINCE          SINCE
                                                                     MONTHS   1 YEAR   5 YEARS   INCEPTION(1)   INCEPTION(2)
                                                                     ------   ------   -------   ------------   ------------
Large-Cap Fund
  -- Institutional Shares                                            20.37%   24.40%    -0.55%      2.50%           NA
  -- A Shares (with sales charge)(3)                                 16.36%   20.15%       NA         NA          -3.18%
  -- A Shares at NAV                                                 20.55%   24.45%       NA         NA          -2.33%
Russell 1000 Index                                                   23.11%   28.43%     0.79%      4.60%         -0.70%
S&P 500 Index                                                        22.59%   26.46%     0.42%      4.16%         -0.88%

----------

FUND EXPENSE RATIOS(4): INSTITUTIONAL SHARES - 1.20% (GROSS) & 1.02% (NET),
                        A SHARES - 1.45% (GROSS) & 1.27% (NET)

----------------------------------------------------------------------------------------------------------------------------

----------

PERFORMANCE  SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE
WILL FLUCTUATE.  SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE
ASSUME THE REINVESTMENT OF ALL  DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND
DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR
REIMBURSED.  CURRENT  PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE.  PERFORMANCE  DATA CURRENT TO THE MOST RECENT
MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN  INVESTMENT  IN THE FUND IS NOT  INSURED  BY THE FDIC OR ANY OTHER  GOVERNMENTAL  AGENCY,  IS NOT A  DEPOSIT  OF OR OTHER
OBLIGATION OF OR GUARANTEED BY WILMINGTON  TRUST OR ANY OTHER BANK OR ENTITY,  AND IS SUBJECT TO RISKS  INCLUDING A POSSIBLE
LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1)  THE SINCE  INCEPTION  RETURNS  SHOWN FOR THE  INSTITUTIONAL  SHARES AND THE  INDICES  ARE FOR THE PERIOD  JULY 1, 2003,
     COMMENCEMENT OF OPERATIONS FOR THE INSTITUTIONAL SHARES, THROUGH DECEMBER 31, 2009.

(2)  THE SINCE INCEPTION  RETURNS SHOWN FOR THE A SHARES AND THE INDICES ARE FOR THE PERIOD DECEMBER 20, 2005,  COMMENCEMENT
     OF OPERATIONS FOR THE A SHARES, THROUGH DECEMBER 31, 2009.

(3)  PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4)  THE EXPENSE  RATIOS SHOWN ARE FROM THE MOST RECENT  PROSPECTUS  DATED  NOVEMBER 1, 2009 AND MAY DIFFER FROM THE EXPENSE
     RATIOS  DISCLOSED IN THE  FINANCIAL  HIGHLIGHTS  TABLE IN THIS REPORT.  NET  EXPENSES  REDUCED BY VOLUNTARY  FEE WAIVER
     AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS.

                                                             8

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
============================================================================================================================

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

   The  Institutional  Shares of the Wilmington  Multi-Manager  International  Fund (the "Fund") returned 23.71% for the six months  ended  December  31,  2009,  compared to a return of 24.16% for the MSCI All Country  World ex-US Index  ("MSCI ACWI
ex-US") and 22.07% for the MSCI EAFE Index.

   It was a tale of two halves  during  the six month  period.  In the first  three  months,  international  equity  markets maintained the torrid rally which started in early March as the MSCI ACWI ex-US returned +19.7%. These returns were aided by the  relative  weakness  of  the  U.S.  dollar  as  the  overall  impact  of  currency  fluctuations  helped  to  boost  the dollar-denominated  returns  by 5% in the third  quarter  of 2009.  The  financial  sector  continued  its rally and was the leading-performing sector. Australia and Greece were the best performing developed countries while Peru and Hungary were the best performing emerging markets.

   After two consecutive quarters of double-digit gains,  international equity markets took a breather in the fourth quarter of calendar year 2009 and returned to a more normal return environment as the MSCI ACWI ex-US returned +3.7%. However at the country level, there was still a great variation in performance during the quarter ended December 31, 2009. Within developed countries, commodity-rich countries such as Canada, Australia, and Norway had above-average returns. European countries that have been dealing with large fiscal deficits such as Portugal, Italy, and Ireland posted below-average returns. Japan, where the economic  recovery is also expected to be anemic,  had negative  returns in the fourth quarter as well.  Within emerging markets,  the Latin America region,  led by commodity-rich  nations such as Brazil and Chile, was the top regional performer for the quarter while the Far East region was the laggard. Among frontier markets, Kuwait and United Arab Emirates stood out for their double-digit drop in returns due to the Dubai debt restructuring crisis.

   For the entire six-month period, the Fund had a tactical allocation of 37% to emerging markets. The MSCI Emerging Markets
Net Index  returned  +31.2% and  outperformed  the Fund's  benchmark by 7.0%. The Fund's  overweight  allocation to emerging markets (the MSCI ACWI ex-US had a 22%  allocation to emerging  markets on December 31) had a positive  effect on the Fund's relative performance.

   The Fund began the six-month period with a tactical  allocation of 63% developed  countries  large-cap  stocks. At end of
October,  the Fund was  transitioned  to a tactical  allocation of 53% developed  large-cap and 10% developed  small-cap and maintained  this allocation for the rest of the six-month  period.  This tactical  allocation to developed  small-caps had a negative effect on the Fund's excess returns during the period as developed  small-caps  underperformed the Fund's benchmark for the last two months (MSCI EAFE Small Cap Index returned +1.5% in November and December  compared with +5.0% for the MSCI
ACWI ex-US over the same time frame).

   The Fund started the six-month period with an equally-weighted allocation between developed countries large-cap value and growth. At the beginning of October,  the Fund shifted to a tactical allocation within developed large-cap of 40% growth and
60% value.  This allocation  detracted from the Fund's  relative  returns as the MSCI ACWI ex-US Growth Index returned +4.3%
over the last three months while the MSCI ACWI ex-US Value Index returned  +0.7%.  At the end of the six-month  period,  the
Fund changed the tactical allocation within developed  large-cap to 70% value and 30% growth as the International  Large-Cap
Value Versus Growth tactical allocation model showed a stronger value signal.

   The Fund employs six  investment  managers:  Dimensional  Fund Advisors LP ("DFA"),  Goldman Sachs Asset  Management,  LP
("GSAM"), Artio Global Investment Management, LLC ("Artio"), Acadian Asset Management, LLC ("Acadian"), Parametric Portfolio
Associates, LLC ("Parametric"), and Principal Global

                                                             9

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
============================================================================================================================

Investors LLC  ("Principal").  In addition,  in the latter half of the period,  the Fund  invested in two developed  country small-cap  mutual funds,  MFS  International  New Discovery Fund and Vanguard  International  Explorer Fund. We believe that manager selection, overall, had no material impact on the Fund's excess returns.

   The  portfolio  managed by DFA returned  +24.8% and exceeded its MSCI EAFE Value Net Index  benchmark.  DFA's  investment process to overweight high  book/market  value stocks and underweight  low book/market  growth stocks greatly  benefited the portfolio while their bias to invest in smaller-capitalization  stocks had a slight negative effect on the portfolio.  DFA's decision to underweight Japan also had a positive influence on relative returns.

   The  portfolio  managed by GSAM  returned  +20.5% and trailed its MSCI EAFE Growth Net Index  benchmark  by 1.2%.  GSAM's investment themes overall had a slight positive effect led by quality.  However, weak stock selection in energy and consumer staples had a more  meaningful  impact on the portfolio's  relative  returns,  as did having an underweight  position in Rio
Tinto.

   The portfolio  managed by Artio returned  +24.0% and exceeded its MSCI EAFE Net Index  benchmark by 1.9%. The portfolio's allocation to emerging markets,  particularly  Brazil,  Korea, Czech Republic and Russia, had the largest positive impact on results as did its underweight to Japan. From a sector perspective,  an overweight to materials was of notable benefit given robust demand for commodities  worldwide.  Stock selection in technology and consumer discretionary sectors was also strong, while the portfolio's position in cash equivalents detracted from relative results as did stock selection in telecom.

   The portfolio  managed by Acadian  returned +19.5% and lagged its MSCI EAFE Net Index benchmark by 2.6%.  Stock selection and country  allocations  detracted  nearly equally from active  returns.  The portfolio lost notable  relative value from a combination of  overweighting  and stock selection in Japan. The portfolio was also  underweighted  in materials,  which was costly as  commodities  prices  continued to recover during the period.  On the positive side, the portfolio  added moderate value with its stock selection in Germany.

   The portfolio managed by Parametric returned +30.8% and slightly trailed its MSCI Emerging Markets Net Index benchmark by
0.4%. The portfolio's  structural  underweight to China was the largest positive factor as the country returned +18.1%,  far below the benchmark index. The portfolio's  structural  underweight position in Brazil was the largest negative influence on relative returns as the country  returned  +43.9%.  Another negative factor was ownership of stocks in Kuwait and the United
Arab Emirates.

   The portfolio managed by Principal  returned +33.7% and outperformed its benchmark,  the MSCI Emerging Markets Net Index, by 2.5%. Stock selection and asset  allocation were both positive on a country and sector basis. The portfolio  outperformed in consumer  discretionary,  telecom,  and  materials  sectors  whereas  energy and  technology  contributed  negatively  to performance.  On a relative basis,  the  portfolio's  small active  weighting  positions in Russia,  India,  and South Korea contributed positively to performance for the period whereas China and Mexico detracted from performance.

   At the end of October,  the Fund invested in two  actively-managed  developed  country  small-cap  mutual  funds--the MFS
International  New Discovery Fund,  which returned +5.9% in the last two months of the period and outperformed the MSCI EAFE
Small Cap Net Index by 4.4%, and the Vanguard  International Explorer Fund which returned +3.2% in November and December and outperformed  the MSCI EAFE Small Cap Net Index by 1.7%.  The  ownership  of these two mutual funds  combined to  positively contribute to the Fund's excess returns.

                                                             10

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
============================================================================================================================

   The top ten holdings as of December 31, 2009, representing approximately 17.3% of total investments, were:

                                                PERCENT OF TOTAL                                            PERCENT OF TOTAL
10 LARGEST HOLDINGS                                INVESTMENTS     10 LARGEST HOLDINGS                        INVESTMENTS
----------------------                          ----------------   ------------------------                 ----------------
MFS International New                                              Nestle SA                                      0.9%
  Discovery Fund                                      4.0%         BHP Billiton, Ltd.                             0.8%
Vanguard International                                             BP PLC                                         0.7%
  Explorer Fund                                       3.9%         Allianz SE - Registered Shares                 0.7%
Vanguard Emerging                                                  HSBC Holdings PLC                              0.7%
  Markets Fund ETF                                    3.2%         Sanofi-Aventis SA                              0.6%
iShares MSCI EAFE
  Small Cap Index Fund                                1.8%

   The following performance table compares the performance of the Fund with that of the MSCI ACWI ex-US Index and MSCI EAFE
Index for the periods ended December 31, 2009.

                                         WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

----------------------------------------------------------------------------------------------------------------------------
                                                                                         Average Annual Total Returns
                                                                                  ------------------------------------------
                                                                          SIX                                       SINCE
                                                                         MONTHS   1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                                                                         ------   ------   -------   --------   ------------
International Fund
  -- Institutional Shares                                                23.71%   37.15%    4.02%      0.06%         NA
  -- A Shares (with sales charge)(2)                                     19.20%   31.91%     NA         NA         0.61%
  -- A Shares at NAV                                                     23.43%   36.73%     NA         NA         1.51%
MSCI ACWI ex-US                                                          24.16%   41.45%    5.83%      2.71%       3.39%
MSCI EAFE Index                                                          22.07%   31.78%    3.54%      1.17%       1.22%

----------

FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 1.44% (GROSS) & 1.42% (NET),
                        A SHARES - 1.69% (GROSS) & 1.67% (NET)

----------------------------------------------------------------------------------------------------------------------------

                                                             11

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
============================================================================================================================

----------

PERFORMANCE  SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE
WILL FLUCTUATE.  SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE
ASSUME THE REINVESTMENT OF ALL  DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND
DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR
REIMBURSED.  CURRENT  PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE.  PERFORMANCE  DATA CURRENT TO THE MOST RECENT
MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN  INVESTMENT  IN THE FUND IS NOT  INSURED  BY THE FDIC OR ANY OTHER  GOVERNMENTAL  AGENCY,  IS NOT A  DEPOSIT  OF OR OTHER
OBLIGATION OF OR GUARANTEED BY WILMINGTON  TRUST OR ANY OTHER BANK OR ENTITY,  AND IS SUBJECT TO RISKS  INCLUDING A POSSIBLE
LOSS OF THE PRINCIPAL AMOUNT INVESTED.

INVESTING  IN FOREIGN  SECURITIES  MAY INVOLVE  CERTAIN  ADDITIONAL  RISK,  INCLUDING,  BUT NOT LIMITED  TO,  EXCHANGE  RATE
FLUCTUATIONS, LESS LIQUIDITY, GREATER VOLATILITY, LESS REGULATION AND MORE POLITICAL AND ECONOMIC INSTABILITY.

(1)  THE SINCE  INCEPTION  RETURN IS NOT  PROVIDED FOR SHARE  CLASSES THAT ARE MORE THAN TEN YEARS OLD. THE SINCE  INCEPTION
     RETURNS SHOWN FOR A SHARES AND THE INDEX ARE FOR THE PERIOD  DECEMBER 20, 2005,  COMMENCEMENT  OF OPERATIONS  FOR THE A
     SHARES, THROUGH DECEMBER 31, 2009.

(2)  PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(3)  THE EXPENSE  RATIOS SHOWN ARE FROM THE MOST RECENT  PROSPECTUS  DATED  NOVEMBER 1, 2009 AND MAY DIFFER FROM THE EXPENSE
     RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

                                                             12
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
WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
============================================================================================================================

WILMINGTON MULTI-MANAGER REAL ASSET FUND

   For the six months ended December 31, 2009, the Institutional Shares of the Wilmington Multi-Manager Real Asset Fund (the
"Fund")  returned 11.49%  compared to a return of 14.94% for the custom  benchmark.  The custom  benchmark is a blend of 40%
Barclays  Capital World  Government  Inflation-Linked  Bond ("ILB") Index (hedged,  USD),  30% S&P Developed  Property Index
(hedged, USD), and 30% Dow Jones-UBS Commodity Index ("DJUBSCI"). During the period, the Barclays World Government ILB Index gained 5.0%, the S&P Developed  Property Index gained 30.3%, and the DJUBSCI gained 13.7%.  While the Fund's active managers added value during the period,  it was not enough to offset the impact of the tactical asset  allocation and the exposure to the Deutsche Bank Liquid Commodity Index-Optimum Yield ("DBLCI-OY").

   The decision to remain tactically  underweight in global real estate and overweight in global ILBs was the largest source of performance variance between the Fund and its long-term blended benchmark. The Fund had a 15% tilt toward global ILBs and away from global real estate  securities in July. At the  beginning of August,  that tilt was somewhat  reduced and the Fund moved to an allocation of 50% global ILBs, 20% global real estate,  and 30%  commodities  for the remainder of the six-month period.  The tactical  overweight to ILBs and the tactical  underweight to real estate was in place for three  reasons:  our proprietary,  tactical  real asset model  preferred  ILBs and  commodities  relative to real  estate;  we believed  the more leveraged nature of real estate securities made their  risk-adjusted  returns less attractive;  and finally, it was expected that the  implementation of an aggressive  stimulus plan in China could provide a significant  tailwind to  commodities--and therefore inflation--making ILBs a good risk-adjusted way to play the impact of the Chinese/global stimulus.

   Being underweight in global real estate securities served as a significant  opportunity cost for the Fund, as public real estate fared the best of the Fund's three main exposures during the six-month period. The S&P Developed Property Index ended the period up 30.3%. Three major factors contributed to the rally of real estate securities: first, property companies moved decisively to repair their balance sheets as companies raised material amounts of equity;  second, the debt markets began to open for property companies due in part to the equity raising,  but also as a result of broader credit market  improvements;
and finally,  investors  began to anticipate the "buying  opportunities"  that these  companies might have available to them should attractively priced real estate be brought to market.

   The portfolio  managed by ING Clarion Real Estate  Securities  LP ("ING CRES"),  one of the Fund's two global real estate managers, beat its global benchmark by approximately 300 basis points during the period. The portfolio benefited from strong stock selection in the U.S.,  Europe,  and Japan. The portfolio managed by EII Realty  Securities,  Inc. ("EII"),  the other global real estate manager,  also fared relatively well,  outpacing its global benchmark by 80 basis points. EII's portfolio was also helped by strong stock selection in Europe and Japan, as well as in Hong Kong.

   Global ILBs, as measured by the Barclays Capital World Government ILB Index,  gained 5.0% during the second half of 2009.
Global ILBs rose as real interest  rates  generally  declined  across all markets.  The portfolio of global  developed-  and emerging-market  ILBs managed by Pacific Investment  Management Company LLC ("PIMCO")  outperformed its blended benchmark by
0.8%.  (PIMCO's  blended  benchmark  consists of 85% Barclays World  Government ILB Index and 15% Barclays  Emerging  Market
Government  ILB Index.) The PIMCO  portfolio  benefited  from an  underweight  to Greek ILBs (which posted heavy losses amid credit downgrades), tactical exposure to emerging market currencies, and tactical exposure to corporate bonds. The portfolio of global,  developed-market ILBs managed by Sinopia Asset Management  ("Sinopia") also had good relative performance during the period. The Sinopia portfolio outperformed the

                                                             13
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
WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
============================================================================================================================

Barclays World Government ILB Index by 0.3%, due primarily to overweight positions in Japanese and U.S. ILBs.

   Commodities  returned  13.7% in the last six months of the year,  as measured by the  DJUBSCI.  Returns by sector  varied widely during the period,  with industrial  metals faring the best (+40%) and livestock the worst (-6%). The PIMCO Commodity
RealReturn  Fund (the  "PIMCO  Fund")  gained  22.2%,  beating the DJUBSCI by 850 basis  points.  The PIMCO Fund  invests in derivative securities whose performance is linked to the DJUBSCI,  while the collateral portion of the portfolio is actively managed by investing primarily in domestic ILBs in an attempt to add incremental  returns,  along with additional  inflation hedging. The PIMCO Fund's excess return,  therefore,  can be attributed to return for the collateral portfolio exceeding the return of T-Bills,  which is the implied  cost-of-carry  for the index.  The return of the Credit  Suisse  Commodity  Return
Strategy  Fund,  which has a similar  structure  as the PIMCO Fund but invests the  collateral  primarily  in enhanced  cash securities,  also exceeded the DJUBSCI  return during the period.  The Credit Suisse Fund gained 14.1%,  placing it 40 basis points ahead of the index.

   Also in the commodities space, the exposure to the DBLCI-OY detracted value from the Fund's overall returns.  Exposure to this index is attained via  investment  in the  PowerShares  DB Commodity  Index  Tracking  Fund,  as well as  investment in structured notes.  During the period, the DBLCI-OY gained 10.3%, which lagged the DJUBSCI's gain of 13.7%. While the dynamic method of rolling  expiring futures  contracts that the DBLCI-OY  employs added value over the period,  it was not enough to offset the index's lack of exposure to copper (which gained +45%) and overweight allocation to wheat (which lost -9%).

   The top ten holdings as of December 31, 2009, representing approximately 38.9% of total investments, were:

                                                PERCENT OF TOTAL                                            PERCENT OF TOTAL
10 LARGEST HOLDINGS                               INVESTMENTS      10 LARGEST HOLDINGS                         INVESTMENTS
----------------------                          ----------------   ----------------------                   ----------------
PowerShares DB Commodity                                           U.S. Treasury Inflation
  Index Tracking Fund                                16.8%           Indexed Notes, 1.88%, 7/15/15                2.0%
Credit Suisse Commodity Return                                     Japanese Government CPI
  Strategy Fund                                       4.6%           Linked Bond, 1.40%, 3/10/18                  1.9%
PIMCO Commodity                                                    U.S. Treasury Inflation
  RealReturn Strategy Fund -                                         Indexed Notes, 1.88%, 7/15/13                1.7%
  Institutional Shares                                4.4%         Italy Buoni Poliennali
U.S. Treasury Inflation                                              Del Tesoro, 2.35%, 9/15/19                   1.3%
  Indexed Notes, 3.88%, 4/15/29                       2.6%         Deutsche Bank AG, London
U.S. Treasury Inflation                                              Branch, Structured Note
  Indexed Notes, 4.25%, 1/15/10                       2.4%           Linked to the DB Liquidity
                                                                     Commodity Index, 0.13%, 1/7/10               1.2%

                                                             14
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
WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
============================================================================================================================

   The  following  table  compares  the  performance  of the  Fund  with  that  of the  Barclays  Capital  World  Government
Inflation-Linked  Bond Index ("Barclays GILB Index"),  the Barclays Capital US Treasury Inflation Protected Securities Index
("Barclays US TIPS Index"), and the Fund's blended benchmark for the periods ended December 31, 2009.

                                          WILMINGTON MULTI-MANAGER REAL ASSET FUND

----------------------------------------------------------------------------------------------------------------------------

                                                                                       Average Annual Total Returns
                                                                              ----------------------------------------------
                                                                      SIX                           SINCE          SINCE
                                                                     MONTHS   1 YEAR   5 YEARS   INCEPTION(1)   INCEPTION(2)
                                                                     ------   ------   -------   ------------   ------------
Real Asset Fund
  -- Institutional Shares                                            11.49%   12.90%    5.48%       10.36%            NA
  -- A Shares (with sales charge)(3)                                  7.40%    8.57%      NA           NA           2.60%
  -- A Shares at NAV                                                 11.29%   12.52%      NA           NA           3.51%
Blended Index: GILB/S&P Dev
  Pr/DJ-UBS(4)                                                       14.94%   21.26%    4.27%        7.21%          2.97%
Barclays GILB Index                                                   5.00%    8.83%    4.81%        5.13%          4.57%
Barclays US TIPS Index                                                4.89%   11.41%    4.63%        5.16%          5.08%

----------

FUND EXPENSE RATIOS(5): INSTITUTIONAL SHARES - 0.96% (GROSS & NET),
                        A SHARES - 1.21% (GROSS & NET)

----------------------------------------------------------------------------------------------------------------------------

----------

PERFORMANCE  SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE
WILL FLUCTUATE.  SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE
ASSUME THE REINVESTMENT OF ALL  DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND
DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR
REIMBURSED.  CURRENT  PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE.  PERFORMANCE  DATA CURRENT TO THE MOST RECENT
MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE
WILL FLUCTUATE.  SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER
OR HIGHER THAN THAT SHOWN HERE.  PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

AN  INVESTMENT  IN THE FUND IS NOT  INSURED  BY THE FDIC OR ANY OTHER  GOVERNMENTAL  AGENCY,  IS NOT A  DEPOSIT  OF OR OTHER
OBLIGATION OF OR GUARANTEED BY WILMINGTON  TRUST OR ANY OTHER BANK OR ENTITY,  AND IS SUBJECT TO RISKS  INCLUDING A POSSIBLE
LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1)  THE SINCE  INCEPTION  RETURNS  SHOWN FOR THE  INSTITUTIONAL  SHARES AND THE  INDICES  ARE FOR THE PERIOD  JULY 1, 2003,
     COMMENCEMENT OF OPERATIONS FOR THE INSTITUTIONAL SHARES, THROUGH DECEMBER 31, 2009.

(2)  THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS FOR
     THE A SHARES,  THROUGH  DECEMBER 31, 2009. THE SINCE INCEPTION  RETURNS FOR THE INDICES ARE FOR THE PERIOD DECEMBER 31,
     2005 THROUGH DECEMBER 31, 2009.

(3)  PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4)  THE BLENDED INDEX IS CURRENTLY COMPRISED OF A 40% WEIGHTING OF THE BARCLAYS GILB INDEX, 30% WEIGHTING OF THE S&P GLOBAL
     DEVELOPED  PROPERTY INDEX, AND A 30% WEIGHTING OF THE DOW JONES-UBS  COMMODITY INDEX TOTAL RETURN.  PRIOR TO JANUARY 1,
     2009,  THE BLENDED INDEX WAS  COMPRISED OF A 50%  WEIGHTING OF THE BARCLAYS US TIPS INDEX,  A 30% WEIGHTING OF THE FTSE
     NAREIT EQUITY INDEX AND A 20% WEIGHTING OF THE DOW JONES-AIG COMMODITY INDEX TOTAL RETURN.

(5)  THE EXPENSE  RATIOS SHOWN ARE FROM THE MOST RECENT  PROSPECTUS  DATED  NOVEMBER 1, 2009 AND MAY DIFFER FROM THE EXPENSE
     RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT.

                                                             15
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
WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   PRESIDENT'S MESSAGE -- CONTINUED
============================================================================================================================

   We invite your comments and questions and thank you for your  investment in the Wilmington  Multi-Manager  Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                                                                Sincerely,


                                                                                /s/ John J. Kelley

                                                                                John J. Kelley
                                                                                President

January 25, 2010







YOU SHOULD CONSIDER THE INVESTMENT  OBJECTIVES,  RISKS,  CHARGES AND EXPENSES OF THE FUNDS  CAREFULLY  BEFORE  INVESTING.  A
PROSPECTUS  WITH THIS AND OTHER  INFORMATION  MAY BE OBTAINED  BY CALLING  800-336-9970  OR VISITING  THE FUNDS' WEB SITE AT
www.wilmingtonfunds.com. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. KELLEY'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED
FROM THE INVESTMENT  ADVISER'S RESEARCH AND FROM COMMENTS PROVIDED BY THE PORTFOLIO MANAGERS AND THE SUB-ADVISERS OF EACH OF
THE FUNDS. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

                                                             16
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
WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   EXPENSE DISCLOSURE (UNAUDITED)
============================================================================================================================

DISCLOSURE OF FUND EXPENSES

The following  Expense Tables are shown so that you can understand the impact of fees on your  investment.  All mutual funds have operating  expenses.  As a shareholder of a Fund, you incur ongoing  costs,  including  management  fees and other Fund expenses.  A Fund's  expenses are expressed as a percentage  of its average net assets.  This figure is known as the expense ratio. The following  examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of
$1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

   -  ACTUAL FUND RETURN AND EXPENSES.  The first line of each table below provides  information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account  value by $1,000 (for example,  an $8,600  account value divided by $1,000 = 8.6),  then  multiply the result by the number in the first line under the heading  entitled
      "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

   -  HYPOTHETICAL  5% RETURN AND EXPENSES.  The second line of each table below  provides  information  about  hypothetical account values and hypothetical  expenses based on the Fund's actual expense ratio and an assumed rate of return of 5%
      per year before expenses,  which is not the Fund's actual return. The hypothetical account values and expenses may not be used to  estimate  the  actual  ending  account  balance  or  expenses  you paid for the  period.  You may use this information  to compare  the  ongoing  costs of  investing  in the Fund and other  funds.  To do so,  compare  this 5%
      hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the  expenses  shown in the tables are meant to highlight  your  ongoing  costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing  ongoing costs only,  and will not help you  determine the relative  total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized
Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JULY 1, 2009 TO DECEMBER 31, 2009

EXPENSE TABLES

                                                                               BEGINNING    ENDING                  EXPENSES
                                                                                ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                                                 VALUE       VALUE       EXPENSE     DURING
                                                                                 7/1/09    12/31/09       RATIO      PERIOD*
                                                                               ---------   ---------   ----------   --------
SMALL-CAP STRATEGY FUND
-- INSTITUTIONAL SHARES
Actual Fund Return .........................................................   $1,000.00   $1,235.20      0.25%      $1.41
Hypothetical 5% Return Before Expenses .....................................    1,000.00    1,023.93      0.25        1.28

MULTI-MANAGER LARGE-CAP FUND
-- INSTITUTIONAL SHARES
Actual Fund Return .........................................................   $1,000.00   $1,203.70      1.00%      $5.55
Hypothetical 5% Return Before Expenses .....................................    1,000.00    1,020.11      1.00        5.10

MULTI-MANAGER LARGE-CAP FUND
-- A SHARES
Actual Fund Return .........................................................   $1,000.00   $1,205.50      1.25%      $6.95
Hypothetical 5% Return Before Expenses .....................................    1,000.00    1,018.82      1.25        6.38

                                                             17
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
WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED
============================================================================================================================

                                                                               BEGINNING     ENDING                 EXPENSES
                                                                                ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                                                                                 VALUE       VALUE       EXPENSE     DURING
                                                                                 7/1/09     12/31/09      RATIO      PERIOD*
                                                                               ---------   ---------   ----------   --------
MULTI-MANAGER INTERNATIONAL FUND
-- INSTITUTIONAL SHARES
Actual Fund Return .........................................................   $1,000.00   $1,237.10      1.41%       $7.95
Hypothetical 5% Return Before Expenses .....................................    1,000.00    1,018.01      1.41         7.20
MULTI-MANAGER INTERNATIONAL FUND
-- A SHARES
Actual Fund Return .........................................................   $1,000.00   $1,234.30      1.66%       $9.35
Hypothetical 5% Return Before Expenses .....................................    1,000.00    1,016.74      1.66         8.47
MULTI-MANAGER REAL ASSET FUND
-- INSTITUTIONAL SHARES
Actual Fund Return .........................................................   $1,000.00   $1,114.90      0.91%       $4.85
Hypothetical 5% Return Before Expenses .....................................    1,000.00    1,020.56      0.91         4.65
MULTI-MANAGER REAL ASSET FUND
-- A SHARES
Actual Fund Return .........................................................   $1,000.00   $1,112.90      1.16%       $6.18
Hypothetical 5% Return Before Expenses .....................................    1,000.00    1,019.29      1.16         5.92

* Expenses  are equal to the Fund's  annualized  expense  ratio  multiplied  by the average  account  value over the period, multiplied by the number of days in the most recent fiscal half year, then divided by 365.

                                                             18
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WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)
============================================================================================================================

PORTFOLIO HOLDINGS

DECEMBER 31, 2009

The following tables present a summary of the portfolio  holdings of each of the Small-Cap Strategy Funds and the Wilmington
Multi-Manager Funds as a percentage of its total investments, excluding short-term investments held as collateral for loaned securities.

SMALL-CAP STRATEGY FUND                                         MULTI-MANAGER INTERNATIONAL FUND
 Common Stocks                                                   Common Stocks
  Financials .......................................    19.8%     Financials ......................................    22.6%
  Information Technology ...........................    18.6%     Materials .......................................    10.5%
  Industrials ......................................    15.7%     Energy ..........................................     8.5%
  Health Care ......................................    14.4%     Industrials .....................................     8.5%
  Consumer Discretionary ...........................    13.9%     Consumer Discretionary ..........................     7.8%
  Energy ...........................................     5.1%     Consumer Staples ................................     6.2%
  Materials ........................................     4.7%     Information Technology ..........................     5.9%
  Consumer Staples .................................     3.4%     Telecommunication Services ......................     5.5%
  Utilities ........................................     3.2%     Health Care .....................................     4.1%
  Telecommunication Services .......................     1.1%     Utilities .......................................     3.4%
 Short-Term Investments ...........................      0.1%    Exchange-Traded Funds ............................    13.2%
 Rights ...........................................      0.0%    Preferred Stocks .................................     2.0%
                                                       -----     Call Warrants ....................................     1.3%
                                                       100.0%    Short-Term Investments ...........................     0.3%
                                                       =====     Certificates .....................................     0.2%
MULTI-MANAGER LARGE-CAP FUND                                     Rights ...........................................     0.0%
 Common Stocks                                                   Corporate Bonds ..................................     0.0%
  Information Technology ...........................    20.0%                                                         -----
  Health Care ......................................    13.4%                                                         100.0%
  Consumer Staples .................................    13.1%                                                         =====
  Financials .......................................    12.2%
  Energy ...........................................    10.9%
  Industrials ......................................     9.7%
  Consumer Discretionary ...........................     9.3%
  Materials ........................................     3.3%
  Utilities ........................................     2.7%
  Telecommunication Services .......................     2.4%
 Exchange-Traded Funds .............................     2.3%
 Short-Term Investments ............................     0.7%
 Rights ............................................     0.0%
                                                       -----
                                                       100.0%
                                                       =====

                                                             19
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WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED) -- CONTINUED
============================================================================================================================

MULTI-MANAGER INTERNATIONAL FUND                                MULTI-MANAGER REAL ASSET FUND
COUNTRY ALLOCATION                                              Inflation-Linked and Fixed Income Securities
  Japan ............................................     9.8%     Foreign Government Inflation-Linked
  United Kingdom ...................................     9.3%       Securities ....................................    27.5%
  France ...........................................     4.8%     U.S. Government Inflation-Linked
  Germany ..........................................     4.3%       Securities ....................................    18.3%
  Switzerland ......................................     3.8%     Asset-Backed Securities .........................     0.8%
  Australia ........................................     3.6%     Variable Rate Demand Notes ......................     0.7%
  Brazil ...........................................     3.5%     Corporate Bonds .................................     0.6%
  Netherlands ......................................     3.5%     Exchange-Traded Funds ...........................     0.1%
  South Korea ......................................     3.3%   Real Estate Related Securities
  Hong Kong ........................................     2.9%     REITs
  Canada ...........................................     2.8%       Retail ........................................     5.0%
  Russia ...........................................     2.7%       Diversified ...................................     2.3%
  Taiwan ...........................................     2.6%       Specialized ...................................     1.8%
  China ............................................     2.2%       Office ........................................     1.7%
  Mexico ...........................................     2.0%       Residential ...................................     0.9%
  India ............................................     1.9%       Industrial ....................................     0.7%
  Spain ............................................     1.7%     Common Stock ....................................     7.5%
  Italy ............................................     1.6%   Commodity Related Securities
  South Africa .....................................     1.6%     Exchange-Traded Funds ...........................    16.9%
  Sweden ...........................................     1.3%     Investment Companies ............................     9.1%
  Indonesia ........................................     1.2%     Structured Note .................................     1.2%
  Turkey ...........................................     1.2%   Short-Term Investments ............................     4.9%
  Luxembourg .......................................     1.1%                                                         -----
  Poland ...........................................     1.0%                                                         100.0%
  Singapore ........................................     1.0%                                                         =====
  All other countries less than 1% .................    12.2%
  Exchange-Traded Funds ............................    13.1%
                                                       -----
                                                       100.0%
                                                       =====









DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete  schedule of investments  with the SEC for its first and third fiscal  quarters on Form N-Q. Form
N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the
SEC's Public  Reference  Room in  Washington,  D.C.  (call  1-800-732-0330  for  information  on the operation of the Public
Reference Room).

                                                             20
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WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)
============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
COMMON STOCK -- 100.0%                                            DIVERSIFIED CONSUMER SERVICES -- (CONTINUED)
 CONSUMER DISCRETIONARY -- 13.9%                                    Capella Education Co.*(1) ..        1,105   $     83,206
  AUTO COMPONENTS -- 0.9%                                           ChinaCast Education
    American Axle &                                                   Corp.* ...................        2,820         21,319
      Manufacturing                                                 Coinstar, Inc.*(1) .........        2,558         71,061
      Holdings, Inc.* ..........        3,545   $     28,431        Corinthian Colleges,
    Amerigon, Inc.* ............        1,877         14,903          Inc.*(1) .................        6,531         89,932
    ArvinMeritor, Inc.*(1) .....        5,440         60,819        Grand Canyon Education,
    Cooper Tire & Rubber                                              Inc.* ....................        1,164         22,128
      Co.(1)                            4,796         96,160        Jackson Hewitt Tax
    Dana Holding Corp.* ........       10,590        114,796          Service, Inc.* ...........        2,188          9,627
    Dorman Products, Inc.* .....          796         12,465        K12, Inc.*(1) ..............        2,150         43,581
    Drew Industries, Inc.* .....        1,694         34,981        Learning Tree
    Exide Technologies* ........        4,822         34,284          International, Inc.* .....          720          8,597
    Fuel Systems Solutions,                                         Lincoln Educational
      Inc.*(1) .................        1,136         46,849          Services Corp.* ..........          538         11,658
    Hawk Corp. - Class A* ......        1,060         18,667        Mac-Gray Corp.* ............          380          3,914
    Modine Manufacturing                                            Matthews International
      Co.* .....................        3,285         38,894          Corp. - Class A ..........        2,532         89,709
    Raser Technologies,                                             Pre-Paid Legal Services,
      Inc.*(1) .................        3,873          4,803          Inc.*(1) .................          535         21,978
    Spartan Motors, Inc.(1) ....        2,789         15,702        Princeton Review, Inc.* ....          850          3,451
    Standard Motor                                                  Regis Corp.(1) .............        4,648         72,369
      Products, Inc.* ..........        1,610         13,717        Sotheby's Holdings,
    Stoneridge, Inc.* ..........          488          4,397          Inc.(1) ..................        5,372        120,763
    Superior Industries                                             Steiner Leisure, Ltd.* .....        1,135         45,128
      International, Inc.(1) ...        2,166         33,140        Stewart Enterprises,
    Tenneco, Inc.* .............        3,890         68,970          Inc. - Class A(1) ........        6,349         32,697
    Wonder Auto Technology,                                         Universal Technical
      Inc.* ....................        1,244         14,629          Institute, Inc.* .........        1,541         31,128
                                                ------------                                                    ------------
                                                     656,607                                                         837,705
                                                ------------                                                    ------------
  AUTOMOBILES -- 0.0%                                             HOTELS, RESTAURANTS & LEISURE -- 2.5%
    Winnebago Industries,                                           AFC Enterprises, Inc.* .....        2,475         20,196
      Inc.* ....................        2,035         24,827        Ambassadors Group, Inc. ....        1,158         15,390
                                                ------------        Ameristar Casinos, Inc. ....        1,915         29,165
  DISTRIBUTORS -- 0.1%                                              Bally Technologies,
    Audiovox Corp. -                                                  Inc.*(1) .................        4,356        179,859
      Class A* .................        1,698         12,039        Benihana, Inc. -
    Core-Mark Holding Co.,                                            Class A* .................          380          1,440
      Inc.*(1) .................          823         27,126        BJ's Restaurants,
                                                ------------          Inc.*(1) .................        1,440         27,101
                                                      39,165        Bluegreen Corp.* ...........        1,037          2,510
                                                ------------        Bob Evans Farms, Inc. ......        2,406         69,654
  DIVERSIFIED CONSUMER SERVICES -- 1.2%                             Buffalo Wild Wings,
    American Public                                                   Inc.*(1) .................        1,422         57,264
      Education, Inc.*(1) ......        1,225         42,091        California Pizza Kitchen,
    Bridgepoint Education,                                            Inc.* ....................        1,437         19,328
      Inc.* ....................          890         13,368

                          The accompanying notes are an integral part of the financial statements.

                                                             21

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
  HOTELS, RESTAURANTS & LEISURE -- (CONTINUED)                    HOTELS, RESTAURANTS & LEISURE -- (CONTINUED)
    CEC Entertainment, Inc.*....        1,418   $     45,263        Red Robin Gourmet
    Churchill Downs, Inc.(1)....          782         29,208          Burgers, Inc.* ...........          992   $     17,757
    CKE Restaurants, Inc........        3,197         27,047        Ruby Tuesday, Inc.* ........        5,220         37,584
    Cracker Barrel Old                                              Shuffle Master, Inc.* ......        4,490         36,998
      Country Store, Inc........        1,772         67,318        Sonic Corp.* ...............        4,805         48,386
    Denny's Corp.*..............        8,090         17,717        Speedway Motorsports,
    DineEquity, Inc.*(1)........        1,312         31,868          Inc. .....................        1,091         19,223
    Domino's Pizza, Inc.*.......        2,424         20,313        Texas Roadhouse, Inc.* .....        3,975         44,639
    Dover Downs Gaming &                                            The Cheesecake Factory,
      Entertainment, Inc.(1)....          744          2,812          Inc.*(1) .................        5,006        108,080
    Einstein Noah Restaurant                                        The Marcus Corp. ...........        1,587         20,345
      Group, Inc.*..............          704          6,920        The Steak N Shake
    Gaylord Entertainment                                             Co.*(1) ..................          120         38,975
      Co.*(1)...................        2,704         53,404        Town Sports International
    Great Wolf Resorts, Inc.*...        4,000          9,480          Holdings, Inc.* ..........        1,220          2,843
    Interval Leisure Group,                                         Universal Travel Group* ....          540          5,476
      Inc.*.....................        3,210         40,029        Vail Resorts, Inc.*(1) .....        2,420         91,476
    Isle of Capri Casinos,                                          Youbet.com, Inc.* ..........          850          2,439
      Inc.*.....................          941          7,039                                                    ------------
    Jack in the Box, Inc.*......        4,656         91,583                                                       1,805,226
    Krispy Kreme                                                                                                ------------
      Doughnuts, Inc.*..........        3,530         10,413      HOUSEHOLD DURABLES -- 1.2%
    Lakes Entertainment,                                            American Greetings
      Inc.*.....................        4,470         11,220          Corp. - Class A(1) .......        3,157         68,791
    Landry's Restaurants,                                           Beazer Homes USA,
      Inc.*(1)..................          885         18,842          Inc.*(1) .................        2,370         11,471
    Life Time Fitness,                                              Blyth, Inc. ................          590         19,895
      Inc.*(1)..................        3,287         81,945        Brookfield Homes
    Luby's, Inc.*...............        2,591          9,535          Corp.*(1) ................           30            240
    McCormick & Schmick's                                           Cavco Industries, Inc.* ....          405         14,548
      Seafood Restaurants,......                                    CSS Industries, Inc. .......          658         12,791
      Inc.*.....................        1,920         13,363        Ethan Allen Interiors,
    Monarch Casino &                                                  Inc.(1) ..................        2,086         27,994
      Resort, Inc.*.............          928          7,517        Furniture Brands
    Morgans Hotel Group                                               International, Inc.*(1) ..        1,560          8,518
      Co.*(1)...................        2,643         11,973        Helen of Troy, Ltd.* .......        2,513         61,468
    Multimedia Games, Inc.*.....        3,200         19,232        Hooker Furniture Corp. .....          861         10,651
    O' Charley's, Inc.*.........        2,050         13,427        Hovnanian Enterprises,
    Orient-Express Hotels,                                            Inc. - Class A*(1) .......        3,193         12,261
      Ltd. - Class A*(1)........        6,380         64,693        iRobot Corp.*(1) ...........        1,170         20,592
    Papa John's International,                                      La-Z-Boy, Inc.*(1) .........        4,336         41,322
      Inc.*.....................        1,906         44,524        M/I Homes, Inc.* ...........        1,164         12,094
    Peet's Coffee & Tea,                                            Meritage Homes Corp.*(1) ...        2,642         51,070
      Inc.*(1)..................          920         30,664        National Presto
    PF Chang's China Bistro,                                          Industries, Inc. .........          372         40,633
      Inc.*(1)..................        1,971         74,721        Ryland Group, Inc. .........        3,631         71,531
    Pinnacle Entertainment,                                         Sealy Corp.*(1) ............        4,245         13,414
      Inc.*.....................        5,237         47,028        Skyline Corp. ..............          539          9,918

                          The accompanying notes are an integral part of the financial statements.

                                                             22

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
  HOUSEHOLD DURABLES -- (CONTINUED)                               MEDIA -- (CONTINUED)
    Standard Pacific Corp.* ....        7,380   $     27,601        Ascent Media Corp. -
    Tempur-Pedic                                                      Class A* .................        1,040   $     26,551
      International, Inc.* .....        5,598        132,281        Belo Corp. - Class A .......        7,150         38,896
    Tupperware Brands Corp. ....        4,669        217,435        Carmike Cinemas, Inc.* .....        1,500         11,340
    Universal Electronics,                                          Cinemark Holdings,
      Inc.* ....................          898         20,851          Inc.(1) ..................        2,287         32,864
                                                ------------        CKX, Inc.* .................        4,326         22,798
                                                     907,370        Dolan Media Co.* ...........        2,109         21,533
                                                ------------        E.W. Scripps Co. -
  INTERNET & CATALOG RETAIL -- 0.5%                                   Class A* .................        3,000         20,880
    1-800-FLOWERS.COM,                                              Fisher Communications,
      Inc. - Class A* ..........        3,112          8,247          Inc.* ....................          627         10,189
    Blue Nile, Inc.* ...........          992         62,823        Global Sources, Ltd.* ......          868          5,425
    Drugstore.com, Inc.* .......        4,810         14,863        Harte-Hanks, Inc. ..........        2,876         31,003
    Gaiam, Inc. - Class A* .....        1,143          8,790        Journal Communications,
    HSN, Inc.* .................        2,740         55,321          Inc. - Class A ...........        3,830         14,899
    NutriSystem, Inc. ..........        2,659         82,881        Knology, Inc.* .............        2,699         29,554
    Orbitz Worldwide, Inc.*(1) .        3,339         24,508        LIN TV Corp. - Class A* ....        2,930         13,068
    Overstock.com, Inc.*(1) ....        1,162         15,757        Live Nation, Inc.* .........        6,290         53,528
    PetMed Express, Inc.(1) ....        2,237         39,438        Lodgenet Entertainment
    Shutterfly, Inc.* ..........        1,542         27,463          Corp.*(1) ................          890          4,922
    Stamps.com, Inc.* ..........        1,150         10,350        Martha Stewart Living
    Ticketmaster                                                      Omnimedia, Inc. -
      Entertainment, Inc.* .....        2,100         25,662          Class A*(1) ..............        1,923          9,500
                                                ------------        Mediacom Communications
                                                     376,103          Corp. - Class A* .........        3,435         15,354
                                                ------------        National Cinemedia, Inc. ...        3,262         54,051
  LEISURE EQUIPMENT & PRODUCTS -- 0.7%                              Outdoor Channel
    Brunswick Corp.(1) .........        6,221         79,069          Holdings, Inc.* ..........        1,170          6,786
    Callaway Golf Co.(1) .......        6,121         46,152        Primedia, Inc.(1) ..........        1,510          5,451
    Eastman Kodak Co.*(1) ......       22,150         93,473        RCN Corp.* .................        2,778         30,141
    JAKKS Pacific, Inc.*(1) ....        2,138         25,913        Reading International,
    Leapfrog Enterprises,                                             Inc. - Class A* ..........        3,590         14,540
      Inc.* ....................        2,887         11,288        Rentrak Corp.* .............        1,030         18,200
    Marine Products Corp.(1) ...        1,100          5,423        Scholastic Corp. ...........        1,986         59,242
    Polaris Industries, Inc.(1)         2,487        108,508        Sinclair Broadcast Group,
    Pool Corp.(1) ..............        3,965         75,652          Inc. - Class A* ..........        4,028         16,233
    RC2 Corp.* .................        1,462         21,564        Valassis Communications,
    Smith & Wesson                                                    Inc.* ....................        3,980         72,675
      Holdings Corp.* ..........        5,857         23,955        World Wrestling
    Steinway Musical                                                  Entertainment, Inc. -
      Instruments* .............          568          9,037          Class A ..................        1,177         18,043
    Sturm, Ruger & Co.,                                                                                         ------------
      Inc.(1) ..................        1,640         15,908                                                         710,221
                                                ------------                                                    ------------
                                                     515,942      MULTILINE RETAIL -- 0.3%
                                                ------------        99 Cents Only Stores* ......        3,630         47,444
  MEDIA -- 1.0%
    Arbitron, Inc.(1) ..........        2,244         52,555

                          The accompanying notes are an integral part of the financial statements.

                                                             23

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 MULTILINE RETAIL -- (CONTINUED)                                 SPECIALTY RETAIL -- (CONTINUED)
  Dillard's, Inc. - Class A(1)..        4,082   $     75,313      Lithia Motors, Inc. -
  Fred's, Inc. - Class A(1) ....        3,332         33,987        Class A* ...................        1,680   $     13,810
  Retail Ventures, Inc.* .......          860          7,645      Lumber Liquidators,
  Saks, Inc.* ..................        9,730         63,829        Inc.* ......................          991         26,559
  Tuesday Morning Corp.* .......        1,800          4,644      Midas, Inc.* .................        1,154          9,751
                                                ------------      Monro Muffler Brake,
                                                     232,862        Inc. .......................        1,598         53,437
                                                ------------      New York & Co., Inc.* ........        2,080          8,923
 SPECIALTY RETAIL -- 3.3%                                         OfficeMax, Inc.* .............        5,760         73,094
  America's Car-Mart,                                             Pacific Sunwear of
    Inc.* ......................          750         19,748        California, Inc.*(1) .......        4,290         17,074
  AnnTaylor Stores                                                Pier 1 Imports, Inc.* ........        5,510         28,046
    Corp.*(1) ..................        4,830         65,881      Rent-A-Center, Inc.* .........        5,314         94,164
  Asbury Automotive                                               Rex Stores Corp.* ............          790         11,107
    Group, Inc.* ...............        2,714         31,292      Sally Beauty Holdings,
  Bebe Stores, Inc. ............        2,876         18,033        Inc.* ......................        8,063         61,682
  Big 5 Sporting Goods                                            Shoe Carnival, Inc.* .........          369          7,553
    Corp. ......................        1,002         17,214      Sonic Automotive, Inc. -
  Borders Group, Inc.* .........        5,560          6,561         Class A*(1) ...............        2,478         25,746
  Brown Shoe Co., Inc. .........        3,765         37,161      Stage Stores, Inc. ...........        3,248         40,145
  Build-A-Bear Workshop,                                          Stein Mart, Inc.* ............        2,410         25,691
    Inc.* ......................        1,721          8,416      Syms Corp.* ..................          760          5,495
  Cabela's, Inc.*(1) ...........        2,954         42,124      Systemax, Inc.(1) ............          942         14,799
  Charming Shoppes,                                               Talbots, Inc.*(1) ............        2,310         20,582
    Inc.*(1) ...................        9,620         62,241      The Buckle, Inc.(1) ..........        1,845         54,022
  Christopher & Banks                                             The Cato Corp. - Class A .....        2,293         45,998
    Corp. ......................        2,415         18,402      The Children's Place
  Citi Trends, Inc.*(1) ........        1,256         34,691        Retail Stores, Inc.*(1) ....        1,848         61,003
  Coldwater Creek, Inc.* .......        5,040         22,478      The Finish Line, Inc. -
  Collective Brands, Inc.* .....        5,067        115,376         Class A(1) ................        3,364         42,218
  Conn's, Inc.*(1) .............          861          5,028      The Gymboree Corp.*(1) .......        2,355        102,419
  Destination Maternity                                           The Men's Wearhouse,
    Corp.* .....................          700         13,300        Inc.(1) ....................        4,189         88,220
  Dress Barn, Inc.*(1) .........        4,167         96,258      The Pep Boys - Manny,
  DSW, Inc. - Class A* .........          957         24,767        Moe & Jack .................        3,853         32,596
  Genesco, Inc.* ...............        1,861         51,103      Tractor Supply Co.*(1) .......        2,774        146,911
  Group 1 Automotive,                                             Ulta Salon Cosmetics &
    Inc.*(1) ...................        1,934         54,829        Fragrance, Inc.* ...........        2,191         39,789
  Haverty Furniture Cos.,                                         West Marine, Inc.* ...........        1,890         15,233
    Inc.(1) ....................        1,797         24,673      Wetseal, Inc. - Class A* .....        7,786         26,862
  hhgregg, Inc.*(1) ............        1,265         27,868      Zale Corp.*(1) ...............        2,342          6,370
  Hibbett Sports, Inc.*(1) .....        2,514         55,283      Zumiez, Inc.*(1) .............        1,403         17,846
  Hot Topic, Inc.* .............        3,051         19,404                                                    ------------
  J. Crew Group, Inc.*(1) ......        3,836        171,623                                                       2,405,157
  Jo-Ann Stores, Inc.* .........        1,892         68,566                                                    ------------
  Jos. A. Bank Clothiers,                                        TEXTILES, APPAREL & LUXURY GOODS -- 2.2%
    Inc.*(1) ...................        1,510         63,707      American Apparel, Inc.* ......        2,943          9,123
  Kirkland's, Inc.* ............          690         11,985      Carter's, Inc.* ..............        4,691        123,139

                          The accompanying notes are an integral part of the financial statements.

                                                             24

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 TEXTILES, APPAREL & LUXURY GOODS -- (CONTINUED)                 TEXTILES, APPAREL & LUXURY GOODS -- (CONTINUED)
  Cherokee, Inc.(1) ............          628   $     11,191      Weyco Group, Inc. ............          411   $      9,716
  Columbia Sportswear                                             Wolverine World Wide,
    Co.(1) .....................          963         37,596        Inc. .......................        3,796        103,327
  Crocs, Inc.*(1) ..............        5,860         33,695                                                    ------------
  Deckers Outdoor                                                                                                  1,578,001
    Corp.*(1) ..................        1,047        106,501                                                    ------------
  FGX International                                              TOTAL CONSUMER DISCRETIONARY ...............     10,089,186
    Holdings, Ltd.* ............          825         16,162                                                    ------------
  Fossil, Inc.* ................        3,427        115,010    CONSUMER STAPLES -- 3.4%
  Fuqi International, Inc.*(1) .          830         14,898     BEVERAGES -- 0.1%
  G-III Apparel Group,                                            Coca-Cola Bottling Co. .......
    Ltd.*(1) ...................          677         14,671        Consolidated ...............          251         13,559
  Iconix Brand Group,                                             Heckmann Corp.* ..............        6,170         30,789
    Inc.*(1) ...................        5,995         75,837      National Beverage Corp. ......        1,170         16,216
  Jones Apparel Group,                                            The Boston Beer Co.,
    Inc. .......................        6,940        111,456        Inc. - Class A* ............          695         32,387
  K-Swiss, Inc. - Class A* .....        2,058         20,457                                                    ------------
  Kenneth Cole                                                                                                        92,951
    Productions, Inc. -                                                                                         ------------
    Class A* ...................          850          8,202     FOOD & STAPLES RETAILING -- 0.8%
  Liz Claiborne, Inc.*(1) ......        7,690         43,295      Arden Group, Inc. -
  Lululemon Athletica,                                              Class A ....................           53          5,068
    Inc.* ......................        3,263         98,216      Casey's General Stores,
  Maidenform Brands,                                                Inc. .......................        4,086        130,425
    Inc.* ......................        1,459         24,351      Diedrich Coffee, Inc.* .......          110          3,834
  Movado Group, Inc.(1) ........        1,355         13,171      Great Atlantic & Pacific
  Oxford Industries, Inc. ......          870         17,992        Tea Co., Inc.*(1) ..........        2,990         35,252
  Perry Ellis International,                                      Ingles Markets, Inc. -
    Inc.* ......................        1,077         16,220        Class A ....................          995         15,054
  Quiksilver, Inc.* ............        8,750         17,675      Nash-Finch Co.(1) ............          878         32,565
  Skechers U.S.A., Inc. -                                         PriceSmart, Inc. .............        1,336         27,308
    Class A* ...................        2,573         75,672      Ruddick Corp.(1) .............        3,460         89,026
  Steven Madden, Ltd.* .........        1,336         55,097      Spartan Stores, Inc. .........        1,709         24,422
  The Timberland Co. -                                            Susser Holdings Corp.* .......          831          7,138
    Class A* ...................        3,325         59,617      The Andersons, Inc. ..........        1,445         37,310
  The Warnaco Group,                                              The Pantry, Inc.* ............        1,660         22,559
    Inc.* ......................        3,471        146,441      United Natural Foods,
  True Religion Apparel,                                            Inc.* ......................        2,947         78,803
    Inc.*(1) ...................        2,127         39,328      Village Super Market -
  Under Armour, Inc. -                                              Class A ....................          494         13,496
    Class A*(1) ................        2,623         71,529      Weis Markets, Inc. ...........          918         33,378
  Unifi, Inc.* .................        3,913         15,182      Winn-Dixie Store, Inc.* ......        3,971         39,869
  Unifirst Corp. ...............        1,128         54,268                                                    ------------
                                                                                                                     595,507
                                                                                                                ------------
                                                                  FOOD PRODUCTS -- 1.4%
                                                                   AgFeed Industries, Inc.* ....        2,450         12,250
                                                                   Alico, Inc. .................          220          6,261

                          The accompanying notes are an integral part of the financial statements.

                                                             25

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 FOOD PRODUCTS -- (CONTINUED)
  American Dairy, Inc.*(1) .....          738   $     16,000     PERSONAL PRODUCTS -- 0.8%
  American Italian Pasta                                          American Oriental
    Co.* .......................        1,800         62,622        Bioengineering, Inc.* ......        3,929   $     18,270
  B&G Foods, Inc. -                                               Bare Escentuals, Inc.* .......        5,400         66,042
    Class A ....................        1,866         17,130      Chattem, Inc.*(1) ............        1,688        157,491
  Cal-Maine Foods, Inc.(1) .....        1,232         41,987      China Sky One Medical,
  Calavo Growers, Inc.(1) ......          677         11,509        Inc.* ......................          599         13,627
  Chiquita Brands                                                 China-Biotics, Inc.* .........          860         13,304
    International, Inc.*(1) ....        3,511         63,338      Elizabeth Arden, Inc.* .......        2,007         28,981
  Darling International,                                          International Parfums,
    Inc.* ......................        6,957         58,300        Inc ........................        1,608         19,569
  Diamond Foods, Inc.(1) .......        1,375         48,867      Mannatech, Inc.(1) ...........        1,390          4,337
  Farmer Brothers Co. ..........          388          7,659      Medifast, Inc.*(1) ...........        1,030         31,497
  Fresh Del Monte                                                 Nu Skin Enterprises,
    Produce, Inc.* .............        3,089         68,267        Inc. - Class A .............        3,328         89,423
  Griffin Land &                                                  Nutraceutical International
  Nurseries, Inc. ..............          246          7,166        Corp.* .....................        1,200         14,844
  Harbinger Group, Inc.* .......        1,670         11,723      Prestige Brands Holdings,
  HQ Sustainable Maritime                                           Inc.* ......................        2,497         19,627
    Industries, Inc.* ..........          735          5,174      Revlon, Inc. - Class A*(1) ...        1,830         31,128
  Imperial Sugar Co. ...........        1,036         18,068      Schiff Nutrition
  J&J Snack Foods Corp. ........        1,194         47,712        International, Inc. ........        1,915         14,975
  Lancaster Colony Corp. .......        1,462         72,661      USANA Health Sciences,
  Lance, Inc. ..................        2,161         56,834        Inc.*(1) ...................          355         11,325
  Omega Protein Corp.* .........        2,946         12,845                                                    ------------
  Overhill Farms, Inc.* ........          960          4,666                                                         534,440
  Sanderson Farms, Inc. ........        1,541         64,969                                                    ------------
  Seneca Foods Corp. -                                           TOBACCO -- 0.2%
    Class A* ...................          580         13,845      Alliance One
  Smart Balance, Inc.*(1) ......        4,149         24,894        International, Inc.*(1) ....        3,792         18,505
  Synutra International,                                          Star Scientific, Inc.* .......        5,009          3,506
    Inc.*(1) ...................        1,419         19,171      Universal Corp.(1) ...........        1,992         90,855
  The Hain Celestial                                              Vector Group, Ltd.(1) ........        3,409         47,726
    Group, Inc.*(1) ............        3,173         53,973                                                    ------------
  Tootsie Roll Industries,                                                                                           160,592
    Inc.(1) ....................        1,938         53,062                                                    ------------
  TreeHouse Foods, Inc.*(1) ....        2,622        101,891      TOTAL CONSUMER STAPLES ....................      2,491,112
  Zhongpin, Inc.* ..............        2,354         36,746                                                    ------------
                                                ------------    ENERGY -- 5.2%
                                                   1,019,590     ENERGY EQUIPMENT & SERVICES -- 1.8%
                                                ------------      Allis-Chalmers Energy,
 HOUSEHOLD PRODUCTS -- 0.1%                                         Inc.*(1) ...................        5,144         19,393
  Central Garden & Pet                                            Basic Energy Services,
    Co. - Class A* .............        4,554         45,267        Inc.* ......................        1,782         15,860
  Orchids Paper Products                                          Bolt Technology Corp.* .......          757          8,342
    Co.* .......................          190          3,804      Boots & Coots, Inc.* .........        9,320         15,378
  WD-40 Co. ....................        1,204         38,961      Bristow Group, Inc.* .........        2,441         93,856
                                                ------------      Bronco Drilling Co.,
                                                      88,032        Inc.* ......................        2,243         11,372
                                                ------------      Cal Dive International,
                                                                    Inc.* ......................        3,499         26,452

                          The accompanying notes are an integral part of the financial statements.

                                                             26

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                          VALUE
                                     SHARES        (NOTE 2)                                          SHARES       (NOTE 2)
                                  -----------   --------------                                    -----------   ------------
 ENERGY EQUIPMENT & SERVICES -- (CONTINUED)                      OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
  CARBO Ceramics, Inc.(1) ......        1,608   $      109,617    Arena Resources, Inc.* ........       3,070   $    132,378
  Complete Production                                             Atlas Energy, Inc. ............       5,438        164,064
    Services, Inc.* ............        4,016           52,208    ATP Oil & Gas Corp.*(1) .......       2,952         53,963
  Dawson Geophysical Co.* ......          693           16,015    Berry Petroleum Co. -
  Dril-Quip, Inc.* .............        2,328          131,485      Class A(1) ..................       3,374         98,352
  ENGlobal, Corp.* .............        2,143            6,708    Bill Barret Corp.* ............       3,015         93,797
  Geokinetics, Inc.* ...........          690            6,638    BPZ Resources, Inc.* ..........       7,173         68,143
  Global Industries, Ltd.* .....        8,360           59,607    Brigham Exploration Co.* ......       6,523         88,387
  Gulf Island Fabrication, Inc.           813           17,097    Carrizo Oil & Gas, Inc.*(1) ...       2,256         59,761
  GulfMark Offshore, Inc.* .....        1,641           46,457    Cheniere Energy, Inc.* ........       3,527          8,535
  Hercules Offshore, Inc.* .....        7,440           35,563    Clayton Williams
  Hornbeck Offshore                                                 Energy, Inc.* ...............         543         19,027
    Services, Inc.*(1) .........        1,878           43,720    Clean Energy Fuels Corp.* .....       2,969         45,752
  ION Geophysical Corp.* .......        8,677           51,368    Cloud Peak Energy, Inc.* ......         990         14,414
  Key Energy Services, Inc.*(1)        10,260           90,185    Contango Oil & Gas Co.* .......       1,009         47,433
  Lufkin Industries, Inc. ......        1,210           88,572    Crosstex Energy, Inc.(1) ......       4,023         24,339
  Matrix Service Co.* ..........        1,633           17,391    CVR Energy, Inc.* .............       1,916         13,144
  Natural Gas Services                                            Delek US Holdings, Inc. .......       1,412          9,616
    Group, Inc.* ...............          594           11,197    Delta Petroleum Corp.*(1) .....      12,103         12,587
  Newpark Resources, Inc.* .....        7,242           30,634    DHT Maritime, Inc. ............       2,873         10,573
  Oyo Geospace Corp.* ..........          291           12,481    Endeavour International
  Parker Drilling Co.* .........        9,124           45,164      Corp.* ......................      12,750         13,770
  Petroleum Helicopters, Inc.* .        1,015           21,010    Evergreen Energy, Inc.* .......      19,060          6,538
  Pioneer Drilling Co.* ........        3,838           30,320    FX Energy, Inc.* ..............       2,273          6,478
  RPC, Inc.(1) .................        1,859           19,334    General Maritime Corp. ........       4,253         29,728
  Sulphco, Inc.*(1) ............        1,280              858    Georesources, Inc.* ...........         564          7,704
  Superior Well Services, Inc.*         1,199           17,098    GMX Resources, Inc.*(1) .......       2,370         32,564
  T-3 Energy Services, Inc.* ...          803           20,476    Golar LNG, Ltd.*(1) ...........       2,288         29,332
  Tetra Technologies, Inc.*(1) .        6,320           70,026    Goodrich Petroleum Corp.*(1) ..       1,805         43,952
  Union Drilling, Inc.* ........        1,770           11,063    Gran Tierra Energy, Inc.* .....      16,762         96,046
  Vantage Drilling Co.* ........        8,160           13,138    Green Plains Renewable
  Willbros Group, Inc.*(1) .....        3,268           55,131      Energy, Inc.*(1) ............       1,110         16,506
                                                --------------    Gulfport Energy Corp.* ........       2,050         23,473
                                                     1,321,214    Harvest Natural
                                                --------------      Resources, Inc.* ............       2,549         13,484
 OIL, GAS & CONSUMABLE FUELS -- 3.4%                              International Coal
  Alon USA Energy, Inc.(1) .....        1,174            8,030      Group, Inc.* ................       8,460         32,656
  Apco Oil and Gas                                                Isramco, Inc.* ................          40          2,860
    International, Inc. ........          600           13,260    James River Coal Co.* .........       1,482         27,461
  Approach Resources, Inc.* ....          780            6,022    Knightsbridge Tankers, Ltd. ...         863         11,443

                          The accompanying notes are an integral part of the financial statements.

                                                             27

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                          VALUE
                                     SHARES        (NOTE 2)                                          SHARES       (NOTE 2)
                                  -----------   --------------                                    -----------   ------------
OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
  McMoRan Exploration Co.*(1) ..        6,358   $       50,991   CAPITAL MARKETS -- (CONTINUED)
  Nordic American Tanker                                          Ares Capital Corp. ...........        7,598   $     94,595
    Shipping ...................        3,108           93,240    BGC Partners, Inc. - Class A..        4,660         21,529
  Northern Oil And Gas,                                           Broadpoint Gleacher
    Inc.*(1) ...................        1,750           20,720      Securities Group, Inc.* ....        4,075         18,174
  Oilsands Quest, Inc.* ........       18,680           21,482    Calamos Asset
  Panhandle Oil and Gas,                                            Management, Inc. - Class A..        1,855         21,388
    Inc. - Class A .............          586           15,177    Capital Southwest Corp. ......          262         20,646
  Patriot Coal Corp.*(1) .......        5,810           89,823    Cohen & Steers, Inc. .........        1,213         27,705
  Penn Virginia Corp. ..........        3,674           78,219    Diamond Hill Investment
  Petroleum Development Corp.* .        1,709           31,121      Group, Inc. ................          160         10,277
  Petroquest Energy, Inc.*(1) ..        4,943           30,301    Duff & Phelps Corp. -
  Rex Energy Corp.* ............        1,195           14,340      Class A ....................          274          5,003
  Rosetta Resources, Inc.* .....        4,268           85,061    E*TRADE Group, Inc.* .........      115,230        201,652
  Ship Finance                                                    Epoch Holding Corp. ..........          940          9,823
  International, Ltd.(1) .......        3,279           44,693    Evercore Partners, Inc. -
  Southern Union Co. ...........            1               22      Class A(1) .................          873         26,539
  Stone Energy Corp.*(1) .......        3,444           62,164    Fifth Street Finance Corp.(1)         2,166         23,263
  Swift Energy Co.* ............        3,086           73,941    GAMCO Investors,
  Syntroleum Corp.* ............        3,350            8,911      Inc. - Class A .............          382         18,447
  Teekay Tankers, Ltd. -                                          GFI Group, Inc. ..............        4,681         21,392
    Class A(1) .................          948            8,086    Gladstone Capital Corp .......        1,982         15,261
  Toreador Resources Corp. .....        1,919           18,998    Gladstone Investment
  Uranium Energy Corp.* ........        5,800           21,924      Corp. ......................        1,707          7,784
  USEC, Inc.*(1) ...............        8,855           34,092    Harris & Harris Group, Inc.*..        2,760         12,613
  Vaalco Energy, Inc. ..........        4,607           20,962    Hercules Technology
  Venoco, Inc.* ................        1,340           17,474      Growth Capital, Inc. .......        2,998         31,149
  W&T Offshore, Inc.(1) ........        2,830           33,111    International Assets
  Warren Resources, Inc.* ......        3,150            7,718      Holding Corp.* .............           26            378
  Western Refining, Inc.*(1) ...        4,205           19,806    JMP Group, Inc. ..............          900          8,748
  Westmoreland Coal Co.* .......          900            8,019    Kayne Anderson Energy
  World Fuel Services Corp.(1) .        4,174          111,821      Development Co. ............        1,135         16,514
  Zion Oil & Gas, Inc.* ........          836            5,977    KBW, Inc.*(1) ................        2,533         69,303
                                                --------------    Knight Capital Group,
                                                     2,413,766      Inc. - Class A* ............        7,312        112,605
                                                --------------    Kohlberg Capital Corp. .......          897          4,090
 TOTAL ENERGY ...............................        3,734,980    LaBranche & Co., Inc.* .......        4,795         13,618
                                                --------------    MCG Capital Corp.* ...........        5,940         25,661
FINANCIALS -- 19.8%                                               MF Global, Ltd.* .............        6,480         45,036
 CAPITAL MARKETS -- 2.3%                                          MVC Capital, Inc. ............        1,954         23,057
  Allied Capital Corp.*(1) .....       11,060           39,927    NGP Capital Resources Co. ....        1,756         14,276
  American Capital Ltd.*(1) ....       21,270           51,899    Oppenheimer Holdings,
  Apollo Investment Corp. ......       12,294          117,162      Inc. - Class A .............          750         24,915

                          The accompanying notes are an integral part of the financial statements.

                                                             28

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
    INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                          VALUE
                                     SHARES        (NOTE 2)                                          SHARES       (NOTE 2)
                                  -----------   --------------                                    -----------   ------------
 CAPITAL MARKETS -- (CONTINUED)
  optionsXpress Holdings, Inc...        3,489   $       53,905   COMMERCIAL BANKS -- (CONTINUED)
  PennantPark Investment Corp...        2,328           20,766    Banner Corp.(1) ..............        1,380   $      3,698
  Penson Worldwide, Inc.*(1) ...        1,568           14,206    Boston Private Financial
  Piper Jaffray Cos.*(1) .......        1,560           78,952      Holdings, Inc.(1) ..........        4,778         27,569
  Prospect Capital Corp.(1) ....        4,709           55,613    Bridge Bancorp, Inc.(1) ......          610         14,664
  Pzena Investment                                                Bryn Mawr Bank Corp. .........          475          7,168
    Management, Inc. -                                            Camden National Corp. ........          503         16,448
    Class A* ...................          665            5,413    Capital City Bank Group, Inc..          951         13,162
  Riskmetrics Group, Inc.* .....        2,094           33,316    Cardinal Financial Corp. .....        1,390         12,149
  Safeguard Scientifics, Inc.*..        1,185           12,217    Cathay General Bancorp(1) ....        3,242         24,477
  Sanders Morris Harris                                           Center Bancorp, Inc.(1) ......        1,050          9,366
    Group, Inc. ................        1,795            9,873    Centerstate Banks of
  Stifel Financial Corp.* ......        2,367          140,221      Florida, Inc. ..............        1,006         10,151
  SWS Group, Inc. ..............        2,087           25,253    Central Pacific Financial
  Teton Advisors, Inc.* ........           10              160      Corp.*(1) ..................        2,393          3,135
  Thomas Weisel Partners                                          Chemical Financial Corp.(1) ..        1,738         40,982
    Group, Inc.* ...............           76              287    Citizens & Northern Corp. ....          661          6,306
  TICC Capital Corp. ...........          980            5,929    City Holding Co.(1) ..........        1,232         39,831
  TradeStation Group, Inc.* ....        3,280           25,879    CNB Financial Corp.(1) .......        1,200         19,188
  US Global Investors,                                            CoBiz Financial, Inc. ........        1,549          7,358
    Inc. - Class A .............        1,229           15,129    Columbia Banking
  Virtus Investment                                                 System, Inc. ...............        2,479         40,110
    Partners, Inc.* ............          503            7,998    Community Bank
  Westwood Holdings                                                 Systems, Inc. ..............        2,564         49,511
    Group, Inc. ................          290           10,539    Community Trust
                                                --------------      Bancorp, Inc.(1) ...........        1,318         32,225
                                                     1,670,085    CVB Financial Corp.(1) .......        6,734         58,182
                                                --------------    Danvers Bancorp, Inc. ........        1,001         13,003
  COMMERCIAL BANKS -- 5.6%                                        Eagle Bancorp, Inc.* .........        1,560         16,333
  1st Source Corp. .............          838           13,483    East West Bancorp, Inc.(1) ...        7,442        117,584
  Alliance Financial Corp. .....          520           14,118    Enterprise BanCorp., Inc.(1)..          400          4,380
  American National                                               Enterprise Financial
    Bankshares, Inc. ...........          630           13,797      Services Corp.(1) ..........          753          5,806
  Ameris Bancorp ...............        1,118            8,009    Farmers Capital Bank Corp. ...          529          5,406
  Ames National Corp.(1) .......          481           10,154    Financial Institutions, Inc...          873         10,284
  Arrow Financial Corp.(1) .....        1,072           26,800    First Bancorp, Inc. ..........          939         14,479
  Auburn National                                                 First Bancorp/North
    Bancorporation, Inc.(1) ....          150            2,953      Carolina(1) ................        1,095         15,297
  Bancfirst Corp. ..............          414           15,335    First Bancorp/Puerto Rico(1)..        6,366         14,642
  Banco Latinoamericano                                           First Busey Corp.(1) .........        2,081          8,095
    De Exportaciones SA ........        2,124           29,524
  Bank of Marin BanCorp ........          660           21,490
  Bank of the Ozarks, Inc. .....          976           28,568

                          The accompanying notes are an integral part of the financial statements.

                                                             29

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 COMMERCIAL BANKS -- (CONTINUED)                                 COMMERCIAL BANKS -- (CONTINUED)
  First Commonwealth                                              National Penn
    Financial Corp. ............        6,716   $     31,229        Bancshares, Inc. ...........        9,741   $     56,400
  First Community                                                 NBT Bancorp, Inc. ............        2,608         53,125
    Bancshares, Inc. ...........          371          4,471      Northfield Bancorp,
  First Financial Bancorp ......        4,175         60,788        Inc.(1) ....................        1,406         19,009
  First Financial                                                 Northrim BanCorp, Inc. .......           30            506
    Bankshares, Inc. ...........        1,601         86,822      Norwood Financial Corp. ......          220          6,290
  First Financial Corp./                                          Ohio Valley Banc Corp.(1) ....          820         18,065
    Indiana ....................          725         22,127      Old National Bancorp/
  First Merchants Corp. ........        1,945         11,553        Indiana ....................        6,621         82,299
  First Midwest Bancorp,                                          Old Point Financial Corp. ....          290          4,509
    Inc.(1) ....................        3,551         38,670      Old Second Bancorp,
  First South Bancorp ..........          862          8,879        Inc.(1) ....................        1,140          7,855
  FirstMerit Corp. .............        6,343        127,748      Oriental Financial Group,
    FNB Corp.(1) ...............        9,756         66,243        Inc. .......................        1,974         21,319
  German American                                                 Orrstown Financial
    Bancorp, Inc. ..............          990         16,087        Services, Inc.(1) ..........          340         11,859
  Glacier Bancorp, Inc.(1) .....        4,701         64,498      Pacific Continental Corp. ....          856          9,793
  Great Southern Bancorp,                                         PacWest Bancorp(1) ...........        1,939         39,071
    Inc.(1) ....................        1,020         21,787      Park National Corp.(1) .......          848         49,930
  Guaranty Bancorp* ............        5,210          6,877      Peapack-Gladstone
    Hampton Roads                                                   Financial Corp.(1) .........          807         10,233
  Bankshares, Inc.(1) ..........        1,010          1,747      Penns Woods Bancorp.,
  Hancock Holding Co. ..........        2,349        102,863        Inc.(1) ....................          430         13,949
  Harleysville National                                           Peoples Bancorp, Inc./
    Corp .......................        3,518         22,656        Ohio .......................          846          8,189
  Heartland Financial USA,                                        Peoples Financial Corp./
    Inc.(1) ....................          983         14,106        Mississippi ................          650         13,208
  Home Bancshares, Inc.(1)  ....        1,292         31,098      Pinnacle Financial
  IBERIABANK Corp. .............        1,614         86,849      Partners, Inc.* ..............        2,871         40,826
  Independent Bank Corp./                                         PremierWest Bancorp ..........        1,715          2,435
    Massachusetts ..............        1,856         38,772      PrivateBancorp, Inc. .........        2,740         24,578
  International Bancshares                                        Prosperity Bancshares,
    Corp.(1) ...................        3,752         71,025        Inc.(1) ....................        3,625        146,704
  Investors Bancorp, Inc.* .....        4,391         48,038      Renasant Corp.(1) ............        1,661         22,590
  Lakeland Bancorp,                                               Republic Bancorp, Inc./
    Inc.(1) ....................        1,655         10,575        Kentucky - Class A(1) ......          727         14,976
  Lakeland Financial Corp. .....          885         15,266      S&T Bancorp, Inc.(1) .........        1,970         33,510
  MainSource Financial                                            S.Y. Bancorp, Inc. ...........          949         20,261
    Group, Inc. ................        1,619          7,739      Sandy Springs Bancorp,
  MB Financial, Inc. ...........        3,775         74,443        Inc.(1) ....................        1,287         11,441
  Merchants Bancshares,                                           Santander BanCorp* ...........          650          7,982
    Inc ........................          760         17,206      SCBT Financial Corp. .........        1,019         28,216
  Metro Bancorp, Inc.* .........          352          4,425      Shore Bancshares, Inc. .......          574          8,300
  Nara Bancorp, Inc.*(1) .......        1,841         20,877      Sierra Bancorp(1) ............          516          3,937
  National Bankshares,                                            Signature Bank*(1) ...........        3,174        101,251
    Inc.(1) ....................          860         24,329      Simmons First National
                                                                    Corp. - Class A(1) .........        1,006         27,967

                          The accompanying notes are an integral part of the financial statements.

                                                             30

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 COMMERCIAL BANKS -- (CONTINUED)                                 CONSUMER FINANCE -- 0.5%
  Smithtown Bancorp,                                              Advance America Cash
    Inc.(1) ....................          627   $      3,731        Advance Centers, Inc. ......        2,250   $     12,510
  Southside Bancshares,                                           Cardtronics, Inc.*(1) ........          330          3,653
    Inc. .......................          955         18,737      Cash America
  Southwest Bancorp, Inc. ......        1,192          8,272        International, Inc. ........        2,496         87,260
  State Bancorp, Inc. ..........        1,199          8,525      CompuCredit Holdings
  StellarOne Corp. .............        1,803         17,958        Corp.(1) ...................        1,312          4,369
  Sterling Bancorp .............        1,287          9,189      Credit Acceptance Corp.* .....          485         20,418
  Sterling Bancshares,                                            Dollar Financial Corp.* ......        1,942         45,948
    Inc.(1) ....................        6,462         33,150      EzCorp, Inc. - Class A* ......        3,779         65,037
  Suffolk Bancorp(1) ...........          594         17,642      First Cash Financial
  Sun Bancorp, Inc.* ...........        1,365          5,119        Services, Inc.* ............        1,469         32,597
  Susquehanna Bancshares,                                         Nelnet, Inc. - Class A .......        1,442         24,846
    Inc.(1) ....................        7,303         43,015      The First Marblehead
  SVB Financial Group*(1) ......        2,698        112,480        Corp.* .....................        5,080         10,820
  Texas Capital Bancshares,                                       World Acceptance
    Inc.* ......................        3,108         43,388        Corp.*(1) ..................        1,484         53,172
  The Bancorp Bank* ............        2,550         17,493                                                    ------------
  The First of Long Island                                                                                           360,630
    Corp. ......................          280          7,070                                                    ------------
  Tompkins Financial                                             DIVERSIFIED FINANCIAL SERVICES -- 0.5%
    Corp. ......................          491         19,885      Asset Acceptance
  Tower Bancorp, Inc. ..........          590         13,481        Capital Corp.*(1) ..........        1,100          7,458
  TowneBank(1) .................        1,600         18,688      Compass Diversified
  Trico Bancshares .............        1,043         17,366        Holdings ...................        1,831         23,364
  Trustmark Corp. ..............        4,678        105,442      Encore Capital Group,
  UMB Financial Corp.(1) .......        2,494         98,139        Inc.*(1) ...................          965         16,791
  Umpqua Holdings Corp. ........        6,786         91,000      Financial Federal Corp. ......        2,041         56,128
  Union Bankshares Corp. .......        1,069         13,245      Life Partners Holdings,
  United Bankshares, Inc.(1) ...        3,064         61,188        Inc.(1) ....................          498         10,553
  United Community                                                MarketAxess Holdings,
    Banks, Inc.*(1) ............        7,150         24,238        Inc.(1) ....................        2,647         36,793
  United Security                                                 Medallion Financial
    Bancshares(1) ..............          810         13,883        Corp. ......................        1,311         10,711
  Univest Corp. of PA ..........        1,173         20,563      NewStar Financial, Inc.* .....        1,134          4,445
  Washington Trust                                                PHH Corp.*(1) ................        4,567         73,574
    Bancorp, Inc. ..............        1,196         18,634      PICO Holdings, Inc.* .........        1,826         59,765
  Webster Financial Corp. ......        4,470         53,059      Portfolio Recovery
  WesBanco, Inc. ...............        1,656         20,435        Associates, Inc.*(1) .......        1,069         47,977
  West Bancorp, Inc. ...........        1,387          6,838      Resource America, Inc. -
  Westamerica Bancorp(1) .......        2,313        128,071        Class A ....................        1,310          5,292
  Western Alliance                                                                                              ------------
    Bancorp* ...................        3,761         14,217                                                         352,851
  Wilshire Bancorp, Inc.(1) ....        1,470         12,039                                                    ------------
  Wintrust Financial                                             INSURANCE -- 3.1%
    Corp.(1) ...................        1,933         59,517      AMBAC Financial
  Yadkin Valley Financial                                           Group, Inc.*(1) ............       17,130         14,218
    Corp.(1) ...................          807          2,954      American Equity
                                                ------------        Investment Life
                                                   4,084,247        Holding Co. ................        4,973         36,999
                                                ------------

                          The accompanying notes are an integral part of the financial statements.

                                                             31

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                      VALUE                                                         VALUE
                                       SHARES       (NOTE 2)                                         SHARES       (NOTE 2)
                                    -----------   ------------                                    -----------   ------------
 INSURANCE -- (CONTINUED)                                        INSURANCE -- (CONTINUED)
  American Physicians                                             Kansas City Life
    Service Group, Inc. ........          270   $      6,229        Insurance Co. ..............          400   $     11,900
  American Safety                                                 Maiden Holdings, Ltd. ........        4,032         29,514
    Insurance Holdings,                                           Max Capital Group, Ltd. ......        2,985         66,565
    Ltd.* ......................          957         13,829      Meadowbrook Insurance
  Amerisafe, Inc.* .............        1,542         27,710        Group, Inc. ................        4,515         33,411
  Amtrust Financial                                               Montpelier Re Holdings,
    Services, Inc. .............        2,213         26,158        Ltd.(1) ....................        7,114        123,214
  Argo Group International                                        National Financial
    Holdings, Ltd.* ............        2,241         65,303      Partners Corp.* ..............        2,050         16,584
  Assured Guaranty, Ltd. .......        8,359        181,892      National Interstate Corp. ....          519          8,802
  Baldwin & Lyons, Inc. -                                         National Western Life
    Class B ....................          652         16,046        Insurance Co. -
  Citizens, Inc.*(1) ...........        3,457         22,574        Class A ....................          145         25,175
  CNA Surety Corp.* ............        1,048         15,605      Navigators Group, Inc.* ......        1,026         48,335
  Conseco, Inc.*(1) ............       15,330         76,650      NYMagic, Inc. ................          624         10,352
  Crawford & Co. -                                                Platinum Underwriters
    Class B* ...................        2,037          8,026        Holdings, Ltd.(1) ..........        3,440        131,718
  Delphi Financial Group,                                         PMA Capital Corp. -
    Inc. - Class A .............        3,853         86,192        Class A* ...................        2,485         15,655
  Donegal Group, Inc. -                                           Presidential Life Corp. ......        2,190         20,038
    Class A ....................          750         11,655      ProAssurance Corp.* ..........        2,507        134,651
  eHealth, Inc.* ...............        2,144         35,226        RLI Corp.(1) ...............        1,626         86,584
  EMC Insurance Group,                                            Safety Insurance Group,
    Inc.(1) ....................          445          9,572        Inc. .......................        1,214         43,983
  Employers Holdings, Inc. .....        3,237         49,656      SeaBright Insurance
  Enstar Group, Ltd.* ..........          409         29,865        Holdings, Inc.* ............        1,684         19,349
  FBL Financial Group,                                            Selective Insurance
    Inc. - Class A(1) ..........          453          8,390        Group, Inc. ................        4,273         70,291
  First Acceptance Corp.* ......        1,630          3,178      State Auto Financial
  First Mercury Financial                                           Corp. ......................        1,158         21,423
    Corp. ......................        1,105         15,150      Stewart Information
  Flagstone Reinsurance                                             Services Corp.(1) ..........        1,499         16,909
    Holdings, Ltd. .............        2,687         29,396      The Phoenix Cos., Inc.*(1) ...       10,064         27,978
  FPIC Insurance Group,                                           Tower Group, Inc.(1) .........        3,147         73,671
    Inc.* ......................          661         25,528      United America
  Greenlight Capital Re,                                            Indemnity, Ltd. -
    Ltd. - Class A*(1) .........        1,950         45,961        Class A* ...................        2,979         23,594
  Hallmark Financial                                              United Fire & Casualty
    Services, Inc.* ............        1,217          9,687        Co. ........................        1,595         29,077
  Harleysville Group, Inc. .....        1,069         33,984      Zenith National Insurance
  Hilltop Holdings, Inc.* ......        3,691         42,963        Corp.(1) ...................        2,787         82,941
  Horace Mann Educators                                                                                         ------------
    Corp. ......................        3,474         43,425                                                       2,212,739
  Independence Holding                                                                                          ------------
    Co. ........................          990          5,742     REAL ESTATE INVESTMENT TRUSTS -- 6.3%
  Infinity Property &                                             Acadia Realty Trust ..........        3,175         53,562
    Casualty Corp. .............        1,088         44,216      Agree Realty Corp. ...........          749         17,444
                                                                  Alexander's, Inc.*(1) ........          176         53,578

                          The accompanying notes are an integral part of the financial statements.

                                                             32

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)                    REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
  American Campus                                                 First Industrial Realty
    Communities, Inc.(1) .......        4,095   $    115,069        Trust, Inc.*(1) ............        4,042   $     21,140
  American Capital                                                First Potomac Realty
    Agency Corp. ...............          898         23,833        Trust ......................        2,424         30,470
  Anworth Mortgage                                                Franklin Street
    Asset Corp. ................        7,921         55,447        Properties Corp. ...........        4,587         67,016
  Ashford Hospitality                                             Getty Realty Corp. ...........        1,377         32,401
    Trust, Inc.*(1) ............        5,090         23,618      Gladstone Commercial
  Associated Estates                                                Corp .......................        1,100         14,751
    Realty Corp. ...............        1,164         13,118      Glimcher Realty Trust ........        3,615          9,761
  BioMed Realty Trust,                                            Government Properties
    Inc ........................        8,116        128,070        Income Trust ...............          560         12,869
  CapLease Funding, Inc. .......        4,301         18,838      Hatteras Financial Corp.(1) ..        2,681         74,961
  Capstead Mortgage Corp. ......        4,840         66,066      Healthcare Realty Trust,
  Care Investment Trust,                                            Inc ........................        4,956        106,356
    Inc. .......................        1,180          9,180      Hersha Hospitality Trust(1) ..        4,218         13,245
  CBL & Associates                                                Highwoods Properties,
    Properties, Inc.(1) ........       11,290        109,174        Inc.(1) ....................        5,705        190,262
  Cedar Shopping Centers,                                         Home Properties, Inc.(1) .....        2,724        129,962
    Inc ........................        3,446         23,433      Inland Real Estate
  Cogdell Spencer, Inc. ........        1,127          6,379        Corp.(1) ...................        6,265         51,060
  Colonial Properties                                             Invesco Mortgage
    Trust(1) ...................        5,453         63,964        Capital, Inc. ..............          740         16,842
  Cousins Properties, Inc.(1) ..        5,238         39,966      Investors Real Estate
  Cypress Sharpridge                                                Trust ......................        5,907         53,163
    Investments, Inc. ..........        2,340         31,613      iStar Financial, Inc.*(1) ....        8,190         20,966
  DCT Industrial Trust,                                           Kilroy Realty Corp.(1) .......        3,520        107,958
    Inc.(1) ....................       17,015         85,415      Kite Realty Group Trust ......          580          2,361
  Developers Diversified                                          LaSalle Hotel Properties .....        4,701         99,802
    Realty Corp.(1) ............       11,780        109,083      Lexington Realty
  DiamondRock                                                       Trust(1) ...................        7,381         44,876
    Hospitality Co.(1) .........        9,219         78,085      LTC Properties, Inc. .........        1,522         40,714
  DuPont Fabros                                                   Medical Properties Trust,
    Technology, Inc.(1) ........        1,815         32,652        Inc.(1) ....................        6,485         64,850
  Dynex Capital, Inc. ..........        1,710         14,928      MFA Mortgage
  Eastgroup Properties, Inc. ...        2,034         77,862        Investments, Inc. ..........       22,021        161,854
  Education Realty                                                Mid-America Apartment
    Trust, Inc. ................        4,881         23,624        Communities, Inc. ..........        1,890         91,249
  Entertainment Properties                                        Mission West Properties,
    Trust(1) ...................        2,869        101,190        Inc.(1) ....................        1,485         10,677
  Equity Lifestyle                                                Monmouth Real Estate -
    Properties, Inc. ...........        1,957         98,770        Class A ....................        1,412         10,505
  Equity One, Inc.(1) ..........        2,702         43,691      National Health Investors,
  Extra Space Storage,                                              Inc ........................        1,994         73,758
    Inc.(1) ....................        7,092         81,913      National Retail Properties,
  FelCor Lodging Trust,                                             Inc.(1) ....................        5,684        120,614
    Inc.* ......................        6,270         22,572

                          The accompanying notes are an integral part of the financial statements.

                                                             33

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)                    REAL ESTATE MANAGEMENT &
  NorthStar Realty Finance                                         DEVELOPMENT -- (CONTINUED)
    Corp.(1) ...................        5,790   $     19,860      Forestar Real Estate
  Omega Healthcare                                                  Group, Inc.* ...............        2,998   $     65,896
    Investors, Inc.(1) .........        6,505        126,522      Tejon Ranch Co.*(1) ..........          648         18,935
  Parkway Properties, Inc. .....        1,799         37,455                                                    ------------
  Pennsylvania Real Estate                                                                                           114,426
    Investment Trust ...........        3,321         28,096                                                    ------------
  Pennymac Mortgage                                              THRIFTS & MORTGAGE FINANCE -- 1.3%
    Investment Trust* ..........        2,150         36,937      Abington Bancorp, Inc. .......        1,867         12,864
  Post Properties, Inc.(1) .....        3,571         69,992      Astoria Financial Corp.(1) ...        7,090         88,129
  Potlatch Corp.(1) ............        3,071         97,903      Bank Mutual Corp. ............        3,831         26,511
  PS Business Parks, Inc. ......        1,419         71,021      BankFinancial Corp. ..........        1,661         16,444
  RAIT Financial Trust* ........        5,741          7,521      Beneficial Mutual
  Ramco-Gershenson                                                  Bancorp, Inc.* .............        2,557         25,161
    Properties Trust ...........        2,754         26,273      Berkshire Hills Bancorp,
  Redwood Trust, Inc. ..........        6,469         93,542        Inc. .......................        1,111         22,975
  Resource Capital Corp. .......            2             10      Brookline Bancorp, Inc. ......        4,778         47,350
  Saul Centers, Inc. ...........          628         20,573      Brooklyn Federal
  Sovran Self Storage, Inc. ....        2,387         85,288        Bancorp, Inc.(1) ...........          700          7,028
  Starwood Property                                               Clifton Savings
    Trust, Inc. ................        3,290         62,148        Bancorp, Inc. ..............          405          3,795
  Strategic Hotels &                                              Dime Community Bancshares ....        1,893         22,186
    Resources, Inc.*(1) ........        6,380         11,867      Doral Financial Corp.*(1) ....          968          3,514
  Sun Communities, Inc. ........        1,141         22,535      ESB Financial Corp. ..........        1,420         18,772
  Sunstone Hotel Investors,                                       ESSA Bancorp, Inc. ...........        1,500         17,550
    Inc.*(1) ...................        8,034         71,342      First Defiance Financial
  Tanger Factory Outlet                                             Corp. ......................          600          6,774
    Centers, Inc.(1) ...........        3,382        131,864      First Financial Holdings,
  Transcontinental Realty                                           Inc. .......................          964         12,522
    Investors, Inc.*(1) ........          380          4,526      First Financial Northwest,
  U-Store-It Trust(1) ..........        7,014         51,342        Inc. .......................        1,927         12,622
  Universal Health Realty                                         First Financial Service
    Income Trust ...............          877         28,090        Corp. ......................        1,070          9,694
  Urstadt Biddle Properties,                                      Flushing Financial Corp. .....        1,824         20,538
    Inc. - Class A .............        1,585         24,203      Fox Chase Bancorp,
  Walter Investment                                                 Inc.* ......................          917          8,730
    Management Corp. ...........        1,610         23,071      Home Federal Bancorp,
  Washington Real Estate                                            Inc. .......................        1,503         20,005
    Investment Trust(1) ........        4,602        126,785      Kearny Financial Corp. .......        1,319         13,296
  Winthrop Realty Trust ........        1,272         13,814      Kentucky First Federal
                                                ------------        Bancorp.(1) ................          340          3,740
                                                   4,589,160      Legacy Bancorp, Inc. .........        1,060         10,452
                                                ------------      Meridian Interstate
 REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%                       Bancorp, Inc.* .............        1,140          9,907
  Avatar Holdings, Inc.* .......          512          8,709      MGIC Investment
  China Housing & Land                                              Corp.*(1) ..................       10,280         59,418
    Development, Inc.* .........        2,350          9,705      NewAlliance Bancshares,
  Consolidated Tomoka                                               Inc. .......................        7,905         94,939
    Land Co. ...................          320         11,181

                          The accompanying notes are an integral part of the financial statements.

                                                             34

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                          VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------  -------------
 THRIFTS & MORTGAGE FINANCE -- (CONTINUED)                      BIOTECHNOLOGY -- (CONTINUED)
  Northwest Bancshares,                                          BioCryst Pharmaceuticals,
    Inc.* ......................        1,729   $     19,569       Inc.*(1) ....................        2,490  $      16,085
  OceanFirst Financial                                           Biospecifics Technologies
    Corp. ......................          798          9,017       Corp.*(1) ...................          150          4,402
  Ocwen Financial Corp.*(1) ....        4,786         45,802     Celera Corp.* .................        6,033         41,688
  Oritani Financial Corp. ......          756         10,380     Cell Therapeutics, Inc.*(1) ...       38,170         43,514
  Provident Financial                                            Celldex Therapeutics,
    Services, Inc. .............        5,355         57,031       Inc.* .......................          973          4,554
  Provident New York                                             Cepheid, Inc.*(1) .............        4,077         50,881
    Bancorp ....................        3,234         27,295     Chelsea Therapeutics
  Prudential BanCorp., Inc.                                        International, Inc.* ........        4,770         12,879
    of Pennsylvania(1) .........          470          4,474     Clinical Data, Inc.*(1) .......          845         15,430
  Radian Group, Inc.(1) ........        6,676         48,802     Cubist Pharmaceuticals,
  Rockville Financial, Inc. ....          773          8,116       Inc.* .......................        4,562         86,541
  Roma Financial Corp. .........          767          9,480     Curis, Inc.*(1) ...............        2,140          6,955
  The PMI Group, Inc.*(1) ......        5,800         14,616     Cytokinetics, Inc.* ...........        3,020          8,788
  TrustCo Bank Corp.(1) ........        5,494         34,612     Cytori Therapeutics,
  United Financial                                                 Inc.*(1) ....................        1,467          8,949
    Bancorp, Inc. ..............          880         11,537     Dyax Corp.*(1) ................        7,101         24,072
  ViewPoint Financial                                            Emergent Biosolutions,
    Group ......................          601          8,660       Inc.* .......................        1,451         19,719
  Westfield Financial, Inc. ....        2,324         19,173     Enzon Pharmaceuticals,
  WSFS Financial Corp. .........          508         13,020       Inc.*(1) ....................        3,552         37,403
                                                ------------     Exelixis, Inc.* ...............        9,162         67,524
                                                     936,500     Facet Biotech Corp.* ..........        1,681         29,552
                                                ------------     Genomic Health, Inc.* .........        1,270         24,841
 TOTAL FINANCIALS ...........................     14,320,638     Geron Corp.*(1) ...............        6,247         34,671
                                                ------------     GTx, Inc.*(1) .................        1,098          4,612
HEALTH CARE -- 14.4%                                             Halozyme Therapeutics,
 BIOTECHNOLOGY -- 4.0%                                             Inc.* .......................        5,721         33,582
  Acorda Therapeutics,                                           Hemispherx Biopharma,
    Inc.* ......................        3,313         83,554       Inc.*(1) ....................        9,290          5,202
  Affymax, Inc.* ...............          855         21,153     Human Genome
  Alkermes, Inc.* ..............        8,623         81,142       Sciences, Inc.* .............       14,030        429,318
  Allos Therapeutics,                                            Idenix Pharmaceuticals,
    Inc.*(1) ...................        6,068         39,867       Inc.* .......................        1,712          3,681
  Alnylam Pharmaceuticals,                                       Idera Pharmaceuticals,
    Inc.* ......................        3,038         53,530       Inc.* .......................        1,334          6,897
  AMAG Pharmaceuticals,                                          Immunogen, Inc.* ..............        4,078         32,053
    Inc.*(1) ...................        1,390         52,862     Immunomedics, Inc.*(1) ........        5,910         18,971
  Amicus Therapeutics,                                           Incyte Corp.*(1) ..............        7,787         70,940
    Inc.*(1) ...................        1,880          7,464     Infinity Pharmaceuticals,
  Arena Pharmaceuticals,                                           Inc.* .......................        2,710         16,748
    Inc.*(1) ...................        6,810         24,175     Insmed, Inc.* .................       17,780         13,691
  Ariad Pharmaceuticals,                                         InterMune, Inc.*(1) ...........        2,956         38,546
    Inc.* ......................        4,930         11,240     Isis Pharmaceuticals,
  ArQule, Inc.* ................        2,610          9,631       Inc.*(1) ....................        7,912         87,823
  Array Biopharma, Inc.* .......        2,963          8,326
  AVI BioPharma, Inc.*(1) ......       10,420         15,213

                          The accompanying notes are an integral part of the financial statements.

                                                             35

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 BIOTECHNOLOGY -- (CONTINUED)                                    BIOTECHNOLOGY -- (CONTINUED)
  Lexicon Pharmaceuticals,                                        Savient Pharmaceuticals,
    Inc.* ......................        8,740   $     14,858        Inc.*(1) ...................        4,958   $     67,478
  Ligand Pharmaceuticals,                                         Seattle Genetics, Inc.* ......        7,125         72,390
    Inc. - Class B* ............        9,151         19,858      SIGA Technologies, Inc.* .....        2,580         14,964
  MannKind Corp.*(1) ...........        4,797         42,022      Spectrum Pharmaceuticals,
  Martek Bioscience                                                 Inc.*(1) ...................        3,860         17,138
    Corp.*(1) ..................        2,356         44,623      StemCells, Inc.*(1) ..........       11,150         14,049
  Maxygen, Inc.* ...............        1,716         10,450      Synta Pharmaceuticals
  Medivation, Inc.*(1) .........        2,341         88,139        Corp.*(1) ..................        2,000         10,120
  Metabolix, Inc.* .............        1,226         13,572      Theravance, Inc.* ............        4,266         55,757
  Micromet, Inc.*(1) ...........        4,550         30,303      Vanda Pharmaceuticals,
  Molecular Insight                                                 Inc.*(1) ...................        2,190         24,616
    Pharmaceuticals,                                              Vical, Inc.*(1) ..............        1,870          6,152
    Inc.*(1) ...................        2,540          5,715      Zymogenetics, Inc.*(1) .......        2,575         16,454
  Momenta Pharmaceuticals,                                                                                      ------------
    Inc.* ......................        2,980         37,578                                                       2,897,506
  Myriad Pharmaceuticals,                                                                                       ------------
    Inc.* ......................        1,881          9,461     HEALTH CARE EQUIPMENT & SUPPLIES -- 3.6%
  Nabi Biopharmaceuticals* .....        4,188         20,521      Abaxis, Inc.* ................        1,881         48,060
  Nanosphere, Inc.* ............        1,299          8,366      Abiomed, Inc.*(1) ............        2,062         18,022
  Neurocrine Biosciences,                                         AccuRay, Inc.* ...............        3,180         17,840
    Inc.* ......................        3,017          8,206      Align Technology, Inc.*(1) ...        4,611         82,168
  NeurogesX, Inc.* .............        1,700         13,107      Alphatec Holdings, Inc.* .....        2,110         11,267
  Novavax, Inc.*(1) ............        5,273         14,026      American Medical
  NPS Pharmaceuticals,                                              Systems Holdings,
    Inc.* ......................        3,012         10,241        Inc.*(1) ...................        5,624        108,487
  Onyx Pharmaceuticals,                                           Analogic Corp.(1) ............        1,048         40,358
    Inc.* ......................        4,444        130,387      AngioDynamics, Inc.* .........        1,729         27,802
  Opko Health, Inc.* ...........        6,200         11,346      Atrion Corp.(1) ..............          190         29,587
  Orexigen Therapeutics,                                          ATS Medical, Inc.*(1) ........        2,990          9,658
    Inc.* ......................        1,905         14,173      Bovie Medical Corp.*(1) ......        2,160         16,870
  Osiris Therapeutics, Inc.* ...        1,494         10,667      Cantel Medical Corp.* ........        1,044         21,068
  PDL BioPharma, Inc.(1) .......       10,476         71,865      Cardiac Science Corp.* .......        1,667          3,717
  Pharmasset, Inc.* ............        1,528         31,630      Cardiovascular Systems,
  Poniard Pharmaceuticals,                                          Inc.* ......................        1,410          6,472
    Inc.*(1) ...................        1,440          2,635      Conceptus, Inc.*(1) ..........        2,371         44,480
  Progenics Pharmaceuticals,                                      Conmed Corp.* ................        2,223         50,684
    Inc.*(1) ...................        1,706          7,575      Cryolife, Inc.* ..............        1,550          9,951
  Protalix BioTherapeutics,                                       Cyberonics, Inc.* ............        2,780         56,823
    Inc.*(1) ...................        3,160         20,919      Cynosure, Inc. - Class A* ....          603          6,928
  Regeneron Pharmaceuticals,                                      Delcath Systems, Inc.* .......        2,950         15,163
    Inc.* ......................        5,432        131,346      DexCom, Inc.*(1) .............        2,443         19,739
  Repligen Corp.* ..............        3,750         15,412      Electro-Optical Sciences,
  Rigel Pharmaceuticals,                                            Inc.*(1) ...................        1,820         18,855
    Inc.*(1) ...................        3,531         33,580      Endologix, Inc.* .............        3,030         15,998
  Sangamo Biosciences,                                            ev3, Inc.*(1) ................        6,195         82,641
    Inc.*(1) ...................        2,895         17,138      Exactech, Inc.* ..............          622         10,767
                                                                  Greatbatch, Inc.*(1) .........        1,901         36,556
                                                                  Haemonetics Corp.* ...........        1,985        109,473

                          The accompanying notes are an integral part of the financial statements.

                                                             36

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)                 HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
  Hansen Medical, Inc.* ........        1,503   $      4,554      Thoratec Corp.*(1) ...........        4,596   $    123,724
  HeartWare International,                                        TomoTherapy, Inc.* ...........        4,263         16,626
    Inc.* ......................          390         13,833      TranS1, Inc.* ................          847          3,346
  ICU Medical, Inc.* ...........        1,117         40,704      Utah Medical Products,
  Immucor, Inc.* ...............        5,669        114,741        Inc.(1) ....................          630         18,472
  Insulet Corp.*(1) ............        2,721         38,856      Vascular Solutions, Inc.* ....          720          6,041
  Integra LifeSciences                                            Volcano Corp.*(1) ............        4,249         73,848
    Holdings Corp.*(1) .........        1,627         59,841      West Pharmaceutical
  Invacare Corp.(1) ............        2,134         53,222        Services, Inc. .............        2,618        102,626
  IRIS International, Inc.* ....        1,005         12,422      Wright Medical Group,
  Kensey Nash Corp.* ...........          558         14,229        Inc.*(1) ...................        3,110         58,935
  MAKO Surgical Corp.*(1) ......          660          7,326      Young Innovations, Inc. ......          770         19,081
  Masimo Corp.* ................        3,931        119,581      Zoll Medical Corp.* ..........        1,833         48,978
  Medical Action Industries,                                                                                    ------------
    Inc.* ......................        1,124         18,051                                                       2,629,536
  Meridian Bioscience, Inc. ....        2,854         61,504                                                    ------------
  Merit Medical Systems,                                         HEALTH CARE PROVIDERS & SERVICES -- 3.7%
    Inc.* ......................        2,522         48,649      Air Methods Corp.*(1) ........          781         26,257
  Micrus Endovascular                                             Alliance HealthCare
    Corp.* .....................          929         13,944        Services, Inc.* ............        2,920         16,673
  Natus Medical, Inc.* .........        2,223         32,878      Allied Healthcare
  Neogen Corp.*(1) .............        1,363         32,180        International, Inc.* .......        5,710         16,616
  NuVasive, Inc.*(1) ...........        2,840         90,823      Allion Healthcare, Inc.* .....        2,640         17,318
  NxStage Medical, Inc.*(1) ....        2,581         21,551      Almost Family, Inc.*(1) ......          548         21,662
  OraSure Technologies,                                           Amedisys, Inc.*(1) ...........        2,046         99,354
    Inc.* ......................        3,287         16,698      American Dental
  Orthofix International                                            Partners, Inc.* ............        1,800         23,220
    N.V.* ......................        1,421         44,008      AMERIGROUP Corp.*(1) .........        4,178        112,639
  Orthovita, Inc.* .............        3,068         10,769      AMN Healthcare
  Palomar Medical                                                   Services, Inc.* ............        2,568         23,266
    Technologies, Inc.* ........        1,403         14,142      AmSurg Corp.* ................        2,550         56,151
  Quidel Corp.*(1) .............        1,397         19,251      Assisted Living Concepts,
  Rochester Medical                                                 Inc. - Class A* ............          752         19,830
    Corp.* .....................        1,660         18,476      Bio-Reference Labs, Inc.* ....          699         27,394
  Rockwell Medical                                                BioScrip, Inc.* ..............        2,220         18,559
    Technologies, Inc.* ........          660          5,075      Capital Senior Living
  RTI Biologics, Inc.* .........        4,000         15,360        Corp.* .....................        2,468         12,389
  Sirona Dental Systems,                                          CardioNet, Inc.* .............        1,800         10,692
    Inc.* ......................        1,242         39,421      Catalyst Health Solutions,
  Somanetics Corp.* ............          632         11,092        Inc.* ......................        3,056        111,452
  SonoSite, Inc.* ..............        1,415         33,436      Centene Corp.*(1) ............        3,457         73,185
  Spectranetics Corp.* .........        1,838         12,792      Chemed Corp. .................        1,715         82,269
  Stereotaxis, Inc.*(1) ........        2,246          8,827      Chindex International,
  STERIS Corp. .................        4,900        137,053        Inc.* ......................          861         12,166
  SurModics, Inc.*(1) ..........          960         21,754      Clarient, Inc.* ..............          670          1,776
  Symmetry Medical, Inc.* ......        2,878         23,197      Continucare Corp.* ...........        4,530         19,796
  Synovis Life                                                    Corvel Corp.* ................          410         13,751
    Technologies, Inc.* ........          634          8,185      Cross Country Healthcare,
                                                                    Inc.* ......................        2,414         23,923

                          The accompanying notes are an integral part of the financial statements.

                                                             37

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)                 HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
  Emergency Medical                                               Sun Healthcare Group,
    Services Corp. -                                                Inc.* ......................        2,620   $     24,025
    Class A* ...................        1,212   $     65,630      Sunrise Senior Living,
  Emeritus Corp.*(1) ...........        1,436         26,925        Inc.*(1) ...................        4,930         15,875
  Genoptix, Inc.* ..............        1,105         39,261      The Ensign Group, Inc. .......          569          8,746
  Gentiva Health Services,                                        Triple-S Management
    Inc.* ......................        2,547         68,795        Corp. - Class B*(1) ........        2,121         37,330
  Hanger Orthopedic Group,                                        U.S. Physical Therapy,
    Inc.* ......................        1,423         19,680        Inc.* ......................          812         13,747
  Health Grades, Inc.* .........        1,760          7,550      Universal American
  HealthSouth Corp.* ...........        7,044        132,216        Corp.* .....................        2,473         28,934
  Healthspring, Inc.* ..........        4,163         73,310      Virtual Radiologic Corp.* ....          280          3,573
  Healthways, Inc.* ............        2,910         53,369      WellCare Health Plans,
  HMS Holdings Corp.* ..........        1,959         95,384        Inc.* ......................        3,400        124,984
  inVentiv Health, Inc.* .......        2,397         38,760                                                    ------------
  IPC The Hospitalist Co.,                                                                                         2,660,084
    Inc.* ......................        1,520         50,540                                                    ------------
  Kindred Healthcare, Inc.* ....        3,239         59,792     HEALTH CARE TECHNOLOGY -- 0.8%
  Landauer, Inc. ...............          626         38,436      AMICAS, Inc.* ................          730          3,971
  LCA - Vision, Inc.* ..........        1,950          9,984      Athenahealth, Inc.*(1) .......        2,830        128,029
  LHC Group, Inc.*(1) ..........        1,397         46,953        Computer Programs &
  Magellan Health Services,                                         Systems, Inc. ..............          883         40,662
    Inc.*(1) ...................        2,905        118,321      Eclipsys Corp.*(1) ...........        4,361         80,766
  Medcath Corp.* ...............        1,454         11,501      MedAssets, Inc.*(1) ..........        3,299         69,972
  Metropolitan Health                                             Medidata Solutions, Inc.* ....          970         15,132
    Networks, Inc.* ............        7,120         14,169      MedQuist, Inc. ...............           70            468
  Molina Healthcare,                                              Merge Healthcare, Inc.* ......        1,000          3,360
    Inc.*(1) ...................        1,088         24,883      Omnicell, Inc.* ..............        3,068         35,865
  MWI Veterinary Supply,                                          Phase Forward, Inc.* .........        3,643         55,920
    Inc.* ......................          900         33,930      Quality Systems, Inc.(1) .....        1,888        118,548
  National HealthCare                                             Transcend Services, Inc.* ....          340          7,262
    Corp.(1) ...................          516         18,633      Vital Images, Inc.* ..........        1,210         15,355
  Nighthawk Radiology                                                                                           ------------
    Holdings, Inc.* ............        2,522         11,425                                                         575,310
  Odyssey Healthcare, Inc.* ....        2,633         41,022                                                    ------------
  Owens & Minor, Inc.(1) .......        3,511        150,727     LIFE SCIENCES TOOLS & SERVICES -- 0.7%
  PharMerica Corp.*(1) .........        2,289         36,349      Accelrys, Inc.* ..............        2,562         14,680
  Providence Service                                              Affymetrix, Inc.* ............        5,874         34,304
    Corp.* .....................          380          6,004      Albany Molecular
  PSS World Medical, Inc.* .....        4,132         93,259      Research, Inc.* ..............        1,747         15,863
  Psychiatric Solutions,                                          Bruker Corp.* ................        4,056         48,915
    Inc.* ......................        4,167         88,090      Cambrex Corp.* ...............        2,214         12,354
  RadNet, Inc.* ................        3,431          6,999      Dionex Corp.* ................        1,205         89,013
  RehabCare Group, Inc.* .......        1,502         45,706      Enzo Biochem, Inc.* ..........        2,252         12,116
  Res-Care, Inc.* ..............        2,075         23,240      eResearch Technology,
  Skilled Healthcare Group,                                         Inc.* ......................        2,783         16,726
    Inc. - Class A* ............        1,569         11,689      Harvard Bioscience, Inc.* ....        3,320         11,852
                                                                  Kendle International,
                                                                    Inc.* ......................          866         15,857

                          The accompanying notes are an integral part of the financial statements.

                                                             38

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 LIFE SCIENCES TOOLS & SERVICES -- (CONTINUED)                   PHARMACEUTICALS -- (CONTINUED)
  Luminex, Corp.*(1) ...........        3,668   $     54,763      Matrixx Initiatives,
  Parexel International                                             Inc.*(1) ...................          530   $      2,237
    Corp.* .....................        4,729         66,679      Medicis Pharmaceutical
  Sequenom, Inc.*(1) ...........        5,148         21,313        Corp. - Class A ............        4,687        126,783
  Varian, Inc.*(1) .............        2,186        112,667      Nektar Therapeutics* .........        7,372         68,707
                                                ------------      Optimer Pharmaceuticals,
                                                     527,102        Inc.*(1) ...................        2,365         26,677
                                                ------------      Pain Therapeutics, Inc.* .....        1,910         10,238
 PHARMACEUTICALS -- 1.6%                                          Par Pharmaceutical Cos.,
  Acura Pharmaceuticals,                                            Inc.* ......................        2,600         70,356
    Inc.*(1) ...................        1,700          9,061      Pozen, Inc.* .................        2,105         12,609
  Adolor Corp.* ................        2,670          3,898      Questcor Pharmaceuticals,
  Ardea Biosciences,                                                Inc.* ......................        5,289         25,123
    Inc.*(1) ...................        1,156         16,184      Salix Pharmaceuticals,
  ARYx Therapeutics, Inc.* .....        5,040         16,178        Ltd.* ......................        3,697         93,904
  Auxilium Pharmaceuticals,                                       Santarus, Inc.* ..............        3,410         15,754
    Inc.* ......................        3,741        112,155      Sucampo Pharmaceuticals,
  AVANIR Pharmaceuticals,                                           Inc. - Class A* ............          892          3,604
    Inc. - Class A* ............        7,890         14,991      SuperGen, Inc.* ..............        7,290         19,100
  Biodel, Inc.*(1) .............        1,021          4,431      The Medicines Co.* ...........        4,299         35,854
  Biomimetic Therapeutics,                                        ViroPharma, Inc.* ............        6,274         52,639
    Inc.*(1) ...................          839         10,009      Vivus, Inc.*(1) ..............        6,196         56,941
  BMP Sunstone Corp.* ..........        1,953         11,113      XenoPort, Inc.* ..............        2,324         43,134
  Cadence Pharmaceuticals,                                                                                      ------------
    Inc.*(1) ...................        1,939         18,750                                                       1,124,526
  Caraco Pharmaceutical                                                                                         ------------
    Laboratories, Ltd.* ........        1,004          6,064     TOTAL HEALTH CARE ..........................     10,414,064
  Cornerstone Therapeutics,                                                                                     ------------
    Inc.* ......................        2,500         15,250    INDUSTRIALS -- 15.7%
  Cypress Bioscience,                                            AEROSPACE & DEFENSE -- 1.8%
    Inc.*(1) ...................        2,574         14,826      AAR Corp.* ...................        2,976         68,389
  Depomed, Inc.* ...............        4,260         14,271      Aerovironment, Inc.* .........        1,074         31,232
  Discovery Laboratories,                                         American Science &
    Inc.*(1) ...................        3,580          2,250        Engineering, Inc. ..........          694         52,633
  Durect Corp.* ................        5,105         12,609      Applied Signal
  Hi-Tech Pharmacal Co.,                                            Technology, Inc. ...........        1,276         24,614
    Inc.* ......................          920         25,806      Argon ST, Inc.* ..............          757         16,442
  Impax Laboratories, Inc.* ....        5,320         72,352      Ascent Solar Technologies,
  Inspire Pharmaceuticals,                                          Inc.*(1) ...................        2,850         15,105
    Inc.* ......................        5,754         31,762      Ceradyne, Inc.* ..............        1,872         35,961
  ISTA Pharmaceuticals,                                           Cubic Corp. ..................        1,308         48,789
    Inc.* ......................        4,590         20,930      Curtiss-Wright Corp. .........        3,676        115,132
  Javelin Pharmaceuticals,                                        DigitalGlobe, Inc.* ..........        1,340         32,428
    Inc.* ......................        7,550          9,815      Ducommun, Inc. ...............        1,194         22,340
  KV Pharmaceutical Co. -                                         DynCorp International,
    Class A* ...................        4,263         15,645        Inc. - Class A* ............        1,878         26,949
  MAP Pharmaceuticals,                                            Esterline Technologies
    Inc.* ......................          264          2,516        Corp.* .....................        2,427         98,949
                                                                  GenCorp, Inc.* ...............        3,309         23,163

                          The accompanying notes are an integral part of the financial statements.

                                                             39

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 AEROSPACE & DEFENSE -- (CONTINUED)                              BUILDING PRODUCTS -- (CONTINUED)
  GeoEye, Inc.*(1) .............        1,599   $     44,580      Apogee Enterprises,
  HEICO Corp.(1) ...............        1,723         76,381        Inc.(1) ....................        2,037   $     28,518
  Herley Industries, Inc.* .....        1,153         16,015      Builders FirstSource,
  Hexcel Corp.*(1) .............        8,043        104,398        Inc.*(1) ...................        2,760         10,626
  Ladish Co., Inc.* ............        1,340         20,207      Gibraltar Industries, Inc.* ..        2,250         35,392
  LMI Aerospace, Inc.* .........          657          8,738      Griffon Corp.* ...............        3,599         43,980
  Moog, Inc. - Class A* ........        3,536        103,357      Insteel Industries, Inc. .....        1,260         16,380
  Orbital Sciences Corp.* ......        4,381         66,854      NCI Building Systems,
  Stanley, Inc.*(1) ............        1,042         28,561        Inc.* ......................        9,160         16,580
  Taser International, Inc.* ...        5,621         24,620      Quanex Building
  Teledyne Technologies,                                            Products Corp. .............        2,783         47,228
    Inc.* ......................        2,744        105,260      Simpson Manufacturing
  Triumph Group, Inc.(1) .......        1,280         61,760        Co., Inc.(1) ...............        3,251         87,419
                                                ------------      Trex Co., Inc.*(1) ...........        1,129         22,128
                                                   1,272,857      Universal Forest Products,
                                                ------------        Inc. .......................        1,416         52,123
 AIR FREIGHT & LOGISTICS -- 0.3%                                                                                ------------
  Air Transport Services                                                                                             437,173
    Group, Inc.* ...............        5,960         15,735                                                    ------------
  Atlas Air Worldwide                                            COMMERCIAL SERVICES & SUPPLIES -- 2.4%
    Holdings, Inc.* ............        1,174         43,732      ABM Industries, Inc. .........        3,729         77,041
  Dynamex, Inc.* ...............          500          9,050      ACCO Brands Corp.* ...........        4,800         34,944
  Forward Air Corp.(1) .........        2,141         53,632      American Ecology Corp. .......        1,674         28,525
  Hub Group, Inc. -                                               American Reprographics
    Class A* ...................        2,992         80,275        Co.* .......................          348          2,439
  Pacer International, Inc.* ...        2,615          8,263      AMREP Corp.* .................          277          3,795
                                                ------------      APAC Customer Services,
                                                     210,687        Inc.* ......................        2,750         16,390
                                                ------------      ATC Technology Corp.* ........        1,779         42,429
 AIRLINES -- 0.9%                                                 Bowne & Co., Inc. ............        2,839         18,965
  AirTran Holdings, Inc.*(1) ...        9,562         49,914      Cenveo, Inc.* ................        2,863         25,051
  Alaska Air Group, Inc.* ......        2,907        100,466      Clean Harbors, Inc.* .........        1,667         99,370
  Allegiant Travel Co.*(1) .....        1,174         55,377      Consolidated Graphics,
  Hawaiian Holdings, Inc.* .....        4,123         28,861        Inc.* ......................          752         26,335
  JetBlue Airways Corp.* .......       20,324        110,766      Cornell Cos., Inc.* ..........          843         19,136
  Republic Airways                                                Courier Corp. ................          824         11,742
    Holdings, Inc.* ............        3,021         22,325      Deluxe Corp. .................        3,775         55,832
  SkyWest, Inc. ................        3,713         62,824      EnergySolutions, Inc. ........        6,061         51,458
  UAL Corp.*(1) ................       12,342        159,335      EnerNOC, Inc.*(1) ............        1,094         33,247
  US Airways Group,                                               Ennis, Inc. ..................        1,949         32,724
    Inc.*(1) ...................       13,156         63,675      Fuel Tech, Inc.* .............        1,231         10,057
                                                ------------      G & K Services, Inc. -
                                                     653,543        Class A ....................        1,574         39,555
                                                ------------      Healthcare Services
 BUILDING PRODUCTS -- 0.6%                                          Group, Inc. ................        2,270         48,714
  AAON, Inc. ...................          922         17,970      Herman Miller, Inc. ..........        4,085         65,278
  American Woodmark                                               HNI Corp. ....................        3,533         97,617
    Corp.(1) ...................          645         12,694      Innerworkings, Inc.*(1) ......        1,930         11,387
  Ameron International                                            Interface, Inc. - Class A ....        4,185         34,777
    Corp. ......................          727         46,135

                          The accompanying notes are an integral part of the financial statements.

                                                             40

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 COMMERCIAL SERVICES & SUPPLIES -- (CONTINUED)                   CONSTRUCTION & ENGINEERING -- (CONTINUED)
  Kimball International,                                          MYR Group, Inc.* .............        1,550   $     28,024
    Inc. - Class B .............        2,860   $     24,367      Northwest Pipe Co.* ..........          861         23,126
  Knoll, Inc. ..................        2,552         26,362      Orion Marine Group,
  M&F Worldwide Corp.* .........          633         25,004        Inc.* ......................        2,288         48,185
  McGrath RentCorp .............        1,520         33,987      Pike Electric Corp.* .........        1,200         11,136
  Metalico, Inc.* ..............        1,773          8,723      Sterling Construction
  Mine Safety Appliances                                            Co., Inc.* .................          675         12,947
    Co .........................        2,263         60,037      Tutor Perini Corp.* ..........        2,171         39,252
  Mobile Mini, Inc.* ...........        2,938         41,396                                                    ------------
  Multi-Color Corp. ............          681          8,315                                                         683,584
  North American                                                                                                ------------
    Galvanizing &                                                ELECTRICAL EQUIPMENT -- 2.3%
    Coating, Inc.*(1) ..........        2,520         12,222      Acuity Brands, Inc.(1) .......        3,573        127,342
  Perma-Fix Environmental                                         Advanced Battery
    Services* ..................        7,250         16,458        Technologies, Inc.* ........        3,809         15,236
  Rollins, Inc. ................        3,131         60,366      American Superconductor
  Schawk, Inc. .................        1,303         17,721        Corp.*(1) ..................        3,545        144,990
  Standard Parking Corp.* ......          568          9,020      AZZ, Inc.*(1) ................          957         31,294
  Steelcase, Inc. - Class A ....        5,990         38,096      Baldor Electric Co.(1) .......        3,877        108,905
  Sykes Enterprises, Inc.* .....        2,902         73,914      Belden, Inc. .................        3,924         86,014
  Team, Inc.* ..................        1,754         32,993      Brady Corp. - Class A ........        3,789        113,708
  Tetra Tech, Inc.* ............        4,944        134,328      Broadwind Energy,
  The GEO Group, Inc.* .........        4,193         91,743        Inc.*(1) ...................        2,530         20,468
  The Standard Register                                           China BAK Battery,
    Co.(1) .....................        1,208          6,161        Inc.*(1) ...................        2,544          7,072
  United Stationers, Inc.* .....        1,909        108,527      Encore Wire Corp.(1) .........        1,487         31,331
  Viad Corp. ...................        1,265         26,097      Ener1, Inc.*(1) ..............        3,580         22,697
  Waste Services, Inc.* ........        1,897         17,282      Energy Conversion
                                                ------------        Devices, Inc.*(1) ..........        4,085         43,178
                                                   1,759,927      EnerSys, Inc.* ...............        3,197         69,918
                                                ------------      Evergreen Solar, Inc.*(1) ....       12,477         18,840
  CONSTRUCTION & ENGINEERING -- 0.9%                              Franklin Electric Co., Inc. ..        1,936         56,299
  Argan, Inc.* .................           70          1,007      FuelCell Energy, Inc.*(1) ....        4,724         17,762
  Comfort Systems USA,                                            Fushi Copperweld, Inc.* ......        1,190         12,043
    Inc.(1) ....................        2,501         30,862      GrafTech International,
  Dycom Industries, Inc.* ......        3,277         26,314        Ltd.* ......................        9,534        148,254
  EMCOR Group, Inc.* ...........        5,282        142,086      GT Solar International,
  Furmanite Corp.* .............        2,481          9,453        Inc.*(1) ...................        2,544         14,145
  Granite Construction,                                           Harbin Electric, Inc.* .......        1,511         31,036
    Inc.(1) ....................        2,760         92,902      II-VI, Inc.* .................        1,897         60,325
  Great Lakes Dredge &                                            LaBarge, Inc.* ...............          771          9,291
    Dock Corp. .................        3,486         22,589      LSI Industries, Inc. .........        1,623         12,789
  Insituform Technologies,                                        Microvision, Inc.*(1) ........        6,120         19,400
    Inc. - Class A* ............        3,143         71,409      Orion Energy Systems,
  Integrated Electrical                                             Inc*(1) ....................        1,038          4,557
    Services, Inc.* ............          696          4,072      Polypore International,
  Layne Christensen Co.* .......        1,550         44,500        Inc.* ......................        1,437         17,100
  MasTec, Inc.*(1) .............        4,024         50,300      Powell Industries, Inc.* .....          709         22,355
  Michael Baker Corp.* .........          614         25,420      Power-One, Inc.*(1) ..........        5,330         23,185

                          The accompanying notes are an integral part of the financial statements.

                                                             41

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                          VALUE
                                     SHARES        (NOTE 2)                                          SHARES       (NOTE 2)
                                  -----------   --------------                                    -----------   ------------
 ELECTRICAL EQUIPMENT -- (CONTINUED)                              MACHINERY -- (CONTINUED)
  PowerSecure International,                                       Columbus McKinnon
    Inc.* ......................          746   $        5,379       Corp.* ....................        1,635   $     22,334
  Preformed Line Products Co. ..          194            8,497     Dynamic Materials Corp. .....          835         16,742
  Regal-Beloit Corp.(1) ........        2,767          143,718     Energy Recovery, Inc.*(1) ...        2,029         13,960
  Satcon Technology Corp.*(1) ..        1,800            5,076     EnPro Industries, Inc.*(1) ..        1,557         41,120
  Smith (A.O.) Corp.(1) ........        1,589           68,947     ESCO Technologies,
  Ultralife Corp.*(1) ..........          837            3,616       Inc.(1) ...................        2,262         81,093
  Valence Technology, Inc.*(1) .        4,230            3,849     Federal Signal Corp. ........        3,989         24,014
  Vicor Corp.* .................        1,799           16,731     Flanders Corp.* .............        2,740         12,220
  Woodward Governor Co. ........        4,421          113,929     Flow International,
                                                --------------       Corp.* ....................        1,441          4,438
                                                     1,659,276     Force Protection, Inc.* .....        6,684         34,824
                                                --------------     FreightCar America,
 INDUSTRIAL CONGLOMERATES -- 0 3%                                     Inc.(1) ..................          913         18,105
  Otter Tail Corp. .............        2,838           70,382     Graham Corp. ................          495         10,247
  Raven Industries, Inc.(1) ....        1,301           41,333     Greenbrier Cos., Inc. .......        1,730         17,957
  Seaboard Corp. ...............           27           36,423     Hurco Cos., Inc.* ...........          569          8,421
  Standex International Corp. ..          918           18,442     John Bean Technologies
  Tredegar Industries Corp. ....        1,918           30,343       Corp ......................        2,180         37,082
                                                --------------     K-Tron International,
                                                       196,923       Inc.* .....................          131         14,245
                                                --------------     Kadant, Inc.* ...............        1,164         18,577
 MACHINERY -- 2.7%                                                 Kaydon Corp.(1) .............        2,752         98,412
  3-D Systems Corp.* ...........        1,445           16,328     L.B. Foster Co. -
  Actuant Corp. - Class A ......        5,020           93,021       Class A* ..................          856         25,517
  Alamo Group, Inc. ............          769           13,188     Lindsay Corp. ...............          988         39,372
  Albany International                                             Met-Pro Corp. ...............          770          8,177
    Corp. - Class A ............        2,170           48,738     Middleby Corp.*(1) ..........        1,394         68,334
  Altra Holdings, Inc.* ........        1,663           20,538     Mueller Industries, Inc. ....        2,756         68,459
  American Railcar                                                 Mueller Water Products,
    Industries, Inc. ...........          589            6,491       Inc. - Class A ............       10,600         55,120
  Ampco-Pittsburgh Corp. .......          586           18,477     NACCO Industries, Inc. -
  Astec Industries, Inc.* ......        1,421           38,282       Class A ...................          506         25,199
  Badger Meter, Inc. ...........        1,218           48,501     Nordson Corp. ...............        2,527        154,602
  Barnes Group, Inc. ...........        3,755           63,459     Omega Flex, Inc. ............          150          2,100
  Blount International, Inc.* ..        2,970           29,997     PMFG, Inc.* .................        1,247         20,214
  Briggs & Stratton Corp. ......        3,748           70,125     RBC Bearings, Inc.* .........        1,797         43,721
  Cascade Corp. ................          613           16,851     Robbins & Myers, Inc. .......        2,123         49,933
  Chart Industries, Inc.* ......        2,339           38,710     Sauer-Danfoss, Inc.* ........        1,244         14,940
  China Fire & Security                                            SmartHeat, Inc.* ............        1,090         15,827
    Group, Inc.*(1) ............        1,071           14,491     Sun Hydraulics Corp.(1) .....          665         17,456
  CIRCOR International, Inc. ...        1,418           35,705     Tecumseh Products Co. -
  Clarcor, Inc.(1) .............        3,878          125,802       Class A* ..................        1,442         16,857
  Colfax Corp.*(1) .............          545            6,562     Tennant Co. .................        1,521         39,835
                                                                   The Gorman-Rupp Co.(1) ......        1,150         31,786
                                                                   Titan International,
                                                                     Inc.(1) ...................        2,835         22,992
                                                                   TriMas Corp.* ...............          790          5,348
                                                                   Twin Disc, Inc. .............          833          8,697

                          The accompanying notes are an integral part of the financial statements.

                                                             42

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                          VALUE
                                     SHARES        (NOTE 2)                                          SHARES       (NOTE 2)
                                  -----------   --------------                                    -----------   ------------
 MACHINERY -- (CONTINUED)                                         PROFESSIONAL SERVICES -- (CONTINUED)
  Watts Water Technologies,                                        Korn/Ferry International,
    Inc. - Class A .............        2,264   $       70,003      Inc.* ......................        3,694   $     60,951
                                                --------------     MPS Group, Inc.* ............        7,626        104,781
                                                     1,983,546     Navigant Consulting,
                                                --------------       Inc.* .....................        3,672         54,566
 MARINE -- 0.2%                                                    Odyssey Marine
  American Commercial                                                Exploration, Inc.* ........        3,565          5,027
    Lines, Inc.*(1) ............          564           10,338     On Assignment, Inc.* ........        2,935         20,985
  Eagle Bulk Shipping,                                             Resources Connection,
    Inc.*(1) ...................        4,978           24,641       Inc.* .....................        3,675         77,983
  Genco Shipping &                                                 School Specialty, Inc.*(1) ..        1,716         40,137
    Trading, Ltd.*(1) ..........        2,069           46,304     Spherion Corp.* .............        3,874         21,772
  Horizon Lines, Inc. -                                            The Advisory Board Co.* .....        1,188         36,424
    Class A(1) .................        2,278           12,689     The Corporate Executive
  International Shipholding                                          Board Co. .................        2,710         61,842
    Corp .......................          375           11,651     Trueblue, Inc.* .............        3,561         52,738
  TBS International, Ltd. -                                        Volt Information Sciences,
    Class A* ...................          634            4,660       Inc.* .....................        1,493         14,930
  Ultrapetrol Bahamas,                                             VSE Corp. ...................          296         13,344
    Ltd.* ......................        1,180            5,617     Watson Wyatt Worldwide,
                                                --------------       Inc. - Class A ............        3,267        155,248
                                                       115,900                                                  ------------
                                                --------------                                                     1,171,878
 PROFESSIONAL SERVICES -- 1.6%                                                                                  ------------
  Acacia Research - Acacia                                       ROAD & RAIL -- 1.0%
    Technologies* ..............        3,160           28,788    Amerco, Inc.* ................          722         35,898
  Administaff, Inc. ............        1,851           43,665    Arkansas Best Corp. ..........        2,126         62,568
  CBIZ, Inc.* ..................        2,707           20,844    Avis Budget Group,
  CDI Corp. ....................        1,113           14,413      Inc.*(1) ...................        8,290        108,765
  COMSYS IT Partners,                                             Celadon Group, Inc.* .........        1,858         20,159
    Inc.* ......................        1,814           16,126    Dollar Thrifty Automotive
  CoStar Group, Inc.*(1) .......        1,639           68,461    Group, Inc.*(1) ..............        1,640         42,000
  CRA International, Inc.* .....          707           18,842    Genesee & Wyoming,
  Diamond Management &                                              Inc. - Class A* ............        3,017         98,475
    Technology                                                    Heartland Express, Inc.(1) ...        3,788         57,843
  Consultants, Inc. ............        1,750           12,898    Knight Transportation,
  Exponent, Inc.* ..............          777           21,632      Inc.(1) ....................        3,357         64,756
  Franklin Covey Co.* ..........        2,570           16,191    Marten Transport, Ltd.* ......        1,279         22,958
  GP Strategies Corp.* .........        2,050           15,437    Old Dominion Freight
  Heidrick & Struggles                                              Line, Inc.* ................        2,277         69,904
    International, Inc. ........        1,560           48,734    Patriot Transportation
  Hill International, Inc.* ....        1,739           10,851    Holding, Inc.* ...............          100          9,446
  Huron Consulting Group,                                         Saia, Inc.* ..................        1,179         17,473
    Inc.* ......................        1,742           40,136    Universal Truckload
  ICF International, Inc.* .....          697           18,680      Services, Inc. .............          380          6,878
  Kelly Services, Inc. -                                          Werner Enterprises,
    Class A* ...................        2,277           27,165      Inc.(1) ....................        3,621         71,660
  Kforce, Inc.* ................        2,263           28,287

                          The accompanying notes are an integral part of the financial statements.

                                                             43

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                          VALUE
                                     SHARES        (NOTE 2)                                          SHARES       (NOTE 2)
                                  -----------   --------------                                    -----------   ------------
 ROAD & RAIL -- (CONTINUED)                                      COMMUNICATIONS EQUIPMENT -- (CONTINUED)
  YRC Worldwide, Inc.*(1) ......        4,989   $        4,190    Blue Coat Systems,
                                                --------------      Inc.*(1) ...................        3,174   $     90,586
                                                       692,973    Cogo Group, Inc.* ............        1,589         11,711
                                                --------------      Comtech
 TRADING COMPANIES & DISTRIBUTORS -- 0.7%                         Telecommunications
  Aceto Corp. ..................        1,723            8,873      Corp.* .....................        2,199         77,075
  Aircastle, Ltd. ..............        3,375           33,244    DG FastChannel, Inc.* ........        1,327         37,063
  Applied Industrial                                              Digi International, Inc.* ....        1,982         18,076
    Technologies, Inc. .........        3,180           70,183    Emcore Corp.*(1) .............       10,950         11,716
  Beacon Roofing Supply,                                          EMS Technologies, Inc.* ......        1,273         18,458
    Inc.* ......................        3,424           54,784    Emulex Corp.* ................        6,910         75,319
  DXP Enterprises, Inc.* .......          390            5,097    Extreme Networks, Inc.* ......        7,086         20,337
  H&E Equipment Services,                                         Globecomm Systems,
    Inc.* ......................        1,405           14,738      Inc.* ......................        1,996         15,609
  Houston Wire & Cable                                            Harmonic, Inc.* ..............        7,542         47,741
    Co .........................        1,199           14,268    Harris Stratex Networks,
  Interline Brands, Inc.* ......        2,748           47,458      Inc.* ......................        5,088         35,158
  Kaman Corp. ..................        2,202           50,844    Hughes Communications,
  Lawson Products, Inc. ........          430            7,590      Inc.* ......................          654         17,024
  RSC Holdings, Inc.* ..........          184            1,295    Infinera Corp.* ..............        5,946         52,741
  Rush Enterprises, Inc. -                                        InterDigital, Inc.*(1) .......        3,408         90,448
    Class A* ...................        1,870           22,234    Ixia* ........................        3,095         23,027
  TAL International Group,                                        KVH Industries, Inc.* ........        1,580         23,305
    Inc.(1) ....................        1,089           14,408    Loral Space &
  Textainer Group                                                   Communications,
    Holdings, Ltd.(1) ..........          264            4,462      Inc.* ......................          781         24,687
  Titan Machinery, Inc.*(1) ....          780            9,001    Netgear, Inc.* ...............        2,857         61,968
  United Rentals, Inc.*(1) .....        5,050           49,541    Network Equipment
  Watsco, Inc.(1) ..............        2,153          105,454      Technologies, Inc.* ........          130            527
                                                --------------    Oplink Communications,
                                                       513,474      Inc.* ......................        1,661         27,224
                                                --------------    Opnext, Inc.* ................        3,388          6,437
 TOTAL INDUSTRIALS ..........................       11,351,741    Palm, Inc.*(1) ...............       13,346        133,994
                                                --------------    Parkervision, Inc.* ..........        1,499          2,743
INFORMATION TECHNOLOGY -- 18.6%                                   PC-Tel, Inc.* ................        1,868         11,059
 COMMUNICATIONS EQUIPMENT -- 3.2%                                 Plantronics, Inc.(1) .........        3,816         99,140
  3Com Corp.* ..................       31,066          232,995    Polycom, Inc.* ...............        5,791        144,601
  Acme Packet, Inc.* ...........        3,423           37,653    Powerwave Technologies,
  ADC Telecommunications,                                           Inc.* ......................       12,570         15,838
    Inc.* ......................        8,030           49,866    Riverbed Technology,
  Adtran, Inc.(1) ..............        4,681          105,557      Inc.* ......................        4,464        102,538
  Airvana, Inc.*(1) ............        3,407           25,893    Seachange International,
  Anaren, Inc.* ................        1,241           18,677      Inc.* ......................        2,330         15,308
  Arris Group, Inc.* ...........       10,011          114,426    ShoreTel, Inc.* ..............        3,330         19,247
  Aruba Networks, Inc.* ........        4,025           42,906    Sonus Networks, Inc.* ........       14,300         30,173
  Avocent Corp.* ...............        3,479           86,975    Sycamore Networks, Inc. ......        1,596         33,360
  Bel Fuse, Inc. - Class B .....          937           20,136    Symmetricom, Inc.* ...........        4,128         21,466
  Bigband Networks, Inc.* ......        4,057           13,956    Tekelec* .....................        3,943         60,249
  Black Box Corp. ..............        1,388           39,336

                          The accompanying notes are an integral part of the financial statements.

                                                             44

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                          VALUE
                                     SHARES        (NOTE 2)                                          SHARES       (NOTE 2)
                                  -----------   --------------                                    -----------   ------------
 COMMUNICATIONS EQUIPMENT -- (CONTINUED)                         ELECTRONIC EQUIPMENT, INSTRUMENTS &
  UTStarcom, Inc.*(1) ..........        8,620   $       18,878    COMPONENTS -- (CONTINUED)
  Viasat, Inc.* ................        1,832           58,221    Comverge, Inc.* ..............        1,438   $     16,163
                                                --------------    CPI International, Inc.* .....          331          4,382
                                                     2,341,428    CTS Corp. ....................        2,978         28,648
                                                --------------    Daktronics, Inc. .............        2,528         23,283
 COMPUTERS & PERIPHERALS -- 0 8%                                  DTS, Inc.*(1) ................        1,447         49,502
  3Par, Inc.* ..................        1,948           23,084    Echelon Corp.*(1) ............        2,699         31,200
  ActivIdentity Corp.* .........        1,510            3,548    Electro Rent Corp. ...........        1,504         17,356
  Adaptec, Inc.* ...............       10,777           36,103    Electro Scientific
  Avid Technology, Inc.* .......        2,507           31,989      Industries, Inc.* ..........        2,473         26,758
  Compellent Technologies,                                        Faro Technologies, Inc.* .....        1,033         22,148
    Inc.*(1) ...................          964           21,864    ICx Technologies, Inc.*(1) ...        1,506         14,337
  Cray, Inc.* ..................        2,840           18,233    Insight Enterprises, Inc.* ...        4,000         45,680
  Electronics for Imaging,                                        IPG Photonics Corp.*(1) ......        1,883         31,521
    Inc.* ......................        3,608           46,940    L-1 Identity Solutions,
  Imation Corp.* ...............        2,568           22,393      Inc.*(1) ...................        6,127         45,891
  Immersion Corp.* .............        1,927            8,806    Littelfuse, Inc.* ............        1,605         51,601
  Intermec, Inc.* ..............        4,982           64,068    Maxwell Technologies,
  Intevac, Inc.* ...............        2,196           25,188      Inc.*(1) ...................        1,848         32,968
  Isilon Systems, Inc.* ........        1,340            9,192    Measurement Specialties,
  Netezza Corp.* ...............        4,168           40,430      Inc.* ......................        1,551         15,588
  Novatel Wireless, Inc.*(1) ...        2,481           19,774    Mercury Computer
  Quantum Corp.* ...............       17,270           50,601      Systems, Inc.* .............        1,855         20,424
  Rimage Corp.* ................          794           13,768    Methode Electronics, Inc. ....        3,657         31,743
  Silicon Graphics                                                MTS Systems Corp. ............        1,280         36,787
    International Corp.* .......        2,180           15,282    Multi-Fineline Electronix,
  STEC, Inc.*(1) ...............        1,936           31,634      Inc.* ......................          683         19,377
  Stratasys, Inc.*(1) ..........        1,450           25,056    Newport Corp.* ...............        2,882         26,486
  Super Micro Computer,                                           OSI Systems, Inc.* ...........        1,079         29,435
    Inc.* ......................        1,598           17,770    Park Electrochemical
  Synaptics, Inc.*(1) ..........        2,783           85,299      Corp.(1) ...................        1,782         49,254
                                                --------------    PC Connection, Inc.* .........        1,259          8,498
                                                       611,022    PC Mall, Inc.* ...............        1,392          7,266
                                                --------------    Plexus Corp.* ................        3,148         89,718
 ELECTRONIC EQUIPMENT, INSTRUMENTS &                              Radisys Corp.* ...............        2,192         20,934
  COMPONENTS -- 2.2%                                              Rofin-Sinar Technologies,
  Agilysys, Inc. ...............        1,680           15,288      Inc.* ......................        2,403         56,735
  Anixter International,                                          Rogers Corp.* ................        1,442         43,707
    Inc.* ......................        2,545          119,869    ScanSource, Inc.* ............        2,071         55,296
  Benchmark Electronics,                                          SMART Modular
    Inc.* ......................        5,130           97,008      Technologies (WWH),
  Brightpoint, Inc.* ...........        4,435           32,597      Inc.*(1) ...................        1,500          9,435
  Checkpoint Systems,                                             Spectrum Control, Inc.* ......        1,740         16,478
    Inc.* ......................        3,293           50,218    Synnex Corp.* ................        1,442         44,212
  China Security & Surveillance                                   Technitrol, Inc. .............        3,222         14,112
    Technology, Inc.*(1) .......        2,287           17,473    TTM Technologies, Inc.* ......        3,359         38,729
  Cogent, Inc.* ................        2,647           27,502    Universal Display
  Cognex Corp. .................        2,980           52,806      Corp.*(1) ..................        2,357         29,133
  Coherent, Inc.* ..............        1,724           51,255

                          The accompanying notes are an integral part of the financial statements.

                                                             45

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                          VALUE
                                     SHARES        (NOTE 2)                                          SHARES       (NOTE 2)
                                  -----------   --------------                                    -----------   ------------
 ELECTRONIC EQUIPMENT, INSTRUMENTS &                             INTERNET SOFTWARE & SERVICES -- (CONTINUED)
  COMPONENTS -- (CONTINUED)                                       support.com, Inc.* ...........        5,191   $     13,704
  Zygo Corp.* ..................          270   $        1,817    Switch And Data Facilities
                                                --------------      Co., Inc.* .................        1,572         31,770
                                                     1,570,618    TechTarget, Inc.*(1) .........        1,335          7,516
                                                --------------    Terremark Worldwide,
 INTERNET SOFTWARE & SERVICES -- 1.9%                               Inc.* ......................        4,376         29,932
  Art Technology Group,                                           The Knot, Inc.* ..............        3,104         31,257
    Inc.* ......................       10,960           49,430    United Online, Inc. ..........        6,813         48,985
  comScore, Inc.* ..............        1,585           27,817    ValueClick, Inc.* ............        7,039         71,235
  Constant Contact, Inc.*(1) ...        1,723           27,568    Vocus, Inc.* .................        1,274         22,932
  DealerTrack Holdings,                                           Web.com Group, Inc.* .........        2,789         18,212
    Inc.*(1) ...................        3,278           61,594    Zix Corp.*(1) ................        4,540          7,763
  Dice Holdings, Inc.* .........          990            6,485                                                  ------------
  Digital River, Inc.* .........        3,191           86,125                                                     1,361,931
  DivX, Inc.* ..................        2,112           11,912                                                  ------------
  Earthlink, Inc. ..............        7,693           63,929   IT SERVICES -- 2.3%
  GSI Commerce, Inc.* ..........        2,044           51,897    Acxiom Corp.* ................        5,601         75,165
  InfoSpace, Inc.* .............        2,274           19,488    CACI International, Inc. -
  Innodata Isogen, Inc.* .......        1,670            9,252      Class A* ...................        2,253        110,059
  Internap Network                                                Cass Information Systems,
    Services Corp.* ............        3,975           18,683      Inc ........................          905         27,512
  Internet Brands, Inc. -                                         China Information
  Class A*(1) ..................        1,310           10,257    Security Technology,
  Internet Capital Group,                                           Inc.* ......................        3,149         19,398
    Inc.* ......................        2,984           19,844    CIBER, Inc.* .................        6,412         22,121
  j2 Global                                                       Computer Task Group,
    Communications, Inc.* ......        3,375           68,681      Inc.* ......................        1,060          8,491
  Keynote Systems, Inc. ........        1,429           15,590    CSG Systems
  Limelight Networks,                                             International, Inc.* .........        3,170         60,515
    Inc.* ......................        2,732           10,737    CyberSource Corp.* ...........        5,824        117,121
  Liquidity Services, Inc.* ....          800            8,056    Dynamics Research
  LivePerson, Inc.* ............        4,390           30,598      Corp.* .....................        1,090         11,565
  LogMeIn, Inc.*(1) ............          710           14,165    Euronet Worldwide, Inc.* .....        4,026         88,371
  LoopNet, Inc.* ...............        1,742           17,315    ExlService Holdings,
  Marchex, Inc. - Class B ......        2,015           10,236      Inc.* ......................          755         13,711
  MercadoLibre, Inc.* ..........        2,133          110,639    Forrester Research, Inc.* ....        1,225         31,789
  ModusLink Global                                                Gartner, Inc.* ...............        4,681         84,445
    Solutions, Inc.* ...........        4,189           39,419    Global Cash Access
  Move, Inc.* ..................       12,490           20,733      Holdings, Inc.* ............        3,501         26,222
  NIC, Inc. ....................        3,413           31,195    Heartland Payment
  OpenTable, Inc.*(1) ..........          570           14,512      Systems, Inc. ..............        2,659         34,913
  Openwave Systems, Inc.* ......        8,500           19,380    iGate Corp. ..................        1,878         18,780
  Perficient, Inc.* ............        2,866           24,160    infoGROUP, Inc.* .............        2,927         23,474
  Rackspace Hosting,                                              Integral Systems, Inc.* ......          939          8,132
    Inc.*(1) ...................        4,847          101,060    Lionbridge Technologies,
  RealNetworks, Inc.* ..........        6,407           23,770      Inc.* ......................        2,610          6,003
  Saba Software, Inc.* .........        3,490           14,449    Mantech International
  SAVVIS, Inc.* ................        2,822           39,649      Corp. - Class A* ...........        1,641         79,227
                                                                  MAXIMUS, Inc. ................        1,452         72,600

                          The accompanying notes are an integral part of the financial statements.

                                                             46

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                          VALUE
                                     SHARES        (NOTE 2)                                          SHARES       (NOTE 2)
                                  -----------   --------------                                    -----------   ------------
 IT SERVICES -- (CONTINUED)                                      SEMICONDUCTORS & SEMICONDUCTOR
  MoneyGram International,                                        EQUIPMENT -- (CONTINUED)
    Inc.* ......................        6,700   $       19,296    DSP Group, Inc.* .............        2,095   $     11,795
  NCI, Inc. - Class A*(1) ......          342            9,456    Entegris, Inc.* ..............       11,230         59,294
  Ness Technologies, Inc.* .....        3,251           15,930    Entropic Communications,
  Online Resources Corp.* ......        2,332           12,266      Inc.* ......................        2,520          7,736
  RightNow Technologies,                                          Exar Corp.* ..................        3,050         21,686
    Inc.*(1) ...................        1,661           28,852    FEI Co.*(1) ..................        3,122         72,930
  Sapient Corp.* ...............        7,290           60,288    FormFactor, Inc.* ............        3,671         79,881
  SRA International, Inc. -                                       Hittite Microwave Corp.* .....        1,648         67,156
    Class A* ...................        3,060           58,446    IXYS Corp.* ..................        1,502         11,145
  StarTek, Inc.* ...............          140            1,047    Kopin Corp.* .................        5,818         24,319
  Syntel, Inc. .................          895           34,037    Kulicke & Soffa
  Teletech Holdings, Inc.* .....        2,258           45,228      Industries, Inc.* ..........        5,490         29,591
  The Hackett Group, Inc.* .....        3,913           10,878    Lattice Semiconductor
  Tier Technologies, Inc. -                                         Corp.* .....................        9,110         24,597
    Class B* ...................        2,530           20,240    Micrel, Inc.(1) ..............        2,876         23,583
  TNS, Inc.* ...................        1,816           46,653    Microsemi Corp.* .............        6,652        118,073
  Unisys Corp.*(1) .............        3,451          133,071    Microtune, Inc.* .............        4,887         11,045
  VeriFone Holdings,                                              MIPS Technologies, Inc.* .....        3,870         16,912
    Inc.*(1) ...................        6,020           98,608    MKS Instruments, Inc.* .......        3,619         63,007
  Virtusa Corp.* ...............        1,109           10,047    Monolithic Power
  Wright Express Corp.* ........        3,196          101,825      Systems, Inc.* .............        2,587         62,010
                                                --------------    Netlogic Microsystems,
                                                     1,645,782      Inc.*(1) ...................        1,447         66,938
                                                --------------    NVE Corp.*(1) ................          389         16,070
 SEMICONDUCTORS & SEMICONDUCTOR                                   Omnivision Technologies,
  EQUIPMENT -- 3.7%                                                 Inc.* ......................        4,211         61,186
  Actel Corp.* .................        2,023           24,033    Pericom Semiconductor
  Advanced Analogic                                                 Corp.* .....................        1,293         14,908
    Technologies, Inc.* ........        3,703           14,590    Photronics, Inc.* ............        5,070         22,562
  Advanced Energy                                                 PLX Technology, Inc.* ........        2,083          6,728
    Industries, Inc.*(1) .......        2,622           39,540    Power Integrations, Inc. .....        1,914         69,593
  Amkor Technology,                                               RF Micro Devices, Inc.* ......       21,690        103,461
    Inc.*(1) ...................        9,224           66,044    Rubicon Technology,
  ANADIGICS, Inc.* .............        5,750           24,265      Inc.*(1) ...................        1,162         23,600
  Applied Micro Circuits                                          Rudolph Technologies,
    Corp.* .....................        5,294           39,546      Inc.* ......................        3,027         20,341
  Atheros Communications,                                         Semtech Corp.* ...............        5,130         87,261
    Inc.*(1) ...................        5,046          172,775    Sigma Designs, Inc.*(1) ......        1,515         16,211
  ATMI, Inc.* ..................        2,542           47,332    Silicon Image, Inc.* .........        4,565         11,778
  Brooks Automation, Inc.* .....        4,294           36,843    Silicon Storage
  Cabot Microelectronics                                            Technology, Inc.* ..........        7,224         18,493
    Corp.* .....................        1,711           56,395    Skyworks Solutions,
  Cavium Networks, Inc.* .......        2,894           68,964      Inc.*(1) ...................       13,306        188,812
  Ceva, Inc.* ..................        1,672           21,502    Standard Microsystems
  Cirrus Logic, Inc.* ..........        4,630           31,577      Corp.* .....................        1,664         34,578
  Cohu, Inc. ...................        1,913           26,686    Supertex, Inc.* ..............        1,155         34,419
  Cymer, Inc.* .................        2,276           87,353    Techwell, Inc.* ..............        1,080         14,256
  Diodes, Inc.* ................        2,385           48,773

                          The accompanying notes are an integral part of the financial statements.

                                                             47

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
SEMICONDUCTORS & SEMICONDUCTOR                                   SOFTWARE -- (CONTINUED)
 EQUIPMENT -- (CONTINUED)                                         i2 Technologies, Inc.*(1) ....          843   $     16,118
  Tessera Techonologies,                                          Informatica Corp.* ...........        6,386        165,142
    Inc.* ......................        4,056   $     94,383      Interactive Intelligence,
  Trident Microsystems,                                             Inc.* ......................          763         14,070
    Inc.* ......................        1,490          2,771      Jack Henry & Associates,
  TriQuint Semiconductor,                                           Inc. .......................        6,679        154,418
    Inc.* ......................       11,265         67,590      JDA Software Group,
  Ultratech, Inc.* .............        2,441         36,273        Inc.* ......................        1,995         50,813
  Veeco Instruments,                                              Kenexa Corp.* ................        1,518         19,810
    Inc.*(1) ...................        2,390         78,966      Lawson Software, Inc.*(1) ....        8,617         57,303
  Volterra Semiconductor                                          Manhattan Associates,
    Corp.* .....................        1,712         32,733        Inc.* ......................        1,915         46,017
  Zoran Corp.* .................        4,594         50,764      Mentor Graphics Corp.* .......        7,388         65,236
                                                ------------      MicroStrategy, Inc. -
                                                   2,685,653        Class A* ...................          759         71,361
                                                ------------      Monotype Imaging
 SOFTWARE -- 4.5%                                                   Holdings, Inc.* ............          908          8,199
  ACI Worldwide, Inc.* .........        2,934         50,318      Net 1 UEPS Technologies,
  Actuate Corp.* ...............        3,993         17,090        Inc.* ......................        2,211         42,938
  Advent Software, Inc.*(1) ....        1,307         53,234      Netscout Systems, Inc.* ......        1,811         26,513
  American Software,                                              NetSuite, Inc.*(1) ...........        1,163         18,585
    Inc. - Class A .............        2,584         15,504      OpenTV Corp. -
  ArcSight, Inc.* ..............        1,610         41,184        Class A* ...................        9,070         12,335
  Ariba, Inc.*(1) ..............        6,939         86,876      Opnet Technologies, Inc. .....        1,159         14,128
  AsiaInfo Holdings,                                              Parametric Technology
    Inc.*(1) ...................        2,129         64,871        Corp.* .....................        8,727        142,599
  Blackbaud, Inc.(1) ...........        3,392         80,153      Pegasystems, Inc. ............        1,309         44,506
  Blackboard, Inc.* ............        2,480        112,567      Phoenix Technologies,
  Bottomline Technologies,                                          Ltd.* ......................        1,467          4,034
    Inc.* ......................        1,867         32,803      Progress Software Corp.* .....        3,453        100,862
  Callidus Software, Inc.* .....        1,998          6,034      PROS Holdings, Inc.* .........          976         10,102
  China TransInfo                                                 QAD, Inc. ....................        1,518          9,275
    Technology Corp.*(1) .......           30            245      Quest Software, Inc.* ........        4,545         83,628
  Chordiant Software, Inc.* ....        2,613          7,186      Radiant Systems, Inc.* .......        2,301         23,930
  CommVault Systems,                                              Renaissance Learning,
    Inc.* ......................        3,351         79,385        Inc. .......................          550          6,248
  Concur Technologies,                                            Rosetta Stone, Inc.*(1) ......          790         14,180
    Inc.*(1) ...................        3,253        139,066      S1 Corp.* ....................        3,317         21,627
  Deltek, Inc.* ................        1,655         12,876      Smith Micro Software,
  DemandTec, Inc.*(1) ..........        1,475         12,936        Inc.* ......................        2,249         20,556
  Double-Take Software,                                           SolarWinds, Inc.* ............          890         20,479
    Inc.* ......................        1,326         13,247      Solera Holdings, Inc. ........        5,615        202,196
  Ebix, Inc.*(1) ...............          446         21,778      SonicWALL, Inc.* .............        3,981         30,295
  Epicor Software Corp.* .......        3,628         27,645      Sourcefire, Inc.* ............        1,728         46,224
  EPIQ Systems, Inc.*(1) .......        2,541         35,549      SuccessFactors, Inc.* ........        3,898         64,629
  Fair Isaac & Co., Inc. .......        4,064         86,604      Symvx Technologies,
  FalconStor Software,                                              Inc.* ......................        2,355         12,953
    Inc.* ......................        2,261          9,180
  GSE Systems, Inc.* ...........        2,770         15,180

                          The accompanying notes are an integral part of the financial statements.

                                                             48

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 SOFTWARE -- (CONTINUED)                                         CHEMICALS -- (CONTINUED)
  Synchronoss                                                     NL Industries, Inc. ..........          842   $      5,843
    Technologies, Inc.* ........          949   $     15,004      Olin Corp. ...................        6,225        109,062
  Take-Two Interactive                                            OM Group, Inc.* ..............        2,576         80,861
    Software, Inc.*(1) .........        6,721         67,546      Omnova Solutions, Inc.* ......        2,970         18,206
  Taleo Corp. - Class A* .......        2,331         54,825      PolyOne Corp.* ...............        7,679         57,362
  TeleCommunication                                               Quaker Chemical Corp. ........          732         15,108
    Systems, Inc. -                                               Rockwood Holdings,
    Class A* ...................        2,852         27,607        Inc.* ......................        4,012         94,523
  The Ultimate Software                                           Sensient Technologies
    Group, Inc.* ...............        2,037         59,827        Corp. ......................        3,622         95,259
  THQ, Inc.*(1) ................        5,103         25,719      ShengdaTech, Inc.* ...........        1,854         11,365
  TIBCO Software, Inc.* ........       13,044        125,614      Solutia, Inc.* ...............        8,655        109,919
  TiVo, Inc.* ..................        8,090         82,356      Spartech Corp. ...............        2,618         26,861
  Tyler Technologies,                                             Stepan Co. ...................          629         40,766
    Inc.*(1) ...................        2,939         58,515      W.R. Grace & Co.* ............        5,895        149,438
  Unica Corp.* .................          840          6,510      Westlake Chemical
  Vasco Data Security                                               Corp.(1) ...................        1,558         38,841
    International, Inc.* .......          865          5,424      Zep, Inc. ....................        1,614         27,954
  Websense, Inc.* ..............        3,661         63,921      Zoltek Cos., Inc.* ...........        2,437         23,152
                                                ------------                                                    ------------
                                                   3,255,688                                                       1,595,386
                                                ------------                                                    ------------
 TOTAL INFORMATION TECHNOLOGY ...............     13,472,122     CONSTRUCTION MATERIALS -- 0.1%
                                                ------------      Headwaters, Inc.* ............        3,605         23,505
MATERIALS -- 4.7%                                                 Texas Industries, Inc.(1) ....        1,910         66,831
 CHEMICALS -- 2.2%                                                United States Lime &
  A. Schulman, Inc. ............        1,878         37,898        Minerals, Inc.* ............          196          6,768
  American Vanguard                                               US Concrete, Inc.* ...........        3,565          3,244
    Corp. ......................        1,064          8,831                                                    ------------
  Ampal-American Israel -                                                                                            100,348
    Class A* ...................          410          1,107                                                    ------------
  Arch Chemicals, Inc. .........        1,848         57,066     CONTAINERS & PACKAGING -- 0.5%
  Balchem Corp. ................        1,567         52,510      AEP Industries, Inc.* ........          297         11,369
  Calgon Carbon Corp.* .........        4,721         65,622      Boise, Inc.* .................        3,250         17,258
  China Green Agriculture,                                        BWAY Holding Co.* ............          931         17,894
    Inc.*(1) ...................          440          6,468      Graphic Packaging
  Ferro Corp. ..................        5,792         47,726        Holding Co.* ...............        6,460         22,416
  H.B. Fuller Co. ..............        3,859         87,792      Myers Industries, Inc. .......        2,122         19,310
  Hawkins, Inc.(1) .............          360          7,859      Rock-Tenn Co. - Class A ......        2,842        143,265
  ICO, Inc. ....................        1,335          9,759      Silgan Holdings, Inc. ........        2,250        130,230
  Innophos Holdings, Inc. ......        1,595         36,669                                                    ------------
  Innospec, Inc. ...............        2,112         21,310                                                         361,742
  Koppers Holdings, Inc. .......        1,774         54,001                                                    ------------
  Landec Corp.* ................        1,667         10,402     METALS & MINING -- 1.1%
  LSB Industries, Inc.*(1) .....        1,471         20,741      A.M. Castle & Co.(1) .........        1,470         20,124
  Minerals Technologies,                                          Allied Nevada Gold
    Inc. .......................        1,375         74,896        Corp.* .....................        3,773         56,897
  NewMarket Corp.(1) ...........          786         90,209      AMCOL International
                                                                    Corp.(1) ...................        1,990         56,556

                          The accompanying notes are an integral part of the financial statements.

                                                             49

\

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 METALS & MINING -- (CONTINUED)                                 TELECOMMUNICATION SERVICES -- 1.1%
  Brush Engineered                                               DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.8%
    Materials, Inc.* ...........        1,592   $     29,516      AboveNet, Inc.*(1) ...........          990   $     64,390
  Century Aluminum                                                Alaska Communications
    Co.*(1) ....................        3,700         59,903        Systems Group, Inc.(1) .....        3,144         25,089
  China Precision Steel,                                          Atlantic Tele-Network,
    Inc.*(1) ...................        5,530         11,337        Inc. .......................          760         41,808
  Coeur d'Alene Mines                                             Cbeyond, Inc.*(1) ............        2,019         31,799
    Corp. - Class A*(1) ........        5,360         96,802      Cincinnati Bell, Inc.* .......       16,340         56,373
  General Moly, Inc.*(1) .......        7,200         14,976      Cogent Communications
  General Steel Holdings,                                           Group, Inc.*(1) ............        3,423         33,751
    Inc.*(1) ...................          745          3,285      Consolidated
  Haynes International, Inc. ...          954         31,453        Communications
  Hecla Mining Co.*(1) .........       18,278        112,958        Holdings, Inc. .............        1,809         31,657
  Horsehead Holding                                               General Communication,
    Corp.* .....................        2,838         36,184        Inc. - Class A* ............        3,892         24,831
  Kaiser Aluminum Corp. ........        1,331         55,396      Global Crossing, Ltd.* .......        2,040         29,070
  Olympic Steel, Inc.(1) .......          625         20,363      HickoryTech Corp. ............          460          4,062
  Paramount Gold and                                              inContact, Inc.* .............        4,860         14,240
    Silver Corp.*(1) ...........       10,770         15,617      Iowa Telecommunications
  RTI International                                                 Services, Inc.(1) ..........        2,847         47,716
    Metals, Inc.*(1) ...........        2,602         65,492      Neutral Tandem, Inc.* ........        2,830         64,382
  Stillwater Mining Co.* .......        3,124         29,616      PAETEC Holdings
  Universal Stainless &                                             Corp.* .....................        9,640         40,006
    Alloy* .....................          876         16,521      Premiere Global Services,
  US Gold Corp.* ...............        7,630         18,922        Inc.* ......................        5,518         45,523
  Worthington Industries,                                         SureWest
    Inc.(1) ....................        4,849         63,376        Communications* ............        1,430         14,243
                                                ------------      Windstream Corp.(1) ..........        1,189         13,067
                                                     815,294                                                    ------------
                                                ------------                                                         582,007
 PAPER & FOREST PRODUCTS -- 0.8%                                                                                ------------
  Buckeye Technologies,                                          WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
    Inc.* ......................        3,498         34,141      NTELOS Holdings Corp. ........        1,945         34,660
  Clearwater Paper Corp.* ......          727         39,963      Shenandoah
  Deltic Timber Corp. ..........          835         38,560        Telecommunications
  Domtar Corp.* ................        3,120        172,879        Co. ........................        1,976         40,212
  Glatfelter ...................        3,523         42,805      Syniverse Holdings, Inc.* ....        5,480         95,790
  KapStone Paper and                                              USA Mobility, Inc. ...........        1,988         21,888
    Packaging Corp.* ...........          500          4,925                                                    ------------
  Louisiana-Pacific Corp.* .....        8,936         62,373                                                         192,550
  Neenah Paper, Inc. ...........        1,421         19,823                                                    ------------
  Schweitzer-Mauduit                                              TOTAL TELECOMMUNICATION SERVICES...........        774,557
    International, Inc. ........        1,224         86,108                                                    ------------
  Wausau Paper Corp. ...........        3,701         42,932    UTILITIES -- 3.2%
                                                ------------     ELECTRIC UTILITIES -- 1.3%
                                                     544,509      ALLETE, Inc.(1) ..............        2,226         72,746
                                                ------------      Central Vermont Public
 TOTAL MATERIALS ...............                   3,417,279        Service Corp. ..............          874         18,179
                                                ------------      Cleco Corp. ..................        4,695        128,314

                          The accompanying notes are an integral part of the financial statements.

                                                             50

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 ELECTRIC UTILITIES -- (CONTINUED)                               WATER UTILITIES -- (CONTINUED)
  El Paso Electric Co.* ........        3,170   $     64,288      California Water Service
  IDACORP, Inc. ................        3,792        121,154        Group ......................        1,574   $     57,955
  MGE Energy, Inc. .............        1,759         62,867      Connecticut Water
  PNM Resources, Inc. ..........        6,307         79,784        Service, Inc. ..............          913         22,615
  Portland General Electric                                       Consolidated Water
    Co. ........................        5,837        119,133        Co., Inc. ..................        1,087         15,533
  The Empire District                                             Middlesex Water Co. ..........          991         17,471
    Electric Co. ...............        2,826         52,931      Pennichuck Corp. .............          240          5,071
  UIL Holdings Corp. ...........        2,066         58,013      SJW Corp. ....................        1,038         23,428
  UniSource Energy Corp. .......        3,165        101,881      Southwest Water Co.(1) .......        2,270         13,370
  Unitil Corp. .................          870         19,993      York Water Co. ...............          600          8,706
                                                ------------                                                    ------------
                                                     899,283                                                         231,188
                                                ------------                                                    ------------
 GAS UTILITIES -- 1.2%                                           TOTAL UTILITIES ............................      2,296,015
  Chesapeake Utilities                                                                                          ------------
    Corp. ......................          447         14,326     TOTAL COMMON STOCK
  New Jersey Resources                                            (Cost $56,369,055) ........................     72,361,694
    Corp.(1) ...................        3,247        121,438                                                    ------------
  Nicor, Inc. ..................        3,509        147,729   CALL WARRANTS -- 0.0%
  Northwest Natural Gas                                           Greenhunter Energy, Inc. .....
    Co. ........................        1,598         71,974        Expires 09/15/11
  Piedmont Natural Gas                                              (Cost $0) ..................           48             --
    Co. ........................        5,534        148,035                                                    ------------
  South Jersey Industries,                                     RIGHTS -- 0.0%
    Inc. .......................        1,991         76,016      Builders FirstSource, Inc.*
  Southwest Gas Corp. ..........        3,398         96,945        (Cost $0) ..................        4,447          1,088
  The Laclede Group, Inc. ......        1,768         59,705                                                    ------------
  WGL Holdings, Inc. ...........        3,740        125,440   SHORT-TERM INVESTMENTS -- 0.1%
                                                ------------      BlackRock Liquidity Funds
                                                     861,608        TempFund Portfolio -
                                                ------------        Institutional Series
 INDEPENDENT POWER PRODUCERS &                                      (Cost $98,183) .............       98,183         98,183
  ENERGY TRADERS -- 0.0%                                                                                        ------------
  US Geothermal, Inc.* .........        3,140          4,804   SHORT-TERM INVESTMENTS HELD
                                                ------------    AS COLLATERAL FOR LOANED
 MULTI-UTILITIES -- 0.4%                                        SECURITIES -- 34.3%
  Avista Corp.(1) ..............        4,238         91,498     BlackRock Liquidity Funds
  Black Hills Corp.(1) .........        3,298         87,826      TempFund
  CH Energy Group, Inc. ........        1,215         51,662      Portfolio ....................   13,225,184     13,225,184
  NorthWestern Corp. ...........        2,619         68,146     Institutional Money
                                                ------------      Market Trust .................   11,593,343     11,593,343
                                                     299,132                                                    ------------
                                                ------------
 WATER UTILITIES -- 0.3%
  American States Water
    Co. ........................        1,437         50,884
  Artesian Resources
    Corp. - Class A ............          290          5,310
  Cadiz, Inc.*(1) ..............          906         10,845

                          The accompanying notes are an integral part of the financial statements.

                                                             51

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
SMALL-CAP STRATEGY FUND
-----------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE
                                                   (NOTE 2)
                                                ------------
 TOTAL SHORT-TERM
   INVESTMENTS HELD
   AS COLLATERAL FOR
   LOANED SECURITIES
   (Cost $24,818,527)(3) ....................   $ 24,818,527
                                                ------------
  TOTAL INVESTMENTS -- 134.4%
    (Cost $81,285,765)+(2) ..................     97,279,492
 LIABILITIES IN EXCESS OF
   OTHER ASSETS -- (34.4)% ..................    (24,875,193)
                                                ------------
 NET ASSETS -- 100.0% .......................   $ 72,404,299
                                                ============

----------

*    Non-income producing security.
+    The cost for Federal income tax purposes is $83,346,854. At December 31, 2009, net unrealized appreciation was
     $13,932,638. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $16,624,416, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,691,778.
(1)  Security partially or fully on loan.
(2)  At December 31, 2009, the market value of securities on loan for the Small-Cap Strategy Fund was $23,183,729.
(3)  See Note 6 in the Notes to Financial Statements.






The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Note 2 in the Notes to Financial Statements):

                                                                                                  LEVEL 2 -      LEVEL 3 -
                                                                      TOTAL         LEVEL 1 -    SIGNIFICANT    SIGNIFICANT
                                                                     VALUE AT         QUOTED      OBSERVABLE   UNOBSERVABLE
                                                               DECEMBER 31, 2009      PRICES        INPUTS        INPUTS
                                                               -----------------   -----------   -----------   ------------
INVESTMENTS IN SECURITIES:
  Common Stocks                                                   $72,361,694      $72,274,719     $86,975         $--
  Rights                                                                1,088            1,088          --          --
  Short-Term Investments .                                         24,916,710       24,916,710          --          --
                                                                  -----------      -----------     -------         ---
Total                                                             $97,279,492      $97,192,517     $86,975         $--
                                                                  ===========      ===========     =======         ===

                          The accompanying notes are an integral part of the financial statements.

                                                             52

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)
============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
COMMON STOCK -- 97.0%                                             HOTELS, RESTAURANTS & LEISURE -- (CONTINUED)
 CONSUMER DISCRETIONARY -- 9.3%                                    Burger King Holdings,
  AUTO COMPONENTS -- 0.1%                                            Inc. ......................          520   $      9,786
   Autoliv, Inc. ...............          370   $     16,043       Carnival Corp.* .............       10,240        324,506
   BorgWarner, Inc.(1) .........          340         11,295       Chipotle Mexican Grill,
   Gentex Corp. ................          640         11,424         Inc. - Class A* ...........          100          8,816
   Johnson Controls, Inc. ......        2,990         81,447       Choice Hotels
   The Goodyear Tire &                                               International, Inc.(1) ....           60          1,900
     Rubber Co.* ...............          610          8,601       Darden Restaurants,
   TRW Automotive                                                    Inc.(1) ...................          720         25,250
     Holdings Corp.*(1) ........          620         14,806       International Game
   WABCO Holdings, Inc. ........          200          5,158         Technology ................        1,140         21,398
                                                ------------       International Speedway
                                                     148,774         Corp. - Class A ...........           70          1,992
                                                ------------       Las Vegas Sands Corp.*(1) ...          970         14,492
  AUTOMOBILES -- 0.4%                                              Marriott International,
   Ford Motor Co.*(1) ..........       57,770        577,700         Inc. - Class A(1) .........        1,472         40,112
   Harley-Davidson, Inc.(1) ....          980         24,696       McDonald's Corp. ............       31,849      1,988,652
   Thor Industries, Inc. .......          280          8,792       MGM MIRAGE* .................        1,010          9,211
                                                ------------       Panera Bread Co. -
                                                     611,188         Class A* ..................           45          3,014
                                                ------------       Penn National Gaming,
  DISTRIBUTORS -- 0.0%                                               Inc.* .....................          280          7,610
   Genuine Parts Co.(1) ........          910         34,543       Royal Caribbean Cruises,
   LKQ Corp.* ..................          340          6,661         Ltd.*(1) ..................          480         12,134
                                                ------------       Scientific Games Corp. -
                                                      41,204         Class A*(1) ...............          200          2,910
                                                ------------       Starbucks Corp.* ............        3,020         69,641
  DIVERSIFIED CONSUMER SERVICES -- 0.2%                            Starwood Hotels &
   Apollo Group, Inc. -                                              Resorts Worldwide,
     Class A*(1) ...............          467         28,291         Inc.(1) ...................          930         34,010
   Brink's Home Security                                           Tim Hortons, Inc. ...........           40          1,220
     Holdings, Inc.* ...........          120          3,917       Wendy's/Arby's Group,
   Career Education                                                  Inc. - Class A ............        1,200          5,628
     Corp.*(1) .................        8,645        201,515       WMS Industries, Inc.*(1) ....           70          2,800
   DeVry, Inc. .................          150          8,509       Wyndham Worldwide
   H&R Block, Inc. .............        1,510         34,156         Corp.(1) ..................       21,280        429,218
   Hillenbrand, Inc. ...........          200          3,768       Wynn Resorts, Ltd.(1) .......          170          9,899
   ITT Educational                                                 Yum! Brands, Inc. ...........        2,330         81,480
     Services, Inc.*(1) ........          120         11,515                                                    ------------
   Service Corp. ...............                                                                                   3,117,273
   International ...............        1,670         13,677                                                    ------------
   Strayer Education, Inc.(1) ..           30          6,375      HOUSEHOLD DURABLES -- 0.3%
   Weight Watchers                                                 Black & Decker Corp.(1) .....          380         24,635
     International, Inc. .......          360         10,498       D.R. Horton, Inc.(1) ........        1,770         19,240
                                                ------------       Fortune Brands, Inc.(1) .....          750         32,400
                                                     322,221       Garmin, Ltd.(1) .............        8,200        251,740
                                                ------------
  HOTELS, RESTAURANTS & LEISURE -- 2.1%
   Boyd Gaming Corp.*(1) .......          280          2,344
   Brinker International,
     Inc .......................          620          9,250

                          The accompanying notes are an integral part of the financial statements.

                                                             53

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                          VALUE
                                     SHARES        (NOTE 2)                                          SHARES       (NOTE 2)
                                  -----------   --------------                                    -----------   ------------
 HOUSEHOLD DURABLES -- (CONTINUED)                               MEDIA -- (CONTINUED)
  Harman International                                            Comcast Corp. - Special
    Industries, Inc. ...........          290   $       10,231      Class A ....................       28,900   $      462,689
  Jarden Corp.(1) ..............          460           14,219    CTC Media, Inc.* .............           20              298
  KB Home ......................          400            5,472    DIRECTV - Class A*(1) ........       12,710          423,878
  Leggett & Platt, Inc.(1) .....        1,020           20,808    Discovery Communications,
  Lennar Corp. -                                                    Inc. - Class A*(1) .........           25              767
    Class A(1) .................        1,420           18,133    Discovery Communications,
  M.D.C. Holdings, Inc. ........          230            7,139      Inc. - Class C* ............          875           23,205
  Mohawk Industries,                                              DISH Network Corp. ...........        1,540           31,986
    Inc.*(1) ...................          250           11,900    DreamWorks Animation
  Newell Rubbermaid,                                                SKG, Inc. - Class A* .......          190            7,590
    Inc.(1) ....................        1,130           16,961    Gannett Co., Inc. ............        1,770           26,284
  NVR, Inc.*(1) ................           30           21,321    Interactive Data Corp. .......          240            6,072
  Pulte Homes, Inc.* ...........        1,710           17,100    John Wiley & Sons, Inc. -
  Toll Brothers, Inc.* .........          750           14,108      Class A ....................          200            8,376
  Whirlpool Corp.(1) ...........          340           27,425    Lamar Advertising Co. -
                                                --------------      Class A*(1) ................          300            9,327
                                                       512,832    Liberty Global, Inc. -
                                                --------------      Class A*(1) ................       10,780          236,190
 INTERNET & CATALOG RETAIL -- 0.3%                                Liberty Media - Starz -
  Amazon.com, Inc.*(1) .........        1,210          162,769      Series A* ..................          176            8,122
  Expedia, Inc.* ...............          940           24,168    Liberty Media Corp. -
  Liberty Media Corp. -                                             Capital Class A* ...........          770           18,388
    Interactive - Class A* .....       20,480          222,003    Marvel Entertainment,
  Netflix, Inc.* ...............           80            4,411      Inc.* ......................          220           11,898
  Priceline.com, Inc.*(1) ......          130           28,405    Meredith Corp.(1) ............          360           11,106
                                                --------------    Morningstar, Inc.*(1) ........          100            4,834
                                                       441,756    News Corp. - Class A .........       11,820          161,816
                                                --------------    Omnicom Group, Inc.(1) .......        1,640           64,206
 LEISURE EQUIPMENT & PRODUCTS -- 0.0%                             Regal Entertainment
  Eastman Kodak Co.*(1) ........          370            1,561    Group - Class A ..............          770           11,119
  Hasbro, Inc. .................          740           23,724    Scripps Networks
  Mattel, Inc. .................        2,070           41,359      Interactive, Inc. -
                                                --------------      Class A ....................          280           11,620
                                                        66,644    The Interpublic Group
                                                --------------      of Cos., Inc.* .............        1,180            8,708
 MEDIA -- 2.6%                                                    The McGraw-Hill Cos.,
  Cablevision Systems                                               Inc.(1) ....................        2,300           77,073
  New York Group -                                                The New York Times
    Class A ....................        9,840          254,069      Co. - Class A*(1) ..........          120            1,483
  CBS Corp. - Class B(1) .......        3,980           55,919    The Walt Disney Co. ..........       29,980          966,855
  Central European Media                                          The Washington Post
  Enterprises, Ltd. -                                               Co. - Class B ..............           40           17,584
    Class A* ...................          160            3,778    Time Warner Cable,
  Clear Channel Outdoor                                             Inc.(1) ....................        1,094           45,281
  Holdings, Inc. -                                                Time Warner, Inc. ............        6,946          202,406
    Class A*(1) ................          500            5,195
  Comcast Corp. -
    Class A(1) .................       34,660          584,368

                          The accompanying notes are an integral part of the financial statements.

                                                             54

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                          VALUE
                                     SHARES        (NOTE 2)                                          SHARES       (NOTE 2)
                                  -----------   --------------                                    -----------   ------------
 MEDIA -- (CONTINUED)                                            SPECIALTY RETAIL -- (CONTINUED)
  Viacom, Inc. - Class B* ......        1,840   $       54,703    OfficeMax, Inc.* .............          180   $      2,284
  Virgin Media, Inc. ...........        1,090           18,345    PetSmart, Inc. ...............          560         14,946
  Warner Music Group                                              RadioShack Corp. .............          610         11,895
    Corp.* .....................          480            2,717    Ross Stores, Inc.(1) .........        1,700         72,607
                                                --------------    Signet Jewelers, Ltd.* .......          220          5,878
                                                     3,838,255    Staples, Inc.(1) .............        3,360         82,622
                                                --------------    The Gap, Inc. ................       14,970        313,622
 MULTILINE RETAIL -- 0.4%                                         The Home Depot, Inc. .........       10,220        295,665
  Big Lots, Inc.* ..............          224            6,491    The Sherwin-Williams
  Dollar Tree, Inc.* ...........          271           13,089      Co.(1) .....................          608         37,483
  Family Dollar Stores,                                           The TJX Cos., Inc. ...........       38,290      1,399,499
    Inc.(1) ....................          726           20,205    Tiffany & Co. ................          440         18,920
  J.C. Penney Co., Inc.(1) .....        1,090           29,005    Urban Outfitters, Inc.* ......          310         10,847
  Kohl's Corp.*(1) .............        1,160           62,559    Williams-Sonoma, Inc. ........          620         12,884
  Macy's, Inc.(1) ..............        1,480           24,805                                                  ------------
  Nordstrom, Inc.(1) ...........          900           33,822                                                     3,232,150
  Sears Holdings Corp.*(1) .....          460           38,387                                                  ------------
  Target Corp. .................        7,750          374,867   TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
                                                --------------    Coach, Inc. ..................        1,330         48,585
                                                       603,230    Hanesbrands, Inc.*(1) ........          160          3,858
                                                --------------    Jones Apparel Group,
 SPECIALTY RETAIL -- 2.2%                                           Inc ........................          230          3,694
  Aaron's, Inc.(1) .............          200            5,546    Nike, Inc. - Class B(1) ......       14,940        987,086
  Abercrombie & Fitch                                             Phillips-Van Heusen
    Co. - Class A ..............          400           13,940      Corp .......................          180          7,322
  Advance Auto Parts, Inc. .....          350           14,168    Polo Ralph Lauren Corp. ......          300         24,294
  Aeropostale, Inc.*(1) ........          160            5,448    V.F. Corp. ...................          550         40,282
  American Eagle                                                                                                ------------
    Outfitters, Inc. ...........          900           15,282                                                     1,115,121
  AutoNation, Inc.* ............          580           11,107                                                  ------------
  AutoZone, Inc.* ..............          180           28,453   TOTAL CONSUMER DISCRETIONARY ...............     14,050,648
  Barnes & Noble, Inc.(1) ......          150            2,861                                                  ------------
  Bed Bath & Beyond,                                            CONSUMER STAPLES -- 13.1%
    Inc.* ......................          940           36,312   BEVERAGES -- 3.5%
  Best Buy Co., Inc. ...........        2,190           86,417    Brown-Forman Corp. -
  Carmax, Inc.* ................          600           14,550      Class B(1) .................          498         26,678
  Chico's FAS, Inc.* ...........          290            4,075    Central European
  Dick's Sporting Goods,                                          Distribution Corp.* ..........          180          5,114
    Inc.*(1) ...................          300            7,461    Coca-Cola Enterprises,
  Foot Locker, Inc.(1) .........          830            9,246      Inc ........................       13,070        277,084
  GameStop Corp. -                                                Constellation Brands,
    Class A*(1) ................          620           13,603      Inc. Class A* ..............        1,030         16,408
  Guess?, Inc. .................          370           15,651    Dr Pepper Snapple
  Limited Brands, Inc. .........        1,590           30,592      Group, Inc. ................          630         17,829
  Lowe's Cos., Inc. ............       26,200          612,818    Hansen Natural Corp.* ........          284         10,906
  O'Reilly Automotive,                                            Molson Coors Brewing
    Inc.* ......................          350           13,342      Co. - Class B ..............          560         25,289
  Office Depot, Inc.* ..........        1,880           12,126    Pepsi Bottling Group,
                                                                    Inc. .......................          920         34,500

                          The accompanying notes are an integral part of the financial statements.

                                                             55

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                          VALUE
                                     SHARES        (NOTE 2)                                          SHARES       (NOTE 2)
                                  -----------   --------------                                    -----------   ------------
 BEVERAGES -- (CONTINUED)                                        FOOD PRODUCTS -- (CONTINUED)
  PepsiAmericas, Inc. ..........          100   $        2,926    Tyson Foods, Inc. -
  PepsiCo, Inc. ................       36,804        2,237,683      Class A ....................        1,390   $     17,055
  The Coca-Cola Co.(1) .........       46,931        2,675,067                                                  ------------
                                                --------------                                                     1,925,582
                                                     5,329,484                                                  ------------
                                                --------------   HOUSEHOLD PRODUCTS -- 3.4%
 FOOD & STAPLES RETAILING -- 3 8%                                 Church & Dwight Co.,
  BJ's Wholesale Club,                                              Inc.(1) ....................        8,246        498,471
    Inc.* ......................          100            3,271    Colgate-Palmolive Co.(1) .....       20,338      1,670,767
  Costco Wholesale Corp.(1) ....       24,550        1,452,624    Energizer Holdings,
  CVS Caremark Corp. ...........       21,710          699,279      Inc.*(1) ...................          340         20,835
  Safeway, Inc. ................        2,460           52,373    Kimberly-Clark Corp. .........        6,940        442,147
  SUPERVALU, Inc. ..............        1,290           16,396    Procter & Gamble Co. .........       39,156      2,374,028
  SYSCO Corp. ..................        3,530           98,628    The Clorox Co. ...............          758         46,238
  The Kroger Co. ...............        2,706           55,554                                                  ------------
  Wal-Mart Stores, Inc. ........       53,263        2,846,907                                                     5,052,486
  Walgreen Co. .................       13,630          500,494                                                  ------------
  Whole Foods Market,                                            PERSONAL PRODUCTS -- 0.2%
    Inc.* ......................          420           11,529    Alberto-Culver Co.(1) ........          200          5,858
                                                --------------    Avon Products, Inc. ..........        2,400         75,600
                                                     5,737,055    Estee Lauder Cos., Inc. -
                                                --------------      Class A ....................          600         29,016
 FOOD PRODUCTS -- 1.3%                                            Herbalife, Ltd. ..............        2,580        104,671
  Archer-Daniels-Midland                                          Mead Johnson Nutrition
    Co. ........................        2,790           87,355      Co. - Class A ..............        2,720        118,864
  Bunge, Ltd.(1) ...............          520           33,192    NBTY, Inc.* ..................          180          7,837
  Campbell Soup Co. ............        1,706           57,663                                                  ------------
  ConAgra Foods, Inc. ..........        2,370           54,628                                                       341,846
  Corn Products                                                                                                 ------------
    International, Inc. ........          270            7,892   TOBACCO -- 0.9%
  Dean Foods Co.* ..............          520            9,381    Altria Group, Inc. ...........       20,130        395,152
  Del Monte Foods Co. ..........       20,180          228,841    Lorillard, Inc. ..............        1,220         97,880
  Flowers Foods, Inc.(1) .......          200            4,752    Philip Morris
  General Mills, Inc. ..........        2,922          206,907      International, Inc. ........       14,130        680,925
  Green Mountain Coffee                                           Reynolds American, Inc. ......        3,930        208,172
    Roasters, Inc.*(1) .........           80            6,518                                                  ------------
  H.J. Heinz Co. ...............        1,930           82,527                                                     1,382,129
  Hormel Foods Corp. ...........          430           16,533                                                  ------------
  Kellogg Co. ..................        1,720           91,504   TOTAL CONSUMER STAPLES .....................     19,768,582
  Kraft Foods, Inc. -                                                                                           ------------
    Class A ....................       21,607          587,278  ENERGY -- 10.9%
  McCormick & Co., Inc. ........          630           22,762   ENERGY EQUIPMENT & SERVICES -- 3.3%
  Ralcorp Holdings, Inc.* ......          250           14,928    Atwood Oceanics, Inc.* .......          200          7,170
  Sara Lee Corp.(1) ............       26,100          317,898    Baker Hughes, Inc.(1) ........        1,270         51,410
  Smithfield Foods,                                               BJ Services Co. ..............          620         11,532
    Inc.*(1) ...................          410            6,228    Cameron International
  The Hershey Co. ..............        1,040           37,222      Corp.* .....................       28,030      1,171,654
  The J.M. Smucker Co. .........          559           34,518    Diamond Offshore
                                                                    Drilling, Inc.(1) ..........          900         88,578
                                                                  Dresser-Rand Group,
                                                                    Inc.*(1) ...................          200          6,322

                          The accompanying notes are an integral part of the financial statements.

                                                             56

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 ENERGY EQUIPMENT & SERVICES -- (CONTINUED)                      OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
  Ensco International                                             Cimarex Energy Co. ...........          260   $     13,772
    Plc(1) .....................          630   $     25,162      CNX Gas Corp.* ...............           20            590
  Exterran Holdings,                                              Comstock Resources,
    Inc.*(1) ...................          100          2,145        Inc.* ......................          130          5,274
  FMC Technologies,                                               Concho Resources, Inc.* ......          180          8,082
    Inc.*(1) ...................          430         24,871      ConocoPhillips ...............       23,120      1,180,738
  Global Industries, Ltd.* .....           10             71      Consol Energy, Inc. ..........          600         29,880
  Halliburton Co. ..............        4,360        131,192      Continental Resources,
  Helix Energy Solutions                                            Inc.* ......................          160          6,862
    Group, Inc.* ...............          530          6,228      Denbury Resources,
  Helmerich & Payne, Inc. ......          680         27,118        Inc.*(1) ...................          630          9,324
  Nabors Industries, Ltd.* .....       12,030        263,337      Devon Energy Corp. ...........        8,260        607,110
  National Oilwell Varco,                                         El Paso Corp. ................       43,450        427,113
    Inc.(1) ....................        8,180        360,656      Encore Acquisition Co.* ......          150          7,203
  Oceaneering International,                                      EOG Resources, Inc. ..........          940         91,462
    Inc.* ......................          140          8,193      EXCO Resources, Inc. .........          720         15,286
  Oil States International,                                       Exxon Mobil Corp. ............       47,990      3,272,438
    Inc.* ......................        4,160        163,446      Forest Oil Corp.* ............          300          6,675
  Patterson-UTI Energy,                                           Frontier Oil Corp. ...........          530          6,381
    Inc.(1) ....................          730         11,206      Frontline, Ltd. ..............          610         16,665
  Pride International,                                            Hess Corp. ...................        1,360         82,280
    Inc.*(1) ...................        5,340        170,399      Holly Corp.(1) ...............          310          7,945
  Rowan Cos., Inc.*(1) .........          340          7,698      Marathon Oil Corp. ...........       12,940        403,987
  Schlumberger, Ltd. ...........       29,844      1,942,546      Mariner Energy, Inc.* ........          200          2,322
  SEACOR Holdings, Inc.* .......           60          4,575      Massey Energy Co. ............          320         13,443
  Seahawk Drilling, Inc.* ......           30            676      Murphy Oil Corp. .............          780         42,276
  Smith International, Inc. ....          990         26,898      Newfield Exploration
  Superior Energy                                                   Co.* .......................          340         16,398
    Services, Inc.* ............          240          5,830      Noble Energy, Inc. ...........          780         55,552
  Tidewater, Inc. ..............          260         12,467      Occidental Petroleum
  Transocean, Ltd.* ............        4,400        364,320        Corp. ......................       18,190      1,479,756
  Unit Corp.*(1) ...............          220          9,350      Overseas Shipholding
  Weatherford                                                       Group, Inc.(1) .............           70          3,077
    International, Ltd.* .......           30            537      Patriot Coal Corp.*(1) .......           36            557
                                                ------------      Peabody Energy Corp. .........          990         44,758
                                                   4,905,587      Petrohawk Energy Corp.* ......          750         17,993
                                                ------------      Pioneer Natural
 OIL, GAS & CONSUMABLE FUELS -- 7.6%                                Resources Co.(1) ...........          310         14,933
  Alpha Natural                                                   Plains Exploration &
    Resources, Inc.* ...........          316         13,708        Production Co.* ............          391         10,815
  Anadarko Petroleum                                              Quicksilver Resources,
    Corp. ......................        1,810        112,980        Inc.*(1) ...................          290          4,353
  Apache Corp.(1) ..............        3,150        324,985      Range Resources Corp.(1) .....          450         22,432
  Arch Coal, Inc. ..............          550         12,238      SandRidge Energy, Inc.* ......          430          4,055
  Cabot Oil & Gas Corp. ........          340         14,821      Southern Union Co. ...........          510         11,577
  Chesapeake Energy                                               Southwestern Energy
    Corp.(1) ...................        2,280         59,006        Co.* .......................        1,128         54,370
  Chevron Corp. ................       28,240      2,174,198      Spectra Energy Corp. .........        4,060         83,271

                          The accompanying notes are an integral part of the financial statements.

                                                             57

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)                      CAPITAL MARKETS -- (CONTINUED)
  St. Mary Land &                                                 The Bank of New York
    Exploration Co. ............          170   $      5,821        Mellon Corp.(1) ............       24,160   $    675,755
  Sunoco, Inc. .................          870         22,707      The Charles Schwab
  Teekay Corp. .................          520         12,069        Corp. ......................       75,160      1,414,511
  Tesoro Corp.(1) ..............        1,040         14,092      Waddell & Reed
  Valero Energy Corp. ..........        4,950         82,912        Financial, Inc. -
  W&T Offshore, Inc.(1) ........          210          2,457        Class A ....................          440         13,438
  Whiting Petroleum                                                                                             ------------
    Corp.* .....................          130          9,289                                                       4,315,291
  Williams Cos., Inc. ..........       16,220        341,918                                                    ------------
  XTO Energy, Inc. .............        4,460        207,524     COMMERCIAL BANKS -- 1.2%
                                                ------------      Associated Banc-Corp.(1) .....          885          9,744
                                                  11,491,730      Bancorpsouth, Inc. ...........          310          7,272
                                                ------------      Bank of Hawaii Corp. .........          330         15,530
  TOTAL ENERGY ..............................     16,397,317      BB&T Corp.(1) ................        3,440         87,273
                                                ------------      BOK Financial Corp.(1) .......          170          8,078
FINANCIALS -- 12.2%                                               CapitalSource, Inc.(1) .......        2,340          9,290
 CAPITAL MARKETS -- 2.9%                                          City National Corp. ..........          190          8,664
  Affiliated Managers                                             Comerica, Inc.(1) ............          540         15,968
    Group, Inc.*(1) ............          220         14,817      Commerce Bancshares,
  Ameriprise Financial,                                             Inc.(1) ....................          297         11,500
    Inc. .......................        1,260         48,913      Cullen/Frost Bankers,
  BlackRock, Inc.(1) ...........        1,060        246,132        Inc. .......................          240         12,000
  Eaton Vance Corp.(1) .........          570         17,334      Fifth Third Bancorp ..........        2,880         28,080
  Federated Investors,                                            First Horizon National
    Inc.(1) ....................          520         14,300        Corp.* .....................          709          9,507
  Franklin Resources, Inc.(1) ..          830         87,440      Fulton Financial Corp.(1) ....          990          8,633
  GLG Partners, Inc.* ..........          370          1,191      Huntington Bancshares,
  Goldman Sachs Group,                                              Inc ........................        2,181          7,961
    Inc.(1) ....................        5,070        856,019      KeyCorp ......................        3,380         18,759
  Greenhill & Co., Inc.(1) .....          110          8,826      M&T Bank Corp.(1) ............        2,230        149,165
    Invesco, Ltd. ..............        1,870         43,926      Marshall & Ilsley Corp. ......        1,790          9,755
  Investment Technology                                           PNC Financial Services
    Group, Inc.* ...............          230          4,531        Group, Inc.(1) .............        1,860         98,189
  Janus Capital Group,                                            Popular, Inc. ................        5,890         13,311
    Inc.(1) ....................          900         12,105      Regions Financial Corp. ......        3,596         19,023
  Jefferies Group, Inc.*(1) ....          860         20,408      SunTrust Banks, Inc.(1) ......        1,690         34,290
  Lazard, Ltd. - Class A .......          300         11,391      Synovus Financial
  Legg Mason, Inc. .............          610         18,398        Corp.(1) ...................        1,590          3,259
  Morgan Stanley ...............       10,660        315,536      TCF Financial Corp.(1) .......          710          9,670
  Northern Trust Corp. .........        6,080        318,592      U.S. Bancorp(1) ..............        7,500        168,825
  Raymond James                                                   Valley National
    Financial, Inc.(1) .........          510         12,123        Bancorp(1) .................        1,144         16,165
  SEI Investments Co. ..........          640         11,213      Webster Financial Corp. ......          110          1,306
  State Street Corp. ...........        1,590         69,229      Wells Fargo & Co. ............       37,495      1,011,990
  T. Rowe Price Group,                                            Zions Bancorp(1) .............          590          7,570
    Inc.(1) ....................        1,170         62,302                                                    ------------
  TD Ameritrade Holding                                                                                            1,800,777
    Corp.* .....................          870         16,861                                                    ------------

                          The accompanying notes are an integral part of the financial statements.

                                                             58

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 CONSUMER FINANCE -- 0.6%                                        INSURANCE -- (CONTINUED)
  American Express Co.(1) ......       10,260   $    415,735      Assurant, Inc. ...............          950   $     28,006
  AmeriCredit Corp.*(1) ........        1,300         24,752      AXIS Capital Holdings,
  Capital One Financial                                             Ltd. .......................        1,450         41,194
    Corp. ......................        4,030        154,510      Brown & Brown, Inc. ..........          470          8,446
  Discover Financial                                              Chubb Corp. ..................        7,650        376,227
    Services(1) ................       18,500        272,135      Cincinnati Financial
  SLM Corp.* ...................        1,660         18,708        Corp. ......................        1,316         34,532
  The Student Loan Corp. .......          120          5,589      CNA Financial Corp.*(1) ......        1,150         27,600
                                                ------------      Endurance Specialty
                                                     891,429        Holdings, Ltd. .............          600         22,338
                                                ------------      Erie Indemnity Co. -
 DIVERSIFIED FINANCIAL SERVICES -- 3.2%                             Class A ....................          270         10,535
  Bank of America Corp.(1) .....       90,030      1,355,852      Everest Re Group, Ltd. .......          420         35,986
  Citigroup, Inc. ..............       48,580        160,800      Fidelity National
  CME Group, Inc. ..............          260         87,347        Financial, Inc. -
  Interactive Brokers                                               Class A ....................        1,120         15,075
    Group, Inc. -                                                 First American Corp. .........          630         20,859
    Class A* ...................          310          5,493      Genworth Financial,
  Intercontinental                                                  Inc. - Class A* ............       14,510        164,688
    Exchange, Inc.* ............          200         22,460      Hartford Financial
  JPMorgan Chase & Co. .........       75,720      3,155,252        Services Group, Inc. .......        3,650         84,899
  Leucadia National Corp.* .....          520         12,371      HCC Insurance
  Moody's Corp.(1) .............        1,260         33,768        Holdings, Inc. .............          770         21,537
  MSCI, Inc.* ..................          240          7,632      Lincoln National Corp. .......        1,710         42,545
  NYSE Euronext, Inc. ..........        1,240         31,372      Loews Corp. ..................        9,330        339,145
  The NASDAQ OMX                                                  Markel Corp.*(1) .............           50         17,000
    Group, Inc.* ...............          830         16,450      Marsh & McLennan
                                                ------------        Cos., Inc. .................        2,630         58,070
                                                   4,888,797      MBIA, Inc.*(1) ...............        1,150          4,577
                                                ------------      Mercury General Corp. ........          340         13,348
 INSURANCE -- 3.1%                                                MetLife, Inc. ................       17,601        622,195
  ACE, Ltd.* ...................        7,180        361,872      Old Republic
  AFLAC, Inc. ..................       10,460        483,775        International Corp. ........        2,320         23,293
  Alleghany Corp.* .............           30          8,280      OneBeacon Insurance
  Allied World Assurance                                            Group, Ltd. ................          550          7,579
    Holdings, Ltd. .............          330         15,203      PartnerRe, Ltd. ..............        1,160         86,606
  American Financial                                              Protective Life Corp. ........        1,070         17,709
    Group, Inc. ................        1,040         25,948      Prudential Financial, Inc. ...        3,610        179,634
  American International                                          Reinsurance Group of
    Group, Inc.* ...............          200          5,996        America, Inc. ..............          530         25,254
  American National                                               RenaissanceRe
    Insurance Co. ..............          160         19,110        Holdings, Ltd. .............          370         19,666
  AON Corp.(1) .................        1,200         46,008      StanCorp Financial
  Arch Capital Group,                                               Group, Inc. ................          430         17,209
    Ltd.* ......................          580         41,499      The Allstate Corp. ...........        5,130        154,105
  Arthur J. Gallagher &                                           The Hanover Insurance
    Co. ........................          630         14,181        Group, Inc. ................          330         14,662
  Aspen Insurance
    Holdings, Ltd. .............          790         20,106

                          The accompanying notes are an integral part of the financial statements.

                                                             59

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 INSURANCE -- (CONTINUED)                                        REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
  The Principal Financial                                         Health Care Property
    Group, Inc. ................        2,570   $     61,783        Investors, Inc.(1) .........        1,900   $     58,026
  The Progressive Corp.* .......        3,710         66,743      Health Care REIT, Inc.(1) ....          750         33,240
  The Travelers Cos., Inc. .....       10,430        520,040      Hospitality Properties
  Torchmark Corp.(1) ...........          630         27,688        Trust ......................          550         13,041
  TransAtlantic Holdings,                                         Host Hotels & Resorts,
    Inc. .......................          560         29,182        Inc.*(1) ...................        2,365         27,602
  Unitrin, Inc. ................          440          9,702      HRPT Properties Trust(1) .....        1,770         11,452
  Unum Group ...................       12,640        246,733      Kimco Realty Corp.(1) ........        1,530         20,701
  Validus Holdings, Ltd. .......          570         15,356      Liberty Property Trust(1) ....          670         21,447
  W.R. Berkley Corp. ...........        1,480         36,467      Mack-Cali Realty Corp. .......          500         17,285
  White Mountains                                                 Nationwide Health
    Insurance Group, Ltd. ......           30          9,980        Properties, Inc.(1) ........          630         22,163
  XL Capital, Ltd. -                                              Plum Creek Timber Co.,
    Class A(1) .................        2,920         53,524        Inc.(1) ....................        1,010         38,138
                                                ------------      ProLogis(1) ..................        2,820         38,606
                                                   4,653,695      Public Storage(1) ............          710         57,829
                                                ------------      Rayonier, Inc. ...............          410         17,286
 REAL ESTATE INVESTMENT TRUSTS -- 0.9%                            Realty Income Corp.(1) .......          690         17,878
  Alexandria Real Estate                                          Regency Centers Corp.(1) .....          460         16,128
    Equities, Inc.(1) ..........          250         16,073      Senior Housing Properties
  AMB Property Corp. ...........          810         20,695        Trust(1) ...................          840         18,371
  Annaly Mortgage                                                 Simon Property Group,
    Management, Inc.(1) ........       17,720        307,442        Inc.(1) ....................        1,536        122,548
  Apartment Investment &                                          SL Green Realty Corp.(1) .....          380         19,091
    Management Co. -                                              Taubman Centers, Inc. ........          300         10,773
    Class A(1) .................          560          8,915      The Macerich Co.(1) ..........          637         22,900
  AvalonBay                                                       UDR, Inc.(1) .................          780         12,823
    Communities, Inc.(1) .......          502         41,219      Ventas, Inc.(1) ..............          930         40,678
  Boston Properties, Inc. ......          630         42,254      Vornado Realty Trust(1) ......          884         61,827
  Brandywine Realty                                               Walter Investment
    Trust(1) ...................        1,130         12,882        Management Corp. ...........           43            616
  BRE Properties, Inc.(1) ......          470         15,548      Weingarten Realty, Inc.(1) ...          760         15,040
  Camden Property Trust(1) .....          370         15,677                                                    ------------
  Chimera Investment                                                                                               1,370,743
    Corp. ......................        1,640          6,363                                                    ------------
  Corporate Office                                               REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
    Properties Trust ...........          320         11,722      CB Richard Ellis Group,
  Digital Realty Trust,                                             Inc. - Class A*(1) .........        1,060         14,384
    Inc.(1) ....................          390         19,609      Forest City Enterprises,
  Douglas Emmett, Inc. .........          640          9,120        Inc. - Class A*(1) .........          400          4,712
  Duke Realty Corp.(1) .........        1,270         15,456      Jones Lang LaSalle,
  Equity Residential(1) ........        1,470         49,657        Inc.(1) ....................          180         10,872
  Essex Property Trust,                                           The St. Joe Co.*(1) ..........          220          6,356
    Inc.(1) ....................          210         17,566                                                    ------------
  Federal Realty                                                                                                      36,324
    Investment Trust(1) ........          370         25,056                                                    ------------

                          The accompanying notes are an integral part of the financial statements.

                                                             60

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 THRIFTS & MORTGAGE FINANCE -- 0.3%                              HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
  Capitol Federal                                                 Becton, Dickinson & Co. ......        1,200   $     94,632
    Financial(1) ...............          304   $      9,564      Boston Scientific Corp.* .....        5,830         52,470
  First Niagara Financial                                         C.R. Bard, Inc. ..............          480         37,392
    Group, Inc. ................          890         12,380      CareFusion Corp.* ............        1,040         26,010
  Guaranty Financial                                              Covidien PLC .................        9,560        457,829
    Group, Inc.* ...............            1             --      DENTSPLY International,
  Hudson City Bancorp,                                              Inc.(1) ....................          520         18,288
    Inc. .......................       20,282        278,472      Edwards Lifesciences
  New York Community                                                Corp.* .....................          133         11,551
    Bancorp, Inc.(1) ...........        3,070         44,546      Gen-Probe, Inc.*(1) ..........          410         17,589
  People's United Financial,                                      Hill-Rom Holdings, Inc. ......          260          6,237
    Inc.* ......................        1,653         27,605      Hologic, Inc.* ...............          840         12,180
  TFS Financial Corp. ..........          250          3,035      Hospira, Inc.* ...............        5,650        288,150
  Tree.com, Inc.*(1) ...........           50            457      Idexx Laboratories,
  Washington Federal, Inc. .....          670         12,958        Inc.*(1) ...................          190         10,154
                                                ------------      Intuitive Surgical, Inc.* ....          100         30,332
                                                     389,017      Inverness Medical
                                                ------------        Innovations, Inc.*(1) ......          200          8,302
 TOTAL FINANCIALS ...........................     18,346,073      Kinetic Concepts, Inc.* ......          340         12,801
                                                ------------      Medtronic, Inc. ..............        5,750        252,885
HEALTH CARE -- 13.4%                                              ResMed, Inc.*(1) .............          180          9,409
 BIOTECHNOLOGY -- 2.0%                                            St. Jude Medical, Inc.*(1) ...        1,440         52,963
  Abraxis Bioscience,                                             Stryker Corp. ................       19,300        972,141
    Inc.*(1) ...................           39          1,581      Teleflex, Inc. ...............          260         14,011
  Alexion Pharmaceuticals,                                        The Cooper Cos., Inc. ........          350         13,342
    Inc.* ......................          220         10,740      Varian Medical Systems,
  Amgen, Inc.* .................       17,164        970,967        Inc.*(1) ...................          480         22,488
  Amylin Pharmaceuticals,                                         Zimmer Holdings, Inc.* .......          930         54,972
    Inc.* ......................          220          3,122                                                    ------------
  Biogen Idec, Inc.* ...........        1,320         70,620                                                       2,652,617
  BioMarin Pharmaceutical,                                                                                      ------------
    Inc.*(1) ...................          240          4,514     HEALTH CARE PROVIDERS & SERVICES -- 2.2%
  Celgene Corp.* ...............        1,370         76,282      Aetna, Inc. ..................       10,990        348,383
  Cephalon, Inc.* ..............          203         12,669      AmerisourceBergen
  Dendreon Corp.* ..............          310          8,147        Corp.(1) ...................        7,920        206,474
  Genzyme Corp.* ...............          970         47,540      Brookdale Senior Living,
  Gilead Sciences, Inc.* .......       40,327      1,745,353        Inc.*(1) ...................          170          3,092
  Myriad Genetics, Inc.* .......          200          5,220      Cardinal Health, Inc. ........       11,000        354,640
  OSI Pharmaceuticals,                                            CIGNA Corp. ..................        1,480         52,200
    Inc.*(1) ...................          200          6,206      Community Health
  United Therapeutics                                               Systems, Inc.* .............          320         11,392
    Corp.* .....................           90          4,739      Coventry Health Care,
  Vertex Pharmaceuticals,                                           Inc.* ......................          930         22,590
    Inc.*(1) ...................          433         18,554      DaVita, Inc.* ................        2,634        154,721
                                                ------------      Emdeon, Inc. - Class A* ......          200          3,050
                                                   2,986,254      Express Scripts, Inc.* .......        1,020         88,179
                                                ------------      Health Management
 HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%                           Associates, Inc. -
  Baxter International, Inc. ...        2,740        160,783        Class A* ...................          950          6,907
  Beckman Coulter, Inc. ........          240         15,706

                          The accompanying notes are an integral part of the financial statements.

                                                             61

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)                 LIFE SCIENCES TOOLS & SERVICES -- (CONTINUED)
  Health Net, Inc.* ............          450   $     10,480      Techne Corp. .................           71   $      4,868
  Henry Schein, Inc.*(1) .......          310         16,306      Thermo Fisher Scientific,
  Humana, Inc.* ................          860         37,745        Inc.* ......................       11,470        547,004
  Laboratory Corp. of                                             Waters Corp.* ................          310         19,208
    America Holdings*(1) .......          560         41,910                                                    ------------
  LifePoint Hospitals,                                                                                               677,843
    Inc.*(1) ...................          420         13,654                                                    ------------
  Lincare Holdings, Inc.* ......          380         14,106     PHARMACEUTICALS -- 7.0%
  McKesson Corp. ...............        5,080        317,500      Abbott Laboratories ..........       53,129      2,868,435
  Medco Health Solutions,                                         Allergan, Inc. ...............       20,990      1,322,580
    Inc.* ......................        2,970        189,813      Bristol-Myers Squibb
  MEDNAX, Inc.* ................          170         10,219        Co.(1) .....................       19,710        497,677
  Omnicare, Inc. ...............          809         19,562      Eli Lilly & Co. ..............        7,760        277,110
  Patterson Cos., Inc.* ........          420         11,752      Endo Pharmaceuticals
  Quest Diagnostics, Inc. ......          770         46,493        Holdings, Inc.* ............          510         10,460
  Tenet Healthcare Corp.*(1) ...        1,200          6,468      Forest Laboratories, Inc.* ...        1,560         50,092
  UnitedHealth Group, Inc. .....       26,500        807,720      Johnson & Johnson ............       25,760      1,659,202
  Universal Health                                                King Pharmaceuticals,
    Services, Inc. -                                                Inc.* ......................        1,330         16,319
    Class B(1) .................          280          8,540      Merck & Co., Inc. ............       61,686      2,254,006
  VCA Antech, Inc.*(1) .........          370          9,220      Mylan Laboratories,
  WellPoint, Inc.* .............        8,470        493,716        Inc.*(1) ...................          980         18,061
                                                ------------      Perrigo Co. ..................          390         15,538
                                                   3,306,832      Pfizer, Inc. .................       81,387      1,480,429
                                                ------------      Valeant Pharmaceuticals
 HEALTH CARE TECHNOLOGY -- 0.0%                                     International* .............          230          7,312
  Allscripts Healthcare                                           Watson Pharmaceuticals,
    Solutions, Inc.*(1) ........          300          6,069        Inc.* ......................          510         20,201
  Cerner Corp.*(1) .............          210         17,312                                                    ------------
  IMS Health, Inc. .............        1,160         24,430                                                      10,497,422
                                                ------------                                                    ------------
                                                      47,811     TOTAL HEALTH CARE ..........................     20,168,779
                                                ------------                                                    ------------
 LIFE SCIENCES TOOLS & SERVICES -- 0.4%                         INDUSTRIALS -- 9.7%
  Bio-Rad Laboratories,                                          AEROSPACE & DEFENSE -- 2.6%
    Inc. - Class A* ............           30          2,894      Alliant Techsystems,
  Charles River                                                     Inc.*(1) ...................          170         15,006
    Laboratories                                                  BE Aerospace, Inc.* ..........          200          4,700
    International, Inc.* .......          270          9,096      General Dynamics Corp. .......        2,180        148,611
  Covance, Inc.* ...............          190         10,368      Goodrich Corp. ...............          530         34,053
  Illumina, Inc.*(1) ...........          300          9,195      Honeywell International,
  Life Technologies                                                 Inc. .......................        4,630        181,496
    Corp.*(1) ..................          531         27,734      ITT Corp. ....................        8,550        425,277
  Mettler-Toledo                                                  L-3 Communications
    International, Inc.* .......          110         11,549        Holdings, Inc. .............          620         53,909
  Millipore Corp.* .............          170         12,300      Lockheed Martin Corp. ........        6,260        471,691
  PerkinElmer, Inc. ............          510         10,501      Northrop Grumman
  Pharmaceutical Product                                            Corp. ......................        1,450         80,983
    Development, Inc. ..........          560         13,126      Precision Castparts Corp. ....          500         55,175
                                                                    Raytheon Co.(1) ............        6,160        317,363

                          The accompanying notes are an integral part of the financial statements.

                                                             62

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 AEROSPACE & DEFENSE -- (CONTINUED)                              COMMERCIAL SERVICES & SUPPLIES -- (CONTINUED)
  Rockwell Collins, Inc. .......        9,190   $    508,758      Pitney Bowes, Inc.(1) ........        1,380   $     31,409
  Spirit Aerosystems                                              R.R. Donnelley & Sons
    Holdings, Inc. -                                                Co. ........................       13,570        302,204
    Class A*(1) ................          440          8,738      Republic Services, Inc. ......        1,690         47,844
  The Boeing Co. ...............        4,550        246,291      Stericycle, Inc.* ............          202         11,144
  TransDigm Group, Inc. ........           90          4,274      The Brink's Co. ..............          200          4,868
  United Technologies                                             Waste Connections, Inc.* .....          200          6,668
    Corp .......................       19,480      1,352,107      Waste Management, Inc. .......        3,190        107,854
                                                ------------                                                    ------------
                                                   3,908,432                                                         585,808
                                                ------------                                                    ------------
 AIR FREIGHT & LOGISTICS -- 0.6%                                 CONSTRUCTION & ENGINEERING -- 0.7%
  C.H. Robinson                                                   Aecom Technology
    Worldwide, Inc. ............          684         40,171        Corp.* .....................          250          6,875
  Expeditors International                                        Fluor Corp. ..................       19,040        857,562
  Washington, Inc. .............          680         23,616      Foster Wheeler AG* ...........          110          3,238
  FedEx Corp. ..................        1,280        106,816      Jacobs Engineering
  United Parcel Service,                                            Group, Inc.*(1) ............          450         16,924
    Inc. - Class B .............       14,250        817,523      KBR, Inc. ....................          570         10,830
  UTi Worldwide, Inc. ..........          400          5,728      Quanta Services, Inc.* .......          500         10,420
                                                ------------      The Shaw Group, Inc.* ........        5,090        146,337
                                                     993,854      URS Corp.* ...................          280         12,466
                                                ------------                                                    ------------
 AIRLINES -- 0.0%                                                                                                  1,064,652
  AMR Corp.*(1) ................          790          6,107                                                    ------------
  Continental Airlines,                                          ELECTRICAL EQUIPMENT -- 0.7%
    Inc. - Class B*(1) .........          560         10,035      AMETEK, Inc. .................          380         14,531
  Copa Holdings SA .............           70          3,813      Cooper Industries PLC ........          810         34,539
  Delta Airlines Co.* ..........        1,920         21,850      Emerson Electric Co. .........       14,600        621,960
  Southwest Airlines Co. .......        2,380         27,203      First Solar, Inc.* ...........          180         24,372
                                                ------------      General Cable Corp.*(1) ......        3,060         90,025
                                                      69,008      Hubbell, Inc. - Class B ......          290         13,717
                                                ------------      Rockwell Automation,
 BUILDING PRODUCTS -- 0.0%                                          Inc.(1) ....................          760         35,705
  Armstrong World                                                 Roper Industries, Inc. .......          360         18,853
    Industries, Inc.*(1) .......           40          1,557      Sunpower Corp. -
  Lennox International,                                             Class A*(1) ................          240          5,683
    Inc.(1) ....................          340         13,274      Thomas & Betts Corp.* ........        4,630        165,708
  Masco Corp.(1) ...............        2,330         32,177                                                    ------------
  Owens Corning, Inc.*(1) ......          390         10,000                                                       1,025,093
                                                ------------                                                    ------------
                                                      57,008     INDUSTRIAL CONGLOMERATES -- 2.1%
                                                ------------      3M Co.(1) ....................       20,550      1,698,869
 COMMERCIAL SERVICES & SUPPLIES -- 0.4%                           Carlisle Cos., Inc.(1) .......          240          8,223
  Avery Dennison Corp. .........          560         20,434      General Electric Co. .........       92,240      1,395,591
  Cintas Corp. .................          580         15,109      McDermott International,
  Copart, Inc.* ................          190          6,959        Inc.* ......................          930         22,329
  Corrections Corp. of                                            Textron, Inc. ................        1,130         21,255
    America*(1) ................          300          7,365      Tyco International, Ltd.* ....           40          1,427
  Covanta Holding Corp.* .......          720         13,025                                                    ------------
  Iron Mountain, Inc.*(1) ......          480         10,925                                                       3,147,694
                                                                                                                ------------
                          The accompanying notes are an integral part of the financial statements.

                                                             63

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 MACHINERY -- 1.2%                                               PROFESSIONAL SERVICES -- 0.1%
  AGCO Corp.*(1) ...............          360   $     11,642      Equifax, Inc. ................          560   $     17,298
  Bucyrus International,                                          FTI Consulting, Inc.*(1) .....          170          8,017
    Inc ........................          260         14,656      IHS, Inc. - Class A* .........           90          4,933
  Caterpillar, Inc. ............        3,500        199,465      Manpower, Inc. ...............          460         25,107
  Crane Co.(1) .................          350         10,717      Monster Worldwide,
  Cummins, Inc.(1) .............          950         43,567        Inc.*(1) ...................          520          9,048
  Danaher Corp. ................        1,140         85,728      Robert Half International,
  Deere & Co. ..................        2,270        122,784        Inc.(1) ....................          660         17,642
  Donaldson Co., Inc. ..........          230          9,784      The Corporate Executive
  Dover Corp. ..................        1,070         44,523        Board Co. ..................          100          2,282
  Eaton Corp. ..................        1,070         68,074      The Dun & Bradstreet
  Flowserve Corp. ..............        2,140        202,294        Corp.(1) ...................          240         20,249
  Gardner Denver, Inc. .........          230          9,787                                                    ------------
  Graco, Inc. ..................          490         13,999                                                         104,576
  Harsco Corp. .................          310          9,991                                                    ------------
  IDEX Corp. ...................          320          9,968     ROAD & RAIL -- 1.2%
  Illinois Tool Works, Inc.(1) .        2,820        135,332      Burlington Northern
  John Bean Technologies                                            Santa Fe Corp. .............        7,540        743,595
    Corp .......................           12            204      Con-way, Inc. ................          240          8,378
  Joy Global, Inc. .............          500         25,795      CSX Corp. ....................       16,160        783,599
  Kennametal, Inc. .............          520         13,479      Hertz Global Holdings,
  Lincoln Electric                                                  Inc.*(1) ...................          650          7,748
    Holdings, Inc. .............          200         10,692      JB Hunt Transport
  Navistar International                                            Services, Inc. .............          330         10,649
    Corp.* .....................          330         12,755      Kansas City Southern
  Oshkosh Corp. ................        5,810        215,144        Industries, Inc.* ..........          300          9,987
  PACCAR, Inc.(1) ..............        1,730         62,747      Landstar System, Inc. ........          290         11,243
  Pall Corp. ...................        3,770        136,474      Norfolk Southern Corp. .......        2,300        120,566
  Parker Hannifin Corp. ........          850         45,798      Ryder Systems, Inc. ..........          240          9,881
  Pentair, Inc. ................          420         13,566      Union Pacific Corp.(1) .......        2,280        145,692
  Snap-On, Inc. ................          330         13,946                                                    ------------
  SPX Corp.(1) .................          230         12,581                                                       1,851,338
  Terex Corp.* .................          530         10,499                                                    ------------
  The Manitowoc Co., Inc. ......          710          7,079     TRADING COMPANIES & DISTRIBUTORS -- 0.1%
  The Stanley Works(1) .........          500         25,755      Fastenal Co.(1) ..............          530         22,069
  The Toro Co. .................          220          9,198      GATX Corp.(1) ................          290          8,338
  Timken Co. ...................          500         11,855      MSC Industrial Direct
  Trinity Industries, Inc.(1) ..        7,280        126,963        Co., Inc. - Class A ........          240         11,280
  Valmont Industries, Inc. .....           60          4,707      W.W. Grainger, Inc. ..........          310         30,017
  Wabtec Corp.(1) ..............           60          2,450      WESCO International,
                                                ------------        Inc.*(1) ...................          380         10,264
                                                   1,753,998                                                    ------------
                                                ------------                                                          81,968
 MARINE -- 0.0%                                                                                                 ------------
  Alexander & Baldwin,                                           TOTAL INDUSTRIALS ..........................     14,655,812
    Inc ........................          260          8,900                                                    ------------
  Kirby Corp.*(1) ..............          100          3,483    INFORMATION TECHNOLOGY -- 20.0%
                                                ------------     COMMUNICATIONS EQUIPMENT -- 4.1%
                                                      12,383      ADC Telecommunications,
                                                ------------        Inc.* ......................          280          1,739

                          The accompanying notes are an integral part of the financial statements.

                                                             64

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 COMMUNICATIONS EQUIPMENT -- (CONTINUED)                         ELECTRONIC EQUIPMENT, INSTRUMENTS &
  Brocade Communications                                          COMPONENTS -- (CONTINUED)
    Systems, Inc.* .............        2,140   $     16,328      Dolby Laboratories, Inc.* ....        1,850   $     88,300
  Ciena Corp.*(1) ..............          340          3,686      FLIR Systems, Inc.* ..........          540         17,669
  Cisco Systems, Inc.* .........       54,990      1,316,461      Ingram Micro, Inc. -
  CommScope, Inc.*(1) ..........          310          8,224        Class A* ...................          800         13,960
  EchoStar Corp. -                                                Itron, Inc.* .................          170         11,487
    Class A* ...................          270          5,438      Jabil Circuit, Inc. ..........       17,340        301,196
  F5 Networks, Inc.*(1) ........          210         11,126      Molex, Inc.(1) ...............          850         18,317
  Harris Corp. .................        6,670        317,159      National Instruments
  JDS Uniphase Corp.* ..........          300          2,475        Corp .......................          220          6,479
  Juniper Networks, Inc.*(1) ...       34,690        925,182      Tech Data Corp.* .............        4,300        200,638
  Motorola, Inc.* ..............        9,320         72,323      Trimble Navigation,
  QUALCOMM, Inc. ...............       46,690      2,159,879        Ltd.*(1) ...................          350          8,820
  Research in Motion,                                             Vishay Intertechnology,
    Ltd.*(1) ...................       18,900      1,276,506      Inc.* ........................          570          4,760
  Tellabs, Inc.* ...............        1,100          6,248                                                    ------------
                                                ------------                                                       1,328,105
                                                   6,122,774                                                    ------------
                                                ------------     INTERNET SOFTWARE & SERVICES -- 2.2%
 COMPUTERS & PERIPHERALS -- 6.6%                                  Akamai Technologies,
  Apple, Inc.*(1) ..............       13,920      2,935,171        Inc.* ......................          700         17,731
  Dell, Inc.* ..................       23,450        336,742      AOL, Inc.*(1) ................          631         14,690
  Diebold, Inc. ................          423         12,034      eBay, Inc.* ..................        4,910        115,581
  EMC Corp.* ...................       21,940        383,292      Equinix, Inc.*(1) ............           90          9,554
  Hewlett-Packard Co. ..........       70,440      3,628,364      Google, Inc. - Class A* ......        4,965      3,078,201
  International Business                                          IAC/InterActiveCorp.* ........          630         12,902
    Machines Corp. .............       17,670      2,313,003      Sohu.com, Inc.* ..............          100          5,728
  Lexmark International,                                          VeriSign, Inc.*(1) ...........          850         20,604
    Inc. - Class A*(1) .........          530         13,769      WebMD Health Corp.* ..........          133          5,119
  NCR Corp.* ...................        1,120         12,466      Yahoo!, Inc.* ................        4,630         77,691
  NetApp, Inc.* ................        1,300         44,707                                                    ------------
  QLogic Corp.* ................          590         11,133                                                       3,357,801
  SanDisk Corp.*(1) ............          850         24,642                                                    ------------
  Seagate Technology(1) ........        1,920         34,925     IT SERVICES -- 1.9%
  Teradata Corp.* ..............          520         16,344      Accenture PLC -
  Western Digital Corp.*(1) ....        6,030        266,225        Class A(1) .................           20            830
                                                ------------      Affiliated Computer
                                                  10,032,817        Services, Inc. -
                                                ------------        Class A* ...................          300         17,907
 ELECTRONIC EQUIPMENT, INSTRUMENTS &                              Alliance Data Systems
  COMPONENTS -- 0.9%                                                Corp.* .....................          290         18,731
  Agilent Technologies,                                           Amdocs, Ltd.* ................          770         21,968
    Inc.* ......................        1,410         43,809      Automatic Data
  Amphenol Corp. -                                                  Processing, Inc. ...........        2,980        127,604
    Class A(1) .................        4,700        217,046      Broadridge Financial
  Arrow Electronics, Inc.* .....          540         15,989        Solutions, Inc. ............          780         17,597
  Avnet, Inc.* .................        8,060        243,090      Cognizant Technology
  AVX Corp. ....................          200          2,534        Solutions Corp. -
  Corning, Inc. ................        6,940        134,011        Class A* ...................        1,340         60,702

                          The accompanying notes are an integral part of the financial statements.

                                                             65

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 IT SERVICES -- (CONTINUED)                                      SEMICONDUCTORS & SEMICONDUCTOR
  Computer Sciences                                               EQUIPMENT -- (CONTINUED)
    Corp.* .....................          820   $     47,175      Intel Corp. ..................       50,620   $  1,032,648
  Convergys Corp.*(1) ..........          880          9,460      International Rectifier
  DST Systems, Inc.* ...........          220          9,581        Corp.* .....................          410          9,069
  Fidelity National                                               Intersil Holding Corp. -
    Information Services,                                           Class A(1) .................          900         13,806
    Inc. .......................       10,487        245,815      KLA-Tencor Corp.(1) ..........          820         29,651
  Fiserv, Inc.*(1) .............          630         30,542      Lam Research Corp.* ..........          610         23,918
  Genpact, Ltd.* ...............          400          5,960      Linear Technology Corp. ......        1,220         37,259
  Global Payments, Inc. ........          220         11,849      LSI Logic Corp.* .............        1,620          9,736
  Hewitt Associates, Inc. -                                       Marvell Technology
    Class A* ...................          380         16,059        Group, Ltd.* ...............        1,860         38,595
  Lender Processing                                               Maxim Integrated
    Services, Inc. .............          320         13,011        Products, Inc.(1) ..........        1,840         37,352
  Mastercard, Inc. -                                              MEMC Electronic
    Class A(1) .................          980        250,860        Materials, Inc.*(1) ........          800         10,896
  NeuStar, Inc. - Class A* .....          300          6,912      Microchip Technology,
  Paychex, Inc.(1) .............        1,870         57,297        Inc.(1) ....................        1,140         33,128
  SAIC, Inc.*(1) ...............          500          9,470      Micron Technology,
  The Western Union Co. ........        9,690        182,657        Inc.*(1) ...................        2,120         22,387
  Total System Services,                                          National Semiconductor
    Inc ........................          820         14,161        Corp.(1) ...................        1,710         26,266
  Visa, Inc. - Class A(1) ......       19,630      1,716,840      Novellus Systems, Inc.*(1) ...          440         10,270
                                                ------------      NVIDIA Corp.* ................        1,830         34,184
                                                   2,892,988      ON Semiconductor
                                                ------------        Corp.* .....................        1,570         13,832
 OFFICE ELECTRONICS -- 0.2%                                       PMC-Sierra, Inc.* ............          550          4,763
  Xerox Corp.(1) ...............       38,640        326,894      Rambus, Inc.*(1) .............          200          4,880
  Zebra Technologies                                              Silicon Laboratories,
    Corp. - Class A* ...........          100          2,836        Inc.* ......................           80          3,867
                                                ------------      Teradyne, Inc.*(1) ...........          350          3,755
                                                     329,730      Texas Instruments, Inc.(1) ...        6,930        180,596
                                                ------------      Varian Semiconductor
 SEMICONDUCTORS & SEMICONDUCTOR                                     Equipment Associates,
  EQUIPMENT -- 1.3%                                                 Inc.* ......................          140          5,023
  Advanced Micro                                                  Xilinx, Inc.(1) ..............        1,300         32,578
    Devices, Inc.*(1) ..........        1,400         13,552                                                    ------------
  Altera Corp. .................        1,230         27,835                                                       1,904,210
  Analog Devices, Inc. .........        1,420         44,844                                                    ------------
  Applied Materials, Inc. ......        7,450        103,853     SOFTWARE -- 2.8%
  Atmel Corp.* .................        1,220          5,624      Activision Blizzard, Inc.* ...        1,770         19,665
    Broadcom Corp. -                                              Adobe Systems, Inc.* .........        2,230         82,019
    Class A* ...................        1,980         62,271      ANSYS, Inc.*(1) ..............          280         12,169
  Cree, Inc.* ..................          280         15,784      Autodesk, Inc.*(1) ...........          880         22,361
  Cypress Semiconductor                                           BMC Software, Inc.* ..........          650         26,065
    Corp.*(1) ..................          230          2,429      CA, Inc. .....................        1,930         43,348
  Fairchild Semiconductor                                         Cadence Design Systems,
    International, Inc.* .......          510          5,095        Inc.*(1) ...................        1,110          6,649
  Integrated Device                                               Citrix Systems, Inc.* ........          580         24,134
    Technology, Inc.* ..........          690          4,464

                          The accompanying notes are an integral part of the financial statements.

                                                             66
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

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 SOFTWARE -- (CONTINUED)                                         CHEMICALS -- (CONTINUED)
  Compuware Corp.* .............        1,080   $      7,808      PPG Industries, Inc. .........        1,000   $     58,540
  Electronic Arts, Inc.* .......        1,010         17,927      Praxair, Inc. ................        5,860        470,616
  FactSet Research Systems,                                       RPM International, Inc. ......          760         15,451
    Inc ........................          540         35,570      Sigma-Aldrich Corp.(1) .......          440         22,233
  Intuit, Inc.* ................        1,190         36,545      Terra Industries, Inc. .......          250          8,047
  McAfee, Inc.* ................          500         20,285      The Dow Chemical Co.(1) ......        5,700        157,491
  MICROS Systems, Inc.* ........          320          9,930      The Lubrizol Corp. ...........        3,180        231,981
  Microsoft Corp. ..............       59,200      1,805,008      The Mosaic Co. ...............          800         47,784
  Novell, Inc.* ................          700          2,905      The Scotts Miracle-Gro
  Nuance Communications,                                            Co. - Class A ..............          170          6,683
    Inc.*(1) ...................          550          8,547      The Valspar Corp. ............          420         11,399
  Oracle Corp. .................       60,680      1,489,087      Valhi, Inc. ..................          530          7,404
  Red Hat, Inc.*(1) ............        8,180        252,762                                                    ------------
  Rovi Corp.*(1) ...............          300          9,561                                                       2,876,849
  Salesforce.com, Inc.* ........          320         23,606                                                    ------------
  Sybase, Inc.*(1) .............          360         15,624     CONSTRUCTION MATERIALS -- 0.0%
  Symantec Corp.*(1) ...........       13,070        233,822      Eagle Materials, Inc. ........          160          4,168
  Synopsys, Inc.*(1) ...........          550         12,254      Martin Marietta Materials
  VMware, Inc.* ................          360         15,257        Corp.(1) ...................          190         16,988
                                                ------------      Vulcan Materials Co. .........          480         25,282
                                                   4,232,908                                                    ------------
                                                ------------                                                          46,438
 TOTAL INFORMATION TECHNOLOGY ...............     30,201,333                                                    ------------
                                                ------------     CONTAINERS & PACKAGING -- 0.5%
MATERIALS -- 3.3%                                                 AptarGroup, Inc.(1) ..........          180          6,433
 CHEMICALS -- 1.9%                                                Ball Corp.(1) ................          450         23,265
  Agrium, Inc. .................        7,110        437,265      Bemis Co., Inc. ..............        5,940        176,121
  Air Products &                                                  Crown Holdings, Inc.* ........        8,340        213,337
    Chemicals, Inc. ............          970         78,628      Greif, Inc. - Class A ........          270         14,575
  Airgas, Inc. .................          380         18,088      Owens-Illinois, Inc.* ........        5,930        194,919
  Albemarle Corp.(1) ...........          380         13,821      Packaging Corp. of
  Ashland, Inc. ................          370         14,659        America ....................          450         10,355
  Cabot Corp. ..................          360          9,443      Pactiv Corp.* ................          480         11,587
  Celanese Corp. -                                                Sealed Air Corp. .............          900         19,674
    Series A ...................        6,420        206,082      Sonoco Products Co. ..........          610         17,843
  CF Industries Holdings,                                         Temple-Inland, Inc.(1) .......        4,830        101,961
    Inc ........................          100          9,078                                                    ------------
  Cytec Industries, Inc. .......          180          6,556                                                         790,070
  E.I. DuPont de Nemours                                                                                        ------------
    & Co. ......................        5,970        201,010     METALS & MINING -- 0.6%
  Eastman Chemical Co. .........          430         25,903      AK Steel Holding Corp.(1) ....          470         10,035
  Ecolab, Inc. .................        1,030         45,917      Alcoa, Inc.(1) ...............        3,710         59,805
  FMC Corp. ....................          280         15,613      Allegheny Technologies,
  Huntsman Corp. ...............       16,710        188,656        Inc.(1) ....................          490         21,937
  International Flavors &                                         Carpenter Technology
    Fragrances, Inc.(1) ........          400         16,456        Corp.(1) ...................          620         16,709
  Intrepid Potash, Inc.*(1) ....          100          2,917      Cliffs Natural Resources,
  Monsanto Co. .................        6,480        529,740        Inc. .......................          550         25,349
  Nalco Holding Co. ............          760         19,388      Commercial Metals Co. ........          870         13,615

                          The accompanying notes are an integral part of the financial statements.

                                                             67
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

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 METALS & MINING -- (CONTINUED)                                  WIRELESS TELECOMMUNICATION SERVICES -- (CONTINUED)
  Compass Minerals                                                Crown Castle International
    International, Inc. ........          200   $     13,438        Corp.* .....................        1,240   $     48,410
  Freeport-McMoRan                                                Leap Wireless International,
    Copper & Gold, Inc.* .......        1,530        122,844        Inc.*(1) ...................          490          8,599
  Newmont Mining Corp. .........        1,670         79,008      MetroPCS Communications,
  Nucor Corp. ..................        2,220        103,563        Inc.*(1) ...................        1,280          9,766
  Reliance Steel &                                                NII Holdings, Inc.* ..........          440         14,775
    Aluminum Co. ...............          350         15,127      SBA Communications
  Royal Gold, Inc. .............          100          4,710        Corp. - Class A* ...........          360         12,298
  Schnitzer Steel Industries,                                     Sprint Nextel Corp.*(1) ......       19,750         72,285
    Inc. - Class A(1) ..........          140          6,678      Telephone & Data
  Southern Copper Corp. ........        1,440         47,390        Systems, Inc.(1) ...........          430         14,586
  Steel Dynamics, Inc. .........        1,130         20,024      U.S. Cellular Corp.* .........           90          3,817
  Titanium Metals Corp.*(1) ....          251          3,143                                                    ------------
  United States Steel                                                                                                243,301
    Corp.(1) ...................          820         45,198                                                    ------------
  Walter Industries, Inc.(1) ...        3,460        260,573     TOTAL TELECOMMUNICATION SERVICES............      3,618,385
                                                ------------                                                    ------------
                                                     869,146    UTILITIES -- 2.7%
                                                ------------     ELECTRIC UTILITIES -- 1.0%
 PAPER & FOREST PRODUCTS -- 0.3%                                  Allegheny Energy, Inc. .......          710         16,671
  International Paper Co. ......       12,700        340,106      American Electric Power
  MeadWestvaco Corp. ...........          950         27,198        Co., Inc. ..................        3,060        106,457
  Weyerhaeuser Co.(1) ..........          570         24,590      DPL, Inc. ....................          660         18,216
                                                ------------      Duke Energy Corp. ............        8,990        154,718
                                                     391,894      Edison International .........        1,690         58,778
                                                ------------      Entergy Corp. ................        1,130         92,479
 TOTAL MATERIALS ............................      4,974,397      Exelon Corp. .................        7,610        371,901
                                                ------------      FirstEnergy Corp.(1) .........        1,870         86,862
TELECOMMUNICATION SERVICES -- 2 4%                                FPL Group, Inc. ..............        2,100        110,922
 DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.2%                   Great Plains Energy, Inc. ....          720         13,961
  AT&T, Inc.(1) ................       76,740      2,151,022      Hawaiian Electric
  CenturyTel, Inc.(1) ..........        1,470         53,229        Industries, Inc. ...........          750         15,675
  Frontier Communications                                         ITC Holdings Corp.(1) ........          220         11,460
    Corp .......................        3,170         24,758      Northeast Utilities ..........          780         20,116
  Level 3 Communications,                                         NV Energy, Inc. ..............        1,380         17,084
    Inc.* ......................        4,020          6,150      Pepco Holdings, Inc. .........        1,780         29,993
  Qwest Communications                                            Pinnacle West Capital
    International, Inc.(1) .....       17,300         72,833        Corp. ......................          710         25,972
  TW Telecom, Inc.* ............          500          8,570      PPL Corp. ....................        2,160         69,790
  Verizon Communications,                                         Progress Energy, Inc. ........        2,030         83,250
    Inc ........................       30,690      1,016,760      Southern Co. .................        5,010        166,933
  Windstream Corp.(1) ..........        3,800         41,762      Westar Energy, Inc. ..........          560         12,163
                                                ------------                                                    ------------
                                                   3,375,084                                                       1,483,401
                                                ------------                                                    ------------
 WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
  American Tower Corp. -
    Class A* ...................        1,360         58,765

                          The accompanying notes are an integral part of the financial statements.

                                                             68

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                          VALUE
                                     SHARES        (NOTE 2)                                          SHARES       (NOTE 2)
                                  -----------   --------------                                    -----------   ------------
 GAS UTILITIES -- 0.3%                                           MULTI-UTILITIES -- (CONTINUED)
  AGL Resources, Inc. ..........          420   $       15,317    OGE Energy Corp. .............          620   $     22,872
  Atmos Energy Corp. ...........          410           12,054    PG&E Corp.(1) ................        2,190         97,784
  Energen Corp. ................        3,530          165,204    Public Service Enterprise
  EQT Corp. ....................          450           19,764      Group, Inc. ................       11,130        370,072
  National Fuel Gas Co. ........          310           15,500    SCANA Corp. ..................          730         27,506
  ONEOK, Inc. ..................          610           27,188    Sempra Energy ................        1,290         72,214
  Questar Corp. ................          690           28,683    TECO Energy, Inc. ............        1,230         19,951
  UGI Corp. ....................        6,690          161,831    Vectren Corp. ................          480         11,846
                                                --------------    Wisconsin Energy Corp. .......          550         27,407
                                                       445,541    Xcel Energy, Inc.(1) .........        2,860         60,689
                                                --------------                                                  ------------
 INDEPENDENT POWER PRODUCERS &                                                                                     1,421,603
  ENERGY TRADERS -- 0.4%                                                                                        ------------
  AES Corp.* ...................        2,610           34,739   WATER UTILITIES -- 0.0%
  Calpine Corp.* ...............        1,000           11,000    American Water Works
  Constellation Energy                                              Co., Inc. ..................          550         12,326
    Group, Inc. ................        7,880          277,139    Aqua America, Inc.(1) ........          300          5,253
  Dynegy, Inc. -                                                                                                ------------
    Class A*(1) ................        4,730            8,561                                                        17,579
  Mirant Corp.* ................       10,810          165,069                                                  ------------
  NRG Energy, Inc.* ............        5,660          133,633   TOTAL UTILITIES ............................      4,012,002
  Ormat Technologies,                                                                                           ------------
    Inc.(1) ....................          100            3,784   TOTAL COMMON STOCK
  RRI Energy, Inc.* ............        1,740            9,953      (Cost $116,039,963) .....................    146,193,328
                                                --------------                                                  ------------
                                                       643,878  RIGHTS -- 0.0%
                                                --------------    Fresenius Kabi
 MULTI-UTILITIES -- 1.0%                                            Pharmaceuticals
  Alliant Energy Corp. .........          600           18,156      Holding, Inc.* (Cost $0) ...          132             39
  Ameren Corp. .................        1,570           43,882                                                  ------------
  CenterPoint Energy, Inc. .....       17,500          253,925  EXCHANGE-TRADED FUNDS -- 2.3%
  CMS Energy Corp.(1) ..........        1,410           22,081    iShares Russell 1000
  Consolidated Edison,                                              Index Fund .................        3,300        202,323
    Inc.(1) ....................        1,870           84,954    iShares S&P 100
  Dominion Resources,                                               Index Fund .................       63,000      3,241,350
    Inc ........................        3,710          144,393                                                  ------------
  DTE Energy Co.(1) ............        1,080           47,077   TOTAL EXCHANGE-TRADED FUNDS
  Integrys Energy Group,                                           (Cost $3,254,809) ........................      3,443,673
    Inc ........................          520           21,835                                                  ------------
  MDU Resources Group,
    Inc ........................          880           20,768
  NiSource, Inc. ...............        2,040           31,375
  NSTAR ........................          620           22,816

                          The accompanying notes are an integral part of the financial statements.

                                                             69
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

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER LARGE-CAP FUND
----------------------------
  INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                          VALUE
                                     SHARES        (NOTE 2)                                                       (NOTE 2)
                                  -----------   --------------                                                  ------------
SHORT TERM INVESTMENTS -- 0.7%                                    TOTAL SHORT-TERM
  BlackRock Liquidity Funds                                         INVESTMENTS HELD
    TempFund Portfolio -                                            AS COLLATERAL FOR
    Institutional Series                                            LOANED SECURITIES
    (Cost $1,111,306) ..........    1,111,306   $    1,111,306      (Cost $25,107,922)(3) ...................   $ 25,107,922
                                                --------------                                                  ------------
SHORT-TERM INVESTMENTS HELD                                       TOTAL INVESTMENTS -- 116.7%
  AS COLLATERAL FOR LOANED                                          (Cost $145,514,000)+,(2) ................    175,856,268
  SECURITIES -- 16.7%                                            LIABILITIES IN EXCESS OF
  BlackRock Liquidity Funds                                        OTHER ASSETS -- (16.7)% ..................    (25,198,693)
    TempFund                                                                                                    ------------
    Portfolio ..................   13,379,396       13,379,396   NET ASSETS -- 100.0% .......................   $150,657,575
  Institutional Money                                                                                           ============
    Market Trust ...............   11,728,526       11,728,526
                                                --------------

-----------

*   Non-income producing security.
+   The cost for Federal income tax purposes is $149,171,284. At December 31, 2009, net unrealized appreciation was
    $26,684,984. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $27,719,592 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,034,608.
(1) Security partially or fully on loan.
(2) At December 31, 2009, the market value of securities on loan for the Multi-Manager Large-Cap Fund was $24,023,809.
(3) See Note 6 in the Notes to Financial Statements.

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Note 2 in the Notes to Financial Statements):

                                                                        LEVEL 2 -      LEVEL 3 -
                                          TOTAL           LEVEL 1 -    SIGNIFICANT   SIGNIFICANT
                                         VALUE AT          QUOTED       OBSERVABLE   UNOBSERVABLE
                                    DECEMBER 31, 2009      PRICES         INPUTS        INPUTS
                                    -----------------   ------------   -----------   ------------
INVESTMENTS IN SECURITIES:
  Common Stocks                        $146,193,328     $146,193,328       $ --          $ --
  Exchange-Traded Funds                   3,443,673        3,443,673         --            --
  Rights                                         39               39         --            --
  Short-Term Investments                 26,219,228       26,219,228         --            --
                                       ------------     ------------       ----          ----
Total                                  $175,856,268     $175,856,268       $ --          $ --
                                       ============     ============       ====          ====

                          The accompanying notes are an integral part of the financial statements.

                                                             70

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
----------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)
============================================================================================================================

                                                    VALUE                                                          VALUE
                                     SHARES        (NOTE 2)                                          SHARES       (NOTE 2)
                                  -----------   --------------                                    -----------   ------------
COMMON STOCK -- 82.5%                                           AUSTRALIA -- (CONTINUED)
 ARGENTINA -- 0.2%                                                Commonwealth Bank of
  Banco Macro SA -                                                  Australia ..................       16,588   $    809,856
    ADR ........................        5,300   $      157,728    Computershare, Ltd. ..........        4,043         41,366
  BBVA Banco Frances                                              Crown, Ltd. ..................       10,428         74,615
    SA - ADR ...................        5,120           32,205    CSG, Ltd. ....................       14,390         27,081
  Cresud SA - ADR(1) ...........       14,426          207,446    CSL, Ltd. ....................        1,642         47,748
  Grupo Financiero                                                CSR, Ltd. ....................        2,856          4,599
    Galicia SA - ADR* ..........        8,000           46,080    Data#3, Ltd. .................        1,481         11,375
  IRSA Inversiones y                                              Dexus Property Group .........       42,106         31,945
    Representaciones SA -                                         Downer EDI, Ltd. .............        5,013         41,749
    GDR ........................        3,700           35,150    Energy Resources of
  MercadoLibre, Inc.* ..........        3,800          197,106      Australia, Ltd. ............        1,539         32,843
  Petrobras Energia SA -                                          Fairfax Media, Ltd. ..........       93,073        144,664
    ADR ........................        5,618           87,809    Fortescue Metals Group,
  Telecom Argentina SA -                                            Ltd.* ......................        7,230         28,598
    ADR* .......................       10,150          170,723    Foster's Group, Ltd. .........       10,490         51,602
  Transportadora de Gas                                           General Property Trust .......       72,743         39,089
    del Sur SA - ADR ...........       16,900           49,348    Goodman Group ................       44,527         25,191
                                                --------------    Incitec Pivot, Ltd. ..........       44,940        142,150
  TOTAL ARGENTINA ...........................          983,595    Insurance Australia
                                                --------------      Group, Ltd. ................       72,077        258,877
AUSTRALIA -- 3.6%                                                 Leighton Holdings, Ltd. ......        1,485         50,339
  Aditya Birla Minerals,                                          Lend Lease Corp., Ltd. .......       11,256        103,905
    Ltd.* ......................       44,123           48,335    Macmahon Holdings,
  AGL Energy, Ltd. .............       10,531          132,366      Ltd ........................       31,199         17,110
  Alumina, Ltd.* ...............       57,755           94,418    Macquarie Airports ...........       45,285        122,571
  Alumina, Ltd. - ADR* .........        4,000           26,200    Macquarie Group, Ltd. ........       12,138        520,066
  AMP, Ltd. ....................       18,293          110,496    Macquarie Infrastructure
  Asciano Group* ...............       17,542           28,399      Group ......................      104,209        124,116
  ASX Ltd. .....................        6,909          215,399    Mirvac Group .................       21,924         30,589
  Australia & New Zealand                                         National Australia Bank,
    Banking Group, Ltd. ........       45,151          920,105      Ltd ........................       22,597        551,458
  Australian Pharmaceutical                                       Newcrest Mining, Ltd. ........        3,562        112,825
    Industries, Ltd. ...........       49,772           30,835    Octaviar, Ltd.* ..............       28,635             --
  AXA Asia Pacific                                                OneSteel, Ltd. ...............       40,528        121,729
    Holdings, Ltd. .............        9,173           53,634    Orica, Ltd. ..................        1,744         40,548
  Bank of Queensland, Ltd. .....        5,738           59,072    Origin Energy, Ltd. ..........       15,857        238,572
  Bendigo and Adelaide                                            OZ Minerals Ltd.* ............       60,759         64,762
    Bank, Ltd. .................       23,623          207,361    Pan Pacific Petroleum
  BHP Billiton, Ltd. ...........       92,221        3,528,986      NL* ........................       77,799         27,664
  BlueScope Steel, Ltd. ........       73,740          203,181    Qantas Airways, Ltd. .........       40,736        108,688
  Boral, Ltd. ..................       15,129           80,302    QBE Insurance Group,
  Brambles Ltd. ................       11,550           70,050      Ltd ........................       19,229        438,811
  Brickworks, Ltd. .............        4,993           55,843    Rio Tinto, Ltd. ..............       16,822      1,122,946
  Caltex Australia, Ltd.* ......       16,283          135,449    Santos, Ltd. .................       55,153        694,628
  CFS Retail Property                                             Sigma Pharmaceuticals,
    Trust ......................       21,778           37,083      Ltd ........................      263,005        233,233
  Coca-Cola Amatil, Ltd. .......        1,213           12,507
  Cochlear, Ltd. ...............          614           37,917

                          The accompanying notes are an integral part of the financial statements.

                                                             71

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                          VALUE
                                     SHARES        (NOTE 2)                                          SHARES       (NOTE 2)
                                  -----------   --------------                                    -----------   ------------
AUSTRALIA -- (CONTINUED)                                        BELGIUM -- (CONTINUED)
  Sims Metal Management,                                          Compagnie Immobiliere
    Ltd ........................        5,364   $      105,100      de Belgique SA* ............          379   $     13,395
  Sonic Healthcare, Ltd. .......        9,376          129,131    Delhaize Group ...............          588         44,982
  Stockland Corp., Ltd. ........       24,171           85,159    Delhaize Group - ADR .........        2,400        184,128
  Suncorp-Metway, Ltd. .........       90,213          698,420    Dexia* .......................        1,519          9,562
  Tabcorp Holdings, Ltd. .......        7,404           45,937    Fortis* ......................       30,070        111,309
  Tatts Group, Ltd. ............        6,772           14,774    Groupe Bruxelles
  Telstra Corp., Ltd. ..........       35,877          110,299      Lambert SA .................          383         36,165
  Thorn Group, Ltd. ............       17,840           18,834    Intervest Offices ............          249          7,838
  Toll Holdings, Ltd. ..........       31,268          244,171    KBC Groupe* ..................        3,493        150,077
  UXC, Ltd. ....................       88,256           61,997    Nationale A Portefeuille .....          305         16,230
  Washington H Soul                                               Punch International NV* ......          266          1,087
    Pattinson And Co., Ltd. ....        5,543           67,535    Recticel SA ..................          665          4,760
  Wesfarmers, Ltd. .............       40,009        1,118,444    Retail Estates ...............          249         15,005
  Wesfarmers, Ltd. - PPS .......        1,611           44,982    Solvay SA ....................        4,712        507,460
  Westfield Group ..............       19,382          216,921    UCB SA .......................        3,912        163,285
  Westpac BankingCorp.,                                           Umicore ......................        4,251        141,808
    Ltd ........................       21,001          474,385    Zetes Industries SA ..........          488         11,415
  Woodside Petroleum,                                                                                           ------------
    Ltd ........................        5,397          227,602   TOTAL BELGIUM ..............................      1,762,940
  Woolworths, Ltd. .............       16,794          421,206                                                  ------------
  WorleyParsons, Ltd. ..........        7,845          203,699  BERMUDA -- 0.0%
                                                --------------    Credicorp, Ltd. ..............        1,300        100,126
 TOTAL AUSTRALIA ............................       16,914,442    Seadrill, Ltd. ...............          967         24,603
                                                --------------                                                  ------------
AUSTRIA -- 0.3%                                                  TOTAL BERMUDA ..............................        124,729
  Andritz AG ...................           43            2,479                                                  ------------
  Erste Bank der                                                BOTSWANA -- 0.1%
    oesterreichischen                                             Barclays Bank of
    Sparkassen AG ..............        8,707          323,543      Botswana, Ltd.(1) ..........      134,600        134,255
  Oesterreichische                                                Botswana Insurance
  Elektrizitaetswirtschafts                                         Holdings, Ltd.(1) ..........       60,900        100,030
    AG - Class A ...............          543           23,024    First National Bank of
  OMV AG .......................       19,539          857,296      Botswana(1) ................      274,700        102,705
  Raiffeisen International                                        Letshego Holdings,
    Bank-Holding AG ............          281           15,698      Ltd.(1) ....................       19,400         44,782
  Strabag SE ...................          781           23,005    Sechaba Breweries,
  Telekom Austria AG ...........        2,904           41,454      Ltd.(1) ....................      109,703        211,593
  Voestalpine AG ...............        3,411          124,616    Standard Chartered Bank
                                                --------------      of Botswana, Ltd. ..........       41,700        100,147
 TOTAL AUSTRIA ..............................        1,411,115                                                  ------------
                                                --------------   TOTAL BOTSWANA .............................        693,512
BELGIUM -- 0.4%                                                                                                 ------------
  Agfa Gevaert NV* .............       17,702          114,109  BRAZIL -- 1.8%
  Anheuser-Busch InBev                                            All America Latina
    NV .........................        1,566           81,067      Logistica SA ...............        5,494         51,437
  Barco NV* ....................        1,959           79,665    B2W Companhia Global
  Belgacom SA ..................        1,917           69,593      do Varejo ..................        1,500         41,183
                                                                  Banco do Brazil SA ...........       28,139        480,028

                          The accompanying notes are an integral part of the financial statements.

                                                             72

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                          VALUE
                                     SHARES        (NOTE 2)                                          SHARES       (NOTE 2)
                                  -----------   --------------                                    -----------   ------------
BRAZIL -- (CONTINUED)                                           BRAZIL -- (CONTINUED)
  Banco Santander Brasil SA ....        1,791   $       24,586    Natura Cosmeticos SA .........        4,800   $    100,108
  BM&F BOVESPA SA ..............       18,707          131,626    Petroleo Brasileiro SA -
  Brasil Telecom SA* ...........        1,462           23,101      ADR ........................       49,915      2,379,947
  BRF Brasil Food SA ...........        6,208          161,779    Redecard SA ..................        6,500        108,271
  Centrais Eletricas                                              Rossi Residencial SA .........       38,383        337,312
    Brasileiras SA -                                              Souza Cruz SA ................        1,100         36,494
    ELETROBRAS .................        4,659           97,248    Tele Norte Leste
  Cia Brasileira de                                                 Participacoes SA ...........        4,100        105,267
    Distribuicao Grupo                                            Telecomunicacoes de Sao
  Pao de Acucar - ADR ..........        3,145          236,252      Paulo SA ...................        1,000         21,804
  Cia Brasileira Pfd                                              Tim Participacoes SA* ........        5,300         21,766
    Receipt ....................          133            4,904    Totvs SA .....................        3,300        223,665
  Cia de Bebidas das                                              Tractebel Energia SA .........        2,700         33,389
    Americas ...................        1,203          101,920    Usinas Siderurgicas de
  Cia de Concessoes                                                 Minas Gerais SA ............        1,125         32,367
    Rodoviarias ................        2,100           48,115    Vale SA - ADR ................       10,238        297,209
  Cia Energetica de Minas                                         Vivo Participacoes SA -
    Gerais .....................        1,785           25,017      ADR ........................       10,413        322,803
  Cia Siderurgica Nacional SA ..       16,053          513,905    Weg SA .......................        8,800         93,004
  Companhia de Bebidas                                                                                          ------------
    das Americas - ADR .........        4,973          502,721   TOTAL BRAZIL ..................                   8,360,902
  Cosan SA Industria e                                                                                          ------------
    Comercio* ..................        4,200           61,758   BULGARIA -- 0.1%
  CPFL Energia SA ..............        1,500           30,422    Bulgarian American
  Cyrela Brazil Realty SA ......       26,529          373,326      Credit Bank JSCO*(1) .......        2,600         32,358
  Duratex SA ...................       26,600          247,513    Central Cooperative
  EDP Energias do Brasil SA ....        1,500           28,906      Bank AD* ...................       20,482         19,283
  Empresa Brasileira de                                           Chimimport AD* ...............       10,600         20,770
    Aeronautica SA .............       15,200           83,028    Doverie Holding AD*(1) .......       11,040         29,892
  Fibria Celulose SA* ..........       15,342          349,603    Olovno Tzinkov
  Gafisa SA ....................        3,400           55,150      Komplex AD*(1) .............          900          9,500
  Global Village Telecom                                          Petrol AD*(1) ................       37,250        191,441
    Holding SA* ................        2,500           80,399    Sopharma AD* .................       14,000         40,541
  JBS SA .......................        1,292            6,906                                                  ------------
  LLX Logistica SA* ............        2,000           11,614   TOTAL BULGARIA ................                     343,785
  Localiza Rent A Car SA .......        2,700           29,962                                                  ------------
  Lojas Renner SA ..............       12,900          291,195   CANADA -- 2.7%
  Lupatech SA* .................        1,200           18,713    Agnico-Eagle Mines,
  Marfrig Frigorificose e                                           Ltd ........................          319         17,361
  Comercio de Alimentos                                           Agrium, Inc. .................        2,002        124,282
    SA .........................        6,150           67,540    Alimentation Couche
  MMX Mineracao E                                                   Tard, Inc. - Series B ......        3,400         67,685
    Metalicos SA* ..............        2,000           14,187    Ballard Power Systems,
  MRV Engenharia e                                                  Inc.* ......................        5,900         11,226
    Participacoes SA ...........        6,600           53,452    Bank of Montreal .............       13,830        737,308
                                                                  Bank of Nova Scotia ..........       11,090        519,338
                                                                  Barrick Gold Corp. ...........        3,072        121,781
                                                                  BCE, Inc. ....................        8,888        246,015
                                                                  Biovail Corp. ................        1,061         14,812

                          The accompanying notes are an integral part of the financial statements.

                                                             73

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                          VALUE
                                     SHARES        (NOTE 2)                                          SHARES       (NOTE 2)
                                  -----------   --------------                                    -----------   ------------
CANADA -- (CONTINUED)                                           CANADA -- (CONTINUED)
  Bombardier, Inc. -                                              Intact Financial Corp. .......        2,369   $     84,150
    Class B ....................       20,674   $       94,885    Ivanhoe Mines, Ltd.* .........        1,952         28,948
  Brookfield Asset                                                Kinross Gold Corp. ...........        1,932         35,782
  Management, Inc. -                                              Loblaw Cos., Ltd. ............        2,900         93,945
    Class A ....................        2,009           44,560    Lundin Mining Corp.* .........        7,500         30,836
  Brookfield Properties                                           Magna International,
    Corp .......................        2,956           35,827      Inc. - Class A .............        2,300        116,886
  CAE, Inc. ....................        2,102           17,299    Manulife Financial Corp. .....       57,019      1,052,565
  Calian Technologies, Ltd. ....        1,000           16,589    Metro, Inc. - Class A ........          900         33,751
  Cameco Corp. .................          581           18,691    National Bank of Canada ......        2,314        133,284
  Canadian Imperial                                               Nexen, Inc. ..................        1,385         33,398
    Bank of Commerce ...........        5,287          342,345    Niko Resources, Ltd. .........          400         37,634
  Canadian National                                               Onex Corp. ...................        2,822         63,679
    Railway Co. ................          733           39,846    Penn West Energy Trust .......        4,561         80,274
  Canadian Natural                                                Potash Corp. of
    Resources, Ltd. ............          618           44,465      Saskatchewan, Inc. .........        1,440        157,500
  Canadian Oil Sands Trust .....          685           19,590    Power Corp. of Canada ........        1,900         53,066
  Canadian Pacific                                                Power Financial Corp. ........        1,400         41,604
    Railway, Ltd. ..............        6,317          342,745    Provident Energy Trust .......        5,826         39,151
  Canadian Tire Corp., Ltd. ....                                  Research in Motion,
    Class A ....................        2,300          126,452      Ltd.* ......................          892         60,246
  Canadian Utilities, Ltd. -                                      Rona, Inc.* ..................        3,800         56,136
    Class A ....................          900           37,649    Royal Bank of Canada .........       14,647        785,647
  Cenovus Energy, Inc. .........        1,852           46,926    Saputo, Inc. .................        1,400         41,163
  CGI Group, Inc. -                                               Silver Wheaton Corp.* ........        4,402         66,315
    Class A* ...................       33,300          453,231    Sino-Forest Corp.* ...........        7,319        135,624
  CI Financial Corp. ...........        1,700           35,760    Sun Life Financial, Inc. .....       17,876        516,065
  Crescent Point Energy                                           Suncor Energy, Inc. ..........        6,508        231,434
    Corp .......................        1,000           37,590    Talisman Energy, Inc. ........       25,870        486,520
  Empire Co., Ltd. -                                              Teck Resources, Ltd. -
    Class A ....................        1,400           63,852      Class B* ...................       15,314        538,482
  Enbridge, Inc. ...............        1,312           60,641    TELUS Corp. ..................        1,100         34,265
  EnCana Corp. .................        1,852           60,402    The Data Group Income
  Enerplus Resources Fund ......          610           14,006      Fund .......................        2,300         13,019
  Fairfax Financial                                               The Toronto-Dominion
    Holdings, Ltd. .............          785          307,358      Bank .......................       18,409      1,161,025
  Finning International,                                          Thomson Reuters Corp. ........       10,275        333,543
    Inc ........................          535            8,533    TMX Group, Inc. ..............        1,000         31,678
  George Weston, Ltd. ..........        1,614          103,274    Toronto-Dominion Bank ........        7,213        452,399
  Goldcorp, Inc. ...............        5,438          215,003    TransAlta Corp. ..............          784         17,460
  Great-West Lifeco, Inc. ......        1,600           41,123    TransCanada Corp. ............       23,085        797,322
  Groupe Aeroplan, Inc. ........        3,454           35,965    TVA Group, Inc. -
  IAMGOLD Corp. ................        1,879           29,388      B Shares ...................        1,100         14,041
  IGM Financial, Inc. ..........        1,129           45,782    Viterra, Inc.* ...............        4,304         40,068
  Industrial Alliance                                             Yamana Gold, Inc. ............       20,300        232,554
    Insurance and Financial
    Services, Inc. .............        1,124           34,606

                          The accompanying notes are an integral part of the financial statements.

                                                             74

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
  CANADA -- (CONTINUED)                                           CHILE -- (CONTINUED)
    Yellow Pages Income Fund ...        4,902   $     25,217        Parque Arauco SA ...........       95,300   $    108,925
                                                ------------        Quinenco SA ................       15,702         33,264
    TOTAL CANADA ............................     12,820,867        Ripley Corp. SA ............       46,300         38,951
                                                ------------        S.A.C.I. Falabella .........       53,188        313,919
  CAYMAN ISLANDS -- 0.0%                                            Sigdo Koppers SA ...........       60,400         55,228
    Tingyi Cayman Islands                                           Sociedad de Inversiones
      Holding Corp. ............       30,000         74,235          Pampa Calichera SA -
                                                ------------          Class A ..................       60,000        104,050
    TOTAL CAYMAN ISLANDS ....................         74,235        Sociedad Matriz Banco de
                                                ------------          Chile - Class B ..........      516,983         68,248
  CHILE -- 0.8%                                                       Sonda SA .................       22,877         35,615
    Administradora de                                               Vina Concha y Toro SA -
      Fondos de Pensiones                                             ADR ......................        1,100         45,771
      Provida SA ...............       31,000         93,345                                                    ------------
    AES Gener SA ...............      130,000         58,666       TOTAL CHILE ..............................      3,600,742
    Almendral SA ...............      371,854         38,471                                                    ------------
    Antarchile SA ..............        6,794        124,513      CHINA -- 2.2%
    Banco de Chile .............    1,606,165        143,920        Air China, Ltd. -
    Banco de Credito e                                                Class H* .................      264,000        204,663
      Inversiones ..............        2,387         79,727        Alibaba.com, Ltd. ..........       19,000         43,803
    Banco Santander Chile ......      876,218         52,924        Angang Steel Co., Ltd. -
    Banco Santander Chile -                                           Class H ..................      114,000        248,590
      ADR ......................        1,360         88,101        Anhui Conch Cement
    CAP SA .....................        3,900        114,898          Co., Ltd. - Class H ......        6,804         43,477
    Centros Comerciales                                             Baidu, Inc.- ADR* ..........          300        123,369
      Sudamericanos SA .........       49,700        168,164        Bank of China, Ltd. -
    Cia Cervecerias Unidas                                            Class H ..................    1,725,338        927,184
      SA - ADR .................        1,000         39,020        Bank of Communications
    Cia General de                                                    Co., Ltd. - Class H ......      313,000        359,993
      Electricidad .............       17,400        117,612        China Citic Bank -
    Cia Sudamericana de                                               Class H ..................      188,000        159,136
      Vapores SA* ..............       80,899         59,066        China Coal Energy Co. -
    Colbun SA ..................      349,247         89,127          Class H ..................       90,300        163,856
    Empresa Nacional de                                             China Communications
      Electricidad SA ..........      101,276        225,070        Construction Co.,
    Empresa Nacional de                                               Ltd. - Class H ...........       67,000         63,661
      Telecomunicaciones SA ....        3,369         48,784        China Construction Bank
    Empresas CMPC SA ...........        5,225        207,991          Corp. - Class H ..........    1,689,280      1,442,895
    Empresas Copec SA ..........       21,946        328,249        China Dongxiang Group
    Enersis SA .................      294,355        134,286          Co. ......................       29,000         22,376
    Enersis SA - ADR ...........       10,597        242,247        China Eastern Airlines
    Enersur SA .................       12,100         50,762          Corp, Ltd. - Class H* ....       74,000         26,269
    Grupo Security SA ..........      131,265         38,051        China Huiyuan Juice
    La Polar SA ................       13,300         75,821          Group, Ltd. - Class H ....       29,000         20,564
    Lan Airlines SA ............        8,726        148,915        China International
    Madeco SA - ADR ............        1,718         10,566          Marine Containers
    Masisa SA ..................      125,000         18,475          Co., Ltd. - Class B ......       39,000         48,900

                          The accompanying notes are an integral part of the financial statements.

                                                             75

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
  CHINA -- (CONTINUED)                                            CHINA -- (CONTINUED)
    China Medical Technologies,                                     Industrial & Commerical Bank
      Inc. - ADR ...............       1,000    $     14,050          of China - Class H .......    1,836,660   $  1,512,610
    China Merchants Bank Co.,                                       Inner Mongolia Yitai Coal
      Ltd. - Class H ...........       29,250         76,106          Co. - Class B ............        7,000         60,543
    China Molybdenum Co., Ltd. .      162,000        129,059        KWG Property Holding,
    China National Building                                           Ltd. .....................      279,500        213,235
      Material Co., Ltd. .......       12,000         24,655        Maanshan Iron & Steel -
    China Oilfield Services,                                          Class H* .................       46,000         33,327
      Ltd. - Class H ...........       30,000         35,582        Mindray Medical
    China Pacific Insurance                                           International Ltd. -
      Group Co., Ltd.* .........        5,600         22,318          ADR ......................          261          8,853
    China Railway Construction                                      Netease.com - ADR* .........        2,000         75,220
      Corp., Ltd. - Class H ....       26,900         34,278        Parkson Retail Group,
    China Railway Group, Ltd. -                                       Ltd. .....................       44,500         78,307
      Class H* .................       44,000         33,984        Perfect World Co., Ltd. -
    China Shenhua Energy Co.,                                         ADR* .....................        4,513        177,993
      Ltd. - Class H ...........      144,500        701,449        PICC Property & Casualty
    China Shipping Development                                        Co., Ltd. - Class H* .....       54,000         48,322
      Co., Ltd. - Class H ......       26,000         38,668        Ping An Insurance Group Co.
    China Sky Chemical Fibre                                          of China, Ltd. -
      Co., Ltd.* ...............      112,000         14,932          Class H ..................       17,536        152,479
    China Southern Airlines Co.,                                    Semiconductor Manufacturing
      Ltd. - Class H* ..........       81,000         25,059          International Corp.* .....      386,000         24,827
    China Telecom Corp., Ltd. -                                     Shandong Weigao Group
      Class H ..................      333,104        137,744          Medical Polymer Co., Ltd.
    China Yurun Food Group,                                           - Class H ................       30,000         99,982
      Ltd. .....................       38,000        112,725        Shanghai Electric Group Co.,
    Ctrip.com International,                                          Ltd. - Class H ...........       90,000         41,382
      Ltd. - ADR* ..............        1,400        100,604        Shanghai Lujiazui Finance &
    Datang International Power                                        Trade Zone Development
      Generation Co., Ltd. -                                          Co., Ltd. - Class B ......       24,600         47,453
      Class H ..................       48,000         20,519        Shanghai Zhenhua Heavy
    Dazhong Transportation Group                                      Industry Co., Ltd. -
      Co., Ltd. - Class B ......       75,600         61,765          Class B ..................       62,400         52,623
    Dongfang Electric Corp.,                                        Shimao Property Holdings,
      Ltd. .....................        2,400         12,797          Ltd. .....................      116,500        218,423
    Focus Media Holding, Ltd. -                                     Sina Corp./China* ..........        1,000         45,180
      ADR* .....................        3,300         52,305        Sino-Ocean Land Holdings,
    Golden Eagle Retail Group,                                        Ltd. .....................       55,500         50,959
      Ltd. .....................       47,000         95,335        Sinopec Shanghai
    Harbin Power Equipment Co.,                                       Petrochemical Co., Ltd. -
      Ltd. - Class H ...........       24,000         21,235          Class H* .................       54,000         21,210
                                                                    Sinopharm Group Co.* .......        4,800         17,056

                          The accompanying notes are an integral part of the financial statements.

                                                             76

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
  CHINA -- (CONTINUED)                                            CROATIA -- (CONTINUED)
    Suntech Power Holdings Co.,                                     Ericsson Nikola Tesla ......          200   $     52,010
      Ltd. - ADR* ..............        1,900   $     31,597        Hrvatske Telekomunikacije
    Tencent Holdings, Ltd. .....        8,600        185,999          DD .......................        2,950        158,334
    Tsingtao Brewery Co.,                                           Institut IGH ...............           20         10,004
      Ltd. .....................        6,000         33,189        Koncar-Elektroindustrija
    Want Want China Holdings,                                         DD* ......................          920         76,324
      Ltd. .....................      216,709        151,336        Podravka DD* ...............        1,000         57,966
    Weichai Power Co., Ltd. ....       20,000        160,404        Privredna Banka Zagreb
    Yangzijiang Shipbuilding                                          DD*(1) ...................          830         90,851
      Holdings, Ltd. ...........       82,000         70,038        Tankerska Plovidba DD ......           40         11,562
    Yantai Changyu Pioneer Wine                                     VIRO Tvornica Secera* ......          370         25,731
      Co. - Class B ............        7,000         62,025                                                    ------------
    Yanzhou Coal Mining Co.,                                       TOTAL CROATIA ............................        635,083
      Ltd. - Class H ...........      175,999        384,933                                                    ------------
    Zhejiang Expressway Co.,                                      CYPRUS -- 0.0%
      Ltd. - Class H ...........      182,000        167,698        Bank of Cyprus, Public Co.,
    Zijin Mining Group Co., Ltd.                                      Ltd. .....................        2,276         15,936
      - Class H ................      206,000        195,264                                                    ------------
    ZTE Corp. - Class H ........        2,600         15,985       TOTAL CYPRUS .............................         15,936
                                                ------------                                                    ------------
   TOTAL CHINA ..............................     10,102,357      CZECH REPUBLIC -- 0.4%
                                                ------------        CEZ AS .....................       12,500        586,916
  COLOMBIA -- 0.2%                                                  Komercni Banka AS ..........        4,112        881,111
    Almacenes Exito SA .........        6,954         66,229        Pegas Nonwovens SA .........        4,000         97,283
    Banco de Bogota SA .........        3,110         51,340        Philip Morris CR AS ........          170         81,862
    BanColumbia SA - ADR .......        2,800        127,428        Telefonica 02 Czech Republic
    Cementos Argos SA ..........        7,800         41,143          AS .......................        6,222        141,962
    Ecopetrol SA ...............       79,500         96,487        Unipetrol AS* ..............       12,200         92,727
    Empresa de                                                                                                  ------------
      Telecomunicaciones de                                        TOTAL CZECH REPUBLIC .....................      1,881,861
      Bogota ...................      116,000         65,436                                                    ------------
    Grupo Aval Acciones Y                                         DENMARK -- 0.5%
      Valores ..................      158,000         59,419        A P Moller - Maersk A/S -
    Grupo de Inversiones                                              Class B ..................           59        414,528
      Suramericana SA ..........        3,800         45,544        A P Moller - Maersk A/S -
    Grupo Nacional de Chocolates                                      Class A ..................           16        108,079
      SA .......................        9,000         92,308        Carlsberg A/S - Class B ....        3,775        277,895
    Interconexion Electrica                                         Danisco A/S ................        1,270         84,734
      SA .......................       14,278         90,514        Danske Bank A/S* ...........       43,912        985,798
    Inversiones Argos SA .......        9,000         83,516        DSV A/S* ...................        3,397         61,563
    Proenergia Internacional ...        2,000             --        FLSmith & Co. A/S ..........          225         15,763
    Promigas SA(1) .............        2,000         35,165        Novo Nordisk A/S -
                                                ------------          Class B ..................        1,874        119,639
   TOTAL COLOMBIA ...........................        854,529        PER Aarsleff A/S -
                                                ------------          Class B ..................          200         22,338
  CROATIA -- 0.1%                                                   Sydbank A/S* ...............        1,644         41,867
    Atlantska Plovidba DD ......          712        131,037        Vestas Wind Systems
    Dalekovod DD* ..............          340         21,264          A/S* .....................          463         28,189
                                                                                                                ------------
                                                                   TOTAL DENMARK ............................      2,160,393
                                                                                                                ------------

                          The accompanying notes are an integral part of the financial statements.

                                                             77

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 EGYPT -- 0.3%                                                   ESTONIA -- (CONTINUED)
   Alexandria Mineral                                              AS Tallinna Vesi(1) .........        5,400   $     77,167
     Oils Co. ..................        4,000   $     27,510       Olympic Entertainment
   Arab Cotton Ginning* ........       32,000         23,761         Group AS* .................       70,130         77,492
   Commercial International                                        Tallink Group, Ltd.* ........      482,120        255,099
     Bank ......................       18,150        180,365       Tallinna Kaubamaja
   Eastern Tobacco Co. .........        2,600         53,899         AS(1) .....................       24,000        123,581
   Egypt Kuwait Holding                                                                                         ------------
     Co. .......................       30,249         59,372      TOTAL ESTONIA .............................        704,885
   Egyptian Co. for Mobile                                                                                      ------------
     Services ..................        1,400         61,298     FINLAND -- 0.4%
   Egyptian for Tourism                                            Digia PLC ...................        2,500         12,282
     Resorts* ..................       60,000         17,990       Elisa Oyj ...................        1,789         40,833
   Egyptian International                                          Fortum Oyj ..................        3,996        108,409
     Pharmaceutical                                                Kesko Oyj - Class B .........        4,608        152,169
     Industrial Co. ............        7,900         48,784       Metso Oyj ...................        4,930        173,414
   El Ezz Aldekhela Steel -                                        Neste Oil Oyj ...............        6,272        111,454
     Alexandria ................          350         47,989       Nokia Oyj ...................       36,128        467,134
   El Sewedy Cables                                                Outokumpu Oyj ...............        4,409         83,463
     Holding Co. ...............        3,630         44,705       Sampo Oyj - Class A .........        2,304         56,125
   El Watany Bank of                                               Stora Enso Oyj -
     Egypt(1) ..................        5,466         39,923         Class R* ..................       66,892        469,168
   Misr Beni Suef Cement                                           UPM-Kymmene Oyj .............       25,744        306,065
     Co. .......................        2,350         54,216       Wartsila Oyj ................          840         33,669
   Misr Cement Co.(1) ..........        2,600         40,297                                                    ------------
   National Societe General                                       TOTAL FINLAND .............................      2,014,185
     Bank SAE ..................        5,445         29,185                                                    ------------
   Olympic Group                                                 FRANCE -- 4.8%
     Financial Investments .....        7,000         34,796       Accor SA ....................        4,313        236,016
   Orascom Construction                                            Aeroports de Paris ..........        1,420        114,137
     Industries ................        5,050        228,849       Air France KLM* .............        6,195         97,220
   Orascom Telecom                                                 Alcatel-Lucent* .............       42,218        142,157
     Holding SAE ...............       10,250         46,871       Alstom ......................        4,302        300,864
   Oriental Weavers ............        4,647         26,919       AXA SA ......................       64,848      1,522,564
   Sidi Kerir Petrochemcials                                       BNP Paribas .................       31,891      2,529,497
     Co. .......................       23,000         42,839       Bouygues SA .................        2,635        136,488
   Six of October                                                  Bull SA* ....................       37,193        163,150
     Development &                                                 Cap Gemini SA ...............        1,950         88,959
     Investment* ...............        1,710         24,642       Carrefour SA ................        4,825        231,440
   South Valley Cement* ........       10,835         13,514       Casino Guichard-Perrachon
   Talaat Moustafa Group* ......       23,500         29,561         SA ........................        1,455        129,633
   Telecom Egypt ...............       30,200         99,315       Cegid Group .................          560         12,512
                                                ------------       CFAO SA* ....................          806         33,127
  TOTAL EGYPT ...............................      1,276,600       Christian Dior SA ...........        2,860        293,092
                                                ------------       Cie Generale de
 ESTONIA -- 0.1%                                                     Geophysique-Veritas* ......        1,200         25,500
   AS Baltika*(1) ..............       29,700         30,951       CNP Assurances ..............        3,758        363,907
   AS Eesti Ehitus(1) ..........       12,000         27,180       Compagnie de Saint-
   AS Jarvevana* ...............       14,700          7,304         Gobain ....................       12,378        671,460
   AS Merko Ehitus(1) ..........       14,700        106,111       Copagnie des Alpes ..........          700         26,451

                          The accompanying notes are an integral part of the financial statements.

                                                             78

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 FRANCE -- (CONTINUED)                                           FRANCE -- (CONTINUED)
   Compagnie Generale de                                           Thales SA ...................          326   $     16,755
     Geophysique* ..............        2,862   $     60,837       Total SA ....................       27,593      1,772,295
   Compagnie Generale des                                          Unibail-Rodamco SE ..........          649        142,572
     Etablissements                                                Valeo SA* ...................        5,958        208,529
     Michelin - Class B ........          851         65,177       Vallourec SA ................          642        116,150
   Credit Agricole SA ..........       28,920        507,542       Veolia Environnement ........        3,922        129,281
   Devoteam SA .................          600         15,548       Vinci SA ....................        5,823        327,666
   Eiffage SA ..................          542         30,549       Vivendi Universal SA ........       38,796      1,151,454
   Electricite de France .......        2,055        122,135                                                    ------------
   Euro Disney SCA* ............        1,200          8,329      TOTAL FRANCE ..............................     22,569,349
   Eutelsat Communications .....        1,191         38,212                                                    ------------
   France Telecom SA ...........       31,748        793,327     GERMANY -- 4.0%
   GDF Suez ....................       20,523        889,077       Adidas AG ...................        2,248        121,764
   Groupe Danone ...............        2,969        182,005       ADVA AG Optical
   Groupe Eurotunnel SA ........       14,253        133,384         Networking* ...............       26,571         96,370
   Groupe Steria SCA ...........        4,279        131,462       Allianz SE - Registered
   Hermes International ........          473         62,967         Shares ....................       26,662      3,305,019
   Iliad SA ....................           83          9,919       Amadeus Fire AG .............          800         18,503
   Klepierre ...................        1,169         47,362       BASF SE .....................       18,291      1,132,042
   L'Air Liquide SA ............          831         98,829       Bayer AG ....................        7,745        619,782
   L'Oreal SA ..................        2,317        258,776       Bayerische Motoren
   L.D.C. SA ...................          153         17,810         Werke (BMW) AG ............       10,520        478,894
   LaCie SA* ...................        2,361          9,938       Beiersdorf AG ...............          149          9,820
   Lafarge SA ..................        8,132        669,703       Celesio AG ..................        5,499        139,237
   Lagardere SCA ...............        7,221        292,346       Cewe Color Holding AG .......        1,000         32,999
   Legrand Holding SA ..........        6,515        181,323       Commerzbank AG* .............       15,763        132,296
   Linedata Services ...........        2,883         38,504       DaimlerChrysler AG -
   LVMH Moet Hennessy                                                Registered Shares .........       15,402        820,653
     Louis Vuitton SA ..........        2,448        274,489       Deutsche Bank AG ............       15,694      1,109,722
   NetGem SA ...................        4,954         29,593       Deutsche Bank AG -
   Nexans SA ...................        2,212        175,707         Registered Shares .........        6,600        468,006
   PagesJaunes Groupe ..........        1,244         13,866       Deutsche Boerse AG ..........          750         62,107
   Parrot SA* ..................          900         13,247       Deutsche Lufthansa AG -
   Pernod-Ricard SA ............          827         70,716         Registered Shares .........       17,785        300,312
   Peugeot SA* .................        6,128        206,008       Deutsche Post AG -
   Pinault-Printemps-Redoute                                         Registered Shares ......... .      9,459        182,812
     SA ........................        3,556        426,844       Deutsche Postbank AG* .......          557         18,196
   Plastic Omnium SA ...........        3,537         96,761       Deutsche Telekom AG .........       45,638        669,500
   Publicis Groupe SA ..........        2,097         85,264       Deutsche Telekom AG -
   Renault SA* .................       12,549        643,761         ADR .......................       36,500        536,550
   Sanofi-Aventis SA ...........       37,574      2,954,923       E.On AG .....................       47,458      1,992,004
   Schneider Electric SA .......        2,344        272,543       Elmos Semiconductor
   SCOR SE .....................       14,597        366,706         AG* .......................        4,047         38,114
   Societe Generale ............       14,364        998,010       Fraport AG Frankfurt
   Spir Communication* .........          396          9,776         Airport Services
   Suez Environnement SA .......        2,472         57,002         Worldwide .................        8,721        450,258
   Technip SA ..................        3,215        226,196       Fresenius SE ................        2,392        149,215
                                                                   GEA Group AG ................        7,915        176,314

                          The accompanying notes are an integral part of the financial statements.

                                                             79

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 GERMANY -- (CONTINUED)                                         GHANA -- (CONTINUED)
   Generali Deutschland                                           Ghana Commercial
   Holding AG ..................          495   $     52,127        Bank, Ltd.(1) ..............      106,696   $     55,146
   Grammer AG* .................        2,104         18,014      Produce Buying Co.,
   Hamburger Hafen Und                                              Ltd.*(1) ...................      162,500         20,202
     Logistik AG ...............           96          3,708      Standard Chartered
   Hannover                                                         Bank(1) ....................        2,200         46,097
     Rueckversicherungs                                                                                         ------------
     AG* .......................          750         35,040     TOTAL GHANA ................................        251,796
   HeidelbergCement AG .........        2,413        166,936                                                    ------------
   Henkel AG & Co.KGaA .........        2,766        123,920    GREECE -- 0.2%
     Highlight Communications                                     Alpha Bank AE* ...............          647          7,550
     AG ........................        3,483         20,272      Coca-Cola Hellenic
   Hochtief AG .................          260         19,829        Bottling Co. SA ............        2,942         66,970
   Infineon Technologies                                          Hellenic Petroleum SA ........        7,392         82,759
     AG* .......................       24,430        135,913      Hellenic
   K+S AG ......................        3,376        192,544        Telecommunications
   Linde AG ....................          835        100,603        Organization SA ............        2,537         37,237
   MAN AG ......................        1,359        105,448      Marfin Investment
   Merck KGaA ..................        1,268        118,897        Group SA* ..................       64,765        183,587
   Metro AG ....................        1,425         87,029      National Bank of
   MTU Aero Engines                                                 Greece SA* .................        2,316         59,502
     Holding AG ................        6,537        355,773      National Bank of
   Muenchener                                                       Greece SA - ADR ............       20,730        108,003
     Rueckversicherungs-                                          OPAP SA ......................        1,233         27,089
     Gesellschaft AG ...........        7,888      1,228,632      Piraeus Bank SA* .............        9,582        109,957
   Nemetschek AG* ..............        1,382         31,976      Public Power Corp. SA* .......        3,721         69,010
   OHB Technology AG ...........        1,036         16,634      Titan Cement Co. SA ..........        1,910         55,398
   RWE AG ......................        5,485        529,026                                                    ------------
   Salzgitter AG ...............        2,464        241,444     TOTAL GREECE ...............................        807,062
   SAP AG ......................        6,793        323,843                                                    ------------
   Siemens AG ..................        9,412        863,747    GUERNSEY -- 0.0%
   STO AG ......................          290         25,884      Resolution, Ltd.* ............            1              1
   Suedzucker AG ...............        8,005        166,788                                                    ------------
   ThyssenKrupp AG .............        7,585        285,137     TOTAL GUERNSEY .............................              1
   Tipp24 SE ...................          300         12,378                                                    ------------
   TUI AG* .....................        7,172         59,962    HONG KONG -- 2.9%
   Villeroy & Boch AG ..........        1,585         12,429      Agile Property Holdings,
   Volkswagen AG ...............        1,586        175,725        Ltd. .......................      154,000        223,548
   VTG AG ......................        1,200         19,821      Alco Holdings, Ltd. ..........       18,000          6,568
   Wacker Chemie AG ............           87         15,133      Aluminum Corp. of
                                                ------------        China, Ltd. - Class H* .....       38,000         41,395
  TOTAL GERMANY .............................     18,605,101      ASM Pacific Technology,
                                                ------------        Ltd. .......................        2,900         27,419
 GHANA -- 0.1%                                                    Bank of East Asia, Ltd. ......        9,200         36,143
   Aluworks Ghana,                                                Beijing Capital
     Ltd.*(1) ..................      232,000         60,765      International Airport
     CAL Bank, Ltd.(1) .........      498,146         69,586        Co., Ltd. - Class H* .......       54,684         35,906
                                                                  Beijing Enterprises
                                                                    Holdings, Ltd. -
                                                                    Class H ....................       13,500         97,777

                          The accompanying notes are an integral part of the financial statements.

                                                             80

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 HONG KONG -- (CONTINUED)                                        HONG KONG -- (CONTINUED)
   Belle International                                             Denway Motors, Ltd. .........      182,000   $    114,976
     Holdings Ltd. .............       11,000   $     12,743       Dongfeng Motor Group
   BOC Hong Kong, Ltd. .........       86,000        193,214         Co., Ltd. - Class H .......      304,000        434,103
   Cathay Pacific Airways,                                         Emperor Entertainment
     Ltd.* .....................       25,000         46,427         Hotel, Ltd. ...............       85,000          9,707
   Champion Technology                                             Esprit Holdings, Ltd. .......       35,794        237,483
     Holdings, Ltd. ............      640,000         20,926       Fairwood, Ltd. ..............       23,000         22,667
   Chaoda Modern                                                   Foxconn International
     Agriculture Holdings,                                           Holdings, Ltd.* ...........       87,000        100,155
     Ltd. ......................       36,140         38,471       Global Bio-Chem
   Cheung Kong Holdings,                                             Tecnology Group Co.,
     Ltd. ......................       45,000        578,260         Ltd. ......................      130,000         31,828
   Cheung Kong                                                     GOME Electrical
     Infrastructure Holdings,                                        Appliances Holdings,
     Ltd. ......................       10,000         38,027         Ltd.* .....................      522,331        188,078
   China Agri-Industries                                           Hang Lung Group, Ltd. .......        5,000         24,728
     Holdings, Ltd. ............       51,000         66,632       Hang Lung Properties,
   China COSCO Holdings                                              Ltd. ......................        6,000         23,522
     Co., Ltd. - Class H .......       36,000         43,818       Hang Seng Bank, Ltd. ........        6,500         95,628
   China Green Holdings,                                           Henderson Land
     Ltd. ......................       45,000         42,614         Development Co., Ltd. .....       39,000        291,437
   China Life Insurance                                            Hengan International
     Co., Ltd. - Class H .......      183,931        900,027         Group Co., Ltd. ...........       14,000        103,660
   China Mengniu Dairy                                             Hong Kong & China
     Co., Ltd.* ................      117,000        415,914         Gas Co., Ltd. .............       18,000         45,147
   China Merchants                                                 Hong Kong Exchanges
     Holdings International                                          & Clearing, Ltd. ..........       18,400        327,381
     Co., Ltd. .................       39,470        127,328       Hongkong Electric
   China Mobile, Ltd. ..........      104,509        972,407         Holdings, Ltd. ............       17,000         92,604
   China Overseas Land &                                           Hung Hing Printing
     Investment, Ltd. ..........       32,320         67,720         Group, Ltd. ...............       80,000         25,506
   China Petroleum &                                               Hutchinson Whampoa,
     Chemical Corp. -                                                Ltd. ......................      175,400      1,200,065
     Class H ...................      792,000        697,788       Hutchison
   China Resources                                                   Telecommunications
     Enterprise, Ltd. ..........       38,000        138,050         International, Ltd.* ......       92,000         19,008
   China Resources Land,                                           Jiangxi Copper Co.,
     Ltd. ......................       28,000         63,027         Ltd. - Class H ............       20,000         46,773
   China Resources Power                                           Jinhui Holdings, Ltd.* ......       32,000         11,029
     Holdings Co., Ltd. ........       17,600         34,866       Keck Seng Investments .......       84,000         42,300
   China Unicom Hongkong,                                          Kerry Properties, Ltd. ......       25,500        128,980
     Ltd. ......................      128,652        168,826       Kingboard Chemicals
   Citic Pacific, Ltd. .........       76,000        202,983         Holdings, Ltd. ............       13,000         51,219
   CLP Holdings, Ltd. ..........       19,500        131,968       Lee & Man Paper
   CNOOC, Ltd. .................      272,531        424,589         Manufacturing Ltd.* .......      321,600        221,911
   CNPC Hong Kong, Ltd. ........       22,000         29,012       Lenovo Group, Ltd. ..........      758,000        469,751
   COSCO Pacific, Ltd. .........       16,000         20,306       Li & Fung, Ltd. .............       24,000         99,227

                          The accompanying notes are an integral part of the financial statements.

                                                             81

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 HONG KONG -- (CONTINUED)                                        INDIA -- 1.4%
   Mongolia Energy Co.,                                            Bajaj Holdings and
     Ltd.* .....................       88,000   $     44,777         Investment, Ltd. -
   New World Development                                             GDR .......................        2,000   $     26,200
     Co., Ltd. .................       68,851        140,278       Dr Reddys Laboratories,
   Nine Dragons Paper                                                Ltd. - ADR ................       15,894        384,794
     Holdings, Ltd. ............       16,000         25,521       GAIL India, Ltd. - GDR ......        1,770         94,574
   Noble Group, Ltd. ...........        6,602         15,143       HDFC Bank, Ltd. - ADR .......        4,136        538,011
   Orient Overseas                                                 ICICI Bank, Ltd. -
     International, Ltd. .......        1,500          6,956         Sponsored ADR .............       18,255        688,396
   Pacific Basin Shipping,                                         Infosys Technologies,
     Ltd. ......................       45,000         32,252         Ltd. - Sponsored ADR ......       22,543      1,245,952
   PetroChina Co., Ltd. -                                          ITC, Ltd. RegS GDR* .........       84,500        455,485
     Class H ...................      659,957        784,592       Reliance Industries,
   RCG Holdings, Ltd.* .........       19,870         25,674         Ltd. - 144A GDR
   Shanghai Industrial                                               (New York
     Holdings, Ltd. ............       59,000        299,263         Exchange) .................        8,076        378,523
   Shangri-La Asia, Ltd. .......       14,000         26,230       Reliance Industries,
   Shenzhen Investment,                                              Ltd. - 144A GDR
     Ltd. ......................      262,000        110,536         (London Exchange) .........       11,740        544,840
   Sino Land Co., Ltd. .........       70,000        134,766       Reliance Infrastructure,
   Sun Hung Kai Properties,                                          Ltd. - GDR ................        1,720        111,302
     Ltd. ......................       35,000        520,420       State Bank of India,
   SUNeVision Holdings,                                              Ltd. - GDR (New York
     Ltd. ......................      104,000         12,012         Exchange) .................        8,610        643,506
   Swire Pacific, Ltd. -                                           Sterlite Industries India,
     Class A ...................        3,000         36,280         Ltd. - ADR ................       33,174        604,430
   Wharf Holdings, Ltd. ........       56,625        324,972       Tata Motors, Ltd. - ADR .....       25,383        427,957
   Wheelock & Co., Ltd. ........      107,000        326,381       Wipro, Ltd. - ADR ...........       15,447        344,005
   Wumart Stores, Inc. -                                                                                        ------------
     Class H ...................       57,000         89,845      TOTAL INDIA ...............................      6,487,975
   Yue Yuen Industrial, Ltd. ...       22,500         65,143                                                    ------------
                                                ------------     INDONESIA -- 1.2%
  TOTAL HONG KONG ...........................     13,424,613       AKR Corporindo Tbk
                                                ------------         Pt ........................      376,000         45,916
 HUNGARY -- 0.4%                                                   Aneka Tambang (Persero)
   Egis Gyogyszergyar Nyrt                                           Tbk Pt ....................      190,000         44,330
     PLC .......................          380         37,795       Astra International
   FHB Mortgage Bank                                                 Tbk Pt ....................      235,500        865,791
     PLC* ......................        2,400         16,467       Bakrie and Brothers
   Gedeon Richter Nyrt .........        1,330        301,899         Tbk Pt* ...................    5,603,500         50,192
   Magyar Telecom                                                  Bank Central Asia
     Telecommunications                                              Tbk Pt ....................      688,000        352,115
     PLC .......................       65,270        253,154       Bank Danamon Indonesia
   MOL Hungarian Oil and                                             Tbk Pt ....................      373,622        178,824
     Gas Nyrt* .................        3,823        344,597       Bank Mandiri Persero
   OTP Bank Nyrt* ..............       37,833      1,083,913         Tbk Pt ....................    1,075,500        530,092
                                                ------------       Bank Negara Indonesia
  TOTAL HUNGARY .............................      2,037,825         Persero Tbk Pt ............      915,000        191,738
                                                ------------

                          The accompanying notes are an integral part of the financial statements.

                                                             82

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 INDONESIA -- (CONTINUED)                                        ISRAEL -- 0.9%
   Bank Rakyat Indonesia                                           Africa Israel Investments,
     (Persero) Tbk Pt ..........      474,517   $    381,385         Ltd.* .....................          400   $      4,990
   Barito Pacific Tbk Pt* ......      269,000         37,947       Alvarion, Ltd.* .............        3,200         11,365
   Bumi Resources Tbk Pt .......      911,000        231,953       Arab East Investment Co.,
   Gudang Garam Tbk Pt .........       94,500        215,850         Ltd.* .....................       10,828         14,274
   Holcim Indonesia                                                Bank Leumi le-Israel
     Tbk Pt* ...................      460,000         75,652         BM* .......................       46,100        210,690
   Indah Kiat Pulp & Paper                                         Bezeq Israeli
     Corp. Tbk Pt* .............      276,000         51,419         Telecommunication
   Indocement Tunggal                                                Corp., Ltd. ...............      209,960        529,370
     Prakarsa Tbk Pt ...........       65,000         93,960       Cellcom Israel, Ltd. ........          650         20,839
   Indofood Sukses Makmur                                          Check Point Software
     Tbk Pt ....................      531,000        199,544         Technologies, Ltd.* .......       12,531        424,550
   Indosat Tbk Pt ..............      137,500         68,431       Clal Insurance Enterprises
   International Nickel                                              Holdings, Ltd.* ...........        1,100         23,778
     Indonesia Tbk Pt ..........      150,000         57,976       Delek Automotive
   Kalbe Farma Tbk Pt ..........      644,000         88,232         Systems, Ltd. .............        3,400         37,835
   Lippo Karawaci Tbk Pt* ......      501,000         26,836       Delek Group, Ltd. ...........          500        101,100
   Medco Energi                                                    Discount Investment
     Internasional Tbk Pt ......      133,000         34,561         Corp. .....................        1,000         23,391
   Perusahaan Gas Negara                                           Elbit Systems, Ltd. .........          700         45,284
     Pt ........................      559,000        230,993       Gazit Globe, Ltd. ...........        2,400         23,463
   Semen Gresik (Persero)                                          Harel Insurance
     Tbk Pt ....................      122,500         97,568         Investments & Financial
   Sinar Mas Agro                                                    Services, Ltd.* ...........          550         27,261
     Resources and                                                 IDB Holding Corp., Ltd. .....          950         28,164
     Technology Tbk Pt(1) ......       69,500         18,901       Israel Chemicals, Ltd. ......       23,370        306,874
   Tambang Balubara Bukit                                          Israel Corp., Ltd.* .........          160        114,886
     Asam Tbk Pt ...............       58,500        106,522       Israel Discount Bank,
   Telekomunikasi Indonesia                                          Ltd. - Class A* ...........       38,000         89,641
     Tbk Pt ....................      771,184        767,292       Koor Industries, Ltd. .......          450         13,044
   Unilever Indonesia                                              Makhteshim-Agan
     Tbk Pt ....................       93,000        107,869         Industries, Ltd. ..........       20,000         94,980
   United Tractors Tbk Pt ......      275,500        451,169       Migdal Insurance &
                                                ------------         Financial Holding,
  TOTAL INDONESIA ...........................      5,603,058         Ltd.* .....................       29,594         54,145
                                                ------------       Mizrahi Tefahot Bank,
 IRELAND -- 0.2%                                                     Ltd.* .....................       12,100        110,458
   CRH PLC (Dublin                                                 Nice Systems, Ltd.* .........        2,100         65,080
     Exchange) .................        4,839        132,266       Oil Refineries, Ltd.* .......       55,500         28,093
   CRH PLC - ADR ...............       11,400        311,562       Orbotech, Ltd.* .............        1,300         12,181
   Dragon Oil PLC* .............        3,106         19,385       Ormat Industries ............        3,500         31,762
   Julius Baer Holding AG ......          868         10,511       Partner Communications
   Kerry Group PLC -                                                 Co., Ltd. .................        3,743         75,867
     Class A ...................        7,471        219,715       Property & Building
   The Governor & Co. of                                             Corp., Ltd. ...............          500         37,610
     the Bank of Ireland* ......        6,414         12,139       Shufersal Ltd. ..............        7,500         38,163
                                                ------------
  TOTAL IRELAND .............................        705,578
                                                ------------

                          The accompanying notes are an integral part of the financial statements.

                                                             83

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
  ISRAEL -- (CONTINUED)                                           JAPAN -- (CONTINUED)
    Teva Pharmaceutical                                             Aisin Seiki Co., Ltd. ......       4,716    $    136,249
      Industries, Ltd. - ADR ...      30,562    $  1,716,973        Ajinomoto Co., Inc. ........       6,000          56,471
                                                ------------        Alfresa Holdings Corp. .....       3,100         123,253
   TOTAL ISRAEL ............................       4,316,111        Amada Co., Ltd. ............      85,000         532,402
                                                ------------        Amiyaki Tei Co., Ltd. ......          10          20,419
  ITALY -- 1.6%                                                     Ando Corp. .................       7,000           7,655
    A2A SPA ....................      36,883          77,381        AOI Electronic Co., Ltd. ...       1,600          26,613
    Assicurazioni Generali                                          Aoyama Trading Co., Ltd. ...       2,400          30,634
      SPA ......................       6,467         174,223        Arakawa Chemical
    Atlantia SPA ...............       7,496         196,036          Industries, Ltd. .........       5,200          60,987
    Banca Carige SPA ...........      10,481          27,978        Argo Graphics, Inc. ........       5,800          56,379
    Banca Monte dei Paschi                                          Asahi Breweries, Ltd. ......       2,600          47,885
      di Siena SPA .............      97,667         170,738        Asahi Glass Co., Ltd. ......       9,000          85,608
    Banca Popolare di                                               Asahi Industries Co., Ltd. .           6          12,013
      Milano Scrl ..............       9,758          69,328        Asahi Kasei Corp. ..........      85,000         425,888
    Banco Popolare Scrl* .......      18,403         137,860        Asahi Kogyosha Co., Ltd. ...       2,000           7,916
    Buzzi Unicem SPA ...........       1,409          22,669        Asset Managers Holdings Co.,
    Danieli & Co SPA ...........       2,598          64,535          Ltd.* ....................         200          15,717
    Enel SPA ...................     204,881       1,186,135        Astellas Pharma, Inc. ......      35,900       1,339,375
    ENI SPA ....................      31,564         803,802        Bando Chemical Industries,
    Fiat SPA* ..................       7,264         106,301          Ltd ......................      18,000          51,733
    Finmeccanica SPA ...........       5,141          82,312        Benesse Holdings, Inc. .....         400          16,724
    Intesa Sanpaolo SPA* .......     232,348       1,045,570        Bridgestone Corp. ..........       3,700          65,267
    Intesa Sanpaolo SPA - RSP ..      10,564          35,395        Brother Industries, Ltd. ...      11,400         131,105
    Italcementi SPA ............       1,923          26,304        C Uyemura & Co., Ltd. ......         300          11,615
    Luxottica Group SPA ........         351           9,075        CAC Corp. ..................       4,000          28,568
    Mediaset SPA ...............       7,120          58,540        Canon Marketing Japan,
    Mediobanca SPA* ............       6,352          75,460          Inc. .....................       7,800         114,941
    Parmalat SPA ...............     205,943         575,758        Canon, Inc. ................      13,533         575,668
    Permasteelisa SPA* .........         500           9,287        Central Japan Railway Co. ..          56         374,821
    Servizi Italia SPA .........       2,333          17,545        Certo Corp. ................       3,700          58,425
    Snam Rete Gas SPA ..........       1,942           9,644        Chubu Electric Power Co.,
    Telecom Italia SPA .........     138,828         202,222          Inc. .....................       7,000         166,987
    Telecom Italia SPA -                                            Chubu Steel Plate Co.,
      ADR ......................      15,200         234,536          Ltd. .....................      17,400          92,650
    UniCredit SPA* .............     577,003       1,929,357        Chuetsu Pulp & Paper Co.,
    Unione di Banche                                                  Ltd. .....................      11,000          18,820
      Italiane SCPA ............      11,474         164,467        Chuo Spring Co., Ltd. ......       5,000          15,541
                                                ------------        Coca-Cola West Co., Ltd. ...       1,400          24,701
   TOTAL ITALY .............................       7,512,458        COMSYS Holdings Corp. ......       3,000          31,559
                                                ------------        Cosmo Oil Co., Ltd. ........      23,000          48,328
  JAPAN -- 9.8%                                                     Credit Saison Co., Ltd. ....       2,700          30,238
    Advantest Corp. ............         600          15,630        Crescendo Investment
    Aeon Co., Ltd. .............      23,600         191,551          Corp .....................          59          74,418
    Aeon Fantasy Co., Ltd. .....       5,200          55,674
    Aeon Mall Co., Ltd. ........         600          11,624
    Airport Facilities Co.,
      Ltd ......................       5,300          26,847

                          The accompanying notes are an integral part of the financial statements.

                                                             84

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
  JAPAN -- (CONTINUED)                                            JAPAN -- (CONTINUED)
    Cybernet Systems Co.,                                           Furusato Industries, Ltd. ..        5,800   $     32,979
      Ltd ......................           52   $     21,380        Gendai Agency, Inc. ........           43         44,086
    Dai Nippon Printing Co.,                                        Glory, Ltd. ................        1,200         26,688
      Ltd ......................       48,000        612,001        GS Yuasa Corp. .............        4,000         29,571
    Dai-Dan Co., Ltd. ..........        9,000         46,920        Hakuhodo DY Holdings,
    Daicel Chemical Industries,                                       Inc ......................          770         37,507
      Ltd ......................       25,000        146,848        Hakuto Co., Ltd. ...........        2,500         21,796
    Daido Steel Co., Ltd. ......       21,725         80,650        Hazama Corp. ...............       21,500         19,233
    Daihatsu Diesel                                                 HI-LEX Corp. ...............        1,000          9,232
      Manufacturing Co., Ltd. ..        5,000         18,206        Hino Motors, Ltd.* .........       18,000         62,277
    Daiichi Jitsugyo Co.,                                           HIS Co., Ltd. ..............        3,700         67,318
      Ltd ......................       33,000         85,774        Hitachi Cable, Ltd. ........       26,000         78,631
    Daiichi Sankyo Co., Ltd. ...        5,200        109,051        Hitachi Construction
    Daiichikosho Co., Ltd. .....          700          7,900          Machinery Co., Ltd. ......          409         10,721
    Daikin Industries, Ltd. ....          502         19,827        Hitachi High-Technologies
    Daisyo Corp. ...............        6,800         90,526          Corp .....................        1,500         29,760
    Daito Trust Construction                                        Hitachi Medical Corp. ......        7,000         58,449
      Co., Ltd. ................        4,100        194,127        Hitachi, Ltd.* .............      162,000        498,004
    Daiwa House Industry Co.,                                       Hitachi, Ltd. - ADR* .......       12,519        384,083
      Ltd ......................       22,000        236,558        Hokkaido Electric Power
    Daiwa Securities Group,                                           Co .......................        4,500         81,633
      Inc ......................       30,000        150,978        Hokkaido Gas Co., Ltd. .....       13,000         34,342
    Denso Corp. ................        8,868        267,962        Honda Motor Co., Ltd. ......       45,840      1,555,277
    Dowa Holdings Co., Ltd. ....       13,000         71,929        House Foods Corp. ..........        1,600         22,763
    DTS Corp. ..................        2,700         25,551        Hoya Corp. .................        1,800         48,028
    East Japan Railway Co.,                                         Ichinen Holdings Co.,
      Ltd ......................        7,070        447,390          Ltd ......................        1,800          6,908
    Eisai Co., Ltd. ............        3,516        129,269        Idemitsu Kosan Co., Ltd. ...        1,700         99,244
    Electric Power Development                                      Imasen Electric
      Co., Ltd. ................        3,000         85,298          Industrial ...............        5,000         63,953
    Elematec Corp. .............        3,600         38,904        Inabata & Co., Ltd. ........       12,000         42,636
    Epilda Memory, Inc.* .......        3,400         55,413        Ines Corp. .................        1,300         10,066
    FamilyMart Co., Ltd. .......          200          5,904        Information Services
    Fanuc, Ltd. ................        1,433        133,557          International-Dentsu,
    Fuji Electric Holdings Co.,                                       Ltd ......................       11,300         66,352
      Ltd.* ....................       39,000         67,446        Isetan Mitsukoshi Holdings,
    Fuji Electronics Co.,                                             Ltd ......................       11,200        101,127
      Ltd ......................        1,700         14,718        Itochu Corp. ...............       31,690        234,085
    Fuji Film Holdings Corp. ...       24,400        736,889        Itochu Enex Co., Ltd. ......        4,600         18,946
    Fuji Heavy Industries,                                          J Front Retailing Co.,
      Ltd.* ....................       23,000        112,384          Ltd ......................       11,000         48,579
    Fuji Media Holdings, Inc. ..          234        324,223        Japan Tobacco, Inc. ........           58        195,835
    Fuji Soft, Inc. ............        9,100        145,839        JBCC Holdings, Inc. ........        7,000         43,524
    Fujikura, Ltd. .............        7,000         36,460        JFE Holdings, Inc. .........        1,800         71,151
    Fujitsu, Ltd. ..............       87,900        570,326        JMS Co., Ltd. ..............       15,000         58,799
    Fukuda Denshi Co., Ltd. ....          400          9,764        Joban Kosan Co., Ltd. ......        5,000          7,857
    Fukuoka Financial Group,                                        JS Group Corp. (Tostem
      Inc ......................       36,000        125,459          Inax Holding Corp.) ......        6,000        103,288

                          The accompanying notes are an integral part of the financial statements.

                                                             85

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
  JAPAN -- (CONTINUED)                                            JAPAN -- (CONTINUED)
    JSP Corp. ..................        1,500   $     15,804        Marubeni Corp. .............       21,000   $    116,002
    JSR Corp. ..................        2,000         40,703        Marubun Corp. ..............        2,700         16,567
    JTEKT Corp. ................        2,900         37,299        Marui Co., Ltd. ............       14,400         88,665
    Kajima Corp. ...............       24,000         48,560        Matsui Securities Co.,
    Kamei Corp. ................       13,000         61,425          Ltd. .....................        5,900         41,106
    Kamigumi Co., Ltd. .........        4,000         29,187        Mazda Motor Corp.* .........       35,000         80,479
    Kaneka Corp. ...............       36,000        229,368        MEIJI Holdings Co., Ltd.* ..          700         26,452
    Kanematsu Corp.* ...........        7,000          5,212        Meisei Industrial Co.,
    Kanematsu Electronics,                                            Ltd. .....................       34,000         72,743
      Ltd. .....................       11,700        102,723        Mercian Corp. ..............       30,000         63,040
    Kao Corp. ..................        7,200        168,743        Mimasu Semiconductor
    Kasumi Co., Ltd. ...........        3,000         14,698          Industry Co., Ltd. .......       10,200        122,553
    Kawada Technologies,                                            Minebea Co., Ltd. ..........        5,000         27,132
      Inc.* ....................        1,300         20,813        Mitsubishi Chemical Holdings
    Kawasaki Heavy Industries,                                        Corp. ....................       37,000        157,557
      Ltd. .....................        4,000         10,153        Mitsubishi Corp. ...........       21,576        537,423
    Kawasaki Kisen Kaisha,                                          Mitsubishi Electric
      Ltd.* ....................       21,000         60,003          Corp.* ...................        6,335         47,060
    KDDI Corp. .................           16         84,747        Mitsubishi Estate Co.,
    Keihanshin Real Estate Co.,                                       Ltd. .....................        3,500         55,880
      Ltd. .....................        8,300         38,144        Mitsubishi Gas Chemical Co.,
    Kinden Corp. ...............        3,000         25,421          Inc. .....................       14,000         70,548
    Kintetsu Corp. .............       23,000         76,235        Mitsubishi Heavy Industries,
    Kirin Holdings Co., Ltd. ...        8,800        141,124          Ltd. .....................       88,000        310,370
    Kobe Steel, Ltd.* ..........       48,000         86,985        Mitsubishi Logistics
    Komatsu Wall Industry Co.,                                        Corp. ....................        3,000         35,392
      Ltd. .....................          800          9,195        Mitsubishi Materials
    Komatsu, Ltd. ..............       10,211        213,757          Corp.* ...................       36,000         88,047
    Konica Minolta Holdings,                                        Mitsubishi Tanabe Pharma
      Inc. .....................       10,500        108,204          Corp. ....................        2,000         24,955
    Konishi Co., Ltd. ..........        5,100         51,931        Mitsubishi UFJ Financial
    KRS Corp. ..................        1,900         19,281          Group, Inc. ..............      122,493        603,369
    Kubota Corp. ...............       15,074        138,315        Mitsubishi UFJ Lease &
    Kuraray Co., Ltd. ..........        2,000         23,539          Finance Co., Ltd. ........          240          7,230
    Kurita Water Industries,                                        Mitsui & Co., Ltd. .........       39,894        565,935
      Ltd. .....................        2,523         79,266        Mitsui Chemicals, Inc. .....       30,000         77,678
    Kyocera Corp. ..............        1,039         91,504        Mitsui Engineering &
    Kyocera Corp. - ADR ........          600         53,130          Shipbuilding Co., Ltd. ...       19,000         45,760
    Kyodo Printing Co., Ltd. ...       25,000         67,344        Mitsui Fudosan Co., Ltd. ...        3,000         50,724
    Kyushu Electric Power Co.,                                      Mitsui Home Co., Ltd. ......       14,000         67,312
      Inc. .....................        6,100        125,640        Mitsui O.S.K. Lines, Ltd. ..       16,000         84,522
    Lawson, Inc. ...............          200          8,833        Mitsui Sumitomo
    Leopalace21 Corp.* .........       11,100         45,993          Insurance Group
    Macnica, Inc. ..............        1,200         18,109          Holdings, Inc. ...........        3,400         86,839
    Maezawa Kasei Industries                                        Mitsumi Electric Co.,
      Co., Ltd. ................        4,900         49,093          Ltd. .....................        8,700        153,664
    Makita Corp. ...............        5,700        195,782

                          The accompanying notes are an integral part of the financial statements.

                                                             86

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
  JAPAN -- (CONTINUED)                                            JAPAN -- (CONTINUED)
    Mizuho Financial Group,                                         Nippon Yusen Kabushiki
      Inc. .....................      147,300   $    264,887          Kaisha ...................       26,000   $     80,075
    Murata Manufacturing Co.,                                       Nipponkoa Insurance Co.,
      Ltd. .....................          800         39,925          Ltd. .....................       10,000         56,935
    Nafco Co., Ltd. ............        1,000         15,932        NIS Group Co., Ltd.* .......       27,300          8,881
    Nagase & Co., Ltd. .........        3,000         34,394        Nishimatsu Construction
    Namco Bandai Holdings,                                            Co., Ltd. ................       39,000         42,469
      Inc. .....................        8,500         81,200        Nissan Chemical Industries,
    Namura Shipbuilding Co.,                                          Ltd. .....................        2,000         28,508
      Ltd. .....................        2,300         11,785        Nissan Motor Co., Ltd.* ....      138,300      1,215,357
    NEC Corp.* .................      116,000        299,848        Nisshin Seifun Group,
    NEC Fielding, Ltd. .........        6,800         91,955          Inc. .....................       29,500        398,660
    NEC Mobiling, Ltd. .........        4,100        100,575        Nisshin Steel Co., Ltd. ....       78,000        137,897
    NEC Networks & System                                           Nisshinbo Holdings, Inc. ...        3,000         27,796
      Integration Corp. ........        2,300         27,781        Nitori Co., Ltd. ...........        1,500        111,647
    NGK Insulators, Ltd. .......        6,000        131,215        Nittan Valve Co., Ltd. .....        2,100          5,999
    Nichiban Co., Ltd. .........       15,000         45,981        Nitto Denko Corp. ..........        1,500         53,885
    Nidec Corp. ................        2,319        214,327        Noevir Co., Ltd. ...........        6,000         61,949
    Nihon Kagaku Sangyo Co.,                                        Nok Corp. ..................        2,200         30,344
      Ltd. .....................        1,000          6,510        Nomura Holdings, Inc. ......       31,900        237,228
    Nihon Shokuhin Kako Co.,                                        Nomura Real Estate
      Ltd. .....................        2,000         14,399          Holdings, Inc. ...........        3,100         45,986
    Nihon Yamamura Glass Co.,                                       NS Solutions Corp. .........        1,300         20,501
      Ltd. .....................       81,000        266,594        NTN Corp. ..................        8,000         36,145
    Nikon Corp. ................        2,500         49,366        NTT DoCoMo, Inc. ...........          215        300,027
    Nintendo Co., Ltd. .........        1,043        249,105        Ohashi Technica, Inc. ......        5,500         30,479
    Nippo Corp. ................       24,000        171,436        Ohbayashi Corp. ............       23,000         78,288
    Nippon Building Fund,                                           OJI Paper Co., Ltd. ........       40,000        167,592
      Inc. .....................            1          7,600        Olympus Corp. ..............          900         29,017
    Nippon Express Co., Ltd. ...       78,000        322,118        Oriental Yeast Co., Ltd. ...        2,000         10,128
    Nippon Game Card Corp. .....           13         14,285        ORIX Corp. .................        1,280         87,147
    Nippon Meat Packers, Inc. ..        4,000         46,309        Osaka Gas Co., Ltd. ........       61,000        205,586
    Nippon Mining Holdings,                                         Pal Co., Ltd. ..............        1,450         25,131
      Inc. .....................       51,000        218,880        Panasonic Corp. ............       21,225        305,561
    Nippon Oil Corp. ...........       65,000        301,344        Panasonic Electric
    Nippon Paper Group, Inc. ...        5,200        132,705          Works Co., Ltd. ..........        8,000         96,927
    Nippon Sheet Glass Co.,                                         Panasonic Electric Works
      Ltd. .....................       74,000        212,067          Information Systems Co.,
    Nippon Shokubai Co., Ltd. ..        4,000         34,385          Ltd. .....................        8,000        202,520
    Nippon Steel Corp. .........       11,000         44,571        Piolax, Inc. ...............        1,700         29,064
    Nippon Telegraph &                                              Pressance Corp. ............            6         10,248
      Telephone Corp. ..........       31,026      1,225,611        Promise Co., Ltd.* .........        3,400         26,096
    Nippon Television Network                                       Rakuten, Inc. ..............           70         53,293
      Corp. ....................          180         23,397        Relo Holdings, Inc. ........        2,700         36,796
                                                                    Resona Holdings, Inc. ......       15,500        157,475
                                                                    Ricoh Co., Ltd. ............       82,276      1,178,902
                                                                    Rock Field Co., Ltd. .......          100          1,304

                          The accompanying notes are an integral part of the financial statements.

                                                             87

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
  JAPAN -- (CONTINUED)                                            JAPAN -- (CONTINUED)
    Rohm Co., Ltd. .............        3,100   $    202,313        Sony Financial Holdings,
    Ryoden Trading Co., Ltd. ...       20,000         98,478          Inc ......................            4   $     10,410
    Ryoyo Electro Corp. ........        7,500         59,565        Stanley Electric Co., Ltd. .          700         14,198
    Saison Information                                              Studio Alice Co., Ltd. .....        2,400         20,837
      Systems Co., Ltd. ........        6,000         40,477        Sugimoto & Co., Ltd. .......        1,800         15,214
    Sankyo Seiko Co., Ltd. .....       15,200         38,372        Sumikin Bussan Corp. .......        9,000         17,231
    Sankyo-Tateyama Holdings,                                       Sumitomo Bakelite Co.,
      Inc.* ....................       89,000        120,580          Ltd. .....................        9,000         44,449
    Sanoyas Hishino Meisho                                          Sumitomo Chemical Co.,
      Corp .....................        2,100          5,762          Ltd. .....................       29,000        127,235
    Sanshin Electronics Co.,                                        Sumitomo Corp. .............       56,800        578,374
      Ltd. .....................        2,600         17,850        Sumitomo Electric
    Sapporo Hokuyo Holdings,                                          Industries, Ltd. .........       31,200        388,620
      Inc ......................       63,600        230,841        Sumitomo Forestry Co.,
    Sato Shoji Corp. ...........        4,800         23,939          Ltd. .....................        6,000         45,268
    Satori Electric Co., Ltd. ..        2,900         17,253        Sumitomo Metal Industries,
    Sazaby League, Ltd. ........          800          9,450          Ltd. .....................        6,000         16,128
    Sega Sammy Holdings, Inc. ..        2,700         32,310        Sumitomo Metal Mining
    Seibu Electric Industry Co.,                                      Co., Ltd. ................       17,000        250,876
      Ltd. .....................        2,000          7,564        Sumitomo Mitsui Financial
    Seika Corp. ................       19,000         40,576          Group, Inc. ..............       11,001        315,675
    Seino Holdings Corp. .......       16,000        101,559        Sumitomo Realty &
    Sekisui Chemical Co.,                                             Development Co., Ltd. ....        2,500         47,193
      Ltd. .....................       10,000         62,208        Sun Wave Corp. .............        3,000          9,614
    Sekisui House, Ltd. ........       18,000        163,408        Suzuki Motor Corp. .........        7,434        183,076
    Seria Co., Ltd. ............            8         10,193        SystemPro Co., Ltd. ........           79         35,860
    Shimizu Corp. ..............       14,000         50,285        T&D Holdings Inc. ..........        2,750         56,554
    Shin-Etsu Chemical Co.,                                         Tachibana Eletech Co.,
      Ltd. .....................          333         18,800          Ltd. .....................        4,900         35,233
    Shinko Electric Industries                                      Taihei Kogyo Co., Ltd. .....       10,000         41,939
      Co. Ltd. .................        6,300         91,706        Taiheiyo Cement Corp.* .....       25,000         28,519
    Shinko Securities Co.,                                          Taiho Kogyo Co., Ltd. ......       15,400        108,618
      Ltd. .....................       13,000         39,337        Taikisha, Ltd. .............        3,276         44,000
    Shinsei Bank, Ltd.* ........        6,000          6,536        Taisei Corp. ...............       42,000         72,063
    Shiroki Corp.* .............       14,000         27,419        Taiyo Electric Co., Ltd. ...        1,200          7,918
    Shiseido Co., Ltd. .........        1,000         19,219        Taiyo Nippon Sanso Corp. ...        3,000         31,928
    Showa Denko KK .............       22,000         43,813        Takashimaya Co., Ltd. ......        6,000         38,230
    Sinanen Co., Ltd. ..........        5,000         20,803        Takeda Pharmaceutical Co.,
    SMC Corp. ..................          100         11,418          Ltd. .....................       12,889        531,038
    Soft99 Corp. ...............        3,300         17,905        TDK Corp. - ADR ............        2,000        122,300
    Sojitz Corp. ...............       54,400        102,929        Teijin, Ltd. ...............       36,000        116,310
    Soken Chemical & Engineering                                    Terumo Corp. ...............          800         48,215
      Co., Ltd. ................        1,600         22,843        The 77 Bank, Ltd. ..........       14,000         74,486
    Sompo Japan Insurance,                                          The Bank of Kyoto, Ltd. ....       10,000         80,826
      Inc ......................       39,000        251,448        The Bank of Yokohama,
    Sony Corp. .................       67,202      1,953,663          Ltd. .....................       70,000        319,159
    Sony Corp. - ADR ...........        1,500         43,500        The Chiba Bank, Ltd. .......        9,000         53,830

                          The accompanying notes are an integral part of the financial statements.

                                                             88

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
  JAPAN -- (CONTINUED)                                            JAPAN -- (CONTINUED)
    The Daishi Bank, Ltd. ......       12,000   $     40,094        Tomoe Engineering Co.,
    The Gunma Bank, Ltd. .......       12,000         61,372          Ltd. .....................        1,500   $     20,139
    The Hachijuni Bank, Ltd. ...       25,000        145,890        Tomoku Co., Ltd. ...........       20,000         43,641
    The Higo Bank, Ltd. ........        8,000         44,576        Toppan Printing Co., Ltd. ..       32,000        260,547
    The Hokkoku Bank, Ltd. .....        7,000         25,050        Torii Pharmaceutical Co.,
    The Hyakugo Bank, Ltd. .....        8,000         35,387          Ltd. .....................        3,300         62,569
    The Iyo Bank, Ltd. .........        4,000         32,541        Toshiba Corp.* .............       29,000        160,917
    The Japan Steel Works,                                          Tosoh Corp. ................       30,000         82,851
      Ltd. .....................          553          7,051        Toyo Seikan Kaisha, Ltd. ...        5,400         82,263
    The Joyo Bank, Ltd. ........       18,000         72,332        Toyo Wharf & Warehouse Co.,
    The Juroku Bank, Ltd. ......       12,000         43,819          Ltd. .....................        9,000         16,178
    The Kansai Electric Power                                       Toyoda Gosei Co., Ltd. .....        1,300         39,382
      Co. Inc. .................        9,400        212,124        Toyota Auto Body Co.,
    The Nishi-Nippon City Bank,                                       Ltd. .....................        1,400         26,493
      Ltd. .....................       28,000         68,562        Toyota Boshoku Corp. .......        3,930         87,746
    The San-In Godo Bank,                                           Toyota Motor Corp. .........       34,958      1,473,849
      Ltd. .....................        5,000         38,951        Toyota Tsusho Corp. ........        4,700         69,548
    The Shiga Bank, Ltd. .......        8,000         45,203        Tsurumi Manufacturing Co.,
    The Shizuoka Bank, Ltd. ....        8,000         69,636          Ltd. .....................        1,000          7,483
    The Sumitomo Trust &                                            Unicharm Corp. .............          700         65,622
      Banking Co., Ltd. ........       12,000         58,920        Universe Co., Ltd. .........        7,900        102,571
    The Suruga Bank, Ltd. ......        5,000         43,571        UNY Co., Ltd. ..............        7,400         52,184
    The Toho Bank, Ltd. ........        7,000         21,174        Usen Corp.* ................       11,186          6,223
    TKC ........................        2,700         51,232        VITAL KSK HOLDINGS, Inc.* ..        5,000         29,517
    Toda Corp. .................       11,000         35,254        Wellnet Corp. ..............           12          7,999
    Toenec Corp. ...............        7,000         39,921        West Japan Railway Co. .....           44        147,515
    Toho Gas Co., Ltd. .........        5,000         26,567        Wowow, Inc. ................           30         54,400
    Tohokushinsha Film Corp. ...        1,800          9,228        Yachiyo Industry Co.,
    Token Corp. ................        5,840        131,074          Ltd. .....................        1,700         12,820
    Tokio Marine Holdings,                                          Yamaguchi Financial Group,
      Inc ......................       10,000        272,889          Inc ......................        8,000         74,260
    Tokuyama Corp. .............        3,000         16,774        Yamaha Corp. ...............        3,100         37,350
    Tokyo Electric Power Co.,                                       Yamaha Motor Co., Ltd.* ....        6,500         82,206
      Inc ......................       22,100        554,670        Yamato Holdings Co., Ltd. ..       21,000        292,318
    Tokyo Electron, Ltd. .......        1,900        121,956        Yamato Kogyo Co., Ltd. .....        2,500         81,737
    Tokyo Gas Co., Ltd. ........       29,000        115,756        Yokogawa Electric Corp. ....        2,400         21,195
    Tokyo Rakutenchi Co.,                                           Yondenko Corp. .............        4,000         21,037
      Ltd. .....................        8,000         32,873        Yuraku Real Estate Co.,
    Tokyo Steel Manufacturing                                         Ltd. .....................        6,000         19,031
      Co., Ltd. ................        4,500         50,659        Yurtec Corp. ...............        6,000         32,011
    Tokyo Tatemono Co., Ltd. ...       33,000        126,941                                                    ------------
    Tokyo Tekko Co., Ltd. ......        7,000         20,349       TOTAL JAPAN ..............................     45,713,579
    Tokyu Land Corp. ...........       21,000         78,007                                                    ------------
    Tomen Devices Corp. ........          700         11,754      JORDAN -- 0.2%
    Tomen Electronics Corp. ....        2,000         19,419        Arab Bank PLC ..............       22,005        376,349
                                                                    Arab Potash Co. ............        2,100        107,509

                          The accompanying notes are an integral part of the financial statements.

                                                             89

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
  JORDAN -- (CONTINUED)                                           LEBANON -- 0.0%
    Capital Bank of Jordan* ....       18,700   $     41,218        Solidere - GDR .............        9,400   $    230,300
    Jordan Petroleum                                                                                            ------------
      Refinery Co ..............        1,380         13,222       TOTAL LEBANON ............................        230,300
    Jordan Phosphate Mines .....        1,600         40,526                                                    ------------
    Jordan Steel ...............        5,259         17,715      LITHUANIA -- 0.1%
    Jordanian Electric Power                                        Apranga PVA*(1) ............      137,400        156,975
      Co .......................       17,117        100,337        Invalda PVA* ...............       17,284         13,214
    Lafarge Jordan Cement ......        3,000         30,035        Lietuvos Energija*(1) ......       17,374         17,024
    Middle East                                                     Lifosa PVA* ................        4,400         50,888
      Complex*(1) ..............        3,860          8,034        Panevezio Statybos
    Taameer Jordan                                                    Trestas ..................       16,900         26,558
      Holdings PSC* ............       12,900          8,526        Pieno Zvaigzdes ............       10,687         12,976
    United Arab Investors* .....       17,000         10,360        Rytu Skirstomieji
                                                ------------          Tinklai* .................       26,729         20,274
   TOTAL JORDAN .............................        753,831        Sanitas* ...................        9,500         37,471
                                                ------------        Siauliu Bankas* ............       30,912         14,421
  KAZAKHSTAN -- 0.1%                                                Ukio Bankas* ...............      252,062        111,277
    KazMunaiGas                                                                                                 ------------
      Exploration                                                  TOTAL LITHUANIA ..........................        461,078
      Production GDR ...........       12,500        311,250                                                    ------------
                                                ------------      LUXEMBOURG -- 0.5%
   TOTAL KAZAKHSTAN .........................        311,250        ArcelorMittal (London
                                                ------------          Exchange) ................        9,858        450,572
  KENYA -- 0.2%                                                     ArcelorMittal (New York
    Athi River Mining, Ltd. ....       30,000         43,632          Exchange) ................       30,100      1,377,075
    Bamburi Cement Co.,                                             Evraz Group SA GDR -
      Ltd.(1) ..................       23,000         47,297          Registered Shares* .......        9,335        263,714
    Barclays Bank of Kenya,                                         SES SA .....................        6,178        139,173
      Ltd. .....................       48,400         28,715        Tenaris SA .................          944         20,344
    Centum Investment Co.,                                          Ternium SA - ADR* ..........        8,745        309,748
      Ltd.* ....................      102,300         15,173                                                    ------------
    East African Breweries,                                        TOTAL LUXEMBOURG .........................      2,560,626
      Ltd. .....................       87,480        166,718                                                    ------------
    Equity Bank, Ltd. ..........      331,000         62,622      MALAYSIA -- 0.7%
    Kenya Airways, Ltd.(1) .....      195,900         92,333        Alliance Financial Group
    Kenya Commercial Bank,                                            Bhd ......................       28,800         22,675
      Ltd. .....................      332,800         90,210        Astro All Asia Networks
    Kenya Electricity                                                 PLC ......................       23,200         20,255
      Generating Co., Ltd. .....      268,600         45,806        Batu Kawan Bhd .............       12,600         37,768
    Mumias Sugar Co., Ltd. .....      238,200         21,512        British American
    Nation Media Group .........       24,200         37,599          Tobacco Bhd ..............        6,700         83,630
    Safaricom, Ltd. ............    2,918,600        174,439        Bumiputra-Commerce
    Standard Chartered                                                Holdings Bhd .............       18,800         70,351
    Bank Kenya, Ltd. ...........        9,200         19,530        Bursa Malaysia Bhd .........       14,500         33,657
                                                ------------        Dialog Group Bhd ...........       85,170         32,615
   TOTAL KENYA ..............................        845,586        Digi.com Bhd ...............        5,000         32,051
                                                ------------        Eastern & Oriental Bhd* ....       15,700          4,761
  LATVIA -- 0.0%                                                    EON Capital Bhd ............       96,400        192,104
    Latvian Shipping Co.*(1) ...       91,206         73,732        Genting Bhd ................      156,700        334,003
                                                ------------        Hong Leong Bank Bhd ........       16,400         38,857
   TOTAL LATVIA .............................         73,732        IJM Corp. Bhd ..............       61,460         80,181
                                                ------------

                          The accompanying notes are an integral part of the financial statements.

                                                             90

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
  MALAYSIA -- (CONTINUED)                                         MALAYSIA -- (CONTINUED)
    IOI Corp. Bhd ..............       32,480   $     51,719        YTL Power International
    KLCC Property                                                     Bhd ......................      113,816   $     74,405
      Holdings Bhd .............       54,800         54,910        Zelan Bhd* .................       17,600          3,471
    KNM Group Bhd ..............      108,300         24,129                                                    ------------
    Kuala Lumpur Kepong                                            TOTAL MALAYSIA ...........................      3,394,642
      Bhd ......................       22,300        107,233                                                     ------------
    Kulim Malaysia Bhd .........       24,400         53,660      MAURITIUS -- 0.2%
    Lion Industries Corp.                                           Ireland Blyth, Ltd.(1) .....       18,300         24,479
      Bhd ......................       88,800         35,222        Mauritius Commercial
    Malayan Banking Bhd ........      183,590        366,673          Bank .....................       77,100        355,191
    Malaysian Airline                                               Mauritius Development
      System Bhd* ..............       64,500         51,065          Investment Trust Co.,
    Malaysian Resources                                               Ltd.(1) ..................      221,000         33,496
      Corp. Bhd* ...............       55,800         22,166        Naiade Resorts, Ltd. .......        7,000          8,303
    MISC Bhd ...................       32,000         78,487        New Mauritius Hotels,
    MMC Corp. Bhd ..............       90,800         64,205          Ltd. .....................       18,900         83,143
    Muhibbah Engineering                                           Rogers & Co., Ltd.(1) .......        7,100         69,895
      M Bhd ....................       68,300         19,822        State Bank of Mauritius,
    Multi-Purpose Holdings                                            Ltd. .....................       74,300        195,633
      Bhd ......................       94,600         51,511        Sun Resorts, Ltd. -
    Pelikan International                                             Class A ..................       24,969         56,768
      Corp. Bhd ................       20,700          8,287                                                    ------------
    Petronas Dagangan Bhd ......       17,900         45,411       TOTAL MAURITIUS .............                     826,908
    PPB Group Bhd ..............       33,700        156,675                                                    ------------
    Proton Holdings Bhd* .......      102,500        116,467      MEXICO -- 2.0%
    Public Bank Bhd ............       28,285         93,266        Alfa SAB de CV -
    Ranhill Bhd ................       52,000         12,628          Class A ..................       28,500        179,209
    RHB Capital Bhd ............       21,200         32,718        America Movil SAB de
    Samling Global Bhd .........      354,000         30,783          CV - Series L ............      647,200      1,522,272
    SapuraCrest Petroleum Bhd ..      132,200         94,901        America Movil SAB de
    Scomi Group Bhd ............       69,500          8,966          CV - Series L ADR ........       25,435      1,194,936
    Shell Refining Co.                                              Axtel SAB de CV* ...........       16,800         15,141
      Federation of Malaya                                          Banco Compartamos SA
      Bhd ......................        9,800         30,055          de CV ....................       27,000        139,355
    Sime Darby Bhd .............      113,446        296,388        Carso Global Telecom
    SP Setia Bhd ...............       19,800         22,618          SAB de CV -
    TA Ann Holdings Bhd ........       11,000         15,410          Series A1* ...............       14,200         63,304
    Tanjong PLC ................        7,700         37,804        Carso Infraestructura y
    Telekom Malaysia Bhd .......       77,100         68,768          Construccion SAB de CV* ..       41,900         25,655
    Tenaga Nasional Bhd ........       39,300         96,143        Cemex SAB de CV* ...........      614,004        727,494
    Titan Chemicals Corp.                                           Cemex SAB de CV - ADR* .....        6,783         80,175
      Bhd* .....................       75,100         26,622        Coca-Cola Femsa SAB
    TM International Bhd* ......        9,000          8,003          de CV - Series L .........       33,300        219,344
    UMW Holdings Bhd ...........       15,400         28,528        Consorcio ARA SAB
    Wah Seong Corp. Bhd ........       35,625         24,353          de CV* ...................       21,400         14,886
    WCT Engineering Bhd ........       35,466         26,838        Controladora Comercial
    YTL Corp. Bhd ..............       33,558         71,424          Mexicana SAB
                                                                      de CV* ...................       13,600         11,404

                          The accompanying notes are an integral part of the financial statements.

                                                             91
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

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
  MEXICO -- (CONTINUED)                                           MEXICO -- (CONTINUED)
    Corp GEO SAB de CV -                                            Impulsora Del Desarrollo
      Series B* ................       87,300   $    231,830          Y El Empleo en
    Corp Interamericana de                                            America Latina SAB
      Entretenimiento SAB                                             de CV* ...................       94,900   $     96,119
      de CV - Series B* ........       18,679          9,638        Industrias CH SAB de
    Corp Moctezuma, SAB                                               CV - Series B* ...........        7,500         26,343
      de CV ....................       20,900         47,928        Industrias Penoles SAB
    Desarrolladora Homex SAB de                                       de CV ....................        5,150        110,622
      CV - ADR* ................        3,893        130,883        Kimberly-Clark de
    Desarrolladora Homex                                              Mexico SAB de CV -
      SAB de CV* ...............        9,200         51,619          Series A .................       14,000         62,680
    Empresas ICA SAB                                                Mexichem SAB de CV .........       25,592         48,927
      de CV* ...................       47,700        111,210        Organizacion Soriana
    Fomento Economico                                                 SAB de CV -
      Mexicano SAB de CV,                                             Series B.....* ...........       10,800         26,955
      ADR ......................        6,115        292,786        Promotora Y Operadora
    Fomento Economico                                                 de Infraestructura SAB
      Mexicano, SAB                                                   de CV* ...................       36,900         82,646
      de CV ....................       75,300        361,247        Telefonos de Mexico
    Grupo Aeroportuario del                                           SAB de CV ................      181,500        151,227
      Centro Norte, SAB                                             Telmex Internacional
      de CV ....................       17,800         29,472          SAB de CV - Class L ......      125,300        111,105
    Grupo Aeroportuario del                                         TV Azteca SAB de CV ........       38,700         20,945
      Pacifico, SAB de CV -                                         Urbi Desarrollos Urbanos
      Class B ..................       14,700         45,857          SAB de CV* ...............       22,900         51,640
    Grupo Aeroportuario del                                         Wal-Mart de Mexico
      Sureste, SAB de CV -                                            SAB de CV - Series V .....      146,500        652,879
      Class B ..................        7,500         38,865                                                    ------------
    Grupo Bimbo SAB de CV -                                        TOTAL MEXICO .............................      9,426,466
      Series A .................        9,900         64,476                                                    ------------
    Grupo Carso SAB de                                            MOROCCO -- 0.3%
      CV - Series A1 ...........       34,000        103,986        Attijariwafa Bank ..........        4,709        161,593
    Grupo Elektra SAB                                               Banque Centrale
      de CV ....................        1,800         86,822          Populaire ................          590         18,157
    Grupo Financiero Banorte                                        Banque Marocaine du
      SAB de CV -                                                     Commerce et de
      Series O .................      155,760        561,746          l'Industrie ..............          320         37,591
    Grupo Financiero                                                Banque Marocaine du
      Inbursa SAB de CV -                                             Commerce Exterieur .......        5,670        190,565
      Series O .................       75,000        221,297        Brasseries Maroc ...........          171         73,383
    Grupo Mexico SAB de                                             Ciments du Maroc ...........          250         59,612
      CV - Series B ............      414,073        945,133        Compagnie Generale
    Grupo Modelo SAB de                                               Immobiliere ..............          270         55,785
      CV - Series C* ...........       26,537        147,270        Credit Immobilier et
    Grupo Simec SAB de                                                Hotelier .................          800         32,050
      CV - Series B* ...........       12,500         34,676        Douja Promotion Groupe
    Grupo Televisa SA, ADR .....        3,395         70,480          Addoha SA ................        5,300         69,531
    Grupo Televisa SAB .........       49,026        203,982        Lafarge Ciments ............          375         67,323
                                                                    Managem* ...................          600         18,262

                          The accompanying notes are an integral part of the financial statements.

                                                             92
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

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
  MOROCCO -- (CONTINUED)                                          NETHERLANDS -- (CONTINUED)
    Maroc Telecom ..............       13,200   $    227,062        STMicroelectronics NV ......       51,519   $    476,047
    ONA SA .....................          844        137,514        TNT NV .....................        3,827        117,579
    SAMIR* .....................          440         30,528        Unilever NV ................       35,593      1,158,437
    Societe Nationale                                               Wavin NV ...................       19,902         49,495
      d'Investissement .........          420         88,143        Wolters Kluwer NV ..........        1,718         37,572
    Sonasid ....................          210         51,919        X5 Retail Group NV - GDR* ..        2,700         85,589
                                                ------------                                                    ------------
   TOTAL MOROCCO ............................      1,319,018       TOTAL NETHERLANDS ........................     16,151,425
                                                ------------                                                    ------------
  NETHERLANDS -- 3.4%                                             NEW ZEALAND -- 0.0%
    Aegon NV* ..................       40,393        258,660        Contact Energy, Ltd.* ......        6,777         30,170
    Akzo Nobel NV ..............        5,306        351,866        Fletcher Building, Ltd. ....       19,041        109,859
    Amrest Holdings NV* ........        1,200         34,232        Restaurant Brands New
    Amsterdam Commodities NV ...        1,732         13,492          Zealand, Ltd. ............       11,999         14,627
    ASML Holding NV ............          507         17,310        Telecom Corp. of New
    Ballast Nedam ..............          600         13,052          Zealand, Ltd. ............       21,407         38,456
    Corio NV ...................          587         39,992                                                    ------------
    European Aeronautic Defence                                    TOTAL NEW ZEALAND ........................        193,112
      and Space Co. NV .........       59,472      1,195,454                                                    ------------
    Gamma Holding NV* ..........        1,330         19,959      NIGERIA -- 0.2%
    Heineken Holding NV ........        2,275         95,148        Access Bank PLC ............      272,500         13,956
    Heineken NV ................        4,612        218,948        African Petroleum PLC ......       61,333         13,807
    ING Groep NV - CVA* ........      158,028      1,521,869        Diamond Bank PLC ...........      294,470         14,576
    Koninklijke Ahold NV .......        2,100         27,822        Ecobank Transnational,
    Koninklijke Boskalis                                              Inc. .....................      262,889         26,447
      Westminster NV ...........          245          9,432        Fidelity Bank PLC ..........      533,000          8,578
    Koninklijke DSM NV .........       19,975        981,440        First Bank of Nigeria PLC ..    1,247,771        117,266
    Koninklijke KPN NV .........       22,118        375,950        First City Monument Bank
    Koninklijke Philips                                               PLC* .....................      279,500         13,426
      Electronics NV ...........       24,599        727,129        Flour Mills Nigeria PLC ....       77,990         18,780
    Koninklijke Philips                                             Guaranty Trust Bank PLC ....      760,045         78,771
      Electronics NV - NY                                           Guinness Nigeria PLC .......       45,800         38,983
      Regs .....................       10,200        300,288        Intercontinental Bank
    New World Resources NV -                                          PLC* .....................      386,600          4,155
      Class A* .................       16,070        141,300        Lafarge Cement WAPCO Nigeria
    QIAGEN NV* .................        1,626         36,618          PLC ......................      142,000         28,630
    Randstad Holdings NV* ......        1,718         85,483        Nestle Foods Nigeria PLC ...       26,500         42,431
    Reed Elsevier NV ...........        5,572         68,365        Nigerian Breweries PLC .....      207,400         73,541
    Royal Dutch Shell PLC -                                         Oando PLC ..................       42,240         26,704
      ADR ......................       49,650      2,886,154        Oceanic Bank International
    Royal Dutch Shell PLC -                                           PLC* .....................      399,300          4,514
      Class A ..................      126,504      3,816,765        PlatinumHabib Bank PLC* ....      199,600          1,768
    Royal Dutch Shell PLC -                                         Skye Bank PLC* .............    1,315,000         48,683
      Class B ..................       32,960        959,900
    SBM Offshore NV ............        1,533         30,078

                          The accompanying notes are an integral part of the financial statements.

                                                             93
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

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
  NIGERIA -- (CONTINUED)                                          PAKISTAN -- 0.2%
    UAC of Nigeria PLC .........       99,400   $     24,524        Engro Chemical Pakistan,
    Union Bank Nigeria PLC* ....      214,200          8,597          Ltd ......................       23,900   $     51,944
    United Bank For Africa                                          Fauji Fertilizer Co.,
      PLC* .....................      859,562         62,096          Ltd. .....................       31,350         38,267
    Zenith Bank, Ltd.* .........      401,100         36,690        HUB Power Co. ..............      151,500         55,840
                                                ------------        Jahangir Siddiqui & Co.,
   TOTAL NIGERIA ............................        706,923          Ltd. .....................      142,300         50,744
                                                ------------        Lucky Cement, Ltd. .........       51,000         40,139
  NORWAY -- 0.5%                                                    MCB Bank Ltd. ..............       45,000        117,234
    Blom ASA* ..................          500          1,135        National Bank of Pakistan ..       51,480         45,403
    DnB NOR ASA* ...............       24,564        265,187        Nishat Mills, Ltd. .........      121,000        100,302
    Norsk Hydro ASA* ...........       37,085        311,530        Oil & Gas Development Co.,
    Norske Skogindustrier                                             Ltd. .....................       64,900         85,131
      ASA* .....................       43,853         72,674        Pakistan Petroleum, Ltd. ...       25,920         58,277
    Orkla ASA ..................       25,979        254,876        Pakistan State Oil Co.,
    Sparebank 1 SMN ............          480          4,451          Ltd. .....................       11,700         41,341
    StatoilHydro ASA ...........       44,637      1,113,233        Pakistan Telecommunication
    Storebrand ASA* ............       14,783        100,609          Co., Ltd. ................      135,000         28,257
    Telenor ASA* ...............       22,762        317,979        United Bank, Ltd. ..........       90,000         62,384
    Veidekke ASA ...............          200          1,712                                                    ------------
    Yara International ASA .....        2,210        100,103       TOTAL PAKISTAN ...........................        775,263
                                                ------------                                                    ------------
   TOTAL NORWAY .............................      2,543,489      PERU -- 0.3%
                                                ------------        Alicorp SA(1) ..............      102,800         97,854
  OMAN -- 0.2%                                                      Austral Group SA* ..........      425,900         41,278
    Bank Dhofar SAOG ...........       27,170         51,585        Banco Continental ..........       31,394         98,345
    Bank Muscat SAOG ...........       47,300        100,007        Cia de Minas Buenaventura
    Dhofar International                                              SA - ADR .................        6,700        224,249
      Development & Investment                                      Cia Minera Milpo SA ........       26,516         71,591
      Holding Co. SAOG .........        8,500          8,922        Corp Aceros Arequipa
    Galfar Engineering &                                              SA*(1) ...................       24,050         16,816
      Contracting SAOG .........       31,400         47,142        Credicorp, Ltd. ............        1,900        145,141
    National Bank of Oman,                                          Ferreyros SA(1) ............      120,093        109,742
      Ltd ......................       48,170         40,062        Minsur SA* .................       35,553         81,837
    Oman Cables Industry .......       12,100         45,703        Sociedad Minera Cerro Verde
    Oman Cement Co. ............       25,000         48,327          SA .......................        1,400         32,620
    Oman Flour Mills ...........       34,000         56,292        Sociedad Minera el Brocal
    Oman International Bank ....       75,900         58,379          SA .......................        5,700         85,806
    Oman National Investment                                        Southern Copper Corp. ......        9,200        302,772
      Corp. Holdings* ..........       16,900         22,358                                                    ------------
    Oman Oil Marketing Co. .....       13,300         31,821       TOTAL PERU ...............................      1,308,051
    Oman Telecommunications                                                                                     ------------
      Co .......................       44,700        150,722      PHILIPPINES -- 0.3%
    Renaissance Services Co. ...                                    Aboitiz Equity Ventures,
      SAOG* ....................       35,992         71,171          Inc.(1) ..................    1,086,900        211,567
                                                ------------        Atlas Consolidated Mining &
   TOTAL OMAN ...............................        732,491          Development* .............      330,000         64,709
                                                ------------

                          The accompanying notes are an integral part of the financial statements.

                                                             94

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
  PHILIPPINES -- (CONTINUED)                                      POLAND -- (CONTINUED)
    Ayala Land, Inc. ...........      285,100   $     68,901        KGHM Polaksa Miedz SA ......       22,835   $    841,770
    Banco De Oro Unibank,                                           LPP SA* ....................           90         49,923
      Inc. .....................       52,400         44,121        Mostalzab SA* ..............       17,000         23,394
    Bank of the Philippine                                          Mostostal-Warszawa SA* .....        2,300         48,785
      Islands ..................       55,580         57,405        Multimedia Polska SA* ......       19,300         47,000
    Energy Development Corp. ...      733,750         74,186        Netia SA* ..................       21,500         36,673
    International Container Term                                    Orbis SA* ..................        2,900         44,879
      Services, Inc. ...........       80,800         39,103        PBG SA* ....................        1,090         77,085
    Jollibee Foods Corp. .......       47,600         56,394        Polimex Mostostal SA .......       51,700         71,200
    Manila Electric Co. ........       66,110        291,784        Polish Energy Partners
    Metropolitan Bank & Trust ..       88,500         85,686          SA* ......................        4,100         47,071
    Philex Mining Corp.* .......      338,750        116,852        Polnord SA* ................        1,000         12,102
    Philippine Long Distance                                        Polska Grupa Farmaceutyczna
      Telephone Co. ............        3,200        180,657          SA* ......................        1,200         15,570
    San Miguel Corp. -                                              Polski Koncern Miesny Duda
      Class B ..................      125,900        187,702          SA* ......................       19,100          8,428
    SM Prime Holdings, Inc. ....      287,400         60,529        Polski Koncern Naftowy
    Union Bank of Philippines ..      109,400         87,628          Orlen* ...................       17,850        210,603
                                                ------------        Polskie Gornictwo Naftowe I
   TOTAL PHILIPPINES ........................      1,627,224          Gazownictwo SA ...........       50,940         67,219
                                                ------------        Powszechna Kasa Oszczednosci
  POLAND -- 1.0%                                                      Bank Polski SA ...........       57,771        762,159
    Agora SA* ..................        8,600         66,874        Przedsiebiorstwo Eksportu I
    Asseco Poland SA ...........        6,260        137,116          Importu Kopex SA* ........        3,300         29,774
    Bank Handlowy W Warszawie                                       Synthos SA* ................       99,800         40,229
      SA* ......................        1,500         36,333        Telekomunikacja Polska SA ..       46,720        258,336
    Bank Millennium SA* ........       22,000         36,528        TVN SA .....................       25,250        125,519
    Bank Pekao SA* .............       12,000        673,755        Vistula Group SA* ..........       12,900         10,171
    Bank Zachodni WBK SA* ......        1,860        122,512        Zaklad Przetworstwa
    BRE Bank SA* ...............          650         58,646          Hutniczego Stalprodukt
    Budimex SA .................          950         24,146          SA .......................          250         51,617
    Cersanit-Krasnystaw SA* ....        9,300         52,977                                                    ------------
    ComArch SA* ................          400         13,190       TOTAL POLAND .............................      4,510,184
    Cyfrowy Polsat SA ..........       13,930         66,019                                                    ------------
    Dom Development SA .........        1,800         27,139      PORTUGAL -- 0.1%
    Eurocash SA ................       11,800         64,479        Banco Comercial Portugues
    Galp Energia SGPS SA -                                            SA - Class R .............      102,409        123,418
      B Shares .................        1,246         21,522        Banco Espirito Santo SA ....        5,165         33,640
    Getin Holding SA* ..........       18,000         55,345        Brisa Auto Estradas de
    Globe Trade Centre SA* .....        8,100         72,353          Portugal SA ..............        5,473         56,238
    Grupa Kety SA* .............          450         18,931        Cimpor Cimentos de Portugal
    Grupa Lotos SA* ............        2,600         28,664          SGPS SA ..................        4,175         38,375
    ING Bank Slaski SA* ........          200         54,148        Corticeira Amorim SA* ......       13,603         18,341

                          The accompanying notes are an integral part of the financial statements.

                                                             95

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 PORTUGAL -- (CONTINUED)
   EDP - Energias de
     Portugal SA ...............       25,109   $    111,787     RUSSIA -- 2.6%
   Portugal Telecom                                                AvtoVAZ* ....................       92,900   $     45,740
     SGPS SA ...................        3,327         40,596       CTC Media, Inc.* ............        4,400         65,560
                                                ------------       Evraz Group SA - GDR* .......        1,400         39,122
  TOTAL PORTUGAL ............................        422,395       Fifth Power Generation
                                                ------------         Co., OGK-5* ...............      321,200         23,705
 QATAR -- 0.3%                                                     Gazprom Neft JSC -
   Aamal Holding* ..............        7,250         70,276         ADR .......................          600         16,410
   Barwa Real Estate Co.* ......        4,856         43,914       Gazprom OAO - ADR
   Commercial Bank of                                                (London Exchange) .........       55,100      1,391,393
     Qatar .....................        3,008         51,021       Gazprom OAO - ADR
   Doha Bank QSC ...............        5,658         72,807         (New York Exchange) .......       48,673      1,219,259
   First Finance Co. ...........        3,938         24,387       Irkutsk Elek Net* ...........       82,604          4,578
   Gulf International                                              Irkutskenergo OJSC* .........       79,800         37,107
     Services OSC ..............        5,000         42,193       JSC Gazprom Neft ............        8,500         47,175
   Industries Qatar ............        8,430        263,069       KAMAZ* ......................       31,400         67,055
   Masraf Al Rayan .............       25,900         95,689       LUKOIL - ADR (London
   Qatar Electricity &                                               Exchange) .................       10,700        606,337
     Water Co. .................        2,230         61,263       LUKOIL - ADR (New
   Qatar Fuel Co. ..............        1,900         82,625         York Exchange) ............       14,123        796,537
   Qatar Gas Transport                                             Magnit OAO ..................        2,150        123,755
     Co. Nakilat* ..............       20,100        132,439       Mechel - Sponsored ADR ......       12,786        240,633
   Qatar Insurance Co. .........        1,715         29,250       Miikhaylovsky Gok CNV .......       56,000             62
   Qatar International                                             Mining & Metallurgical
     Islamic Bank ..............        1,680         21,005         Co., Norilsk Nickel -
   Qatar Islamic Bank ..........        4,370         93,063         ADR* ......................       40,811        585,638
   Qatar National Bank .........        3,255        133,121       MMC Norilsk Nickel
   Qatar Navigation ............        2,253         39,907         JSC - ADR* ................       21,000        297,934
   Qatar Real Estate                                               Mobile Telesystems
     Investment Co. ............        3,864         28,631         OJSC ......................       25,700        186,839
   Qatar Shipping Co. ..........        3,740         33,213       Mobile Telesystems
   Qatar Telecom Q-Tel                                               OJSC - ADR ................        6,484        317,003
     QSC .......................        4,873        194,479       NovaTek OAO - GDR ...........        4,490        275,542
                                                ------------       Novolipetsk Steel -
  TOTAL QATAR ...............................      1,512,352         GDR*(1) ...................       12,754        389,839
                                                ------------       Novorossiysk Sea Trade
 ROMANIA -- 0.2%                                                     Port - GDR ................          300          3,375
   Antibiotice .................      128,000         27,017       Polyus Gold Co. - ADR .......        2,400         66,312
   Banca Transilvania ..........      300,245        215,094       Rosneft Oil Co. - GDR .......      120,888      1,031,775
   Biofarm Bucuresti* ..........    1,024,687         68,515       Rostelecom - ADR ............        1,866         51,035
   BRD-Groupe Societe                                              Sberbank of Russian
     Generale ..................       78,200        339,150         Federation ................      878,701      2,468,271
   Rompetrol Rafinare SA* ......      950,800         19,966       Severstal*(1) ...............        4,300         36,292
   SNP Petrom SA* ..............    1,768,000        148,268         Severstal - GDR
   Transelectrica SA ...........        6,650         30,178       Reg S*(1) ...................          826          6,971
                                                ------------       Severstal RegS GDR* .........        2,200         20,900
  TOTAL ROMANIA .............................        848,188       Sistema JSFC - GDR* .........        3,500         73,053
                                                ------------       Surgutneftegaz - ADR ........       47,500        379,555

                          The accompanying notes are an integral part of the financial statements.

                                                             96

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 RUSSIA -- (CONTINUED)                                            SINGAPORE -- (CONTINUED)
   Tatneft - ADR* ..............        6,638   $    181,217       QAF, Ltd. ...................       29,000   $     10,734
   Tatneft - GDR ...............        4,000        115,578       SembCorp Industries,
   TGK-2* ......................      665,824            153         Ltd .......................       33,000         86,230
   TMK OAO - GDR* ..............        1,300         23,106       Singapore Airlines, Ltd. ....       31,000        328,320
   Unified Energy System                                           Singapore Airport
     of Russia - GDR* ..........        4,700        493,500         Terminal Services,
   Uralkali - GDR* .............          808         16,968         Ltd .......................       13,630         26,485
   Vimpel-Communications -                                         Singapore Exchange, Ltd. ....        3,000         17,665
     ADR .......................       15,638        290,710       Singapore Press
   Vsmpo-Avisma Corp. ..........          200         12,600         Holdings, Ltd. ............       29,000         75,494
   VTB Bank OJSC -                                                 Singapore
     Registered Shares .........       15,256         64,686         Telecommunications,
   Wimm-Bill-Dann Foods                                              Ltd .......................       93,000        204,843
     OJSC - ADR* ...............        7,200        171,576       United Overseas Bank,
   X5 Retail Group NV -                                              Ltd .......................        7,000         97,438
     GDR* ......................          900         28,710       United Overseas Land
                                                ------------         Group, Ltd. ...............       58,000        167,145
  TOTAL RUSSIA ..............................     12,313,566       UOB-Kay Hian Holdings,
                                                ------------         Ltd .......................       10,000         10,717
 SINGAPORE -- 0.9%                                                 Venture Corp., Ltd. .........       13,000         81,553
   CapitaLand, Ltd. ............       70,000        207,659       Wilmar International, Ltd ...       16,000         72,752
   Chemoil Energy, Ltd. ........       59,000         23,010                                                    ------------
   City Developments, Ltd. .....        9,000         73,589      TOTAL SINGAPORE ...........................      4,099,522
   ComfortDelgro Corp.,                                                                                         ------------
     Ltd .......................        7,000          8,142     SLOVENIA -- 0.1%
   CSE Global, Ltd. ............       54,000         33,121       Gorenje Velenje* ............        2,600         45,961
   DBS Group Holdings,                                             Krka dd Novo mesto ..........        2,670        244,396
     Ltd .......................       55,000        597,904       Luka Koper* .................        1,120         38,231
   Fraser & Neave, Ltd. ........       54,000        160,518       Mercator Poslovni Sistem ....          300         65,857
   Golden Agri-Resources,                                          Nova Kreditna Banka
     Ltd.* .....................      353,040        127,222          Maribor ..................        4,800         78,212
   GuocoLeisure, Ltd. ..........       11,000          5,448       Petrol ......................          110         50,765
   Hi-P International, Ltd. ....      126,000         64,795       SAVA ........................          100         34,364
   Ho Bee Investment, Ltd. .....       68,000         82,931       Telekom Slovenije DD ........          400         77,150
   Hong Leong Finance,                                                                                          ------------
     Ltd .......................       15,000         33,626      TOTAL SLOVENIA ............................        634,936
   Jardine Cycle & Carriage,                                                                                    ------------
     Ltd .......................       46,251        883,065     SOUTH AFRICA -- 1.6%
   K1 Ventures, Ltd. ...........      373,000         42,477       ABSA Group, Ltd. ............       19,534        338,767
   Keppel Corp., Ltd. ..........        9,000         52,426       Adcorp Holdings, Ltd. .......       10,600         35,679
   Macquarie International                                         Aeci, Ltd. ..................        3,000         25,055
     Infrastructure Fund,                                          African Bank Investments,
     Ltd .......................      464,000        149,727         Ltd .......................       11,480         46,206
   Neptune Orient Lines,                                           African Rainbow Minerals,
     Ltd .......................       41,500         48,437         Ltd .......................        2,100         49,216
   Oversea-Chinese Banking                                         Allied Electronics Corp.,
     Corp., Ltd. ...............       48,029        309,266         Ltd .......................        4,900         18,177
   People's Food Holdings,                                         Anglo Platinum, Ltd.* .......          900         96,095
     Ltd .......................       38,000         16,783       AngloGold Ashanti, Ltd. .....        3,643        147,566

                          The accompanying notes are an integral part of the financial statements.

                                                             97

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 SOUTH AFRICA -- (CONTINUED)                                     SOUTH AFRICA -- (CONTINUED)
   ArcelorMittal South                                             Reunert, Ltd. ...............        6,700   $     52,781
     Africa, Ltd. ..............        2,610   $     36,165       RMB Holdings, Ltd. ..........       18,000         71,865
   Aspen Pharmacare                                                SA Corporate Real Estate
     Holdings, Ltd.* ...........       25,203        250,934         Fund ......................       99,600         35,087
   Astral Foods, Ltd. ..........        1,200         16,551       Sanlam, Ltd. ................      138,712        426,588
   Aveng, Ltd. .................       19,000        102,362       Sappi, Ltd.* ................       13,300         63,625
   AVI, Ltd. ...................       12,300         34,949       Sasol, Ltd. .................        8,800        352,650
   Barloworld, Ltd. ............        7,400         45,090       Shoprite Holdings, Ltd. .....       12,600        110,779
   Bidvest Group, Ltd. .........       12,625        220,097       Standard Bank Group,
   DataTec, Ltd. ...............       18,700         67,825         Ltd .......................       16,400        225,256
   Discovery Holdings, Ltd. ....        7,999         34,604       Steinhoff International
   Eqstra Holdings, Ltd.* ......        9,300          8,281         Holdings, Ltd.* ...........      148,660        416,473
   Exxaro Resources, Ltd. ......        3,700         52,081       Sun International, Ltd.* ....        4,500         57,754
   FirstRand, Ltd. .............       59,000        145,993       Telkom SA, Ltd. .............       10,100         51,069
   Foschini, Ltd. ..............        5,700         46,472       The Spar Group, Ltd. ........        7,200         69,208
   Fountainhead Property                                           Tiger Brands, Ltd. ..........        3,800         87,769
     Trust .....................       18,100         15,372       Tongaat Hulett, Ltd. ........        6,316         84,430
   Gold Fields, Ltd. ...........       10,200        133,944       Truworths International,
   Grindrod, Ltd. ..............       12,600         30,302         Ltd .......................       11,700         68,763
   Group Five, Ltd. ............        4,500         23,361       Wilson Bayly
   Growthpoint Properties,                                           Holmes-Ovcon, Ltd. ........        2,800         40,681
     Ltd .......................       36,400         69,132       Woolworths Holdings,
   Harmony Gold Mining                                               Ltd .......................       30,600         73,625
     Co., Ltd. .................        4,800         48,726                                                    ------------
   Impala Platinum                                                TOTAL SOUTH AFRICA ........................      7,641,342
     Holdings, Ltd. ............       26,082        712,930                                                    ------------
   Imperial Holdings, Ltd. .....       12,694        151,464     SOUTH KOREA -- 3.3%
   Investec, Ltd. ..............        7,000         50,275       Amorepacific Corp.* .........           70         56,161
   JSE, Ltd. ...................        2,600         21,194       Busan Bank* .................       25,245        301,295
   Kumba Iron Ore, Ltd. ........        1,400         57,526       Cheil Industries, Inc.* .....          890         43,110
   Liberty Holdings, Ltd. ......        2,800         26,284       CJ Corp.* ...................          630         33,921
   Massmart Holdings, Ltd. .....        5,100         61,750       Daelim Industrial Co.,
   Medi-Clinic Corp, Ltd. ......       17,600         61,216         Ltd.* .....................        5,247        372,917
   Mondi, Ltd. .................        6,100         34,573       Daewoo Engineering &
   MTN Group, Ltd. .............       60,756        967,011         Construction Co.,
   Murray & Roberts                                                  Ltd.* .....................        4,364         47,779
     Holdings, Ltd. ............       11,000         68,797       Daewoo International
   Nampak, Ltd. ................       11,100         22,608         Corp.* ....................        1,379         39,111
   Naspers, Ltd. ...............        8,501        344,036       Daewoo Shipbuilding &
   Nedbank Group, Ltd. .........       18,767        315,383         Marine Engineering
   Netcare, Ltd.* ..............       31,200         58,272         Co., Ltd.* ................          870         13,045
   Northam Platinum, Ltd. ......        8,000         51,795       Dong-A Pharmaceutical
   Pick'n Pay Stores, Ltd. .....       11,500         64,670         Co., Ltd.* ................          520         57,424
   Pretoria Portland Cement                                        Dongkuk Steel Mill Co.,
     Co., Ltd. .................        4,421         20,703         Ltd.* .....................        1,010         23,361
   Raubex Group, Ltd. ..........       10,200         33,030       Doosan Heavy Industries
   Remgro, Ltd. ................        7,500         90,420         and Construction Co.,
                                                                     Ltd.* .....................          430         29,899

                          The accompanying notes are an integral part of the financial statements.

                                                             98

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 SOUTH KOREA -- (CONTINUED)                                     SOUTH KOREA -- (CONTINUED)
   Doosan Infracore Co.,                                           Korea Electric Power
     Ltd.* .....................        2,200   $     30,896         Corp.* ....................        5,000   $    145,988
   GS Engineering &                                                Korea Exchange Bank* ........       27,730        344,301
     Construction Corp.* .......          690         63,994       Korea Express Co., Ltd.* ....          266         12,946
   GS Holdings Corp.* ..........        1,920         55,641       Korea Gas Corp.* ............          400         16,688
   GwangjuShinsegae Co.,                                           Korea Line Corp.* ...........          330         11,596
     Ltd.* .....................          200         21,776       Korea Zinc Co., Ltd.* .......        1,910        333,637
   Hana Financial Group,                                           Korean Air Lines Co.,
     Inc.* .....................       15,900        449,530         Ltd.* .....................          800         37,637
   Hanjin Shipping Co.,                                            KT Corp.* ...................        3,831        128,976
     Ltd.* .....................        1,570         26,378       KT&G Corp.* .................        1,400         77,462
   Hankuk Electric Glass                                           LG Chem, Ltd.* ..............        1,659        325,252
     Co., Ltd.* ................          690         16,289       LG Corp.* ...................       14,119        882,160
   Hanmi Pharm Co., Ltd.* ......          331         36,308       LG Display Co., Ltd.* .......       11,630        393,327
   Hanwha Chem Corp.* ..........       18,480        213,438       LG Electronics, Inc. ........        6,593        687,504
   Hanwha Corp.* ...............        1,980         81,109       LG Hausys, Ltd.* ............           71          7,294
   Hite Brewery Co., Ltd.* .....          170         24,827       LG Household & Health
   Honam Petrochemical                                               Care, Ltd.* ...............          300         75,075
     Corp.* ....................          750         65,967       LG Telecom, Ltd.* ...........        5,860         42,717
   Hynix Semiconductor,                                            Lotte Shopping Co.,
     Inc.* .....................       19,600        389,881         Ltd.* .....................        1,311        388,367
   Hyosung Corp.* ..............        3,210        234,838       Macquarie Korea
   Hyundai Department                                                Infrastructure Fund .......        5,769         24,314
     Store Co., Ltd.* ..........          430         41,512       Mirae Asset Securities
   Hyundai Development                                               Co., Ltd. .................          388         21,626
     Co.* ......................          700         22,673       NHN Corp.* ..................          525         86,796
   Hyundai Engineering &                                           OCI Co., Ltd.* ..............          270         50,582
     Construction Co.,                                             POSCO .......................        1,554        819,768
     Ltd.* .....................        1,210         73,417       POSCO - ADR .................        6,350        832,485
   Hyundai Heavy                                                   S-Oil Corp. .................          740         34,356
     Industries* ...............          320         47,529       Samsung C&T Corp.* ..........        1,000         48,114
   Hyundai Merchant                                                Samsung Card Co.* ...........        1,000         49,364
     Marine Co., Ltd.* .........        2,080         47,806       Samsung Electro-
   Hyundai Mipo Dockyard                                             Mechanics Co., Ltd.* ......        1,070         98,432
     Co., Ltd.* ................          370         32,669       Samsung Electronics
   Hyundai Mobis* ..............          700        102,607         Co., Ltd. .................        3,874      2,657,272
   Hyundai Motor Co.* ..........        6,337        656,139       Samsung Engineering
   Hyundai Securities Co. ......        4,630         58,630         Co., Ltd.* ................        1,030         95,740
   Hyundai Steel Co.* ..........          750         55,712       Samsung Fire & Marine
   Industrial Bank of                                                Insurance Co., Ltd. .......          780        133,550
     Korea* ....................       22,070        264,499       Samsung Heavy
   KB Financial Group,                                               Industries Co., Ltd.* .....        1,680         34,842
     Inc.* .....................        6,251        318,394       Samsung SDI Co., Ltd.* ......          670         85,338
   KB Financial Group,                                             Samsung Securities Co.,
     Inc. - ADR* ...............        1,293         65,749         Ltd .......................          540         29,242
   KCC Corp. ...................          120         38,199       Shinhan Financial Group
   Kia Motors Corp.* ...........       14,210        244,064         Co., Ltd.* ................        9,790        362,373
   Kolon Industries, Inc.* .....        2,130         78,378

                          The accompanying notes are an integral part of the financial statements.

                                                             99

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 SOUTH KOREA -- (CONTINUED)                                      SWEDEN -- (CONTINUED)
   Shinsegae Co., Ltd.* ........          150   $     69,303       Atlas Copco AB -
   SK Energy Co., Ltd.* ........          800         80,398         Class A ...................        6,294   $     92,521
   SK Holdings Co., Ltd.* ......          320         24,426       Autoliv, Inc. ...............          562         24,559
   SK Telecom Co., Ltd. ........        1,162        169,662       Bankas Snoras AB* ...........       30,780         12,788
   STX Offshore &                                                  Bilia AB* ...................        2,569         24,983
     Shipbuilding Co.,                                             Boliden AB ..................        2,644         33,881
     Ltd.* .....................        1,560         16,557       Electrolux AB -
   Tong Yang Securities,                                             Series B* .................       44,549      1,046,862
     Inc .......................        5,400         55,304       Getinge AB - Class B ........        2,137         40,842
   Woongjin Coway Co.,                                             Hennes & Mauritz AB -
     Ltd.* .....................        1,510         49,951         Class B ...................        2,516        139,479
   Woori Finance Holdings                                          Holmen AB - Class B .........        7,812        199,027
     Co., Ltd.* ................       52,130        617,168       Industrial & Financial
   Woori Investment &                                                Systems - Class B .........        5,400         51,127
     Securities Co., Ltd. ......        1,600         22,801       Investor AB - Class B .......       35,262        653,132
                                                ------------       Micronic Laser Systems
  TOTAL SOUTH KOREA .........................     15,357,563         AB* .......................       24,945         49,623
                                                ------------       Nordea Bank AB ..............       46,144        467,531
 SPAIN -- 1.8%                                                     Sandvik AB ..................       12,968        156,160
   Abertis Infraestructuras                                        Scania AB - Class B .........        2,786         35,979
     SA ........................          666         15,058       Skandinaviska Enskilda
   Acciona SA ..................        1,699        222,073         Banken AB* ................       16,949        104,777
   Banco Bilbao Vizcaya                                            Skanska AB - Class B ........       14,240        241,625
      Argentaria SA ............       49,627        904,453       SKF AB - Class B ............        5,893        101,617
   Banco de Sabadell SA ........       41,306        229,441       SSAB AB - Class B ...........        1,865         28,885
   Banco de Valencia SA ........        3,623         27,541       SSAB AB - Class A ...........        6,267        106,438
   Banco Popular Espanol                                           Svenska Cellulosa AB -
     SA ........................       48,427        355,717         Class B ...................       26,277        350,343
   Banco Santander Central                                         Svenska Handelsbanken
     Hispano SA - ADR ..........       79,625      1,309,035         AB - Class A ..............       11,216        319,541
   Banco Santander SA ..........      123,309      2,037,638       Swedbank AB
   Criteria Caixacorp SA .......       25,583        121,174         (ForeningsSparbanken
   Ferrovial SA ................        4,040         47,714         AB) - Class A* ............        4,878         48,026
   Gas Natural SDG SA ..........        1,663         35,847       Swedish Match AB ............       14,021        306,544
   Iberdrola Renovables SA .....       24,403        116,207       Tele2 AB - Class B ..........       10,517        161,554
   Iberdrola SA ................       26,216        251,221       Telefonaktiebolaget LM
   Industria de Diseno                                               Ericsson - ADR ............       34,600        317,974
   Textil SA ...................        1,252         78,190       Telefonaktiebolaget LM
   Repsol YPF SA ...............        8,359        224,310         Ericsson - Class B ........       58,768        541,020
   Repsol YPF SA - ADR .........       18,295        487,745       TeliaSonera AB ..............       42,384        306,334
   Sacyr Vallehermoso SA* ......        1,408         16,159       Volvo AB - Class B ..........       15,738        134,985
   Telefonica SA ...............       66,220      1,853,433                                                    ------------
                                                ------------      TOTAL SWEDEN ..............................      6,218,222
  TOTAL SPAIN ...............................      8,332,956                                                    ------------
                                                ------------     SWITZERLAND -- 3.8%
 SWEDEN -- 1.3%                                                    ABB, Ltd.* ..................       48,443        933,464
   Acando AB ...................       35,171         67,030       Adecco SA ...................        1,668         92,015
   Alfa Laval AB ...............        2,364         32,691
   Assa Abloy AB ...............        1,056         20,344

                          The accompanying notes are an integral part of the financial statements.

                                                             100

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 SWITZERLAND -- (CONTINUED)                                      TAIWAN -- 2.6%
   Advanced Digital                                                Acer, Inc. ..................       34,855   $    104,590
     Broadcast Holdings                                            Advanced Semiconductor
     SA* .......................          421   $     20,705         Engineering, Inc. .........       64,961         58,309
   Aryzta AG ...................          911         33,929       Asia Cement Corp. ...........       38,213         41,185
   Baloise Holding AG ..........        3,673        304,959       Asia Optical Co., Inc. ......       11,221         24,944
   Banque Cantonale                                                Asustek Computer, Inc. ......       42,084         81,057
     Vaudoise ..................           90         35,643       AU Optronics Corp. ..........      281,098        336,755
   Bossard Holding AG ..........          182         10,227       AU Optronics Corp.
   Charles Voegele Holding                                           ADR .......................        2,385         28,596
     AG* .......................        1,600         56,995       Capital Securities Corp.* ...       79,200         48,849
   Coltene Holding AG ..........          796         41,911       Catcher Technology Co.,
   Compagnie Financiere                                              Ltd .......................        9,438         26,251
     Richemont SA ..............       25,895        870,768       Cathay Financial Holding
   Credit Suisse Group -                                             Co., Ltd.* ................      355,000        660,926
     ADR .......................       24,400      1,199,504       Cathay Real Estate
   Credit Suisse Group AG ......       15,339        759,915         Development Co.,
   Emmi AG .....................          100         12,373         Ltd.* .....................       84,000         34,747
   Flughafen Zuerich AG ........          192         57,740       Chang Hwa Commercial
   Geberit AG ..................        2,254        399,586         Bank ......................       67,000         31,829
   Givaudan SA .................          148        118,424       Cheng Shin Rubber
   Holcim, Ltd.* ...............       10,446        811,836         Industry Co., Ltd. ........      155,940        360,163
   Kardex AG* ..................          893         28,876       Chicony Electronics Co.,
   Lindt & Spruengli AG ........           18         38,646         Ltd .......................       99,000        238,526
   Logitech International                                          China Airlines* .............       80,004         28,452
     SA* .......................          461          7,996       China Development
   Lonza Group AG ..............        2,318        163,324         Financial Holding
   Nestle SA ...................       87,539      4,248,585         Corp.* ....................      188,979         57,740
   Nobel Biocare Holding                                           China Motor Corp.* ..........       73,000         51,080
     AG ........................          674         22,589       China Steel Corp. ...........      234,675        241,978
   Novartis AG .................       35,932      1,962,219       Chinatrust Financial
   Roche Holding AG -                                                Holding Co., Ltd. .........      157,861         98,136
      Genusschein ..............        9,680      1,655,404       Chunghwa Picture Tubes,
   Schindler Holding AG ........        2,723        205,391         Ltd.* .....................      166,000         21,259
   Schindler Holding AG ........          643         49,235       Chunghwa Telecom Co.,
   SGS SA ......................           10         13,055         Ltd .......................      118,559        221,116
   Swatch Group AG .............          629        159,213       Chunghwa Telecom Co.,
   Swiss Life Holding AG* ......          991        126,091         Ltd. - ADR ................        1,663         30,882
   Swiss Reinsurance ...........        7,849        376,004       Compal Electronics, Inc. ....       79,592        109,941
   Swisscom AG .................          260         99,297       D-Link Corp. ................       36,046         38,019
   Swisslog Holding AG -                                           Delta Electronics, Inc. .....       22,888         72,000
     Registered Shares .........       70,393         59,275       E.Sun Financial Holding
   Syngenta AG .................          368        103,926         Co., Ltd.* ................      310,048        129,163
   UBS AG* .....................       85,878      1,337,311       Epistar Corp. ...............       67,099        251,069
   Walter Meire AG .............           12          1,071       Far Eastern Department
   Zurich Financial Services                                         Stores Co., Ltd. ..........       43,260         49,614
   AG ..........................        6,395      1,398,099       Far EasTone
                                                ------------         Telecommunications
  TOTAL SWITZERLAND .........................     17,815,601         Co., Ltd. .................       36,000         43,106
                                                ------------

                          The accompanying notes are an integral part of the financial statements.

                                                             101

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 TAIWAN -- (CONTINUED)                                           TAIWAN -- (CONTINUED)
   First Financial Holding                                         ProMos Technologies,
      Co., Ltd. ...............        76,760   $     47,584          Inc.* ...................       114,000   $      7,699
   First Steamship Co., Ltd. ..        22,824         35,830       Qisda Corp.* ...............        69,120         43,558
   Formosa Chemicals &                                             Quanta Computer, Inc. ......        40,571         88,025
      Fibre Corp. .............        66,950        145,154       Realtek Semiconductor
   Formosa Petrochemical                                              Corp. ...................         8,653         25,548
      Corp. ...................        33,990         87,478       Richtek Technology
   Formosa Plastics Corp. .....        77,040        162,313          Corp. ...................        27,000        275,089
   Foxconn Technology Co.,                                         Shin Kong Financial
      Ltd. ....................        47,000        181,316          Holding Co., Ltd.* ......        74,319         30,796
   Fubon Financial Holding                                         Siliconware Precision
      Co., Ltd.* ..............        87,000        106,959          Industries Co. ..........        36,000         49,073
   Gemtek Technology                                               Simplo Technology Co.,
      Corp. ...................         1,376          2,474          Ltd. ....................        36,300        214,848
   HannStar Display Corp.* ....       144,049         37,199       Sincere Navigation .........       169,000        222,940
   High Tech Computer                                              Sino-American Silicon
      Corp. ...................         7,770         89,018          Products, Inc. ..........        11,741         32,190
   HON HAI Precision                                               SinoPac Financial
      Industry Co., Ltd. ......       278,707      1,303,419          Holdings Co., Ltd.* .....       121,000         48,487
   Hotai Motor Co., Ltd. ......        20,000         47,986       Synnex Technology
   Hua Nan Financial                                                  International Corp. .....        21,780         47,039
      Holdings Co., Ltd. ......        70,390         44,129       Tainan Spinning Co.,
   Huaku Construction Co.,                                            Ltd.* ...................       108,000         43,104
      Ltd. ....................        48,000        121,827       Taishin Financial
   Innolux Display Corp. ......        37,389         55,227          Holdings Co., Ltd.* .....        82,000         32,155
   KGI Securities Co., Ltd. ...       101,000         59,247       Taiwan Cement Corp. ........        56,560         60,057
   KGI Securities Co., Ltd.                                        Taiwan Cooperative Bank ....        80,500         50,487
      GDR 144A*@ ..............        11,721        100,097       Taiwan Fertilizer Co.,
   Lien Hwa Industrial                                                Ltd. ....................        16,000         56,971
      Corp. ...................        72,918         36,045       Taiwan Kolin Co., Ltd.* ....       141,000             --
   Lite-On Technology                                              Taiwan Mobile Co., Ltd. ....       156,527        305,149
      Corp. ...................       164,207        246,707       Taiwan Semiconductor
   MediaTek, Inc. .............        10,070        174,962          Manufacturing Co.,
   Mega Financial Holding                                             Ltd. ....................       754,697      1,521,072
      Co., Ltd. ...............       135,000         77,778       Taiwan Semiconductor
   Motech Industries, Inc. ....        11,513         54,903          Manufacturing Co.,
   Nan Kang Rubber Tire                                               Ltd. - ADR ..............        15,375        175,890
      Co., Ltd.* ..............        46,800         60,863       Tatung Co., Ltd.* ..........       102,000         24,979
   Nan Ya Plastics Corp. ......        93,730        170,358       Tripod Technology Corp. ....       101,270        341,684
   Nanya Technology                                                Tung Ho Steel Enterprise
      Corp.* ..................        38,890         39,646          Corp., ..................        37,476         40,561
   Novatek Microelectronics                                        Uni-President Enterprises
      Corp., Ltd. .............        89,145        297,773          Corp. ...................       295,399        364,205
   POU Chen Corp. .............        45,252         35,919       Unimicron Technology
   Powerchip Semiconductor                                            Corp. ...................        37,370         54,124
      Corp.* ..................       107,000         13,207       United Microelectronics
   President Chain Store                                              Corp.* ..................       131,000         70,772
      Corp. ...................        36,576         86,884

                          The accompanying notes are an integral part of the financial statements.

                                                             102

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 TAIWAN -- (CONTINUED)                                           THAILAND -- (CONTINUED)
   United Microelectronics                                         Major Cineplex Group
      Corp. ADR* ..............         4,434   $     17,204          PCL .....................        98,300   $     25,061
   Walsin Lihwa Corp.* ........       120,000         44,964       Minor International PCL ....       117,450         39,808
   Winbond Electronics                                             PTT Aromatics &
      Corp.* ..................       184,000         56,065          Refining PCL ............        59,778         45,721
   Wintek Corp.* ..............        58,000         51,426       PTT Chemical PCL -
   Wistron Corp. ..............        27,653         53,549          Foreign .................        28,200         60,900
   WPG Holdings Co., Ltd. .....       138,000        240,375       PTT Exploration &
   Yang Ming Marine                                                   Production PCL ..........        31,800        140,291
      Transport Corp. .........        83,598         31,654       PTT Exploration &
   Yuanta Financial Holding                                           Production PCL -
      Co., Ltd. ...............       100,000         73,170          For Reg .................        21,400         94,355
   Yulon Motor Co., Ltd. ......        43,640         51,453       PTT PCL ....................        70,700        521,662
   Zinwell Corp. ..............        22,435         43,210       Quality House PCL ..........       838,700         66,915
                                                ------------       Ratchaburi Electricity
  TOTAL TAIWAN ..............................     12,332,156          Generating Holding
                                                ------------          PCL .....................        46,000         48,635
THAILAND -- 0.8%                                                   Siam Cement PCL ............        12,000         85,885
   Advanced Info Service                                           Siam City Bank PCL .........        63,100         55,359
      PCL - For Reg ...........        79,400        206,002       Siam City Cement PCL .......         4,600         32,423
   Airports of Thailand PCL ...        56,200         65,741       Siam Commercial Bank
   Bangkok Bank PCL ...........        56,400        197,443          PCL .....................        22,000         57,251
   Bangkok Dusit Medical                                           Siam Commercial Bank
      Service PCL .............        20,600         15,385          PCL - For Reg ...........        33,300         86,646
   Bangkok Expressway                                              Siam Makro PCL .............        18,000         47,240
      PCL .....................        50,500         31,506       Sino Thai Engineering &
   Banpu PCL ..................        15,600        270,224          Construction PCL* .......       180,500         33,566
   BEC World PCL ..............        76,100         56,151       Thai Airways International
   Bumrungrad Hospital                                                PCL* ....................        46,000         25,663
      PCL .....................        54,000         47,780       Thai Beverage PCL ..........       344,000         59,989
   CalComp Electronics                                             Thai Oil PCL ...............        53,300         68,344
      Thailand PCL* ...........       211,500         19,666       Thai Union Frozen
   Central Pattana PCL ........        44,600         27,156          Products PCL ............        48,300         43,823
   Charoen Pokphand Foods                                          Thanachart Capital PCL .....       120,600         79,942
      PCL .....................       382,800        130,891       Thoresen Thai Agencies
   CP ALL PCL .................       203,400        151,299          PCL .....................         8,760          7,160
   Delta Electronics Thai                                          TMB Bank PCL* ..............       546,200         20,315
      PCL* ....................        52,900         29,512       Total Access
   Electricity Generating                                             Communication PCL .......        65,000         72,892
      PCL .....................        15,300         36,254                                                    ------------
   Glow Energy PCL* ...........        53,700         53,152      TOTAL THAILAND ............................      3,697,799
   Hana Microelectronics                                                                                        ------------
      PCL* ....................       230,900        144,053    TURKEY -- 1.2%
   IRPC PCL ...................       624,900         82,095       Adana Cimento -
   Kasikornbank PCL ...........        59,000        153,735          Class A .................         6,167         21,146
   Khon Kaen Sugar                                                 Akbank TAS .................        33,677        214,285
      Industry PCL ............       127,100         57,833       Akcansa Cimento AS .........         4,900         21,973
   Krung Thai Bank PCL ........       345,500        102,075       Akenerji Electrik Uretim
                                                                      AS ......................         7,800         73,216

                          The accompanying notes are an integral part of the financial statements.

                                                             103

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 TURKEY -- (CONTINUED)                                           TURKEY -- (CONTINUED)
   Aksigorta AS ...............        19,400   $     67,739       Turk Hava Yollari Anonim
   Alarko Holding AS ..........        12,928         34,579          Ortakligi ...............        21,000   $     80,394
   Anadolu Efes Biracilik                                          Turk Telekomunikasyon
      ve Malt Sanayii AS ......        19,263        215,147          AS ......................        30,747         94,118
   Anadolu Efes Biracilik                                          Turkcell Iletisim Hizmet
      ve Malt Sanayii AS -                                            AS ......................        37,209        263,911
      ADR .....................             3              7       Turkiye Garanti Bankasi
   Arcelik AS* ................        76,660        302,592          AS ......................       184,101        784,253
   Asya Katilim Bankasi                                            Turkiye Halk Bankasi AS ....        50,722        406,002
      AS* .....................        84,198        194,513       Turkiye Is Bankasi .........        42,871        181,030
   Aygaz AS ...................        11,368         43,052       Turkiye Sinai Kalkinma
   Bim Birlesik Magazalar                                             Bankasi AS* .............        28,950         35,404
      AS ......................         4,050        188,338       Turkiye Vakiflar Bankasi
   Cimsa Cimento Sanayi                                               Tao* ....................       137,589        394,706
      ve Tica .................         4,400         22,250       Ulker Biskuvi Sanayi AS ....         8,021         18,969
   Dogan Sirketler Grubu                                           Yapi ve Kredi Bankasi
      Holding AS ..............       127,009         88,225          AS* .....................        38,178         84,122
   Dogan Yayin Holding* .......        36,433         34,387       Yazicilar Holding AS .......        13,300         86,090
   Dogus Otomotiv Servis                                                                                        ------------
      ve Ticaret AS* ..........         6,500         21,172      TOTAL TURKEY ..............................      5,771,977
   Eczacibasi Ilac Sanayi .....        19,500         32,645                                                    ------------
   Enka Insaat ve Sanayi AS ...        29,521        136,777     UKRAINE -- 0.0%
   Eregli Demir ve Celik                                           UkrTelecom - GDR*(1) .......        75,799        189,071
      Fabrikalari TAS* ........        62,051        188,229                                                    ------------
   Ford Otomotiv Sanayi                                           TOTAL UKRAINE .............................        189,071
      AS ......................         9,100         55,724                                                    ------------
   Haci Omer Sabinci                                             UNITED ARAB EMIRATES -- 0.3%
      Holding AS ..............       134,367        522,959       Aabar Investments
   Hurriyet Gazetecilik AS* ...        14,172         17,908          PJSC* ...................        76,000         46,852
   Ihlas Holding* .............        53,700         18,388       Abu Dhabi Commercial
   Is Gayrimenkul Yatirim                                             Bank ....................        60,000         25,040
      Ortakligi AS ............        18,400         20,356       Abu Dhabi National
   Kardemir Karabuk Demir                                             Hotels ..................        86,800         88,857
      Celik Sanayi ve Ticaret                                      Air Arabia .................       591,400        147,786
      AS* .....................        68,862         29,805       Aldar Properties PJSC ......        61,000         81,817
   KOC Holding AS* ............        75,215        223,221       Amlak Finance PJSC* ........        50,900         12,569
   Koza Anadolu Metal                                              Dana Gas PJSC* .............       427,000        109,038
      Madencilik AS* ..........        21,000         68,022       DP World, Ltd. .............       343,400        147,662
   Petkim Petrokimya                                               Dubai Financial Market .....        34,800         17,723
      Holding AS* .............        16,620         81,798       Dubai Investments PJSC .....       132,732         36,019
   Petrol Ofisi AS* ...........         6,494         25,127       Dubai Islamic Bank
   Sekerbank TAS* .............        23,875         41,030          PJSC ....................        62,427         39,263
   Tofas Turk Otomobil                                             Emaar Properties PJSC* .....       193,400        201,595
      Fabrikasi AS ............        11,700         37,312       Emirates NBD PJSC ..........        52,030         41,505
   Trakya Cam Sanayi AS* ......        27,861         34,774       First Gulf Bank PJSC .......         9,400         40,781
   Tupras-Turkiye Petrol                                           Gulf Cement Co. ............        65,000         28,315
      Rafine ..................        11,946        237,021       National Bank of Abu
   Turcas Petrolculuk AS ......         9,099         29,261          Dhabi PJSC ..............        34,200        116,092
                                                                   RAK Properties .............       150,000         23,682
                                                                   Tabreed* ...................       180,472         39,544

                          The accompanying notes are an integral part of the financial statements.

                                                             104

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 UNITED ARAB EMIRATES -- (CONTINUED)                             UNITED KINGDOM -- (CONTINUED)
   Union National Bank/Abu                                         Dangote Sugar Refinery
      Dhabi ...................        39,600   $     34,247          PLC .....................       211,920   $     21,494
   Union Properties PJSC* .....        65,340         11,970       Dart Group PLC .............         5,970          4,748
                                                ------------       Delta PLC ..................        87,839        197,562
  TOTAL UNITED ARAB EMIRATES ..                    1,290,357       Diageo PLC .................        12,130        211,621
                                                ------------       Drax Group PLC .............        81,837        545,593
 UNITED KINGDOM -- 9.2%                                            DS Smith PLC ...............        33,297         68,103
   3i Group PLC ...............        10,555         47,789       easyJet PLC* ...............         7,181         40,730
   Amlin PLC ..................        24,016        138,671       Eurasian Natural
   Anglo American PLC* ........         6,669        286,610          Resources Corp. .........        38,241        560,135
   Anglo American PLC                                              Fiberweb PLC ...............        23,108         23,437
      (London Exchange)* ......         8,357        361,921       GKN PLC* ...................         6,832         12,796
   Anite PLC ..................        15,823          8,178       GlaxoSmithKline PLC ........        62,599      1,327,465
   Antofagasta PLC                                                 Hammerson PLC ..............         7,533         51,273
      (Johannesburg                                                HFC Bank Ghana, Ltd.* ......       243,750         74,568
      Exchange) ...............        26,537        422,139       Hogg Robinson Group
   Associated British Foods                                           PLC .....................         6,272          2,938
      PLC .....................        48,306        640,407       Home Retail Group PLC ......        33,965        154,047
   AstraZeneca PLC ............        61,296      2,880,738       HSBC Holdings PLC ..........       285,652      3,258,810
   Aviva PLC ..................       176,921      1,125,419       HSBC Holdings PLC -
   BAE Systems PLC ............       153,970        891,128          ADR .....................        23,087      1,318,037
   Barclays PLC ...............       158,899        700,181       Imperial Tobacco Group
   BG Group PLC ...............         8,608        155,428          PLC .....................        34,087      1,075,353
   BHP Billiton PLC ...........        36,042      1,149,017       International Power PLC ....       112,335        559,753
   BP PLC .....................       346,320      3,344,121       Invensys PLC ...............         7,598         36,553
   BP PLC - ADR ...............         9,532        552,570       Investec PLC ...............        12,752         87,131
   Braemar Shipping                                                Investec PLC
      Services PLC ............         1,198          8,199          (Johannesburg
   British Airways PLC* .......        20,841         62,682          Exchange) ...............        54,557        374,841
   British American                                                J Sainsbury PLC ............       144,158        751,665
      Tobacco PLC .............        14,921        484,385       Kazakhmys PLC* .............        33,657        712,636
   British Land Co. PLC .......         8,487         65,353       Kingfisher PLC .............       114,838        422,742
   BT Group PLC ...............        80,784        175,934       Land Securities Group
   Burberry Group PLC .........         2,781         26,710          PLC .....................         8,007         88,130
   Cadbury PLC ................         8,083        103,928       Lavendon Group PLC .........         9,235          3,948
   Cape PLC* ..................         1,753          6,378       Legal & General Group
   Carnival PLC* ..............         1,991         67,830          PLC .....................       285,910        367,815
   Carnival PLC - ADR* ........         6,900        232,254       Liberty International PLC ..         2,210         18,271
   Carphone Warehouse                                              Lloyds Banking Group
      Group PLC ...............        15,741         47,453          PLC* ....................       527,561        424,464
   Centrica PLC ...............        24,148        109,379       Lonmin PLC* ................         6,344        199,376
   Chime Communications                                            Man Group PLC ..............        32,182        158,829
      PLC .....................        13,640         47,797       Marks & Spencer Group
   Clarkson PLC ...............         2,608         31,058          PLC .....................        15,560        100,532
   Cobham PLC .................        10,288         41,556       Mondi PLC ..................         3,380         18,134
   Colt Telecom Group SA* .....        16,600         35,248       National Grid PLC ..........        15,184        165,732
   Computacenter PLC ..........        13,947         56,168       Next PLC ...................         1,161         38,819
   Costain Group PLC ..........        78,324         30,518

                          The accompanying notes are an integral part of the financial statements.

                                                             105

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 UNITED KINGDOM -- (CONTINUED)                                   UNITED STATES -- 0.1%
   Old Mutual PLC* ............       264,994   $    464,056       Gerdau Ameristeel Corp. ....         1,844   $     15,213
   Pearson PLC ................         4,379         62,786       Gerdau Ameristeel Corp.
   Pearson PLC - ADR ..........        24,490        351,676          (Toronto Exchange) ......         6,204         51,668
   Prudential PLC .............        32,157        329,167       Rosneft Oil Co. GDR ........        34,499        290,482
   Reckitt Benckiser Group                                         SPDR Gold Trust* ...........           539         57,840
      PLC .....................         2,036        110,209                                                    ------------
   Rexam PLC ..................        37,362        174,664       TOTAL UNITED STATES ......................        415,203
   Rio Tinto PLC ..............        16,111        869,941                                                    ------------
   Rolls-Royce Group PLC* .....       825,678         91,633     VIETNAM -- 0.2%
   Royal Bank of Scotland                                          Dragon Capital - Vietnam
      Group PLC* ..............        88,642         41,148          Enterprise Investments,
   RPC Group PLC ..............         5,700         22,050          Ltd.* ...................       458,445        779,357
   RSA Insurance Group                                                                                          ------------
      PLC .....................        76,742        149,093       TOTAL VIETNAM ..............                      779,357
   SABMiller PLC ..............        10,177        299,143                                                    ------------
   Schroders PLC ..............         3,123         66,743     TOTAL COMMON STOCK
   Segro PLC ..................         8,032         44,552       (Cost $334,871,058) ......................    386,287,088
   Senior PLC .................        82,070         99,277                                                    ------------
   Severn Trent PLC ...........         1,802         31,486    EXCHANGE-TRADED FUNDS -- 13.1%
   Smiths Group PLC -                                              iShares MSCI EAFE
      Class B .................         2,496         40,690          Index Fund ..............         2,600        143,780
   Standard Chartered PLC .....        13,746        347,029       iShares MSCI EAFE
   Standard Life PLC ..........        51,046        177,301          Small Cap Index
   Tesco PLC ..................        55,609        383,634          Fund ....................       230,000      8,236,300
   The Davis Service Group                                         iShares MSCI India
      PLC .....................        25,659        164,600          Index Fund* .............        54,000        372,060
   The Vitec Group PLC ........         7,179         44,934       iShares MSCI Taiwan
   Thomas Cook Group                                                  Index Fund ..............        70,578        915,397
      PLC .....................       192,190        709,983       MFS International New
   Travis Perkins PLC* ........         3,143         43,044          Discovery Fund ..........     1,001,886     18,615,050
   TUI Travel PLC .............        50,930        208,727       Vanguard Emerging
   United Utilities Group                                             Markets Fund ETF ........       360,900     14,796,900
      PLC .....................        31,426        251,194       Vanguard International
   Vedanta Resources PLC ......        18,495        773,568          Explorer Fund ...........     1,331,423     18,347,006
   Vodafone Group PLC .........       674,782      1,562,598                                                    ------------
   Vodafone Group PLC -                                          TOTAL EXCHANGE-TRADED FUNDS
      ADR .....................       127,841      2,951,849       (Cost $58,111,165) .......................     61,426,493
   Whitbread PLC ..............         5,203        118,064                                                    ------------
   WM Morrison                                                  PREFERRED STOCK -- 2.0%
      Supermarkets PLC ........       253,358      1,130,389     BRAZIL -- 1.7%
   Wolseley PLC* ..............         8,173        163,598       AES Tiete SA,
   WPP PLC ....................        33,443        327,082          11.34% ..................         3,080         35,382
   Xstrata PLC* ...............       149,730      2,670,591       Banco Bradesco SA,
                                                ------------          0.59% ...................        49,195      1,027,980
 TOTAL UNITED KINGDOM .......................     43,091,727       Banco Itau Holding
                                                ------------       Financeira SA,
                                                                      0.44% ...................        50,636      1,125,272
                                                                   Bradespar SA,
                                                                      0.59% ...................         4,600        101,802

                          The accompanying notes are an integral part of the financial statements.

                                                             106

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 BRAZIL -- (CONTINUED)                                           BRAZIL -- (CONTINUED)
   Brasil Telecom SA,                                              Petroleo Brasileiro SA,
      1.14% ...................        11,831   $    113,825          1.07%                            61,896   $  1,304,402
   Braskem SA - Class A,                                           Tam SA, 0.00%* .............         1,300         28,531
      0.00%* ..................         3,300         26,688       Telecomunicacoes de
   Centrais Eletricas                                                 Sao Paulo SA,
      Brasileiras SA -                                                4.46% ...................           900         22,508
      Class B,                                                     Telemar Norte Leste
      6.72% ...................           401          7,306          SA - Class A,
   Cia Brasileira de                                                  7.43% ...................         1,100         39,306
      Distribuicao Grupo                                           Tim Participacoes SA,
      Pao de Acucar,                                                  2.84% ...................        10,000         29,408
      0.64% ...................         3,262        121,824       Ultrapar Participacoes
   Cia de Bebidas das                                                 SA,
      Americas,                                                       2.73% ...................         2,400        110,433
      0.64% ...................         2,507        251,276       Usinas Siderurgicas de
   Cia Energetica de                                                  Minas Gerais SA -
      Minas Gerais,                                                   Class A,
      2.93% ...................         3,826         69,444          1.26% ...................         5,192        147,291
   Cia Energetica de                                               Vivo Participacoes SA,
      Sao Paulo,                                                      1.76% ...................         3,071         96,099
      0.95% ...................         4,100         56,590                                                    ------------
   Cia Vale do Rio Doce -                                          TOTAL BRAZIL .............................      8,040,079
      Class A,                                                                                                  ------------
      3.37% ...................        92,719      2,247,411     CHILE -- 0.1%
   Confab Industrial SA,                                           Embotelladora Andina
      3.74% ...................        26,459         77,964          SA - Class B,
   Eletropaulo Metropolitana                                          2.42% ...................        12,700         43,472
      Eletricidade de                                              Embotelladora Andina
      Sao Paulo SA,                                                   SA, 2.58% ...............        17,190         48,780
      5.41% ...................         9,260        183,498       Sociedad Quimica y
   Fertilizantes Fosfatados                                        Minera de Chile SA B,
      SA,                                                             3.94% ...................         3,000        113,509
      2.48% ...................         4,400         41,700                                                    ------------
   Gerdau SA, 0.74% ...........        11,760        196,833       TOTAL CHILE ..............................        205,761
   Gol Linhas Aereas                                                                                            ------------
      Inteligentes SA,                                           CROATIA -- 0.0%
      0.00%* ..................         1,000         14,980       Adris Grupa DD,
   Investimentos Itau SA,                                             2.51% ...................         1,219         61,451
      0.62% ...................        37,541        255,520                                                    ------------
   Lojas Americanas SA,                                          TOTAL CROATIA ..............................         61,451
      0.35% ...................        18,230        162,614                                                    ------------
   Marcopolo SA,                                                 GERMANY -- 0.1%
      1.47% ...................         7,900         30,629       Dyckerhoff AG,
   Metalurgica Gerdau SA,                                             5.13% ...................           356         21,179
      1.49% ...................         3,600         72,207       Fresenius SE AG,
   Net Servicos de                                                    1.98% ...................         1,820        130,650
      Comunicacao SA,                                              Henkel AG & KGaA-
      0.00%* ..................         3,000         41,356          Vorzug,
                                                                      2.28% ...................         1,536         80,660

                          The accompanying notes are an integral part of the financial statements.

                                                             107


WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 GERMANY -- (CONTINUED)                                          GHANA -- 0.0%
    Jungheinrich AG,                                                Standard Chartered Bank
       5.91% ..................         4,647   $     88,416           Ghana Ltd.* .............          207   $        145
    Porsche Automobil                                                                                           ------------
       Holding SE AG,                                             TOTAL GHANA ...............................            145
       1.44% ..................         3,088        193,106                                                    ------------
    Volkswagen AG,                                                  GREECE -- 0.0%
       3.74% ..................         1,483        139,887        Alpha Bank A.E.* ...........          951            954
                                                ------------                                                    ------------
  TOTAL GERMANY .............................        653,898      TOTAL GREECE ..............................            954
                                                ------------                                                    ------------
 RUSSIA -- 0.1%                                                  LITHUANIA -- 0.0%
    Sberbank of Russian                                             Bankas Snoras AB* ..........       30,780             --
       Federation - Class S,                                                                                    ------------
       3.02% ..................        91,150        204,632      TOTAL LITHUANIA ...........................             --
    Transneft,                                                                                                  ------------
       1.54% ..................            25         20,857     MOROCCO -- 0.0%
                                                ------------        Douja Promotion Groupe
  TOTAL RUSSIA ..............................        225,489           Addoha SA* ..............        6,000         78,533
                                                ------------        Lafarge Ciments* ...........          110         52,682
 SOUTH KOREA -- 0.0%                                                                                            ------------
    Hyundai Motor Co., Ltd.,                                      TOTAL MOROCCO .............................        131,215
       3.04% ..................         1,490         54,722                                                    ------------
    Samsung Electronics Co.,                                     TOTAL RIGHTS
       Ltd.,                                                        (Cost $173,070) .........................        134,885
       1.27% ..................           180         81,157                                                    ------------
                                                ------------    CALL WARRANTS -- 1.3%
  TOTAL SOUTH KOREA ..........................       135,879       Citigroup Global Markets
                                                ------------          Holdings, Inc. ..........
 THAILAND -- 0.0%                                                        Al Safwa Group Co.,
    Siam Commercial Bank                                                    Exp. 11/16/10* ....       280,000         48,768
       PCL,                                                              Boubyan
       5.25% ..................        16,600         42,819             Petrochemicals,
                                                ------------             Exp. 10/06/10* .......        80,000        113,560
  TOTAL THAILAND .............................        42,819          Gulf Cable and Electrical
                                                ------------             Industries Co.* ......        12,500         70,540
 TOTAL PREFERRED STOCK                                                Boubyan Bank K.S.C.,
    (Cost $6,376,154) .......................      9,365,376             Exp. 10/06/10* .......        20,000         35,010
                                                ------------          Kuwait Finance House,
RIGHTS -- 0.0%                                                          Exp. 01/14/10* ........        37,500        143,693
 AUSTRALIA -- 0.0%                                                    Kuwait Projects
    Woodside Petrol* ..........           450          2,060             Co. Holdings,
                                                ------------             Exp. 01/14/10* .......        35,000         58,522
  TOTAL AUSTRALIA ...........................          2,060          Mobile Telecommunication
                                                ------------             Co.,
 AUSTRIA -- 0.0%                                                         Exp. 09/21/10* .......        77,500        269,969
    Erste Group Bank AG* ......         1,769             --          National Bank of Kuwait,
                                                ------------             Exp. 10/15/09* .......        40,000        153,273
  TOTAL AUSTRIA .............................             --          National Industries
                                                ------------             Group Holdings,
 FRANCE -- 0.0%                                                          Exp. 01/14/10* .......       135,000        141,080
    AXA SA* ...................           761            511
                                                ------------
  TOTAL FRANCE ..............................            511
                                                ------------

                          The accompanying notes are an integral part of the financial statements.

                                                             108

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 CALL WARRANTS -- (CONTINUED)                                    CALL WARRANTS -- (CONTINUED)
   Citigroup Global Markets                                        Merrill Lynch Int'l & Co. (Continued)
      Holdings, Inc. (Continued)                                      CW10 Asian Paints, Ltd.,
         National Investment Co.,                                        Exp. 08/17/10* .......         1,300   $     50,214
            Exp. 10/06/10* ....        30,000   $     37,890          CW10 Axis Bank, Ltd.,
         Public                                                          Exp. 04/21/10* .......         2,760         58,678
            Warehousing Co.,                                          CW10 Bharat Heavy
            Exp. 03/17/10* ....        15,000         29,261             Electricals, Ltd.,
         Sultan Center                                                   Exp. 09/01/10* .......         3,394        175,309
            Food Products,                                            CW10 Bharat Petroleum
            Exp. 03/12/10* ....        60,000         44,309             Corp., Ltd.,
         Commercial Bank                                                 Exp. 09/02/10* .......         5,100         69,664
            of Kuwait,                                                CW10 Container
            Exp. 08/28/09* ....        10,000         32,396             Corp. Of India,
         National Real                                                   Exp. 02/16/10* .......         2,800         78,735
            Estate Bank for                                           CW10 Crompton
            Development* ......        40,000         27,589             Greaves, Ltd.,
         Gulf Bank,                                                      Exp. 07/27/10* .......         5,500         50,510
            Exp. 10/06/10* ....        65,000         66,820          CW10 EIH, Ltd.,
         Kuwait Food Co.,                                                Exp. 02/18/10* .......         5,409         16,089
            Exp. 11/16/10* ....        10,000         50,859          CW10 HCL
         Kuwait Real Estate Co.,                                         Technologies, Ltd.,
            Exp. 11/16/10* ....       120,000         28,426             Exp. 09/01/10* .......         8,500         67,831
         Mena Holding Group,                                          CW10 HDFC Bank,
            Exp. 11/16/10* ....        35,000         41,453             Ltd. - ADR,
         Mediobanca SPA,                                                 Exp. 12/30/10* .......         2,551         93,330
            Exp. 03/18/11* ....         4,298            667          CW10 Hindustan
   Merrill Lynch Int'l & Co.                                             Unilever, Ltd.,
      CW10 Burgan Bank,                                                  Exp. 12/30/10* .......        14,000         79,677
         Exp. 12/06/10* .......        30,000         35,009          CW10 Infrastructure
      CW12 ABB Ltd. India,                                               Development Finance
         Exp. 06/27/12* .......         2,560         42,215             Co., Ltd.,
      CW13 Divi's                                                        Exp. 08/12/10* .......        25,900         85,892
         Labatories, Ltd.,                                            CW10 Jaiprakash
         Exp. 05/22/13* .......            80          1,164             Associates, Ltd.,
      CW14 NTPC, Ltd.,                                                   Exp. 07/01/10* ....           32,100        101,313
         Exp. 10/06/14* .......        22,673        114,856          CW10 Nestle India, Ltd.,
      CW14 Reliance                                                      Exp. 09/30/10* .......         1,500         82,142
         Industries, Ltd.,                                            CW10 Ranbaxy
         Exp. 06/23/14* .......         2,886         67,655             Laboratories, Ltd.,
      CW10 Aditya Birla                                                  Exp. 11/08/10* .......         8,900         98,979
         Nuvo, Ltd.,                                                  CW10 Sesa GOA, Ltd.,
         Exp. 06/28/10* .......         1,600         30,134             Exp. 01/21/10* .......        14,000        123,607
      CW10 Ambuja                                                     CW10 Sun Pharmaceutical
         Cements, Ltd.,                                                  Industries, Ltd.,
         Exp. 06/23/10* .......        26,400         59,151             Exp. 02/17/10* .......         2,400         77,827
      CW10 Apollo Hospitals
         Enterprise, Ltd.,
         Exp. 07/21/10* .......           224          2,684

                          The accompanying notes are an integral part of the financial statements.

                                                             109

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                    SHARES        (NOTE 2)                                          SHARES        (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 CALL WARRANTS -- (CONTINUED)                                    CALL WARRANTS -- (CONTINUED)
   Merrill Lynch Int'l & Co. (Continued)                           Merrill Lynch Int'l & Co. (Continued)
      CW10 Suzlon                                                     CW11 Reliance Natural
         Energy, Ltd.,                                                   Resources, Ltd.,
         Exp. 09/16/10* .......        10,500   $     20,389             Exp. 01/25/11* .......        42,400   $     63,243
      CW10 Tata Power Co., Ltd.,                                      CW11 Siemens India, Ltd.,
         Exp. 09/30/10* .......         4,040        119,951             Exp. 12/13/11* .......         3,800         47,561
      CW10 Unitech, Ltd.,                                             CW11 Sterlite Industries
         Exp. 07/12/10* .......        10,200         18,042             India, Ltd.,
      CW11 Adani                                                         Exp. 03/24/11* .......         6,300        116,927
         Enterprises, Ltd.,                                           CW11 Tata Steel, Ltd.,
         Exp. 09/06/11* ....            4,400         41,231             Exp. 10/18/11* .......        10,950        145,371
      CW11 Bharti Airtel, Ltd.,                                      CW11 United Spirits, Ltd.,
         Exp. 03/17/11* .......        34,096        241,643             Exp. 10/05/11* .......         2,200         59,591
      CW11 Cairn India, Ltd.,                                         CW12 Colgate Palmolive
         Exp. 12/27/11* ....           12,470         75,619             India, Ltd.,
      CW11 Cipla, Ltd./India,                                            Exp. 10/25/12* .......         5,200         73,650
         Exp. 08/16/11* .......         6,800         48,967          CW12 DLF, Ltd.,
      CW11 Dr. Reddy's                                                   Exp. 06/21/12* .......         4,300         33,381
         Laboratories, Ltd.,                                          CW12 Essar Oil, Ltd.,
         Exp. 01/03/11* .......         4,500        110,895             Exp. 07/20/12* .......        21,430         64,182
      CW11 Grasim                                                     CW12 Idea Cellular, Ltd.,
         Industries, Ltd.,                                               Exp. 03/05/12* .......        57,200         71,365
         Exp. 05/02/11* .......         1,400         74,473          CW12 Kotak Mahindra
      CW11 Hero Honda                                                    Bank, Ltd.,
         Motors, Ltd.,                                                   Exp. 04/20/12* .......         4,200         72,842
         Exp. 05/02/11* .......         1,400         51,685          CW12 Mundra Port and
      CW11 Housing                                                       Special Economic
         Development Finance                                             Zone, Ltd.,
         Corp.,                                                          Exp. 11/23/12* .......         4,200         49,959
         Exp. 01/18/11* .......         4,560        262,243          CW12 Power Grid Corp
      CW11 Indian Oil                                                    of India, Ltd.,
         Corp., Ltd.,                                                    Exp. 09/27/12* .......        24,600         58,238
         Exp. 08/25/11* .......         9,200         60,486          CW12 Punj Lloyd, Ltd.,
      CW11 Mahindra &                                                    Exp. 06/25/12* .......         4,400         19,391
         Mahindra, Ltd.,                                              CW13 Indiabulls
         Exp. 05/03/11* .......         5,900        137,058             Securities, Ltd.,
      CW11 Maruti Suzuki                                                 Exp. 01/08/13* .......         4,800          3,539
         India, Ltd.,                                                 CW13 Jindal Steel &
         Exp. 06/13/11* .......         3,700        124,062             Power, Ltd.,
      CW11 Reliance                                                      Exp. 01/30/13* .......        10,800        163,249
         Capital, Ltd.,                                               CW13 Piramal
         Exp. 09/20/11* .......         3,100         57,142             Healthcare, Ltd.,
      CW11 Reliance                                                      Exp. 02/05/13* .......         6,060         48,581
       Communications, Ltd.,                                          CW14 Larsen &
         Exp. 01/25/11* .......        20,229         74,933             Toubro, Ltd.,
                                                                         Exp. 06/10/14* .......         7,200        259,601

                          The accompanying notes are an integral part of the financial statements.

                                                             110

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                                                                   PRINCIPAL
                                                    VALUE                                           AMOUNT/         VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 CALL WARRANTS -- (CONTINUED)                                    CERTIFICATES -- (CONTINUED)
   Merrill Lynch Int'l & Co. (Continued)                           HSBC Bank PLC (Continued)
      CW14 Oil & Natural                                              Kayan Petrochemical
         Gas Corp., Ltd.,                                                Co.,
         Exp. 02/18/14* .......         4,257   $    107,779             Exp. 06/04/12 ........         9,000   $     43,731
      CW14 Tata Consultancy                                           Saudi Telecom Co.,
         Services, Ltd.,                                                 Exp. 05/21/12 ........         3,600         42,375
         Exp. 08/06/14* .......         5,840         89,210          Savola,
      CW11 ACC, Ltd.,                                                    Exp. 04/20/12 ........         8,300         66,718
         Exp. 07/12/11* .......         2,900         54,378          Jarir Marketing Co.,
      CW14 Steel Authority                                               Exp. 06/04/12 ........         1,000         35,692
         of India, Ltd.,                                                                                        ------------
         Exp. 03/25/14* .......         9,100         46,939      TOTAL SAUDI ARABIA ........................        750,699
                                                ------------                                                    ------------
  TOTAL CALL WARRANTS                                             TOTAL CERTIFICATES
     (Cost $6,173,776) ......................      6,224,546         (Cost $748,961) ........................        750,699
                                                ------------                                                    ------------
 CERTIFICATES -- 0.2%                                            CORPORATE BONDS -- 0.0%
   HSBC Bank PLC                                                   OMAN -- 0.0%
      Al Rajhi Bank,                                                  Bank Muscat SAOG Cv.,
         Exp. 04/30/12 ........         3,500         66,602             7.00%, 04/20/14 ......  $      1,419             33
      Alinma Bank,                                                                                              ------------
         Exp. 06/04/12 ........        10,150         34,299      TOTAL CORPORATE BONDS
      Almari Co., Ltd.,                                              (Cost $578) ............................             33
         Exp. 03/27/12 ........           800         35,113                                                    ------------
      Arab National Bank,                                       SHORT TERM INVESTMENTS -- 0.4%
         Exp. 06/04/12 ........         3,000         33,873       BlackRock Liquidity Funds
      Banque Saudi Fransi,                                            TempFund Portfolio -
         Exp. 04/30/12 ........         3,300         35,896          Institutional Series
      Ethad Etisalat Co.,                                             (Cost $1,556,194) .......     1,556,194   $  1,556,194
         Exp. 04/02/12 ........         4,700         54,320                                                    ------------
      National Industrialization                                   TOTAL INVESTMENTS -- 99.5%
         Co., Exp. 05/14/12 ...         6,200         46,366          (Cost $408,010,956)+ ..................    465,745,314
      Riyad Bank,                                                  OTHER ASSETS IN EXCESS
         Exp. 06/11/12 ........         8,600         61,563         OF LIABILITIES -- 0.5% .................      2,571,467
      Saudi Arabian                                                                                             ------------
         Fertilizer Co.,                                           NET ASSETS -- 100.0% .....................   $468,316,781
         Exp. 06/04/12 ........         1,100         35,559                                                    ============
      Saudi Basic Industries
         Corp.,
         Exp 03/26/12 .........         3,800         83,202
      Saudi Electricity Co.,
         Exp. 06/25/12 ........        14,000         42,085
      Saudi Ind Investment
         Group.,
         Exp. 06/11/12 ........         5,750         33,305

                          The accompanying notes are an integral part of the financial statements.

                                                             111

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

----------

*   Non-income producing security.
@   Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule
    144A of the  Securities Act of 1933, as amended,  and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated, security is considered liquid.
+   The cost for Federal  income tax  purposes is  $428,428,068.  At December  31,  2009 net  unrealized  appreciation was $37,317,246. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $65,337,366,  and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $28,020,120.
(1) Illiquid security.
ADR - American Depository Receipt
GDR - Global Depository Receipt
PLC - Public Limited Company

                          The accompanying notes are an integral part of the financial statements.

                                                             112

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================
At December 31, 2009, the Multi-Manager International Fund entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                          VALUE AT           NET
                                                            CONTRACT    DECEMBER 31,     UNREALIZED
   SETTLEMENT DATE               CURRENCY BOUGHT             AMOUNT         2009       (DEPRECIATION)
   ---------------       -------------------------------   ----------   ------------   --------------
   March 2010.........   88,778,395 Japanese Yen           $1,006,444       $953,214      $(53,230)
   March 2010.........   465,299 United Kingdom Pound         756,903        751,550        (5,353)
                                                                                          ---------
                                                                                          $(58,583)
                                                                                          =========

                                                                          VALUE AT           NET
                                                            CONTRACT     DECEMBER 31,    UNREALIZED
   SETTLEMENT DATE                CURRENCY SOLD              AMOUNT         2009        APPRECIATION
   ---------------       -------------------------------   ----------   ------------   --------------
   March 2010.........   5,899,923 Czechoslovakia Koruna     $333,763       $320,184       $13,579
                                                                                           ========

At December 31, 2009, the Multi-Manager International Fund had open financial futures contracts as follows:

  NUMBER                                                            VALUE AT
    OF              UNDERLYING          EXPIRATION    CONTRACT    DECEMBER 31,     UNREALIZED
CONTRACTS        CONTRACTS TO BUY          DATE        AMOUNT         2009        APPRECIATION
---------   -------------------------   ----------   ----------   ------------   --------------
    4            DJ EURO STOXX 50       March 2010    $170,420      $175,051         $4,631
                                                                                     =======

                          The accompanying notes are an integral part of the financial statements.

                                                             113

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------

MULTI-MANAGER INTERNATIONAL FUND
--------------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

The following table provides a summary of inputs used to value the Funds' net assets as of December 31, 2009 (see Note 2 in the Notes to Financial Statements):

                                                                           LEVEL 2 -      LEVEL 3 -
                                             TOTAL          LEVEL 1 -     SIGNIFICANT    SIGNIFICANT
                                           VALUE AT          QUOTED       OBSERVABLE    UNOBSERVABLE
                                      DECEMBER 31, 2009      PRICES         INPUTS         INPUTS
                                      -----------------   ------------   ------------   ------------

INVESTMENTS IN SECURITIES:
  Common Stocks                          $386,287,088     $ 78,021,236   $308,265,852        $--
  Exchange-Traded Funds                    61,426,493       61,426,493             --         --
  Preferred Stocks                          9,365,376        9,365,376             --         --
  Rights                                      134,885          134,885             --         --
  Call Warrants                             6,224,546               --      6,224,546         --
  Certificates                                750,699               --        750,699         --
  Corporate Bonds                                  33               --             33         --
  Short-Term Investments                    1,556,194        1,556,194             --         --
                                         ------------     ------------   ------------        ---
Total                                    $465,745,314     $150,504,184   $315,241,130        $--
                                         ------------     ------------   ------------        ---
  Other financial instruments*           $    (40,373)    $      4,631   $    (45,004)       $--
                                         ============     ============   ============        ===

*  Other financial instruments are forward foreign currency contracts, swaps, options written, and futures contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

The following is a reconciliation of assets of the International Fund, for Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                                          CERTIFICATES
                                                          ------------
BALANCE AS OF JUNE 30, 2009                                  $ 24,321
Accrued discounts/premiums                                         --
Realized gain (loss)(1)                                       (43,872)
Change in unrealized
  appreciation (depreciation)(1)                               39,941
Net purchases (sales)                                         (20,390)
Transfers in and/or out of
  Level 3                                                          --
                                                             --------
BALANCE AS OF DECEMBER 31, 2009                              $     --
                                                             ========

(1) Disclosed in the Statement of Operations under Net Realized and Unrealized gain/(loss) on Investments.

                          The accompanying notes are an integral part of the financial statements.

                                                             114

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER REAL ASSET FUND
-----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)
============================================================================================================================

                                      PRINCIPAL      VALUE                                          PRINCIPAL       VALUE
                                        AMOUNT     (NOTE 2)                                           AMOUNT       (NOTE 2)
                                     ----------   ----------                                       -----------   -----------
INFLATION-LINKED & FIXED INCOME                                 U.S. GOVERNMENT INFLATION-LINKED
   SECURITIES -- 47.5%                                             SECURITIES -- 18.1%
CORPORATE BONDS -- 0.6%                                            U.S. Treasury Inflation
   American International                                             Indexed Bonds,
      Group, Inc.,                                                    3.38%, 01/15/12              $ 2,362,000   $ 3,075,486
      5.85%,                                                       U.S. Treasury Inflation
      01/16/18 ...................   $1,800,000   $1,476,952          Indexed Bonds,
   Dexia Credit Local,                                                2.00%, 04/15/12                  542,000       603,370
      2.38%,                                                       U.S. Treasury Inflation
      09/23/11 ...................    1,000,000    1,020,961          Indexed Bonds,
                                                  ----------          0.63%, 04/15/13                  576,000       599,033
 TOTAL CORPORATE BONDS                                             U.S. Treasury Inflation
    (Cost $2,347,543) .........................    2,497,913          Indexed Bonds,
                                                  ----------          1.25%, 04/15/14                  240,000       253,362
EXCHANGE-TRADED FUNDS -- 0.1%                                      U.S. Treasury Inflation
   iShares Barclays U.S.                                              Indexed Bonds,
      Treasury Inflation                                              2.00%, 01/15/16                  808,000       929,321
      Protected Securities                                         U.S. Treasury Inflation
      Index Fund,                                                     Indexed Bonds,
      (Cost $360,987) ............        3,738      388,378          2.38%, 01/15/17                  500,000       578,884
                                                  ----------       U.S. Treasury Inflation
VARIABLE RATE DEMAND                                                  Indexed Bonds,
   NOTES++ -- 0.7%                                                    1.63%, 01/15/18                4,300,000     4,542,031
   Metropolitan Life                                               U.S. Treasury Inflation
      Global Funding I,                                               Indexed Bonds,
      144A@,                                                          2.13%, 01/15/19                   10,000        10,677
      2.16%,                                                       U.S. Treasury Inflation
      06/10/11 ...................    1,100,000    1,121,987          Indexed Bonds,
   Morgan Stanley,                                                    2.38%, 01/15/27                  616,000       694,872
      2.37%,                                                       U.S. Treasury Inflation
      05/14/10 ...................    1,300,000    1,309,323          Indexed Bonds,
   Swedbank AB, 144A@,                                                1.75%, 01/15/28                  278,000       275,069
      0.73%,                                                       U.S. Treasury Inflation
      01/14/13 ...................      800,000      797,670          Indexed Bonds,
                                                  ----------          2.50%, 01/15/29                3,748,000     4,047,560
 TOTAL VARIABLE RATE DEMAND NOTES                                  U.S. Treasury Inflation
    (Cost $3,188,773) .........................    3,228,980          Indexed Bonds,
                                                  ----------          3.38%, 04/15/32                  504,000       758,812
                                                                   U.S. Treasury Inflation
                                                                      Indexed Notes,
                                                                      4.25%, 01/15/10                8,100,000    10,419,482
                                                                   U.S. Treasury Inflation
                                                                      Indexed Notes,
                                                                      0.88%, 04/15/10                1,200,000     1,373,883
                                                                   U.S. Treasury Inflation
                                                                      Indexed Notes,
                                                                      3.50%, 01/15/11                1,002,000     1,290,903

                          The accompanying notes are an integral part of the financial statements.

                                                             115

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER REAL ASSET FUND
-----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                     PRINCIPAL       VALUE                                          PRINCIPAL       VALUE
                                       AMOUNT      (NOTE 2)                                           AMOUNT       (NOTE 2)
                                    ----------    -----------                                       ---------     ----------
U.S. GOVERNMENT INFLATION-LINKED                                FOREIGN GOVERNMENT INFLATION-
SECURITIES -- (CONTINUED)                                          LINKED SECURITIES -- (CONTINUED)
   U.S. Treasury Inflation                                         Brazil Notas do Tesouro
Indexed Notes,                                                        Nacional Series B,
      3.00%, 07/15/12               $1,777,000    $ 2,297,019         6.00%, 05/15/17               3,618,000 BRL $3,769,474
   U.S. Treasury Inflation                                         Brazil Notas do Tesouro
      Indexed Notes,                                                  Nacional Series B,
      1.88%, 07/15/13                5,778,000      7,162,402         6.00%, 05/15/45               4,578,000 BRL  4,697,671
   U.S. Treasury Inflation                                         Bundesobligation
      Indexed Notes,                                                  Inflation Linked,
      2.00%, 01/15/14                  930,000      1,150,587         2.25%, 04/15/13               1,400,000 EUR  2,243,184
   U.S. Treasury Inflation                                         Bundesrepublik Deutschland,
      Indexed Notes,                                                  3.75%, 01/04/15                 300,000 EUR    454,427
      2.00%, 07/15/14                1,530,000      1,858,800      Canadian Government
   U.S. Treasury Inflation                                            Bond,
      Indexed Notes,                                                  4.25%, 12/01/21               1,400,000 CAD  2,434,435
      1.88%, 07/15/15                7,300,000      8,548,365      Canadian Government
   U.S. Treasury Inflation                                            Bond,
      Indexed Notes,                                                  2.00%, 12/01/41               1,000,000 CAD  1,105,339
      2.50%, 07/15/16                2,080,000      2,424,571      Deutsche Bundesrepublik
   U.S. Treasury Inflation                                            Inflation Linked,
      Indexed Notes,                                                  1.50%, 04/15/16               2,100,000 EUR  3,345,948
      2.63%, 07/15/17                3,785,000      4,341,648      France Government
   U.S. Treasury Inflation                                            Bond OAT,
      Indexed Notes,                                                  3.00%, 07/25/12               1,700,000 EUR  3,061,189
      2.38%, 01/15/25                3,723,000      4,505,066      France Government
   U.S. Treasury Inflation                                            Bond OAT,
      Indexed Notes,                                                  2.50%, 07/25/13               2,400,000 EUR  4,181,486
      2.00%, 01/15/26                4,626,000      5,060,012      France Government
   U.S. Treasury Inflation                                            Bond OAT,
      Indexed Notes,                                                  1.60%, 07/25/15                 500,000 EUR    825,512
      3.63%, 04/15/28                  384,000        634,357      France Government
   U.S. Treasury Inflation                                            Bond OAT,
      Indexed Notes,                                                  1.00%, 07/25/17               1,400,000 EUR  2,129,193
      3.88%, 04/15/29                6,699,000     11,335,288      France Government
                                                   ----------         Bond OAT,
 TOTAL U.S. GOVERNMENT INFLATION-LINKED                               2.25%, 07/25/20                 500,000 EUR    872,173
   SECURITIES                                                      France Government
   (Cost $75,594,170) ..........................   78,770,860         Bond OAT,
                                                   ----------         3.40%, 07/25/29                 550,000 EUR  1,193,780
FOREIGN GOVERNMENT INFLATION-                                      France Government
   LINKED SECURITIES -- 27.2%                                         Bond OAT,
   Australia Government Bond,                                         3.15%, 07/25/32               1,500,000 EUR  3,094,109
      4.00%, 08/20/20                1,000,000 AUD  1,390,854      France Government
   Australia Government Bond,                                         Bond OAT,
      3.00%, 09/20/25                1,100,000 AUD  1,000,620         1.80%, 07/25/40               1,000,000 EUR  1,529,749

                          The accompanying notes are an integral part of the financial statements.

                                                             116
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

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER REAL ASSET FUND
-----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                   PRINCIPAL         VALUE                                         PRINCIPAL        VALUE
                                     AMOUNT        (NOTE 2)                                          AMOUNT       (NOTE 2)
                                  ----------     ------------                                     ----------    ------------
FOREIGN GOVERNMENT INFLATION-                                   FOREIGN GOVERNMENT INFLATION-
   LINKED SECURITIES -- (CONTINUED)                                LINKED SECURITIES -- (CONTINUED)
   France Government                                               South Africa
      Bond OAT,                                                       Government Bond,
      1.80%, 07/25/40                400,000 EUR $    611,899         2.60%, 03/31/28              8,800,000 ZAR $ 1,660,675
   Italy Buoni Poliennali                                          Sweden Government
      Del Tesoro,                                                     Bond,
      2.15%, 09/15/14                800,000 EUR    1,360,789         3.50%, 12/01/15             10,500,000 SEK   1,967,357
   Italy Buoni Poliennali                                          Sweden Government
      Del Tesoro,                                                     Bond,
      2.10%, 09/15/17                800,000 EUR    1,280,119         4.00%, 12/01/20             14,700,000 SEK   3,150,839
   Italy Buoni Poliennali                                          Sweden Government
      Del Tesoro,                                                     Bond,
      2.35%, 09/15/19              3,500,000 EUR    5,345,851         3.50%, 12/01/28              7,500,000 SEK   1,607,581
   Italy Buoni Poliennali                                          U.K. Gilt Inflation
      Del Tesoro,                                                     Linked,
      2.60%, 09/15/23              2,700,000 EUR    4,306,164         2.50%, 08/16/13                900,000 GBP   3,785,273
   Italy Buoni Poliennali                                          U.K. Gilt Inflation
      Del Tesoro,                                                     Linked,
      2.35%, 09/15/35                400,000 EUR      663,302         2.50%, 07/26/16                900,000 GBP   4,226,811
   Italy Buoni Poliennali                                          U.K. Gilt Inflation
      Del Tesoro,                                                     Linked,
      2.55%, 09/15/41                800,000 EUR    1,212,673         1.25%, 11/22/17              1,700,000 GBP   3,177,697
   Japanese Government                                             U.K. Gilt Inflation
      CPI Linked Bond,                                                Linked,
      1.20%, 12/10/17            470,000,000 JPY    4,802,773         2.50%, 04/16/20                950,000 GBP   4,501,620
   Japanese Government                                             U.K. Gilt Inflation
      CPI Linked Bond,                                                Linked,
      1.40%, 03/10/18            790,000,000 JPY    8,155,206         1.88%, 11/22/22              2,300,000 GBP   4,309,450
   Mexican Udibonos,                                               U.K. Gilt Inflation
      3.50%, 12/14/17             12,024,900 MXN    4,073,797         Linked,
   Network Rail                                                       2.50%, 07/17/24                800,000 GBP   3,363,884
      Infrastructure                                               U.K. Gilt Inflation
      Finance PLC,                                                    Linked,
      1.38%, 11/22/37                320,000 GBP      603,420         1.25%, 11/22/27              2,500,000 GBP   4,713,181
   New South Wales                                                 U.K. Gilt Inflation
      Treasury Corp.,                                                 Linked,
      3.75%, 11/20/20                800,000 GBP      733,026         4.13%, 07/22/30                500,000 GBP   2,028,162
   Poland Government                                               U.K. Gilt Inflation
      Bond,                                                           Linked,
      3.00%, 08/24/16              1,825,000 PLN      697,123         1.25%, 11/22/32                300,000 GBP     526,516
   Royal Bank of Scotland                                          U.K. Gilt Inflation
      Group PLC,                                                      Linked,
      1.50%, 03/30/12              2,100,000 GBP    2,062,652         1.13%, 11/22/37              1,900,000 GBP   3,675,666

                          The accompanying notes are an integral part of the financial statements.

                                                             117
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

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER REAL ASSET FUND
-----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                   PRINCIPAL        VALUE                                                           VALUE
                                     AMOUNT       (NOTE 2)                                           SHARES       (NOTE 2)
                                  ----------    ------------                                      -----------   ------------
FOREIGN GOVERNMENT INFLATION-                                    DIVERSIFIED -- 0.1%
   LINKED SECURITIES -- (CONTINUED)                                Shaftesbury PLC ............        37,000   $    235,264
   U.K. Gilt Inflation                                             Top REIT, Inc. .............             5         22,207
      Linked,                                                                                                   ------------
      4.50%, 12/07/42               700,000 GBP $  1,150,593                                                         257,471
   U.K. Gilt Inflation                                                                                          ------------
      Linked,                                                    DIVERSIFIED REAL ESTATE ACTIVITIES -- 4.1%
      0.75%, 11/22/47               900,000 GBP    1,652,053       CapitaLand, Ltd. ...........       430,550      1,277,254
                                                ------------       City Developments, Ltd. ....       136,000      1,112,007
 TOTAL FOREIGN GOVERNMENT INFLATION-                               Daito Trust Construction
   LINKED SECURITIES                                                  Co., Ltd. ...............         5,801        274,666
   (Cost $113,188,415) ........................  118,735,295       Daiwa House Industry
                                                ------------          Co., Ltd. ...............       110,300      1,186,013
ASSET-BACKED SECURITIES -- 0.8%                                    GPT Group* .................       963,982             --
   Ally Auto Receivables                                           Great Eagle Holdings,
      Trust,                                                          Ltd. ....................        45,100        116,945
      1.32%, 06/15/12             1,500,000        1,501,381       Hang Lung Group, Ltd. ......        80,900        400,094
   Bank of America                                                 Hang Lung Properties,
      Auto Trust,                                                     Ltd. ....................       387,000      1,517,180
      1.16%, 02/15/12             1,000,000        1,002,430       Henderson Land
   Ford Credit Auto                                                   Development Co., Ltd. ...       117,000        874,312
      Owner Trust,                                                 Kerry Properties, Ltd. .....       331,200      1,675,222
      0.36%, 09/15/10               429,625          429,723       Lend Lease Corp., Ltd. .....        42,000        387,699
   WaMu Mortgage                                                   Mitsubishi Estate Co.,
      Pass Through                                                    Ltd. ....................       144,120      2,300,979
      Certificates,                                                Mitsui Fudosan Co., Ltd. ...       154,689      2,615,492
      5.61%, 11/25/36               713,096          524,601       PDG Realty SA
                                                ------------          Empreendimentos e
 TOTAL ASSET-BACKED SECURITIES                                        Participacoes ...........        24,400        243,159
   (Cost $3,384,937) ..........................    3,458,135       Sumitomo Realty &
                                                ------------          Development Co., Ltd. ...        58,000      1,094,884
 TOTAL INFLATION-LINKED & FIXED INCOME                             Sun Hung Kai Properties,
   SECURITIES                                                         Ltd. ....................       150,200      2,233,347
   (Cost $198,064,825) ........................  207,079,561       Wharf Holdings, Ltd. .......       120,800        693,274
                                                ------------                                                    ------------
REAL ESTATE RELATED                                                                                               18,002,527
   SECURITIES -- 19.7%                                                                                          ------------
COMMON STOCK -- 7.3%                                             HOTELS, RESORTS & CRUISE LINES -- 0.4%
 DEPARTMENT STORES -- 0.2%                                         Hyatt Hotels Corp. -
   Lifestyle International                                            Class A* ................         7,200        214,632
      Holdings, Ltd. ..........     549,400        1,021,349       Shangri-La Asia, Ltd. ......       355,000        665,124
                                                ------------       Sol Melia, SA ..............        95,000        804,305
                                                                                                                ------------
                                                                                                                   1,684,061
                                                                                                                ------------
                                                                 INDUSTRIAL -- 0.0%
                                                                   Segro PLC ..................        35,412        196,422
                                                                                                                ------------

                          The accompanying notes are an integral part of the financial statements.

                                                             118
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

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER REAL ASSET FUND
-----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 OFFICE -- 0.1%                                                  REAL ESTATE OPERATING COMPANIES -- (CONTINUED)
   CapitaCommercial Trust......       197,000   $    163,134       ProLogis European
   ING Office Fund.............       495,900        281,881          Properties*..............        29,881   $    183,159
   Japan Excellent, Inc. ......             7         31,199       Safestore Holdings PLC......       109,200        288,760
                                                ------------       Swiss Prime Site AG*........         7,640        428,564
                                                     476,214                                                    ------------
                                                ------------                                                       6,447,743
 REAL ESTATE DEVELOPMENT -- 0.9%                                                                                ------------
   Cheung Kong Holdings,                                           TOTAL COMMON STOCK
      Ltd......................        79,410      1,020,435          (Cost $25,316,905).....................     31,942,212
   China Overseas Land &                                                                                        ------------
      Investment, Ltd. ........       440,000        921,928    REAL ESTATE INVESTMENT
   Glorious Property                                               TRUSTS -- 12.4%
      Holdings, Ltd.* .........       341,000        154,373     DIVERSIFIED -- 2.3%
   Grainger PLC................        63,170        130,205       British Land Co. PLC........       150,448      1,158,504
   Guangzhou R&F                                                   Canadian Real Estate
      Properties Co., Ltd. ....       175,000        305,237          Investment Trust.........         3,488         90,447
   Helical Bar PLC.............        27,240        150,130       Dexus Property Group........       932,414        707,398
   KWG Property Holding,                                           Gecina SA...................         1,330        144,617
      Ltd. ....................       306,000        233,452       General Property Trust......       605,782        325,523
   Longfor Properties Co.,                                         ICADE.......................         5,530        529,455
      Ltd.*....................        25,000         28,213       Kenedix Realty
   Shimao Property                                                    Investment Corp..........            58        158,797
      Holdings, Ltd. ..........       105,000        196,862       Land Securities Group
   Shui On Land, Ltd. .........       239,200        140,347          PLC......................       144,209      1,587,246
   Sino-Ocean Land.                                                Liberty Property Trust......        24,900        797,049
      Holdings, Ltd. ..........       148,000        135,891       Mirvac Group................       176,475        246,226
   Wing Tai Holdings, Ltd. ....       340,000        439,352       Stockland Corp., Ltd........       367,114      1,293,419
                                                ------------       Suntec Real Estate
                                                   3,856,425          Investment Trust.........       118,500        113,440
                                                ------------       United Urban
 REAL ESTATE OPERATING COMPANIES -- 1.5%                              Investment Corp..........            42        222,025
   Aeon Mall Co., Ltd. ........        48,100        931,871       Vornado Realty Trust........        39,272      2,746,706
   Atrium European Real                                                                                         ------------
      Estate, Ltd. ............        17,209        113,728                                                      10,120,852
   Atrium European Real                                                                                         ------------
      Estate, Ltd.* ...........        30,687        206,536     INDUSTRIAL -- 0.7%
   BR Malls Participacoes                                          AMB Property Corp...........        32,500        830,375
      SA*......................        34,500        426,048       Ascendas Real Estate
   Castellum AB................        20,100        203,569          Investment Trust.........       352,600        553,511
   Central Pattana PCL -                                           Goodman Group...............     1,094,719        619,330
      NVDR.....................       850,000        517,654       Japan Logistics Fund,
   Deutsche Wohnen AG*.........         5,150         49,270          Inc......................            29        212,485
   Hongkong Land                                                   ProLogis....................        56,700        776,223
      Holdings, Ltd. ..........       317,100      1,569,645                                                    ------------
   Hysan Development                                                                                               2,991,924
      Co., Ltd. ...............       344,613        975,285                                                    ------------
   Norwegian Property
      ASA*.....................       239,430        553,654

                          The accompanying notes are an integral part of the financial statements.

                                                             119
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
WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER REAL ASSET FUND
-----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                    VALUE                                                           VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
 OFFICE -- 1.7%                                                  RETAIL -- (CONTINUED)
   Alexandria Real Estate                                          Frontier Real Estate
      Equities, Inc. ..........         5,400   $    347,166          Investment Corp. ........            32   $    227,512
   Boston Properties, Inc. ....        23,000      1,542,610       Hammerson PLC ..............        75,339        512,789
   Derwent London PLC .........        60,948      1,295,140       Immobiliare Grande
   Digital Realty Trust, Inc. .        17,900        900,012          Distribuzione ...........       257,000        574,728
   Douglas Emmett, Inc. .......        30,600        436,050       Kimco Realty Corp. .........         7,700        104,181
   Duke Realty Corp. ..........        29,400        357,798       Klepierre ..................        37,120      1,503,925
   Great Portland Estates                                          Liberty International PLC ..        65,409        540,765
      PLC .....................        98,300        455,012       Mercialys SA ...............        10,226        359,964
   Highwoods Properties,                                           Primaris Retail Real
      Inc .....................        30,000      1,000,500          Estate Investment
   Japan Real Estate                                                  Trust(1) ................         7,300        112,657
      Investment Corp. ........            26        191,665       Regency Centers Corp. ......        11,000        385,660
   Kilroy Realty Corp. ........        12,400        380,308       RioCan Real Estate
   Orix Jreit, Inc. ...........            61        304,553          Investment Trust ........         9,000        170,818
   SL Green Realty Corp. ......         6,900        346,656       Simon Property Group,
                                                ------------          Inc. ....................        59,538      4,751,164
                                                   7,557,470       Tanger Factory Outlet
                                                ------------          Centers, Inc. ...........        17,700        690,123
 RESIDENTIAL -- 0.9%                                               Taubman Centers, Inc. ......        18,000        646,380
   American Campus                                                 The Link Real Estate
      Communities, Inc. .......        19,600        550,760          Investment Trust ........       173,900        443,746
   Apartment Investment &                                          The Macerich Co. ...........        31,290      1,124,876
      Management Co. -                                             Unibail-Rodamco SE .........        16,263      3,572,651
      Class A .................        20,900        332,728       Weingarten Realty, Inc. ....        17,700        350,283
   AvalonBay Communities,                                          Westfield Group ............       180,785      2,023,322
      Inc. ....................         6,829        560,729                                                    ------------
   BRE Properties, Inc. .......         9,700        320,876                                                      21,722,729
   Camden Property Trust ......         8,600        364,382                                                    ------------
   Equity Residential .........         6,800        229,704     SPECIALIZED -- 1.8%
   Essex Property Trust, Inc. .        12,000      1,003,800       Extra Space Storage,
   Nippon Accommodations                                              Inc. ....................         9,000        103,950
      Fund, Inc. ..............            17         88,918       Health Care Property
   UDR, Inc. ..................        35,219        579,001          Investors, Inc. .........        43,800      1,337,652
                                                ------------       Host Hotels & Resorts,
                                                   4,030,898          Inc.* ...................       135,372      1,579,789
                                                ------------       Nationwide Health
 RETAIL -- 5.0%                                                       Properties, Inc. ........        35,300      1,241,854
   Acadia Realty Trust ........         9,731        164,162       Omega Healthcare
   Calloway Real Estate                                               Investors, Inc. .........        19,600        381,220
      Investment Trust ........         9,000        167,892       Pebblebrook Hotel Trust* ...         3,400         74,834
   CapitaMall Trust ...........       126,242        161,132       Public Storage .............        16,800      1,368,360
   CFS Retail Property                                             Ventas, Inc. ...............        37,700      1,648,998
      Trust ...................       118,385        201,581                                                    ------------
   Corio NV ...................        13,432        915,119                                                       7,736,657
   Eurocommercial                                                                                               ------------
      Properties NV ...........        10,780        446,195     TOTAL REAL ESTATE INVESTMENT TRUSTS
   Federal Realty                                                   (Cost $40,551,864) ......................     54,160,530
      Investment Trust ........        23,200      1,571,104                                                    ------------

                          The accompanying notes are an integral part of the financial statements.

                                                             120

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER REAL ASSET FUND
-----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                   PRINCIPAL                                                       PRINCIPAL
                                     AMOUNT/        VALUE                                            AMOUNT/        VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------
RIGHTS -- 0.0%                                                  SHORT-TERM INVESTMENTS -- 4.9%
   Grainger PLC* ..............        39,240   $     84,930     MONEY MARKET FUND -- 3.9%
   ProLogis European                                               BlackRock Liquidity
      Properties* .............        29,881             --          Funds TempFund
                                                ------------          Portfolio - Institutional
  TOTAL RIGHTS                                                        Series ..................    17,105,945   $ 17,105,945
   (Cost $99,048) ...........................         84,930                                                    ------------
                                                ------------    REPURCHASE AGREEMENT -- 0.3%
  TOTAL REAL ESTATE RELATED                                        With Credit Suisse Securities (USA) LLC:
   SECURITIES                                                         at 0.00%, dated 12/31/09,
   (Cost $65,967,817) .......................     86,187,672          to be purchased 1/4/10,
                                                ------------          repurchase price $1,200,000
COMMODITY RELATED                                                     collateralized by U.S.
   SECURITIES -- 26.7%                                                Cash Management Bill,
STRUCTURED NOTE -- 1.2%                                               par value $1,229,000,
   Deutsche Bank AG,                                                  0.41%, 6/10/10, market
      London Branch, Structured                                       value $1,200,000 ........   $ 1,200,000      1,200,000
      Note Linked to the DB                                                                                     ------------
      Liquidity Commodity                                       U.S. AGENCY OBLIGATIONS -- 0.7%
      Index,                                                       Federal Home Loan Bond,
      0.13%, 01/07/10 (Cost                                           0.04%, 01/8/10 ..........     1,000,000        999,992
      $3,300,000) .............   $ 3,300,000      5,175,390       Federal Home Loan Bond,
                                                ------------          0.08%, 02/17/10 .........     2,000,000      1,999,900
EXCHANGE-TRADED FUNDS -- 16.6%                                                                                  ------------
   PowerShares DB                                                                                                  2,999,892
      Commodity Index                                                                                           ------------
      Tracking Fund* (Cost                                        TOTAL SHORT-TERM INVESTMENTS
      $67,400,443) ............     2,942,000     72,432,040       (Cost $21,305,729) .......................     21,305,837
                                                ------------                                                    ------------
INVESTMENT COMPANIES -- 8.9%                                      TOTAL INVESTMENTS, BEFORE OPTIONS
   Credit Suisse                                                   WRITTEN -- 98.9%
      Commodity Return                                             (Cost $392,561,773) ......................    431,234,817
      Strategy Fund ...........     2,321,448     19,941,239                                                    ------------
   PIMCO Commodity                                              OPTIONS WRITTEN -- 0.0%
      RealReturn Strategy                                          U.S. 10YR Futures
      Fund - Institutional                                            Expires 2/10/10
      Shares ..................     2,308,343     19,113,078          Strike Price $116 .......            (2)        (2,188)
                                                ------------       U.S. 10YR Futures
 TOTAL INVESTMENT COMPANIES                                           Expires 2/10/10
   (Cost $36,522,959) .......................     39,054,317          Strike Price $119 .......            (2)           (62)
                                                ------------       U.S. 10YR Futures
 TOTAL COMMODITY RELATED                                              Expires 2/17/10
   SECURITIES                                                         at 3.25% ................          (110)          (300)
   (Cost $107,223,402) ......................    116,661,747
                                                ------------

                          The accompanying notes are an integral part of the financial statements.

                                                             121

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER REAL ASSET FUND
-----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                   PRINCIPAL                                                       PRINCIPAL
                                     AMOUNT/        VALUE                                            AMOUNT/        VALUE
                                     SHARES       (NOTE 2)                                           SHARES       (NOTE 2)
                                  -----------   ------------                                      -----------   ------------

OPTIONS WRITTEN -- (CONTINUED)                                  OPTIONS WRITTEN -- (CONTINUED)
   U.S. 10YR Futures                                               U.S. 10YR Futures
      Expires 2/17/10                                                 Expires 4/19/10
      at 3.25% ................          (100)  $       (272)         at 5.00% ................          (520)  $    (19,764)
   U.S. 10YR Futures                                               U.S. 10YR Futures
      Expires 2/17/10                                                 Expires 7/10/12
      at 4.00% ................          (100)       (16,274)         at 10.00% ...............           (30)          (984)
   U.S. 10YR Futures                                               U.S. 10YR Futures
      Expires 2/17/10                                                 Expires 7/12/12
      at 4.00% ................          (170)       (27,666)         at 10.00% ...............           (40)        (1,313)
   U.S. 10YR Futures                                               U.S. 5YR Futures
      Expires 3/10/10                                                 Expires 6/15/10
      Strike Price $115 .......           (12)       (11,625)         at 5.00% ................          (100)        (1,259)
   U.S. 10YR Futures                                               U.S. 7YR Futures
      Expires 3/10/10                                                 Expires 8/31/10
      Strike Price $119 .......           (12)          (562)         at 6.00% ................          (420)        (8,096)
   U.S. 10YR Futures                                                                                            ------------
      Expires 4/19/10                                           TOTAL OPTIONS WRITTEN
      at 3.25% ................          (520)        (8,820)     (Premiums received
   U.S. 10YR Futures                                              $217,617) .................................       (148,050)
      Expires 4/19/10                                                                                           ------------
      at 3.25% ................          (240)        (4,071)   TOTAL INVESTMENTS, NET OF
   U.S. 10YR Futures                                              OPTIONS WRITTEN -- 98.8%
      Expires 4/19/10                                             (Cost $392,344,156)+ ......................   $431,086,767
      at 4.25% ................          (240)       (44,794)   OTHER ASSETS IN EXCESS
                                                                  OF LIABILITIES -- 1.2% ....................      5,134,145
                                                                                                                ------------
                                                                NET ASSETS -- 100.0% ........................   $436,220,912
                                                                                                                ============

                          The accompanying notes are an integral part of the financial statements.

                                                             122
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

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER REAL ASSET FUND
-----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

----------

@    Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule
     144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated, security is considered liquid.
++   Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2009.
*    Non-income producing security.
+    The cost for Federal income tax purposes is $417,552,085. At December 31, 2009, net unrealized appreciation was
     $13,682,732. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $39,134,621, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $25,451,889.
(1)  Foreign-denominated security; Canadian.
PLC -- Public Limited Company
AUD -- Australian Dollar
BRL -- Brazilian Dollar
CAD -- Canadian Dollar
EUR -- Euro
GBP -- United Kingdom Pound
JPY -- Japanese Yen
MXN -- Mexican Peso
PLN -- Polish Zloty
SEK -- Swedish Krona
ZAR -- South African Rand

                          The accompanying notes are an integral part of the financial statements.

                                                             123

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER REAL ASSET FUND
-----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

At December 31, 2009, the Multi-Manager Real Asset Fund entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                                                 VALUE AT     NET UNREALIZED
                                                                                   CONTRACT    DECEMBER 31,    APPRECIATION
SETTLEMENT DATE                                           CURRENCY BOUGHT           AMOUNT         2009       (DEPRECIATION)
------------------------------------------------   ----------------------------   ----------   ------------   --------------
January 2010 ...................................   367,078 EURO                   $  541,281    $  526,651      $ (14,630)
January 2010 ...................................   336,323 EURO                      495,930       482,526        (13,404)
January 2010 ...................................   748,163 EURO                    1,073,179     1,073,397            218
January 2010 ...................................   180,000 EURO                      258,478       258,247           (231)
January 2010 ...................................   128,820,000 Japanese Yen        1,460,728     1,383,851        (76,877)
February 2010 ..................................   175,680,000 Korean Won            150,000       150,672            672
February 2010 ..................................   176,175,000 Korean Won            150,000       151,097          1,097
February 2010 ..................................   119,100,000 Korean Won            100,000       102,146          2,146
February 2010 ..................................   119,540,000 Korean Won            100,000       102,524          2,524
February 2010 ..................................   28,219,000 Korean Won              23,898        24,202            304
February 2010 ..................................   28,148,000 Korean Won              23,858        24,141            283
February 2010 ..................................   241,220,000 Korean Won            200,000       206,883          6,883
February 2010 ..................................   695,370 Singapore Dollar          500,000       495,038         (4,962)
February 2010 ..................................   557,860 Singapore Dollar          400,000       397,144         (2,856)
February 2010 ..................................   72,885 South African Rand           9,106         9,806            700
April 2010 .....................................   1,311,300 South African Rand      100,000        99,097           (903)
June 2010 ......................................   6,077,700 Chinese Yuan            900,000       892,073         (7,927)
July 2010 ......................................   26,498,000 Korean Won              22,406        22,553            147
July 2010 ......................................   15,939,058 Korean Won              13,510        13,566             56
July 2010 ......................................   15,952,770 Korean Won              13,369        13,578            209
July 2010 ......................................   118,700,000 Korean Won            100,000       101,028          1,028
July 2010 ......................................   16,000,000 Korean Won              13,502        13,618            116
July 2010 ......................................   120,280,000 Korean Won            100,000       102,372          2,372
August 2010 ....................................   63,427,000 Korean Won              53,875        53,915             40
November 2010 ..................................   15,592,172 Korean Won              13,352        13,211           (141)
November 2010 ..................................   28,524,000 Korean Won              24,363        24,167           (196)
                                                                                                                ---------
                                                                                                                $(103,332)
                                                                                                                =========

                        The accompanying notes are an integral part of the financial statements.

                                                           124

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER REAL ASSET FUND
-----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

                                                                                                 VALUE AT     NET UNREALIZED
                                                                                   CONTRACT    DECEMBER 31,    APPRECIATION
SETTLEMENT DATE                                         CURRENCY SOLD               AMOUNT         2009       (DEPRECIATION)
--------------------------------------------   -------------------------------   -----------   ------------   --------------
January 2010 ...............................   77,000 Australian Dollar          $    71,222    $    69,170     $    2,052
January 2010 ...............................   723,000 Australian Dollar             668,703        649,480         19,223
January 2010 ...............................   205,000 Australian Dollar             184,973        184,154            819
January 2010 ...............................   505,000 Australian Dollar             447,150        453,648         (6,498)
January 2010 ...............................   408,000 Australian Dollar             361,382        366,511         (5,129)
January 2010 ...............................   1,542,600 Australian Dollar         1,402,538      1,384,134         18,404
January 2010 ...............................   1,986,000 Canadian Dollar           1,865,651      1,894,450        (28,799)
January 2010 ...............................   1,819,000 Canadian Dollar           1,729,380      1,735,150         (5,770)
January 2010 ...............................   243,423 EURO                          350,167        349,241            926
January 2010 ...............................   12,316,400 EURO                    18,258,017     17,670,469        587,548
January 2010 ...............................   450,000 EURO                          653,024        645,617          7,407
January 2010 ...............................   332,000 EURO                          474,433        476,322         (1,889)
January 2010 ...............................   14,950,000 EURO                    21,706,966     21,448,837        258,129
January 2010 ...............................   733,322,000 Japanese Yen            8,282,942      7,878,061        404,881
January 2010 ...............................   584,695,000 Japanese Yen            6,533,438      6,281,465        251,973
January 2010 ...............................   29,302,200 Swedish Krona            4,148,385      4,104,389         43,996
January 2010 ...............................   19,679,000 Swedish Krona            2,736,558      2,757,348        (20,790)
January 2010 ...............................   14,678,000 United Kingdom Pound    24,411,861     23,701,052        710,809
January 2010 ...............................   302,000 United Kingdom Pound          500,359        487,650         12,709
January 2010 ...............................   121,000 United Kingdom Pound          200,714        195,383          5,331
January 2010 ...............................   9,078,000 United Kingdom Pound     14,824,548     14,657,759        166,789
February 2010 ..............................   14,802,869 Brazilian Real           7,691,800      8,430,912       (739,112)
February 2010 ..............................   729,572 Polish Zloty                  253,323        254,209           (886)
February 2010 ..............................   1,142,817 Polish Zloty                388,290        398,198         (9,908)
February 2010 ..............................   1,289,618 South African Rand          163,740        173,507         (9,767)
February 2010 ..............................   9,018,674 South African Rand        1,176,743      1,213,384        (36,641)
April 2010 .................................   3,435,661 Mexican Peso                252,353        259,639         (7,286)
April 2010 .................................   34,650,210 Mexican Peso             2,596,688      2,618,576        (21,888)
                                                                                                                ----------
                                                                                                                $1,596,633
                                                                                                                ==========

                        The accompanying notes are an integral part of the financial statements.

                                                           125

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER REAL ASSET FUND
-----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

At December 31, 2009, the Multi-Manager Real Asset Fund had open financial futures contracts as follows:

  NUMBER                                                                                         VALUE AT       UNREALIZED
    OF                          UNDERLYING                        EXPIRATION       CONTRACT    DECEMBER 31,    APPRECIATION
CONTRACTS                    CONTRACTS TO BUY                        DATE           AMOUNT         2009       (DEPRECIATION)
---------   -------------------------------------------------   --------------   -----------   ------------   --------------
    10      90DAY EURO DOLLAR                                   March 2010       $ 2,473,625    $ 2,491,125      $ 17,500
    59      90DAY EURO DOLLAR                                   June 2010         14,610,300     14,649,700        39,400
    20      90DAY EURO DOLLAR                                   September 2010     4,910,625      4,945,000        34,375
    23      FIN FUT UK 90DAY LIF                                June 2010          4,552,955      4,597,252        44,297
    20      FIN FUT EURO-BOBL 5Y                                March 2010         3,344,238      3,316,083       (28,155)
    15      EURO-BUND FUTURE                                    March 2010         2,639,721      2,605,975       (33,746)
    25      FIN FUT EURIBOR                                     March 2010         8,793,114      8,891,133        98,019
    58      FIN FUT EURIBOR                                     June 2010         20,434,992     20,552,597       117,605
                                                                                                                 --------
                                                                                                                 $289,295
                                                                                                                 ========

At December 31, 2009, the Multi-Manager Real Asset Fund had open interest swap contracts as follows:

                                                                                                                UNREALIZED
                                                            TERMINATION    NOTIONAL   FIXED      FLOATING      APPRECIATION
COUNTERPARTY                                                    DATE        AMOUNT     RATE        RATE       (DEPRECIATION)
---------------------------------------------------------   -----------   ---------   -----   -------------   --------------
Deutsche Bank AG* .......................................     6/16/15     4,300,000   3.00%   6 MONTH LIBOR      $(30,156)
                                                                                                                 ========

*    Portfolio pays the floating rate and receives the fixed rate.

At December 31, 2009, the Multi-Manager Real Asset Fund had total return swap contracts as follows:

                                                                                                                UNREALIZED
                                                       TERMINATION    NOTIONAL                                 APPRECIATION
COUNTERPARTY                                               DATE        AMOUNT            DESCRIPTION          (DEPRECIATION)
----------------------------------------------------   -----------   ---------   --------------------------   --------------
BNP Paribas SA .....................................     4/15/10     1,200,000   Receive variable  payments      $(17,976)
                                                                                 on the three  month  LIBOR      ========
                                                                                 and pay variable  payments
                                                                                 based on the TSY Inflation
                                                                                 Index.

                        The accompanying notes are an integral part of the financial statements.

                                                           126

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
MULTI-MANAGER REAL ASSET FUND
-----------------------------
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED) -- CONTINUED

============================================================================================================================

The following table provides a summary of inputs used to value the Funds' net assets as of December 31, 2009 (see Note 2 in the Notes to Financial Statements):

                                                                                                   LEVEL 2 -     LEVEL 3 -
                                                                    TOTAL           LEVEL 1 -     SIGNIFICANT    SIGNIFICANT
                                                                   VALUE AT          QUOTED       OBSERVABLE    UNOBSERVABLE
                                                              DECEMBER 31, 2009      PRICES         INPUTS         INPUTS
                                                              -----------------   ------------   ------------   ------------
INVESTMENTS IN SECURITIES:
   INFLATION-LINKED & FIXED INCOME SECURITIES:
   Corporate Bonds                                               $  2,497,913     $         --   $  2,497,913        $--
   Exchange-Traded Funds                                              388,378          388,378             --         --
   Variable Rate Demand Notes                                       3,228,980               --      3,228,980         --
   U.S Government Inflation-Linked Securities                      78,770,860               --     78,770,860         --
   Foreign Government Inflation-Linked Securities                 118,735,295               --    118,735,295         --
   Asset-Backed Securities                                          3,458,135               --      3,458,135         --
   REAL ESTATE RELATED SECURITIES:
   Common Stocks                                                   31,942,212       31,942,212             --         --
   Real Estate Investment Trusts                                   54,160,530       54,160,530             --         --
   Rights                                                              84,930           84,930             --         --
   COMMODITY RELATED SECURITIES:
   Structured Note                                                  5,175,390               --      5,175,390         --
   Exchange-Traded Funds                                           72,432,040       72,432,040             --         --
   Investment Companies                                            39,054,317       39,054,317             --         --
   Short-Term Investments                                          21,305,837       17,105,945      4,199,892         --
                                                                 ------------     ------------   ------------        ---
Total                                                            $431,234,817     $215,168,352   $216,066,465        $--
                                                                 ============     ============   ============        ===
Other financial instruments*                                     $  1,586,414     $    289,295   $  1,297,119        $--
                                                                 ============     ============   ============        ===

*  Other financial instruments are forward foreign currency contracts, swaps, options written, and futures contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

                        The accompanying notes are an integral part of the financial statements.

                                                           127

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   FINANCIAL STATEMENTS
============================================================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009 (Unaudited)

                                                                                                SMALL-CAP      MULTI-MANAGER
                                                                                              STRATEGY FUND   LARGE-CAP FUND
                                                                                              -------------   --------------
ASSETS:
Investment in securities at value* ........................................................   $ 97,279,492     $175,856,268
Receivable for fund shares sold ...........................................................         56,687          107,052
Receivable from Advisor ...................................................................         11,452               --
Dividends and interest receivable .........................................................        101,383          217,606
Other assets ..............................................................................         19,470            8,944
                                                                                              ------------     ------------
Total assets ..............................................................................     97,468,484      176,189,870
                                                                                              ------------     ------------
LIABILITIES:
Obligation to return securities lending collateral ........................................     24,818,527       25,107,923
Payable for fund shares redeemed ..........................................................        124,522          162,481
Accrued advisory fee ......................................................................             --           93,915
Other accrued expenses ....................................................................        121,136          167,976
                                                                                              ------------     ------------
Total liabilities .........................................................................     25,064,185       25,532,295
                                                                                              ------------     ------------
NET ASSETS ................................................................................   $ 72,404,299     $150,657,575
                                                                                              ============     ============
NET ASSETS CONSIST OF:
Paid-in capital ...........................................................................   $ 85,315,052     $206,460,976
Undistributed (distribution in excess of) net investment income ...........................          4,588          (14,204)
Accumulated net realized loss on investments ..............................................    (28,909,068)     (86,131,465)
Net unrealized appreciation of investments ................................................     15,993,727       30,342,268
                                                                                              ------------     ------------
NET ASSETS ................................................................................   $ 72,404,299     $150,657,575
                                                                                              ============     ============
NET ASSETS BY SHARE CLASS:
Institutional Shares ......................................................................   $ 72,404,299     $150,655,376
A Shares ..................................................................................             --            2,199
                                                                                              ------------     ------------
                                                                                              $ 72,404,299     $150,657,575
                                                                                              ============     ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ...................................................................      8,980,804      14,622,2114
   A Shares ...............................................................................             --              213
NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value (NAV), offering
      and redemption price) ...............................................................   $       8.06     $      10.30
                                                                                              ------------     ------------
   A Shares (net asset value (NAV) and redemption price) ..................................   $         --     $      10.32
                                                                                              ------------     ------------
   A Shares (offering price -- NAV / 0.965) ...............................................   $         --     $      10.69
                                                                                              ------------     ------------
----------
*  Investments in securities, at cost .....................................................   $ 81,285,765     $145,514,000

                        The accompanying notes are an integral part of the financial statements.

                                                           128

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
============================================================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009 (Unaudited)

                                                                                           MULTI-MANAGER      MULTI-MANAGER
                                                                                        INTERNATIONAL FUND   REAL ASSET FUND
                                                                                        ------------------   ---------------
ASSETS:
Investment in securities, at value* .................................................     $ 465,745,314       $ 431,234,817
Cash ................................................................................           351,205           3,125,311
Foreign currency, at value** ........................................................         1,663,344           1,207,251
Deposits with broker for futures contracts ..........................................                --              65,000
Deposits with broker ................................................................                --              60,000
Receivable for fund shares sold .....................................................           268,790             387,628
Receivable for investments sold .....................................................           764,508           2,070,548
Variation margin receivable on futures contracts ....................................            77,229               5,018
Dividends and interest receivable ...................................................         1,337,960           1,867,701
Net unrealized appreciation on forward foreign currency exchange contracts ..........            13,579           2,509,791
Other assets ........................................................................            18,227              18,714
                                                                                          -------------       -------------
Total assets ........................................................................       470,240,156         442,551,779
                                                                                          -------------       -------------
LIABILITIES:
Options written, at value (1) .......................................................                --             148,050
Payable for fund shares redeemed ....................................................           576,731           2,152,240
Deferred capital gains tax payable ..................................................           102,996              25,245
Payable for investments purchased ...................................................           137,909           2,334,303
Premiums received for swap agreements ...............................................                --             164,352
Net unrealized depreciation on swap agreements ......................................                --              48,132
Net unrealized depreciation on forward foreign currency exchange contracts ..........            58,583           1,016,490
Accrued advisory fee ................................................................           333,822             224,814
Other accrued expenses ..............................................................           713,334             217,241
                                                                                          -------------       -------------
Total liabilities ...................................................................         1,923,375           6,330,867
                                                                                          -------------       -------------
NET ASSETS ..........................................................................     $ 468,316,781       $ 436,220,912
                                                                                          =============       =============
NET ASSETS CONSIST OF:
Paid-in capital .....................................................................     $ 789,390,016       $ 562,324,837
Distribution in excess of net investment income .....................................        (1,008,918)           (491,282)
Accumulated net realized loss on investments ........................................      (377,691,821)       (166,065,402)
Net unrealized appreciation of investments ..........................................        57,627,504          40,452,759
                                                                                          -------------       -------------
NET ASSETS ..........................................................................     $ 468,316,781       $ 436,220,912
                                                                                          =============       =============
NET ASSETS BY SHARE CLASS:
Institutional Shares ................................................................     $ 468,241,019       $ 416,309,279
A Shares ............................................................................            75,762          19,911,633
                                                                                          -------------       -------------
                                                                                          $ 468,316,781       $ 436,220,912
                                                                                          =============       =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
    ($0.01 par value, unlimited authorized shares):
    Institutional Shares ............................................................        70,839,760          32,560,847
    A Shares ........................................................................            11,493           1,558,816
NET ASSET VALUE PER SHARE:
    Institutional Shares (net asset value (NAV),
       offering and redemption price) ...............................................     $        6.61       $       12.79
                                                                                          -------------       -------------
    A Shares (net asset value (NAV) and redemption price) ...........................     $        6.59       $       12.77
                                                                                          -------------       -------------
    A Shares (offering price -- NAV / 0.965) ........................................     $        6.83       $       13.23
                                                                                          -------------       -------------
*   Investments in securities, at cost ..............................................     $ 408,010,956       $ 392,561,773
**  Foreign currency at cost ........................................................     $   1,671,204       $   1,202,651
(1) Premiums received, options written ..............................................     $          --       $     217,617

                        The accompanying notes are an integral part of the financial statements.

                                                           129
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

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
============================================================================================================================

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2009 (Unaudited)

                                                                                                SMALL-CAP      MULTI-MANAGER
                                                                                              STRATEGY FUND   LARGE-CAP FUND
                                                                                              -------------   --------------
INVESTMENT INCOME:
   Dividends ..............................................................................    $   510,438     $ 1,412,360
   Securities lending income ..............................................................         42,282           8,712
   Foreign tax withheld ...................................................................            (60)             --
                                                                                               -----------     -----------
   Total investment income ................................................................        552,660       1,421,072
                                                                                               -----------     -----------
EXPENSES:
   Advisory fees ..........................................................................        195,828         530,851
   Administration fees ....................................................................          5,456          10,927
   Sub-administration and accounting fees .................................................         68,657          79,417
   Custody fees ...........................................................................         38,474          20,649
   Transfer agent fees ....................................................................         24,271          37,691
   Distribution fees - A Shares ...........................................................              9              21
   Professional fees ......................................................................         36,005          43,985
   Reports to shareholders ................................................................         12,812          13,558
   Registration fees ......................................................................         13,829          24,455
   Trustees' fees .........................................................................         15,514          15,514
   Compliance services ....................................................................          4,541           4,541
   Other ..................................................................................          9,290          15,618
                                                                                               -----------     -----------
   Total expenses before fee waivers ......................................................        424,686         797,227
   Advisory fees waived/reimbursed ........................................................       (334,638)        (85,744)
   Sub-administration and accounting fees waived ..........................................         (1,564)             --
                                                                                               -----------     -----------
   Total expenses, net ....................................................................         88,484         711,483
                                                                                               -----------     -----------
   Net investment income ..................................................................        464,176         709,589
                                                                                               -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments .......................................................      2,299,043       6,546,539
   Net change in unrealized appreciation (depreciation) on investments ....................     12,060,634      18,551,178
                                                                                               -----------     -----------
   Net gain on investments ................................................................     14,359,677      25,097,717
                                                                                               -----------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................    $14,823,853     $25,807,306
                                                                                               ===========     ===========

                        The accompanying notes are an integral part of the financial statements.

                                                           130

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
============================================================================================================================

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2009 (Unaudited)

                                                                                           MULTI-MANAGER      MULTI-MANAGER
                                                                                        INTERNATIONAL FUND   REAL ASSET FUND
                                                                                        ------------------   ---------------
INVESTMENT INCOME:
   Dividends .......................................................................       $  5,188,009       $  4,971,472
   Interest ........................................................................                 --          2,443,822
   Foreign tax withheld ............................................................           (360,993)           (56,412)
                                                                                           ------------       ------------
   Total investment income .........................................................          4,827,016          7,358,882
                                                                                           ------------       ------------
EXPENSES:
   Advisory fees ...................................................................          2,011,374          1,266,170
   Administration fees .............................................................             35,220             32,323
   Sub-administration and accounting fees ..........................................            335,187            149,523
   Custody fees ....................................................................            662,968            125,984
   Transfer agent fees .............................................................             90,642            134,940
   Distribution fees - A Shares ....................................................                 97             25,365
   Professional fees ...............................................................             60,568            110,281
   Reports to shareholders .........................................................             15,248             21,579
   Registration fees ...............................................................             18,321             22,886
   Trustees' fees ..................................................................             15,514             15,514
   Compliance services .............................................................              4,542              4,541
   Other ...........................................................................             34,922             43,483
                                                                                           ------------       ------------
   Total expenses before fee waivers ...............................................          3,284,603          1,952,589
   Advisory fees waived ............................................................            (42,481)            (9,131)
                                                                                           ------------       ------------
   Total expenses, net .............................................................          3,242,122          1,943,458
                                                                                           ------------       ------------
   Net investment income ...........................................................          1,584,894          5,415,424
                                                                                           ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments .........................................         27,709,959         (5,134,295)
   Net realized gain distributions received from
      investment companies .........................................................                 --            263,598
   Net realized gain (loss) on foreign currency transactions .......................              9,416         (2,973,161)
   Net realized gain (loss) on futures contracts ...................................            (59,739)           147,106
   Net realized gain on swap agreements ............................................                 --            118,826
   Net realized gain on options written ............................................                 --            198,441
   Net change in unrealized appreciation (depreciation) on
      investments and foreign currency .............................................         64,236,324         47,157,541
                                                                                           ------------       ------------
   Net gain on investments .........................................................         91,895,960         39,778,056
                                                                                           ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................       $ 93,480,854       $ 45,193,480
                                                                                           ============       ============

                          The accompanying notes are an integral part of the financial statements.

                                                             131
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

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               SMALL-CAP STRATEGY FUND
                                                                                        ------------------------------------
                                                                                             FOR THE
                                                                                            SIX-MONTH
                                                                                           PERIOD ENDED          FOR THE
                                                                                           DECEMBER 31,         YEAR ENDED
                                                                                               2009              JUNE 30,
                                                                                            (UNAUDITED)            2009
                                                                                        ------------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...........................................................       $    464,176       $    426,233
   Net realized gain (loss) from investments .......................................          2,299,043        (30,447,708)
   Net change in unrealized appreciation (depreciation)
      on investments ...............................................................         12,060,634          6,154,964
                                                                                           ------------       ------------
Net increase (decrease) in net assets resulting from operations ....................         14,823,853        (23,866,511)
                                                                                           ------------       ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares .........................................................           (492,903)          (382,232)
      A Shares .....................................................................                (21)               (93)
                                                                                           ------------       ------------
Total distributions ................................................................           (492,924)          (382,325)
                                                                                           ------------       ------------
Fund share transactions (Note 7):
   Proceeds from shares sold:
      Institutional Shares .........................................................         11,244,145         79,228,933
      A Shares .....................................................................                 --             15,423
   Proceeds from mergers (Note 8):
      Institutional Shares .........................................................                 --          3,350,514
      A Shares .....................................................................                 --              6,272
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares .........................................................            191,138            175,908
      A Shares .....................................................................                 21                 93
   Cost of shares redeemed:
      Institutional Shares .........................................................        (16,297,597)       (27,412,044)
      A Shares .....................................................................            (15,778)            (8,771)
                                                                                           ------------       ------------
Net increase (decrease) in net assets from Fund share transactions .................         (4,878,071)        55,356,328
                                                                                           ------------       ------------
Total increase in net assets .......................................................          9,452,858         31,107,492
NET ASSETS:
   Beginning of Period .............................................................         62,951,441         31,843,949
                                                                                           ------------       ------------
   End of Period ...................................................................       $ 72,404,299       $ 62,951,441
                                                                                           ============       ============
Undistributed net investment income ................................................       $      4,588       $     33,336
                                                                                           ------------       ------------

                          The accompanying notes are an integral part of the financial statements.

                                                             132
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

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    MULTI-MANAGER
                                                                                                   LARGE-CAP FUND
                                                                                        ------------------------------------
                                                                                             FOR THE
                                                                                            SIX-MONTH
                                                                                           PERIOD ENDED          FOR THE
                                                                                           DECEMBER 31,        YEAR ENDED
                                                                                               2009             JUNE 30,
                                                                                            (UNAUDITED)           2009
                                                                                        ------------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...........................................................       $    709,589       $   2,144,462
   Net realized gain (loss) from investments .......................................          6,546,539         (85,070,127)
   Net change in unrealized appreciation (depreciation)
      on investments ...............................................................         18,551,178           8,377,856
                                                                                           ------------       -------------
Net increase (decrease) in net assets resulting from operations ....................         25,807,306         (74,547,809)
                                                                                           ------------       -------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares .........................................................           (897,530)         (2,041,337)
      A Shares .....................................................................                (77)               (351)
                                                                                           ------------       -------------
Total distributions ................................................................           (897,607)         (2,041,688)
                                                                                           ------------       -------------
Fund share transactions (Note 7):
   Proceeds from shares sold:
      Institutional Shares .........................................................         26,203,850          55,171,950
      A Shares .....................................................................                 --                  --
   Proceeds from mergers (Note 8):
      Institutional shares .........................................................                 --           8,882,355
      A Shares .....................................................................                 --               8,250
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares .........................................................            546,341           1,049,841
      A Shares .....................................................................                 77                 351
   Cost of shares redeemed:
      Institutional Shares .........................................................        (32,692,357)        (99,226,797)
      A Shares .....................................................................            (32,511)             (5,113)
                                                                                           ------------       -------------
Net decrease in net assets from Fund share transactions ............................         (5,974,600)        (34,119,163)
                                                                                           ------------       -------------
Total increase (decrease) in net assets ............................................         18,935,099        (110,708,660)
NET ASSETS:
   Beginning of Period .............................................................        131,722,476         242,431,136
                                                                                           ------------       -------------
   End of Period ...................................................................       $150,657,575       $ 131,722,476
                                                                                           ============       =============
Undistributed (distributions in excess of)
   net investment income ...........................................................       $    (14,204)      $     173,814
                                                                                           ------------       -------------

                          The accompanying notes are an integral part of the financial statements.

                                                             133
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

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    MULTI-MANAGER
                                                                                                 INTERNATIONAL FUND
                                                                                        ------------------------------------
                                                                                             FOR THE
                                                                                            SIX-MONTH
                                                                                           PERIOD ENDED          FOR THE
                                                                                           DECEMBER 31,        YEAR ENDED
                                                                                               2009             JUNE 30,
                                                                                            (UNAUDITED)           2009
                                                                                        ------------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...........................................................      $   1,584,894      $    8,755,953
   Net realized gain (loss) from investments and foreign currency ..................         27,659,636        (396,260,153)
   Net change in unrealized appreciation (depreciation) on
      investments and foreign currency .............................................         64,236,324          30,879,367
                                                                                          -------------      --------------
Net increase (decrease) in net assets resulting from operations ....................         93,480,854        (356,624,833)
                                                                                          -------------      --------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares .........................................................         (2,304,313)         (8,906,330)
      A Shares .....................................................................               (307)             (1,471)
   Net realized gains:
      Institutional Shares .........................................................                 --         (15,211,656)
      A Shares .....................................................................                 --              (2,440)
                                                                                          -------------      --------------
Total distributions ................................................................         (2,304,620)        (24,121,897)
                                                                                          -------------      --------------
Fund share transactions (Note 7):
   Proceeds from shares sold:
      Institutional Shares .........................................................         41,607,021         165,820,982
      A Shares .....................................................................             13,914              10,120
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares .........................................................          1,001,109          16,726,380
      A Shares .....................................................................                307               3,911
   Cost of shares redeemed:
      Institutional Shares .........................................................        (61,063,851)       (442,242,347)
      A Shares .....................................................................            (34,124)            (12,867)
                                                                                          -------------      --------------
Net decrease in net assets from Fund share transactions ............................        (18,475,624)       (259,693,821)
                                                                                          -------------      --------------
Total increase (decrease) in net assets ............................................         72,700,610        (640,440,551)
NET ASSETS:
   Beginning of Period .............................................................        395,616,171       1,036,056,722
                                                                                          -------------      --------------
   End of Period ...................................................................      $ 468,316,781      $  395,616,171
                                                                                          =============      ==============
Distributions in excess of net investment income ...................................      $  (1,008,918)     $     (289,192)
                                                                                          -------------      --------------

                          The accompanying notes are an integral part of the financial statements.

                                                             134
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

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   FINANCIAL STATEMENTS -- CONTINUED
============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    MULTI-MANAGER
                                                                                                   REAL ASSET FUND
                                                                                        ------------------------------------
                                                                                             FOR THE
                                                                                            SIX-MONTH
                                                                                           PERIOD ENDED          FOR THE
                                                                                           DECEMBER 31,        YEAR ENDED
                                                                                               2009             JUNE 30,
                                                                                            (UNAUDITED)           2009
                                                                                        ------------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ...........................................................       $  5,415,424       $  10,547,643
   Net realized loss from investments ..............................................         (7,379,485)       (128,376,708)
   Net change in unrealized appreciation (depreciation) on
      investments ..................................................................         47,157,541        (110,708,372)
                                                                                           ------------       -------------
Net increase (decrease) in net assets resulting from operations ....................         45,193,480        (228,537,437)
                                                                                           ------------       -------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares .........................................................         (4,943,951)        (17,299,904)
      A Shares .....................................................................           (218,528)         (1,213,782)
   Net realized gains:
      Institutional Shares .........................................................                 --         (30,577,405)
      A Shares .....................................................................                 --          (2,341,818)
                                                                                           ------------       -------------
Total distributions ................................................................         (5,162,479)        (51,432,909)
                                                                                           ------------       -------------
Fund share transactions (Note 7):
   Proceeds from shares sold:
      Institutional Shares .........................................................         71,768,270         157,072,906
      A Shares .....................................................................          7,384,003          49,233,830
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares .........................................................          1,451,974          27,335,986
      A Shares .....................................................................            203,269           3,373,722
   Cost of shares redeemed:
      Institutional Shares .........................................................        (63,301,058)       (336,536,005)
      A Shares .....................................................................         (9,652,739)        (47,351,338)
                                                                                           ------------       -------------
Net increase (decrease) in net assets from Fund share transactions .................          7,853,719        (146,870,899)
                                                                                           ------------       -------------
Total increase (decrease) in net assets ............................................         47,884,720        (426,841,245)
NET ASSETS:
   Beginning of Period .............................................................        388,336,192         815,177,437
                                                                                           ------------       -------------
   End of Period ...................................................................       $436,220,912       $ 388,336,192
                                                                                           ============       =============
Distributions in excess of net investment income ...................................       $   (491,282)      $    (744,227)
                                                                                           ------------       -------------

                          The accompanying notes are an integral part of the financial statements.

                                                             135
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

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
============================================================================================================================

The following tables include selected data for a share outstanding throughout each period and other performance  information derived from the financial  statements.  The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming  reinvestment of all dividends and  distributions).  This information should be read in conjunction with the financial statements and notes thereto.

                                                               FOR THE
                                                              SIX-MONTH
                                                            PERIOD ENDED
                                                            DECEMBER 31,             FOR THE YEARS ENDED JUNE 30,
                                                                2009       ------------------------------------------------
                                                             (UNAUDITED)    2009       2008      2007      2006      2005
                                                            ------------   -------   -------   -------   -------   --------
SMALL-CAP STRATEGY FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ..................................    $  6.57       $  9.16   $ 14.11   $ 14.20   $ 13.92   $ 12.80
                                                             -------       -------   -------   -------   -------   -------
INVESTMENT OPERATIONS:
   Net investment income (loss)(1) ......................       0.05          0.05     (0.02)     0.02     (0.04)    (0.02)
   Net realized and unrealized gain
      (loss) on investments .............................       1.49         (2.60)    (2.25)     1.89      1.43      1.46
                                                             -------       -------   -------   -------   -------   -------
      Total from investment
         operations .....................................       1.54         (2.55)    (2.27)     1.91      1.39      1.44
                                                             -------       -------   -------   -------   -------   -------
DISTRIBUTIONS:
   From net investment income ...........................      (0.05)        (0.04)       --     (0.01)       --        --
   From net realized gains ..............................         --            --     (2.68)    (1.99)    (1.11)    (0.32)
                                                             -------       -------   -------   -------   -------   -------
      Total distributions ...............................      (0.05)        (0.04)    (2.68)    (2.00)    (1.11)    (0.32)
                                                             -------       -------   -------   -------   -------   -------
NET ASSET VALUE -- END OF PERIOD ........................    $  8.06       $  6.57   $  9.16   $ 14.11   $ 14.20   $ 13.92
                                                             =======       =======   =======   =======   =======   =======
TOTAL RETURN ............................................      23.52%**     (27.72)%  (18.13)%   14.42%    10.42%    11.29%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2)
   Expenses:
      Including expense
         limitations ....................................       0.25%*        0.75%     1.25%     1.25%     1.25%     1.25%
      Excluding expense
         limitations ....................................       1.19%*        1.61%     1.92%     1.57%     1.49%     1.58%
   Net investment income (loss) .........................       1.30%*        0.81%    (0.15)%    0.13%    (0.31)%   (0.16)%
   Portfolio turnover rate ..............................         32%**        205%      134%      127%       96%       44%
Net assets at the end of period
   (000 omitted) ........................................    $72,404       $62,938   $31,834   $41,899   $55,357   $53,271

----------
*    Annualized.

**   Not annualized.

(1)  The net investment income (loss) per share was calculated using the average shares outstanding method.

(2)  Prior to July 1, 2005, the Fund operated in a  "fund-of-funds"  structure.  The expense and net investment  loss ratios include expenses  allocated from the underlying funds, WT Investment Trust I--Small Cap Multi-Manager  Series and Small
     Cap Quantitative  Series (the "Series") and the portfolio turnover rate reflects the Fund's investment  activity in the
     Series. Effective July 1, 2005, the Fund no longer operates in a "fund-of-funds" structure.

                          The accompanying notes are an integral part of the financial statements.

                                                            136

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
============================================================================================================================

                                                             FOR THE
                                                            SIX-MONTH
                                                          PERIOD ENDED
                                                          DECEMBER 31,               FOR THE YEARS ENDED JUNE 30,
                                                               2009      ---------------------------------------------------
                                                           (UNAUDITED)     2009       2008       2007       2006       2005
                                                          ------------   --------   --------   --------   --------   -------
MULTI-MANAGER LARGE-CAP FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ................................    $   8.61      $  12.28   $  14.40   $  12.33   $  12.05   $ 11.27
                                                           --------      --------   --------   --------   --------   -------
INVESTMENT OPERATIONS:
   Net investment income (1) ..........................        0.05          0.12       0.09       0.10       0.08      0.10
   Net realized and unrealized gain
      (loss) on investments ...........................        1.70         (3.68)     (1.57)      2.16       0.69      0.77
                                                           --------      --------   --------   --------   --------   -------
      Total from investment
         operations ...................................        1.75         (3.56)     (1.48)      2.26       0.77      0.87
                                                           --------      --------   --------   --------   --------   -------
DISTRIBUTIONS:
   From net investment income .........................       (0.06)        (0.11)     (0.09)     (0.09)     (0.08)    (0.09)
   From net realized gains ............................          --            --      (0.55)     (0.10)     (0.41)       --
                                                           --------      --------   --------   --------   --------   -------
      Total distributions .............................       (0.06)        (0.11)     (0.64)     (0.19)     (0.49)    (0.09)
                                                           --------      --------   --------   --------   --------   -------
NET ASSET VALUE -- END OF PERIOD ......................    $  10.30      $   8.61   $  12.28   $  14.40   $  12.33   $ 12.05
                                                           ========      ========   ========   ========   ========   =======
TOTAL RETURN ..........................................       20.37%**     (28.94)%   (10.75)%    18.45%      6.47%     7.75%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2)
   Expenses:
      Including expense
         limitations ..................................        1.00%*        1.00%      0.93%      0.86%      1.00%     1.00%
      Excluding expense
         limitations ..................................        1.12%*        1.18%      1.00%      0.93%      1.07%     1.29%
   Net investment income ..............................        1.00%*        1.27%      0.67%      0.72%      0.67%     0.85%
   Portfolio turnover rate ............................          55%**        224%       127%        96%        57%       42%
Net assets at the end of period
   (000 omitted) ......................................    $150,655      $131,692   $242,391   $252,756   $127,610   $77,798

----------
*    Annualized.

**   Not annualized.

(1)  The net investment income per share was calculated using the average shares outstanding method.

(2)  Prior to July 1, 2005, the Fund operated in a "fund-of-funds"  structure.  The expense and net investment income ratios include expenses  allocated from the underlying funds, WT Investment Trust I--Large Cap Multi-Manager  Series and Large
     Cap Quantitative  Series (the "Series") and the portfolio turnover rate reflects the Fund's investment  activity in the
     Series. Effective July 1, 2005, the Fund no longer operates in a "fund-of-funds" structure.

                          The accompanying notes are an integral part of the financial statements.

                                                            137

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
============================================================================================================================

                                                             FOR THE                                           FOR THE
                                                            SIX-MONTH                                          PERIOD
                                                          PERIOD ENDED                                  DECEMBER 20, 2005(1)
                                                          DECEMBER 31,   FOR THE YEARS ENDED JUNE 30,          THROUGH
                                                              2009       ----------------------------          JUNE 30,
                                                           (UNAUDITED)     2009      2008       2007            2006
                                                          ------------   -------    ------    -------   --------------------
MULTI-MANAGER LARGE-CAP FUND --
   A SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ................................     $ 8.61       $ 12.28    $ 14.41    $12.33        $12.21
                                                            ------       -------    -------    ------        ------
INVESTMENT OPERATIONS:
   Net investment income (2) ..........................       0.03          0.10       0.05      0.06          0.03
   Net realized and unrealized gain
      (loss) on investments ...........................       1.72         (3.68)     (1.56)     2.18          0.10
                                                            ------       -------    -------    ------        ------
      Total from investment
         operations ...................................       1.75         (3.58)     (1.51)     2.24          0.13
                                                            ------       -------    -------    ------        ------
DISTRIBUTIONS:
   From investment income .............................      (0.04)        (0.09)     (0.07)    (0.06)        (0.01)
   From net realized gains ............................         --            --      (0.55)    (0.10)           --
                                                            ------       -------    -------    ------        ------
      Total distributions .............................      (0.04)        (0.09)     (0.62)    (0.16)        (0.01)
                                                            ------       -------    -------    ------        ------
NET ASSET VALUE -- END OF PERIOD ......................     $10.32       $  8.61    $ 12.28    $14.41        $12.33
                                                            ======       =======    =======    ======        ======
TOTAL RETURN (3) ......................................      20.55%**     (29.11)%   (10.98) %  18.26%         1.07%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense
         limitations ..................................       1.25%*        1.25%      1.18%     1.11%         1.25%*
      Excluding expense
         limitations ..................................       1.36%*        1.43%      1.30%     1.18%         1.28%*
   Net investment income ..............................       0.67%*        1.10%      0.39%     0.47%         0.46%*
   Portfolio turnover rate ............................         55%**        224%       127%       96%           57%(4)
Net assets at the end of period
   (000 omitted) ......................................     $    2       $    30    $    41    $   12        $   10

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2)  The net investment income per share was calculated using the average shares outstanding method.

(3)  Total Return does not reflect the impact of the maximum  front-end sales load of 3.50%. If reflected,  the return would be lower.

(4)  Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

                          The accompanying notes are an integral part of the financial statements.

                                                            138

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
    FINANCIAL HIGHLIGHTS -- CONTINUED
============================================================================================================================

                                                            FOR THE
                                                           SIX-MONTH
                                                         PERIOD ENDED
                                                         DECEMBER 31,              FOR THE YEARS ENDED JUNE 30,
                                                              2009     ------------------------------------------------------
                                                          (UNAUDITED)    2009        2008          2007      2006      2005
                                                         ------------  --------   ----------   ----------  --------  --------
MULTI-MANAGER INTERNATIONAL
   FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ................................   $   5.37     $   8.51   $    11.76   $     9.92  $   8.53  $   7.39
                                                          --------     --------   ----------   ----------  --------  --------
INVESTMENT OPERATIONS:
   Net investment income(1) ...........................       0.02         0.10         0.18         0.16      0.12      0.14
   Net realized and unrealized
      gain (loss) on investments
      and foreign currency ............................       1.25        (2.93)       (1.24)        2.74      2.08      1.07
                                                          --------     --------   ----------   ----------  --------  --------
      Total from investment
         operations ...................................       1.27        (2.83)       (1.06)        2.90      2.20      1.21
                                                          --------     --------   ----------   ----------  --------  --------
DISTRIBUTIONS:
   From net investment income .........................      (0.03)       (0.11)       (0.27)       (0.13)    (0.20)    (0.07)
   From net realized gains ............................         --        (0.20)       (1.92)       (0.93)    (0.61)       --
                                                          --------     --------   ----------   ----------  --------  --------
      Total distributions .............................      (0.03)       (0.31)       (2.19)       (1.06)    (0.81)    (0.07)
                                                          --------     --------   ----------   ----------  --------  --------
NET ASSET VALUE -- END OF PERIOD ......................   $   6.61     $   5.37   $     8.51   $    11.76  $   9.92  $   8.53
                                                          ========     ========   ==========   ==========  ========  ========
TOTAL RETURN ..........................................      23.71%**    (32.82)%     (10.49)%      30.57%    26.70%    16.41%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2)
   Expenses:
      Including expense
         limitations ..................................       1.41%*       1.40%        1.15%        1.06%     1.09%     1.00%
      Excluding expense
         limitations ..................................       1.43%*       1.42%        1.16%        1.06%     1.10%     1.00%
   Net investment income ..............................       0.69%*       1.64%        1.75%        1.49%     1.24%     1.76%
   Portfolio turnover rate ............................         56%**       136%         124%          89%      122%       71%
Net assets at the end of period
   (000 omitted) ......................................   $468,241     $395,536   $1,035,939   $1,129,534  $819,422  $426,581

----------
*    Annualized.

**   Not annualized.

(1)  The net investment income per share was calculated using the average shares outstanding method.

(2)  Prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder  structure. The expense and net investment income ratios include  expenses  allocated  from the master fund, WT Investment  Trust  I--International  Multi-Manager
     Series (the "Series") and the portfolio  turnover rate reflects  investment  activity of the Series.  Effective July 1,
     2005, the Fund no longer operates in a master-feeder structure.

                          The accompanying notes are an integral part of the financial statements.

                                                             139

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
============================================================================================================================

                                                             FOR THE                                           FOR THE
                                                            SIX-MONTH                                          PERIOD
                                                          PERIOD ENDED                                  DECEMBER 20, 2005(1)
                                                          DECEMBER 31,   FOR THE YEARS ENDED JUNE 30,          THROUGH
                                                              2009       ----------------------------          JUNE 30,
                                                           (UNAUDITED)     2009      2008      2007             2006
                                                          ------------   -------   -------   --------   --------------------
MULTI-MANAGER INTERNATIONAL
   FUND -- A SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ................................     $ 5.36       $  8.50   $ 11.75    $ 9.92          $ 9.08
                                                            ------       -------   -------    ------          ------
INVESTMENT OPERATIONS:
   Net investment income(2) ...........................       0.01          0.08      0.15      0.16            0.09
   Net realized and unrealized gain
      (loss) on investments and
      foreign currency ................................       1.24         (2.92)    (1.23)     2.72            0.84
                                                            ------       -------   -------    ------          ------
      Total from investment
         operations ...................................       1.25         (2.84)    (1.08)     2.88            0.93
                                                            ------       -------   -------    ------          ------
DISTRIBUTIONS:
   From investment income .............................      (0.02)        (0.10)    (0.25)    (0.12)          (0.09)
   From net realized gains ............................         --         (0.20)    (1.92)    (0.93)             --
                                                            ------       -------   -------    ------          ------
      Total distributions .............................      (0.02)        (0.30)    (2.17)    (1.05)          (0.09)
                                                            ------       -------   -------    ------          ------
NET ASSET VALUE -- END OF PERIOD ......................     $ 6.59       $  5.36   $  8.50    $11.75          $ 9.92
                                                            ======       =======   =======    ======          ======
TOTAL RETURN(3) .......................................      23.43%**     (32.95)%  (10.66)%   30.30%          10.27%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense
         limitations ..................................       1.66%*        1.65%     1.40%     1.37%           1.34%*
      Excluding expense
         limitations ..................................       1.68%*        1.72%     1.40%     1.37%           1.36%*
   Net investment income ..............................       0.45%*        1.53%     1.46%     1.54%           1.76%*
   Portfolio turnover rate ............................         56%**        136%      124%       89%            122%(4)
Net assets at the end of period
   (000 omitted) ......................................     $   76       $    80   $   118    $  122          $   18

----------
*    Annualized.
**   Not annualized.
(1)  Commencement of operations.
(2)  The net investment income per share was calculated using the average shares outstanding method.
(3)  Total return does not reflect the impact of the maximum  front-end sales load of 3.50%. If reflected,  the return would be lower.
(4)  Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

                          The accompanying notes are an integral part of the financial statements.

                                                             140

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
============================================================================================================================

                                                             FOR THE
                                                            SIX-MONTH
                                                          PERIOD ENDED
                                                          DECEMBER 31,                FOR THE YEARS ENDED JUNE 30,
                                                              2009       ---------------------------------------------------
                                                           (UNAUDITED)     2009        2008      2007       2006      2005
                                                          ------------   --------    --------  --------   --------   -------
MULTI-MANAGER REAL ASSET
   FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ................................    $  11.61      $  17.75    $  15.33  $  15.06   $  14.18   $ 11.77
                                                           --------      --------    --------  --------   --------   -------
INVESTMENT OPERATIONS:
   Net investment income(1) ...........................        0.16          0.28        0.60      0.50       0.50      0.31
   Net realized and unrealized
      gain (loss) on investments
      and foreign currency ............................        1.17         (4.99)       2.71      0.24       1.72      3.12
                                                           --------      --------    --------  --------   --------   -------
      Total from investment
         operations ...................................        1.33         (4.71)       3.31      0.74       2.22      3.43
                                                           --------      --------    --------  --------   --------   -------
DISTRIBUTIONS:
   From net investment income .........................       (0.15)        (0.61)      (0.56)    (0.36)     (0.31)    (0.35)
   From net realized gains ............................          --         (0.82)      (0.33)    (0.11)     (1.03)    (0.67)
                                                           --------      --------    --------  --------   --------   -------
      Total distributions .............................       (0.15)        (1.43)      (0.89)    (0.47)     (1.34)    (1.02)
                                                           --------      --------    --------  --------   --------   -------
NET ASSET VALUE -- END OF PERIOD ......................    $  12.79      $  11.61    $  17.75  $  15.33   $  15.06   $ 14.18
                                                           ========      ========    ========  ========   ========   =======
TOTAL RETURN ..........................................       11.49%**     (26.59)%     22.27%     4.89%     16.49%    30.00%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(2)
   Expenses:
      Including expense limitations ...................        0.91%*        0.82%       0.65%     0.63%      0.98%     1.17%
      Excluding expense limitations ...................        0.91%*        0.82%       0.65%     0.65%      1.04%     1.29%
   Net investment income ..............................        2.57%*        2.09%       3.64%     3.23%      3.38%     2.36%
   Portfolio turnover rate ............................          66%**        115%         72%       23%        33%       75%
Net assets at the end of period
   (000 omitted) ......................................    $416,309      $368,263    $782,540  $555,007   $280,049   $58,963

---------
*    Annualized.
**   Not annualized.
(1)  The net investment income per share was calculated using the average shares outstanding method.
(2)  Prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder  structure. The expense and net investment income  ratios  include  expenses  allocated  from the master fund,  WT  Investment  Trust  I--Real  Estate Series (the
     "Series"),  and the portfolio turnover rate reflects the investment activity of the Series. Effective July 1, 2005, the
     Fund no longer operates in a master-feeder structure.

                          The accompanying notes are an integral part of the financial statements.

                                                             141

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   FINANCIAL HIGHLIGHTS -- CONTINUED
============================================================================================================================

                                                             FOR THE                                           FOR THE
                                                            SIX-MONTH                                          PERIOD
                                                          PERIOD ENDED                                  DECEMBER 20, 2005(1)
                                                          DECEMBER 31,   FOR THE YEARS ENDED JUNE 30,         THROUGH
                                                              2009       ----------------------------         JUNE 30,
                                                           (UNAUDITED)     2009      2008      2007            2006
                                                          ------------   -------   -------   --------   --------------------
MULTI-MANAGER REAL ASSET
   FUND -- A SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ................................    $ 11.60       $ 17.75   $ 15.34    $15.07         $13.77
                                                           -------       -------   -------    ------         ------
INVESTMENT OPERATIONS:
   Net investment income(2) ...........................       0.15          0.15      0.63      0.58           0.26
   Net realized and unrealized
      gain (loss) on investments
      and foreign currency ............................       1.16         (4.89)     2.65      0.12           1.19
                                                           -------       -------   -------    ------         ------
      Total from investment
         operations ...................................       1.31         (4.74)     3.28      0.70           1.45
                                                           -------       -------   -------    ------         ------
DISTRIBUTIONS:
   From investment income .............................      (0.14)        (0.59)    (0.54)    (0.32)         (0.15)
   From net realized gains ............................         --         (0.82)    (0.33)    (0.11)            --
                                                           -------       -------   -------    ------         ------
      Total distributions .............................      (0.14)        (1.41)    (0.87)    (0.43)         (0.15)
                                                           -------       -------   -------    ------         ------
NET ASSET VALUE -- END OF PERIOD ......................    $ 12.77       $ 11.60   $ 17.75    $15.34         $15.07
                                                           =======       =======   =======    ======         ======
TOTAL RETURN(3) .......................................      11.29%**     (26.78)%   22.00%     4.62%         10.50%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense
         limitations ..................................       1.16%*        1.07%     0.90%     0.89%          1.23%*
      Excluding expense
         limitations ..................................       1.16%*        1.09%     0.99%     0.90%          1.27%*
   Net investment income ..............................       2.48%*        1.15%     3.61%     3.74%          3.29%*
   Portfolio turnover rate ............................         66%**        115%       72%       23%            33%(4)
Net assets at the end of period
   (000 omitted) ......................................    $19,912       $20,073   $32,637    $  128         $   11

----------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

                          The accompanying notes are an integral part of the financial statements.

                                                            142

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
============================================================================================================================

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended,
   (the "1940 Act") as an open-end management  investment company and was organized as a Delaware statutory trust on June 1,
   1994.  The Amended and Restated  Agreement and  Declaration  of Trust permits the Board of Trustees (the  "Trustees")  to establish series of shares each of which  constitutes a series separate and distinct from the shares of other series.  As of December 31, 2009, the Trust offered 12 series,  four of which are included in these  financial  statements.  The four series are as follows: Wilmington Small-Cap Strategy Fund ("Small-Cap Strategy Fund"), Wilmington Multi-Manager Large-Cap
   Fund ("Large-Cap Fund"), Wilmington Multi-Manager International Fund ("International Fund"), and Wilmington Multi-Manager
   Real Asset Fund ("Real Asset Fund") (each a "Fund" and collectively, the "Funds").

   Each Fund offers two classes of shares:  Institutional  Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights.  Institutional Shares are offered to retirement plans and other institutional investors.
   A Shares are available to all investors and are subject to a Rule 12b-1  distribution  fee and a maximum  front-end sales charge of 3.50%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

   SECURITY  VALUATION.  Securities  held by the  Funds  which are  listed on a  securities  exchange  and for which  market quotations  are  available  are valued at the last quoted sale price of the day, or, if there is no such  reported  sale, securities  are valued at the mean  between the most recent  quoted bid and ask prices.  Securities  traded on The NASDAQ
   Stock Market,  Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price.  Price  information for listed  securities is taken from the exchange where the security is primarily traded.
   Unlisted  securities  for which  market  quotations  are  readily  available  are valued at the most  recent bid  prices.
   Securities with a remaining  maturity of 60 days or less are valued at amortized cost, which  approximates  market value, unless the Trustees  determine that this does not represent fair value.  Futures  contracts are valued at the most recent settlement price for the day. Forward foreign currency exchange contracts are valued based on the price of the underlying currency at the prevailing (interpolated) exchange rate, which is a combination of the spot currency rate and the forward currency rate.  Securities  that do not have a readily  available  current market value are valued in good faith by using procedures adopted by the Trustees.  When a Fund uses fair value pricing to determine NAV,  securities will not be priced on the basis of quotations  from the primary market in which they are traded,  but rather may be priced by another method that the Trustees believe accurately  reflects fair value. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those  securities occur between the time a foreign exchange closes and the time that the Fund prices its shares.  Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country,  (iii) natural disasters or armed conflict,  or (iv) significant domestic or foreign  market  fluctuations.  The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly  reflects  security  values as of the time of  pricing.  However,  fair  values  determined  pursuant  to a Fund's procedures may not  accurately  reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.  In addition,  foreign  securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result,  the market value of these  investments may change on days when shares of the Fund cannot be bought or sold.

   FOREIGN  CURRENCY  TRANSLATIONS.  The  books  and  records  of the Funds are  maintained  in U.S.  dollars.  Transactions denominated in foreign  currencies are recorded at the prevailing  exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into

                                                             143

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
============================================================================================================================

   U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations  resulting  from changes in foreign  exchange  rates on  investments  from the  fluctuations arising from changes in market  prices of those  investments.  Such  fluctuations  are included with the net realized and unrealized gain or loss from investments.

   The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

   -  Level 1 -- quoted prices in active markets for identical securities

   -  Level 2 -- prices  determined  using  other  significant  observable  inputs  (including  quoted  prices  for  similar securities, interest rates, prepayment speeds, credit risk, etc.)

   -  Level 3 -- prices  determined  using  significant  unobservable  inputs  (including  the  Fund's  own  assumptions  in determining the fair value of investments)

   A summary of the inputs used to value the Funds' net assets by each major  security  type is  disclosed at the end of the
   Schedule of  Investments  for each Fund.  The inputs or methodology  used for valuing  securities are not  necessarily an indication of the risk associated with investing in those securities.

   FEDERAL INCOME TAXES.  Each Fund is treated as a separate  entity for Federal income tax purposes and intends to continue to qualify as a "regulated  investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended,  and to distribute  substantially all of its income to its shareholders.  Therefore,  no Federal income tax provision has been made.

   Tax positions  taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are  "more-likely-than-not"  of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not  threshold would be recorded as a tax benefit or expense in the current year.
   Management  has analyzed the Fund's tax positions  and has concluded  that no provision for income tax is required in the
   Fund's  financial  statements.  The Funds'  federal  tax  returns  for the prior three  fiscal  years  remain  subject to examination by the Internal Revenue Service.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis for financial reporting purposes, each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting  purposes.  Interest income is recorded on the accrual basis and  includes  the  amortization  of premium and the  accretion  of  discount.  Dividend  income is recorded on the ex-dividend date.  Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings.  Withholding taxes on foreign dividends have been  recorded  in  accordance  with the  Funds'  understanding  of the  applicable  country's  tax rules and rates.
   Distributions  received  from  investments  in real estate  investment  trusts are  recorded  as  dividend  income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Funds record  expenses as incurred.  Common  expenses of the Trust are allocated on a pro-rata  basis among the Series based on relative net assets.

   CLASS ACCOUNTING.  In calculating net asset value per share for each class,  investment  income,  realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the  proportion  of net assets of each class at the  beginning  of each day.  Expenses  relating to a specific  class are charged directly to that class.

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============================================================================================================================

   REPURCHASE AGREEMENTS. The Real Asset Fund, through its custodian, receives delivery of the underlying securities used to collateralize  repurchase agreements,  the market value of which is required to be in an amount at least equal to 101% of the resale price. The Fund's investment  adviser is responsible for determining that the market value of these underlying securities is  maintained at all times at a level at least equal to 101% of the resale price.  In the event of default of the obligation to repurchase,  the Fund has the right to liquidate the collateral and apply the proceeds in  satisfaction of the obligation. Provisions of the agreement require that the market value of the collateral is sufficient in the event of default;  however,  in the event of default or  bankruptcy  by the other party to the  agreement,  realization  and/or retention of the collateral may be subject to legal proceedings.

   SHORT SALES.  The Real Asset Fund may sell  securities  short.  A short sale is a  transaction  in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities  deposited in a segregated  account with the Fund's  custodian.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security,  the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain.  Any realized gain will be decreased,  and any realized  loss  increased,  by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

   DISTRIBUTIONS TO SHAREHOLDERS.  Distributions  from net investment  income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL  STATEMENTS.  The preparation of financial statements in conformity with
   U.S.  generally  accepted  accounting  principles  requires  management to make estimates and assumptions that affect the reported  amounts of assets and liabilities at the date of the financial  statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. DERIVATIVE FINANCIAL INSTRUMENTS.

   Disclosures  about  derivative  instruments  and hedging  activities  are  intended to improve  financial  reporting  for derivative  instruments by requiring enhanced  disclosure that enables investors to understand how and why an entity uses derivatives,  how derivatives are accounted for, and how derivative  instruments affect an entity's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds:

   FORWARD  FOREIGN  CURRENCY  EXCHANGE  CONTRACTS.  In connection  with purchases and sales of securities  denominated in a foreign currency,  the International Fund and Real Asset Fund may enter into forward foreign currency exchange contracts.
   Additionally, from time to time it may enter into these contracts to hedge certain foreign currency assets. Certain risks may arise upon entering into these contracts from the potential  inability of  counterparties  to meet the terms of their contracts.  Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions.

   FUTURES  TRANSACTIONS.  The Funds may invest in  financial  futures  contracts  for the  purposes of hedging its existing portfolio.  Financial  futures  contracts are  contracts for the delivery of securities at a specified  future date at an agreed upon price or yield and are valued at the settlement price  established each day by the board of trade or exchange on which they are traded.  Upon entering  into a futures  contract,  the Fund  deposits and maintains as collateral  such initial margin as required. Subsequent payments, which are

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============================================================================================================================

   dependent on the daily fluctuations in the value of the underlying security,  or securities,  are made or received by the
   Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. The risks of entering  into futures  contracts  include,  but are not limited to, (i) the  possibility  that there will be an imperfect  price  correlation  between the futures and the underlying  securities;  (ii) the  possibility  that a lack of liquidity  for futures  contracts  could exist in the  secondary  market,  resulting  in an  inability to close a futures position  prior to its maturity date; and (iii) the  possibility  that the Fund could lose more than the original  margin deposit required to initiate a futures transaction.

   OPTIONS:  Certain  Funds may either  purchase or write  options in order to hedge  against  adverse  market  movements or fluctuations in value caused by changes in prevailing  interest rates,  value of equities or foreign exchange rates, with respect to securities  which the Fund  currently  owns or intends to purchase.  The Fund's  principal  reason for writing options is to realize,  through  receipt of premiums,  a greater  current return than would be realized on the underlying security alone.  When the Fund purchases an option,  it pays a premium and an amount equal to that premium is recorded as an asset.  When the Fund writes an option,  it receives a premium  and an amount  equal to that  premium is recorded as a liability.  The asset or liability  is adjusted  daily to reflect the current  market  value of the option.  If an option expires  unexercised,  the Fund  realizes a gain or loss to the extent of the premium  received or paid.  If an option is exercised,  the premium  received or paid is recorded as an  adjustment  to the proceeds from the sale or the cost of the purchase in determining  whether the Fund has realized a gain or loss. The difference  between the premium and the amount received or paid on effecting a closing  purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased  options is included in net realized gain or loss on investment  transactions.  Gain or loss on written options is presented  separately as net realized gain or loss on options written.  The Fund, as writer of an option,  may have no control over whether the underlying  securities may be sold (called) or purchased  (put).  As a result,  the Fund bears the market risk of an unfavorable  change in the price of the security  underlying the written option. The Fund, as purchaser of an  over-the-counter  option,  bears the risk of the potential  inability of the  counterparties to meet the terms of their contracts.

   The Real Asset Fund had transactions in options written during the six-month period ended December 31, 2009 as follows:

                                                                                                      NUMBER OF    PREMIUMS
                                                                                                      CONTRACTS    RECEIVED
                                                                                                      ---------   ----------

   Options outstanding at June 30, 2009.............................................................       48     $  19,823
   Options written..................................................................................    4,528       396,235
   Options expired..................................................................................   (1,958)     (198,441)
   Options exercised................................................................................       --            --
                                                                                                       ------     ---------
   Options outstanding at December 31, 2009.........................................................    2,618     $ 217,617
                                                                                                       ======     =========

   SWAP  AGREEMENTS:  Certain  Funds may enter into credit  default,  interest  rate,  total  return and other forms of swap agreements.  A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another  instrument.  The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments.  Payments received or paid by the Fund are recorded as realized  gains or losses upon  termination or maturity of the swap.  Risk of loss may exceed  amounts  recognized on the statements of assets and  liabilities.  Swap agreements  outstanding at period end, if any, are listed on the Schedule of
   Investments.

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============================================================================================================================

   INTEREST RATE SWAPS:  Interest rate swaps represent an agreement  between  counterparties to exchange cash flows based on the difference  between two interest rates,  applied to a notional  principal amount for a specified period.  The Fund is subject to interest  rate risk  exposure in the normal  course of pursuing its  investment  objectives.  The Fund may use interest  rate swaps to either  maintain  its  ability to generate  steady cash flow by  receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving  floating rate payments using interest rate swap contracts. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the  counterparty  over the  contract's  remaining  life.  This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same  counterparty  against amounts to be received;  and by the receipt of collateral from the counterparty by the
   Fund, to cover the Fund's exposure to the counterparty.  However,  there is no assurance that such mitigating factors are easily enforceable.

   TOTAL RETURN SWAP AGREEMENTS:  Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of the commodity and in return  receives  either fixed or  determined by floating  price or rate.  One party would receive  payments  based on the market value of the commodity  involved and pay a fixed amount.  Total return swap agreements on indices involve  commitments to pay interest in exchange for a market-linked  return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the  offsetting  interest  rate  obligation,  a Fund will  receive a payment from or make a payment to the counterparty.

   WARRANTS AND RIGHTS: Certain Funds hold warrants and rights acquired either through a direct purchase,  including as part of private  placement,  or pursuant to corporate  actions.  Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific  price and time through the expiration  dates.  Such warrants and rights are held as long positions by the Fund until exercised,  sold or expired.  Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Board of Trustees' approved fair valuation procedures.

   The  following is a summary of the location of  derivatives  on the Funds'  Statements  of Assets and  Liabilities  as of
   December 31, 2009.

                                                             LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                                                  --------------------------------------------------------------------------
                DERIVATIVE TYPE                             ASSET DERIVATIVES                   LIABILITY DERIVATIVES
----------------------------------------------------------------------------------------------------------------------------
Interest rate contracts                           Investments in securities, at value.   Options written, at value.
                                                  Net unrealized appreciation on         Net unrealized depreciation on
                                                  swap agreements. Variation             swap agreements. Variation margin
                                                  margin receivable on futures           payable on futures contracts.
                                                  contracts.
----------------------------------------------------------------------------------------------------------------------------
Foreign exchange                                  Net unrealized appreciation on         Net unrealized depreciation on
contracts                                         forward foreign currency               forward foreign currency exchange
                                                  exchange contracts.                    contracts.

Equity contracts                                  Investments in securities, at          Variation margin payable on futures
                                                  value. Variation margin                contracts.
                                                  receivable on futures contracts.

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============================================================================================================================

   The  following is a summary of the Funds'  derivative  instrument  holdings  categorized  by primary risk  exposure as of
   December 31, 2009:

                                                                                              ASSET DERIVATIVES VALUE
                                                                                         -----------------------------------
                                                                                                       INTEREST     FOREIGN
                                                                       TOTAL VALUE AT      EQUITY        RATE      EXCHANGE
   PORTFOLIO                                                         DECEMBER 31, 2009    CONTRACTS   CONTRACTS    CONTRACTS
   ---------------------------------------------------------------   -----------------   ----------   ---------   ----------
   International Fund                                                    $6,377,641      $6,364,062    $     --   $   13,579
   Real Asset Fund                                                       $2,860,987      $       --    $351,196   $2,509,791

                                                                                           LIABILITY DERIVATIVES VALUE
                                                                                        ------------------------------------
                                                                                                      INTEREST     FOREIGN
                                                                      TOTAL VALUE AT      EQUITY        RATE      EXCHANGE
   PORTFOLIO                                                        DECEMBER 31, 2009    CONTRACTS   CONTRACTS    CONTRACTS
   --------------------------------------------------------------   -----------------   ----------   ---------   -----------
   International Fund                                                  $   (58,583)         $--      $      --   $   (58,583)
   Real Asset Fund                                                     $(1,274,573)         $--      $(258,083)  $(1,016,490)

   The following tables set forth by primary risk exposure the Funds' realized gains (losses) by type of derivative contract for the six-month period ended December 31, 2009:

                                                                    REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
                                                                    --------------------------------------------------------
                                                                                                    INTEREST       FOREIGN
                                                                                       EQUITY         RATE        EXCHANGE
   PORTFOLIO                                                            TOTAL        CONTRACTS     CONTRACTS      CONTRACTS
   --------------------------------------------------------------   ------------     ---------     ---------    ------------
   International Fund                                               $  (167,304)      $100,659      $     --    $  (267,963)
   Real Asset Fund                                                  $(5,870,909)      $     --      $469,634    $(6,340,543)

                                        CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
                                        ------------------------------------------------------------------------------------
                                                                                                    INTEREST       FOREIGN
                                                                                       EQUITY         RATE         EXCHANGE
   PORTFOLIO                                                            TOTAL        CONTRACTS     CONTRACTS      CONTRACTS
   ----------------------------------                               ------------     ---------     ---------     -----------
   International Fund                                                $  543,881       $545,716      $     --     $   (1,835)
   Real Asset Fund                                                   $3,967,615       $     --      $284,961     $3,682,654

4. ADVISORY FEES AND OTHER  TRANSACTIONS WITH AFFILIATES.  Rodney Square  Management  Corporation  ("RSMC"),  a wholly owned subsidiary of Wilmington  Trust  Corporation,  serves as an investment  adviser to each Fund.  RSMC allocates each Fund's assets  among the  sub-advisers  shown  below and  oversees  their  investment  activities.  In  addition to serving as a sub-advisor to the Large-Cap and Small-Cap Funds,  Wilmington Trust Investment  Management,  LLC ("WTIM"),  also a wholly owned  subsidiary of Wilmington Trust  Corporation and under common control with RSMC, also provides  certain  investment services,  information,  advice,  assistance and facilities and performs  research,  statistical and investment  services pursuant to a separate  sub-advisory  agreement among the Trust,  RSMC and WTIM, for which it receives a fee from RSMC as agreed to from time to time with RSMC. Each Fund pays RSMC and each sub-adviser a fee for their services as follows:

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============================================================================================================================

                                                                      GROSS       FEES
                                                                      FEES       WAIVED      % OF AVERAGE DAILY NET ASSETS
                                                                    --------   ---------   ---------------------------------

SMALL-CAP STRATEGY FUND
-----------------------
RSMC                                                                $124,606   $(334,638)  0.35% of average daily net assets

WTIM--
Quantitative strategy                                                 71,222          --   0.20% on the first $1 billion
                                                                                           in assets allocated to the
                                                                                           Quantitative strategy; 0.15%
                                                                                           on the next $1 billion;
                                                                                           and 0.10% over $2 billion
LARGE-CAP FUND
--------------
RSMC                                                                 249,559     (85,744)  0.35% of average daily net assets

Armstrong Shaw
Associates Inc. ("ASA")(1)                                            35,722          --   0.50% of the first $25 million
                                                                                           under ASA's management;
                                                                                           0.45% of the next $25 million;
                                                                                           and 0.40% over $50 million
Montag & Caldwell,
Inc. ("M&C")(1)                                                       90,747          --   0.65% of the first $10 million
                                                                                           under M&C's management;
                                                                                           0.50% of the next $10 million;
                                                                                           0.35% of the next $50 million;
                                                                                           and 0.25% over $70 million

First Quadrant, L.P. ("FQ")(1)                                        90,438          --   0.50% of the first $75 million
                                                                                           under FQ's management;
                                                                                           0.35% of the next $75 million;
                                                                                           0.30% of the next $150
                                                                                           million; and 0.21% over
                                                                                           $300 million
WTIM--
Fundamental strategy                                                  20,012          --   0.40% on the first $10 million
                                                                                           in assets allocated to the
                                                                                           Fundamental strategy; 0.35%
                                                                                           on the next $15 million; and
                                                                                           0.30% over $25 million
WTIM--
Quantitative strategy                                                 44,373          --   0.15% on the first $1 billion
                                                                                           in assets allocated to the
                                                                                           Quantitative strategy; 0.10%
                                                                                           on the next $1 billion; and
                                                                                           0.05% over $2 billion

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============================================================================================================================

                                                                      GROSS       FEES
                                                                      FEES       WAIVED      % OF AVERAGE DAILY NET ASSETS
                                                                    --------   ---------   ---------------------------------
INTERNATIONAL FUND
------------------
RSMC                                                                $804,214   $      --   0.35% of average daily net assets

Goldman Sachs Asset
Management, L.P.(1)                                                  184,373      (8,793)  0.50% of average daily net assets

Artio Global Management, LLC
("Artio") (Formerly Julius Baer
Investment Management, Inc.)(2)                                      101,477          --   0.50% of average daily net assets

Acadian Asset Management
LLC ("Acadian")                                                      152,462          --   0.75% of the first $25 million
                                                                                           under Acadian's management;
                                                                                           0.65% of the next $25 million;
                                                                                           0.50% of the next $100 million;
                                                                                           and 0.40% over $150 million
Dimensional Fund Advisors LP
("DFA")(1)                                                           145,364     (23,556)  0.45% of the first $50 million
                                                                                           under DFA's management; and
                                                                                           0.30% over $50 million

Parametric Portfolio
Associates, Inc. ("PPA")--
Emerging Markets Strategy                                            373,604          --   0.80% on first $100 million under
                                                                                           PPA's management; 0.75% over
                                                                                           $100 million

Parametric Portfolio
Associates, Inc. ("PPA")--
Developed Country Index
Replication Strategy(1)                                               74,364     (10,132)  0.275% on first $50 million under
                                                                                           PPA's management; 0.20% over
                                                                                           $50 million

Principal Global Investors, LLC
("Principal")                                                        175,516          --   0.75% of average daily net assets

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============================================================================================================================

                                                                      GROSS       FEES
                                                                      FEES       WAIVED      % OF AVERAGE DAILY NET ASSETS
                                                                    --------   ---------   ---------------------------------
REAL ASSET FUND
---------------
RSMC                                                                $738,201   $      --   0.35% of average daily net assets
RSMC--Enhanced

Cash strategy                                                          4,814          --   For assets allocated to the
                                                                                           Enhanced Cash strategy, an
                                                                                           additional fee as follows:
                                                                                           0.08% on the assets allocated to
                                                                                           the Enhanced Cash strategy
ING Clarion Real Estate
Securities, LP ("ING")(1)                                            159,260      (9,131)  0.65% on the first $50 million
                                                                                           under ING's management; 0.55%
                                                                                           on the next $50 million; and
                                                                                           0.45% over $100 million
EII Realty Securities, Inc.
("EII")(1)                                                           103,839          --   0.65% on the first $100 million
                                                                                           under EII's management; and
                                                                                           0.60% over $100 million.
Pacific Investment Management
Company LLC ("PIMCO")                                                179,769          --   0.2875% on the average daily net
                                                                                           assets under PIMCO's
                                                                                           management.
Sinopia Asset Management
("Sinopia")                                                           80,287          --   0.20% on the first $100 million
                                                                                           under Sinopia's management;
                                                                                           0.15% on the next $400 million;
                                                                                           and 0.10% over $500 million.

----------

(1) Pursuant to  separate  fee waiver  agreements,  the  sub-advisor  has agreed to waive its fee to the extent that the fee calculation  determined  by taking  into  account  similarly  managed  assets in the  accounts of clients of RSMC or its affiliates results in a fee that is less than the fee calculation under the sub-advisory agreement.

(2) Effective December 3, 2009, Artio receives an annual fee paid monthly as follows:  if the average daily net assets under
    Artio's  management  for the month is less than $125 million,  the  applicable  annual fee is 0.50% on average daily net assets;  if the average daily net assets under Artio's  management for the month is $125 million or more, the applicable annual fee is 0.45% on the first  $100  million  of  average  daily net assets and 0.40% on average  daily net assets in excess of $100 million.

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============================================================================================================================

   RSMC has  contractually  agreed to waive a portion of its advisory fee or reimburse other operating  expenses  (excluding taxes,  extraordinary  expenses,  brokerage commissions and interest) to the extent that total annual operating expenses, excluding  class-specific  expenses (such as Rule 12b-1 or shareholder service fees), exceed the following percentages of average daily net assets:

                                                                                      EXPENSE LIMITATION*    EXPIRATION DATE
                                                                                      -------------------   ----------------
   Small-Cap Strategy Fund(1) .....................................................          0.25%          October 31, 2010
   Large-Cap Fund .................................................................          1.00%          October 31, 2014

   *   This expense limitation will remain in place until its expiration date unless the Trustees approve its earlier termination.

   (1) For the period July 1, 2008 to December 31, 2008, the expense limitation was 1.25%.

   The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides  compliance  services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-month period ended December
   31, 2009 are shown separately on the statements of operations.

   RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual  rate of 0.0185% of the  Trust's  first $2  billion of total  aggregate  daily net  assets;
   0.0175% of the Trust's  next $2 billion of total  aggregate  daily net assets;  0.0125% of the Trust's next $2 billion of total  aggregate  daily net assets;  and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion.
   The fees paid to RSMC for these  services for the six-month  period ended  December 31, 2009 are shown  separately on the statements of operations.

   PNC Global  Investment  Servicing  (U.S.),  Inc.  provides  sub-administration,  accounting,  and transfer agent services pursuant to an  agreement  with RSMC and the Trust for which it receives  fees  directly  from the Funds.  Fees for these services, for the six-month period ended December 31, 2009, are shown separately on the statement of operations.

   COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds
   who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds.  Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a
   Deferred  Compensation  Plan (the "Plan") adopted August 15, 2002, a disinterested  Trustee may elect to defer receipt of all, or a portion,  of their annual  compensation.  Deferred  amounts are invested in shares of a series of the Trust and remain so until  distributed  in  accordance  with the Plan.  Trustees'  fees  reflected  in the  accompanying  financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

   DISTRIBUTION  FEES. The A Shares of each Fund have adopted a  distribution  plan under Rule 12b-1 under the 1940 Act that allows  each  Fund to pay a fee for the  sale  and  distribution  of A  Shares,  and for  services  provided  to A Shares shareholders.  The 12b-1 Plan provides for a maximum  distribution  fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

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
WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
============================================================================================================================

   Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds, except for the International Fund. PFPC Trust Company serves as custodian and Citibank,  N.A.
   serves as the foreign  custody  manager  for the  International  Fund and the Real Asset Fund.  The Funds pay WTC for its
   services as custodian.  The fees for these services for the six-month period ended December 31, 2009 are shown separately on the statements of operations. WTC pays PFPC Trust Company for its services as sub-custodian.

   Certain  Funds effect  trades for security  purchase and sale  transactions  through  brokers that are  affiliates of the adviser or  sub-advisers.  Commissions  paid on those trades for the  six-month  period  ended  December 31, 2009 were as follows:

   Small-Cap Strategy Fund ......................................................................................   $ 44,587
   Large-Cap Fund ...............................................................................................    100,371
   International Fund ...........................................................................................     44,688
   Real Asset Fund ..............................................................................................     46,664

5. INVESTMENT  SECURITIES  TRANSACTIONS.  During the  six-month  period  ended  December 31,  2009,  purchases  and sales of investment securities (excluding short-term investments) were as follows:

                                                                                    SMALL-CAP STRATEGY FUND   LARGE-CAP FUND
                                                                                    -----------------------   --------------
   Purchases ....................................................................         $22,312,375           $76,131,296
   Sales ........................................................................          27,227,398            82,502,526

                                                                                        INTERNATIONAL FUND   REAL ASSET FUND
                                                                                        ------------------   ---------------
   Purchases ....................................................................          $247,959,503        $264,406,009
   Sales ........................................................................           264,132,523         287,575,675

6. SECURITIES  LENDING  AGREEMENT.  Small-Cap  Strategy  Fund and  Large-Cap  Fund may lend their  securities  pursuant to a securities lending agreement ("Lending  Agreement") with PFPC Trust Company.  Security loans made pursuant to the Lending
   Agreement  are required at all times to be secured by cash  collateral  at least equal to 102% of the market value of the securities loaned. Cash collateral received,  pursuant to investment  guidelines  established by the Fund and approved by the Board of  Trustees,  is invested in  short-term  fixed  income  securities  rated in the highest  rating  category by nationally recognized  statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses.  PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments,  with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations.

   In the event the borrower fails to return loaned  securities,  and the collateral  received is  insufficient to cover the value of the loaned securities and provided such collateral  shortfall is not the result of investment losses, PFPC Trust
   Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion,  replace the loaned  securities.
   In the event of default or  bankruptcy by PFPC Trust  Company,  realization  and/or  retention of the  collateral  may be subject to legal proceedings.

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
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--------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
============================================================================================================================

7. CAPITAL SHARE TRANSACTIONS.  Transactions in shares of capital stock for the six-month period ended December 31, 2009 and the year ended June 30, 2009 for the Institutional Shares and A Shares were as follows:

                                                                       FOR THE SIX-MONTH PERIOD       FOR THE YEAR ENDED
                                                                        ENDED DECEMBER 31, 2009          JUNE 30, 2009
                                                                       ------------------------   --------------------------
                                                                       INSTITUTIONAL              INSTITUTIONAL
                                                                           SHARES      A SHARES       SHARES       A SHARES
                                                                       -------------   --------   -------------   ----------
   SMALL-CAP STRATEGY FUND
   Sold ............................................................     1,507,764           --      9,931,006         1,621
   Issued in fund merger (Note 8) ..................................            --           --        484,061           914
   Issued on reinvestment of
      distributions ................................................        24,379            2         30,914            18
   Redeemed ........................................................    (2,130,778)      (2,010)    (4,342,017)       (1,628)
                                                                        ----------     --------    -----------    ----------
   Net Increase (Decrease) .........................................      (598,635)      (2,008)     6,103,964           925
                                                                        ==========     ========    ===========    ==========
   LARGE-CAP FUND
   Sold ............................................................     2,714,668           --      5,908,058            --
   Issued in fund merger (Note 8) ..................................            --           --      1,006,489           935
   Issued on reinvestment of
      distributions ................................................        54,514            8        122,950            42
   Redeemed ........................................................    (3,445,091)      (3,311)   (11,471,690)         (769)
                                                                        ----------     --------    -----------    ----------
   Net Increase (Decrease) .........................................      (675,909)      (3,303)    (4,434,193)          208
                                                                        ==========     ========    ===========    ==========
   INTERNATIONAL FUND
   Sold ............................................................     6,719,067        2,112     30,827,808         2,051
   Issued on reinvestment of
      distributions ................................................       156,267           48      3,401,933           801
   Redeemed ........................................................    (9,654,151)      (5,543)   (82,288,071)       (1,856)
                                                                        ----------     --------    -----------    ----------
   Net Increase (Decrease) .........................................    (2,778,817)      (3,383)   (48,058,330)          996
                                                                        ==========     ========    ===========    ==========
   REAL ASSET FUND
   Sold ............................................................     5,873,765      605,421     12,113,316     3,245,994
   Issued on reinvestment of
      distributions ................................................       114,677       16,091      2,272,993       277,060
   Redeemed ........................................................    (5,150,932)    (793,301)   (26,743,669)   (3,631,596)
                                                                        ----------     --------    -----------    ----------
   Net Increase (Decrease) .........................................       837,510     (171,789)   (12,357,360)     (108,542)
                                                                        ==========     ========    ===========    ==========

8. MERGERS.  On October 17, 2008, the Small-Cap  Strategy Fund acquired all of the assets and  liabilities of the Wilmington
   Fundamentally  Weighted Small Company Fund ("Small Company Fund") in exchange for shares of the Small-Cap  Strategy Fund, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Small Company Fund. The Small-Cap Strategy Fund's acquisition of the Small Company Fund was accomplished  through the tax free exchange of the outstanding shares of the Small Company Fund, 554,961  Institutional  Shares and 1,040 A Shares,
   on October 17, 2008 (valued at $3,350,514 and $6,272,  respectively) for 484,061 Institutional Shares and 914 A Shares of
   the Small-Cap Strategy Fund. The net assets and net unrealized  depreciation of the Small Company Fund as of the close of business on October 17, 2008 were $3,356,786 and $1,834,974,

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
WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
============================================================================================================================

   respectively.  Prior to the  acquisition on October 17, 2008, the Small-Cap  Strategy Fund had net assets of $61,542,816.
   After the  acquisition the Small-Cap  Strategy Fund had net assets of  $64,899,602.  The Small Company Fund had a capital loss of $462,139 as of the merger date which is available to offset future gains of the Small-Cap  Strategy Fund (subject to limitations  imposed by the Internal  Revenue Code and the  regulations  thereunder).  If not utilized  against future gains, $138,079 of the capital loss carryforward will expire on June 30, 2015 and $324,060 will expire on June 30, 2016.

   On October 17, 2008,  the  Large-Cap  Fund acquired all of the assets and  liabilities  of the  Wilmington  Fundamentally
   Weighted Large Company Fund ("Large Company Fund") in exchange for shares of the Large-Cap Fund, pursuant to an agreement and plan of reorganization  approved by the Board of Trustees and approved by the shareholders of the Large Company Fund.
   The  Large-Cap  Fund's  acquisition  of the Large  Company  Fund was  accomplished  through the tax free  exchange of the outstanding  shares of the Large Company Fund,  1,459,715  Institutional  Shares and 1,356 A Shares,  on October 17, 2008
   (valued at $8,882,355  and $8,250,  respectively)  for 1,006,489  Institutional  Shares and 935 A Shares of the Large-Cap
   Fund. The net assets and net unrealized depreciation of the Large Company Fund as of the close of business on October 17,
   2008 were $8,890,605 and $4,505,674,  respectively.  Prior to the acquisition on October 17, 2008, the Large-Cap Fund had net assets of $174,760,441.  After the acquisition the Large-Cap Fund had net assets of  $183,651,046.  The Large Company
   Fund had a capital loss of  $2,043,157  as of the merger date which is available to offset  future gains of the Large-Cap
   Fund  (subject to  limitations  imposed by the Internal  Revenue Code and the  regulations  thereunder).  If not utilized against future gains, this capital loss carryforward will expire on June 30, 2016.

9. FEDERAL TAX INFORMATION.  Distributions to shareholders  from net investment  income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial  reporting  purposes.  Additionally,  gains (losses) on foreign  currency  transactions  and net short-term realized  gains are treated as "ordinary  income" for tax  purposes.  Accordingly,  the  character of  distributions  and composition of net assets for tax purposes may differ from those reflected in the accompanying  financial statements.  To the extent these  differences are permanent,  such amounts are reclassified  within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

   The tax character of  distributions  paid during the six-month period ended December 31, 2009 and the year ended June 30,
   2009, respectively, were as follows:

                                                                      SMALL-CAP      LARGE-CAP   INTERNATIONAL    REAL ASSET
                                                                    STRATEGY FUND      FUND           FUND           FUND
                                                                    -------------   ----------   -------------   -----------
   SIX-MONTH PERIOD ENDED
      DECEMBER 31, 2009
   Ordinary income ..............................................      $492,924     $  897,607    $ 2,304,620    $ 5,162,479
   Long-term capital gains ......................................            --             --             --             --
                                                                       --------     ----------    -----------    -----------
      Total distributions .......................................      $492,924     $  897,607    $ 2,304,620    $ 5,162,479
                                                                       ========     ==========    ===========    ===========
   YEAR ENDED JUNE 30, 2009
   Ordinary income ..............................................      $382,325     $2,041,688    $ 8,908,391    $26,830,976
   Long-term capital gains ......................................            --             --     15,213,506     30,435,357
                                                                       --------     ----------    -----------    -----------
      Total distributions .......................................      $382,325     $2,041,688    $24,121,897    $57,266,333
                                                                       ========     ==========    ===========    ===========

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
WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
============================================================================================================================

     For Federal  income tax  purposes,  capital loss  carryforwards  are available to offset future  capital  gains.  As of
     December 31, 2009, the capital loss carryforwards that expire as follows:

                                                                              SMALL-CAP      LARGE-CAP    INTERNATIONAL
                                                                            STRATEGY FUND       FUND           FUND
                                                                            -------------   -----------   -------------
     06/30/2017 .........................................................     $2,922,479    $16,951,239    $109,475,284

     During  the  fiscal  year  ended  June 30,  2009,  the  preceeding  funds did not  utilize  any of their  capital  loss carryforwards.

10.  CONTRACTUAL  OBLIGATIONS.  The Funds enter into  contracts in the normal  course of business  that contain a variety of indemnifications.  The Funds' maximum  exposure under these  arrangements is unknown.  However,  the Funds have not had prior claims or losses pursuant to these contracts.  Management has reviewed the Funds' existing  contracts and expects the risk of loss to be remote.

11.  RECENT ACCOUNTING PRONOUNCEMENTS.  In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting
     Standards Update ("ASU") No. 2010-06  "Improving  Disclosures about Fair Value  Measurements."  ASU 2010-06 amends FASB
     Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting  periods  beginning  after December 15, 2009, and other required  disclosures  are effective for fiscal years beginning  after  December 15,  2010,  and for interim  periods  within those  fiscal  years.  Management  is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

12.  SUBSEQUENT EVENTS. Management has evaluated the impact of all subsequent events on the Funds through February 26, 2010, the date the financial statements were available for issuance,  and has determined that the following subsequent events require disclosure in the financial statements.

     At the next  scheduled  meeting of the Board of Trustees,  the Board of Trustees  will make a  determination  as to the termination of Armstrong Shaw Inc. as a sub-adviser to the Large-Cap Fund.

     On February 2, 2010, The PNC Financial Services Group, Inc. ("PNC") entered into a Stock Purchase Agreement (the "Stock
     Purchase  Agreement") with The Bank of New York Mellon  Corporation  ("BNY Mellon").  Upon the terms and subject to the conditions  set forth in the Stock  Purchase  Agreement,  which has been  approved  by the board of  directors  of each company,  PNC will sell to BNY Mellon  (the  "Stock  Sale")  100% of the issued  and  outstanding  shares of PNC Global
     Investment Servicing, Inc., an indirect,  wholly-owned subsidiary of PNC. The Stock Sale includes PNC Global Investment
     Servicing (U.S.) Inc., and PFPC Trust Company and is expected to close in the third quarter of 2010.

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
WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
   SUB-ADVISORY AGREEMENTS
============================================================================================================================

At a meeting held on August 20, 2009, the Board of Trustees of WT Mutual Fund (the  "Trust"),  including a majority of those trustees who are not  "interested  persons" as such term is defined in the 1940 Act  ("Independent  Trustees"),  unanimously approved the  continuation  for an additional  one-year period of the investment  advisory  agreement  between the Trust, on behalf of the Wilmington  Small-Cap Strategy Fund ("Small-Cap Fund"),  Wilmington  Multi-Manager  Large-Cap Fund ("Large-Cap
Fund"),  Wilmington  Multi-Manager  International Fund, and Wilmington  Multi-Manager Real Asset Fund (each a "series"), and
RSMC (the "Advisory Agreement"). The Trustees also unanimously approved the continuation of the sub-advisory agreement among the Trust on behalf of each of the series, RSMC and Wilmington Trust Investment Management, LLC ("WTIM"),  pursuant to which
WTIM provides  certain  investment  services,  information,  advice,  assistance and  facilities,  research and  statistical investment services, as well as continuation of the sub-advisory  agreement among the Trust, on behalf of Large-Cap Fund and
Small-Cap Fund, RSMC and WTIM (the "WTIM Agreements"). WTIM is a wholly owned subsidiary of Wilmington Trust Corporation and is under common control with RSMC.  Employees of WTIM are also employees of RSMC. Prior to voting, the Independent  Trustees reviewed the  Agreements  with RSMC,  WTIM and legal  counsel and  received  advice from such  counsel  regarding  the legal standards to be followed in their consideration of the Agreements.  The Independent Trustees also reviewed the Agreements in executive session with counsel at which time no representatives of RSMC or WTIM were present.

At the same meeting the Board also approved the continuation of the sub-advisory  agreements among the Trust,  RSMC and each of the following sub-advisers:  Acadian Asset Management, LLC, Armstrong Shaw Associates, Inc., Artio Global Management LLC,
Dimensional Fund Advisors LP, EII Realty Securities,  Inc., First Quadrant, L.P., Goldman Sachs Asset Management,  L.P., ING
Clarion  Real Estate  Securities,  LLC,  Parametric  Portfolio  Associates  LLC, and  Principal  Global  Investors  LLC (the
"Sub-Advisory  Agreements" together with the WTIM Agreements and the Advisory Agreement, the "Agreements").  Prior to voting the  Independent  Trustees  reviewed the  Sub-Advisory  Agreements  with legal counsel and received advice from such counsel regarding the legal standards to be followed in their consideration of the Sub-Advisory Agreements. The Independent Trustees
also  reviewed the  Sub-Advisory  Agreements  in executive  session  with  counsel at which time no  representatives  of the
Sub-Advisers were present.

Before meeting to determine  whether to approve the continuation of the Agreements,  the Board had the opportunity to review written materials provided by RSMC and each of the sub-advisers.  The materials generally included information regarding (i)
services  performed  for the Trust  and one or more of its  series,  (ii) the size and  qualifications  of  RSMC's  and each
Sub-adviser's  portfolio  management staff,  (iii) any potential or actual material conflicts of interest which may arise in connection  with a portfolio  manager's  management of a series of the Trust,  (iv)  investment  performance,  (v) brokerage selection  procedures  (including soft dollar  arrangements),  (vi) the procedures for allocating  investment  opportunities between a series and other  clients,  (vii)  results of any  independent  audit or  regulatory  examination,  including  any recommendations or deficiencies  noted, (viii) any litigation,  investigation or administrative  proceeding which may have a material impact on RSMC's or any Sub-adviser's  ability to service the series, (ix) the compliance with a series' investment objective, policies and practices (including its code of ethics), federal securities laws and other regulatory requirements, and (x) proxy voting policies.  RSMC and the Sub-advisers  provided information  regarding the advisory fees received and an analysis of these fees in relation to the delivery of services for each of the series, the costs of providing such services, the  profitability  of the firm in general  and as a result of the fees  received  from the  series and any other  ancillary benefit resulting from RSMC's or the Sub-adviser's relationship with the Trust.

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
WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
   SUB-ADVISORY AGREEMENTS -- CONTINUED
============================================================================================================================

The Board also  received a memorandum  from  counsel to the Trust which  outlined  the duties of trustees  when  considering approval of an investment advisory agreement and related legal standards.  In addition, the Board received a report prepared by two of the Trustees which  considered,  among other items,:  (i) investment  performance  (ii)  compliance and regulatory issues; (iii) operations;  (iv) asset growth; (v) profitability;  and (vi) expense control. The Board considered and weighed the above information based upon its accumulated experience in governing the Trust and working with RSMC on matters relating to the Trust.

During its  deliberations on whether to approve the continuation of the Agreements,  the Board considered many factors.  The
Board  considered  the  nature,  extent and quality of the  services  provided by RSMC and each  Sub-adviser.  The  Trustees considered  the services  provided to each series by each  Sub-adviser,  as compared to services  provided by other advisers which manage mutual funds with investment  objectives,  strategies and policies similar to those of the series. The Trustees believe that changes in management have generally been favorable. The Trustees concluded that the nature, extent and quality of the services  provided by the Adviser and  Sub-adviser(s) to each series are appropriate and consistent with the terms of the Agreements, that the quality of those services has been consistent with industry norms and that the series are likely to benefit from the continued  provision of those  services.  They also  concluded that the Adviser and each  Sub-adviser  have sufficient personnel,  with the appropriate education and experience, to serve each series effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

The Board considered the investment  performance of each series,  RSMC and each of the Sub-advisers.  The Board reviewed and considered comparative  performance data and each series' performance relative to other mutual funds with similar investment objectives,  strategies and policies,  its respective  benchmark index,  and its Lipper peer group rankings.  The Board also noted that it reviews and  evaluates  the  investment  performance  of each  series and  Sub-adviser  on an  on-going  basis throughout the year. The Trustees  considered the short-term and long-term  performance of each series.  They concluded that the performance of each series and RSMC and each Sub-adviser is within an acceptable range of performance  relative to other mutual funds with similar investment  objectives,  strategies and policies. The Trustees noted that although the performance of some  series  and  Sub-advisers  has  lagged  for  certain  periods,  RSMC has taken  appropriate  steps to  address  the underperformance.

The Board considered the costs of the services provided by RSMC and each Sub-adviser, the compensation and benefits received by RSMC and each Sub-adviser in providing services to the series, as well as RSMC's and each Sub-adviser's profitability. In addition,  the Board considered any direct or indirect  revenues  received by affiliates of RSMC and the  Sub-advisers.  The
Board was satisfied that the RSMC's and each  Sub-adviser's  profits are sufficient to continue as viable concerns generally and as investment adviser or sub-adviser of each series specifically. The Board concluded that RSMC's and each Sub-adviser's fees and profits derived from its relationship with the Trust in light of each series' expenses,  are reasonable in relation to the nature and quality of the services  provided,  taking into  account the fees  charged by other  advisers for managing comparable mutual funds with similar  strategies.  The Trustees also concluded that the overall expense ratio of each series is reasonable,  taking into account the size of the series,  the quality of services  provided by RSMC and the Sub-advisers, the investment performance of the series and the expense limitations agreed to by RSMC.

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
WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
   SUB-ADVISORY AGREEMENTS -- CONTINUED
============================================================================================================================

The Trustees also considered the extent to which economies of scale would be realized  relative to fee levels as each series grows,  and whether the advisory fee levels  reflect  these  economies of scale for the benefit of  shareholders.  The Board determined  that  economies  of scale  should be achieved at higher  asset  levels for each of the series for the benefit of shareholders  due to certain  break-points in the advisory or sub-advisory  fees. The Board recognized that the economies of scale  achieved  will be primarily the result of the ability of the Trust and each series to spread its fixed costs across a larger asset base and not through negotiated breakpoints in the advisory fees.

The  Trustees  considered  whether  any events have  occurred  that would  constitute  a reason for the Board not to approve continuation  of the  Agreement  and  concluded  there were not.  After  consideration  of all the factors,  and taking into consideration the information  presented during previous meetings of the Board, the Board determined that it would be in the best interests of each series and its  shareholders to approve the  continuation of each of the Agreements for an additional one-year  period.  In arriving at its decision,  the Board did not identify any single matter as  controlling,  but made its determination in light of all the facts and circumstances.

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
WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   EVALUATION AND APPROVAL OF NEW SUB-ADVISORY AGREEMENT FOR
   THE WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
============================================================================================================================

As noted above, on August 20, 2009, the Board of Trustees of the Trust approved the continuation for an additional  one-year period of the sub-advisory  agreement among the Trust, on behalf of the Wilmington  Multi-Manager  International  Fund, (the
"Fund"), RSMC and Artio Global Management LLC ("Artio Global") (the "Sub-advisory  Agreement"). A change of control of Artio
Global occurred on September 24, 2009 and,  accordingly,  the Sub-advisory  Agreement  terminated.  On that date, an Interim
Sub-advisory  Agreement,  which was previously approved by the Board and had a maximum term of 150 days was executed. At the
Board of Trustees meeting held on November 18, 2009, the Board of Trustees  approved a new sub-advisory  agreement among the
Trust,  RSMC and Artio Global (the "New Agreement")  which replaced the Interim  Agreement.  Prior to voting on this matter,
Independent  Trustees  reviewed the New  Agreement  with RSMC and with legal  counsel and received  advice from such counsel regarding the legal standards to be followed in their  consideration  of the New Agreement.  The  Independent  Trustees also reviewed the New Agreement in executive session with counsel at which time no  representatives  of RSMC or Artio Global were present.  The Board of Trustees,  including the  Independent  Trustees  voting  separately,  determined that the proposal to approve the New Agreement would be in the best interests of shareholders and the Fund.

In determining  whether to approve the New Agreement,  the Trustees  considered  information  provided by Artio Global.  The
Trustees considered  information that Artio Global provided regarding (i) the services performed for the Fund, (ii) the size and  qualifications  of Artio Global's  portfolio  management  staff,  (iii) any potential or actual  material  conflicts of interest which may arise in connection with Artio Global's  management of a portion of the Fund, (iv) how the portion of the
Fund is managed by Artio Global,  including a general  description of the  investment  decision-making  process,  sources of information  and investment  strategies,  (v)  investment  performance  information,  (vi)  brokerage  selection  procedures
(including soft dollar  arrangements),  (vii) the procedures for allocating  investment  opportunities  between the Fund and other  clients,  (viii)  results of any  independent  audit or  regulatory  examination,  including any  recommendations  or deficiencies  noted,  (ix) any litigation,  investigation or  administrative  proceeding which may have a material impact on
Artio Global's  ability to service the Fund, (x) Artio Global's  internal  program for ensuring  compliance  with the Fund's investment  objective,  policies and practices  (including code of ethics),  federal  securities  laws and other  regulatory requirements,  (xi) Artio Global's proxy voting policies and (xii) detail and quantification of any fee sharing arrangements with respect to the distribution of shares of the Fund.

The Trustees  reviewed the services  provided to the Fund by Artio Global as compared to services provided by other advisers which manage mutual funds with  investment  objectives,  strategies and policies  similar to those of the Fund. The Trustees concluded that the services  provided by Artio Global are consistent  with those of other advisers which manage mutual funds with investment objectives,  strategies and policies similar to those of the Fund. They also concluded that Artio Global has sufficient personnel,  with the appropriate education and experience, to serve the Fund effectively and has demonstrated its ability to attract and retain qualified  personnel.  The Trustees  considered  whether the change of control of Artio Global would impact the services  currently  being  provided to the Fund.  Based on the  information  provided at the meeting,  the
Trustees  concluded that there would be no material impact on the services provided to the Fund. The Trustees concluded that the nature,  extent and quality of the services provided by Artio Global to the Fund are appropriate and consistent with the terms of the New Agreement and that the Fund is likely to benefit from the continued service.

                                                             160

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
WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   EVALUATION AND APPROVAL OF NEW SUB-ADVISORY AGREEMENT FOR
   THE WILMINGTON MULTI-MANAGER INTERNATIONAL FUND -- CONTINUED
============================================================================================================================

The Trustees reviewed the performance information for the Fund including the portion of the Fund managed by Artio Global and compared such data against comparable investment companies. The Trustees also reviewed the performance information for three mutual funds that are sub-advised by Artio Global (the "Artio Funds"). Based on the information provided at the meeting, the
Trustees  concluded that Artio Global's  performance  was reasonable for this type of fund. The Trustees  observed that they review and evaluate the investment performance of the Fund and each of its sub-advisers throughout the year.

Artio  Global  also  provided  information  regarding  its  sub-advisory  fee and an analysis of this fee in relation to the delivery of services to the Fund; any other ancillary benefit resulting from Artio Global's  relationship with the Fund; and
Artio  Global's  financial  statements.  The  Trustees  noted  that the Artio  Funds  have a lower  advisory  fee as well as break-point  reductions for assets exceeding certain levels. The Trustees  authorized the representatives of RSMC to propose to Artio Global  break-point  fee  reductions  in the event assets  allocated to Artio Global  exceed  certain  levels,  but concluded that the current fee proposal was reasonable for the current level of assets allocated to Artio Global in relation to the services it provides to the Fund.  The Trustees  considered the costs of the services  provided by Artio Global,  the compensation  and the benefits  received by Artio  Global in providing  services to the Fund.  The Trustees  reviewed  Artio
Global's financial statements.  In addition, the Trustees considered any direct or indirect revenues which would be received by affiliates of Artio Global.  The Trustees  concluded that Artio Global's fees and profits  derived from its  relationship with the Fund in light of the Fund's  expenses,  are  reasonable  in  relation  to the nature  and  quality of the  services provided,  taking into  account the fees  charged by other  advisers  for  managing  comparable  mutual  funds with  similar strategies.  The Trustees also concluded that the overall  expense ratio of the Fund is reasonable,  taking into account the size of the Fund, the quality of services provided by Artio Global and the investment performance.

After consideration of all the factors and taking into consideration the information  presented at the meeting, the Trustees determined that approval of the New Agreement is in the best interests of the Fund shareholders. The Trustees noted that the current fee proposal as presented at the meeting did not include break-point  reductions in the advisory fee at higher asset levels. In approving the fee, the Trustees concluded that the current fee proposal was reasonable.  In addition the Trustees instructed RSMC to continue  negotiating with Artio Global with respect to the  implementation of break-point  reductions in the advisory fee as certain asset levels were  achieved.  In arriving at their  decision,  the Trustees did not identify any single matter as controlling,  but made their  determination in light of all the  circumstances.  Subsequent to the meeting,
RSMC and Artio Global agreed upon certain  break-point  reductions in the advisory fee as certain asset levels were achieved which are reflected in the New Agreement.

                                                             161

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   TRUSTEES AND OFFICERS
============================================================================================================================

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information  regarding the Trustees and Officers of the Trust. Each person listed under
"Interested  Trustee"  below is an  "interested  person" of the  Trust's  investment  advisers,  within  the  meaning of the
Investment  Company Act of 1940, as amended (the "1940 Act").  Each person who is not an "interested  person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless  specified  otherwise,  the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market  Street,
Wilmington, DE 19890.

The Statement of Additional  Information for the Funds contains additional  information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.


INTERESTED TRUSTEES

             NAME AND                       POSITION(S) HELD
          DATE OF BIRTH,                      WITH TRUST,                            PRINCIPAL OCCUPATION(S)
        NUMBER OF FUNDS IN                 TERM OF OFFICE AND                        DURING PAST FIVE YEARS,
           FUND COMPLEX                      LENGTH OF TIME                            OTHER DIRECTORSHIPS
      OVERSEEN BY TRUSTEE(1)                     SERVED                                  HELD BY TRUSTEE
----------------------------------   ------------------------------   ------------------------------------------------------
TED T. CECALA(2)                     Trustee                          Director, Chairman of the Board, and Chief Executive
Date of Birth: 1/49                                                   Officer of Wilmington Trust Corporation and Wilmington
                                     Shall serve at the pleasure of   Trust Company since 1996; Member of the Board of
12 Funds                             the Board and until successor    Managers of Cramer Rosenthal McGlynn, LLC and Roxbury
                                     is elected and qualified.        Capital Management, LLC (registered investment
                                     Trustee since August 2007.       advisers).

                                                                      Wilmington Trust Corporation;
                                                                      Wilmington Trust Company.
----------------------------------------------------------------------------------------------------------------------------
ROBERT J. CHRISTIAN(3)               Trustee                          Retired since February 2006; Executive Vice President
Date of Birth: 2/49                                                   of Wilmington Trust Company from February 1996 to
                                     Shall serve until death,         February 2006; President of Rodney Square Management
12 Funds                             resignation or removal.          Corporation ("RSMC") from 1996 to 2005; Vice President
                                     Trustee since October 1998,      of RSMC 2005 to 2006.
                                     President and Chairman of
                                     the Board from October 1998      FundVantage Trust (13 portfolios); Optimum Fund Trust
                                     to January 2006.                 (6 portfolios) (registered investment companies).

(1)  The "Fund Complex" currently consists of the Trust (12 funds) and CRM Mutual Fund Trust (8 funds).

(2)  Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust
     Company, each an affiliate of RSMC, an investment adviser to the Trust.

(3)  Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the
     Trust.

                                                             162
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

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
============================================================================================================================

INDEPENDENT TRUSTEES

             NAME AND                       POSITION(S) HELD
          DATE OF BIRTH,                      WITH TRUST,                            PRINCIPAL OCCUPATION(S)
        NUMBER OF FUNDS IN                 TERM OF OFFICE AND                        DURING PAST FIVE YEARS,
           FUND COMPLEX                      LENGTH OF TIME                            OTHER DIRECTORSHIPS
      OVERSEEN BY TRUSTEE(1)                     SERVED                                  HELD BY TRUSTEE
----------------------------------   ------------------------------   ------------------------------------------------------
ROBERT ARNOLD                        Trustee                          Founder and co-manager, R.H. Arnold & Co., Inc.
Date of Birth: 3/44                                                   (financial consulting) since 1989.
                                     Shall serve until death,
12 Funds                             resignation or removal.          First Potomac Realty Trust (real estate investment
                                     Trustee since May 1997.          trust).
----------------------------------------------------------------------------------------------------------------------------
DR. ERIC BRUCKER                     Trustee                          Professor of Economics, Widener University since July
Date of Birth: 12/41                                                  2004; formerly Dean, School of Business Administration
                                     Shall serve until death,         of Widener University from 2001 to 2004; Dean, College
12 Funds                             resignation or removal.          of Business, Public Policy and Health at the
                                     Trustee since October 1999.      University of Maine from September 1998 to June 2001.

                                                                      None
----------------------------------------------------------------------------------------------------------------------------
NICHOLAS GIORDANO                    Trustee and Chairman of          Consultant, financial services organizations from 1997
Date of Birth: 3/43                  the Board                        to present; Interim President, LaSalle University from
                                                                      1998 to 1999; President and Chief Executive Officer,
12 Funds                             Shall serve until death,         Philadelphia Stock Exchange from 1981 to 1997.
                                     resignation or removal.
                                     Trustee since October 1998.      Kalmar Pooled Investment Trust; The RBB Fund, Inc. (19
                                                                      portfolios) (registered investment companies);
                                                                      Independence Blue Cross; IntriCon Corporation
                                                                      (industrial furnaces and ovens).
----------------------------------------------------------------------------------------------------------------------------
LOUIS KLEIN, JR.                     Trustee                          Self-employed financial consultant since 1991.
Date of Birth: 5/35
                                     Shall serve until death,         CRM Mutual Fund Trust (8 portfolios) (registered
20 Funds                             resignation or removal.          investment companies); WHX Corporation (industrial
                                     Trustee since October 1999.      manufacturer).

                                                             163

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
============================================================================================================================

INDEPENDENT TRUSTEES (CONTINUED)

             NAME AND                       POSITION(S) HELD
          DATE OF BIRTH,                      WITH TRUST,                            PRINCIPAL OCCUPATION(S)
        NUMBER OF FUNDS IN                 TERM OF OFFICE AND                        DURING PAST FIVE YEARS,
           FUND COMPLEX                      LENGTH OF TIME                            OTHER DIRECTORSHIPS
      OVERSEEN BY TRUSTEE(1)                     SERVED                                  HELD BY TRUSTEE
----------------------------------   ------------------------------   ------------------------------------------------------
THOMAS LEONARD                       Trustee                          Retired since 2008; former Partner with
Date of Birth: 2/49                                                   PricewaterhouseCoopers (public accounting) from May
                                     Shall serve until death,         1970 to June 2008.
12 Funds                             resignation or removal.
                                     Trustee since July 2008.         Alpha One Capital Partner, LLC (2 portfolios)
                                                                      (unregistered investment companies)

EXECUTIVE OFFICERS

                                            POSITION(S) HELD
                                               WITH TRUST,                           PRINCIPAL OCCUPATION(S)
                                           TERM OF OFFICE AND                        DURING PAST FIVE YEARS,
         NAME, ADDRESS AND                   LENGTH OF TIME                            OTHER DIRECTORSHIPS
           DATE OF BIRTH                         SERVED                                        HELD
----------------------------------   ------------------------------   ------------------------------------------------------
JOHN J. KELLEY                       President & Chief Executive      President of Rodney Square Management Corporation
1100 North Market Street             Officer                          ("RSMC") since 2008; Vice President of Wilmington
Wilmington, DE 19890                                                  Trust Investment Management, LLC ("WTIM") since 2005;
Date of Birth: 9/59                  Shall serve at the pleasure of   Vice President of PNC Global Investment Servicing
                                     the Board and until successor    (U.S.), Inc. (formerly PFPC Inc.) from January 2005 to
                                     is elected and qualified.        July 2005; Vice President of Administration, 1838
                                     Officer since September 2005.    Investment Advisors, LP from 1999 to 2005; Chief
                                                                      Compliance Officer, 1838 Investment Advisors, LP from
                                                                      2004 to 2005.

                                                                      N/A
----------------------------------------------------------------------------------------------------------------------------
CLAYTON M. ALBRIGHT                  Vice President                   Managing Director, Fixed Income Management, Wilmington
1100 North Market Street                                              Trust since 2007; Director, Fixed Income Research and
Wilmington, DE 19890                 Shall serve at the pleasure of   Portfolio Manager, Wilmington Trust from 1996 to 2007;
Date of Birth: 9/53                  the Board and until successor    Vice President, RSMC since 2001; Vice President of
                                     is elected and qualified.        WTIM since 2006; Vice President, Wilmington Trust
                                     Officer since October 1998.      Company since 1997.

                                                                      N/A

                                                             164

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
--------------------------------------------------------------
   TRUSTEES AND OFFICERS -- CONTINUED
============================================================================================================================

EXECUTIVE OFFICERS (CONTINUED)

                                            POSITION(S) HELD
                                               WITH TRUST,                           PRINCIPAL OCCUPATION(S)
                                           TERM OF OFFICE AND                        DURING PAST FIVE YEARS,
         NAME, ADDRESS AND                   LENGTH OF TIME                            OTHER DIRECTORSHIPS
           DATE OF BIRTH                         SERVED                                        HELD
----------------------------------   ------------------------------   ------------------------------------------------------
JOSEPH M. FAHEY, JR.                 Vice President                   Investment Adviser, WTIM since 2003; Vice President,
1100 North Market Street                                              RSMC since 1992.
Wilmington, DE 19890                 Shall serve at the pleasure of
Date of Birth: 1/57                  the Board and until successor    N/A
                                     is elected and qualified.
                                     Officer since November 1999.
----------------------------------------------------------------------------------------------------------------------------
JOHN C. MCDONNELL                    Vice President, Chief            Director of Mutual Fund Administration, WTIM, since
1100 North Market Street             Financial Officer & Treasurer    October 2005; Audit and Assurance-Senior, Deloitte
Wilmington, DE 19890                                                  (public accounting) from September 2004 to October
Date of Birth: 4/66                  Shall serve at the pleasure of   2005; Mutual Fund Administration, 1838 Investment
                                     the Board and until successor    Advisors, LP from March 1999 to September 2004.
                                     is elected and qualified.
                                     Officer since November 2005.
----------------------------------------------------------------------------------------------------------------------------
ANNA M. BENCROWSKY                   Vice President, Chief            Chief Compliance Officer, WTIM since 2007; Vice
1100 North Market Street             Compliance Officer & Anti-       President, WTIM since 2004; Vice President and Chief
Wilmington, DE 19890                 Money Laundering Officer         Compliance Officer, RSMC since 2004; Vice President
Date of Birth: 5/51                                                   and Chief Compliance Officer, 1838 Investment
                                     Shall serve at the pleasure of   Advisors, LP from 1999 to 2004.
                                     the Board and until successor
                                     is elected and qualified;        N/A
                                     Officer since September 2004.
----------------------------------------------------------------------------------------------------------------------------
EDWARD W. DIFFIN, JR.                Vice President & Secretary       Director of Mutual Fund Regulatory Administration of
1100 North Market Street                                              WTIM since November 2006; Coleman Counsel Per Diem
Wilmington, DE 19890                 Shall serve at the pleasure of   from November 2005 to November 2006; Vice President
Date of Birth: 1/52                  the Board and until successor    and Senior Counsel of Merrill Lynch & Co., Inc. from
                                     is elected and qualified;        1994 to 2005.
                                     Officer since February 2007.
                                                                      N/A

----------------------------------------------------------------------------------------------------------------------------
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge by calling the Fund at (800) 336-9970 or on the SEC's website at
http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2009 is available, without charge, by calling the Fund at (800) 336-9970 or on the SEC's website listed above.

                                                             165

TRUSTEES                                      OFFICERS

Nicholas A. Giordano                          John J. Kelley
Chairman of the Board                         President & Chief Executive Officer

                                              John C. McDonnell
Robert H. Arnold                              Vice President, Chief Financial Officer
                                              & Treasurer
Dr. Eric Brucker
                                              Edward W. Diffin Jr.
                                              Vice President & Secretary
Ted T. Cecala
                                              Clayton M. Albright
Robert J. Christian                           Vice President

                                              Joseph M. Fahey Jr.
Louis Klein Jr.                               Vice President

Thomas Leonard                                Anna M. Bencrowsky
                                              Vice President, Chief Compliance Officer
                                              & Anti-Money Laundering Officer

CUSTODIAN

Wilmington Trust Company

1100 North Market Street, Wilmington, DE 19890


INVESTMENT ADVISER AND ADMINISTRATOR

Rodney Square Management Corporation

1100 North Market Street, Wilmington, DE 19890


SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT

PNC Global Investment Servicing (U.S.), Inc.

301 Bellevue Parkway, Wilmington, DE 19809

THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT
PROSPECTUS OF THE SMALL-CAP STRATEGY FUND AND THE WILMINGTON MULTI-MANAGER FUNDS - INSTITUTIONAL AND A SHARES.

             |
WILMINGTON   |
     FUNDS   |                                                                                          S-C&MULTI_Semi_12/09
             |

                                                          ASSET ALLOCATION FUNDS
                                          SEMI-ANNUAL REPORT | DECEMBER 31, 2009

                                                     AGGRESSIVE ASSET ALLOCATION

                                                   CONSERVATIVE ASSET ALLOCATION

WILMINGTON | (GRAPHIC)
     FUNDS |

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS

CONTENTS                                                                    page
--------                                                                    ----
President's Message .....................................................     3
Expense Disclosure ......................................................    10
Disclosure of Portfolio Holdings ........................................    12
Investments .............................................................    13
Financial Statements ....................................................    15
Financial Highlights ....................................................    19
Notes to Financial Statements ...........................................    23
Evaluation and Approval of Investment Advisory and Sub-Advisory
   Agreements ...........................................................    29
Trustees and Officers ...................................................    31

DEFINITION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged. All indices assume the reinvestment of dividends and interest income unless otherwise noted.

BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX is an unmanaged index of the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.

BARCLAYS CAPITAL U.S. GOVERNMENT 1-3 YEAR INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes Treasuries and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government) with a maturity range between 1 and 3 years.

BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related and Corporate sectors with a maturity range between 1 and 10 years.

BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes Treasuries and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government) with a maturity range between 1 and 10 years.

BARCLAYS CAPITAL U.S. LONG GOVERNMENT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes Treasuries and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government) with a maturity range 10 years or greater.

DOW JONES GLOBAL AGGRESSIVE PORTFOLIO INDEX(SM) AND DOW JONES GLOBAL MODERATELY CONSERVATIVE PORTFOLIO INDEXSM measure the performance of aggressive and conservative portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a global all-stock index. The Dow Jones ("DJ") Global Aggressive Portfolio Index measures the risk of a portfolio with 100% exposure to equity securities and the DJ Global Moderately Conservative Portfolio Index measures the risk of a portfolio with 40% exposure to equity securities.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   DEFINITION OF INDICES -- CONTINUED

BOFA MERRILL LYNCH U.S. INFLATION-LINKED TREASURY INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, publicly issued, U.S. Treasury inflation-protected securities that have at least 1 year remaining to maturity and have $250 million or more of outstanding face value.

BOFA MERRILL LYNCH U.S. 3-MONTH TREASURY BILL INDEX is comprised of a single outstanding U.S. Treasury 3-Month Bill purchased at the beginning of the month and held for a full month and at the end of the month (the rebalance date) the issue is sold and rolled into a newly selected issue that matures closest to, but not beyond, three months from the rebalance date.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 3000(R) GROWTH INDEX measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 3000(R) VALUE INDEX measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

THE DOW JONES INDICES ARE A SERVICE MARK OF DOW JONES & COMPANY, INC.

BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX, BARCLAYS CAPITAL U.S. GOVERNMENT 1-3 YEAR INDEX, BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX, BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT INDEX, AND BARCLAYS CAPITAL U.S. LONG GOVERNMENT INDEX (C) BARCLAYS CAPITAL.

THE RUSSELL INDICES ARE TRADEMARKS OF FRANK RUSSELL COMPANY.

S&P INDICES ARE A REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION, INC., A DIVISION OF THE MCGRAW-HILL COMPANIES.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

     For the Funds' semi-annual period, July 1, 2009 through December 31, 2009, virtually all major equity indices posted sizeable gains. For this period, the Russell 3000, Russell 2000, and Russell 1000 Indices returned 23.2%, 23.9%, and 23.1%, respectively. For the twelve months ended December 31, 2009, these same indices garnered returns of 28.3%, 27.2%, and 28.4%, respectively. High-yield corporate, intermediate-term government, and short-term government bonds had results commensurate with their risk/return parameters, with Barclays Capital U.S. Corporate High-Yield Index, Barclays Capital U.S. Intermediate Government Index, and Barclays Capital U.S. Government 1-3 Year Index garnering returns of 21.3%, 1.2%, and 0.9%, respectively. (Long-term government bonds are reviewed below.) In other parts of the fixed income space, the Bank of America (BofA) Merrill Lynch U.S. 3-Month Treasury Bill Index and BofA Merrill Lynch U.S. Inflation-Linked Treasury Index, returned 0.1% and 5.0%, respectively, for the same period.

ENCOURAGEMENT CAME FROM STOCK PERFORMANCE AND ECONOMIC SIGNALS

     We believe that strong equity markets and encouraging Gross Domestic Product (GDP) data make a case that the "Great Recession" of 2008-2009 ended back in Third Quarter 2009. The third quarter of 2009 showed an increase of 2.2% in real GDP, and a much stronger GDP figure for the fourth quarter (advanced estimate)--an increase of 5.7%--was released on January 29, 2010. We believe it is, therefore, likely that a sustainable economic recovery of moderate amplitude has now begun.

FIXED INCOME INVESTORS EXPERIENCED GAINS THAT WERE IN LINE WITH RISKS

     As the economic recovery gathered pace during the final three months of 2009, the fixed income markets began to confront the ugly truth that yield levels will likely move higher. Thus, a quarter that started with two reasonably positive months in October and November--during which 5-Year Treasury yields fell by 30 basis points (0.30%)--experienced a broad-based increase in rates during December. This reversed all of the gains and left longer-term Treasury yields higher by roughly 35-60 basis points (0.35-0.60%) for the final quarter of 2009. Barclays Capital U.S. Long Government Bond Index lost -0.6% during the Funds' semi-annual period (July 1, 2009-December 31, 2009). When all was said and done, the fixed-income markets had produced a wide assortment of returns during the last six months of 2009 that related directly to risk.

THE CHARACTERISTICS OF THIS ECONOMIC CYCLE WERE--AND CONTINUE TO BE--QUITE DIFFERENT

     Evidence of the economic recovery has become fairly widespread. Still, the characteristics of this cycle are already very different from traditional recoveries. This difference stems in large part from the unique difficulties that landed the economy in trouble in the first place, and the unorthodox tools implemented by the government to fix these problems. Traditionally, recoveries have been led by the strength of consumer spending. But so far, consumers have been conspicuously missing as the issues of de-leveraging (debt reduction), uncertain employment, and restricted credit have conspired to keep them from opening their wallets.

     The poor health of the banking industry, in general, has also been a major contributor to the recession. Here again we find uneven conditions that are divided largely along the lines of size. The government made a major effort to support the most systemically important institutions. With that effort having been largely completed, numerous regional and smaller institutions that did not qualify as the most important under the government's programs are still working to repair their balance sheets and maintain adequate capital ratios.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

     The employment picture remains under pressure, but it has been quietly experiencing steady improvement since reaching a bottom in the first half of 2009. The unemployment rate finished the year at 10%, but many believe this understates the true magnitude of the problem. Other employment statistics, such as the "U-6" unemployment, consider important employment issues, such as workers who have been forced to take part-time positions or who have become frustrated searching for a job.

A SUBSTANTIAL ECONOMIC RECOVERY WILL TAKE TIME

     Normally the deepest recessions have historically produced the sharpest recoveries, but the probability of a recovery in 2010 occurring at a quick pace seems low because of what we believe will prove to be persistent joblessness at an above-average level, and because of ongoing credit restraint resulting from damage to the securitization markets. Unless the fixed-income markets reopen to the securitizing of lower-quality credit receivables such as credit cards, car loans, and other types of subprime loans, the lower middle-income segment in this country will not be able to leverage their income gains in the recovery.

     Although money flow data emanating from the mutual fund complex continues to show investors moving their invested assets from domestic stock funds to bond and international equity funds, recent results from a January Citigroup investor survey indicates that more than 80% of professional investors say they are overweight equities, with less than 20% saying they are overweight fixed-income. Tops on the list of investor concerns are government policy missteps, international tensions/terrorism, and the fragile condition of commercial real estate. Investors are relatively less concerned about inflation/deflation, the weak dollar, and the profit cycle. Favored sectors continue to include energy, technology and materials, with more defensive consumer staples, telecommunications, and utilities viewed as least attractive. The survey indicates that investors favor growth stocks over value stocks, despite the fact that value has outperformed growth since the market bottom in March 2009, (with the total returns of the Russell 3000 Growth and 3000 Value Indices, 66.5% and 72.0%, respectively, substantiating the market performance). This isn't surprising given that profit margins reached unduly depressed levels in 2009 and have been in a strong recovery mode since then. This is a normal occurrence at economic troughs and one that favors value stocks and lower-quality stocks in general, as the market enters the first leg of recovery.

WE EXPECT THE FED TO BEGIN PUSHING UP RATES LATER IN 2010

     Although a rate increase is not supported by anything the Fed is saying or doing right now, we expect this outcome, based largely on the view that the recovery in the labor markets may finally achieve job growth sufficient to start trimming the unemployment rate during the second half of 2010. However, the Fed's exit strategy remains unclear. Given all of the programs it has implemented, it has a lot more tools with which to work. Raising rates could be done early or late in the process. Furthermore, the Fed may not be sure exactly how it will remove the excess liquidity, which adds to the uncertainty.

     The worst sectors for calendar year 2009 were telecom and utilities, up 8.9% and 11.9% respectively. The pivot point for 2009 was March 9, 2009. That's when the market bottomed and defensive sectors stopped working. At the same time, low-quality, high-beta stocks rose to lead the market, up from the bottom--as confidence rose that many of the companies were priced for possible bankruptcy during 2009. Many of these stocks rose from the ashes and produced returns in excess of 100% for the year. These types of companies are more heavily represented in the consumer discretionary, basic materials, technology, and financial sectors.

LOOKING AHEAD

     Considering the estimates for the S&P 500 Index for remainder of the Funds' fiscal year, which will end on June 30, 2010, the highest earnings growth rate expectations are found in energy, basic materials, and financials, all of which had large reductions in earnings in the last year--due to a retrenchment of commodity prices from the prior year or large charges from bad loans and investments.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

     For bonds, active management and meticulous credit research will be even more critical during the next six months, and indeed, all of 2010. Rising rates present a looming challenge and with credit spreads much closer to normal, managing fixed-income securities will not be without its headwinds--although they are ones we are prepared to meet.

WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND

     Institutional Shares of the Wilmington Aggressive Asset Allocation Fund (the "Aggressive Fund" or "Fund") recorded a total return of 20.08% for the six months ended December 31, 2009. Positive in absolute terms, the Fund's performance was somewhat disappointing in relation to the results of its benchmarks. The Dow Jones Global Aggressive Portfolio Index (the DJ Aggressive Index), the Fund's primary benchmark, which includes a mix of equities from the United States, developed international markets and emerging markets returned 25.27%. The S&P 500 Index, which is dominated by large-capitalization U.S. companies, also appreciated more than the Fund, returning 22.59%. The Aggressive Fund's performance when measured against its Lipper Multi-Cap Core Funds universe was below average for the one-year period, placing in the 72nd percentile out of 795 funds, but was considerably better for the 3-year period (57th percentile out of 683 funds), and for the 5-year period (41st percentile out of 519 funds), based on total returns as of December 31, 2009.

     The Aggressive Fund trailed the DJ Aggressive Index for a couple of reasons. Subpar performance by some of the underlying funds, especially Wilmington Multi-Manager Large-Cap Fund played a role. Another factor was the Aggressive Fund's relatively large exposure to real assets, including commodity-and real estate-related securities and inflation-linked bonds, which it obtains by investing in Wilmington Multi-Manager Real Asset Fund. Real assets generally recorded solid gains in the second half of 2009 but did not keep pace with the equity markets, and they are only lightly represented in the DJ Aggressive Index.

     Over the long term--five years or more--the Aggressive Fund has outpaced both the S&P 500 Index and the average result of competing funds. The Fund has lagged the DJ Aggressive Index over these longer periods, however; in our view, the equal-weighting asset allocation scheme employed by the index makes it riskier than our Fund.

     As of December 31, 2009, the Aggressive Fund's holdings were as follows:

          -    40.4% Wilmington Multi-Manager International Fund

          -    30.1% Wilmington Multi-Manager Large-Cap Fund

          -    17.1% Wilmington Multi-Manager Real Asset Fund

          -    8.3% Wilmington Small-Cap Strategy Fund

          -    4.0% Vanguard High-Yield Corporate Fund

          -    0.1% Wilmington Prime Money Market Fund

     The following performance table compares the performance of Institutional and A Shares of the Aggressive Fund and its predecessor, the Aggressive Allocation CTF (a common trust fund), with that of the DJ Aggressive Index and the S&P 500 Index, since the commencement of operations of the Aggressive Allocation CTF on July 15, 2003 through December 31, 2009. The Aggressive Allocation CTF's performance (7/15/03-3/15/06) has been restated to reflect the annual deduction of fees and expenses applicable to Institutional and A Shares of the Aggressive Fund (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Aggressive Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code 1986, as amended. If the Aggressive Allocation CTF had been registered under the 1940 Act, its performance may have been different.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

                        AGGRESSIVE ASSET ALLOCATION FUND

                                                          Average Annual Total Returns
                                                  --------------------------------------------
                                                                           SINCE       SINCE
                                                                         INCEPTION   INCEPTION
                                                                          DATE OF     DATE OF
                                           SIX                            DEC. 20,    JULY 15,
                                         MONTHS   1 YEAR   5 YEARS (1)    2005 (2)    2003 (1)
                                         ------   ------   -----------   ---------   ---------
Aggressive Fund
   -- Institutional Shares                20.08%   26.96%      1.24%       -0.22%       5.25%
   -- A Shares (with sales charge)(3)     15.58%   22.09%      0.23%       -1.34%       4.35%
   -- A Shares at NAV                     19.82%   26.57%      0.95%       -0.47%       4.93%
DJ Aggressive Index                       25.27%   38.99%      3.55%        1.47%       8.27%
S&P 500 Index                             22.59%   26.46%      0.42%       -0.88%       3.75%

Fund Expense Ratios(4): Institutional Shares - 1.49% (gross & net), A Shares - 1.74% (gross & net)

----------
     PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE 5 YEAR AND SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD JULY 15, 2003 (COMMENCEMENT OF OPERATIONS FOR THE AGGRESSIVE ALLOCATION CTF) THROUGH DECEMBER 31, 2009. THE AGGRESSIVE FUND'S PERFORMANCE INCLUDES THE RESTATED PERFORMANCE OF THE AGGRESSIVE ALLOCATION CTF.

(2) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS FOR THE AGGRESSIVE FUND) THROUGH DECEMBER 31, 2009, WHICH IS THE PERIOD THE AGGRESSIVE FUND HAS OPERATED AS A MUTUAL FUND.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2009 AND WILL DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES ARE REDUCED BY CONTRACTUAL AND VOLUNTARY FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS. EXPENSE RATIOS SHOWN ALSO INCLUDE ACQUIRED FUND FEES AND EXPENSES NOT INCLUDED IN THE FINANCIAL HIGHLIGHTS TABLE.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

     WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND

     Institutional Shares of the Wilmington Conservative Asset Allocation Fund (the "Conservative Fund" or "Fund") recorded a total return of 10.27% for the six months ended December 31, 2009. Positive in absolute terms, the Fund's result slightly lagged those of its benchmarks. The Dow Jones Global Moderately Conservative Portfolio Index (the DJ Moderately Conservative Index), the Fund's primary benchmark, which includes a mix of equities from the United States, developed international markets, and emerging markets as well as bonds, returned 11.30%. The Fund's blended index benchmark, a mix of 40% S&P 500 Index and 60% Barclays Capital U.S. Intermediate Government/Credit Index, returned 10.91%. The Conservative Fund's performance when measured against its Lipper Mixed-Asset Target Allocation Conservative Funds universe was disappointing for the 1-year period, placing in the 83rd percentile out of 443 funds, but was better for the 3-year period (49th percentile out of 363 funds) and the 5-year period (36th percentile out of 231 funds), based on total returns as of December 31, 2009.

     The Conservative Fund trailed the DJ Moderately Conservative Index for a couple of reasons. Subpar performance by some of the underlying funds, including Wilmington Multi-Manager Large-Cap Fund played a role. Another factor was the Conservative Fund's exposure to real assets, including commodity-and real estate-related securities and inflation-linked bonds, which it obtains by investing in Wilmington Multi-Manager Real Asset Fund. Real assets generally recorded solid gains in the second half of 2009 but did not keep pace with the equity markets, and they are only lightly represented in the DJ Moderately Conservative Index.

     Over the long term--five years or more--the Conservative Fund has outpaced the average result of competing funds and performed in line with its blended index. The Fund has lagged the DJ Moderately Conservative Index over these longer periods, however; in our view, the equal-weighting asset allocation scheme employed by the index makes it riskier than our Fund.

     As of December 31, 2009, the Conservative Fund's holdings were as follows:

          -    45.5% Wilmington Short/Intermediate-Term Bond Fund

          -    14.3% Wilmington Multi-Manager International Fund

          -    12.2% Wilmington Multi-Manager Real Asset Fund

          -    11.2% Wilmington Multi-Manager Large-Cap Fund

          -    10.1% iShares Barclays TIPS Bond Fund

          -    3.6% Vanguard High-Yield Corporate Fund

          -    3.1% Wilmington Small-Cap Strategy Fund

     The following table compares the performance of Institutional and A Shares of the Conservative Fund and its predecessor, the Conservative Allocation CTF (a common trust fund), with that of the DJ Moderately Conservative Index and a Blended Index consisting of the weighted return of 40% of the S&P 500 Index and 60% Barclays Capital Intermediate Government/Credit Index, since the commencement of operations of the Conservative Allocation CTF (September 1, 2003) through December 31, 2009. The Conservative Allocation CTF's performance (9/1/03-3/15/06) has been restated to reflect the annual deduction of fees and expenses applicable to Institutional and A Shares of the Conservative Fund (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Conservative Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Conservative Allocation CTF had been registered under the 1940 Act, its performance may have been different.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

                       CONSERVATIVE ASSET ALLOCATION FUND

                                                          Average Annual Total Returns
                                                  --------------------------------------------
                                                                           SINCE       SINCE
                                                                         INCEPTION   INCEPTION
                                                                          DATE OF     DATE OF
                                           SIX                            DEC. 20,    SEPT. 1,
                                         MONTHS   1 YEAR   5 YEARS (1)    2005 (2)    2003 (1)
                                         ------   ------   -----------   ---------   ---------
Conservative Fund
   -- Institutional Shares                10.27%   14.89%      3.27%        3.07%      4.52%
   -- A Shares (with sales charge)(3)      6.27%   10.53%      2.23%        1.92%      3.62%
   -- A Shares at NAV                     10.16%   14.52%      2.96%        2.82%      4.20%
DJ Moderately Conservative Index          11.30%   17.16%      3.75%        3.64%      6.11%
Blended Index: 40% S&P 500
   Index and 60% Barclays Capital
   Intermediate Government/Credit
   Index                                  10.91%   13.85%      3.26%        3.25%      4.49%
Barclays Capital Intermediate
   Government/Credit Index                 3.57%    5.24%      4.66%        5.45%      4.57%
S&P 500 Index                             22.59%   26.46%      0.42%       -0.88%      3.67%

Fund Expense Ratios(4): Institutional Shares - 2.07% (gross) & 1.27% (net), A Shares - 2.32% (gross) & 1.52% (net)

----------
     PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     AN INVESTMENT IN THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF OR OTHER OBLIGATION OF OR GUARANTEED BY WILMINGTON TRUST OR ANY OTHER BANK OR ENTITY, AND IS SUBJECT TO RISKS INCLUDING A POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

(1) THE FIVE YEARS AND SINCE INCEPTION RETURNS SHOWN INCLUDE PERFORMANCE FOR THE PERIOD SEPTEMBER 1, 2003 (COMMENCEMENT OF OPERATIONS FOR THE CONSERVATIVE ALLOCATION CTF) THROUGH DECEMBER 31, 2009. THE CONSERVATIVE FUND'S PERFORMANCE INCLUDES THE RESTATED PERFORMANCE OF THE CONSERVATIVE ALLOCATION CTF.

(2) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS FOR THE CONSERVATIVE FUND) THROUGH DECEMBER 31, 2009, WHICH IS THE PERIOD THE CONSERVATIVE FUND HAS OPERATED AS A MUTUAL FUND.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2009 AND WILL DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS TABLE IN THIS REPORT. NET EXPENSES ARE REDUCED BY CONTRACTUAL AND VOLUNTARY FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS. EXPENSE RATIOS SHOWN ALSO INCLUDE ACQUIRED FUND FEES AND EXPENSES NOT INCLUDED IN THE FINANCIAL HIGHLIGHTS TABLE.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

     We thank you for your investment in the Wilmington Funds, and we look forward to reporting to you again six months hence. If you would like additional information on the Funds in the meantime, we invite you to visit www.wilmingtonfunds.com, or to consult your financial advisor.

                                        Sincerely,


                                        /s/ John J. Kelley

                                        John J. Kelley
                                        President

January 29, 2010

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT www.wilmingtonfunds.com. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. KELLEY'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   EXPENSE DISCLOSURE (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees, if any, and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     - ACTUAL FUND RETURN AND EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     - HYPOTHETICAL 5% RETURN AND EXPENSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED

FOR THE PERIOD JULY 1, 2009 TO DECEMBER 31, 2009

EXPENSE TABLES

                                                                 BEGINNING     ENDING                 EXPENSES
                                                                  ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                                   VALUE       VALUE       EXPENSE     DURING
                                                                   7/1/09     12/31/09      RATIO      PERIOD*
                                                                 ---------   ---------   ----------   --------
AGGRESSIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES (1)
Actual Fund Return ...........................................   $1,000.00   $1,200.80      0.32%       $1.78
Hypothetical 5% Return Before Expenses .......................    1,000.00    1,023.58      0.32         1.63
AGGRESSIVE ASSET ALLOCATION FUND -- A SHARES (1)
Actual Fund Return ...........................................   $1,000.00   $1,198.20      0.57%       $3.16
Hypothetical 5% Return Before Expenses .......................    1,000.00    1,022.30      0.57         2.91
CONSERVATIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES (1)
Actual Fund Return ...........................................   $1,000.00   $1,102.70      0.46%       $2.44
Hypothetical 5% Return Before Expenses .......................    1,000.00    1,022.86      0.46         2.35
CONSERVATIVE ASSET ALLOCATION FUND -- A SHARES (1)
Actual Fund Return ...........................................   $1,000.00   $1,101.60      0.75%       $3.97
Hypothetical 5% Return Before Expenses .......................    1,000.00    1,021.38      0.75         3.83

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

(1) The Funds invest a substantial portion of their assets in other funds, which are registered investment companies. In addition to the expenses reflected above, the Funds also indirectly bear fees and expenses charged by the other funds.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)

PORTFOLIO HOLDINGS

DECEMBER 31, 2009

The following tables present a summary of the portfolio holdings of each of the Wilmington Asset Allocation Funds as a percentage of its total investments.

AGGRESSIVE ASSET ALLOCATION FUND
Affiliated Investment Companies
   International Equity Fund .....    40.4%
   U.S. Equity Funds .............    38.4%
   Real Asset Fund ...............    17.1%
   Fixed Income Fund .............     0.1%
Non-Affiliated Investment
   Companies
Fixed Income Fund ................     4.0%
                                     -----
                                     100.0%
                                     =====
CONSERVATIVE ASSET ALLOCATION FUND
Affiliated Investment Companies
   Fixed Income Fund .............    45.5%
   U.S. Equity Funds .............    14.3%
   International Equity Fund .....    14.3%
   Real Asset Fund ...............    12.2%
Non-Affiliated Investment
   Companies
Fixed Income Fund ................    13.7%
                                     -----
                                     100.0%
                                     =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available, without charge, by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
AGGRESSIVE ASSET ALLOCATION FUND
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                              VALUE
                                                 SHARES      (NOTE 2)
                                               ---------   -----------
AFFILIATED INVESTMENT COMPANIES++ -- 95.8%
      Wilmington Multi-Manager
         International Fund ................   4,373,866   $28,911,253
      Wilmington Multi-Manager
         Large-Cap Fund ....................   2,094,716    21,575,577
      Wilmington Multi-Manager
         Real Asset Fund ...................     959,967    12,277,982
      Wilmington Prime Money
         Market Fund .......................      37,018        37,018
      Wilmington Small-Cap
         Strategy Fund .....................     735,275     5,926,318
                                                           -----------
   TOTAL AFFILIATED INVESTMENT COMPANIES
      (COST $68,184,591) ...................                68,728,148
                                                           -----------

                                                              VALUE
                                                 SHARES      (NOTE 2)
                                               ---------   -----------
NON-AFFILIATED INVESTMENT COMPANIES -- 4.0%
      Vanguard High-Yield
        Corporate Fund -
        Admiral Shares .....................     521,891   $ 2,854,742
                                                           -----------
   TOTAL NON-AFFILIATED INVESTMENT COMPANIES
      (COST $2,312,881) ....................                 2,854,742
                                                           -----------
TOTAL INVESTMENTS -- 99.8%
   (Cost $70,497,472)+ .....................                71,582,890
OTHER ASSETS IN EXCESS
   OF LIABILITIES -- 0.2% ..................                   166,201
                                                           -----------
NET ASSETS -- 100.0% .......................               $71,749,091
                                                           ===========

----------
++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

+ The cost for Federal income tax purposes is $81,451,924. At December 31, 2009 net unrealized depreciation was $9,869,034. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,266,183 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $11,135,217.

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Note 2 in the Notes to Financial Statements):

                                                  TOTAL                     LEVEL 2        LEVEL 3
                                                VALUE AT      LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                DECEMBER       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                31, 2009       PRICE         INPUT          INPUT
                                              -----------   -----------   -----------   ------------
INVESTMENTS IN SECURITIES:
   Affiliated Investment Companies ........   $68,728,148   $68,728,148        $--           $--
   Non-Affiliated Investment Companies ....     2,854,742     2,854,742         --            --
                                              -----------   -----------        ---           ---
      Total ...............................   $71,582,890   $71,582,890        $--           $--
                                              ===========   ===========        ===           ===

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
CONSERVATIVE ASSET ALLOCATION FUND
   INVESTMENTS / DECEMBER 31, 2009 (UNAUDITED)
   (Showing Percentage of Net Assets)

                                                              VALUE
                                                 SHARES      (NOTE 2)
                                               ---------   -----------
AFFILIATED INVESTMENT COMPANIES++ -- 86.3%
      Wilmington Multi-Manager
         International Fund ................   1,477,696   $ 9,767,572
      Wilmington Multi-Manager
         Large-Cap Fund ....................     743,056     7,653,481
      Wilmington Multi-Manager
         Real Asset Fund ...................     650,407     8,318,707
      Wilmington Short/
         Intermediate-Term
         Bond Fund .........................   2,942,933    30,989,081
      Wilmington Small-Cap
         Strategy Fund .....................     265,545     2,140,292
                                                           -----------
   TOTAL AFFILIATED INVESTMENT COMPANIES
      (COST $55,826,521) ...................                58,869,133
                                                           -----------

                                                              VALUE
                                                 SHARES      (NOTE 2)
                                               ---------   -----------
NON-AFFILIATED INVESTMENT COMPANIES -- 13.6%
      iShares Barclays U.S. ................
         Treasury Inflation
         Protected Securities
         Index Fund ........................      66,000   $ 6,857,400
      Vanguard High-Yield
         Corporate Fund -
         Admiral Shares ....................     448,081     2,451,003
                                                           -----------
   TOTAL NON-AFFILIATED INVESTMENT COMPANIES
      (COST $8,831,564) ....................                 9,308,403
                                                           -----------
TOTAL INVESTMENTS -- 99.9%
   (Cost $64,658,085)+ .....................                68,177,536
OTHER ASSETS IN EXCESS
   OF LIABILITIES -- 0.1% ..................                    65,436
                                                           -----------
NET ASSETS -- 100.0% .......................               $68,242,972
                                                           ===========

----------
++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

+ The cost for Federal income tax purposes is $66,066,399. At December 31, 2009, net unrealized appreciation was $2,111,137. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $2,111,137 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $0.

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2009 (see Note 2 in the Notes to Financial Statements):

                                                  TOTAL                     LEVEL 2        LEVEL 3
                                                VALUE AT      LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                DECEMBER       QUOTED      OBSERVABLE   UNOBSERVABLE
                                                31, 2009       PRICE         INPUT          INPUT
                                              -----------   -----------   -----------   ------------
INVESTMENTS IN SECURITIES:
   Affiliated Investment Companies ........   $58,869,133   $58,869,133       $--            $--
   Non-Affiliated Investment Companies ....     9,308,403     9,308,403        --             --
                                              -----------   -----------       ---            ---
      Total ...............................   $68,177,536   $68,177,536       $--            $--
                                              ===========   ===========       ===            ===

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009 (Unaudited)

                                                               AGGRESSIVE    CONSERVATIVE
                                                                  ASSET          ASSET
                                                               ALLOCATION     ALLOCATION
                                                                  FUND           FUND
                                                              ------------   ------------
ASSETS:
Investments in affiliated investment companies,
   at market value* .......................................   $ 68,728,148    $58,869,133
Investments in non-affiliated investment companies,
   at market value** ......................................      2,854,742      9,308,403
Receivable for fund shares sold ...........................        222,181         57,018
Dividends receivable ......................................         20,060        184,326
Other assets ..............................................         20,910         15,584
                                                              ------------    -----------
Total assets ..............................................     71,846,041     68,434,464
                                                              ------------    -----------
LIABILITIES:
Payable for fund shares redeemed ..........................         18,304         56,813
Payable for investments purchased .........................         45,000        103,052
Other accrued expenses ....................................         33,646         31,627
                                                              ------------    -----------
Total liabilities .........................................         96,950        191,492
                                                              ------------    -----------
NET ASSETS ................................................   $ 71,749,091    $68,242,972
                                                              ============    ===========
NET ASSETS CONSIST OF:
Paid-in capital ...........................................   $ 85,229,400    $67,467,181
Distributions in excess of net investment income ..........        (19,926)      (101,491)
Accumulated net realized loss on investments ..............    (14,545,801)    (2,642,169)
Net unrealized appreciation of investments ................      1,085,418      3,519,451
                                                              ------------    -----------
NET ASSETS ................................................   $ 71,749,091    $68,242,972
                                                              ============    ===========
NET ASSETS BY SHARE CLASS:
   Institutional Shares ...................................   $ 67,294,340    $57,866,624
   A Shares ...............................................      4,454,751     10,376,348
                                                              ------------    -----------
                                                              $ 71,749,091    $68,242,972
                                                              ============    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ...................................      8,278,051      5,901,169
   A Shares ...............................................        549,071      1,060,082
NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value (NAV),
      offering and redemption price) ......................   $       8.13    $      9.81
                                                              ------------    -----------
   A Shares (net asset value (NAV) and redemption price) ..   $       8.11    $      9.79
                                                              ------------    -----------
   A Shares (public offering price -- NAV / 0.965) ........   $       8.40    $     10.15
                                                              ------------    -----------
*Investments in affiliated investment companies,
   at cost ................................................   $ 68,184,591    $55,826,521
**Investments in non-affiliated investment
   companies, at cost .....................................   $  2,312,881    $ 8,831,564

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
    FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2009 (Unaudited)

                                                               AGGRESSIVE    CONSERVATIVE
                                                                  ASSET          ASSET
                                                               ALLOCATION     ALLOCATION
                                                                  FUND           FUND
                                                              ------------   ------------
INVESTMENT INCOME:
   Dividends from affiliated investment companies .........    $   450,048    $   202,214
   Dividends from non-affiliated investment companies .....        111,605        572,629
                                                               -----------    -----------
   Total investment income ................................        561,653        774,843
                                                               -----------    -----------
EXPENSES:
   Administration fees ....................................          5,081          3,621
   Sub-administration and accounting fees .................         11,327         10,916
   Custody fees ...........................................          6,272          7,010
   Transfer agent fees ....................................         15,233          9,386
   Distribution fees - A Shares ...........................          5,201         11,290
   Professional fees ......................................         20,448         20,802
   Reports to shareholders ................................         11,244         10,434
   Registration fees ......................................         13,065         19,322
   Trustees' fees .........................................         15,514         17,480
   Compliance services fees ...............................          4,541          5,074
   Other ..................................................          4,544          4,615
                                                               -----------    -----------
   Total expenses .........................................        112,470        119,950
                                                               -----------    -----------
   Net investment income ..................................        449,183        654,893
                                                               -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain from affiliated investment
      companies ...........................................             --        191,695
   Net realized loss from non-affiliated investment
      companies ...........................................     (1,724,842)    (2,196,189)
   Realized gain distributions received from
      investment companies ................................             --        306,495
   Net change in unrealized appreciation of investments in
      investment companies ................................     12,857,794      4,534,208
                                                               -----------    -----------
   Net gain on investments ................................     11,132,952      2,836,209
                                                               -----------    -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...    $11,582,135    $ 3,491,102
                                                               ===========    ===========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     AGGRESSIVE
                                                                ASSET ALLOCATION FUND
                                                             --------------------------
                                                               FOR THE
                                                              SIX-MONTH
                                                                PERIOD
                                                                ENDED         FOR THE
                                                               DECEMBER     YEAR ENDED
                                                               31, 2009      JUNE 30,
                                                             (UNAUDITED)       2009
                                                             -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .................................   $   449,183   $  1,013,380
   Net realized loss from investments ....................    (1,724,842)   (11,835,954)
   Net change in unrealized appreciation (depreciation)
      on investments .....................................    12,857,794    (11,187,000)
                                                             -----------   ------------
   Net increase (decrease) in net assets resulting from
      operations .........................................    11,582,135    (22,009,574)
                                                             -----------   ------------
Distributions to shareholders from:(1)
   Net investment income:
      Institutional Shares ...............................      (478,051)      (925,470)
      A Shares ...........................................       (27,235)       (50,769)
   Net realized gains:
      Institutional Shares ...............................            --     (3,562,363)
      A Shares ...........................................            --       (234,806)
                                                             -----------   ------------
Total distributions ......................................      (505,286)    (4,773,408)
                                                             -----------   ------------
Fund share transactions (Note 5):
   Proceeds from shares sold:
      Institutional Shares ...............................    13,064,831     37,786,357
      A Shares ...........................................       939,748        719,913
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ...............................       124,779      3,312,030
      A Shares ...........................................        26,481        279,201
   Cost of shares redeemed:
      Institutional Shares ...............................    (8,102,165)   (21,250,879)
      A Shares ...........................................      (368,946)      (798,099)
                                                             -----------   ------------
Net increase in net assets from Fund share transactions ..     5,684,728     20,048,523
                                                             -----------   ------------
Total increase (decrease) in net assets ..................    16,761,577     (6,734,459)
NET ASSETS:
   Beginning of Period ...................................    54,987,514     61,721,973
                                                             -----------   ------------
   End of Period .........................................   $71,749,091   $ 54,987,514
                                                             ===========   ============
Undistributed (distributions in excess of) net investment
   income ................................................   $   (19,926)  $     36,117
                                                             -----------   ------------

(1) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    CONSERVATIVE
                                                                ASSET ALLOCATION FUND
                                                             --------------------------
                                                                FOR THE
                                                               SIX-MONTH
                                                                PERIOD
                                                                 ENDED        FOR THE
                                                               DECEMBER      YEAR ENDED
                                                               31, 2009       JUNE 30,
                                                              (UNAUDITED)       2009
                                                             ------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .................................   $    654,893   $   406,560
   Net realized loss from investments ....................     (1,697,999)     (868,956)
   Net change in unrealized appreciation (depreciation)
      on investments .....................................      4,534,208      (555,063)
                                                             ------------   -----------
Net increase (decrease) in net assets resulting from
   operations ............................................      3,491,102    (1,017,459)
                                                             ------------   -----------
Distributions to shareholders from:(1)
   Net investment income:
      Institutional Shares ...............................       (551,073)     (303,056)
      A Shares ...........................................       (117,366)      (89,843)
   Net realized gains:
      Institutional Shares ...............................        (84,485)     (124,442)
      A Shares ...........................................        (15,134)      (49,430)
                                                             ------------   -----------
Total distributions ......................................       (768,058)     (566,771)
                                                             ------------   -----------
Fund share transactions (Note 5):
   Proceeds from shares sold:
      Institutional Shares ...............................     40,411,075     7,745,208
      A Shares ...........................................        423,777       774,189
   Proceeds from mergers (Note 8)
      Institutional Shares ...............................     15,358,229            --
      A Shares ...........................................      8,139,354            --
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ...............................        499,599       353,204
      A Shares ...........................................        124,137       135,917
   Cost of shares redeemed:
      Institutional Shares ...............................    (13,552,528)   (2,166,743)
      A Shares ...........................................     (2,306,351)   (1,670,790)
                                                             ------------   -----------
Net increase in net assets from Fund share transactions ..     49,097,292     5,170,985
                                                             ------------   -----------
Total increase in net assets .............................     51,820,336     3,586,755
NET ASSETS:
   Beginning of Period ...................................     16,422,636    12,835,881
                                                             ------------   -----------
   End of Period .........................................   $ 68,242,972   $16,422,636
                                                             ============   ===========
Undistributed (distributions in excess of) net
   investment income .....................................   $   (101,491)  $    11,674
                                                             ------------   -----------

(1) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   FINANCIAL HIGHLIGHTS

     The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                          FOR THE
                                          SIX-MONTH                                       FOR THE
                                           PERIOD                                          PERIOD
                                            ENDED                                         DECEMBER
                                           DECEMBER     FOR THE YEARS ENDED JUNE 30,    20, 2005(1)
                                           31, 2009    -----------------------------      THROUGH
                                         (UNAUDITED)     2009       2008       2007    JUNE 30, 2006
                                         -----------   -------    -------    -------   -------------
AGGRESSIVE ASSET ALLOCATION
   FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ...............    $  6.82      $ 10.93    $ 12.20    $ 10.55      $ 10.00
                                          -------      -------    -------    -------      -------
INVESTMENT OPERATIONS:
   Net investment income(2) ..........       0.05         0.15       0.20       0.10         0.11
   Net realized and unrealized
      gain (loss) on investments .....       1.32        (3.54)     (0.78)      1.81         0.50
                                          -------      -------    -------    -------      -------
      Total from investment
         operations ..................       1.37        (3.39)     (0.58)      1.91         0.61
                                          -------      -------    -------    -------      -------
DISTRIBUTIONS:(3)
   From net investment income ........      (0.06)       (0.14)     (0.20)     (0.10)       (0.06)
   From net realized gains ...........         --        (0.58)     (0.49)     (0.16)          --
                                          -------      -------    -------    -------      -------
      Total distributions ............      (0.06)       (0.72)     (0.69)     (0.26)       (0.06)
                                          -------      -------    -------    -------      -------
NET ASSET VALUE -- END OF PERIOD .....    $  8.13      $  6.82    $ 10.93    $ 12.20      $ 10.55
                                          =======      =======    =======    =======      =======
TOTAL RETURN .........................      20.08%**    (30.63)%    (5.14)%    18.25%        6.08%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..       0.32%*       0.40%      0.35%      0.50%        0.50%*
      Excluding expense limitations ..       0.32%*       0.41%      0.36%      0.52%        1.48%*
   Net investment income .............       1.37%*       1.97%      1.67%      0.90%        1.90%*
   Portfolio turnover rate ...........          7%**        59%        23%        14%          24%**
Net assets at end of period
   (000 omitted) .....................    $67,294      $51,823    $56,985    $53,249      $23,772

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   FINANCIAL HIGHLIGHTS -- CONTINUED

                                          FOR THE
                                          SIX-MONTH                                       FOR THE
                                           PERIOD                                          PERIOD
                                            ENDED                                         DECEMBER
                                           DECEMBER     FOR THE YEARS ENDED JUNE 30,    20, 2005(1)
                                           31, 2009    -----------------------------      THROUGH
                                         (UNAUDITED)     2009       2008       2007    JUNE 30, 2006
                                         -----------   -------    -------    -------   -------------
AGGRESSIVE ASSET ALLOCATION FUND -- A
   SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD     $ 6.81      $ 10.92     $12.19     $10.54      $10.00
                                           ------      -------     ------     ------      ------
INVESTMENT OPERATIONS:
   Net investment income(2) ..........       0.04         0.12       0.17       0.08        0.11
   Net realized and unrealized
      gain (loss) on investments .....       1.31        (3.53)     (0.78)      1.80        0.48
                                           ------      -------     ------     ------      ------
      Total from investment
         operations ..................       1.35        (3.41)     (0.61)      1.88        0.59
                                           ------      -------     ------     ------      ------
DISTRIBUTIONS:(3)
   From net investment income ........      (0.05)       (0.12)     (0.17)     (0.07)      (0.05)
   From net realized gains ...........         --        (0.58)     (0.49)     (0.16)         --
                                           ------      -------     ------     ------      ------
      Total distributions ............      (0.05)       (0.70)     (0.66)     (0.23)      (0.05)
                                           ------      -------     ------     ------      ------
NET ASSET VALUE -- END OF PERIOD .....     $ 8.11      $  6.81     $10.92     $12.19      $10.54
                                           ======      =======     ======     ======      ======
TOTAL RETURN(4) ......................      19.82%**    (30.79)%    (5.37)%    18.01%       5.93%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..       0.57%*       0.65%      0.60%      0.75%       0.75%*
      Excluding expense limitations ..       0.57%*       0.66%      0.61%      0.76%       3.59%*
   Net investment income .............       1.13%*       1.63%      1.41%      0.69%       1.90%*
   Portfolio turnover rate ...........          7%**        59%        23%        14%         24%**
Net assets at end of period
   (000 omitted) .....................     $4,455      $ 3,165     $4,737     $5,070      $1,614

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   FINANCIAL HIGHLIGHTS -- CONTINUED

                                          FOR THE
                                          SIX-MONTH                                       FOR THE
                                           PERIOD                                          PERIOD
                                            ENDED                                         DECEMBER
                                           DECEMBER     FOR THE YEARS ENDED JUNE 30,    20, 2005(1)
                                           31, 2009    -----------------------------      THROUGH
                                         (UNAUDITED)     2009       2008       2007    JUNE 30, 2006
                                         -----------   -------    -------    -------   -------------
CONSERVATIVE ASSET ALLOCATION
   FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF
   PERIOD ............................     $  9.04     $ 10.55     $10.81     $10.17      $10.00
                                           -------     -------     ------     ------      ------
INVESTMENT OPERATIONS:
   Net investment income(2) ..........        0.14        0.31       0.31       0.31        0.16
   Net realized and unrealized
      gain (loss) on investments .....        0.79       (1.41)     (0.14)      0.65        0.10
                                           -------     -------     ------     ------      ------
      Total from investment
         operations ..................        0.93       (1.10)      0.17       0.96        0.26
                                           -------     -------     ------     ------      ------
DISTRIBUTIONS:(3)
   From net investment income ........       (0.15)      (0.27)     (0.30)     (0.27)      (0.09)
   From net realized gains ...........       (0.01)      (0.14)     (0.13)     (0.05)         --
                                           -------     -------     ------     ------      ------
      Total distributions ............       (0.16)      (0.41)     (0.43)     (0.32)      (0.09)
                                           -------     -------     ------     ------      ------
NET ASSET VALUE -- END OF PERIOD .....     $  9.81     $  9.04     $10.55     $10.81      $10.17
                                           =======     =======     ======     ======      ======
TOTAL RETURN .........................       10.27%**   (10.30)%     1.58%      9.62%       2.59%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..        0.46%*      0.50%      0.50%      0.50%       0.50%*
      Excluding expense limitations ..        0.46%*      1.30%      1.43%      3.08%      10.76%*
   Net investment income .............        2.85%*      3.42%      2.83%      2.86%       3.05%*
   Portfolio turnover rate ...........          51%**       31%        25%        47%         23%**
Net assets at end of period
   (000 omitted) .....................     $57,867     $13,021     $8,058     $7,894      $2,725

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   FINANCIAL HIGHLIGHTS -- CONTINUED

                                          FOR THE
                                          SIX-MONTH                                       FOR THE
                                           PERIOD                                          PERIOD
                                            ENDED                                         DECEMBER
                                           DECEMBER     FOR THE YEARS ENDED JUNE 30,    20, 2005(1)
                                           31, 2009    -----------------------------      THROUGH
                                         (UNAUDITED)     2009       2008       2007    JUNE 30, 2006
                                         -----------   -------    -------    -------   -------------
CONSERVATIVE ASSET ALLOCATION
   FUND -- A SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD     $  9.02     $ 10.54     $10.80     $10.17      $10.00
                                           -------     -------     ------     ------      ------
INVESTMENT OPERATIONS:
   Net investment income(2) ..........        0.13        0.28       0.28       0.27        0.19
   Net realized and unrealized
      gain (loss) on investments .....        0.78       (1.41)     (0.13)      0.66        0.06
                                           -------     -------     ------     ------      ------
      Total from investment
         operations ..................        0.91       (1.13)      0.15       0.93        0.25
                                           -------     -------     ------     ------      ------
DISTRIBUTIONS:(3)
   From net investment income ........       (0.13)      (0.25)     (0.28)     (0.25)      (0.08)
   From net realized gains ...........       (0.01)      (0.14)     (0.13)     (0.05)         --
                                           -------     -------     ------     ------      ------
      Total distributions ............       (0.14)      (0.39)     (0.41)     (0.30)      (0.08)
                                           -------     -------     ------     ------      ------
NET ASSET VALUE -- END OF PERIOD .....     $  9.79     $  9.02     $10.54     $10.80      $10.17
                                           =======     =======     ======     ======      ======
TOTAL RETURN(4) ......................       10.16%**   (10.57)%     1.35%      9.30%       2.53%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ..        0.75%*      0.75%      0.75%      0.75%       0.75%*
      Excluding expense limitations ..        0.75%*      1.56%      1.68%      3.73%      10.98%*
   Net investment income .............        2.59%*      3.02%      2.61%      2.57%       3.46%*
   Portfolio turnover rate ...........          51%**       31%        25%        47%         23%**
Net assets at end of period
   (000 omitted) .....................     $10,376     $ 3,402     $4,777     $3,273      $  723

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware statutory trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2009, the Trust offered 12 series, two of which are included in these financial statements. The two series (each, a "Fund" and collectively, the "Funds") included are: Wilmington Aggressive Asset Allocation Fund ("Aggressive Asset Allocation Fund") and Wilmington Conservative Asset Allocation Fund ("Conservative Asset Allocation Fund") (collectively, the "Asset Allocation Funds"). The Asset Allocation Funds will primarily invest in other open-end investment companies (mutual funds) that are series of the Trust (collectively, the "Affiliated Underlying Funds"). The Asset Allocation Funds will also invest in other mutual funds that are not series of the Trust (collectively, the "Non-Affiliated Underlying Funds"). The Affiliated and Non-Affiliated Underlying Funds include funds that invest in U.S. and foreign equity securities, debt securities and money market instruments. The Underlying Funds' financial statements are included in separate reports.

     Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Investments in the Underlying Funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities traded on the NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

     Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     In addition to the expenses reflected on the Statements of Operations, the Funds indirectly bear the investment advisory fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains, and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to the Funds. RSMC does not receive a fee directly from the Asset Allocation Funds for its services. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities, and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM does not

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     receive a fee from the Funds for its services. RSMC serves as investment adviser for each of the Underlying Funds, and WTIM serves as sub-adviser for each of the Underlying Funds.

     RSMC has contractually agreed to reimburse operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder services fees), exceed the following percentages of average daily net assets:

                                        EXPENSE LIMITATION*    EXPIRATION DATE
                                        -------------------   ----------------
Aggressive Asset Allocation Fund ....           0.50%         October 31, 2013
Conservative Asset Allocation Fund ..           0.50%         October 31, 2013

----------
* This expense limitation will remain in place until its expiration date, unless the Trustees approve its earlier termination.

     The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-month period ended December 31, 2009 are shown separately on the Statements of Operations.

     RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, RSMC receives a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-month period ended December 31, 2009 are shown separately on the Statements of Operations.

     PNC Global Investment Servicing (U.S.), Inc. provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     DISTRIBUTION FEES. The A Shares of the Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian, and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian, and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the six-month period ended December 31, 2009 are shown separately on the Statements of Operations.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

4. INVESTMENT SECURITIES TRANSACTIONS. During the six-month period ended December 31, 2009, purchases and sales of investment securities (excluding short-term investments) were as follows:

               AGGRESSIVE ASSET   CONSERVATIVE ASSET
                ALLOCATION FUND     ALLOCATION FUND
               ----------------   ------------------
Purchases ..      $10,241,342         $47,744,833
Sales ......        4,764,782          22,460,938

5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the six-month period ended December 31, 2009 and the year ended June 30, 2009 for the Institutional Shares and A Shares were as follows:

                                         FOR THE SIX-MONTH
                                           PERIOD ENDED            FOR THE YEAR ENDED
                                         DECEMBER 31, 2009            JUNE 30, 2009
                                     ------------------------   ------------------------
                                     INSTITUTIONAL   A SHARES   INSTITUTIONAL   A SHARES
                                     -------------   --------   -------------   --------
AGGRESSIVE ASSET ALLOCATION FUND
Sold .............................      1,731,406     128,866      4,894,535     101,299
Issued on reinvestment of
   distributions .................         15,551       3,308        509,437      42,906
Redeemed .........................     (1,064,178)    (47,813)    (3,020,542)   (113,263)
                                       ----------    --------     ----------    --------
Net increase .....................        682,779      84,361      2,383,430      30,942
                                       ==========    ========     ==========    ========
CONSERVATIVE ASSET ALLOCATION FUND
Sold .............................      4,189,715      45,274        878,558      85,281
Issued in fund merger (Note 8) ...      1,628,014     864,369             --          --
Issued on reinvestment of
   distributions .................         51,124      12,801         39,840      15,304
Redeemed .........................     (1,408,058)   (239,329)      (241,837)   (176,864)
                                       ----------    --------     ----------    --------
Net increase (decrease) ..........      4,460,795     683,115        676,561     (76,279)
                                       ==========    ========     ==========    ========

6. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     The tax character of distributions paid for the six-month period ended December 31, 2009 and the year ended June 30, 2009, respectively, were as follows:

                               AGGRESSIVE   CONSERVATIVE
                                  ASSET        ASSET
                               ALLOCATION    ALLOCATION
                                  FUND          FUND
                               ----------   ------------
SIX-MONTH PERIOD ENDED
DECEMBER 31, 2009
Ordinary income ............   $  505,286   $768,058
Long-term capital gains ....           --         --
                               ----------   --------
   Total distributions .....   $  505,286   $768,058
                               ==========   ========
YEAR ENDED JUNE 30, 2009
Ordinary income ............   $1,009,820   $399,246
Long-term capital gains ....    3,763,588    167,525
                               ----------   --------
   Total distributions .....   $4,773,408   $566,771
                               ==========   ========

     The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year-end. Accordingly, tax balances have not been determined as of December 31, 2009.

7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

8. MERGERS. On August 21, 2009, the Conservative Asset Allocation Fund acquired all of the assets and liabilities of the Moderate Asset Allocation Fund (the "Moderate Fund") in exchange for shares of the Conservative Asset Allocation Fund, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Moderate Fund. The Conservative Asset Allocation Fund's acquisition of the Moderate Fund was accomplished through the tax-free exchange of the outstanding shares of the Moderate Fund, 1,794,412 Institutional Shares and 953,809 A Shares, on August 21, 2009 (valued at $15,358,229 and $8,139,354, respectively) for 1,628,014 Institutional Shares and 864,369 A Shares of the Moderate Fund. The net assets and net unrealized depreciation of the Moderate Fund as of the close of business on August 21, 2009 were $23,497,583 and $(361,399), respectively. Prior to the acquisition on August 21, 2009, the Conservative Asset Allocation Fund had net assets of $17,650,098. After the acquisition the Conservative Asset Allocation Fund had net assets of $41,147,681.

9. RECENT ACCOUNTING PRONOUNCEMENTS. In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures about Fair Value Measurements." ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

10. SUBSEQUENT EVENT EVALUATIONS. Management has evaluated the impact of all subsequent events on the Funds through February 26, 2010, the date the financial statements were available for issuance, and has determined that the following subsequent events require disclosure in the financial statements.

     On February 2, 2010, The PNC Financial Services Group, Inc. ("PNC") entered into a Stock Purchase Agreement (the "Stock Purchase Agreement") with The Bank of New York Mellon Corporation ("BNY Mellon"). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, PNC will sell to BNY Mellon (the "Stock Sale") 100% of the issued and outstanding shares of PNC Global Investment Servicing Inc., an indirect, wholly-owned subsidiary of PNC. The Stock Sale includes PNC Global Investment Servicing (U.S.) Inc., and PFPC Trust Company and is expected to close in the third quarter of 2010.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on August 20, 2009, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees"), unanimously approved the continuation for an additional one-year period of the investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Aggressive Asset Allocation Fund and Wilmington Conservative Asset Allocation Fund (each a "Fund"), and RSMC (the "Advisory Agreement"). The Trustees also unanimously approved the continuation of the sub-advisory agreement among the Trust on behalf of each Fund, RSMC and Wilmington Trust Investment Management, LLC ("WTIM") (the "WTIM Agreement" and with the RSMC Agreement, the "Agreements"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation and is under common control with RSMC. Employees of WTIM are also employees of RSMC. Prior to voting, the Independent Trustees reviewed the Agreements with RSMC, WTIM and legal counsel and received advice from such counsel regarding the legal standards to be followed in their consideration of the Agreements. The Independent Trustees also reviewed the Agreements in executive session with counsel at which time no representatives of RSMC or WTIM were present.

Before meeting to determine whether to approve the continuation of the Agreements, the Board had the opportunity to review written materials provided by RSMC and WTIM. The materials generally included information regarding (i) services performed for the Trust and the Funds, (ii) the size and qualifications of RSMC's and WTIM's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with RSMC's and WTIM's management of a Fund, (iv) investment performance, (v) brokerage selection procedures, (vi) the procedures for allocating investment opportunities between a Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on RSMC's or WTIM's ability to service the Funds,
(ix) compliance with a Fund's investment objective, policies and practices (including its code of ethics), federal securities laws and other regulatory requirements, and (x) to the extent applicable, its proxy voting policies. RSMC and WTIM provided information regarding the advisory fees received and an analysis of these fees in relation to the delivery of services to each of the Funds, the costs of providing such services, the profitability of the firm in general and as a result of the fees received from the Funds and any other ancillary benefit resulting from RSMC's or WTIM's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. In addition, the Board received a report prepared by two of the Trustees that considered, among other items,: (i) investment performance, (ii) compliance and regulatory issues; (iii) operations;
(iv) asset growth; (v) profitability; and (vi) expense management. The Board considered and weighed the above information based upon its accumulated experience in governing the Trust and working with RSMC on matters relating to the Trust.

During its deliberations on whether to approve continuation of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services provided by RSMC and WTIM. The Trustees considered the services provided to each Fund by RSMC and WTIM as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. The Trustees concluded that the nature, extent and quality of the services provided by RSMC and WTIM to each Fund were appropriate and consistent with the terms of the Agreements, that the quality of those services was consistent with industry norms and that each Fund is likely

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND
   SUB-ADVISORY AGREEMENTS -- CONTINUED

to benefit from the continued provision of those services. They also concluded that RSMC and WTIM have sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

The Board considered the investment performance of each Fund, RSMC and WTIM. The Board reviewed and considered comparative performance data and each Fund's performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index and its Lipper peer group rankings. The Board also noted that it reviews and evaluates each Fund's investment performance on an on-going basis throughout the year. The Trustees considered the consistency of performance results and the short-term and long-term performance of each Fund. They concluded that the performance of each Fund, RSMC and WTIM is within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies.

The Board considered the costs of the services provided by RSMC and WTIM, the compensation and benefits received by RSMC and WTIM in providing services to the Funds, as well as RSMC's and WTIM's profitability. In addition, the Board considered any direct or indirect revenues received by affiliates of RSMC and WTIM. The Board recognized that RSMC's profitability is an important factor in providing service to the Funds. The Board was satisfied that RSMC's profits are sufficient to continue as a viable concern generally and as investment adviser of each Fund specifically. The Board concluded that RSMC's and WTIM's fees and profits derived from its relationship with the Trust in light of each Fund's expenses, are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each Fund is reasonable, taking into account the size of the Fund, the quality of services provided by RSMC and WTIM, the investment performance of the Fund and the expense limitations agreed to by RSMC.

The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for each of the Funds for the benefit of shareholders due to certain break-points in the advisory fees. The Board recognized that the economies of scale achieved will be primarily due to the ability of the Trust and each Fund to spread its fixed costs across a larger asset base and not through negotiated breakpoints in the advisory fees.

The Trustees considered whether any events have occurred that would constitute a reason for the Board not to approve continuation of the Agreements and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Board determined that it would be in the best interests of each Fund and its shareholders to approve the continuation of the Agreements for an additional one-year period. In arriving at its decision, the Board did not identify any single matter as controlling, but made its determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   TRUSTEES AND OFFICERS (UNAUDITED)

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

       NAME AND                 POSITION(S) HELD
    DATE OF BIRTH,                WITH TRUST,                      PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN           TERM OF OFFICE AND                  DURING PAST FIVE YEARS,
     FUND COMPLEX                LENGTH OF TIME                      OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)               SERVED                            HELD BY TRUSTEE
----------------------   ------------------------------   --------------------------------------
TED T. CECALA(2)         Trustee                          Director, Chairman of the Board, and
Date of Birth: 1/49                                       Chief Executive Officer of Wilmington
                         Shall serve at the pleasure of   Trust Corporation and Wilmington Trust
12 Funds                 the Board and until successor    Company since 1996; Member of the
                         is elected and qualified.        Board of Managers of Cramer Rosenthal
                         Trustee since August 2007.       McGlynn, LLC and Roxbury Capital
                                                          Management, LLC (registered investment
                                                          advisers).

                                                          Wilmington Trust Corporation;
                                                          Wilmington Trust Company.

ROBERT J. CHRISTIAN(3)   Trustee                          Retired since February 2006; Executive
Date of Birth: 2/49                                       Vice President of Wilmington Trust
                         Shall serve until death,         Company from February 1996 to
12 Funds                 resignation or removal.          February 2006; President of Rodney
                         Trustee since October 1998,      Square Management Corporation
                         President and Chairman of        ("RSMC") from 1996 to 2005; Vice
                         the Board from October 1998      President of RSMC 2005 to 2006.
                         to January 2006.
                                                          FundVantage Trust (13 portfolios);
                                                          Optimum Fund Trust (6 portfolios)
                                                          (registered investment companies).

(1) The "Fund Complex" currently consists of the Trust (12 funds) and CRM Mutual Fund Trust (8 funds).

(2) Mr. Cecala is an "Interested Trustee" by reason of his position with Wilmington Trust Corporation and Wilmington Trust Company, each an affiliate of RSMC, an investment adviser to the Trust.

(3) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED

INDEPENDENT TRUSTEES

       NAME AND                 POSITION(S) HELD
    DATE OF BIRTH,                WITH TRUST,                      PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN           TERM OF OFFICE AND                  DURING PAST FIVE YEARS,
     FUND COMPLEX                LENGTH OF TIME                      OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)               SERVED                            HELD BY TRUSTEE
----------------------   ------------------------------   ----------------------------------------
ROBERT ARNOLD            Trustee                          Founder and co-manager, R. H. Arnold &
Date of Birth: 3/44                                       Co., Inc. (financial consulting) since
                         Shall serve until death,         1989.
12 Funds                 resignation or removal.          First Potomac Realty Trust (real estate
                         Trustee since May 1997.          investment trust).

DR. ERIC BRUCKER         Trustee                          Professor of Economics, Widener
Date of Birth: 12/41                                      University since July 2004; formerly,
                         Shall serve until death,         Dean, School of Business Administration
12 Funds                 resignation or removal.          of Widener University from 2001 to 2004;
                         Trustee since October 1999.      Dean, College of Business, Public Policy
                                                          and Health at the University of Maine
                                                          from September 1998 to June 2001.

                                                          None

NICHOLAS GIORDANO        Trustee and Chairman of          Consultant, financial services
Date of Birth: 3/43      the Board                        organizations from 1997 to present;
                                                          Interim President, LaSalle University
12 Funds                 Shall serve until death,         from 1998 to 1999; President and Chief
                         resignation or removal.          Executive Officer, Philadelphia Stock
                         Trustee since October 1998.      Exchange from 1981 to 1997.

                                                          Kalmar Pooled Investment Trust;
                                                          The RBB Fund, Inc. (19 portfolios)
                                                          (registered investment companies);
                                                          Independence Blue Cross; IntriCon
                                                          Corporation (industrial furnaces and
                                                          ovens).

LOUIS KLEIN, JR.         Trustee                          Self-employed financial consultant
Date of Birth: 5/35                                       since 1991.
                         Shall serve until death,
20 Funds                 resignation or removal.          CRM Mutual Fund Trust (8 portfolios)
                         Trustee since October 1999.      (registered investment companies); WHX
                                                          Corporation (industrial manufacturer).

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED

INDEPENDENT TRUSTEES (CONTINUED)

       NAME AND                 POSITION(S) HELD
    DATE OF BIRTH,                WITH TRUST,                      PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN           TERM OF OFFICE AND                  DURING PAST FIVE YEARS,
     FUND COMPLEX                LENGTH OF TIME                      OTHER DIRECTORSHIPS
OVERSEEN BY TRUSTEE(1)               SERVED                            HELD BY TRUSTEE
----------------------   ------------------------------   ----------------------------------------
THOMAS LEONARD           Trustee                          Retired since 2008; Former Partner with
Date of Birth: 2/49                                       PricewaterhouseCoopers (public
                         Shall serve until death,         accounting) from May 1970 to June 2008.
12 Funds                 resignation or removal.
                         Trustee since July 2008.         Alpha One Capital Partners, LLC
                                                          (2 portfolios) (unregistered investment
                                                          companies).

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED

EXECUTIVE OFFICERS

                                  POSITION(S) HELD
                                    WITH TRUST,                       PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                   DURING PAST FIVE YEARS,
    NAME, ADDRESS AND              LENGTH OF TIME                       OTHER DIRECTORSHIPS
      DATE OF BIRTH                    SERVED                                   HELD
------------------------   ------------------------------   ------------------------------------------
JOHN J. KELLEY             President & Chief Executive      President of Rodney Square Management
1100 North Market Street   Officer                          Corporation ("RSMC") since 2008; Vice
Wilmington, DE 19890                                        President of Wilmington Trust Investment
Date of Birth: 9/59        Shall serve at the pleasure of   Management, LLC ("WTIM") since
                           the Board and until successor    2005; Vice President of PNC Global
                           is elected and qualified.        Investment Servicing (U.S.), Inc. (former-
                           Officer since September 2005.    ly PFPC Inc.) from January 2005 to July
                                                            2005; Vice President of Administration,
                                                            1838 Investment Advisors, LP from 1999
                                                            to 2005; Chief Compliance Officer, 1838
                                                            Investment Advisors, LP from 2004 to
                                                            2005.

                                                            N/A

CLAYTON M. ALBRIGHT        Vice President                   Managing Director Fixed Income
1100 North Market Street                                    Management, Wilmington Trust since
Wilmington, DE 19890       Shall serve at the pleasure of   2007; Director Fixed Income Research
Date of Birth: 9/53        the Board and until successor    and Portfolio Manager, Wilmington Trust
                           is elected and qualified.        from 1996 to 2007; Vice President,
                           Officer since October 1998.      RSMC since 2001; Vice President of
                                                            WTIM since 2006; Vice President,
                                                            Wilmington Trust Company since 1997.

                                                            N/A

JOSEPH M. FAHEY, JR.       Vice President                   Investment Adviser, WTIM since 2003;
1100 North Market Street                                    Vice President, RSMC since 1992.
Wilmington, DE 19890       Shall serve at the pleasure of
Date of Birth: 1/57        the Board and until successor    N/A
                           is elected and qualified.
                           Officer since November 1999.

JOHN C. MCDONNELL          Vice President, Chief            Director of Mutual Fund Administration,
1100 North Market Street   Financial Officer & Treasurer    WTIM, since October 2005; Audit and
Wilmington, DE 19890                                        Assurance - Senior, Deloitte (public
Date of Birth: 4/66        Shall serve at the pleasure of   accounting) from September 2004 to
                           the Board and until successor    October 2005; Mutual Fund
                           is elected and qualified.        Administration, 1838 Investment
                           Officer since November 2005.     Advisors, LP from March 1999 to
                                                            September 2004.

                                                            N/A

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED

EXECUTIVE OFFICERS (CONTINUED)

                                  POSITION(S) HELD
                                    WITH TRUST,                       PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                   DURING PAST FIVE YEARS,
    NAME, ADDRESS AND              LENGTH OF TIME                       OTHER DIRECTORSHIPS
      DATE OF BIRTH                    SERVED                                   HELD
------------------------   ------------------------------   ------------------------------------------
ANNA M. BENCROWSKY         Vice President, Chief            Chief Compliance Officer, WTIM since
1100 North Market Street   Compliance Officer & Anti-       2007; Vice President, WTIM since 2004;
Wilmington, DE 19890       Money Laundering Officer         Vice President and Chief Compliance
Date of Birth: 5/51                                         Officer, RSMC since 2004; Vice
                           Shall serve at the pleasure of   President and Chief Compliance Officer,
                           the Board and until successor    1838 Investment Advisors, LP from
                           is elected and qualified;        1999 to 2004.
                           Officer since September 2004.

                                                            N/A

EDWARD W. DIFFIN, JR.      Vice President & Secretary       Director of Mutual Fund Regulatory
1100 North Market Street                                    Administration of WTIM since November
Wilmington, DE 19890       Shall serve at the pleasure of   2006; Coleman Counsel Per Diem from
Date of Birth: 1/52        the Board and until successor    November 2005 to November 2006; Vice
                           is elected and qualified;        President and Senior Counsel of Merrill
                           Officer since February 2007.     Lynch & Co., Inc. from 1994 to 2005.

                                                            N/A

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available, without charge, by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2009 is available, without charge, by calling the Fund at (800) 336-9970 or on the SEC's website listed above.

TRUSTEES

Nicholas A. Giordano
Chairman of the Board

Robert H. Arnold

Dr. Eric Brucker

Ted T. Cecala

Robert J. Christian

Louis Klein Jr.

Thomas Leonard

OFFICERS

John J. Kelley
President & Chief Executive Officer

John C. McDonnell
Vice President, Chief Financial Officer &
Treasurer

Edward W. Diffin Jr.
Vice President & Secretary

Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky
Vice President, Chief Compliance Officer &
Anti-Money Laundering Officer

CUSTODIAN

Wilmington Trust Company

1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
PNC Global Investment Servicing (U.S.), Inc.
301 Bellevue Parkway, Wilmington, DE 19809

THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON ASSET ALLOCATION FUNDS - INSTITUTIONAL AND A SHARES.

WILMINGTON |
     FUNDS |

                                                                  AAF_Semi_12/09

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in section 210.12-12 of Regulation S-X (17 CFR 210.12-12) is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               WT Mutual Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ John J. Kelley
                         -------------------------------------------------------
                           John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date                       March 5, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John J. Kelley
                         -------------------------------------------------------
                           John J. Kelley, President & Chief Executive Officer (principal executive officer)

Date                       March 5, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ John C. McDonnell
                         -------------------------------------------------------
                           John C. McDonnell, Vice President & Chief Financial Officer
                           (principal financial officer)

Date                       March 5, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.